SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 6.2%
Alphabet Inc, Cl A *	4,756	$13,778
Alphabet Inc, Cl C *	11,060	32,003
AT&T Inc	312,841	7,696
Comcast Corp, Cl A	142,077	7,151
Fox Corp	48,678	1,796
Live Nation Entertainment Inc *	29,670	3,551
Meta Platforms Inc, Cl A *	80,395	27,041
Netflix Inc *	17,691	10,658
Nexstar Media Group Inc, Cl A	2,988	451
Omnicom Group Inc	22,156	1,623
Roku Inc, Cl A *	12,615	2,879
Sea Ltd ADR *	12,996	2,907
Snap Inc, Cl A *	77,887	3,663
TEGNA Inc	171,512	3,183
T-Mobile US Inc *	52,721	6,115
Verizon Communications Inc	280,734	14,587
ViacomCBS Inc, Cl B	22,664	684

		139,766
Consumer Discretionary — 10.8%
Advance Auto Parts Inc	35,133	8,428
Amazon.com Inc, Cl A *	14,275	47,598
AutoZone Inc *	242	507
Best Buy Co Inc	38,681	3,930
BorgWarner Inc	244,805	11,033
Capri Holdings Ltd *	42,465	2,756
Carnival Corp *(A)	59,440	1,196
Carvana Co, Cl A *	8,458	1,961
Dick's Sporting Goods Inc	36,476	4,194
Dillard's Inc, Cl A	8,887	2,178
Dollar General Corp	40,005	9,434
DR Horton Inc	43,190	4,684
eBay Inc	56,727	3,772
Foot Locker Inc, Cl A	32,278	1,408
Ford Motor Co	147,806	3,070
General Motors Co *	239,785	14,059
Goodyear Tire & Rubber Co/The *	38,367	818
Harley-Davidson Inc, Cl A	49,267	1,857
Kohl's Corp	40,786	2,015
Lear Corp	26,627	4,872
Lennar Corp, Cl A	6,546	760
Lithia Motors Inc, Cl A	11,143	3,309
Lowe's Cos Inc	63,687	16,462
Magna International Inc, Cl A	49,219	3,984
MGM Resorts International	69,453	3,117
NIKE Inc, Cl B	70,519	11,753
PulteGroup Inc	217,624	12,439
Ralph Lauren Corp, Cl A	69,438	8,253
Ross Stores Inc	113,243	12,942
Starbucks Corp	75,737	8,859
Target Corp, Cl A	35,789	8,283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tesla Inc *	9,964	$10,530
Thor Industries Inc	33,250	3,450
Whirlpool Corp	27,260	6,397

		240,308
Consumer Staples — 6.5%
Altria Group Inc	159,288	7,549
Coca-Cola Co/The	128,168	7,589
Coca-Cola Europacific Partners PLC	137,396	7,684
Conagra Brands Inc	268,905	9,183
General Mills Inc	33,531	2,259
Ingredion Inc	89,406	8,640
J M Smucker Co/The	88,472	12,016
Kraft Heinz Co/The	17,400	625
Kroger Co/The	475,042	21,500
Molson Coors Beverage Co, Cl B	44,786	2,076
Mondelez International Inc, Cl A	7,300	484
PepsiCo Inc	63,667	11,059
Philip Morris International Inc	159,775	15,179
Procter & Gamble Co/The	7,458	1,220
Sysco Corp, Cl A	107,202	8,421
Tyson Foods Inc, Cl A	115,368	10,055
Unilever PLC ADR	286,631	15,418
US Foods Holding Corp *	55,086	1,919
Walgreens Boots Alliance Inc	38,917	2,030

		144,906
Energy — 2.6%
Baker Hughes Co, Cl A	561,897	13,519
BP PLC ADR	99,562	2,651
Canadian Natural Resources Ltd	120,423	5,088
Chevron Corp	67,685	7,943
ConocoPhillips	82,779	5,975
Devon Energy Corp	128,185	5,646
Exxon Mobil Corp	7,057	432
HollyFrontier Corp	50,627	1,659
Marathon Petroleum Corp	120,125	7,687
Phillips 66	43,346	3,141
Valero Energy Corp	54,263	4,076

		57,817
Financials — 15.0%
Aflac Inc	94,072	5,493
American Express Co	14,850	2,430
American Financial Group Inc/OH	4,314	592
Ameriprise Financial Inc	25,172	7,593
Annaly Capital Management Inc ‡	88,276	690
Banco Santander SA ADR	322,550	1,061
Bank of America Corp	440,737	19,608
Bank of New York Mellon Corp/The	19,244	1,118
Berkshire Hathaway Inc, Cl B *	88,045	26,325
Capital One Financial Corp	131,028	19,011
Charles Schwab Corp/The	152,473	12,823

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Citigroup Inc	195,670	$11,817
Citizens Financial Group Inc	93,732	4,429
Discover Financial Services	32,032	3,702
Essent Group Ltd	25,116	1,144
Everest Re Group Ltd	1,843	505
Fifth Third Bancorp	146,251	6,369
First American Financial Corp	6,938	543
First Republic Bank/CA	94,489	19,513
Goldman Sachs Group Inc/The	3,354	1,283
Hartford Financial Services Group Inc/The	89,538	6,182
JPMorgan Chase & Co	18,878	2,989
KeyCorp	134,532	3,112
KKR & Co Inc	55,247	4,116
Lincoln National Corp	13,729	937
Markel Corp *	11,289	13,931
Marsh & McLennan Cos Inc	75,695	13,157
MFA Financial Inc ‡	119,753	546
Moody's Corp	38,887	15,189
Morgan Stanley	71,661	7,034
New York Community Bancorp Inc	257,982	3,150
Popular Inc	60,934	4,999
Progressive Corp/The	58,789	6,035
Radian Group Inc	32,673	690
Regions Financial Corp	247,865	5,403
S&P Global Inc	33,921	16,008
Signature Bank/New York NY, Cl B	17,706	5,727
SLM Corp	302,734	5,955
State Street Corp	138,447	12,876
Synchrony Financial	226,312	10,499
Two Harbors Investment Corp ‡	319,745	1,845
Unum Group	18,535	455
US Bancorp	323,806	18,188
Voya Financial Inc	62,675	4,156
Wells Fargo & Co	156,050	7,487
Willis Towers Watson PLC	60,162	14,288
Zions Bancorp NA	94,033	5,939

		336,942
Health Care — 13.5%
AbbVie Inc	51,700	7,000
Align Technology Inc *	6,761	4,443
AmerisourceBergen Corp, Cl A	93,784	12,463
Amgen Inc, Cl A	57,858	13,016
AstraZeneca PLC ADR	97,023	5,652
Biogen Inc *	6,978	1,674
Bristol-Myers Squibb Co	155,447	9,692
Cardinal Health Inc	39,549	2,036
Catalent Inc *	41,341	5,293
CVS Health Corp	213,102	21,984
Danaher Corp, Cl A	43,061	14,168
DaVita Inc *	13,397	1,524
DENTSPLY SIRONA Inc	118,511	6,612

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dexcom Inc *	5,776	$3,102
Doximity Inc, Cl A *	19,091	957
Gilead Sciences Inc	34,934	2,537
GlaxoSmithKline PLC ADR	38,428	1,695
HCA Healthcare Inc	20,926	5,376
Humana Inc	32,922	15,271
IDEXX Laboratories Inc *	687	452
Intra-Cellular Therapies Inc, Cl A *	36,662	1,919
Jazz Pharmaceuticals PLC *	31,551	4,020
Johnson & Johnson	217,191	37,155
McKesson Corp	27,209	6,763
Medtronic PLC	114,386	11,833
Merck & Co Inc	121,115	9,282
Mettler-Toledo International Inc *	9,933	16,858
Natera Inc *	10,152	948
Organon & Co	22,650	690
PerkinElmer Inc	55,075	11,073
Perrigo Co PLC	79,503	3,093
Pfizer Inc	298,827	17,646
Regeneron Pharmaceuticals Inc *	10,283	6,494
Thermo Fisher Scientific Inc	8,995	6,002
UnitedHealth Group Inc	54,171	27,202
Viatris Inc, Cl W *	103,502	1,400
Zimmer Biomet Holdings Inc	39,405	5,006

		302,331
Industrials — 10.3%
AerCap Holdings NV *	62,810	4,109
AGCO Corp	49,960	5,796
Allison Transmission Holdings Inc	48,690	1,770
American Airlines Group Inc *	27,189	488
AMETEK Inc	39,693	5,836
Booz Allen Hamilton Holding Corp, Cl A	96,444	8,178
Cintas Corp	11,523	5,107
Cummins Inc	35,236	7,686
Delta Air Lines Inc, Cl A *	24,730	966
Eaton Corp PLC	30,927	5,345
FedEx Corp	30,852	7,980
Fortive Corp	169,478	12,929
General Electric Co	75,955	7,175
Honeywell International Inc	118,454	24,699
Huntington Ingalls Industries Inc, Cl A	16,114	3,009
Ingersoll Rand Inc	151,734	9,388
L3Harris Technologies Inc	28,887	6,160
Lockheed Martin Corp	4,348	1,545
ManpowerGroup Inc	29,203	2,842
Northrop Grumman Corp	2,095	811
Oshkosh Corp	8,732	984
Owens Corning	34,317	3,106
Parker-Hannifin Corp, Cl A	25,904	8,241
Robert Half International Inc	3,862	431
Roper Technologies Inc	21,548	10,599

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ryder System Inc	16,364	$1,349
Snap-on Inc	8,649	1,863
Stanley Black & Decker Inc	60,891	11,485
Textron Inc	87,866	6,783
Timken Co/The	72,653	5,034
TransDigm Group Inc *	20,601	13,108
Uber Technologies Inc *	59,601	2,499
Union Pacific Corp	11,599	2,922
United Airlines Holdings Inc *	18,153	795
United Parcel Service Inc, Cl B	82,741	17,735
Vertiv Holdings Co, Cl A	203,407	5,079
WW Grainger Inc	33,667	17,448

		231,280
Information Technology — 24.7%
Adobe Inc *	43,457	24,643
Advanced Micro Devices Inc *	56,202	8,088
Amdocs Ltd	39,822	2,980
Amkor Technology Inc	51,908	1,287
Amphenol Corp, Cl A	57,830	5,058
Apple Inc	410,035	72,810
Applied Materials Inc	146,101	22,990
Arrow Electronics Inc, Cl A *	5,863	787
Automatic Data Processing Inc	26,457	6,524
Bill.com Holdings Inc *	13,075	3,258
Block Inc, Cl A *	10,509	1,697
Cadence Design Systems Inc *	15,371	2,864
Cisco Systems Inc/Delaware	151,519	9,602
Crowdstrike Holdings Inc, Cl A *	12,031	2,463
Dell Technologies Inc, Cl C *	4,018	226
Dlocal Ltd/Uruguay, Cl A *	43,400	1,549
DXC Technology Co *	70,284	2,262
Fortinet Inc *	2,936	1,055
Global Payments Inc	144,233	19,497
Hewlett Packard Enterprise Co	262,573	4,141
HP Inc	130,088	4,900
Intel Corp	188,169	9,691
International Business Machines Corp	24,273	3,244
Intuit Inc	57,891	37,237
Jabil Inc	60,924	4,286
Juniper Networks Inc	88,541	3,162
KLA Corp	35,944	15,460
Kyndryl Holdings Inc *	4,854	88
Marqeta Inc, Cl A *	118,562	2,036
Microchip Technology Inc	300,937	26,200
Micron Technology Inc	57,859	5,390
Microsoft Corp	221,357	74,447
Motorola Solutions Inc	45,095	12,252
NetApp Inc	14,712	1,353
NVIDIA Corp	44,693	13,145
NXP Semiconductors NV	55,285	12,593
Oracle Corp, Cl B	105,989	9,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PayPal Holdings Inc *	69,801	$13,163
QUALCOMM Inc	119,035	21,768
salesforce.com *	72,508	18,426
SAP SE ADR (A)	74,822	10,483
Seagate Technology Holdings PLC	67,847	7,665
SolarEdge Technologies Inc *	8,909	2,500
Teradyne Inc	26,141	4,275
Twilio Inc, Cl A *	10,642	2,803
Unity Software Inc *	27,102	3,875
VeriSign Inc *	2,795	709
Visa Inc, Cl A	110,461	23,938
Vishay Intertechnology Inc	103,407	2,261
VMware Inc, Cl A *	1,770	205
Vontier Corp	387,749	11,916
Xerox Holdings Corp	64,050	1,450

		553,945
Materials — 4.6%
Air Products and Chemicals Inc	64,843	19,729
Alcoa Corp	90,873	5,414
Berry Global Group Inc *	13,761	1,015
Cabot Corp	21,441	1,205
Celanese Corp, Cl A	56,097	9,428
Corteva Inc	99,773	4,717
Crown Holdings Inc	68,134	7,537
DuPont de Nemours Inc	38,689	3,125
Eastman Chemical Co	64,275	7,772
Ecolab Inc	9,845	2,310
FMC Corp	56,943	6,257
Huntsman Corp	195,900	6,833
International Paper Co	45,234	2,125
Linde PLC	6,837	2,368
Newmont Corp	63,436	3,934
PPG Industries Inc	43,404	7,485
Reliance Steel & Aluminum Co	17,345	2,814
Steel Dynamics Inc	49,447	3,069
Vulcan Materials Co	29,844	6,195
Westrock Co	8,670	385

		103,717
Real Estate — 2.0%
American Tower Corp, Cl A ‡	55,725	16,300
Crown Castle International Corp ‡	50,675	10,578
Diversified Healthcare Trust ‡	383,858	1,186
Gaming and Leisure Properties Inc ‡	87,103	4,238
Iron Mountain Inc ‡	24,500	1,282
Omega Healthcare Investors Inc ‡	54,474	1,612
Ryman Hospitality Properties Inc *‡	62,818	5,777
Sabra Health Care Inc ‡	81,408	1,102
Service Properties Trust ‡	221,898	1,951

		44,026

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.5%
Edison International	14,675	$1,002
FirstEnergy Corp	156,616	6,514
MDU Resources Group Inc	97,537	3,008
NextEra Energy Inc	178,607	16,675
NiSource Inc	324,536	8,960
NRG Energy Inc	85,945	3,702
PPL Corp	210,324	6,322
UGI Corp	139,722	6,415
Vistra Corp	157,982	3,597

		56,195
Total Common Stock
(Cost $1,263,025) ($ Thousands)		2,211,233

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(B)	2,372,700	$2,377

Total Affiliated Partnership
(Cost $2,371) ($ Thousands)		2,377

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	27,845,422	27,845

Total Cash Equivalent
(Cost $27,845) ($ Thousands)		27,845

Total Investments in Securities — 100.0%
(Cost $1,293,241) ($ Thousands)		$2,241,455

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	100	Mar-2022	$23,283	$23,792	$509
S&P Mid Cap 400 Index E-MINI	9	Mar-2022	2,480	2,554	74
			$25,763	$26,346	$583

Percentages are based on Net Assets of $2,240,961 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $2,284 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $2,377 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's
Ser — Series

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,211,233	–	–	2,211,233
Affiliated Partnership	–	2,377	–	2,377
Cash Equivalent	27,845	–	–	27,845
Total Investments in Securities	2,239,078	2,377	–	2,241,455

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	583	–	–	583
Total Other Financial Instruments	583	–	–	583

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$16,145	$25,252	$(39,020)	$—	$—	$2,377	2,372,700	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	19,853	120,292	(112,301)	1	—	27,845	27,845,422	1	—
Totals	$35,998	$145,544	$(151,321)	$1	$—	$30,222		$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 5.4%
AT&T Inc	1,031,235	$25,368
BCE Inc	294,510	15,326
Comcast Corp, Cl A	189,923	9,559
Fox Corp, Cl A	114,572	4,228
Meta Platforms Inc, Cl A *	14,359	4,830
Omnicom Group Inc	123,622	9,058
TEGNA Inc	136,100	2,526
T-Mobile US Inc *	44,826	5,199
Verizon Communications Inc	209,421	10,881
ViacomCBS Inc, Cl B	47,731	1,440

		88,415
Consumer Discretionary — 7.7%
Best Buy Co Inc	62,685	6,369
Carnival Corp *(A)	89,490	1,801
Dick's Sporting Goods Inc	21,511	2,473
Dillard's Inc, Cl A (A)	12,276	3,008
DR Horton Inc	5,315	576
eBay Inc	41,518	2,761
Foot Locker Inc, Cl A	38,308	1,671
Ford Motor Co	192,027	3,988
General Motors Co *	265,937	15,592
Genuine Parts Co	132,329	18,553
Goodyear Tire & Rubber Co/The *	72,101	1,537
Harley-Davidson Inc, Cl A	26,082	983
Kohl's Corp	6,552	324
Lear Corp	12,142	2,221
Lennar Corp, Cl A	6,006	698
Lowe's Cos Inc	52,140	13,477
Magna International Inc, Cl A	24,663	1,996
PulteGroup Inc	215,305	12,307
Target Corp, Cl A	106,998	24,764
Thor Industries Inc	36,139	3,750
Whirlpool Corp	24,849	5,831

		124,680
Consumer Staples — 8.3%
Altria Group Inc	207,317	9,825
Conagra Brands Inc	146,906	5,017
Diageo PLC ADR	39,610	8,720
General Mills Inc	4,632	312
Ingredion Inc	83,947	8,113
J M Smucker Co/The	17,549	2,384
Kimberly-Clark Corp	79,941	11,425
Kraft Heinz Co/The	56,221	2,018
Kroger Co/The	458,739	20,762
Molson Coors Beverage Co, Cl B	115,655	5,361
Philip Morris International Inc	185,286	17,602
Procter & Gamble Co/The	29,779	4,871
Tyson Foods Inc, Cl A	168,142	14,655
Unilever PLC ADR	172,247	9,265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walgreens Boots Alliance Inc	220,812	$11,518
Walmart Inc	18,886	2,733

		134,581
Energy — 4.8%
BP PLC ADR	127,923	3,407
Canadian Natural Resources Ltd	109,363	4,621
Chevron Corp	193,503	22,708
ConocoPhillips	250,305	18,067
Devon Energy Corp	88,155	3,883
Exxon Mobil Corp	193,469	11,838
HollyFrontier Corp	55,971	1,835
Marathon Petroleum Corp	78,478	5,022
Phillips 66	31,140	2,256
Valero Energy Corp	60,065	4,511

		78,148
Financials — 20.1%
Aflac Inc	88,114	5,145
Allstate Corp/The	34,766	4,090
American Financial Group Inc/OH	21,126	2,901
Ameriprise Financial Inc	27,250	8,220
Annaly Capital Management Inc ‡	292,976	2,291
Banco Santander SA ADR	752,254	2,475
Bank of America Corp	657,400	29,248
Bank of New York Mellon Corp/The	201,580	11,708
Berkshire Hathaway Inc, Cl B *	43,288	12,943
Capital One Financial Corp	28,002	4,063
Chubb Ltd	94,141	18,198
Citigroup Inc	538,848	32,541
Citizens Financial Group Inc	139,869	6,609
Discover Financial Services	37,526	4,336
Essent Group Ltd	27,172	1,237
Fifth Third Bancorp	113,014	4,922
First American Financial Corp	19,225	1,504
Goldman Sachs Group Inc/The	7,938	3,037
Hartford Financial Services Group Inc/The	40,505	2,796
JPMorgan Chase & Co	171,797	27,204
KeyCorp	125,944	2,913
KKR & Co Inc	30,397	2,265
Lincoln National Corp	29,914	2,042
MetLife Inc	85,353	5,334
Morgan Stanley	281,159	27,598
New York Community Bancorp Inc	262,592	3,206
Popular Inc	58,412	4,792
Principal Financial Group Inc, Cl A	7,330	530
Prudential Financial Inc	60,510	6,550
Radian Group Inc	35,327	746
Regions Financial Corp	201,984	4,403
SLM Corp	310,194	6,102
State Street Corp	47,517	4,419
Synchrony Financial	153,808	7,135
T Rowe Price Group Inc	16,506	3,246

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	50,275	$7,865
Truist Financial Corp	211,571	12,387
Two Harbors Investment Corp ‡	381,659	2,202
Unum Group	55,915	1,374
Voya Financial Inc	105,231	6,978
Wells Fargo & Co	421,711	20,234
Willis Towers Watson PLC	16,379	3,890
Zions Bancorp NA	90,973	5,746

		327,425
Health Care — 16.6%
AbbVie Inc	51,187	6,931
Amgen Inc, Cl A	23,008	5,176
AstraZeneca PLC ADR	92,031	5,361
Biogen Inc *	9,569	2,296
Bristol-Myers Squibb Co	183,512	11,442
Cardinal Health Inc	117,940	6,073
Cigna Corp	28,504	6,545
CVS Health Corp	207,302	21,385
DaVita Inc *	27,976	3,183
Eli Lilly & Co	48,685	13,448
Gilead Sciences Inc	101,959	7,403
GlaxoSmithKline PLC ADR	91,555	4,037
HCA Healthcare Inc	27,187	6,985
Hologic Inc *	16,620	1,272
Intra-Cellular Therapies Inc, Cl A *	53,056	2,777
Jazz Pharmaceuticals PLC *	46,680	5,947
Johnson & Johnson	178,474	30,532
McKesson Corp	48,778	12,125
Medtronic PLC	169,834	17,569
Merck & Co Inc	336,093	25,758
Novartis AG ADR	152,220	13,315
Organon & Co	25,161	766
Pfizer Inc	813,860	48,058
Regeneron Pharmaceuticals Inc *	5,277	3,333
Viatris Inc, Cl W *	291,220	3,940
Zimmer Biomet Holdings Inc	38,596	4,903

		270,560
Industrials — 10.4%
3M Co	61,376	10,902
AerCap Holdings NV *	64,608	4,227
AGCO Corp	40,664	4,718
Allison Transmission Holdings Inc	68,559	2,492
American Airlines Group Inc *	41,207	740
Cummins Inc	46,257	10,091
Delta Air Lines Inc, Cl A *	55,046	2,151
FedEx Corp	33,908	8,770
General Dynamics Corp	66,258	13,813
Huntington Ingalls Industries Inc, Cl A	16,362	3,055
Johnson Controls International plc	320,628	26,070
L3Harris Technologies Inc	7,044	1,502
Lockheed Martin Corp	10,513	3,736

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ManpowerGroup Inc	43,444	$4,228
Northrop Grumman Corp	9,987	3,866
Oshkosh Corp	17,457	1,968
Owens Corning	23,991	2,171
PACCAR Inc	18,523	1,635
Raytheon Technologies Corp	209,293	18,012
Ryder System Inc	23,674	1,952
Siemens AG ADR	165,998	14,375
Snap-on Inc	17,803	3,834
Textron Inc	67,901	5,242
Timken Co/The	50,058	3,469
United Airlines Holdings Inc *	38,723	1,695
United Parcel Service Inc, Cl B	68,302	14,640

		169,354
Information Technology — 11.4%
Amdocs Ltd	68,616	5,135
Amkor Technology Inc	108,102	2,680
Applied Materials Inc	61,889	9,739
Arrow Electronics Inc, Cl A *	43,920	5,897
Broadcom Inc	21,550	14,340
Cisco Systems Inc/Delaware	349,960	22,177
Cognizant Technology Solutions Corp, Cl A	107,595	9,546
DXC Technology Co *	69,089	2,224
Global Payments Inc	21,490	2,905
Hewlett Packard Enterprise Co	260,289	4,105
HP Inc	402,947	15,179
Intel Corp	576,838	29,707
International Business Machines Corp	35,900	4,799
Jabil Inc	72,955	5,132
Juniper Networks Inc	180,394	6,442
Kyndryl Holdings Inc *	7,180	130
Micron Technology Inc	70,689	6,585
Microsoft Corp	39,275	13,209
Oracle Corp, Cl B	77,414	6,751
Seagate Technology Holdings PLC	48,818	5,515
Teradyne Inc	45,757	7,483
Vontier Corp	151,323	4,650
Xerox Holdings Corp	94,367	2,136

		186,466
Materials — 5.3%
Alcoa Corp	70,246	4,185
Berry Global Group Inc *	26,280	1,939
Cabot Corp	38,287	2,152
Celanese Corp, Cl A	37,783	6,350
Corteva Inc	106,423	5,032
Crown Holdings Inc	50,076	5,539
Dow Inc	180,016	10,211
DuPont de Nemours Inc	48,652	3,930
Eastman Chemical Co	85,196	10,301
Huntsman Corp	239,010	8,337
International Paper Co	111,708	5,248

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	37,839	$3,490
Newmont Corp	65,781	4,080
O-I Glass Inc, Cl I *	82,301	990
Reliance Steel & Aluminum Co	38,172	6,192
Steel Dynamics Inc	81,415	5,053
Sylvamo Corp *	10,155	283
Westrock Co	60,481	2,683

		85,995
Real Estate — 3.6%
Diversified Healthcare Trust ‡	296,075	915
Gaming and Leisure Properties Inc ‡	90,669	4,412
Healthpeak Properties Inc ‡	409,211	14,768
Iron Mountain Inc ‡	78,251	4,095
Omega Healthcare Investors Inc ‡	117,745	3,484
Ryman Hospitality Properties Inc *‡	44,353	4,079
Sabra Health Care Inc ‡	226,324	3,064
Service Properties Trust ‡	153,542	1,350
VICI Properties Inc ‡(A)	291,410	8,774
Welltower Inc ‡	164,870	14,141

		59,082
Utilities — 5.3%
Duke Energy Corp	113,055	11,859
Edison International	57,916	3,953
Exelon Corp	165,792	9,576
FirstEnergy Corp	97,676	4,062
MDU Resources Group Inc	174,345	5,377
NextEra Energy Inc	259,809	24,256

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	252,521	$6,972
NRG Energy Inc	70,556	3,040
PPL Corp	239,861	7,210
UGI Corp	109,803	5,041
Vistra Corp	185,517	4,224

		85,570
Total Common Stock
(Cost $1,048,062) ($ Thousands)		1,610,276

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.020% **†(B)	13,237,586	13,240

Total Affiliated Partnership
(Cost $13,240) ($ Thousands)		13,240

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	15,695,778	15,696

Total Cash Equivalent
(Cost $15,696) ($ Thousands)		15,696

Total Investments in Securities — 100.7%
(Cost $1,076,998) ($ Thousands)		$1,639,212

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	32	Mar-2022	$7,455	$7,614	$159
S&P Mid Cap 400 Index E-MINI	14	Mar-2022	3,853	3,973	120
			$11,308	$11,587	$279

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Value Fund (Concluded)

Percentages are based on Net Assets of $1,628,216 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $12,980 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $13,240 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,610,276	–	–	1,610,276
Affiliated Partnership	–	13,240	–	13,240
Cash Equivalent	15,696	–	–	15,696
Total Investments in Securities	1,625,972	13,240	–	1,639,212

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	279	–	–	279
Total Other Financial Instruments	279	–	–	279

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$6,431	$31,823	$(25,014)	$—	$—	$13,240	13,237,586	$5	$—
SEI Daily Income Trust, Government Fund, Cl F	20,275	38,039	(42,618)	—	—	15,696	15,695,778	—	—
Totals	$26,706	$69,862	$(67,632)	$—	$—	$28,936		$5	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 8.9%
Alphabet Inc, Cl A *	15,308	$44,348
Alphabet Inc, Cl C *	15,585	45,096
Interpublic Group of Cos Inc/The	10,780	404
Live Nation Entertainment Inc *	94,492	11,310
Meta Platforms Inc, Cl A *	93,363	31,402
Netflix Inc *	8,949	5,391
News Corp, Cl A	13,708	306
Roku Inc, Cl A *	29,391	6,707
Sea Ltd ADR *	41,396	9,261
Snap Inc, Cl A *	191,724	9,017

		163,242
Consumer Discretionary — 16.6%
Airbnb Inc, Cl A *	13,187	2,196
Amazon.com Inc, Cl A *	29,323	97,773
AutoZone Inc *	11,271	23,628
Boyd Gaming Corp *	5,872	385
BRP Inc	49,553	4,346
Capri Holdings Ltd *	157,379	10,215
Carvana Co, Cl A *	16,875	3,911
Etsy Inc *	33,264	7,283
General Motors Co *	168,776	9,895
Home Depot Inc/The	28,522	11,837
Kohl's Corp	6,615	326
Lennar Corp, Cl A	103,371	12,008
Lithia Motors Inc, Cl A	33,510	9,951
LKQ Corp	6,783	407
Lowe's Cos Inc	72,095	18,635
Lululemon Athletica Inc *	791	310
MGM Resorts International	252,513	11,333
NIKE Inc, Cl B	101,699	16,950
Starbucks Corp	28,921	3,383
Tapestry Inc	9,239	375
Target Corp, Cl A	10,313	2,387
Tesla Inc *	40,937	43,261
TJX Cos Inc/The	185,373	14,074
Williams-Sonoma Inc	1,706	289

		305,158
Consumer Staples — 3.3%
Albertsons Cos Inc, Cl A (A)	11,879	359
Altria Group Inc	7,475	354
Coca-Cola Co/The	6,824	404
Colgate-Palmolive Co	133,247	11,371
Costco Wholesale Corp	10,224	5,804
Estee Lauder Cos Inc/The, Cl A	1,080	400
Herbalife Nutrition Ltd *	9,269	379
Kroger Co/The	9,071	411
Monster Beverage Corp *	4,095	393
PepsiCo Inc	133,474	23,186
Philip Morris International Inc	3,609	343

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procter & Gamble Co/The	64,078	$10,482
US Foods Holding Corp *	217,307	7,569

		61,455
Energy — 0.5%
ConocoPhillips	116,319	8,396
EOG Resources Inc	4,397	391

		8,787
Financials — 6.5%
Apollo Global Management Inc, Cl A	5,039	365
Blackstone Inc, Cl A (B)	69,790	9,030
Carlyle Group Inc/The	6,747	370
CME Group Inc	32,696	7,470
FactSet Research Systems Inc	20,438	9,933
Moody's Corp	53,022	20,709
MSCI Inc, Cl A	30,072	18,425
PacWest Bancorp	158,055	7,139
S&P Global Inc	32,621	15,395
Santander Consumer USA Holdings Inc	9,663	406
Signature Bank/New York NY, Cl B	48,748	15,769
SVB Financial Group, Cl B *	10,910	7,400
US Bancorp	120,988	6,796

		119,207
Health Care — 9.3%
Abbott Laboratories	64,537	9,083
Align Technology Inc *	17,976	11,813
Becton Dickinson and Co	23,673	5,953
Bruker Corp	4,401	369
Catalent Inc *	116,845	14,960
Danaher Corp, Cl A	85,007	27,968
Dexcom Inc *	15,632	8,394
Doximity Inc, Cl A *	7,245	363
IDEXX Laboratories Inc *	1,917	1,262
Johnson & Johnson	83,965	14,364
Mettler-Toledo International Inc *	7,581	12,867
Moderna Inc *	5,383	1,367
Natera Inc *	16,643	1,554
Pfizer Inc	50,718	2,995
Stryker Corp	16,541	4,423
UnitedHealth Group Inc	103,745	52,095
Veeva Systems Inc, Cl A *	4,414	1,128

		170,958
Industrials — 7.7%
A O Smith Corp	4,977	427
AMETEK Inc	56,618	8,325
Carrier Global Corp	237,880	12,903
Cintas Corp	10,916	4,838
Crane Co, Cl A	3,635	370
Eaton Corp PLC	101,727	17,580
Generac Holdings Inc *	9,619	3,385
Graco Inc	135,851	10,952

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Middleby Corp/The *	68,130	$13,405
nVent Electric PLC	10,690	406
Otis Worldwide Corp	108,620	9,457
Robert Half International Inc	3,979	444
Tetra Tech Inc	44,285	7,520
Textron Inc	133,691	10,321
Trane Technologies PLC	48,270	9,752
TransDigm Group Inc *	18,558	11,808
Uber Technologies Inc *	133,560	5,600
Union Pacific Corp	53,466	13,470

		140,963
Information Technology — 42.9%
Adobe Inc *	56,436	32,003
Advanced Micro Devices Inc *	122,552	17,635
Analog Devices Inc	76,633	13,470
Apple Inc	806,474	143,206
Applied Materials Inc	257,963	40,593
Arista Networks Inc *	20,133	2,894
Autodesk Inc, Cl A *	1,172	330
Bill.com Holdings Inc *	23,127	5,762
Block Inc, Cl A *	15,104	2,439
Broadcom Inc	27,194	18,095
Cadence Design Systems Inc *	23,173	4,318
Crowdstrike Holdings Inc, Cl A *	29,730	6,087
Datadog Inc, Cl A *	2,041	364
Dlocal Ltd/Uruguay, Cl A *	123,216	4,398
Dolby Laboratories Inc, Cl A	3,861	368
Dropbox Inc, Cl A *	11,560	284
EPAM Systems Inc *	18,381	12,287
F5 Inc, Cl A *	1,586	388
Fortinet Inc *	16,370	5,883
HP Inc	117,238	4,416
Intuit Inc	56,166	36,127
Jabil Inc	5,634	396
Keysight Technologies Inc *	1,770	366
KLA Corp	8,599	3,698
Littelfuse Inc	1,163	366
Manhattan Associates Inc *	2,228	346
Marqeta Inc, Cl A *	285,701	4,905
Mastercard Inc, Cl A	73,250	26,320
Micron Technology Inc	128,024	11,925
Microsoft Corp	605,376	203,600
Monolithic Power Systems Inc	656	324
NetApp Inc	20,218	1,860
NVIDIA Corp	200,038	58,833
ON Semiconductor Corp *	14,287	970
Oracle Corp, Cl B	201,020	17,531
Paychex Inc	3,042	415
PayPal Holdings Inc *	94,307	17,784
QUALCOMM Inc	110,045	20,124
salesforce.com *	67,204	17,079

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ServiceNow Inc *	10,944	$7,104
SolarEdge Technologies Inc *	24,460	6,863
Twilio Inc, Cl A *	20,805	5,479
Unity Software Inc *	49,618	7,095
VeriSign Inc *	3,525	895
Visa Inc, Cl A	102,357	22,182

		787,807
Materials — 3.2%
Ecolab Inc	18,344	4,303
Freeport-McMoRan Inc, Cl B	172,991	7,219
Linde PLC	24,232	8,395
Louisiana-Pacific Corp	82,297	6,448
Mosaic Co/The	135,738	5,333
Olin Corp	6,224	358
Sherwin-Williams Co/The, Cl A	53,261	18,757
Steel Dynamics Inc	106,754	6,626

		57,439
Real Estate — 0.3%
CBRE Group Inc, Cl A *	30,534	3,313
Duke Realty Corp ‡	9,403	617
Invitation Homes Inc ‡	8,797	399
Jones Lang LaSalle Inc *‡	3,563	960
Regency Centers Corp ‡	5,120	386
Simon Property Group Inc ‡	2,255	360

		6,035
Total Common Stock
(Cost $773,439) ($ Thousands)		1,821,051

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(C)	362,198	362

Total Affiliated Partnership
(Cost $362) ($ Thousands)		362

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	15,982,627	15,983

Total Cash Equivalent
(Cost $15,983) ($ Thousands)		15,983

Total Investments in Securities — 100.1%
(Cost $789,784) ($ Thousands)		$1,837,396

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	51	Mar-2022	$11,916	$12,134	$218

Percentages are based on Net Assets of $1,836,061 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $356 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $9,030 ($ Thousands), or 0.5% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $362 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,821,051	–	–	1,821,051
Affiliated Partnership	–	362	–	362
Cash Equivalent	15,983	–	–	15,983
Total Investments in Securities	1,837,034	362	–	1,837,396

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	218	–	–	218
Total Other Financial Instruments	218	–	–	218

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$122	$4,650	$(4,410)	$—	$—	$362	362,198	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	15,702	96,923	(96,642)	—	—	15,983	15,982,627	—	—
Totals	$15,824	$101,573	$(101,052)	$—	$—	$16,345		$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 9.4%
Activision Blizzard Inc	20,381	$1,356
Alphabet Inc, Cl A *	7,921	22,947
Alphabet Inc, Cl C *	7,390	21,384
Altice USA Inc, Cl A *	5,800	94
AT&T Inc	188,191	4,629
Cable One Inc	138	243
Charter Communications Inc, Cl A *	3,336	2,175
Comcast Corp, Cl A	120,029	6,041
Discovery Inc, Cl A *(A)	4,400	104
Discovery Inc, Cl C *	8,312	190
DISH Network Corp, Cl A *	6,511	211
Electronic Arts Inc	7,406	977
Fox Corp, Cl A	8,231	304
Fox Corp, Cl B	3,900	134
IAC/InterActiveCorp *	1,998	261
Interpublic Group of Cos Inc/The	10,300	386
Liberty Broadband Corp, Cl A *	700	113
Liberty Broadband Corp, Cl C *	3,758	605
Liberty Media Corp-Liberty Formula One, Cl A *	700	42
Liberty Media Corp-Liberty Formula One, Cl C *	5,200	329
Liberty Media Corp-Liberty SiriusXM *	6,698	340
Live Nation Entertainment Inc *	3,590	430
Loyalty Ventures Inc *	510	15
Lumen Technologies Inc	28,895	363
Madison Square Garden Sports Corp *	553	96
Match Group Inc *	7,399	978
Meta Platforms Inc, Cl A *	62,255	20,939
Netflix Inc *	11,377	6,854
New York Times Co/The, Cl A	4,312	208
News Corp, Cl A	10,300	230
News Corp, Cl B	3,200	72
Nexstar Media Group Inc, Cl A	1,100	166
Omnicom Group Inc	5,526	405
Pinterest Inc, Cl A *	14,576	530
Playtika Holding Corp *	2,800	48
Roku Inc, Cl A *	3,145	718
Sirius XM Holdings Inc (A)	23,718	151
Skillz Inc, Cl A *(A)	7,400	55
Spotify Technology SA *	3,660	857
Take-Two Interactive Software Inc, Cl A *	2,987	531
T-Mobile US Inc *	15,517	1,800
TripAdvisor Inc *	2,600	71
Twitter Inc *	20,380	881
Verizon Communications Inc	109,173	5,673
ViacomCBS Inc	219	7
ViacomCBS Inc, Cl B	15,153	457
Vimeo Inc *	3,917	70
Walt Disney Co/The *	47,867	7,414

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Wrestling Entertainment Inc, Cl A	1,200	$59
Zynga Inc, Cl A *	26,531	170

		113,113
Consumer Discretionary — 12.2%
Advance Auto Parts Inc	1,717	412
Amazon.com Inc, Cl A *	11,422	38,085
Aptiv PLC *	7,053	1,164
Aramark	5,891	217
AutoNation Inc *	1,194	140
AutoZone Inc *	560	1,174
Bath & Body Works Inc	6,400	447
Best Buy Co Inc	6,580	668
Booking Holdings Inc *	1,068	2,562
BorgWarner Inc	6,300	284
Boyd Gaming Corp	2,100	138
Bright Horizons Family Solutions Inc *	1,600	201
Brunswick Corp/DE	2,000	202
Burlington Stores Inc *	1,753	511
Caesars Entertainment Inc *	5,300	496
Capri Holdings Ltd *	3,900	253
CarMax Inc *	4,300	560
Carnival Corp *	22,327	449
Carter's Inc	1,100	111
Carvana Co, Cl A *	2,068	479
Chegg Inc *	3,687	113
Chipotle Mexican Grill Inc, Cl A *	731	1,278
Choice Hotels International Inc	928	145
Churchill Downs Inc	961	232
Columbia Sportswear Co	1,000	97
Darden Restaurants Inc	3,399	512
Deckers Outdoor Corp *	700	256
Dick's Sporting Goods Inc	1,692	195
Dollar General Corp	6,145	1,449
Dollar Tree Inc *	6,018	846
Domino's Pizza Inc	960	542
DoorDash Inc, Cl A *	3,800	566
DR Horton Inc	8,738	948
DraftKings Inc, Cl A *	7,800	214
eBay Inc	17,006	1,131
Etsy Inc *	3,304	723
Expedia Group Inc *	3,782	684
Five Below Inc *	1,483	307
Floor & Decor Holdings Inc, Cl A *	2,700	351
Foot Locker Inc, Cl A	2,400	105
Ford Motor Co	103,085	2,141
Frontdoor Inc *	2,210	81
GameStop Corp, Cl A *	1,700	252
Gap Inc/The	5,300	93
Garmin Ltd	3,957	539
General Motors Co *	36,249	2,125
Gentex Corp	6,235	217

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	3,676	$515
Grand Canyon Education Inc *	1,200	103
H&R Block Inc	4,500	106
Hanesbrands Inc	9,000	151
Harley-Davidson Inc, Cl A	4,100	155
Hasbro Inc	3,302	336
Hayward Holdings Inc *	1,000	26
Hilton Worldwide Holdings Inc *	7,184	1,121
Home Depot Inc/The	28,033	11,634
Hyatt Hotels Corp, Cl A *	1,294	124
Kohl's Corp	4,025	199
Las Vegas Sands Corp *	8,646	325
Lear Corp	1,550	284
Leggett & Platt Inc	3,400	140
Lennar Corp, Cl A	7,089	824
Lennar Corp, Cl B	450	43
Leslie's Inc *	3,600	85
Lithia Motors Inc, Cl A	800	238
LKQ Corp	7,088	426
Lowe's Cos Inc	18,292	4,728
Lululemon Athletica Inc *	2,984	1,168
Marriott International Inc/MD, Cl A *	7,155	1,182
Marriott Vacations Worldwide Corp	1,100	186
Mattel Inc *	9,000	194
McDonald's Corp	19,700	5,281
MGM Resorts International	10,453	469
Mister Car Wash Inc *	2,100	38
Mohawk Industries Inc *	1,502	274
Newell Brands Inc, Cl B	9,770	213
NIKE Inc, Cl B	32,617	5,436
Nordstrom Inc *	3,000	68
Norwegian Cruise Line Holdings Ltd *	9,763	203
NVR Inc *	84	496
Ollie's Bargain Outlet Holdings Inc *	1,661	85
O'Reilly Automotive Inc *	1,774	1,253
Peloton Interactive Inc, Cl A *	7,427	266
Penn National Gaming Inc *	4,300	223
Penske Automotive Group Inc, Cl A	800	86
Petco Health & Wellness Co Inc, Cl A *	1,300	26
Planet Fitness Inc, Cl A *	2,200	199
Polaris Inc	1,531	168
Pool Corp	1,021	578
PulteGroup Inc	6,700	383
PVH Corp	1,849	197
QuantumScape Corp, Cl A *	6,600	147
Qurate Retail Inc *	9,765	74
Ralph Lauren Corp, Cl A	1,236	147
RH *	446	239
Rivian Automotive Inc, Cl A *	3,700	384
Ross Stores Inc	9,244	1,056
Royal Caribbean Cruises Ltd *	5,723	440
Service Corp International/US	4,300	305

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Six Flags Entertainment Corp *	2,100	$89
Skechers USA Inc, Cl A *	3,453	150
Starbucks Corp	31,001	3,626
Tapestry Inc	7,208	293
Target Corp, Cl A	12,969	3,002
Tempur Sealy International Inc	4,700	221
Terminix Global Holdings Inc *	3,200	145
Tesla Inc *	21,283	22,491
Thor Industries Inc	1,400	145
TJX Cos Inc/The	31,759	2,411
Toll Brothers Inc	2,900	210
TopBuild Corp *	900	248
Tractor Supply Co	3,001	716
Travel + Leisure Co	2,163	120
Ulta Beauty Inc *	1,381	569
Under Armour Inc, Cl A *	4,815	102
Under Armour Inc, Cl C *	5,100	92
Vail Resorts Inc	1,070	351
VF Corp	8,464	620
Victoria's Secret & Co *	2,066	115
Vroom Inc *	3,100	33
Wayfair Inc, Cl A *	1,975	375
Wendy's Co/The	4,600	110
Whirlpool Corp	1,638	384
Williams-Sonoma Inc	2,000	338
Wyndham Hotels & Resorts Inc	2,363	212
Wynn Resorts Ltd *	2,715	231
YETI Holdings Inc *	2,200	182
Yum China Holdings Inc	11,285	562
Yum! Brands Inc	7,809	1,084

		146,949
Consumer Staples — 5.5%
Albertsons Cos Inc, Cl A	4,100	124
Altria Group Inc	48,650	2,306
Archer-Daniels-Midland Co	14,571	985
Beyond Meat Inc *	1,500	98
Boston Beer Co Inc/The, Cl A *	229	116
Brown-Forman Corp, Cl A	1,140	77
Brown-Forman Corp, Cl B	4,822	351
Bunge Ltd	3,600	336
Campbell Soup Co	5,000	217
Casey's General Stores Inc	996	197
Church & Dwight Co Inc	6,410	657
Clorox Co/The	3,271	570
Coca-Cola Co/The	102,224	6,053
Colgate-Palmolive Co	21,979	1,876
Conagra Brands Inc	12,249	418
Constellation Brands Inc, Cl A	4,154	1,042
Costco Wholesale Corp	11,643	6,610
Coty Inc, Cl A *	8,539	90
Darling Ingredients Inc *	4,223	293

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	6,075	$2,249
Flowers Foods Inc	4,900	135
Freshpet Inc *	1,100	105
General Mills Inc	15,961	1,075
Grocery Outlet Holding Corp *	2,300	65
Hain Celestial Group Inc/The *	2,500	106
Herbalife Nutrition Ltd *	2,774	114
Hershey Co/The	3,810	737
Hormel Foods Corp	7,437	363
Ingredion Inc	1,710	165
J M Smucker Co/The	2,754	374
Kellogg Co	6,585	424
Keurig Dr Pepper Inc	18,285	674
Kimberly-Clark Corp	8,890	1,271
Kraft Heinz Co/The	18,049	648
Kroger Co/The	19,488	882
Lamb Weston Holdings Inc	3,800	241
McCormick & Co Inc/MD	6,482	626
Molson Coors Beverage Co, Cl B	4,595	213
Mondelez International Inc, Cl A	36,746	2,437
Monster Beverage Corp *	9,739	935
Olaplex Holdings Inc *	2,100	61
PepsiCo Inc	36,407	6,324
Philip Morris International Inc	40,963	3,891
Pilgrim's Pride Corp *	1,300	37
Post Holdings Inc *	1,507	170
Procter & Gamble Co/The	63,420	10,374
Reynolds Consumer Products Inc	1,500	47
Seaboard Corp	6	24
Spectrum Brands Holdings Inc	1,057	107
Sysco Corp, Cl A	13,363	1,050
Tyson Foods Inc, Cl A	7,508	654
US Foods Holding Corp *	5,797	202
Walgreens Boots Alliance Inc	18,741	977
Walmart Inc	37,761	5,464

		65,637
Energy — 2.5%
Antero Midstream Corp	8,900	86
APA Corp	9,700	261
Baker Hughes Co, Cl A	19,302	464
Cheniere Energy Inc	6,173	626
Chevron Corp	50,948	5,979
ConocoPhillips	34,751	2,508
Continental Resources Inc/OK, Cl A	1,800	81
Coterra Energy Inc	20,914	397
Devon Energy Corp	17,561	773
Diamondback Energy Inc, Cl A	4,729	510
DT Midstream Inc	2,506	120
EOG Resources Inc	15,382	1,366
EQT Corp	8,067	176
Exxon Mobil Corp	111,463	6,820

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halliburton Co	23,245	$532
Hess Corp	7,249	537
HollyFrontier Corp	3,800	125
Kinder Morgan Inc	50,934	808
Marathon Oil Corp	20,592	338
Marathon Petroleum Corp	16,612	1,063
New Fortress Energy Inc, Cl A	700	17
NOV Inc	10,000	136
Occidental Petroleum Corp	22,023	639
ONEOK Inc	11,561	679
Phillips 66	11,462	831
Pioneer Natural Resources Co	5,713	1,039
Schlumberger NV, Cl A	36,875	1,104
Targa Resources Corp	5,800	303
Texas Pacific Land Corp	149	186
Valero Energy Corp	10,674	802
Williams Cos Inc/The	31,773	827

		30,133
Financials — 10.8%
Affiliated Managers Group Inc	1,071	176
Aflac Inc	17,246	1,007
AGNC Investment Corp ‡	13,728	207
Alleghany Corp *	354	236
Allstate Corp/The	7,680	904
Ally Financial Inc	9,358	446
American Express Co	16,514	2,702
American Financial Group Inc/OH	1,743	239
American International Group Inc	22,403	1,274
Ameriprise Financial Inc	2,975	897
Annaly Capital Management Inc ‡	36,774	288
Aon PLC, Cl A	5,847	1,757
Apollo Global Management Inc, Cl A *	6,200	449
Arch Capital Group Ltd *	9,889	439
Ares Management Corp, Cl A	3,800	309
Arthur J Gallagher & Co	5,366	910
Assurant Inc	1,500	234
Assured Guaranty Ltd	1,814	91
Athene Holding Ltd, Cl A *	3,000	250
Axis Capital Holdings Ltd	2,023	110
Bank of America Corp	189,593	8,435
Bank of Hawaii Corp	1,048	88
Bank of New York Mellon Corp/The	20,585	1,196
Bank OZK	3,200	149
Berkshire Hathaway Inc, Cl B *	48,302	14,442
BlackRock Inc	3,723	3,409
Blackstone Inc, Cl A (B)	17,899	2,316
BOK Financial Corp	800	84
Brighthouse Financial Inc *	2,100	109
Brown & Brown Inc	6,100	429
Capital One Financial Corp	11,122	1,614
Carlyle Group Inc/The	4,200	231

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	2,800	$365
Charles Schwab Corp/The	39,716	3,340
Chubb Ltd	11,410	2,206
Cincinnati Financial Corp	3,900	444
Citigroup Inc	52,262	3,156
Citizens Financial Group Inc	11,159	527
CME Group Inc	9,415	2,151
CNA Financial Corp	652	29
Comerica Inc	3,453	300
Commerce Bancshares Inc/MO	2,880	198
Credit Acceptance Corp, Cl A *	217	149
Cullen/Frost Bankers Inc	1,514	191
Discover Financial Services	7,820	904
East West Bancorp Inc	3,700	291
Equitable Holdings Inc	9,600	315
Erie Indemnity Co, Cl A	656	126
Evercore Inc, Cl A	983	134
Everest Re Group Ltd	1,051	288
FactSet Research Systems Inc	992	482
Fidelity National Financial Inc	7,110	371
Fifth Third Bancorp	18,000	784
First American Financial Corp	2,800	219
First Citizens BancShares Inc/NC, Cl A	149	124
First Hawaiian Inc	3,500	96
First Horizon Corp	14,000	229
First Republic Bank/CA	4,731	977
FNB Corp/PA	8,200	99
Franklin Resources Inc	7,600	254
Globe Life Inc	2,601	244
GoHealth Inc, Cl A *	900	3
Goldman Sachs Group Inc/The	8,697	3,327
Hanover Insurance Group Inc/The, Cl A	989	130
Hartford Financial Services Group Inc/The	9,059	625
Huntington Bancshares Inc/OH	38,138	588
Interactive Brokers Group Inc, Cl A	2,121	168
Intercontinental Exchange Inc	14,612	1,998
Invesco Ltd	8,562	197
Janus Henderson Group PLC	4,500	189
Jefferies Financial Group Inc	5,700	221
JPMorgan Chase & Co	77,380	12,253
Kemper Corp, Cl A	1,555	91
KeyCorp	24,788	573
KKR & Co Inc	14,700	1,095
Lazard Ltd, Cl A (B)	2,700	118
Lemonade Inc *	1,059	45
Lincoln National Corp	4,877	333
Loews Corp	5,689	329
LPL Financial Holdings Inc	2,092	335
M&T Bank Corp	3,353	515
Markel Corp *	350	432
MarketAxess Holdings Inc	948	390
Marsh & McLennan Cos Inc	13,395	2,328

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mercury General Corp	700	$37
MetLife Inc	18,915	1,182
MGIC Investment Corp	9,000	130
Moody's Corp	4,241	1,656
Morgan Stanley	35,262	3,461
Morningstar Inc, Cl A	600	205
MSCI Inc, Cl A	2,087	1,279
Nasdaq Inc, Cl A	3,100	651
New Residential Investment Corp ‡	11,140	119
New York Community Bancorp Inc	12,000	147
Northern Trust Corp	5,350	640
Old Republic International Corp	7,300	179
OneMain Holdings Inc, Cl A	2,981	149
PacWest Bancorp	3,000	136
People's United Financial Inc	11,224	200
Pinnacle Financial Partners Inc	1,900	181
PNC Financial Services Group Inc/The	11,177	2,241
Popular Inc	2,100	172
Primerica Inc	1,081	166
Principal Financial Group Inc, Cl A	6,934	502
Progressive Corp/The	15,307	1,571
Prosperity Bancshares Inc	2,300	166
Prudential Financial Inc	10,062	1,089
Raymond James Financial Inc	4,805	482
Regions Financial Corp	25,112	547
Reinsurance Group of America Inc, Cl A	1,824	200
RenaissanceRe Holdings Ltd	1,275	216
Rocket Cos Inc, Cl A *	3,700	52
S&P Global Inc	6,357	3,000
Santander Consumer USA Holdings Inc	1,500	63
SEI Investments Co †	2,800	171
Signature Bank/New York NY, Cl B	1,578	510
SLM Corp	7,840	154
Starwood Property Trust Inc ‡	7,600	185
State Street Corp	9,709	903
Sterling Bancorp/DE	4,900	126
Stifel Financial Corp	2,700	190
SVB Financial Group, Cl B *	1,464	993
Synchrony Financial	14,868	690
Synovus Financial Corp	3,800	182
T Rowe Price Group Inc	5,971	1,174
TFS Financial Corp	1,417	25
Tradeweb Markets Inc, Cl A	2,700	270
Travelers Cos Inc/The	6,570	1,028
Truist Financial Corp	35,427	2,074
Umpqua Holdings Corp	5,919	114
Unum Group	5,475	135
Upstart Holdings Inc *	1,200	182
US Bancorp	35,380	1,987
UWM Holdings Corp	2,800	17
Virtu Financial Inc, Cl A	2,500	72
Voya Financial Inc	2,900	192

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	3,600	$297
Webster Financial Corp	2,300	128
Wells Fargo & Co	105,391	5,057
Western Alliance Bancorp	2,600	280
White Mountains Insurance Group Ltd	79	80
Willis Towers Watson PLC	3,350	796
Wintrust Financial Corp	1,500	136
Zions Bancorp NA	4,200	265

		129,935
Health Care — 12.8%
10X Genomics Inc, Cl A *	2,198	327
Abbott Laboratories	45,708	6,433
AbbVie Inc	46,561	6,304
ABIOMED Inc *	1,148	412
Acadia Healthcare Co Inc, Cl A *	2,300	140
Adaptive Biotechnologies Corp *	2,900	81
Agilent Technologies Inc	8,054	1,286
agilon health Inc *	4,370	118
Align Technology Inc *	2,051	1,348
Alnylam Pharmaceuticals Inc *	3,074	521
Amedisys Inc *	900	146
AmerisourceBergen Corp, Cl A	3,895	518
Amgen Inc, Cl A	14,932	3,359
Anthem Inc	6,467	2,998
Avantor Inc *	15,920	671
Baxter International Inc	13,165	1,130
Becton Dickinson and Co	7,553	1,899
Biogen Inc *	3,859	926
BioMarin Pharmaceutical Inc *	4,767	421
Bio-Rad Laboratories Inc, Cl A *	544	411
Bio-Techne Corp	1,018	527
Boston Scientific Corp *	37,438	1,590
Bristol-Myers Squibb Co	58,754	3,663
Bruker Corp	2,700	227
Cardinal Health Inc	7,500	386
Catalent Inc *	4,523	579
Centene Corp *	15,281	1,259
Cerner Corp	7,700	715
Certara Inc *	2,800	80
Change Healthcare Inc *	6,535	140
Charles River Laboratories International Inc *	1,303	491
Chemed Corp	415	220
Cigna Corp	8,621	1,980
Cooper Cos Inc/The, Cl A	1,254	525
CureVac NV *	1,400	48
CVS Health Corp	34,608	3,570
Danaher Corp, Cl A	16,761	5,515
DaVita Inc *	1,800	205
Definitive Healthcare Corp, Cl A *(C)	300	8
DENTSPLY SIRONA Inc	5,600	312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dexcom Inc *	2,518	$1,352
Edwards Lifesciences Corp, Cl A *	16,247	2,105
Elanco Animal Health Inc *	11,477	326
Eli Lilly & Co	22,363	6,177
Encompass Health Corp	2,600	170
Envista Holdings Corp *	4,100	185
Exact Sciences Corp *	4,400	342
Exelixis Inc *	7,900	144
Figs Inc, Cl A *	2,600	72
Gilead Sciences Inc	33,044	2,399
Globus Medical Inc, Cl A *	2,000	144
Guardant Health Inc *	2,309	231
HCA Healthcare Inc	6,549	1,682
Henry Schein Inc *	3,647	283
Hologic Inc *	6,500	498
Horizon Therapeutics Plc *	5,700	614
Humana Inc	3,375	1,565
ICU Medical Inc *	519	123
IDEXX Laboratories Inc *	2,205	1,452
Illumina Inc *	3,834	1,459
Incyte Corp *	4,843	355
Insulet Corp *	1,719	457
Integra LifeSciences Holdings Corp *	1,900	127
Intuitive Surgical Inc *	9,307	3,344
Ionis Pharmaceuticals Inc *	3,700	113
Iovance Biotherapeutics Inc *	4,000	76
IQVIA Holdings Inc *	5,005	1,412
Jazz Pharmaceuticals PLC *	1,521	194
Johnson & Johnson	69,380	11,869
Laboratory Corp of America Holdings *	2,537	797
Maravai LifeSciences Holdings Inc, Cl A *	2,700	113
Masimo Corp *	1,300	381
McKesson Corp	4,042	1,005
Medtronic PLC	35,303	3,652
Merck & Co Inc	66,702	5,112
Mettler-Toledo International Inc *	593	1,006
Mirati Therapeutics Inc *	1,100	161
Moderna Inc *	8,893	2,259
Molina Healthcare Inc *	1,495	476
Natera Inc *	2,200	205
Nektar Therapeutics, Cl A *	4,500	61
Neurocrine Biosciences Inc *	2,484	212
Novavax Inc *	2,000	286
Novocure Ltd *	2,675	201
Oak Street Health Inc *	2,500	83
Organon & Co	6,470	197
Penumbra Inc *	900	259
PerkinElmer Inc	3,341	672
Perrigo Co PLC	3,493	136
Pfizer Inc	147,221	8,693
Premier Inc, Cl A	3,100	128
QIAGEN NV *	6,000	333

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	3,200	$554
Quidel Corp *	1,000	135
Regeneron Pharmaceuticals Inc *	2,617	1,653
Repligen Corp *	1,450	384
ResMed Inc	3,853	1,004
Royalty Pharma PLC, Cl A	8,500	339
Sage Therapeutics Inc *	1,300	55
Sarepta Therapeutics Inc *	2,100	189
Seagen Inc *	3,507	542
Signify Health Inc, Cl A *	1,800	26
Sotera Health Co *	2,700	64
STERIS PLC	2,240	545
Stryker Corp	9,166	2,451
Syneos Health Inc, Cl A *	2,659	273
Tandem Diabetes Care Inc *	1,662	250
Teladoc Health Inc *	3,910	359
Teleflex Inc	1,239	407
Thermo Fisher Scientific Inc	10,328	6,891
Ultragenyx Pharmaceutical Inc *	1,700	143
United Therapeutics Corp *	1,132	245
UnitedHealth Group Inc	24,811	12,459
Universal Health Services Inc, Cl B	1,975	256
Veeva Systems Inc, Cl A *	3,668	937
Vertex Pharmaceuticals Inc *	6,811	1,496
Viatris Inc, Cl W *	31,730	429
Waters Corp *	1,599	596
West Pharmaceutical Services Inc	1,941	910
Zimmer Biomet Holdings Inc	5,522	701
Zoetis Inc, Cl A	12,573	3,068

		154,548
Industrials — 8.3%
3M Co	15,195	2,699
A O Smith Corp	3,400	292
Acuity Brands Inc	919	195
ADT Inc	4,000	34
Advanced Drainage Systems Inc	1,600	218
AECOM	3,500	271
AGCO Corp	1,600	186
Air Lease Corp, Cl A	2,800	124
Alaska Air Group Inc *	3,200	167
Allegion plc	2,350	311
Allison Transmission Holdings Inc	2,800	102
AMERCO *	237	172
American Airlines Group Inc *	16,772	301
AMETEK Inc	6,083	894
Armstrong World Industries Inc	1,200	139
Axon Enterprise Inc *	1,700	267
AZEK Co Inc/The, Cl A *	3,000	139
Boeing Co/The *	14,088	2,836
Booz Allen Hamilton Holding Corp, Cl A	3,440	292
Builders FirstSource Inc *	5,300	454

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BWX Technologies Inc, Cl W	2,500	$120
Carlisle Cos Inc	1,324	328
Carrier Global Corp	22,952	1,245
Caterpillar Inc, Cl A	14,291	2,954
CH Robinson Worldwide Inc	3,455	372
ChargePoint Holdings Inc *	5,900	112
Cintas Corp	2,265	1,004
Clarivate PLC *	11,400	268
Clean Harbors Inc *	1,300	130
Colfax Corp *	3,000	138
Copa Holdings SA, Cl A *	833	69
Copart Inc *	5,460	828
Core & Main Inc, Cl A *	900	27
CoStar Group Inc *	10,400	822
Crane Co, Cl A	1,300	132
CSX Corp	58,176	2,187
Cummins Inc	3,819	833
Curtiss-Wright Corp	1,100	153
Deere & Co	7,395	2,536
Delta Air Lines Inc, Cl A *	16,721	653
Donaldson Co Inc, Cl A	3,300	196
Dover Corp	3,751	681
Driven Brands Holdings Inc *	1,300	44
Dun & Bradstreet Holdings Inc *	4,300	88
Eaton Corp PLC	10,511	1,817
Emerson Electric Co	15,646	1,455
Equifax Inc	3,213	941
Expeditors International of Washington Inc	4,400	591
Fastenal Co, Cl A	14,987	960
FedEx Corp	6,438	1,665
Flowserve Corp	3,400	104
Fluence Energy Inc, Cl A *	900	32
Fortive Corp	8,559	653
Fortune Brands Home & Security Inc	3,661	391
FTI Consulting Inc *	852	131
Gates Industrial Corp PLC *	2,600	41
Generac Holdings Inc *	1,600	563
General Dynamics Corp	6,510	1,357
General Electric Co	28,684	2,710
Graco Inc	4,400	355
GXO Logistics Inc *	2,533	230
HEICO Corp	1,150	166
HEICO Corp, Cl A	2,100	270
Hexcel Corp, Cl A	2,200	114
Honeywell International Inc	18,355	3,827
Howmet Aerospace Inc	10,200	325
Hubbell Inc, Cl B	1,405	293
Huntington Ingalls Industries Inc, Cl A	1,027	192
IAA Inc *	3,600	182
IDEX Corp	2,003	473
IHS Markit Ltd	9,856	1,310
Illinois Tool Works Inc	8,289	2,046

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingersoll Rand Inc	10,649	$659
ITT Inc	2,248	230
Jacobs Engineering Group Inc	3,395	473
JB Hunt Transport Services Inc	2,269	464
JetBlue Airways Corp *	8,197	117
Johnson Controls International plc	18,826	1,531
Kirby Corp *	1,500	89
Knight-Swift Transportation Holdings Inc, Cl A	4,227	258
L3Harris Technologies Inc	5,202	1,109
Landstar System Inc	1,046	187
Legalzoom.com Inc *	500	8
Leidos Holdings Inc	3,700	329
Lennox International Inc	878	285
Lincoln Electric Holdings Inc	1,500	209
Lockheed Martin Corp	6,508	2,313
Lyft Inc, Cl A *	7,700	329
ManpowerGroup Inc	1,388	135
Masco Corp	6,400	449
MasTec Inc *	1,500	138
Mercury Systems Inc *	1,400	77
Middleby Corp/The *	1,439	283
MSA Safety Inc	958	145
MSC Industrial Direct Co Inc, Cl A	1,179	99
Nielsen Holdings PLC	9,100	187
Nordson Corp	1,543	394
Norfolk Southern Corp	6,476	1,928
Northrop Grumman Corp	3,929	1,521
nVent Electric PLC	4,400	167
Old Dominion Freight Line Inc, Cl A	2,670	957
Oshkosh Corp	1,800	203
Otis Worldwide Corp	11,226	977
Owens Corning	2,660	241
PACCAR Inc	8,955	790
Parker-Hannifin Corp, Cl A	3,406	1,083
Pentair PLC	4,300	314
Plug Power Inc *	13,300	375
Quanta Services Inc	3,700	424
Raytheon Technologies Corp	39,640	3,411
Regal Rexnord Corp	1,800	306
Republic Services Inc	5,500	767
Robert Half International Inc	2,900	323
Rockwell Automation Inc	3,049	1,064
Rollins Inc	6,000	205
Roper Technologies Inc	2,740	1,348
Ryder System Inc	1,400	115
Schneider National Inc, Cl B	1,500	40
Science Applications International Corp	1,500	125
Sensata Technologies Holding PLC *	4,100	253
Shoals Technologies Group Inc, Cl A *	2,694	65
SiteOne Landscape Supply Inc *	1,152	279
Snap-on Inc	1,419	306

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwest Airlines Co, Cl A *	15,444	$662
Spirit AeroSystems Holdings Inc, Cl A	2,700	116
Stanley Black & Decker Inc	4,210	794
Stericycle Inc, Cl A *	2,400	143
Sunrun Inc *	5,209	179
Textron Inc	5,838	451
Timken Co/The	1,700	118
Toro Co/The	2,800	280
Trane Technologies PLC	6,296	1,272
TransDigm Group Inc *	1,342	854
TransUnion	5,000	593
Trex Co Inc *	3,000	405
TuSimple Holdings Inc, Cl A *	3,500	125
Uber Technologies Inc *	42,529	1,783
Union Pacific Corp	16,986	4,279
United Airlines Holdings Inc *	8,473	371
United Parcel Service Inc, Cl B	19,104	4,095
United Rentals Inc *	1,895	630
Univar Solutions Inc *	4,300	122
Valmont Industries Inc	559	140
Verisk Analytics Inc, Cl A	4,149	949
Vertiv Holdings Co, Cl A	8,500	212
Virgin Galactic Holdings Inc *	4,828	65
Waste Management Inc	11,105	1,853
Watsco Inc	876	274
Westinghouse Air Brake Technologies Corp	4,766	439
Woodward Inc	1,497	164
WW Grainger Inc	1,211	628
XPO Logistics Inc *	2,533	196
Xylem Inc/NY	4,638	556

		100,039
Information Technology — 28.6%
Accenture PLC, Cl A	16,747	6,942
Adobe Inc *	12,598	7,144
Advanced Micro Devices Inc *	31,899	4,590
Akamai Technologies Inc *	4,200	492
Allegro MicroSystems Inc *	1,000	36
Alliance Data Systems Corp	1,276	85
Alteryx Inc, Cl A *	1,536	93
Amdocs Ltd	3,400	254
Amphenol Corp, Cl A	15,332	1,341
Analog Devices Inc	14,137	2,485
Anaplan Inc *	3,700	170
ANSYS Inc *	2,275	913
Apple Inc	406,762	72,229
Applied Materials Inc	23,897	3,760
Arista Networks Inc *	6,292	904
Arrow Electronics Inc, Cl A *	1,831	246
Aspen Technology Inc *	1,742	265
Atlassian Corp PLC, Cl A *	3,643	1,389
Autodesk Inc, Cl A *	5,782	1,626

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	11,174	$2,755
Avalara Inc *	2,243	290
Avnet Inc	2,500	103
Azenta Inc	1,900	196
Bentley Systems Inc, Cl B	3,600	174
Bill.com Holdings Inc *	2,409	600
Black Knight Inc *	4,000	332
Block Inc, Cl A *	10,453	1,688
Broadcom Inc	10,505	6,990
Broadridge Financial Solutions Inc	3,081	563
C3.ai Inc, Cl A *	1,600	50
CACI International Inc, Cl A *	592	159
Cadence Design Systems Inc *	7,251	1,351
CDK Global Inc	3,276	137
CDW Corp/DE	3,645	746
Ceridian HCM Holding Inc *	3,455	361
Ciena Corp *	4,100	316
Cirrus Logic Inc *	1,500	138
Cisco Systems Inc/Delaware	111,275	7,051
Citrix Systems Inc	3,202	303
Cloudflare Inc, Cl A *	6,800	894
Cognex Corp	4,500	350
Cognizant Technology Solutions Corp, Cl A	13,861	1,230
Coherent Inc *	643	171
CommScope Holding Co Inc *	5,100	56
Concentrix Corp	1,100	196
Corning Inc, Cl B	19,914	741
Coupa Software Inc *	1,912	302
Crowdstrike Holdings Inc, Cl A *	5,241	1,073
Datadog Inc, Cl A *	6,700	1,193
Datto Holding Corp *	500	13
Dell Technologies Inc, Cl C *	7,087	398
DocuSign Inc, Cl A *	5,120	780
Dolby Laboratories Inc, Cl A	1,653	157
DoubleVerify Holdings Inc *	1,400	47
Dropbox Inc, Cl A *	7,800	191
Duck Creek Technologies Inc *	1,900	57
DXC Technology Co *	6,481	209
Dynatrace Inc *	5,100	308
Elastic NV *	1,900	234
Enphase Energy Inc *	3,440	629
Entegris Inc	3,500	485
EPAM Systems Inc *	1,403	938
Euronet Worldwide Inc *	1,300	155
Everbridge Inc *	1,000	67
F5 Inc, Cl A *	1,581	387
Fair Isaac Corp *	719	312
Fastly Inc, Cl A *	2,700	96
Fidelity National Information Services Inc, Cl B	16,219	1,770
First Solar Inc *	2,800	244
Fiserv Inc, Cl A *	15,728	1,632

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Five9 Inc *	1,800	$247
FleetCor Technologies Inc *	2,111	473
Fortinet Inc *	3,586	1,289
Gartner Inc *	2,125	710
Genpact Ltd	4,700	249
Global Payments Inc	7,677	1,038
GLOBALFOUNDRIES Inc *	1,400	91
Globant SA *	1,100	346
GoDaddy Inc, Cl A *	4,325	367
Guidewire Software Inc, Cl Z *	2,182	248
Hewlett Packard Enterprise Co	33,807	533
HP Inc	31,301	1,179
HubSpot Inc *	1,175	775
Informatica Inc, Cl A *	900	33
Intel Corp	106,476	5,484
International Business Machines Corp	23,531	3,145
Intuit Inc	6,983	4,492
IPG Photonics Corp *	933	161
Jabil Inc	3,900	274
Jack Henry & Associates Inc	1,954	326
Jamf Holding Corp *	1,290	49
Juniper Networks Inc	8,500	304
Keysight Technologies Inc *	4,932	1,019
KLA Corp	3,989	1,716
Kyndryl Holdings Inc *	6,077	110
Lam Research Corp	3,725	2,679
Littelfuse Inc	600	189
Lumentum Holdings Inc *	2,000	212
Mandiant Inc *	6,124	107
Manhattan Associates Inc *	1,705	265
Marvell Technology Inc	21,559	1,886
Mastercard Inc, Cl A	23,046	8,281
McAfee Corp, Cl A	1,900	49
Microchip Technology Inc	14,350	1,249
Micron Technology Inc	29,473	2,745
Microsoft Corp	198,564	66,781
MKS Instruments Inc	1,500	261
MongoDB Inc, Cl A *	1,669	883
Monolithic Power Systems Inc	1,184	584
Motorola Solutions Inc	4,372	1,188
N-able Inc *	1,050	12
National Instruments Corp	3,527	154
nCino Inc *	1,500	82
NCR Corp *	3,423	138
NetApp Inc	5,800	534
New Relic Inc *	1,300	143
NortonLifeLock Inc	14,401	374
Nuance Communications Inc *	7,500	415
Nutanix Inc, Cl A *	5,559	177
NVIDIA Corp	63,043	18,542
NXP Semiconductors NV	6,965	1,587
Okta Inc, Cl A *	3,316	743

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON Semiconductor Corp *	11,057	$751
Oracle Corp, Cl B	43,393	3,784
Palantir Technologies Inc, Cl A *	43,620	794
Palo Alto Networks Inc *	2,510	1,397
Paychex Inc	8,490	1,159
Paycom Software Inc *	1,316	546
Paycor HCM Inc *	900	26
Paylocity Holding Corp *	1,000	236
PayPal Holdings Inc *	30,920	5,831
Paysafe Ltd *	19,500	76
Pegasystems Inc	1,100	123
Procore Technologies Inc *	1,600	128
PTC Inc *	2,765	335
Pure Storage Inc, Cl A *	7,000	228
Qorvo Inc *	2,868	449
QUALCOMM Inc	29,702	5,432
RingCentral Inc, Cl A *	2,110	395
Sabre Corp *	8,600	74
salesforce.com Inc *	24,654	6,265
ServiceNow Inc *	5,152	3,344
Shift4 Payments Inc, Cl A *	1,100	64
Skyworks Solutions Inc	4,326	671
Smartsheet Inc, Cl A *	3,100	240
Snowflake Inc, Cl A *	5,200	1,762
SolarWinds Corp *	1,050	15
Splunk Inc *	4,282	496
SS&C Technologies Holdings Inc	5,800	475
StoneCo Ltd, Cl A *	5,800	98
Switch Inc, Cl A	3,100	89
Synopsys Inc *	3,992	1,471
TD SYNNEX Corp	1,100	126
Teledyne Technologies Inc *	1,199	524
Teradata Corp *	2,897	123
Teradyne Inc	4,354	712
Texas Instruments Inc	24,326	4,585
Thoughtworks Holding Inc *	1,100	30
Trade Desk Inc/The, Cl A *	11,451	1,049
Trimble Inc *	6,500	567
Twilio Inc, Cl A *	4,358	1,148
Tyler Technologies Inc *	1,060	570
Ubiquiti Inc	169	52
Unity Software Inc *	3,953	565
Universal Display Corp	1,142	188
VeriSign Inc *	2,608	662
Viasat Inc *	1,900	85
Visa Inc, Cl A	44,647	9,675
VMware Inc, Cl A *	5,816	674
Vontier Corp	4,463	137
Western Digital Corp *	8,092	528
Western Union Co/The	10,700	191
WEX Inc *	1,195	168
Wix.com Ltd *	1,400	221

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wolfspeed Inc *	3,030	$339
Workday Inc, Cl A *	4,997	1,365
Xerox Holdings Corp	3,600	82
Xilinx Inc	6,486	1,375
Zebra Technologies Corp, Cl A *	1,388	826
Zendesk Inc *	3,152	329
Zoom Video Communications Inc, Cl A *	5,700	1,048
Zscaler Inc *	2,076	667

		344,865
Materials — 2.3%
Air Products and Chemicals Inc	5,810	1,768
Albemarle Corp	3,056	714
Alcoa Corp	4,900	292
Amcor PLC	40,400	485
AptarGroup Inc	1,700	208
Ardagh Metal Packaging SA *	5,450	49
Ashland Global Holdings Inc	1,400	151
Avery Dennison Corp	2,223	481
Axalta Coating Systems Ltd *	5,400	179
Ball Corp	8,435	812
Berry Global Group Inc *	3,477	257
Celanese Corp, Cl A	2,938	494
CF Industries Holdings Inc	5,537	392
Chemours Co/The	4,200	141
Cleveland-Cliffs Inc *	12,000	261
Corteva Inc	19,234	909
Crown Holdings Inc	3,300	365
Diversey Holdings Ltd *	2,200	29
Dow Inc	19,675	1,116
DuPont de Nemours Inc	13,838	1,118
Eagle Materials Inc	1,059	176
Eastman Chemical Co	3,532	427
Ecolab Inc	6,646	1,559
Element Solutions Inc	6,100	148
FMC Corp	3,410	375
Freeport-McMoRan Inc, Cl B	38,502	1,607
Graphic Packaging Holding Co	7,500	146
Huntsman Corp	5,605	196
International Flavors & Fragrances Inc	6,711	1,011
International Paper Co	10,291	484
Louisiana-Pacific Corp	2,500	196
LyondellBasell Industries NV, Cl A	6,861	633
Martin Marietta Materials Inc, Cl A	1,624	715
Mosaic Co/The	9,700	381
NewMarket Corp	182	62
Newmont Corp	21,155	1,312
Nucor Corp	7,641	872
Olin Corp	3,700	213
Packaging Corp of America	2,427	330
PPG Industries Inc	6,188	1,067
Reliance Steel & Aluminum Co	1,687	274

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Gold Inc, Cl A	1,747	$184
RPM International Inc	3,300	333
Scotts Miracle-Gro Co/The, Cl A	1,077	173
Sealed Air Corp	3,900	263
Sherwin-Williams Co/The, Cl A	6,342	2,233
Silgan Holdings Inc	2,230	96
Sonoco Products Co	2,600	151
Southern Copper Corp	2,200	136
Steel Dynamics Inc	5,049	313
Sylvamo Corp *	935	26
United States Steel Corp	7,100	169
Valvoline Inc	4,600	172
Vulcan Materials Co	3,439	714
Westlake Chemical Corp	832	81
Westrock Co	6,900	306

		27,755
Real Estate — 3.3%
Alexandria Real Estate Equities Inc ‡	4,048	903
American Campus Communities Inc ‡	3,600	206
American Homes 4 Rent, Cl A ‡	7,300	318
American Tower Corp, Cl A ‡	11,884	3,476
Americold Realty Trust ‡	7,100	233
Apartment Income Corp ‡	4,165	228
AvalonBay Communities Inc ‡	3,728	942
Boston Properties Inc ‡	4,062	468
Brixmor Property Group Inc ‡	7,600	193
Camden Property Trust ‡	2,569	459
CBRE Group Inc, Cl A *	8,800	955
Cousins Properties Inc ‡	3,800	153
Crown Castle International Corp ‡	11,347	2,369
CubeSmart ‡	5,600	319
CyrusOne Inc ‡	3,254	292
Digital Realty Trust Inc, Cl A ‡	7,437	1,315
Douglas Emmett Inc ‡	4,300	144
Duke Realty Corp ‡	10,000	656
EPR Properties, Cl A ‡	1,900	90
Equinix Inc ‡	2,336	1,976
Equity LifeStyle Properties Inc ‡	4,500	395
Equity Residential ‡	9,683	876
Essex Property Trust Inc ‡	1,717	605
Extra Space Storage Inc ‡	3,500	794
Federal Realty Investment Trust ‡	2,046	279
First Industrial Realty Trust Inc ‡	3,400	225
Gaming and Leisure Properties Inc ‡	5,810	283
Healthcare Trust of America Inc, Cl A ‡	5,700	190
Healthpeak Properties Inc ‡	14,170	511
Highwoods Properties Inc ‡	2,578	115
Host Hotels & Resorts Inc *‡	18,602	324
Howard Hughes Corp/The *‡	1,063	108
Hudson Pacific Properties Inc ‡	3,800	94
Invitation Homes Inc ‡	15,700	712

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iron Mountain Inc ‡	7,400	$387
JBG SMITH Properties ‡	3,100	89
Jones Lang LaSalle Inc *‡	1,303	351
Kilroy Realty Corp ‡	3,000	199
Kimco Realty Corp ‡	15,105	372
Lamar Advertising Co, Cl A ‡	2,300	279
Life Storage Inc ‡	2,151	330
Medical Properties Trust Inc ‡	15,335	362
Mid-America Apartment Communities Inc ‡	3,000	688
National Retail Properties Inc ‡	4,500	216
Omega Healthcare Investors Inc ‡	6,245	185
Opendoor Technologies Inc *‡	11,500	168
Orion Office Inc *‡	1,443	27
Park Hotels & Resorts Inc *‡	6,000	113
Prologis Inc ‡	19,420	3,270
Public Storage ‡	3,960	1,483
Rayonier Inc ‡	3,700	149
Realty Income Corp ‡	14,839	1,062
Regency Centers Corp ‡	4,400	332
Rexford Industrial Realty Inc ‡	4,000	324
SBA Communications Corp, Cl A ‡	2,837	1,104
Simon Property Group Inc ‡	8,535	1,364
SL Green Realty Corp ‡	1,732	124
Spirit Realty Capital Inc ‡	3,078	148
STORE Capital Corp ‡	6,400	220
Sun Communities Inc ‡	2,983	626
UDR Inc ‡	8,100	486
Ventas Inc ‡	10,490	536
VICI Properties Inc ‡	16,594	500
Vornado Realty Trust ‡	4,600	193
Welltower Inc ‡	11,500	986
Weyerhaeuser Co ‡	19,597	807
WP Carey Inc ‡	4,790	393
Zillow Group Inc, Cl A *‡	1,600	100
Zillow Group Inc, Cl C *‡	4,400	281

		39,460
Utilities — 2.4%
AES Corp/The	17,300	420
Alliant Energy Corp	6,521	401
Ameren Corp	6,625	590
American Electric Power Co Inc	13,229	1,177
American Water Works Co Inc	4,827	912
Atmos Energy Corp	3,366	353
Avangrid Inc	1,400	70
Brookfield Renewable Corp, Cl A	3,400	125
CenterPoint Energy Inc	15,455	431
CMS Energy Corp	7,610	495
Consolidated Edison Inc	9,279	792
Dominion Energy Inc	21,202	1,666
DTE Energy Co	5,013	599
Duke Energy Corp	20,312	2,131

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edison International	9,749	$665
Entergy Corp	5,289	596
Essential Utilities Inc	6,100	327
Evergy Inc	5,917	406
Eversource Energy	8,998	819
Exelon Corp	25,739	1,487
FirstEnergy Corp	14,200	591
Hawaiian Electric Industries Inc	2,800	116
IDACORP Inc, Cl A	1,300	147
MDU Resources Group Inc	5,300	163
National Fuel Gas Co	2,300	147
NextEra Energy Inc	51,745	4,831
NiSource Inc	10,300	284
NRG Energy Inc	6,400	276
OGE Energy Corp	5,200	199
PG&E Corp *	39,506	480
Pinnacle West Capital Corp	2,900	205
PPL Corp	20,103	604
Public Service Enterprise Group Inc	13,180	879
Sempra Energy	8,431	1,115
Southern Co/The	27,862	1,911
UGI Corp	5,430	249
Vistra Corp	12,469	284
WEC Energy Group Inc	8,284	804
Xcel Energy Inc	14,090	954

		28,701
Total Common Stock
(Cost $752,681) ($ Thousands)		1,181,135

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(D)	292,945	293

Total Affiliated Partnership
(Cost $293) ($ Thousands)		293

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	21,924,840	21,925

Total Cash Equivalent
(Cost $21,925) ($ Thousands)		21,925

Total Investments in Securities — 99.9%
(Cost $774,899) ($ Thousands)		$1,203,353

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	93	Mar-2022	$21,612	$22,127	$515
S&P Mid Cap 400 Index E-MINI	5	Mar-2022	1,368	1,419	51
			$22,980	$23,546	$566

Percentages are based on Net Assets of $1,204,285 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021 . The total market value of securities on loan at December 31, 2021 was $287 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $2,434 ($ Thousands), or 0.2% of the Net Assets of the Fund.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $8 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $293 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,181,135	–	–	1,181,135
Affiliated Partnership	–	293	–	293
Cash Equivalent	21,925	–	–	21,925
Total Investments in Securities	1,203,060	293	–	1,203,353

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	566	–	–	566
Total Other Financial Instruments	566	–	–	566

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

SecurityValue Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Investment Co	$172	$—	$(6)	$(1)	$6	$171	2,800	$1	$—
SEI Liquidity Fund, L.P.	545	830	(1,082)	—	—	293	292,945	3	$—
SEI Daily Income Trust, Government Fund, Cl F	12,691	41,123	(31,889)	—	—	21,925	21,924,840	—	—
Totals	$13,408	$41,953	$(32,977)	$(1)	$6	$22,389		$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.7%

Communication Services — 5.4%
Alphabet Inc, Cl A *	26,214	$75,943
Alphabet Inc, Cl C *	22,848	66,113
AT&T Inc	244,363	6,011
BCE Inc	433,577	22,563
Charter Communications Inc, Cl A *	14,857	9,686
Comcast Corp, Cl A	121,805	6,130
Electronic Arts Inc	48,975	6,460
Lumen Technologies Inc	162,240	2,036
Meta Platforms Inc, Cl A *	135,757	45,662
Omnicom Group Inc	97,998	7,180
TEGNA Inc	153,973	2,858
Verizon Communications Inc	97,068	5,044
ViacomCBS Inc, Cl B	300,000	9,054
Walt Disney Co/The *	22,000	3,408

		268,148
Consumer Discretionary — 11.5%
Amazon.com Inc, Cl A *	18,448	61,512
AutoZone Inc *	16,513	34,618
Bath & Body Works Inc	16,235	1,133
Best Buy Co Inc	186,465	18,945
Booking Holdings Inc *	2,537	6,087
BorgWarner Inc	89,239	4,022
Brinker International Inc *	141,821	5,189
Carnival Corp *	357,842	7,200
Darden Restaurants Inc	3,127	471
Dick's Sporting Goods Inc	131,310	15,099
Dollar General Corp	222,711	52,522
Domino's Pizza Inc	16,892	9,533
DR Horton Inc	16,198	1,757
eBay Inc	127,055	8,449
Foot Locker Inc, Cl A	65,687	2,866
Genuine Parts Co	79,642	11,166
Goodyear Tire & Rubber Co/The *	406,438	8,665
Harley-Davidson Inc, Cl A	88,020	3,318
Home Depot Inc/The	28,380	11,778
Lear Corp	89,362	16,349
Lowe's Cos Inc	328,236	84,842
Magna International Inc, Cl A	19,822	1,604
NIKE Inc, Cl B	357,743	59,625
O'Reilly Automotive Inc *	1,906	1,346
PulteGroup Inc	251,522	14,377
Ross Stores Inc	102,513	11,715
Royal Caribbean Cruises Ltd *	71,822	5,523
Starbucks Corp	68,046	7,959
Target Corp, Cl A	185,748	42,989
TJX Cos Inc/The	374,562	28,437
TopBuild Corp *	40,098	11,063
Victoria's Secret & Co *	5,411	301

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool Corp	59,551	$13,974

		564,434
Consumer Staples — 8.0%
Altria Group Inc	458,579	21,732
Archer-Daniels-Midland Co	50,878	3,439
Coca-Cola Co/The	123,765	7,328
Conagra Brands Inc	406,631	13,886
Constellation Brands Inc, Cl A	10,975	2,754
Costco Wholesale Corp	19,276	10,943
Diageo PLC ADR	73,341	16,145
Estee Lauder Cos Inc/The, Cl A	35,000	12,957
Hershey Co/The	26,426	5,113
Ingredion Inc	43,398	4,194
J M Smucker Co/The	115,422	15,676
Kimberly-Clark Corp	101,362	14,487
Kraft Heinz Co/The	115,076	4,131
Kroger Co/The	924,655	41,850
Lamb Weston Holdings Inc	16,377	1,038
Molson Coors Beverage Co, Cl B	248,427	11,515
Mondelez International Inc, Cl A	24,475	1,623
Monster Beverage Corp *	55,061	5,288
PepsiCo Inc	208,587	36,234
Philip Morris International Inc	469,703	44,622
Procter & Gamble Co/The	233,806	38,246
Sysco Corp, Cl A	22,279	1,750
Tyson Foods Inc, Cl A	253,116	22,061
Unilever PLC ADR	571,048	30,717
Walgreens Boots Alliance Inc	303,967	15,855
Walmart Inc	75,302	10,895

		394,479
Energy — 2.6%
BP PLC ADR	82,387	2,194
Canadian Natural Resources Ltd	293,668	12,407
Chevron Corp	212,408	24,926
ConocoPhillips	223,162	16,108
Devon Energy Corp	743,505	32,752
Exxon Mobil Corp	129,439	7,920
HollyFrontier Corp	40,846	1,339
Marathon Petroleum Corp	154,884	9,911
Phillips 66	109,951	7,967
Valero Energy Corp	173,346	13,020

		128,544
Financials — 16.4%
Aflac Inc	136,144	7,949
Allstate Corp/The	59,438	6,993
American Financial Group Inc/OH	11,100	1,524
Ameriprise Financial Inc	82,444	24,870
Assurant Inc	36,000	5,611
Assured Guaranty Ltd	31,872	1,600
Bank of America Corp	1,550,747	68,993

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	93,247	$27,881
Capital One Financial Corp	43,778	6,352
Charles Schwab Corp/The	172,552	14,512
Citigroup Inc	192,518	11,626
Citizens Financial Group Inc	326,590	15,431
CME Group Inc	77,815	17,778
Comerica Inc	110,000	9,570
Discover Financial Services	126,480	14,616
Everest Re Group Ltd	38,172	10,456
FactSet Research Systems Inc	11,209	5,448
Fifth Third Bancorp	589,594	25,677
First Republic Bank/CA	77,370	15,978
Goldman Sachs Group Inc/The	21,644	8,280
Hartford Financial Services Group Inc/The	66,936	4,621
Intercontinental Exchange Inc	58,438	7,993
JPMorgan Chase & Co	474,451	75,129
KeyCorp	778,006	17,995
KKR & Co Inc	193,080	14,384
Lincoln National Corp	232,070	15,841
Markel Corp *	1,260	1,555
Marsh & McLennan Cos Inc	138,328	24,044
Moody's Corp	263,689	102,992
Morgan Stanley	311,935	30,619
MSCI Inc, Cl A	80,675	49,429
Navient Corp	263,511	5,592
PNC Financial Services Group Inc/The	46,966	9,418
Popular Inc	125,661	10,309
Progressive Corp/The	44,272	4,544
Prudential Financial Inc	17,700	1,916
Regions Financial Corp	599,114	13,061
S&P Global Inc	18,482	8,722
SLM Corp	230,135	4,527
State Street Corp	59,446	5,528
T Rowe Price Group Inc	24,474	4,812
Travelers Cos Inc/The	119,703	18,725
Truist Financial Corp	178,724	10,464
US Bancorp	490,721	27,564
Voya Financial Inc	156,840	10,400
Wells Fargo & Co	92,870	4,456
Zions Bancorp NA	336,413	21,248

		807,033
Health Care — 14.6%
Abbott Laboratories	84,496	11,892
AbbVie Inc	92,048	12,463
AmerisourceBergen Corp, Cl A	137,635	18,290
Amgen Inc, Cl A	145,948	32,834
Anthem Inc	10,844	5,027
AstraZeneca PLC ADR	122,916	7,160
Baxter International Inc	63,282	5,432
Becton Dickinson and Co	113,758	28,608
Biogen Inc *	35,657	8,555

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bristol-Myers Squibb Co	192,866	$12,025
Cardinal Health Inc	72,515	3,734
Centene Corp *	30,902	2,546
Cigna Corp	27,340	6,278
CVS Health Corp	379,134	39,111
DaVita Inc *	31,137	3,542
Edwards Lifesciences Corp, Cl A *	61,914	8,021
Eli Lilly & Co	110,545	30,535
Gilead Sciences Inc	120,443	8,745
HCA Healthcare Inc	109,165	28,047
Horizon Therapeutics Plc *	73,523	7,923
Humana Inc	22,738	10,547
IDEXX Laboratories Inc *	41,683	27,447
Intuitive Surgical Inc *	23,007	8,266
Johnson & Johnson	633,113	108,307
McKesson Corp	12,923	3,212
Medtronic PLC	32,896	3,403
Merck & Co Inc	605,640	46,416
Mettler-Toledo International Inc *	28,371	48,152
Novo Nordisk A/S ADR	86,039	9,636
Organon & Co	60,564	1,844
Pfizer Inc	815,680	48,166
Teleflex Inc	28,507	9,364
United Therapeutics Corp *	38,304	8,277
UnitedHealth Group Inc	167,008	83,861
Veeva Systems Inc, Cl A *	18,537	4,736
Vertex Pharmaceuticals Inc *	2,503	550
Viatris Inc, Cl W *	87,616	1,186
Zoetis Inc, Cl A	63,768	15,561

		719,699
Industrials — 9.3%
3M Co	131,281	23,319
A O Smith Corp	43,114	3,701
AerCap Holdings NV *	16,897	1,106
AGCO Corp	52,600	6,103
Carlisle Cos Inc	6,137	1,523
Carrier Global Corp	357,041	19,366
Caterpillar Inc, Cl A	32,511	6,721
Chart Industries Inc *	52,089	8,308
Cummins Inc	8,214	1,792
Deere & Co	27,326	9,370
Delta Air Lines Inc, Cl A *	128,832	5,035
Eaton Corp PLC	62,865	10,864
FedEx Corp	20,626	5,335
Fortive Corp	64,772	4,941
Graco Inc	542,313	43,721
Honeywell International Inc	61,532	12,830
Huntington Ingalls Industries Inc, Cl A	41,706	7,788
Illinois Tool Works Inc	47,481	11,718
Johnson Controls International plc	494,338	40,195
L3Harris Technologies Inc	25,220	5,378

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lockheed Martin Corp	15,688	$5,576
ManpowerGroup Inc	18,167	1,768
Middleby Corp/The *	100,000	19,676
Northrop Grumman Corp	16,563	6,411
Oshkosh Corp	61,954	6,983
Otis Worldwide Corp	149,373	13,006
PACCAR Inc	43,000	3,795
Raytheon Technologies Corp	247,761	21,322
Robert Half International Inc	25,692	2,865
Roper Technologies Inc	56,426	27,754
Siemens AG ADR	311,780	27,000
Southwest Airlines Co, Cl A *	86,460	3,704
SPX Corp *	148,826	8,882
Stanley Black & Decker Inc	20,000	3,772
Textron Inc	190,528	14,709
Timken Co/The	112,333	7,784
TransDigm Group Inc *	3,676	2,339
United Parcel Service Inc, Cl B	81,427	17,453
Waste Management Inc	18,232	3,043
WW Grainger Inc	64,211	33,277

		460,233
Information Technology — 22.5%
Adobe Inc *	132,912	75,369
Amphenol Corp, Cl A	104,624	9,150
Analog Devices Inc	99,044	17,409
Apple Inc	932,824	165,642
Applied Materials Inc	148,944	23,438
Arista Networks Inc *	92,424	13,286
ASML Holding NV ADR, Cl G	12,522	9,969
Broadcom Inc	17,131	11,399
Cadence Design Systems Inc *	25,000	4,659
Cisco Systems Inc/Delaware	498,298	31,577
Citrix Systems Inc	44,716	4,230
Cognizant Technology Solutions Corp, Cl A	8,912	791
Corning Inc, Cl B	234,159	8,718
Crowdstrike Holdings Inc, Cl A *	16,348	3,347
Dropbox Inc, Cl A *	83,470	2,048
F5 Inc, Cl A *	53,596	13,115
Fair Isaac Corp *	3,582	1,553
Hewlett Packard Enterprise Co	307,307	4,846
HP Inc	480,394	18,096
Intel Corp	571,741	29,445
International Business Machines Corp	6,932	926
Intuit Inc	156,005	100,346
Juniper Networks Inc	7,046	252
Keysight Technologies Inc *	96,705	19,971
Lam Research Corp	10,701	7,696
Marvell Technology Inc	121,828	10,659
Mastercard Inc, Cl A	175,853	63,187
Microchip Technology Inc	578,798	50,390
Micron Technology Inc	156,515	14,579

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp	486,353	$163,570
Motorola Solutions Inc	22,111	6,008
NetApp Inc	45,929	4,225
Oracle Corp, Cl B	512,747	44,717
Qorvo Inc *	23,736	3,712
QUALCOMM Inc	67,431	12,331
salesforce.com Inc *	15,984	4,062
SAP SE ADR	7,111	996
Seagate Technology Holdings PLC	112,151	12,671
ServiceNow Inc *	12,689	8,237
Texas Instruments Inc	44,297	8,349
VeriSign Inc *	91,384	23,195
Visa Inc, Cl A	275,684	59,743
Vishay Intertechnology Inc	449,383	9,828
Vontier Corp	279,165	8,579
Western Digital Corp *	33,750	2,201
Xerox Holdings Corp	689,643	15,613
Zendesk Inc *	29,165	3,042

		1,107,172
Materials — 5.3%
Air Products and Chemicals Inc	26,733	8,134
Cabot Corp	119,095	6,693
Celanese Corp, Cl A	28,298	4,756
Corteva Inc	64,004	3,026
Dow Inc	162,912	9,240
DuPont de Nemours Inc	43,599	3,522
Eastman Chemical Co	165,233	19,978
Ecolab Inc	83,739	19,644
Huntsman Corp	531,983	18,556
Ingevity Corp *	14,131	1,013
International Paper Co	135,045	6,345
Linde PLC	123,959	42,943
LyondellBasell Industries NV, Cl A	74,826	6,901
Newmont Corp	98,126	6,086
O-I Glass Inc, Cl I *	451,358	5,430
Reliance Steel & Aluminum Co	18,766	3,044
Sherwin-Williams Co/The, Cl A	199,665	70,314
Steel Dynamics Inc	349,887	21,718
Sylvamo Corp *	12,276	342
Westrock Co	27,405	1,216

		258,901
Real Estate — 1.9%
American Tower Corp, Cl A ‡	101,757	29,764
Brandywine Realty Trust ‡	24,300	326
CBRE Group Inc, Cl A *	41,173	4,468
Crown Castle International Corp ‡	40,644	8,484
Diversified Healthcare Trust ‡	636,083	1,965
Equinix Inc ‡	1,986	1,680
Healthpeak Properties Inc ‡	502,660	18,141
Invitation Homes Inc ‡	28,203	1,279
Public Storage ‡	4,106	1,538

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SBA Communications Corp, Cl A ‡	25,216	$9,810
Service Properties Trust ‡	461,799	4,059
Welltower Inc ‡	146,710	12,583

		94,097
Utilities — 2.2%
Ameren Corp	65,226	5,806
American Electric Power Co Inc	57,553	5,121
Duke Energy Corp	137,783	14,453
Edison International	170,413	11,631
Exelon Corp	194,915	11,258
FirstEnergy Corp	73,115	3,041
NextEra Energy Inc	221,528	20,682
NiSource Inc	700,009	19,327
NRG Energy Inc	58,385	2,515
PPL Corp	412,161	12,390
UGI Corp	29,973	1,376
Vistra Corp	40,284	917

		108,517

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $1,587,129) ($ Thousands)		$4,911,257

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(A)	6,138,327	6,139

Total Affiliated Partnership
(Cost $6,140) ($ Thousands)		6,139

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	16,235,286	16,235

Total Cash Equivalent
(Cost $16,235) ($ Thousands)		16,235

Total Investments in Securities — 100.1%
(Cost $1,609,504) ($ Thousands)		$4,933,631

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	32	Mar-2022	$7,499	$7,614	$115
S&P Mid Cap 400 Index E-MINI	3	Mar-2022	838	851	13
			$8,337	$8,465	$128

Percentages are based on Net Assets of $4,928,041 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)

This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $6,139 ($ Thousands). Subsequent of the period end the security on loan was sold.

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Large Cap Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,911,257	–	–	4,911,257
Affiliated Partnership	–	6,139	–	6,139
Cash Equivalent	16,235	–	–	16,235
Total Investments in Securities	4,927,492	6,139	–	4,933,631
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	128	–	–	128
Total Other Financial Instruments	128	–	–	128

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$21,437	$76,930	$(92,227)	$—	$(1)	$6,139	6,138,327	$10	$—
SEI Daily Income Trust, Government Fund, Cl F	28,361	168,019	(180,145)	—	—	16,235	16,235,286	1	—
Totals	$49,798	$244,949	$(272,372)	$—	$(1)	$22,374		$11	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 10.0%
Activision Blizzard Inc	20,590	$1,370
Alphabet Inc, Cl A *	7,953	23,040
Alphabet Inc, Cl C *	7,393	21,392
AT&T Inc	188,917	4,647
Charter Communications Inc, Cl A *	3,253	2,121
Comcast Corp, Cl A	120,296	6,055
Discovery Inc, Cl A *(A)	4,500	106
Discovery Inc, Cl C *	8,096	185
DISH Network Corp, Cl A *	6,438	209
Electronic Arts Inc	7,478	986
Fox Corp	12,619	455
Interpublic Group of Cos Inc/The	10,301	386
Live Nation Entertainment Inc *	3,500	419
Lumen Technologies Inc	26,170	328
Match Group Inc *	7,500	992
Meta Platforms Inc, Cl A *	62,562	21,043
Netflix Inc *	11,666	7,028
News Corp, Cl A	10,175	227
News Corp, Cl B	3,400	77
Omnicom Group Inc	5,704	418
Take-Two Interactive Software Inc, Cl A *	3,000	533
T-Mobile US Inc *	15,500	1,798
Twitter Inc *	20,900	903
Verizon Communications Inc	109,516	5,690
ViacomCBS Inc, Cl B	15,821	477
Walt Disney Co/The *	48,089	7,449

		108,334
Consumer Discretionary — 12.4%
Advance Auto Parts Inc	1,700	408
Amazon.com Inc, Cl A *	11,531	38,448
Aptiv PLC *	7,121	1,175
AutoZone Inc *	567	1,189
Bath & Body Works Inc	6,927	483
Best Buy Co Inc	5,954	605
Booking Holdings Inc *	1,080	2,591
BorgWarner Inc	6,300	284
Caesars Entertainment Inc *	5,600	524
CarMax Inc *	4,300	560
Carnival Corp *	20,884	420
Chipotle Mexican Grill Inc, Cl A *	744	1,301
Darden Restaurants Inc	3,418	515
Dollar General Corp	6,181	1,458
Dollar Tree Inc *	6,054	851
Domino's Pizza Inc	964	544
DR Horton Inc	8,558	928
eBay Inc	17,049	1,134
Etsy Inc *	3,300	722
Expedia Group Inc *	3,855	697
Ford Motor Co	103,170	2,143
Gap Inc/The	5,731	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Garmin Ltd	4,005	$545
General Motors Co *	38,413	2,252
Genuine Parts Co	3,736	524
Hasbro Inc	3,396	346
Hilton Worldwide Holdings Inc *	7,300	1,139
Home Depot Inc/The	27,861	11,563
Las Vegas Sands Corp *	8,900	335
Lennar Corp, Cl A	7,216	838
LKQ Corp	7,100	426
Lowe's Cos Inc	18,322	4,736
Marriott International Inc/MD, Cl A *	7,224	1,194
McDonald's Corp	19,785	5,304
MGM Resorts International	10,500	471
Mohawk Industries Inc *	1,500	273
Newell Brands Inc, Cl B	9,855	215
NIKE Inc, Cl B	33,823	5,637
Norwegian Cruise Line Holdings Ltd *	9,900	205
NVR Inc *	86	508
O'Reilly Automotive Inc *	1,818	1,284
Penn National Gaming Inc *	4,400	228
Pool Corp	1,065	603
PulteGroup Inc	6,899	394
PVH Corp	1,859	198
Ralph Lauren Corp, Cl A	1,305	155
Ross Stores Inc	9,336	1,067
Royal Caribbean Cruises Ltd *	5,900	454
Starbucks Corp	31,187	3,648
Tapestry Inc	7,319	297
Target Corp, Cl A	13,028	3,015
Tesla Inc *	21,507	22,728
TJX Cos Inc/The	31,686	2,406
Tractor Supply Co	2,980	711
Ulta Beauty Inc *	1,447	597
Under Armour Inc, Cl A *	5,005	106
Under Armour Inc, Cl C *	5,149	93
VF Corp	8,565	627
Whirlpool Corp	1,612	378
Wynn Resorts Ltd *	2,800	238
Yum! Brands Inc	7,770	1,079

		133,898
Consumer Staples — 5.8%
Altria Group Inc	48,473	2,297
Archer-Daniels-Midland Co	14,675	992
Brown-Forman Corp, Cl B	4,865	354
Campbell Soup Co	5,384	234
Church & Dwight Co Inc	6,500	666
Clorox Co/The	3,242	565
Coca-Cola Co/The	102,849	6,090
Colgate-Palmolive Co	22,195	1,894
Conagra Brands Inc	12,665	433
Constellation Brands Inc, Cl A	4,407	1,106

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costco Wholesale Corp	11,681	$6,631
Estee Lauder Cos Inc/The, Cl A	6,090	2,255
General Mills Inc	15,886	1,070
Hershey Co/The	3,812	738
Hormel Foods Corp	7,508	366
J M Smucker Co/The	2,853	388
Kellogg Co	6,667	429
Kimberly-Clark Corp	8,903	1,272
Kraft Heinz Co/The	18,708	672
Kroger Co/The	17,836	807
Lamb Weston Holdings Inc	3,800	241
McCormick & Co Inc/MD	6,632	641
Molson Coors Beverage Co, Cl B	5,051	234
Mondelez International Inc, Cl A	36,720	2,435
Monster Beverage Corp *	9,854	946
PepsiCo Inc	36,559	6,351
Philip Morris International Inc	41,187	3,913
Procter & Gamble Co/The	63,965	10,463
Sysco Corp, Cl A	13,420	1,054
Tyson Foods Inc, Cl A	7,803	680
Walgreens Boots Alliance Inc	18,857	984
Walmart Inc	37,556	5,434

		62,635
Energy — 2.6%
APA Corp	10,000	269
Baker Hughes Co, Cl A	23,149	557
Chevron Corp	50,978	5,983
ConocoPhillips	35,190	2,540
Coterra Energy Inc	21,313	405
Devon Energy Corp	16,713	736
Diamondback Energy Inc, Cl A	4,500	485
EOG Resources Inc	15,346	1,363
Exxon Mobil Corp	111,946	6,850
Halliburton Co	23,542	539
Hess Corp	7,175	531
Kinder Morgan Inc	51,082	810
Marathon Oil Corp	20,756	341
Marathon Petroleum Corp	16,760	1,073
Occidental Petroleum Corp	23,562	683
ONEOK Inc	11,709	688
Phillips 66	11,460	830
Pioneer Natural Resources Co	6,004	1,092
Schlumberger NV, Cl A	36,700	1,099
Valero Energy Corp	10,721	805
Williams Cos Inc/The	31,869	830

		28,509
Financials — 10.6%
Aflac Inc	16,234	948
Allstate Corp/The	7,759	913
American Express Co	16,532	2,705
American International Group Inc	22,435	1,276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ameriprise Financial Inc	2,984	$900
Aon PLC, Cl A	5,929	1,782
Arthur J Gallagher & Co	5,449	924
Assurant Inc	1,505	235
Bank of America Corp	190,450	8,473
Bank of New York Mellon Corp/The	20,799	1,208
Berkshire Hathaway Inc, Cl B *	48,418	14,477
BlackRock Inc	3,756	3,439
Brown & Brown Inc	6,200	436
Capital One Financial Corp	11,255	1,633
Cboe Global Markets Inc	2,800	365
Charles Schwab Corp/The	39,736	3,342
Chubb Ltd	11,539	2,231
Cincinnati Financial Corp	3,883	442
Citigroup Inc	52,451	3,167
Citizens Financial Group Inc	11,300	534
CME Group Inc	9,512	2,173
Comerica Inc	3,492	304
Discover Financial Services	7,830	905
Everest Re Group Ltd	1,037	284
FactSet Research Systems Inc	1,000	486
Fifth Third Bancorp	18,111	789
First Republic Bank/CA	4,759	983
Franklin Resources Inc	7,538	252
Globe Life Inc	2,439	229
Goldman Sachs Group Inc/The	8,941	3,420
Hartford Financial Services Group Inc/The	9,086	627
Huntington Bancshares Inc/OH	39,014	602
Intercontinental Exchange Inc	14,805	2,025
Invesco Ltd	8,900	205
JPMorgan Chase & Co	78,169	12,378
KeyCorp	25,283	585
Lincoln National Corp	4,698	321
Loews Corp	5,262	304
M&T Bank Corp	3,325	511
MarketAxess Holdings Inc	1,000	411
Marsh & McLennan Cos Inc	13,359	2,322
MetLife Inc	19,139	1,196
Moody's Corp	4,263	1,665
Morgan Stanley	38,304	3,760
MSCI Inc, Cl A	2,200	1,348
Nasdaq Inc, Cl A	3,100	651
Northern Trust Corp	5,509	659
People's United Financial Inc	11,400	203
PNC Financial Services Group Inc/The	11,184	2,243
Principal Financial Group Inc, Cl A	6,557	474
Progressive Corp/The	15,385	1,579
Prudential Financial Inc	10,166	1,100
Raymond James Financial Inc	4,858	488
Regions Financial Corp	24,963	544
S&P Global Inc	6,351	2,997
Signature Bank/New York NY, Cl B	1,600	517

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
State Street Corp	9,645	$897
SVB Financial Group, Cl B *	1,558	1,057
Synchrony Financial	14,663	680
T Rowe Price Group Inc	5,993	1,178
Travelers Cos Inc/The	6,556	1,025
Truist Financial Corp	35,096	2,055
US Bancorp	35,723	2,007
W R Berkley Corp	3,700	305
Wells Fargo & Co	105,415	5,058
Willis Towers Watson PLC	3,421	812
Zions Bancorp NA	4,260	269

		114,313
Health Care — 13.1%
Abbott Laboratories	46,799	6,587
AbbVie Inc	46,750	6,330
ABIOMED Inc *	1,200	431
Agilent Technologies Inc	8,015	1,280
Align Technology Inc *	1,933	1,270
AmerisourceBergen Corp, Cl A	3,896	518
Amgen Inc, Cl A	14,922	3,357
Anthem Inc	6,440	2,985
Baxter International Inc	13,135	1,128
Becton Dickinson and Co	7,621	1,917
Biogen Inc *	3,906	937
Bio-Rad Laboratories Inc, Cl A *	571	431
Bio-Techne Corp	1,000	517
Boston Scientific Corp *	37,412	1,589
Bristol-Myers Squibb Co	58,697	3,660
Cardinal Health Inc	7,559	389
Catalent Inc *	4,500	576
Centene Corp *	15,308	1,261
Cerner Corp	7,800	724
Charles River Laboratories International Inc *	1,300	490
Cigna Corp	8,769	2,014
Cooper Cos Inc/The, Cl A	1,304	546
CVS Health Corp	34,876	3,598
Danaher Corp, Cl A	16,807	5,530
DaVita Inc *	1,805	205
DENTSPLY SIRONA Inc	5,709	319
Dexcom Inc *	2,548	1,368
Edwards Lifesciences Corp, Cl A *	16,549	2,144
Eli Lilly & Co	20,963	5,790
Gilead Sciences Inc	33,184	2,409
HCA Healthcare Inc	6,505	1,671
Henry Schein Inc *	3,700	287
Hologic Inc *	6,600	505
Humana Inc	3,414	1,584
IDEXX Laboratories Inc *	2,268	1,493
Illumina Inc *	4,096	1,558
Incyte Corp *	5,000	367

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuitive Surgical Inc *	9,467	$3,402
IQVIA Holdings Inc *	5,051	1,425
Johnson & Johnson	69,603	11,907
Laboratory Corp of America Holdings *	2,563	805
McKesson Corp	4,040	1,004
Medtronic PLC	35,572	3,680
Merck & Co Inc	66,776	5,118
Mettler-Toledo International Inc *	610	1,035
Moderna Inc *	9,300	2,362
Organon & Co	6,617	202
PerkinElmer Inc	3,340	672
Pfizer Inc	148,456	8,766
Quest Diagnostics Inc	3,224	558
Regeneron Pharmaceuticals Inc *	2,771	1,750
ResMed Inc	3,855	1,004
STERIS PLC	2,645	644
Stryker Corp	8,877	2,374
Teleflex Inc	1,229	404
Thermo Fisher Scientific Inc	10,418	6,951
UnitedHealth Group Inc	24,902	12,504
Universal Health Services Inc, Cl B	2,000	259
Vertex Pharmaceuticals Inc *	6,781	1,489
Viatris Inc, Cl W *	31,957	432
Waters Corp *	1,647	614
West Pharmaceutical Services Inc	1,959	919
Zimmer Biomet Holdings Inc	5,522	702
Zoetis Inc, Cl A	12,486	3,047

		141,794
Industrials — 7.7%
3M Co	15,176	2,696
A O Smith Corp	3,500	300
Alaska Air Group Inc *	3,200	167
Allegion plc	2,370	314
American Airlines Group Inc *	16,909	304
AMETEK Inc	6,100	897
Boeing Co/The *	14,577	2,935
Carrier Global Corp	22,744	1,234
Caterpillar Inc, Cl A	14,334	2,963
CH Robinson Worldwide Inc	3,505	377
Cintas Corp	2,325	1,030
Copart Inc *	5,600	849
CSX Corp	59,256	2,228
Cummins Inc	3,798	829
Deere & Co	7,442	2,552
Delta Air Lines Inc, Cl A *	16,913	661
Dover Corp	3,737	679
Eaton Corp PLC	10,508	1,816
Emerson Electric Co	15,715	1,461
Equifax Inc	3,230	946
Expeditors International of Washington Inc	4,461	599
Fastenal Co, Cl A	15,118	968

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FedEx Corp	6,465	$1,672
Fortive Corp	9,387	716
Fortune Brands Home & Security Inc	3,600	385
Generac Holdings Inc *	1,700	598
General Dynamics Corp	6,159	1,284
General Electric Co	29,088	2,748
Honeywell International Inc	18,177	3,790
Howmet Aerospace Inc	10,278	327
Huntington Ingalls Industries Inc, Cl A	998	186
IDEX Corp	2,000	473
IHS Markit Ltd	10,500	1,396
Illinois Tool Works Inc	7,565	1,867
Ingersoll Rand Inc	10,833	670
Jacobs Engineering Group Inc	3,404	474
JB Hunt Transport Services Inc	2,251	460
Johnson Controls International PLC	18,699	1,520
L3Harris Technologies Inc	5,309	1,132
Leidos Holdings Inc	3,600	320
Lockheed Martin Corp	6,476	2,302
Masco Corp	6,484	455
Nielsen Holdings PLC	9,300	191
Norfolk Southern Corp	6,486	1,931
Northrop Grumman Corp	3,987	1,543
Old Dominion Freight Line Inc, Cl A	2,500	896
Otis Worldwide Corp	11,222	977
PACCAR Inc	9,067	800
Parker-Hannifin Corp, Cl A	3,371	1,072
Pentair PLC	4,366	319
Quanta Services Inc	3,700	424
Raytheon Technologies Corp	39,651	3,412
Republic Services Inc	5,483	765
Robert Half International Inc	2,932	327
Rockwell Automation Inc	3,030	1,057
Rollins Inc	5,900	202
Roper Technologies Inc	2,765	1,360
Snap-on Inc	1,453	313
Southwest Airlines Co, Cl A *	15,562	667
Stanley Black & Decker Inc	4,322	815
Textron Inc	5,907	456
Trane Technologies PLC	6,260	1,265
TransDigm Group Inc *	1,400	891
Union Pacific Corp	17,074	4,301
United Airlines Holdings Inc *	8,500	372
United Parcel Service Inc, Cl B	19,272	4,131
United Rentals Inc *	1,914	636
Verisk Analytics Inc, Cl A	4,289	981
Waste Management Inc	10,128	1,690
Westinghouse Air Brake Technologies Corp	4,990	460
WW Grainger Inc	1,190	617
Xylem Inc/NY	4,700	564

		83,015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 28.7%
Accenture PLC, Cl A	16,674	$6,912
Adobe Inc *	12,552	7,118
Advanced Micro Devices Inc *	31,900	4,590
Akamai Technologies Inc *	4,304	504
Amphenol Corp, Cl A	15,718	1,375
Analog Devices Inc	14,209	2,498
ANSYS Inc *	2,307	925
Apple Inc	412,067	73,171
Applied Materials Inc	23,950	3,769
Arista Networks Inc *	5,900	848
Autodesk Inc, Cl A *	5,813	1,635
Automatic Data Processing Inc	11,115	2,741
Broadcom Inc	10,871	7,234
Broadridge Financial Solutions Inc	3,044	556
Cadence Design Systems Inc *	7,300	1,360
CDW Corp/DE	3,600	737
Ceridian HCM Holding Inc *	3,500	366
Cisco Systems Inc/Delaware	111,561	7,070
Citrix Systems Inc	3,242	307
Cognizant Technology Solutions Corp, Cl A	13,805	1,225
Corning Inc, Cl B	20,208	752
DXC Technology Co *	6,530	210
Enphase Energy Inc *	3,600	659
EPAM Systems Inc *	1,500	1,003
F5 Inc, Cl A *	1,628	398
Fidelity National Information Services Inc, Cl B	16,265	1,775
Fiserv Inc, Cl A *	15,620	1,621
FleetCor Technologies Inc *	2,169	485
Fortinet Inc *	3,612	1,298
Gartner Inc *	2,200	735
Global Payments Inc	7,727	1,045
Hewlett Packard Enterprise Co	34,191	539
HP Inc	31,491	1,186
Intel Corp	107,597	5,541
International Business Machines Corp	23,748	3,174
Intuit Inc	7,443	4,787
IPG Photonics Corp *	900	155
Jack Henry & Associates Inc	1,900	317
Juniper Networks Inc	8,600	307
Keysight Technologies Inc *	4,900	1,012
KLA Corp	3,977	1,711
Lam Research Corp	3,714	2,671
Mastercard Inc, Cl A	22,936	8,241
Microchip Technology Inc	14,708	1,280
Micron Technology Inc	29,569	2,754
Microsoft Corp	198,482	66,754
Monolithic Power Systems Inc	1,100	543
Motorola Solutions Inc	4,489	1,220
NetApp Inc	5,885	541
NortonLifeLock Inc	15,247	396

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NVIDIA Corp	66,072	$19,432
NXP Semiconductors NV	6,997	1,594
Oracle Corp, Cl B	42,708	3,725
Paychex Inc	8,469	1,156
Paycom Software Inc *	1,259	523
PayPal Holdings Inc *	31,049	5,855
PTC Inc *	2,800	339
Qorvo Inc *	2,900	454
QUALCOMM Inc	29,654	5,423
salesforce.com Inc *	25,921	6,587
Seagate Technology Holdings PLC	5,400	610
ServiceNow Inc *	5,263	3,416
Skyworks Solutions Inc	4,353	675
SolarEdge Technologies Inc *	1,400	393
Synopsys Inc *	4,007	1,477
TE Connectivity Ltd	8,609	1,389
Teledyne Technologies Inc *	1,251	547
Teradyne Inc	4,300	703
Texas Instruments Inc	24,403	4,599
Trimble Inc *	6,600	575
Tyler Technologies Inc *	1,100	592
VeriSign Inc *	2,555	649
Visa Inc, Cl A	44,345	9,610
Western Digital Corp *	8,074	527
Xilinx Inc	6,553	1,389
Zebra Technologies Corp, Cl A *	1,419	845

		311,135
Materials — 2.5%
Air Products and Chemicals Inc	5,866	1,785
Albemarle Corp	3,100	725
Amcor PLC	40,732	489
Avery Dennison Corp	2,215	480
Ball Corp	8,572	825
Celanese Corp, Cl A	2,952	496
CF Industries Holdings Inc	5,650	400
Corteva Inc	19,273	911
Dow Inc	19,506	1,106
DuPont de Nemours Inc	13,699	1,107
Eastman Chemical Co	3,520	426
Ecolab Inc	6,575	1,543
FMC Corp	3,400	374
Freeport-McMoRan Inc, Cl B	38,609	1,611
International Flavors & Fragrances Inc	6,773	1,020
International Paper Co	10,374	487
Linde PLC	13,557	4,696
LyondellBasell Industries NV, Cl A	6,974	643
Martin Marietta Materials Inc, Cl A	1,619	713
Mosaic Co/The	9,809	385
Newmont Corp	21,025	1,304
Nucor Corp	7,695	878
Packaging Corp of America	2,500	340

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPG Industries Inc	6,242	$1,076
Sealed Air Corp	3,928	265
Sherwin-Williams Co/The, Cl A	6,385	2,249
Vulcan Materials Co	3,449	716
Westrock Co	6,984	310

		27,360
Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	3,700	825
American Tower Corp, Cl A ‡	12,041	3,522
AvalonBay Communities Inc ‡	3,672	928
Boston Properties Inc ‡	3,700	426
CBRE Group Inc, Cl A *	8,809	956
Crown Castle International Corp ‡	11,461	2,392
Digital Realty Trust Inc, Cl A ‡	7,469	1,321
Duke Realty Corp ‡	10,000	657
Equinix Inc ‡	2,361	1,997
Equity Residential ‡	8,944	810
Essex Property Trust Inc ‡	1,721	606
Extra Space Storage Inc ‡	3,545	804
Federal Realty Investment Trust ‡	1,800	245
Healthpeak Properties Inc ‡	14,300	516
Host Hotels & Resorts Inc *‡	18,574	323
Iron Mountain Inc ‡	7,638	400
Kimco Realty Corp ‡	16,313	402
Mid-America Apartment Communities Inc ‡	3,000	688
Prologis Inc ‡	19,520	3,286
Public Storage ‡	4,034	1,511
Realty Income Corp ‡	15,000	1,074
Regency Centers Corp ‡	3,999	301
SBA Communications Corp, Cl A ‡	2,849	1,108
Simon Property Group Inc ‡	8,606	1,375
UDR Inc ‡	7,700	462
Ventas Inc ‡	10,632	544
Vornado Realty Trust ‡	4,177	175
Welltower Inc ‡	11,500	986
Weyerhaeuser Co ‡	19,661	810

		29,450
Utilities — 2.5%
AES Corp/The	17,690	430
Alliant Energy Corp	6,600	406
Ameren Corp	6,753	601
American Electric Power Co Inc	13,315	1,185
American Water Works Co Inc	4,800	907
Atmos Energy Corp	3,400	356
CenterPoint Energy Inc	16,685	466
CMS Energy Corp	7,601	494
Consolidated Edison Inc	9,233	788
Dominion Energy Inc	21,268	1,671
DTE Energy Co	5,045	603
Duke Energy Corp	20,316	2,131
Edison International	9,957	680

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entergy Corp	5,326	$600
Evergy Inc	6,099	418
Eversource Energy	9,035	822
Exelon Corp	25,655	1,482
FirstEnergy Corp	14,323	596
NextEra Energy Inc	51,880	4,843
NiSource Inc	10,444	288
NRG Energy Inc	6,413	276
Pinnacle West Capital Corp	2,949	208
PPL Corp	20,371	612
Public Service Enterprise Group Inc	13,330	889
Sempra Energy	8,445	1,117
Southern Co/The	27,835	1,909
WEC Energy Group Inc	8,319	808
Xcel Energy Inc	14,136	957

		26,543
Total Common Stock
(Cost $261,195) ($ Thousands)		1,066,986

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(B)	97,383	$98

Total Affiliated Partnership
(Cost $98) ($ Thousands)		98

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	14,266,132	14,266

Total Cash Equivalent
(Cost $14,266) ($ Thousands)		14,266

Total Investments in Securities — 99.9%
(Cost $275,559) ($ Thousands)		$1,081,350

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	65	Mar-2022	$14,917	$15,465	$548

Percentages are based on Net Assets of $1,082,106 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $94 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $98 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,066,986	–	–	1,066,986
Affiliated Partnership	–	98	–	98
Cash Equivalent	14,266	–	–	14,266
Total Investments in Securities	1,081,252	98	–	1,081,350

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	548	–	–	548
Total Other Financial Instruments	548	–	–	548

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$103	$59	$(64)	$—	$—	$98	97,383	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	7,294	26,200	(19,228)	—	—	14,266	14,266,132	—	—
Totals	$7,397	$26,259	$(19,292)	$—	$—	$14,364		$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 3.3%
Advantage Solutions *	46,552	$373
Anterix Inc *	8,469	498
Cable One Inc	931	1,642
Cargurus Inc, Cl A *	20,600	693
Cars.com Inc *	31,710	510
Cinemark Holdings Inc *(A)	259,400	4,181
Clear Channel Outdoor Holdings Inc, Cl A *	258,843	857
Cogent Communications Holdings Inc	29,025	2,124
Gannett Co Inc *	105,267	561
Hemisphere Media Group Inc, Cl A *	18,292	133
Liberty Latin America Ltd, Cl A *	34,460	402
Liberty Latin America Ltd, Cl C *	55,028	627
Lions Gate Entertainment Corp, Cl A *(A)	277,909	4,624
MediaAlpha Inc, Cl A *	11,110	172
Nexstar Media Group Inc, Cl A	12,909	1,949
Ooma Inc *	28,163	576
QuinStreet Inc *	35,410	644
TEGNA Inc	74,829	1,389
Ziff Davis Inc *	9,913	1,099

		23,054
Consumer Discretionary — 15.1%
1-800-Flowers.com Inc, Cl A *	11,300	264
Aaron's Co Inc/The	61,636	1,519
Academy Sports & Outdoors Inc *	14,790	649
Advance Auto Parts Inc	7,763	1,862
American Eagle Outfitters Inc (A)	193,537	4,900
American Outdoor Brands Inc *	22,724	453
American Public Education Inc *	40,268	896
Arko *	26,700	234
Beazer Homes USA Inc, Cl A *	49,657	1,153
Biglari Holdings Inc, Cl B *	2,576	367
Bloomin' Brands Inc *	119,097	2,499
Bluegreen Vacations Holding, Cl A *	15,208	534
Boot Barn Holdings Inc *	15,631	1,923
Brinker International Inc *	62,263	2,278
Brunswick Corp/DE	21,099	2,125
Buckle Inc/The	5,800	245
Caleres Inc	7,290	165
Callaway Golf Co *	17,357	476
Carriage Services Inc	25,737	1,659
Carter's Inc	21,667	2,193
Cato Corp/The, Cl A	31,500	541
Cavco Industries Inc *	4,913	1,561
Century Casinos *	24,972	304
Choice Hotels International Inc	4,920	767
Churchill Downs Inc	8,441	2,033
Chuy's Holdings Inc *	14,373	433
Citi Trends Inc *	3,150	298
Clarus Corp	25,450	706
Conn's Inc *	46,654	1,097

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Container Store Group Inc/The *	75,720	$756
Crocs Inc *	9,647	1,237
Dave & Buster's Entertainment Inc *	15,997	614
Del Taco Restaurants Inc	26,580	331
Domino's Pizza Inc	3,372	1,903
Dorman Products Inc *	8,436	953
El Pollo Loco Holdings Inc *	61,850	878
Ethan Allen Interiors Inc	53,950	1,418
Everi Holdings Inc *	31,066	663
Fiesta Restaurant Group Inc *	17,297	190
Genesco Inc *	3,040	195
Golden Entertainment Inc *	15,814	799
Goodyear Tire & Rubber Co/The *	76,245	1,626
Green Brick Partners Inc *	22,741	690
Hamilton Beach Brands Holding Co, Cl A	19,181	275
Haverty Furniture Cos Inc	34,149	1,044
Hibbett Inc	7,313	526
Hilton Grand Vacations Inc *	14,826	773
Hooker Furnishings	26,837	625
Houghton Mifflin Harcourt Co *	42,126	678
Johnson Outdoors Inc, Cl A	4,481	420
KB Home	39,264	1,756
Lazydays Holdings Inc *	33,682	726
Lifetime Brands Inc	15,275	244
Liquidity Services Inc *	15,180	335
LL Flooring Holdings *	30,982	529
Lovesac Co/The *	8,580	569
Macy's Inc	57,679	1,510
Marine Products Corp	12,986	162
MarineMax Inc *	6,130	362
MasterCraft Boat Holdings Inc *	30,100	853
Modine Manufacturing Co *	280,763	2,833
Monarch Casino & Resort Inc *	23,918	1,769
Monro Inc	27,396	1,596
Motorcar Parts of America *	8,770	150
Movado Group Inc	41,670	1,743
Murphy USA Inc	15,451	3,078
Noodles & Co, Cl A *	21,205	192
ONE Group Hospitality *	15,206	192
OneWater Marine Inc, Cl A *	17,764	1,083
Oxford Industries Inc, Cl A	13,632	1,384
Papa John's International Inc, Cl A	6,779	905
Planet Fitness Inc, Cl A *	7,900	716
Pool Corp	3,232	1,829
Scientific Games Corp, Cl A *	9,390	628
SeaWorld Entertainment Inc *	25,598	1,660
Shoe Carnival Inc	23,518	919
Shutterstock Inc	28,356	3,144
Signet Jewelers Ltd	16,167	1,407
Skechers USA Inc, Cl A *	11,914	517
Skyline Champion Corp *	24,825	1,961
Sportsman's Warehouse Holdings Inc *	27,159	321

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Steven Madden Ltd	46,488	$2,160
Superior Group of Cos Inc	11,757	258
Taylor Morrison Home Corp, Cl A *	56,749	1,984
Tenneco Inc, Cl A *	35,180	398
Tilly's Inc, Cl A *	59,519	959
Toll Brothers Inc	9,500	688
Tractor Supply Co	7,343	1,752
Unifi Inc *	54,080	1,252
Urban Outfitters Inc *	62,282	1,829
Vera Bradley Inc *	320,002	2,723
Vista Outdoor Inc *	32,195	1,483
Wingstop Inc, Cl A	6,965	1,204
Winmark Corp	3,798	943
Zumiez Inc *	11,582	556

		103,990
Consumer Staples — 3.2%
Beauty Health *	23,076	558
BJ's Wholesale Club Holdings Inc *	14,965	1,002
Cal-Maine Foods Inc *	12,726	471
Casey's General Stores Inc	7,508	1,482
Central Garden & Pet Co, Cl A *	16,340	860
elf Beauty Inc *	22,515	748
Energizer Holdings Inc	24,488	982
Hain Celestial Group Inc/The *	11,464	488
Hostess Brands Inc, Cl A *	116,798	2,385
Ingles Markets Inc, Cl A	8,370	723
Ingredion Inc	18,043	1,744
Inter Parfums Inc	16,550	1,769
MGP Ingredients Inc	23,195	1,971
Natural Grocers by Vitamin Cottage Inc	32,460	463
Performance Food Group Co *	11,771	540
Seneca Foods Corp, Cl A *	18,572	891
Simply Good Foods Co/The *	17,582	731
Spectrum Brands Holdings Inc	9,874	1,004
Tootsie Roll Industries Inc	20,797	753
TreeHouse Foods Inc *	37,464	1,518
Veru Inc *	29,572	174
Village Super Market Inc, Cl A	18,788	439
Weis Markets Inc	11,080	730

		22,426
Energy — 4.5%
Alto Ingredients *	83,798	403
Aspen Aerogels Inc *	13,422	668
Berry Corp	29,385	247
Cactus Inc, Cl A	34,378	1,311
California Resources	14,108	603
ChampionX Corp *	33,367	674
Civitas Resources	7,391	362
Comstock Resources *	155,560	1,258
Coterra Energy Inc	73,761	1,401
Delek US Holdings Inc *	265,639	3,982

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc, Cl A	20,379	$2,198
Dorian LPG Ltd *	13,650	173
Earthstone Energy Inc, Cl A *	21,599	236
Energy Fuels Inc/Canada *(A)	62,637	478
Green Plains Inc *	13,140	457
Helmerich & Payne Inc	23,666	561
Magnolia Oil & Gas Corp, Cl A	33,445	631
Matador Resources Co	12,670	468
Nabors Industries Ltd *	7,253	588
National Energy Services Reunited Corp *	16,734	158
Northern Oil and Gas	94,268	1,940
Oasis Petroleum Inc	15,073	1,899
Ovintiv Inc	44,659	1,505
Par Pacific Holdings *	17,640	291
PDC Energy Inc, Cl A	33,141	1,617
Peabody Energy Corp *	46,159	465
Range Resources Corp *	22,251	397
Scorpio Tankers Inc	16,000	205
Select Energy Services Inc, Cl A *	33,224	207
SFL Corp Ltd	111,966	913
SilverBow Resources Inc *	25,601	557
SM Energy Co	23,429	691
Solaris Oilfield Infrastructure Inc, Cl A	23,970	157
Southwestern Energy Co *	342,605	1,597
W&T Offshore Inc *	240,870	778
Whiting Petroleum Corp *	11,568	748

		30,824
Financials — 19.3%
AFC Gamma ‡	12,310	280
Amalgamated Financial Corp	19,440	326
Amerant Bancorp Inc, Cl A	30,114	1,040
American Equity Investment Life Holding Co	122,755	4,778
Argo Group International Holdings Ltd	9,271	539
ARMOUR Residential REIT Inc ‡	53,910	529
Arrow Financial Corp	5,378	189
AssetMark Financial Holdings *	62,677	1,643
Atlantic Capital Bancshares Inc *	15,515	446
Atlanticus Holdings *	3,150	225
Axos Financial Inc *	11,500	643
B Riley Financial Inc	5,941	528
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,510	191
Bank of Marin Bancorp	9,639	359
Bank of NT Butterfield & Son Ltd/The	45,160	1,721
Bank OZK	41,855	1,948
BankUnited Inc	159,876	6,764
Bankwell Financial Group Inc	20,566	675
Bridgewater Bancshares Inc *	12,880	228
Byline Bancorp Inc	48,906	1,338
Capital Bancorp Inc	9,996	262
Capstar Financial Holdings Inc	8,296	174

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter Bankshares Inc *	15,208	$234
Cathay General Bancorp	21,607	929
Central Pacific Financial Corp	19,330	545
Chimera Investment Corp ‡	113,989	1,719
CNO Financial Group Inc	195,275	4,655
Cohen & Steers Inc	23,197	2,146
Consumer Portfolio Services *	1,261	15
Crawford & Co, Cl A	31,430	235
CrossFirst Bankshares *	24,550	383
Curo Group Holdings Corp	11,543	185
Customers Bancorp Inc *	27,059	1,769
Donnelley Financial Solutions Inc *	35,506	1,674
Dynex Capital Inc ‡	100,648	1,682
Enova International Inc *	8,640	354
Equity Bancshares Inc, Cl A	5,280	179
Essent Group Ltd	16,906	770
Evercore Inc, Cl A	6,132	833
EZCORP Inc, Cl A *	58,050	428
FactSet Research Systems Inc	3,401	1,653
Farmers National Banc Corp	19,290	358
Financial Institutions Inc	11,596	369
First BanCorp/Puerto Rico	67,861	935
First Bancshares Inc/The	5,003	193
First Commonwealth Financial Corp	170,717	2,747
First Community Bankshares Inc	17,640	590
First Financial Corp/IN	5,780	262
First Internet Bancorp	11,329	533
First Midwest Bancorp Inc/IL	120,239	2,463
First of Long Island Corp/The	12,271	265
FirstCash Holdings	9,215	689
Flushing Financial Corp	23,223	564
FNB Corp/PA	308,590	3,743
Focus Financial Partners Inc, Cl A *	11,768	703
Globe Life Inc	12,191	1,143
Green Dot Corp, Cl A *	52,041	1,886
Greenhill & Co Inc	23,187	416
Greenlight Capital Re Ltd, Cl A *	21,520	169
Hamilton Lane Inc, Cl A	15,203	1,575
Hanmi Financial Corp	23,660	560
Hanover Insurance Group Inc/The, Cl A	12,204	1,599
HarborOne Bancorp Inc	39,432	585
HBT Financial Inc	21,980	412
Hercules Capital Inc, Cl A (A)	91,266	1,514
Heritage Commerce Corp	14,671	175
Heritage Insurance Holdings Inc	25,012	147
Home BancShares Inc/AR	73,939	1,800
HomeTrust Bancshares Inc	12,200	378
Independent Bank Corp/MI	25,550	610
KKR Real Estate Finance Trust Inc ‡	8,699	181
Lakeland Bancorp Inc	35,610	676
LendingClub *	21,518	520
Live Oak Bancshares Inc	6,597	576

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macatawa Bank Corp	18,306	$161
MarketAxess Holdings Inc	1,947	801
Mercantile Bank Corp	7,270	255
Merchants Bancorp/IN	11,120	526
Metrocity Bankshares Inc	7,602	209
Metropolitan Bank Holding Corp *	13,972	1,488
MGIC Investment Corp	74,567	1,075
Moelis & Co, Cl A	12,449	778
Morningstar Inc, Cl A	5,050	1,727
National Western Life Group Inc, Cl A	750	161
Nelnet Inc, Cl A	7,658	748
Nicolet Bankshares Inc *	15,959	1,368
NMI Holdings Inc, Cl A *	37,543	820
Northrim BanCorp Inc	4,046	176
OFG Bancorp	79,348	2,107
Old Second Bancorp Inc	11,150	140
Oportun Financial Corp *	16,613	336
Oppenheimer Holdings Inc, Cl A	24,720	1,146
Origin Bancorp Inc	25,424	1,091
Pacific Premier Bancorp Inc	15,107	605
PacWest Bancorp	113,111	5,109
PCSB Financial Corp	17,970	342
Peapack-Gladstone Financial Corp	9,550	338
Peoples Bancorp Inc/OH	27,400	872
Pinnacle Financial Partners Inc	25,157	2,403
Piper Sandler Cos	5,273	941
PROG Holdings Inc *	71,261	3,215
Prosperity Bancshares Inc	20,037	1,449
Provident Bancorp Inc	12,606	234
Provident Financial Services Inc	27,091	656
Pzena Investment Management Inc, Cl A	57,535	545
QCR Holdings Inc	5,497	308
RBB Bancorp	20,540	538
Regional Management Corp	17,609	1,012
ServisFirst Bancshares Inc	15,572	1,323
Silvergate Capital, Cl A *	3,514	521
South Plains Financial Inc	4,145	115
StepStone Group Inc, Cl A	14,875	618
Sterling Bancorp/DE	92,519	2,386
Stewart Information Services Corp	11,527	919
Towne Bank/Portsmouth VA	25,210	796
Trean Insurance Group Inc *	35,696	318
TriState Capital Holdings Inc *	14,438	437
Triumph Bancorp Inc *	4,304	513
Trupanion Inc *	6,200	819
Umpqua Holdings Corp	310,322	5,971
Universal Insurance Holdings Inc	70,297	1,195
Univest Financial Corp	61,365	1,836
Virtus Investment Partners Inc	2,901	862
Walker & Dunlop Inc	5,550	837
Waterstone Financial Inc	53,731	1,175
Western Alliance Bancorp	23,103	2,487

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wintrust Financial Corp	24,077	$2,187
WisdomTree Investments Inc	26,240	161
World Acceptance Corp *	980	241

		133,947
Health Care — 9.3%
Affimed NV *	65,670	363
Albireo Pharma Inc *	7,560	176
AMN Healthcare Services Inc *	7,593	929
Amneal Pharmaceuticals Inc *	34,870	167
AnaptysBio Inc *	42,032	1,461
Anika Therapeutics Inc *	11,376	408
Apollo Endosurgery *	71,590	603
Apyx Medical Corp *	14,470	185
Arcus Biosciences Inc *	14,774	598
Arcutis Biotherapeutics *	8,650	179
Aveanna Healthcare Holdings *	27,960	207
Avid Bioservices Inc *	14,876	434
Avidity Biosciences Inc *	28,230	671
BioDelivery Sciences International Inc *	474,869	1,472
Biohaven Pharmaceutical Holding Co Ltd *	7,102	979
Black Diamond Therapeutics *	28,190	150
Catalyst Pharmaceuticals Inc *	147,330	997
Cerevel Therapeutics Holdings *	14,155	459
Chemed Corp	3,724	1,970
Co-Diagnostics Inc *(A)	174,401	1,557
Computer Programs and Systems Inc *	8,140	238
Cross Country Healthcare Inc *	63,497	1,763
Curis *	46,440	221
Cutera Inc *	4,848	200
Cytokinetics Inc *	20,085	915
Eagle Pharmaceuticals Inc/DE *	20,414	1,039
Enanta Pharmaceuticals Inc *	5,887	440
Encompass Health Corp	24,139	1,575
Ensign Group Inc/The	24,140	2,027
Envista Holdings Corp *	32,154	1,449
Foghorn Therapeutics *	29,126	666
Forma Therapeutics Holdings Inc *	11,390	162
Generation Bio Co *	10,511	74
Harpoon Therapeutics Inc *	25,416	192
HealthStream Inc *	16,230	428
ImmunityBio *	32,100	195
Innoviva Inc *	43,483	750
Inspire Medical Systems Inc *	2,798	644
Integra LifeSciences Holdings Corp *	16,224	1,087
Intellia Therapeutics Inc *	4,979	589
Intra-Cellular Therapies Inc, Cl A *	14,800	775
Invacare Corp *	51,750	141
iRadimed Corp *	7,731	357
iTeos Therapeutics Inc *	29,400	1,369
IVERIC bio Inc *	37,102	620
Kezar Life Sciences *	33,500	560

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kiniksa Pharmaceuticals Ltd, Cl A *	13,701	$161
Krystal Biotech Inc *	7,000	490
LeMaitre Vascular Inc	38,284	1,923
Lexicon Pharmaceuticals Inc *	43,090	170
MaxCyte *	17,680	180
Medpace Holdings Inc *	4,432	965
Meridian Bioscience Inc *	17,932	366
Merit Medical Systems Inc *	11,308	704
Mesa Laboratories Inc	1,800	591
Mirum Pharmaceuticals Inc *	11,540	184
Mustang Bio Inc *	71,078	118
Myriad Genetics Inc *	23,715	655
Neoleukin Therapeutics Inc *	25,930	125
NuVasive Inc *	12,492	656
Omnicell Inc *	4,607	831
OptimizeRx Corp *	8,558	532
Option Care Health Inc *	61,707	1,755
OraSure Technologies Inc *	18,083	157
Organogenesis Holdings Inc, Cl A *	19,350	179
ORIC Pharmaceuticals Inc *	10,510	154
Ortho Clinical Diagnostics Holdings *	36,375	778
Outset Medical Inc *	4,982	230
PMV Pharmaceuticals Inc *	6,490	150
Precigen *	256,330	951
Precision BioSciences Inc *	16,134	119
Prestige Consumer Healthcare Inc, Cl A *	41,273	2,503
Prometheus Biosciences *	15,500	613
Prothena Corp PLC *	13,854	684
Puma Biotechnology Inc *	51,656	157
Quest Diagnostics Inc	10,578	1,830
Radius Health Inc *	21,220	147
RAPT Therapeutics Inc *	5,476	201
Rigel Pharmaceuticals Inc *	131,166	348
Scholar Rock Holding Corp *	6,673	166
Selecta Biosciences *	98,420	321
Seres Therapeutics Inc *	26,000	217
Sharps Compliance Corp *	22,020	157
Shockwave Medical Inc *	7,047	1,257
SIGA Technologies Inc *	75,004	564
STAAR Surgical Co *	5,953	544
STERIS PLC	8,697	2,117
Stoke Therapeutics Inc *	6,494	156
Surface Oncology Inc *	49,320	236
Surmodics Inc *	4,756	229
Sutro Biopharma Inc *	17,887	266
Syndax Pharmaceuticals Inc *	11,833	259
Syros Pharmaceuticals Inc *	74,977	244
Tandem Diabetes Care Inc *	5,662	852
Tenet Healthcare Corp *	11,926	974
Triple-S Management Corp, Cl B *	34,822	1,242
US Physical Therapy Inc	3,041	291
Utah Medical Products Inc *	1,766	177

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	17,800	$279
Viemed Healthcare Inc *	98,034	512
Vocera Communications Inc *	10,400	674

		63,782
Industrials — 17.8%
ABM Industries Inc	33,753	1,379
ACCO Brands Corp	608,794	5,029
Acuity Brands Inc	3,174	672
Air Lease Corp, Cl A	30,729	1,359
Allied Motion Technologies Inc	4,925	180
Allison Transmission Holdings Inc	42,077	1,530
Altra Industrial Motion Corp	23,933	1,234
Ameresco Inc, Cl A *	8,855	721
API Group *	23,663	610
Applied Industrial Technologies Inc, Cl A	7,933	815
Argan Inc	16,477	637
ASGN Inc *	4,906	605
Atkore Inc *	16,807	1,869
Atlas Air Worldwide Holdings Inc *	17,802	1,676
BlueLinx Holdings *	4,191	401
BWX Technologies Inc, Cl W	40,835	1,955
CACI International Inc, Cl A *	4,447	1,197
Carlisle Cos Inc	8,381	2,080
Casella Waste Systems Inc, Cl A *	8,856	756
CIRCOR International Inc *	18,155	493
Clean Harbors Inc *	19,960	1,991
Concrete Pumping Holdings *	19,500	160
Cornerstone Building Brands Inc *	40,133	700
Costamare Inc	104,934	1,327
Covenant Logistics Group Inc, Cl A *	32,906	870
CRA International Inc	12,466	1,164
Daseke Inc *	89,214	896
Ducommun Inc *	12,025	562
DXP Enterprises Inc/TX *	22,451	576
EMCOR Group Inc	15,812	2,014
Encore Wire Corp	11,111	1,590
Enerpac Tool Group Corp, Cl A	26,624	540
Ennis Inc	6,886	134
EnPro Industries Inc	14,900	1,640
Evoqua Water Technologies Corp *	17,868	835
First Advantage *	31,890	607
Forrester Research Inc *	23,398	1,374
Forward Air Corp	15,405	1,865
Franklin Covey Co *	33,578	1,557
Franklin Electric Co Inc	9,560	904
Gates Industrial Corp PLC *	63,393	1,009
Genco Shipping & Trading Ltd	19,744	316
GFL Environmental	40,080	1,517
Global Industrial	24,258	992
GMS Inc *	14,782	889
Harsco Corp *	41,457	693

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heidrick & Struggles International Inc	46,840	$2,048
Helios Technologies Inc	16,237	1,708
Herc Holdings Inc	3,469	543
Heritage-Crystal Clean Inc *	35,376	1,133
Hexcel Corp, Cl A	17,212	892
Hillenbrand Inc	22,234	1,156
Huntington Ingalls Industries Inc, Cl A	5,910	1,104
Huron Consulting Group Inc *	18,840	940
INNOVATE *	58,370	216
Insteel Industries Inc	9,381	373
ITT Inc	18,864	1,928
JetBlue Airways Corp *	195,772	2,788
Kadant Inc	3,880	894
Kelly Services Inc, Cl A	21,496	360
Kforce Inc	12,609	948
Knight-Swift Transportation Holdings Inc, Cl A	12,376	754
Korn Ferry	32,613	2,470
Landstar System Inc	9,166	1,641
Manitowoc Co Inc/The *	11,250	209
ManTech International Corp/VA, Cl A	16,344	1,192
Masonite International Corp *	12,830	1,513
Matson Inc	14,600	1,314
Matthews International Corp, Cl A	30,926	1,134
Miller Industries Inc/TN	4,949	165
Montrose Environmental Group Inc *	5,253	370
MRC Global Inc *	57,760	397
MSC Industrial Direct Co Inc, Cl A	20,588	1,731
Mueller Industries Inc	16,506	980
MYR Group Inc *	6,511	720
NN Inc, Cl A *	207,761	852
Nordson Corp	5,719	1,460
Northwest Pipe Co *	10,341	329
Park Aerospace Corp	39,470	521
Quanex Building Products Corp	53,638	1,329
Radiant Logistics Inc *	55,784	407
Regal Beloit	20,731	3,528
Resources Connection Inc	71,906	1,283
Rush Enterprises Inc, Cl A	15,879	884
Safe Bulkers Inc *	42,600	161
Saia Inc *	2,827	953
Shyft Group Inc/The	12,246	602
Simpson Manufacturing Co Inc	4,428	616
Snap-on Inc	6,600	1,422
SP Plus Corp *	9,519	269
SPX FLOW Inc	24,286	2,100
Standex International Corp	25,661	2,840
Sterling Construction Co Inc *	14,870	391
Sun Country Airlines Holdings *	5,430	148
Terex Corp	14,748	648
Tetra Tech Inc	5,932	1,007
Textainer Group Holdings Ltd	35,812	1,279

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Titan International Inc *	61,790	$677
Titan Machinery Inc *	12,184	410
TriNet Group Inc *	7,862	749
Triton International Ltd	12,285	740
TrueBlue Inc *	21,039	582
UFP Industries Inc	30,748	2,829
UniFirst Corp/MA	6,427	1,352
Universal Logistics Holdings Inc	8,740	165
US Xpress Enterprises Inc, Cl A *	15,570	91
Vectrus Inc *	13,330	610
Veritiv Corp *	6,947	852
Vicor Corp *	9,404	1,194
Watts Water Technologies Inc, Cl A	9,107	1,768
WESCO International Inc *	21,096	2,776
WillScot Mobile Mini Holdings, Cl A *	28,202	1,152
Zurn Water Solutions	13,864	505

		123,022
Information Technology — 16.7%
A10 Networks Inc	143,528	2,380
Alkami Technology *	15,740	316
Alliance Data Systems Corp	48,424	3,224
Alpha & Omega Semiconductor Ltd *	12,849	778
Altair Engineering Inc, Cl A *	6,174	477
Ambarella Inc *	9,969	2,023
Arlo Technologies *	24,230	254
Asana, Cl A *	7,637	569
AudioCodes Ltd	46,685	1,622
Avid Technology Inc *	21,625	704
Axcelis Technologies Inc *	21,815	1,626
AXT Inc *	33,424	294
Belden Inc	29,373	1,931
Broadridge Financial Solutions Inc	8,534	1,560
Calix Inc *	22,767	1,821
Casa Systems Inc *	49,606	281
Cass Information Systems Inc	5,600	220
ChannelAdvisor Corp *	14,400	355
Ciena Corp *	9,700	747
Clearfield *	24,517	2,070
CMC Materials Inc	11,604	2,224
Cognex Corp	11,688	909
CSG Systems International Inc	13,964	805
Digi International Inc *	27,621	679
DigitalOcean Holdings *	6,073	488
Diodes Inc *	14,829	1,628
eGain Corp *	22,087	220
EMCORE Corp *	22,760	159
ePlus Inc *	12,544	676
EVERTEC Inc	12,750	637
ExlService Holdings Inc *	21,131	3,059
Extreme Networks Inc *	109,532	1,720
Fabrinet *	7,563	896

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grid Dynamics Holdings *	39,302	$1,492
Hackett Group Inc/The	55,437	1,138
Harmonic Inc, Cl A *	160,805	1,891
I3 Verticals Inc, Cl A *	8,772	200
Ichor Holdings Ltd *	11,880	547
Impinj Inc *	7,991	709
Informatica Inc, Cl A *	15,424	570
Information Services Group Inc	108,611	828
International Money Express Inc *	76,437	1,220
Jabil Inc	9,700	682
Jack Henry & Associates Inc	8,998	1,503
Juniper Networks Inc	20,163	720
Kimball Electronics Inc *	7,649	166
Kulicke & Soffa Industries Inc	31,450	1,904
Lattice Semiconductor Corp *	24,695	1,903
Littelfuse Inc	8,216	2,585
Lumentum Holdings Inc *	23,121	2,445
MACOM Technology Solutions Holdings Inc *	20,048	1,570
Manhattan Associates Inc *	3,015	469
MAXIMUS Inc	15,781	1,257
MaxLinear, Cl A *	22,508	1,697
Mitek Systems Inc *	15,216	270
MoneyGram International Inc *	48,184	380
Napco Security Technologies Inc *	14,591	729
New Relic Inc *	6,073	668
Novanta Inc *	3,419	603
NVE Corp	12,052	823
Onto Innovation Inc *	15,137	1,532
PDF Solutions Inc *	20,868	663
Perficient Inc *	5,250	679
Photronics Inc *	279,850	5,275
Power Integrations Inc	28,871	2,682
Pure Storage Inc, Cl A *	22,600	736
Qualys Inc *	5,967	819
Rackspace Technology Inc *	93,969	1,266
Rambus Inc *	26,799	788
Rapid7 Inc *	4,205	495
Rimini Street Inc *	94,083	562
Rogers Corp *	7,853	2,144
ScanSource Inc *	24,792	870
SecureWorks Corp, Cl A *	10,929	175
Semtech Corp *	8,941	795
Silicon Laboratories Inc *	3,956	817
Silicon Motion Technology Corp ADR	32,030	3,044
SiTime Corp *	6,530	1,910
SMART Global Holdings Inc *	22,188	1,575
Sprout Social Inc, Cl A *	6,943	630
SPS Commerce Inc *	5,833	830
StarTek Inc *	54,339	284
Super Micro Computer Inc *	135,475	5,954
Switch Inc, Cl A	56,742	1,625

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synaptics Inc *	6,963	$2,016
Tenable Holdings Inc *	14,381	792
Turtle Beach Corp *	23,232	517
Universal Display Corp	8,785	1,450
Usio *	117,246	511
Veeco Instruments Inc *	16,224	462
Viavi Solutions Inc *	108,691	1,915
Vishay Intertechnology Inc	80,856	1,768
Vishay Precision Group Inc *	32,870	1,220
Workiva Inc, Cl A *	8,423	1,099
Zuora Inc, Cl A *	35,700	667

		114,888
Materials — 3.9%
Alamos Gold Inc, Cl A	70,604	543
American Vanguard Corp, Cl B	13,290	218
Ashland Global Holdings Inc	6,800	732
Avient Corp	17,005	951
Balchem Corp	5,510	929
Cabot Corp	25,691	1,444
Century Aluminum Co *	47,746	791
Commercial Metals Co, Cl A	101,841	3,696
Forterra Inc *	48,129	1,144
Hawkins Inc	5,214	206
Huntsman Corp	20,000	698
Ingevity Corp *	11,751	843
Innospec Inc	13,822	1,249
Koppers Holdings Inc *	6,652	208
Kronos Worldwide Inc	21,853	328
Livent Corp *	84,604	2,063
Materion Corp	8,794	808
O-I Glass Inc, Cl I *	69,043	831
Olin Corp	10,840	623
Quaker Chemical Corp	5,996	1,384
Ramaco Resources	52,529	714
Ranpak Holdings Corp, Cl A *	18,750	705
Reliance Steel & Aluminum Co	9,362	1,519
Ryerson Holding Corp	21,086	549
Sealed Air Corp	11,465	774
Silgan Holdings Inc	16,582	710
Summit Materials Inc, Cl A *	18,616	747
SunCoke Energy Inc	46,020	303
TimkenSteel Corp *	11,880	196
Tredegar Corp	14,320	169
Valvoline Inc	29,985	1,118

		27,193
Real Estate — 3.9%
Acadia Realty Trust ‡	32,143	702
American Campus Communities Inc ‡	25,449	1,458
Americold Realty Trust ‡	34,818	1,142
Ashford Hospitality Trust *‡	25,110	241
Broadstone Net Lease Inc, Cl A ‡	27,000	670

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Corporate Office Properties Trust ‡	24,874	$696
EastGroup Properties Inc ‡	8,186	1,865
First Industrial Realty Trust Inc ‡	11,000	728
Gladstone Land Corp ‡	23,797	803
Global Medical REIT Inc ‡	21,000	373
Independence Realty Trust ‡	19,205	496
Innovative Industrial Properties Inc, Cl A ‡	6,621	1,741
Kennedy-Wilson Holdings Inc ‡	75,365	1,800
Kite Realty Group Trust ‡	38,284	834
Life Storage Inc ‡	4,700	720
LXP Industrial Trust, Cl B ‡	53,636	838
National Storage Affiliates Trust ‡	27,878	1,929
Newmark Group Inc, Cl A ‡	202,760	3,791
NexPoint Residential Trust Inc ‡	31,619	2,651
Outfront Media Inc ‡	29,000	778
RE/MAX Holdings Inc, Cl A ‡	5,360	163
Rexford Industrial Realty Inc ‡	10,612	861
RPT Realty ‡	64,938	869
Tejon Ranch Co *	11,019	210
Terreno Realty Corp ‡	8,800	750

		27,109
Utilities — 1.6%
Algonquin Power & Utilities Corp (A)	115,016	1,662
Artesian Resources Corp, Cl A	5,926	274
Black Hills Corp, Cl A	14,947	1,055
IDACORP Inc, Cl A	12,002	1,360
Otter Tail Corp	13,652	975
Portland General Electric Co	60,462	3,200
Pure Cycle Corp *	21,905	320
Spire Inc	10,915	712
UGI Corp	29,566	1,357
Via Renewables Inc, Cl A	39,118	447

		11,362
Total Common Stock
(Cost $512,191) ($ Thousands)		681,597

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P.
0.020% **†(B)	13,648,315	13,650

Total Affiliated Partnership
(Cost $13,650) ($ Thousands)		13,650

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,428,321	$8,428

Total Cash Equivalent
(Cost $8,428) ($ Thousands)		8,428

Total Investments in Securities — 101.8%
(Cost $534,269) ($ Thousands)		$703,675

Percentages are based on Net Assets of $691,005 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $13,359 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $13,650 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	681,597	–	–	681,597
Affiliated Partnership	–	13,650	–	13,650
Cash Equivalent	8,428	–	–	8,428
Total Investments in Securities	690,025	13,650	–	703,675

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$15,536	$15,775	$(17,661)	$—	$—	$13,650	13,648,315	$13	$—
SEI Daily Income Trust, Government Fund, Cl F	6,482	59,509	(57,563)	—	—	8,428	8,428,321	—	—
Totals	$22,018	$75,284	$(75,224)	$—	$—	$22,078		$13	$—

Amounts designated as “—” are $0 or have been rounded to $0.

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 5.9%
AMC Networks Inc, Cl A *	20,653	$711
Audacy Inc, Cl A *	82,881	213
Cars.com Inc *	39,302	632
Cinemark Holdings Inc *(A)	168,413	2,715
Entravision Communications Corp, Cl A	16,827	114
EW Scripps Co/The, Cl A *	6,466	125
Gray Television Inc	68,624	1,384
IDT Corp, Cl B *	1,133	50
John Wiley & Sons Inc, Cl A	49,521	2,836
Lions Gate Entertainment Corp, Cl A *(A)	179,471	2,987
Nexstar Media Group Inc, Cl A	41,236	6,226
Scholastic Corp, Cl B	7,584	303
TEGNA Inc	64,130	1,190
Telephone and Data Systems Inc	27,141	547
Telesat Corp *	3,500	100
Yelp Inc, Cl A *	5,085	184
Ziff Davis Inc *	53,741	5,958

		26,275
Consumer Discretionary — 11.1%
Aaron's Co Inc/The	34,344	847
American Axle & Manufacturing Holdings Inc *	78,451	732
American Eagle Outfitters Inc	95,716	2,423
Bassett Furniture Industries Inc	2,500	42
Big 5 Sporting Goods Corp	2,320	44
Big Lots Inc	20,780	936
Biglari Holdings Inc, Cl B *	323	46
Bloomin' Brands Inc *	77,316	1,622
Brinker International Inc *	40,904	1,497
Carter's Inc	10,472	1,060
Cato Corp/The, Cl A	5,500	94
Dana Inc	58,253	1,329
Dave & Buster's Entertainment Inc *	9,966	383
Dick's Sporting Goods Inc	8,853	1,018
Ethan Allen Interiors Inc	16,412	432
Fossil Group Inc *	13,201	136
Genesco Inc *	10,271	659
G-III Apparel Group Ltd *	31,564	872
Goodyear Tire & Rubber Co/The *	88,968	1,897
Group 1 Automotive Inc	9,529	1,860
H&R Block Inc	46,335	1,092
Haverty Furniture Cos Inc	29,997	917
Helen of Troy Ltd *	5,462	1,335
Hibbett Inc	8,744	629
KB Home	23,404	1,047
Laureate Education Inc, Cl A *	7,000	86
La-Z-Boy Inc, Cl Z	32,709	1,188
Lazydays Holdings Inc *	1,477	32
Lithia Motors Inc, Cl A	13,455	3,995
MarineMax Inc *	5,508	325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MDC Holdings Inc	28,167	$1,573
Meritage Homes Corp *	13,757	1,679
Modine Manufacturing Co *	191,531	1,933
Murphy USA Inc	4,224	842
ODP Corp/The *	20,477	804
OneWater Marine Inc, Cl A *	1,775	108
Perdoceo Education Corp *	17,797	209
Rent-A-Center Inc/TX	13,689	658
Sally Beauty Holdings Inc *	58,486	1,080
Shoe Carnival Inc	1,335	52
Signet Jewelers Ltd	2,715	236
Skechers USA Inc, Cl A *	7,911	343
Sleep Number Corp *	5,460	418
Smith & Wesson Brands Inc	15,614	278
Sonic Automotive Inc, Cl A	26,107	1,291
Sturm Ruger & Co Inc	8,531	580
Taylor Morrison Home Corp, Cl A *	37,530	1,312
Tenneco Inc, Cl A *	19,326	218
Tri Pointe Homes Inc *	90,497	2,524
Tupperware Brands Corp *	32,355	495
Urban Outfitters Inc *	22,685	666
Vera Bradley Inc *	209,527	1,783
Victoria's Secret & Co *	43,265	2,403
Vista Outdoor Inc *	2,029	94
Zumiez Inc *	5,709	274

		50,428
Consumer Staples — 3.6%
Coca-Cola Consolidated Inc	2,217	1,373
Edgewell Personal Care Co	29,594	1,353
Energizer Holdings Inc	33,876	1,359
Hostess Brands Inc, Cl A *	46,539	950
Ingles Markets Inc, Cl A	17,654	1,524
Nature's Sunshine Products Inc *	3,114	58
Nu Skin Enterprises Inc, Cl A	14,935	758
Oil-Dri Corp of America	756	25
Seneca Foods Corp, Cl A *	2,096	100
SpartanNash Co	53,073	1,367
Spectrum Brands Holdings Inc	34,047	3,463
Sprouts Farmers Market Inc *	54,283	1,611
Universal Corp/VA	20,963	1,151
USANA Health Sciences Inc *	2,766	280
Village Super Market Inc, Cl A	14,915	349
Weis Markets Inc	4,337	286

		16,007
Energy — 4.4%
Arch Resources Inc	1,717	157
Berry Corp	20,192	170
Bristow Group Inc *	1,738	55
Centrus Energy Corp, Cl A *	1,232	61
Chesapeake Energy Corp	19,636	1,267
CNX Resources Corp *	6,500	89

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CONSOL Energy Inc *	9,173	$208
Delek US Holdings Inc *	173,094	2,595
DHT Holdings Inc	80,517	418
Dorian LPG Ltd *	11,812	150
DT Midstream Inc	39,055	1,874
Helix Energy Solutions Group Inc *	31,169	97
HollyFrontier Corp	45,356	1,487
Magnolia Oil & Gas Corp, Cl A	107,855	2,035
Nabors Industries Ltd *	1,243	101
National Energy Services Reunited Corp *	56,338	532
Newpark Resources Inc, Cl A *	26,635	78
Oasis Petroleum Inc	5,770	727
PDC Energy Inc, Cl A	30,878	1,506
Rattler Midstream LP (B)	87,668	998
Southwestern Energy Co *	390,216	1,818
Viper Energy Partners LP (B)	72,107	1,537
W&T Offshore Inc *	203,048	656
World Fuel Services Corp	39,992	1,059

		19,675
Financials — 25.0%
Amalgamated Financial Corp	4,560	76
American Equity Investment Life Holding Co	84,501	3,289
American National Group Inc	5,849	1,105
Apollo Commercial Real Estate Finance Inc ‡	30,011	395
Arbor Realty Trust Inc ‡	74,360	1,362
Argo Group International Holdings Ltd	5,865	341
Artisan Partners Asset Management Inc, Cl A	2,100	100
Associated Banc-Corp	81,104	1,832
Assured Guaranty Ltd	11,013	553
Axis Capital Holdings Ltd	16,951	923
B Riley Financial Inc	7,770	690
Banco Latinoamericano de Comercio Exterior SA, Cl E	50,004	830
BankUnited Inc	70,972	3,003
Bar Harbor Bankshares	3,932	114
BGC Partners Inc, Cl A	540,238	2,512
Business First Bancshares Inc	5,400	153
Camden National Corp	22,847	1,100
Capital Bancorp Inc	2,753	72
Capstar Financial Holdings Inc	4,690	99
Carter Bankshares Inc *	6,750	104
Cathay General Bancorp	29,188	1,255
Central Pacific Financial Corp	19,941	562
CIT Group Inc	22,309	1,145
Civista Bancshares Inc	4,000	98
CNB Financial Corp/PA	4,166	110
CNO Financial Group Inc	246,500	5,877
Columbia Banking System Inc	82,433	2,697
Community Trust Bancorp Inc	10,740	468

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CoreCivic Inc *‡	21,375	$213
Cowen Inc, Cl A	8,497	307
Crawford & Co, Cl A	4,000	30
Customers Bancorp Inc *	11,772	770
Donegal Group Inc, Cl A	1,187	17
Donnelley Financial Solutions Inc *	6,500	306
Enova International Inc *	9,734	399
EZCORP Inc, Cl A *	15,967	118
Federal Agricultural Mortgage Corp, Cl C	8,472	1,050
Federated Hermes Inc, Cl B	29,804	1,120
Financial Institutions Inc	4,718	150
First BanCorp/Puerto Rico	55,241	761
First Bank/Hamilton NJ	5,328	77
First Busey Corp	14,310	388
First Commonwealth Financial Corp	183,930	2,959
First Financial Corp/IN	3,095	140
First Horizon Corp	46,699	763
First Internet Bancorp	3,094	146
First Merchants Corp	50,360	2,110
First Midwest Bancorp Inc/IL	77,434	1,586
Flagstar Bancorp Inc	22,529	1,080
Flushing Financial Corp	52,314	1,271
FNB Corp/PA	256,438	3,111
FS Bancorp Inc	2,368	80
FS KKR Capital Corp	34,292	718
Fulton Financial Corp	68,912	1,171
GAMCO Investors Inc, Cl A	2,021	50
Genworth Financial Inc, Cl A *	139,567	565
Great Southern Bancorp Inc	7,281	431
Green Dot Corp, Cl A *	34,439	1,248
Greenlight Capital Re Ltd, Cl A *	8,091	63
Hancock Whitney Corp, Cl A	34,640	1,733
Hanmi Financial Corp	30,666	726
Hanover Insurance Group Inc/The, Cl A	6,673	875
HarborOne Bancorp Inc	47,542	706
HBT Financial Inc	4,307	81
Hercules Capital Inc, Cl A (A)	52,748	875
Heritage Insurance Holdings Inc	8,399	49
Hilltop Holdings Inc	46,605	1,638
Home Bancorp Inc	2,236	93
HomeStreet Inc	24,499	1,274
Hope Bancorp Inc	108,340	1,594
Independent Bank Corp/MI	6,425	153
Invesco Mortgage Capital Inc ‡	209,173	581
Investors Bancorp Inc	137,785	2,087
Kearny Financial Corp/MD	54,370	720
Luther Burbank Corp	5,628	79
Merchants Bancorp/IN	4,611	218
MFA Financial Inc ‡	155,738	710
MGIC Investment Corp	69,400	1,001
Mid Penn Bancorp Inc	2,364	75
Midland States Bancorp Inc	6,444	160

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MidWestOne Financial Group Inc	4,288	$139
Navient Corp	66,037	1,401
New Mountain Finance Corp	39,866	546
New Residential Investment Corp ‡	127,831	1,369
Northrim BanCorp Inc	1,803	78
OFG Bancorp	128,235	3,406
Old National Bancorp/IN, Cl A	43,055	780
Oppenheimer Holdings Inc, Cl A	5,744	266
Orrstown Financial Services Inc	3,388	85
Pacific Premier Bancorp Inc	52,998	2,122
PacWest Bancorp	207,879	9,390
Peapack-Gladstone Financial Corp	5,462	193
PennantPark Investment Corp	70,604	489
PennyMac Financial Services Inc	12,662	884
PennyMac Mortgage Investment Trust ‡	55,281	958
Peoples Bancorp Inc/OH	18,705	595
Popular Inc	20,487	1,681
PROG Holdings Inc *	45,977	2,074
QCR Holdings Inc	4,175	234
Radian Group Inc	84,914	1,794
RBB Bancorp	4,906	129
Redwood Trust Inc ‡	46,804	617
Republic Bancorp Inc/KY, Cl A	10,605	539
Republic First Bancorp Inc *	21,445	80
Sculptor Capital Management Inc, Cl A (B)	5,718	122
Sierra Bancorp	3,739	102
Simmons First National Corp, Cl A	43,370	1,283
SiriusPoint Ltd *	22,552	183
South Plains Financial Inc	3,343	93
Spirit of Texas Bancshares Inc	4,058	117
Starwood Property Trust Inc ‡	168,278	4,089
Stewart Information Services Corp	1,385	110
Summit Financial Group Inc	2,954	81
Synovus Financial Corp	17,352	831
Tiptree Inc	8,692	120
Two Harbors Investment Corp ‡	49,203	284
Umpqua Holdings Corp	208,762	4,017
United Insurance Holdings Corp	7,351	32
Universal Insurance Holdings Inc	25,645	436
Waterstone Financial Inc	6,531	143
Western Asset Mortgage Capital Corp ‡	29,779	63
Zions Bancorp NA	12,907	815

		112,261
Health Care — 4.7%
Alkermes PLC *	7,581	176
Allscripts Healthcare Solutions Inc *	10,643	196
Amneal Pharmaceuticals Inc *	100,961	484
Atea Pharmaceuticals Inc *	3,708	33
BioDelivery Sciences International Inc *	190,940	592
Bioventus Inc, Cl A *	6,311	91
Catalyst Pharmaceuticals Inc *	27,542	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Co-Diagnostics Inc *(A)	113,036	$1,009
Collegium Pharmaceutical Inc *	35,372	661
Community Health Systems Inc *	15,475	206
Computer Programs and Systems Inc *	20,363	597
Eagle Pharmaceuticals Inc/DE *	3,058	156
Emergent BioSolutions *	4,753	207
Endo International PLC *	102,313	385
Innoviva Inc *	98,304	1,696
Ironwood Pharmaceuticals Inc, Cl A *	166,479	1,941
iTeos Therapeutics Inc *	5,500	256
Ligand Pharmaceuticals Inc *	5,429	839
MEDNAX Inc *	16,235	442
National HealthCare Corp	3,532	240
NextGen Healthcare Inc *	13,285	236
Orthofix Medical Inc *	3,149	98
Owens & Minor Inc	23,121	1,006
Patterson Cos Inc	16,197	475
Prestige Consumer Healthcare Inc, Cl A *	24,392	1,479
Retractable Technologies Inc *(A)	4,489	31
Select Medical Holdings Corp	42,032	1,236
Sharps Compliance Corp *	5,385	38
Surface Oncology Inc *	8,597	41
Syneos Health Inc, Cl A *	45,091	4,630
Utah Medical Products Inc *	893	89
Vanda Pharmaceuticals Inc *	77,994	1,224

		20,976
Industrials — 14.7%
ABM Industries Inc	28,457	1,162
ACCO Brands Corp	514,352	4,249
Allison Transmission Holdings Inc	27,274	991
American Woodmark Corp *	7,405	483
Apogee Enterprises Inc	16,336	787
ArcBest Corp	19,959	2,392
Argan Inc	4,027	156
Atkore Inc *	26,666	2,965
Atlas Air Worldwide Holdings Inc *	29,544	2,781
Beacon Roofing Supply Inc *	168	10
Boise Cascade Co	10,848	772
BWX Technologies Inc, Cl W	52,102	2,495
Caesarstone Ltd	6,927	79
Colfax Corp *	115,059	5,289
Costamare Inc	12,369	156
Covenant Logistics Group Inc, Cl A *	3,310	87
Crane Co, Cl A	11,713	1,192
Deluxe Corp	13,606	437
Eagle Bulk Shipping Inc	2,500	114
EMCOR Group Inc	12,353	1,574
Encore Wire Corp	1,996	286
Ennis Inc	24,344	475
Fluor Corp *	16,945	420
Genco Shipping & Trading Ltd	4,994	80

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GXO Logistics Inc *	30,101	$2,734
Hawaiian Holdings Inc *	26,254	482
Heidrick & Struggles International Inc	5,474	239
Hillenbrand Inc	45,007	2,340
Hub Group Inc, Cl A *	1,102	93
Interface Inc, Cl A	42,184	673
JetBlue Airways Corp *	127,054	1,809
Kaman Corp, Cl A	36,768	1,587
KAR Auction Services Inc *	176,663	2,759
Kelly Services Inc, Cl A	44,321	743
Kforce Inc	3,629	273
ManpowerGroup Inc	7,668	746
Matson Inc	900	81
Matthews International Corp, Cl A	19,563	717
Meritor Inc *	59,378	1,471
Mesa Air Group Inc *	10,068	56
Miller Industries Inc/TN	2,469	82
Moog Inc, Cl A	13,774	1,115
MRC Global Inc *	9,307	64
Mueller Industries Inc	8,368	497
NN Inc, Cl A *	132,838	545
Park-Ohio Holdings Corp	11,948	253
Preformed Line Products Co	972	63
Primoris Services Corp	42,973	1,031
Quanex Building Products Corp	9,039	224
Resources Connection Inc	5,627	100
RR Donnelley & Sons Co *	120,880	1,361
Rush Enterprises Inc, Cl A	19,398	1,079
Rush Enterprises Inc, Cl B	1,900	103
Safe Bulkers Inc *	16,916	64
SkyWest Inc *	10,378	408
Steelcase Inc, Cl A	15,937	187
Timken Co/The	16,651	1,154
Titan Machinery Inc *	5,652	190
Trinity Industries Inc	51,432	1,553
Triton International Ltd	27,341	1,647
TrueBlue Inc *	13,321	369
Tutor Perini Corp *	11,956	148
UFP Industries Inc	3,950	363
Vectrus Inc *	5,393	247
Veritiv Corp *	516	63
Wabash National Corp	49,378	964
Werner Enterprises Inc	19,140	912
WESCO International Inc *	15,237	2,005
XPO Logistics Inc *	35,719	2,766

		65,792
Information Technology — 11.4%
ACI Worldwide Inc *	117,021	4,061
Alliance Data Systems Corp	31,414	2,091
Amkor Technology Inc	123,486	3,061
Avaya Holdings Corp *	29,245	579

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Benchmark Electronics Inc	38,182	$1,035
Cass Information Systems Inc	3,800	149
Cirrus Logic Inc *	6,326	582
Cognyte Software Ltd *	44,540	698
Conduent Inc *	43,702	233
CSG Systems International Inc	17,466	1,006
Daktronics Inc *	11,058	56
Diodes Inc *	10,089	1,108
Ebix Inc	9,807	298
EchoStar Corp, Cl A *	11,616	306
Euronet Worldwide Inc *	18,263	2,176
Insight Enterprises Inc *	12,204	1,301
Jabil Inc	34,789	2,447
Lumentum Holdings Inc *	7,712	816
Methode Electronics Inc	25,796	1,268
NCR Corp *	23,138	930
NETGEAR Inc *	8,231	241
NetScout Systems Inc *	13,643	451
Photronics Inc *	129,327	2,438
Rimini Street Inc *	7,451	45
Sanmina Corp *	57,157	2,370
ScanSource Inc *	17,671	620
Silicon Motion Technology Corp ADR	78,751	7,484
SMART Global Holdings Inc *	1,583	112
StarTek Inc *	8,352	44
Super Micro Computer Inc *	66,600	2,927
TD SYNNEX Corp	10,047	1,149
Teledyne Technologies Inc *	4,587	2,004
TTM Technologies Inc *	68,038	1,014
Unisys Corp *	5,249	108
Verint Systems Inc *	64,287	3,376
Vishay Intertechnology Inc	97,029	2,122
Xperi Holding Corp	28,284	535

		51,241
Materials — 8.4%
AdvanSix Inc	21,249	1,004
Alamos Gold Inc, Cl A	42,621	328
Ashland Global Holdings Inc	34,948	3,762
Axalta Coating Systems Ltd *	123,308	4,084
Cabot Corp	21,980	1,235
Century Aluminum Co *	31,758	526
Chemours Co/The	22,904	769
Clearwater Paper Corp *	4,528	166
Commercial Metals Co, Cl A	111,665	4,052
FMC Corp	47,189	5,186
FutureFuel Corp	8,285	63
Greif Inc, Cl A	30,113	1,818
Huntsman Corp	30,921	1,078
Ingevity Corp *	11,011	789
Koppers Holdings Inc *	26,222	821
Kronos Worldwide Inc	1,434	21

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Louisiana-Pacific Corp	13,957	$1,094
Minerals Technologies Inc	1,214	89
O-I Glass Inc, Cl I *	54,248	653
Rayonier Advanced Materials Inc *	17,000	97
Resolute Forest Products Inc *	92,070	1,406
Schnitzer Steel Industries Inc, Cl A	14,813	769
Schweitzer-Mauduit International Inc	14,488	433
Silgan Holdings Inc	135,479	5,804
Stepan Co	234	29
SunCoke Energy Inc	22,000	145
Tredegar Corp	8,099	96
Trinseo PLC	4,964	260
Valhi Inc	580	17
Warrior Met Coal Inc	13,755	354
Worthington Industries Inc	11,800	645

		37,593
Real Estate — 7.7%
Acadia Realty Trust ‡	1,086	24
Alexander & Baldwin Inc ‡	11,054	277
American Assets Trust Inc ‡	23,777	892
Brandywine Realty Trust ‡	63,684	855
Brixmor Property Group Inc ‡	23,666	601
CareTrust Inc ‡	24,704	564
Chatham Lodging Trust *‡	34,618	475
City Office Inc ‡	31,172	615
Corporate Office Properties Trust ‡	25,644	717
CTO Realty Growth Inc ‡	1,523	94
DiamondRock Hospitality Co *‡	6,801	65
Diversified Healthcare Trust ‡	47,926	148
Franklin Street Properties Corp ‡	85,152	507
Gaming and Leisure Properties Inc ‡	96,019	4,672
Global Net Lease Inc ‡	34,674	530
Hersha Hospitality Trust, Cl A *‡	34,997	321
Howard Hughes Corp/The *‡	25,390	2,584
Industrial Logistics Properties Trust ‡	29,613	742
Kite Realty Group Trust ‡	106,741	2,325
LXP Industrial Trust, Cl B ‡	3,503	55
Medical Properties Trust Inc ‡	210,027	4,963
Newmark Group Inc, Cl A ‡	228,702	4,277
Office Properties Income Trust ‡	21,409	532
Pebblebrook Hotel Trust ‡	4,494	101
Piedmont Office Realty Trust Inc, Cl A ‡	73,033	1,342
PotlatchDeltic Corp ‡	17,526	1,055
Realogy Holdings Corp *	31,745	534
Retail Value Inc *‡	4,979	32
RLJ Lodging Trust ‡	19,162	267
Sabra Health Care Inc ‡	127,036	1,720
Service Properties Trust ‡	30,253	266
Summit Hotel Properties Inc *‡	4,100	40
Sunstone Hotel Investors Inc *‡	18,142	213
Tanger Factory Outlet Centers Inc ‡	48,781	940

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uniti Group Inc ‡	71,416	$1,001
Urstadt Biddle Properties Inc, Cl A ‡	7,765	165
Xenia Hotels & Resorts Inc *‡	5,988	108

		34,619
Utilities — 1.0%
MDU Resources Group Inc	42,955	1,325
National Fuel Gas Co	29,758	1,903
Northwest Natural Holding Co	6,298	307
Portland General Electric Co	9,736	515
Southwest Gas Holdings Inc	3,316	232
Via Renewables Inc, Cl A	4,253	49

		4,331
Total Common Stock
(Cost $314,547) ($ Thousands)		439,198

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.020% **†(C)	4,865,591	4,869

Total Affiliated Partnership
(Cost $4,867) ($ Thousands)		4,869

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,401,411	8,401

Total Cash Equivalent
(Cost $8,401) ($ Thousands)		8,401

Total Investments in Securities — 100.9%
(Cost $327,815) ($ Thousands)		$452,468

Percentages are based on Net Assets of $448,328 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $4,839 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $2,657 ($ Thousands), or 0.6% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $4,869 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Value Fund (Concluded)

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
USD — U.S. Dollar

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	439,198	–	–	439,198
Affiliated Partnership	–	4,869	–	4,869
Cash Equivalent	8,401	–	–	8,401
Total Investments in Securities	447,599	4,869	–	452,468

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$7,204	$3,773	$(6,104)	$(4)	$—	$4,869	4,865,591	$5	$—
SEI Daily Income Trust, Government Fund, Cl F	10,633	19,590	(21,822)	—	—	8,401	8,401,411	—	—
Totals	$17,837	$23,363	$(27,926)	$(4)	$—	$13,270		$5	$—

Amounts designated as “—” are $0 or have been rounded to $0.

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 1.3%
Anterix Inc *	7,337	$431
Cars.com Inc *	39,365	633
Gogo Inc *	46,470	629
John Wiley & Sons Inc, Cl A (A)	7,770	445
TechTarget Inc *	14,630	1,400
Yelp Inc, Cl A *	13,028	472
Ziff Davis Inc *	7,068	783
ZipRecruiter, Cl A *	32,710	816

		5,609
Consumer Discretionary — 12.3%
2U Inc *	77,054	1,546
Acushnet Holdings Corp (A)	1,049	56
Arko *(A)	44,681	392
Asbury Automotive Group Inc *	7,151	1,235
Boot Barn Holdings Inc *	14,070	1,731
Boyd Gaming Corp *	6,066	398
Camping World Holdings Inc, Cl A (A)	18,498	747
Carriage Services Inc	13,938	898
Carter's Inc	7,500	759
Cavco Industries Inc *	2,379	756
Century Communities Inc (A)	6,246	511
Choice Hotels International Inc (A)	4,082	637
Clarus Corp	46,387	1,286
Cooper-Standard Holdings Inc *	30,074	674
Crocs Inc *	10,665	1,367
Everi Holdings Inc *	65,174	1,391
Frontdoor Inc *	62,012	2,273
Funko Inc, Cl A *	32,367	609
Golden Entertainment Inc *	11,177	565
Goodyear Tire & Rubber Co/The *	37,407	798
Grand Canyon Education Inc *	19,185	1,644
Green Brick Partners Inc *	19,730	598
Hanesbrands Inc (A)	111,290	1,861
Houghton Mifflin Harcourt Co *	57,085	919
Jack in the Box Inc (A)	6,940	607
Kontoor Brands Inc	4,243	217
Macy's Inc	29,043	760
Malibu Boats Inc, Cl A *(A)	11,245	773
Movado Group Inc	16,556	693
Murphy USA Inc	4,113	819
Oxford Industries Inc, Cl A	7,717	783
Papa John's International Inc, Cl A	10,155	1,355
Patrick Industries Inc	13,191	1,064
Planet Fitness Inc, Cl A *	6,657	603
PlayAGS Inc *	136,007	924
Red Rock Resorts Inc, Cl A	32,641	1,796
RH *	371	199
Sally Beauty Holdings Inc *(A)	153,235	2,829
SeaWorld Entertainment Inc *	9,138	593
Shoe Carnival Inc	35,134	1,373

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shutterstock Inc	10,997	$1,219
Signet Jewelers Ltd (A)	11,276	981
Skechers USA Inc, Cl A *	68,510	2,973
Skyline Champion Corp *	17,295	1,366
Sonic Automotive Inc, Cl A	8,437	417
Sonos Inc *	13,578	405
Standard Motor Products Inc	11,476	601
Steven Madden Ltd	14,048	653
Stoneridge Inc *	17,763	351
Taylor Morrison Home Corp, Cl A *	45,937	1,606
Tilly's Inc, Cl A	40,454	652
Toll Brothers Inc	6,797	492
Vista Outdoor Inc *	38,724	1,784
Winnebago Industries	5,121	384

		52,923
Consumer Staples — 1.9%
Beauty Health *(A)	27,026	653
BJ's Wholesale Club Holdings Inc *(A)	30,063	2,013
Central Garden & Pet Co, Cl A *	9,272	488
Chefs' Warehouse Inc/The *	15,267	508
Edgewell Personal Care Co	10,064	460
Inter Parfums Inc	5,666	606
MGP Ingredients Inc (A)	21,415	1,820
Primo Water Corp (B)	26,573	469
Simply Good Foods Co/The *	14,819	616
Turning Point Brands Inc (A)	14,166	535

		8,168
Energy — 3.5%
Aspen Aerogels Inc *	12,470	621
California Resources	23,851	1,019
Chesapeake Energy Corp (A)	12,487	806
Comstock Resources *(A)	127,623	1,032
Energy Fuels Inc/Canada *	50,038	382
Green Plains Inc *	10,244	356
Magnolia Oil & Gas Corp, Cl A	105,140	1,984
Matador Resources Co (A)	44,432	1,640
Nabors Industries Ltd *	2,818	228
Northern Oil and Gas	40,184	827
Oceaneering International Inc, Cl A *	73,015	826
Ovintiv Inc	46,782	1,577
PDC Energy Inc, Cl A (A)	24,941	1,217
Range Resources Corp *	31,144	555
SM Energy Co	25,680	757
Whiting Petroleum Corp *(A)	16,780	1,085

		14,912
Financials — 9.4%
Associated Banc-Corp	53,333	1,205
Axos Financial Inc *	10,345	578
Banc of California Inc	10,585	208
Banner Corp	19,298	1,171

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Build Acquisition *(B)	51,793	$510
Cathay General Bancorp	12,010	516
CNO Financial Group Inc	15,917	379
Cohen & Steers Inc	440	41
Community Bank System Inc (A)	7,188	535
Cowen Inc, Cl A	14,110	509
Customers Bancorp Inc *	26,310	1,720
Donnelley Financial Solutions Inc *	23,004	1,084
Enterprise Financial Services Corp	10,772	507
First Bank/Hamilton NJ	21,953	318
First Financial Bankshares Inc, Cl A (A)	9,805	498
First Foundation Inc	6,467	161
First Merchants Corp	12,907	541
Fulton Financial Corp	50,504	859
Great Ajax Corp ‡	21,937	289
Hancock Whitney Corp, Cl A	10,132	507
Hanmi Financial Corp	16,217	384
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	5,112	272
HBT Financial Inc	21,927	411
HomeStreet Inc	23,557	1,225
Houlihan Lokey Inc, Cl A	12,488	1,293
LendingClub *	22,562	545
Live Oak Bancshares Inc	10,434	911
Mercantile Bank Corp	22,352	783
Metropolitan Bank Holding Corp *	7,218	769
MGIC Investment Corp	24,246	350
Moelis & Co, Cl A	17,243	1,078
Mr Cooper Group Inc *	28,034	1,166
MVB Financial Corp	5,912	245
Navient Corp	28,406	603
Nelnet Inc, Cl A	6,375	623
OceanFirst Financial Corp	24,205	537
Oportun Financial Corp *	7,954	161
Orrstown Financial Services Inc	23,316	588
Piper Sandler Cos	6,846	1,222
Provident Financial Services Inc (A)	28,583	692
Radian Group Inc	16,584	350
RBB Bancorp	16,941	444
Regional Management Corp	1,728	99
RLI Corp	4,787	537
Selective Insurance Group Inc (A)	6,978	572
ServisFirst Bancshares Inc	11,355	964
Silvergate Capital, Cl A *	2,494	370
South Plains Financial Inc	8,114	226
Stewart Information Services Corp	19,466	1,552
Stifel Financial Corp	8,500	599
Tishman Speyer Innovation II *	63,249	623
Towne Bank/Portsmouth VA	12,724	402
Triumph Bancorp Inc *	5,866	698
Trupanion Inc *	5,605	740
United Community Banks Inc/GA	19,653	706

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Value Creation *(C)(D)	145,600	$61
Veritex Holdings Inc	36,693	1,460
Virtus Investment Partners Inc	2,423	720
Walker & Dunlop Inc	4,810	726
Warrior Technologies Acquisition *	73,115	738
Washington Federal Inc	24,533	819
West BanCorp Inc	10,168	316
WisdomTree Investments Inc	168,312	1,030

		40,746
Health Care — 21.0%
4D Molecular Therapeutics *	31,119	683
Absci *(A)	30,354	249
Albireo Pharma Inc *(A)	30,443	709
Alector Inc *(A)	39,779	821
Amicus Therapeutics Inc *	23,513	272
AMN Healthcare Services Inc *	25,321	3,097
Antares Pharma Inc *	84,886	303
Arcus Biosciences Inc *(A)	15,207	615
Arvinas Inc *	8,054	662
Avid Bioservices Inc *	19,092	557
Axogen Inc *	60,938	571
Biohaven Pharmaceutical Holding Co Ltd *	5,137	708
Blueprint Medicines Corp *	7,474	801
C4 Therapeutics *	17,969	579
Cano Health *(A)	79,588	709
Cardiovascular Systems Inc *	34,077	640
CareDx Inc *	21,788	991
Castle Biosciences Inc *	9,781	419
Catalyst Pharmaceuticals Inc *	79,284	537
Cerevel Therapeutics Holdings *(A)	26,991	875
Codex DNA *(A)	27,008	292
Collegium Pharmaceutical Inc *(A)	19,944	373
Community Health Systems Inc *	84,727	1,128
CorVel Corp *	1,145	238
Cross Country Healthcare Inc *	51,844	1,439
CryoLife Inc *	46,721	951
Cutera Inc *	2,300	95
Cytokinetics Inc *	28,501	1,299
CytomX Therapeutics Inc *	12,255	53
DICE Therapeutics *	24,651	624
Enanta Pharmaceuticals Inc *	9,862	737
Endo International PLC *	159,449	600
Ensign Group Inc/The	20,430	1,715
Erasca *(A)	25,261	394
Evelo Biosciences *(A)	16,311	99
Foghorn Therapeutics *(A)	32,984	754
Fortress Biotech Inc *(A)	27,855	70
Halozyme Therapeutics Inc *(A)	38,975	1,567
HealthEquity Inc *	29,012	1,283
Heron Therapeutics Inc *(A)	80,462	735
ImmunoGen Inc *	43,668	324

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inhibrx Inc *	33,689	$1,471
Instil Bio *(A)	30,584	523
Integer Holdings Corp *	14,676	1,256
Intercept Pharmaceuticals *	52,940	862
Intra-Cellular Therapies Inc, Cl A *	12,923	676
iRadimed Corp *	10,140	469
Ironwood Pharmaceuticals Inc, Cl A *	182,438	2,127
iTeos Therapeutics Inc *	46,174	2,150
IVERIC bio Inc *	68,257	1,141
Joint Corp/The *	1,213	80
Kezar Life Sciences *	22,124	370
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	106,512	1,254
Kodiak Sciences Inc *(A)	11,755	997
Krystal Biotech Inc *	4,361	305
LivaNova PLC *	9,633	842
MaxCyte *	64,227	654
MEDNAX Inc *	38,047	1,035
Medpace Holdings Inc *	7,325	1,594
Merit Medical Systems Inc *	50,535	3,148
Mesa Laboratories Inc (A)	1,102	362
ModivCare Inc *	2,486	369
Nevro Corp *	6,210	503
NextGen Healthcare Inc *	53,318	949
Olema Pharmaceuticals *	31,793	298
Omnicell Inc *(A)	18,431	3,326
Option Care Health Inc *	65,793	1,871
Organogenesis Holdings Inc, Cl A *	62,866	581
ORIC Pharmaceuticals Inc *	51,721	760
Owens & Minor Inc (A)	6,802	296
Paragon 28 *(A)	27,271	482
PMV Pharmaceuticals Inc *	20,464	473
Precision BioSciences Inc *	63,618	471
Prestige Consumer Healthcare Inc, Cl A *	41,518	2,518
Privia Health Group *	31,002	802
Progyny Inc *(A)	4,087	206
Prometheus Biosciences *(A)	17,619	697
Quidel Corp *(A)	8,436	1,139
R1 RCM Inc *	4,834	123
REGENXBIO Inc *	20,393	667
Relay Therapeutics Inc *(A)	21,594	663
Select Medical Holdings Corp	56,378	1,657
Shockwave Medical Inc *(A)	2,604	464
Sight Sciences *(A)	22,614	397
Sonendo *(A)	79,512	458
SpringWorks Therapeutics Inc *	12,964	803
STAAR Surgical Co *	1,625	148
Supernus Pharmaceuticals Inc *	24,448	713
Syneos Health Inc, Cl A *	25,008	2,568
Talis Biomedical *	41,036	165
Tandem Diabetes Care Inc *	4,568	688
TCR2 Therapeutics Inc *	70,445	328
Tenet Healthcare Corp *	27,920	2,281

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travere Therapeutics *	29,806	$925
uniQure *	25,185	522
US Physical Therapy Inc	10,570	1,010
Vanda Pharmaceuticals Inc *	88,833	1,394
Varex Imaging Corp *	55,374	1,747
Veracyte Inc *(A)	46,109	1,900
Viking Therapeutics Inc *	132,884	611
Vir Biotechnology *(A)	31,848	1,333
Vocera Communications Inc *	20,339	1,319
Xencor Inc *(A)	25,127	1,008

		90,517
Industrials — 18.7%
ABM Industries Inc	46,971	1,919
Acuity Brands Inc	4,197	889
ACV Auctions, Cl A *(A)	58,737	1,107
Albany International Corp, Cl A	6,108	540
Alight *	108,251	1,170
Ameresco Inc, Cl A *	7,380	601
Applied Industrial Technologies Inc, Cl A (A)	8,255	848
ArcBest Corp (A)	15,738	1,886
ASGN Inc *	6,870	848
Atkore Inc *	22,133	2,461
Atlas Air Worldwide Holdings Inc *	21,861	2,058
Avis Budget Group Inc *	2,002	415
Beacon Roofing Supply Inc *	24,517	1,406
BlueLinx Holdings *	11,713	1,122
Boise Cascade Co	19,137	1,363
Byrna Technologies *	34,893	466
Cimpress PLC *(A)	12,495	895
Clean Harbors Inc *	19,278	1,923
Costamare Inc	15,492	196
EMCOR Group Inc	17,006	2,166
Encore Wire Corp	6,803	973
Evoqua Water Technologies Corp *	15,642	731
First Advantage *	71,432	1,360
Forrester Research Inc *	33,855	1,988
Forward Air Corp	21,635	2,620
Franklin Electric Co Inc	7,025	664
GATX (A)	5,745	599
Genco Shipping & Trading Ltd	38,666	619
GMS Inc *	11,708	704
Graham Corp, Cl A	11,316	141
Heartland Express Inc	17,258	290
Heidrick & Struggles International Inc	13,399	586
Helios Technologies Inc	6,875	723
Herc Holdings Inc	11,733	1,837
Heritage-Crystal Clean Inc *	116,085	3,717
Hillenbrand Inc	34,271	1,782
Hub Group Inc, Cl A *	6,341	534
Hudson Technologies Inc *	300,415	1,334
Interface Inc, Cl A	26,272	419

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
John Bean Technologies Corp, Cl A (A)	5,913	$908
Kforce Inc	15,712	1,182
Kirby Corp *	21,197	1,260
Knight-Swift Transportation Holdings Inc, Cl A	10,457	637
Korn Ferry	29,972	2,270
Legalzoom.com Inc *	10,279	165
Matson Inc (A)	46,655	4,200
Middleby Corp/The *	8,505	1,673
MYR Group Inc *(A)	7,831	866
NOW Inc *	56,722	484
Ritchie Bros Auctioneers Inc	40,451	2,476
Shyft Group Inc/The	6,110	300
SP Plus Corp *	24,173	682
Tennant Co (A)	24,536	1,988
Tetra Tech Inc	6,597	1,120
Textainer Group Holdings Ltd (A)	17,754	634
Titan Machinery Inc *	24,117	812
TriNet Group Inc *	36,267	3,455
Triton International Ltd	25,587	1,541
TrueBlue Inc *(A)	76,729	2,123
UFP Industries Inc	6,012	553
Veritiv Corp *	5,776	708
Vicor Corp *	3,596	457
Watts Water Technologies Inc, Cl A	3,673	713
WESCO International Inc *	6,769	891
WillScot Mobile Mini Holdings, Cl A *	47,575	1,943
Zurn Water Solutions	23,926	871

		80,812
Information Technology — 22.0%
8x8 Inc *	72,336	1,212
A10 Networks Inc	82,013	1,360
Actua Corp *(C)	105,055	1
ADTRAN Inc	28,557	652
Alarm.com Holdings Inc *(A)	8,038	682
Alkami Technology *	28,976	581
Allegro MicroSystems Inc *	35,115	1,270
Alpha & Omega Semiconductor Ltd *	30,193	1,828
Altair Engineering Inc, Cl A *	7,627	590
Ambarella Inc *	9,112	1,849
Arlo Technologies *	47,305	496
Asure Software Inc *	64,719	507
Avid Technology Inc *	13,910	453
Axcelis Technologies Inc *	12,087	901
Belden Inc	24,006	1,578
Blackbaud Inc, Cl A *	6,164	487
Calix Inc *	24,445	1,955
ChannelAdvisor Corp *	35,091	866
Ciena Corp *	8,414	648
Cirrus Logic Inc *	4,592	423
Clearfield *	14,243	1,202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consensus Cloud Solutions *(A)	11,260	$652
CTS Corp	71,877	2,639
Datto Holding Corp *	57,664	1,519
Digital Turbine Inc *(A)	8,751	534
DigitalOcean Holdings *	6,851	550
Diodes Inc *	22,226	2,441
Domo Inc, Cl B *	2,203	109
EMCORE Corp *	72,657	507
EVERTEC Inc	20,287	1,014
ExlService Holdings Inc *	15,159	2,195
Extreme Networks Inc *	126,079	1,979
ForgeRock, Cl A *(A)	16,912	451
Grid Dynamics Holdings *	20,284	770
Harmonic Inc, Cl A *	124,772	1,467
Ichor Holdings Ltd *	12,124	558
Impinj Inc *	8,168	724
Informatica Inc, Cl A (A)	12,137	449
International Money Express Inc *	30,753	491
Jabil Inc	8,648	608
Juniper Networks Inc	17,214	615
KnowBe4, Cl A *	12,912	296
Kulicke & Soffa Industries Inc (A)	31,597	1,913
Latch *(A)	79,532	602
Lattice Semiconductor Corp *	27,545	2,123
Littelfuse Inc	2,277	716
MACOM Technology Solutions Holdings Inc *	5,711	447
Manhattan Associates Inc *	9,055	1,408
MaxLinear, Cl A *	18,352	1,383
Mimecast Ltd *	43,051	3,426
Model N Inc *	33,091	994
Momentive Global *	124,301	2,629
New Relic Inc *	5,496	604
Novanta Inc *	6,747	1,190
Onto Innovation Inc *	22,115	2,239
PDF Solutions Inc *	15,594	496
Perficient Inc *	24,009	3,104
Photronics Inc *	57,493	1,084
Ping Identity Holding Corp *	61,272	1,402
Power Integrations Inc	10,638	988
Progress Software Corp	26,385	1,274
Pure Storage Inc, Cl A *	19,168	624
Qualys Inc *(A)	4,893	671
Rambus Inc *	23,436	689
Rapid7 Inc *	10,158	1,195
Rimini Street Inc *	23,561	141
Silicon Laboratories Inc *(A)	3,540	731
SiTime Corp *	4,436	1,298
SMART Global Holdings Inc *	25,665	1,822
Sprout Social Inc, Cl A *	6,451	585
SPS Commerce Inc *	9,229	1,314
Sumo Logic *	25,894	351

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Super Micro Computer Inc *	46,838	$2,058
Synaptics Inc *	7,168	2,075
TTEC Holdings Inc	17,533	1,588
Ultra Clean Holdings Inc *	22,971	1,318
Upland Software Inc *	39,782	714
Verint Systems Inc *	26,109	1,371
Veritone *(A)	26,748	601
Verra Mobility Corp, Cl A *	32,765	506
Vertex, Cl A *	40,925	649
Viavi Solutions Inc *	68,111	1,200
Vishay Intertechnology Inc (A)	87,630	1,917
Weave Communications *	20,835	316
Workiva Inc, Cl A *	12,198	1,592
Zuora Inc, Cl A *	84,729	1,583

		95,040
Materials — 2.8%
AdvanSix Inc	18,515	875
Ashland Global Holdings Inc	5,111	550
Balchem Corp	5,542	934
Commercial Metals Co, Cl A	40,198	1,459
Huntsman Corp	14,105	492
Livent Corp *	29,979	731
Louisiana-Pacific Corp	2,540	199
Materion Corp	5,922	544
Olin Corp	11,371	654
Orion Engineered Carbons (A)	35,868	658
Ranpak Holdings Corp, Cl A *	33,790	1,270
Schnitzer Steel Industries Inc, Cl A (A)	13,367	694
Sealed Air Corp	9,706	655
Sensient Technologies Corp	5,163	517
Summit Materials Inc, Cl A *	15,167	609
Trinseo PLC (A)	22,794	1,196

		12,037
Real Estate — 4.3%
Centerspace ‡(A)	6,371	707
CorePoint Lodging *‡	9,458	149
Cushman & Wakefield PLC *‡	24,604	547
Easterly Government Properties Inc, Cl A ‡	19,409	445
EastGroup Properties Inc ‡	9,370	2,135
First Industrial Realty Trust Inc ‡	9,595	635
Four Corners Property Trust Inc ‡	16,726	492
Gladstone Land Corp ‡	22,525	760
Independence Realty Trust ‡	82,976	2,143
Life Storage Inc ‡	4,183	641
National Storage Affiliates Trust ‡	34,408	2,381
Newmark Group Inc, Cl A ‡	81,085	1,516
NexPoint Residential Trust Inc ‡	8,095	679
Pebblebrook Hotel Trust ‡(A)	28,474	637
RE/MAX Holdings Inc, Cl A ‡	28,625	873
Rexford Industrial Realty Inc ‡	8,827	716
RPT Realty ‡	51,528	689

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SITE Centers Corp ‡	64,434	$1,020
St Joe Co/The ‡(A)	2,825	147
Tanger Factory Outlet Centers Inc ‡(A)	19,000	366
Terreno Realty Corp ‡	7,545	644
Uniti Group Inc ‡(A)	9,381	131

		18,453
Utilities — 0.5%
Chesapeake Utilities Corp	3,873	565
Clearway Energy Inc, Cl A	14,582	488
Otter Tail Corp	11,753	839
Portland General Electric Co	7,094	376

		2,268
Total Common Stock
(Cost $338,112) ($ Thousands)		421,485

AFFILIATED PARTNERSHIP — 15.7%
SEI Liquidity Fund, L.P.
0.020% **†(E)	67,687,548	67,697

Total Affiliated Partnership
(Cost $67,701) ($ Thousands)		67,697

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	9,797,334	9,797

Total Cash Equivalent
(Cost $9,797) ($ Thousands)		9,797

Total Investments in Securities — 115.7%
(Cost $415,610) ($ Thousands)		$498,979

Percentages are based on Net Assets of $431,103 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $64,407 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $979 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered restricted. The total market value of such securities as of December 31, 2021 was $61 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Small Cap Growth Fund (Concluded)

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $67,697 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	421,423	–	62	421,485
Affiliated Partnership	–	67,697	–	67,697
Cash Equivalent	9,797	–	–	9,797
Total Investments in Securities	431,220	67,697	62	498,979

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$162,855	$52,539	$(147,695)	$—	$(2)	$67,697	67,687,548	$40	$—
SEI Daily Income Trust, Government Fund, Cl F	6,747	22,331	(19,281)	—	—	9,797	9,797,334	—	—
Totals	$169,602	$74,870	$(166,976)	$—	$(2)	$77,494		$40	$—

Amounts designated as “—” are $0 or have been rounded to $0.

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 5.6%
Cable One Inc	1,150	$2,028
Cargurus Inc, Cl A *	22,446	755
Cinemark Holdings Inc *	430,080	6,933
Cogent Communications Holdings Inc	18,392	1,346
Electronic Arts Inc	2,290	302
IAC/InterActiveCorp *	3,105	406
iHeartMedia Inc *	50,811	1,069
Interpublic Group of Cos Inc/The	24,754	927
John Wiley & Sons Inc, Cl A	91,526	5,242
Liberty Latin America Ltd, Cl C *	93,159	1,062
Lions Gate Entertainment Corp, Cl A *	439,020	7,305
Match Group Inc *	1,449	192
Nexstar Media Group Inc, Cl A	68,960	10,411
Ooma Inc *	12,922	264
Take-Two Interactive Software Inc, Cl A *	3,431	610
TechTarget Inc *	534	51
World Wrestling Entertainment Inc, Cl A	28,861	1,424
Ziff Davis Inc *	178,049	19,739

		60,066
Consumer Discretionary — 10.0%
1-800-Flowers.com Inc, Cl A *	20,866	488
Advance Auto Parts Inc	10,274	2,465
American Eagle Outfitters Inc (A)	184,000	4,659
America's Car-Mart Inc/TX *	5,643	578
Asbury Automotive Group Inc *	3,907	675
AutoNation Inc *	1,730	202
Bloomin' Brands Inc *	164,957	3,461
Boot Barn Holdings Inc *	8,000	984
Bright Horizons Family Solutions Inc *	1,538	194
Brinker International Inc *	96,417	3,528
CarParts.com Inc *	26,372	295
Carriage Services Inc	26,433	1,703
Carter's Inc	10,264	1,039
Cavco Industries Inc *	4,550	1,445
Century Communities Inc	15,398	1,259
Clarus Corp	20,000	554
Crocs Inc *	5,724	734
Dave & Buster's Entertainment Inc *	43,840	1,683
Deckers Outdoor Corp *	3,400	1,245
Dorman Products Inc *	2,086	236
Etsy Inc *	25,651	5,616
Everi Holdings Inc *	18,348	392
Golden Entertainment Inc *	27,272	1,378
Group 1 Automotive Inc	4,472	873
Haverty Furniture Cos Inc	17,831	545
Helen of Troy Ltd *	11,676	2,854
Hibbett Inc	17,681	1,272
Hilton Grand Vacations Inc *	15,934	830
Inspired Entertainment Inc *	43,346	562
Kontoor Brands Inc	12,635	648

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LCI Industries	24,809	$3,867
Lithia Motors Inc, Cl A	24,454	7,262
LKQ Corp	58,818	3,531
Macy's Inc	37,996	995
Modine Manufacturing Co *	557,125	5,621
Monarch Casino & Resort Inc *	15,917	1,177
Movado Group Inc	18,795	786
Murphy USA Inc	5,255	1,047
Ollie's Bargain Outlet Holdings Inc *	3,893	199
Overstock.com *	8,538	504
Oxford Industries Inc, Cl A	14,810	1,503
Papa John's International Inc, Cl A	12,000	1,602
Pool Corp	16,836	9,529
Rent-A-Center Inc/TX	16,566	796
SeaWorld Entertainment Inc *	21,440	1,391
Service Corp International/US	8,000	568
Signet Jewelers Ltd	15,111	1,315
Skechers USA Inc, Cl A *	37,863	1,643
Skyline Champion Corp *	15,016	1,186
Sleep Number Corp *	1,260	96
Sonos Inc *	24,186	721
Standard Motor Products Inc	10,345	542
Steven Madden Ltd	21,598	1,004
Stride *	41,300	1,377
Taylor Morrison Home Corp, Cl A *	95,826	3,350
Urban Outfitters Inc *	72,105	2,117
Vail Resorts Inc	9,517	3,121
Vera Bradley Inc *	370,157	3,150
Victoria's Secret & Co *	37,755	2,097
Whirlpool Corp	3,320	779
Williams-Sonoma Inc	7,799	1,319
XPEL Inc *	10,021	684

		107,276
Consumer Staples — 3.9%
BJ's Wholesale Club Holdings Inc *	24,382	1,633
Casey's General Stores Inc	6,437	1,270
Celsius Holdings Inc *	8,979	670
Central Garden & Pet Co, Cl A *	27,121	1,298
Coca-Cola Consolidated Inc	2,500	1,548
Darling Ingredients Inc *	16,819	1,165
Flowers Foods Inc	23,770	653
Freshpet Inc *	8,866	845
Hostess Brands Inc, Cl A *	347,000	7,086
Ingles Markets Inc, Cl A	6,621	572
Ingredion Inc	9,898	956
Inter Parfums Inc	3,337	357
J & J Snack Foods Corp	7,030	1,110
John B Sanfilippo & Son Inc	13,714	1,236
Kroger Co/The	6,156	279
Lancaster Colony Corp	5,300	878
Medifast Inc	25,737	5,390

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Performance Food Group Co *	6,364	$292
Pilgrim's Pride Corp *	9,082	256
Post Holdings Inc *	7,519	848
PriceSmart Inc	12,923	946
Sanderson Farms Inc	680	130
Seaboard Corp	144	567
Seneca Foods Corp, Cl A *	315	15
Spectrum Brands Holdings Inc	50,526	5,139
Sprouts Farmers Market Inc *	27,834	826
Universal Corp/VA	18,077	993
US Foods Holding Corp *	10,313	359
USANA Health Sciences Inc *	7,864	796
Vector Group Ltd	87,697	1,007
Village Super Market Inc, Cl A	15,188	355
WD-40 Co	2,556	625
Weis Markets Inc	27,069	1,783

		41,883
Energy — 2.9%
ChampionX Corp *	42,026	849
Coterra Energy Inc	133,993	2,546
Delek US Holdings Inc *	442,195	6,629
DT Midstream Inc	55,000	2,639
HollyFrontier Corp	22,221	728
Magnolia Oil & Gas Corp, Cl A	123,357	2,328
Marathon Petroleum Corp	7,296	467
Ovintiv Inc	27,987	943
Peabody Energy Corp *	95,481	961
Pioneer Natural Resources Co	13,312	2,421
Rattler Midstream LP (B)	197,239	2,245
SilverBow Resources Inc *	39,939	869
Southwestern Energy Co *	759,143	3,538
Viper Energy Partners LP (B)	185,573	3,955

		31,118
Financials — 17.0%
Affiliated Managers Group Inc	1,488	245
Alleghany Corp *	1,001	668
Allstate Corp/The	1,408	166
A-Mark Precious Metals *	7,917	484
American Equity Investment Life Holding Co	153,804	5,986
American Financial Group Inc/OH	13,674	1,878
Ameriprise Financial Inc	4,701	1,418
Arch Capital Group Ltd *	10,008	445
Argo Group International Holdings Ltd	87,606	5,091
Arrow Financial Corp	20,564	724
Artisan Partners Asset Management Inc, Cl A	10,919	520
AssetMark Financial Holdings *	83,328	2,184
Assurant Inc	5,558	866
Axos Financial Inc *	48,113	2,690
Bank OZK	55,988	2,605
BankUnited Inc	129,943	5,498

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BGC Partners Inc, Cl A	1,099,126	$5,111
Brown & Brown Inc	8,000	562
Byline Bancorp Inc	51,814	1,417
Camden National Corp	18,864	908
Canadian Imperial Bank of Commerce	3,321	387
Capital City Bank Group Inc	9,652	255
Cathay General Bancorp	16,447	707
Cboe Global Markets Inc	367	48
CNB Financial Corp/PA	44,272	1,173
CNO Financial Group Inc	289,034	6,891
Cohen & Steers Inc	2,907	269
Columbia Banking System Inc	130,235	4,261
Columbia Financial Inc *	91,296	1,904
Community Trust Bancorp Inc	27,038	1,179
Consumer Portfolio Services *	21,424	254
Customers Bancorp Inc *	9,126	597
Diamond Hill Investment Group Inc	2,001	389
Donnelley Financial Solutions Inc *	73,202	3,451
Eagle Bancorp Inc	29,167	1,702
Employers Holdings Inc	17,888	740
Everest Re Group Ltd	6,060	1,660
FactSet Research Systems Inc	2,257	1,097
Farmers National Banc Corp	24,544	455
Financial Institutions Inc	51,330	1,632
First American Financial Corp	3,200	250
First BanCorp/Puerto Rico	40,000	551
First Citizens BancShares Inc/NC, Cl A	775	643
First Commonwealth Financial Corp	316,920	5,099
First Community Bankshares Inc	66,479	2,222
First Merchants Corp	77,646	3,253
First Midwest Bancorp Inc/IL	99,931	2,047
FirstCash Holdings	6,000	449
FNB Corp/PA	494,669	6,000
Focus Financial Partners Inc, Cl A *	9,055	541
Glacier Bancorp Inc, Cl A	18,951	1,075
Great Southern Bancorp Inc	13,042	773
Great Western Bancorp Inc	83,946	2,851
Green Dot Corp, Cl A *	30,284	1,097
Hanover Insurance Group Inc/The, Cl A	25,705	3,369
HomeStreet Inc	10,400	541
HomeTrust Bancshares Inc	4,975	154
Horace Mann Educators Corp, Cl A	21,962	850
Houlihan Lokey Inc, Cl A	8,726	903
Independent Bank Corp/MI	15,560	371
LendingClub *	20,000	484
Lincoln National Corp	3,278	224
MarketAxess Holdings Inc	350	144
MBIA *	43,517	687
Merchants Bancorp/IN	39,594	1,874
Mercury General Corp	3,404	181
Moelis & Co, Cl A	12,000	750
Morgan Stanley	7,661	752

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morningstar Inc, Cl A	5,718	$1,955
OFG Bancorp	133,441	3,544
Origin Bancorp Inc	54,010	2,318
Pacific Premier Bancorp Inc	84,780	3,394
PacWest Bancorp	433,442	19,579
PCSB Financial Corp	20,078	382
Piper Sandler Cos	13,823	2,468
PJT Partners Inc	16,396	1,215
Popular Inc	11,261	924
PROG Holdings Inc *	84,705	3,821
Provident Financial Services Inc	24,819	601
Reinsurance Group of America Inc, Cl A	7,938	869
RenaissanceRe Holdings Ltd	7,345	1,244
Republic Bancorp Inc/KY, Cl A	10,585	538
Safety Insurance Group Inc	7,585	645
Selective Insurance Group Inc	19,688	1,613
ServisFirst Bancshares Inc	26,000	2,208
Sierra Bancorp	36,085	980
Starwood Property Trust Inc ‡	310,592	7,547
Stewart Information Services Corp	21,161	1,687
Stifel Financial Corp	5,705	402
SVB Financial Group, Cl B *	3,699	2,509
Towne Bank/Portsmouth VA	64,456	2,036
TPG RE Finance Trust Inc ‡	58,414	720
TriCo Bancshares	22,196	954
UMH Properties ‡	42,338	1,157
Umpqua Holdings Corp	229,225	4,410
United Fire Group Inc	57,059	1,323
Univest Financial Corp	60,000	1,795
Virtus Investment Partners Inc	4,899	1,455
Waterstone Financial Inc	67,740	1,481

		182,426
Health Care — 10.3%
ABIOMED Inc *	967	347
ACADIA Pharmaceuticals Inc *	33,435	780
Aerie Pharmaceuticals Inc *	66,443	466
Albireo Pharma Inc *	6,216	145
AmerisourceBergen Corp, Cl A	4,713	626
AMN Healthcare Services Inc *	37,327	4,566
AnaptysBio Inc *	9,019	313
Apollo Endosurgery *	204,136	1,721
Arcutis Biotherapeutics *	16,936	351
Arena Pharmaceuticals Inc *	15,000	1,394
Ascendis Pharma ADR *	8,000	1,076
AtriCure Inc *	14,000	973
BioDelivery Sciences International Inc *	162,886	505
Biohaven Pharmaceutical Holding Co Ltd *	10,301	1,420
Bio-Techne Corp	3,600	1,862
Blueprint Medicines Corp *	7,000	750
Bruker Corp	6,000	503
Catalent Inc *	16,500	2,113

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles River Laboratories International Inc *	7,525	$2,835
Chemed Corp	5,665	2,997
Co-Diagnostics Inc *(A)	256,416	2,290
Collegium Pharmaceutical Inc *	8,919	167
Computer Programs and Systems Inc *	21,134	619
CorVel Corp *	3,132	651
Cross Country Healthcare Inc *	66,165	1,837
Eagle Pharmaceuticals Inc/DE *	5,937	302
Emergent BioSolutions Inc *	33,770	1,468
Encompass Health Corp	19,928	1,301
Ensign Group Inc/The	4,885	410
Fate Therapeutics Inc *	11,655	682
Global Blood Therapeutics Inc *	23,123	677
Globus Medical Inc, Cl A *	14,804	1,069
HealthStream Inc *	21,679	571
Heska Corp *	167	30
ICON PLC *	7,886	2,442
ICU Medical Inc *	5,669	1,346
IDEXX Laboratories Inc *	458	302
Incyte Corp *	3,300	242
Insmed Inc *	31,452	857
Inspire Medical Systems Inc *	5,312	1,222
Intellia Therapeutics Inc *	4,576	541
iTeos Therapeutics Inc *	33,000	1,537
Jazz Pharmaceuticals PLC *	5,000	637
Karyopharm Therapeutics Inc *	174,871	1,124
Kiniksa Pharmaceuticals Ltd, Cl A *	28,465	335
LeMaitre Vascular Inc	467	23
LHC Group Inc *	6,905	948
Ligand Pharmaceuticals Inc *	28,582	4,415
Masimo Corp *	3,863	1,131
Medpace Holdings Inc *	12,087	2,631
MeiraGTx Holdings plc *	11,243	267
Merit Medical Systems Inc *	18,000	1,121
Mettler-Toledo International Inc *	411	698
ModivCare Inc *	4,264	632
Molina Healthcare Inc *	5,750	1,829
Myriad Genetics Inc *	53,393	1,474
National HealthCare Corp	12,608	857
Natus Medical Inc *	29,663	704
Neogen Corp, Cl B *	8,052	366
NeoGenomics Inc *	18,676	637
Neurocrine Biosciences Inc *	10,038	855
NextGen Healthcare Inc *	8,065	144
Novocure Ltd *	2,480	186
Omnicell Inc *	5,263	950
OptimizeRx Corp *	12,618	784
Option Care Health Inc *	42,714	1,215
Ortho Clinical Diagnostics Holdings *	40,544	867
Orthofix Medical Inc *	14,375	447
Pacira BioSciences Inc *	44,489	2,677

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penumbra Inc *	1,427	$410
PerkinElmer Inc	12,707	2,555
Phibro Animal Health Corp, Cl A	32,589	665
Premier Inc, Cl A	80,870	3,329
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,845
Prothena Corp PLC *	24,889	1,230
Puma Biotechnology Inc *	242,641	738
Repligen Corp *	6,804	1,802
Revance Therapeutics Inc *	82,213	1,342
Shockwave Medical Inc *	6,948	1,239
SIGA Technologies Inc *	10,625	80
Supernus Pharmaceuticals Inc *	34,658	1,011
Sutro Biopharma Inc *	14,443	215
Syneos Health Inc, Cl A *	96,849	9,944
Teleflex Inc	8,291	2,723
Tenet Healthcare Corp *	13,477	1,101
United Therapeutics Corp *	7,055	1,525
Utah Medical Products Inc *	6,164	616
Vir Biotechnology *	7,158	300
Vocera Communications Inc *	7,298	473
Xencor Inc *	5,719	229

		108,632
Industrials — 15.0%
A O Smith Corp	4,400	378
ACCO Brands Corp	864,851	7,144
Advanced Drainage Systems Inc	16,174	2,202
AECOM	13,579	1,050
Applied Industrial Technologies Inc, Cl A	12,000	1,232
ArcBest Corp	17,512	2,099
Armstrong World Industries Inc	25,821	2,998
Atkore Inc *	40,352	4,487
Atlas Air Worldwide Holdings Inc *	53,933	5,076
Boise Cascade Co	4,228	301
Builders FirstSource Inc *	23,370	2,003
BWX Technologies Inc, Cl W	64,000	3,064
Casella Waste Systems Inc, Cl A *	5,000	427
CBIZ Inc *	2,449	96
Cintas Corp	3,186	1,412
Clean Harbors Inc *	7,022	701
Colfax Corp *	192,422	8,846
CoStar Group Inc *	44,460	3,514
CRA International Inc	11,678	1,090
CSW Industrials Inc	1,824	220
Curtiss-Wright Corp	15,306	2,122
EMCOR Group Inc	19,007	2,421
Ennis Inc	34,657	677
Evoqua Water Technologies Corp *	9,047	423
Exponent Inc	30,000	3,502
Forrester Research Inc *	9,468	556
Franklin Covey Co *	1,977	92
Franklin Electric Co Inc	10,000	946

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTI Consulting Inc *	10,890	$1,671
GMS Inc *	5,209	313
Gorman-Rupp Co/The	8,693	387
GXO Logistics Inc *	78,605	7,140
Helios Technologies Inc	11,524	1,212
Heritage-Crystal Clean Inc *	29,302	938
Hillenbrand Inc	8,146	424
Hub Group Inc, Cl A *	12,964	1,092
IAA Inc *	84,934	4,299
ICF International Inc, Cl A	4,655	477
IDEX Corp	4,000	945
JetBlue Airways Corp *	289,186	4,118
Kadant Inc	16,160	3,725
Kaman Corp, Cl A	59,436	2,565
KAR Auction Services Inc *	294,197	4,595
Kforce Inc	10,057	757
L3Harris Technologies Inc	2,036	434
Landstar System Inc	8,600	1,540
ManTech International Corp/VA, Cl A	12,947	944
Masonite International Corp *	37,876	4,467
Matson Inc	26,632	2,398
Matthews International Corp, Cl A	51,225	1,878
Meritor Inc *	39,622	982
MSA Safety Inc	10,698	1,615
MSC Industrial Direct Co Inc, Cl A	3,679	309
MYR Group Inc *	22,025	2,435
NN Inc, Cl A *	364,393	1,494
Old Dominion Freight Line Inc, Cl A	9,957	3,568
Park Aerospace Corp	17,195	227
Radiant Logistics Inc *	49,017	357
RBC Bearings Inc *	4,000	808
Regal Beloit	4,682	797
Resources Connection Inc	21,841	390
Rush Enterprises Inc, Cl A	38,922	2,166
Saia Inc *	7,000	2,359
Schneider National Inc, Cl B	13,231	356
Science Applications International Corp	10,962	916
Shyft Group Inc/The	28,592	1,405
Simpson Manufacturing Co Inc	8,867	1,233
SiteOne Landscape Supply Inc *	1,533	371
SPX FLOW Inc	19,418	1,679
Standex International Corp	5,842	646
Tetra Tech Inc	27,739	4,710
Textainer Group Holdings Ltd	56,064	2,002
Toro Co/The	2,800	280
Trinity Industries Inc	142,479	4,303
TrueBlue Inc *	35,900	993
UFP Industries Inc	9,396	865
United Rentals Inc *	4,375	1,454
Vicor Corp *	8,907	1,131
Werner Enterprises Inc	29,446	1,403
WESCO International Inc *	59,000	7,764

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	3,600	$332
XPO Logistics Inc *	71,612	5,545
Zurn Water Solutions	21,000	764

		161,057
Information Technology — 19.1%
A10 Networks Inc	136,224	2,259
ACI Worldwide Inc *	348,764	12,102
Agilysys Inc *	13,470	599
Alliance Data Systems Corp	90,352	6,015
Alpha & Omega Semiconductor Ltd *	39,527	2,394
Ambarella Inc *	3,720	755
Amdocs Ltd	14,000	1,048
American Software Inc/GA, Cl A	30,440	797
Amkor Technology Inc	50,512	1,252
ANSYS Inc *	2,600	1,043
Arista Networks Inc *	9,952	1,431
Arrow Electronics Inc, Cl A *	5,000	671
Aspen Technology Inc *	25,476	3,877
Avid Technology Inc *	29,838	972
Axcelis Technologies Inc *	22,971	1,713
Belden Inc	21,158	1,391
Broadridge Financial Solutions Inc	1,700	311
Cadence Design Systems Inc *	12,100	2,255
Calix Inc *	48,212	3,855
Cass Information Systems Inc	9,000	354
ChannelAdvisor Corp *	51,607	1,274
CommVault Systems Inc *	26,733	1,842
Conduent Inc *	11,295	60
Consensus Cloud Solutions *	40,554	2,347
CoreCard *	358	14
CSG Systems International Inc	16,561	954
Diodes Inc *	15,000	1,647
Entegris Inc	17,353	2,405
EPAM Systems Inc *	5,310	3,549
ePlus Inc *	7,714	416
Euronet Worldwide Inc *	49,026	5,842
EVERTEC Inc	63,730	3,185
ExlService Holdings Inc *	24,383	3,530
Extreme Networks Inc *	128,668	2,020
F5 Inc, Cl A *	5,000	1,224
Fabrinet *	5,000	592
Fair Isaac Corp *	2,500	1,084
Gartner Inc *	1,518	507
Genpact Ltd	30,604	1,625
Global Payments Inc	1,009	136
Globant SA *	4,500	1,413
GreenSky Inc, Cl A *	106,507	1,210
Hackett Group Inc/The	37,239	764
Ichor Holdings Ltd *	16,589	764
II-VI Inc *	15,210	1,039
Information Services Group Inc	152,310	1,161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insight Enterprises Inc *	21,641	$2,307
International Money Express Inc *	1,250	20
Lattice Semiconductor Corp *	37,782	2,911
Lumentum Holdings Inc *	21,910	2,317
MACOM Technology Solutions Holdings Inc *	12,485	978
Manhattan Associates Inc *	10,280	1,598
MAXIMUS Inc	35,530	2,831
MaxLinear, Cl A *	10,848	818
MicroStrategy Inc, Cl A *	726	395
Model N Inc *	21,638	650
Monolithic Power Systems Inc	6,335	3,125
NCR Corp *	26,596	1,069
Nuance Communications Inc *	17,654	977
NVE Corp	9,565	653
ON Semiconductor Corp *	106,610	7,241
Onto Innovation Inc *	10,000	1,012
OSI Systems Inc *	184	17
Palo Alto Networks Inc *	786	438
Perficient Inc *	12,505	1,617
Photronics Inc *	204,266	3,850
Power Integrations Inc	20,000	1,858
Progress Software Corp	5,788	279
PTC Inc *	19,109	2,315
Qualys Inc *	14,326	1,966
Rackspace Technology Inc *	114,991	1,549
Radware Ltd *	26,112	1,087
Rambus Inc *	12,784	376
RingCentral Inc, Cl A *	773	145
ScanSource Inc *	11,599	407
Semtech Corp *	69,289	6,162
Shutterstock Inc	21,003	2,329
Silicon Motion Technology Corp ADR	212,305	20,175
SiTime Corp *	5,000	1,463
SolarWinds Corp *	372	5
SPS Commerce Inc *	16,563	2,358
Super Micro Computer Inc *	174,172	7,655
Synaptics Inc *	4,000	1,158
Synopsys Inc *	5,999	2,211
Teledyne Technologies Inc *	16,712	7,301
Tenable Holdings Inc *	29,500	1,625
Teradyne Inc	11,312	1,850
Trade Desk Inc/The, Cl A *	18,960	1,737
TTEC Holdings Inc	31,473	2,850
Tucows Inc, Cl A *	1,294	108
Tyler Technologies Inc *	4,508	2,425
Usio *	222,441	970
Verint Systems Inc *	112,718	5,919
Vishay Intertechnology Inc	40,164	878
Wix.com Ltd *	15,023	2,371

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WNS Holdings Ltd ADR *	26,370	$2,326

		204,380
Materials — 6.4%
Albemarle Corp	4,500	1,052
Ashland Global Holdings Inc	55,852	6,013
Avery Dennison Corp	2,472	535
Avient Corp	22,000	1,231
Axalta Coating Systems Ltd *	164,272	5,441
B2Gold Corp	128,103	503
Balchem Corp	20,761	3,500
Century Aluminum Co *	184,374	3,053
Chase	16,995	1,692
Commercial Metals Co, Cl A	248,063	9,002
Crown Holdings Inc	4,800	531
FMC Corp	89,883	9,877
Fortitude Gold Corp	40,846	270
Hawkins Inc	12,136	479
Hecla Mining Co	35,348	185
Ingevity Corp *	36,000	2,581
Louisiana-Pacific Corp	15,859	1,243
Materion Corp	9,421	866
NewMarket Corp	5,572	1,910
Novagold Resources Inc *	94,000	645
Packaging Corp of America	2,600	354
Ramaco Resources	93,658	1,274
Resolute Forest Products Inc *	84,330	1,288
Royal Gold Inc, Cl A	8,757	921
Silgan Holdings Inc	270,689	11,596
Stepan Co	9,000	1,119
TriMas Corp	23,190	858

		68,019
Real Estate — 6.5%
Acadia Realty Trust ‡	70,589	1,541
Armada Hoffler Properties Inc ‡	4,176	64
Camden Property Trust ‡	13,101	2,341
CatchMark Timber Trust Inc, Cl A ‡	84,268	734
Centerspace ‡	15,417	1,710
City Office REIT Inc ‡	17,779	351
Community Healthcare Trust Inc ‡	384	18
CorePoint Lodging *‡	35,250	553
CubeSmart ‡	15,004	854
Douglas Elliman *‡	43,849	504
EastGroup Properties Inc ‡	14,800	3,372
Equity LifeStyle Properties ‡	20,564	1,803
First Industrial Realty Trust Inc ‡	24,000	1,589
FRP Holdings Inc *	4,575	264
Gaming and Leisure Properties Inc ‡	167,435	8,147
Getty Realty Corp ‡	28,351	910
Gladstone Commercial Corp ‡	33,797	871
Howard Hughes Corp/The *‡	55,490	5,648
Independence Realty Trust ‡	113,415	2,930

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Invitation Homes Inc ‡	32,569	$1,477
Kennedy-Wilson Holdings Inc ‡	67,500	1,612
Kite Realty Group Trust ‡	45,076	982
Life Storage Inc ‡	4,650	712
Medical Properties Trust Inc ‡	410,854	9,708
Monmouth Real Estate Investment Corp, Cl A ‡	33,371	701
National Storage Affiliates Trust ‡	25,689	1,778
Newmark Group Inc, Cl A ‡	522,268	9,766
Outfront Media Inc ‡	49,774	1,335
PS Business Parks Inc ‡	6,125	1,128
RMR Group Inc/The, Cl A ‡	23,159	803
RPT Realty ‡	148,901	1,992
Saul Centers Inc ‡	24,768	1,313
Sun Communities Inc ‡	1,653	347
Terreno Realty Corp ‡	15,348	1,309
Urstadt Biddle Properties Inc, Cl A ‡	3,115	66
Ventas Inc ‡	7,436	380

		69,613
Utilities — 1.9%
American States Water Co	6,000	621
Artesian Resources Corp, Cl A	30,081	1,394
Brookfield Infrastructure, Cl A	8,000	546
Brookfield Renewable Corp, Cl A	18,000	663
California Water Service Group, Cl A	2,471	178
Chesapeake Utilities Corp	6,037	880
Hawaiian Electric Industries Inc	21,153	878
IDACORP Inc, Cl A	10,909	1,236
MDU Resources Group Inc	14,335	442
MGE Energy Inc	21,134	1,738
Middlesex Water Co	22,660	2,726
NiSource Inc	15,000	414
Northwest Natural Holding Co	1,724	84
NorthWestern Corp	5,270	301
Otter Tail Corp	29,000	2,071
Portland General Electric Co	43,378	2,296
SJW Group	8,500	622
Spire Inc	16,000	1,043
UGI Corp	6,450	296
Unitil Corp	11,188	515
York Water Co/The	18,850	938

		19,882
Total Common Stock
(Cost $578,392) ($ Thousands)		1,054,352

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.020% **†(C)	5,154,988	$5,163

Total Affiliated Partnership
(Cost $5,155) ($ Thousands)		5,163

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	16,109,322	16,109

Total Cash Equivalent
(Cost $16,109) ($ Thousands)		16,109

Total Investments in Securities — 100.6%
(Cost $599,656) ($ Thousands)		$1,075,624

Percentages are based on Net Assets of $1,069,592 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $4,604 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $6,200 ($ Thousands), or 0.6% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $5,163 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,054,352	–	–	1,054,352
Affiliated Partnership	–	5,163	–	5,163
Cash Equivalent	16,109	–	–	16,109
Total Investments in Securities	1,070,461	5,163	–	1,075,624

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,126	$9,519	$(12,482)	$—	$—	$5,163	5,154,988	$7	$—
SEI Daily Income Trust, Government Fund, Cl F	14,569	47,005	(45,465)	—	—	16,109	16,109,322	1	—
Totals	$22,695	$56,524	$(57,947)	$—	$—	$21,272		$8	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 2.4%
Altice USA Inc, Cl A *	6,680	$108
Liberty Media Corp-Liberty SiriusXM *	2,651	135
News Corp, Cl A	7,561	169
News Corp, Cl B	7,090	159
Nexstar Media Group Inc, Cl A	1,492	225
Pinterest Inc, Cl A *	4,685	170
Playtika Holding Corp *	3,995	69
Roku Inc, Cl A *	673	154
Spotify Technology SA *	644	151
Take-Two Interactive Software Inc, Cl A *	3,269	581
Twitter Inc *	4,049	175

		2,096
Consumer Discretionary — 13.6%
Advance Auto Parts Inc	754	181
AutoNation Inc *	3,564	416
AutoZone Inc *	441	925
Bath & Body Works Inc	3,760	262
Best Buy Co Inc	1,403	143
BorgWarner Inc	5,656	255
Boyd Gaming Corp *	3,304	217
Caesars Entertainment Inc *	1,642	154
Capri Holdings Ltd *	3,200	208
Carter's Inc	3,593	364
Carvana Co, Cl A *	338	78
Chipotle Mexican Grill Inc, Cl A *	114	199
Columbia Sportswear Co	2,198	214
Dick's Sporting Goods Inc	2,357	271
Dollar Tree Inc *	3,162	444
Domino's Pizza Inc	756	427
DoorDash Inc, Cl A *	769	115
DR Horton Inc	3,706	402
Foot Locker Inc, Cl A	3,515	153
Frontdoor Inc *	4,496	165
Harley-Davidson Inc, Cl A	4,644	175
Hasbro Inc	2,475	252
Kohl's Corp	2,328	115
Lennar Corp, Cl A	1,570	182
Lennar Corp, Cl B	715	68
Leslie's Inc *	4,460	106
LKQ Corp	10,330	620
Lululemon Athletica Inc *	1,171	458
Mattel Inc *	3,560	77
Norwegian Cruise Line Holdings Ltd *	4,643	96
NVR Inc *	99	585
O'Reilly Automotive Inc *	629	444
Penn National Gaming Inc *	1,841	96
Penske Automotive Group Inc, Cl A	1,918	206
Pool Corp	1,157	655
PVH Corp	2,059	220

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qurate Retail Inc *	11,737	$89
RH *	422	226
Tapestry Inc	6,897	280
Tempur Sealy International Inc	2,199	103
Tractor Supply Co	844	201
Ulta Beauty Inc *	397	164
Victoria's Secret & Co *	1,833	102
Wayfair Inc, Cl A *	639	121
Williams-Sonoma Inc	881	149
Wynn Resorts Ltd *	1,581	134
Yum! Brands Inc	3,495	485

		12,002
Consumer Staples — 3.2%
Church & Dwight Co Inc	2,752	282
Constellation Brands Inc, Cl A	982	247
Darling Ingredients Inc *	5,144	356
Hain Celestial Group Inc/The *	3,246	138
Hershey Co/The	1,971	381
Ingredion Inc	3,831	370
Kellogg Co	2,033	131
Lamb Weston Holdings Inc	3,054	194
TreeHouse Foods Inc *	5,957	242
Tyson Foods Inc, Cl A	5,740	500

		2,841
Energy — 4.9%
Baker Hughes Co, Cl A	3,662	88
ChampionX Corp *	7,703	156
Coterra Energy Inc	49,232	935
Diamondback Energy Inc, Cl A	2,651	286
DT Midstream Inc	4,995	240
Halliburton Co	4,907	112
Hess Corp	1,782	132
HollyFrontier Corp	7,875	258
Marathon Petroleum Corp	6,555	419
ONEOK Inc	1,075	63
Phillips 66	1,345	98
Pioneer Natural Resources Co	3,191	580
Targa Resources Corp	7,616	398
Valero Energy Corp	7,187	540

		4,305
Financials — 15.9%
Affiliated Managers Group Inc	568	94
Ally Financial Inc	7,981	380
American International Group Inc	4,674	266
Ameriprise Financial Inc	1,385	418
Apollo Global Management Inc, Cl A	1,786	129
Arch Capital Group Ltd *	16,610	739
Cboe Global Markets Inc	2,474	323
Chimera Investment Corp ‡	17,587	265
Citizens Financial Group Inc	2,820	133

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comerica Inc	1,774	$154
Discover Financial Services	1,933	223
Everest Re Group Ltd	2,185	598
Fidelity National Financial Inc	8,782	458
First American Financial Corp	2,817	220
First Republic Bank/CA	1,145	236
Franklin Resources Inc	9,170	307
Globe Life Inc	787	74
Hartford Financial Services Group Inc/The	1,831	126
Huntington Bancshares Inc/OH	14,243	220
Interactive Brokers Group Inc, Cl A	4,624	367
Invesco Ltd	3,448	79
Janus Henderson Group PLC	3,712	156
Lazard Ltd, Cl A (A)	5,572	243
Lincoln National Corp	2,034	139
LPL Financial Holdings Inc	1,882	301
M&T Bank Corp	2,308	354
Morningstar Inc, Cl A	477	163
MSCI Inc, Cl A	318	195
Nasdaq, Cl A	462	97
New York Community Bancorp Inc	11,935	146
Old Republic International Corp	3,998	98
OneMain Holdings Inc, Cl A	4,835	242
PacWest Bancorp	13,940	630
Pinnacle Financial Partners Inc	3,048	291
Popular Inc	2,256	185
Primerica Inc	977	150
Progressive Corp/The	2,897	297
Prosperity Bancshares Inc	2,904	210
Raymond James Financial Inc	1,932	194
Regions Financial Corp	13,821	301
Reinsurance Group of America Inc, Cl A	3,439	377
RenaissanceRe Holdings Ltd	905	153
Rocket Cos Inc, Cl A *	10,040	141
Santander Consumer USA Holdings Inc	1,764	74
Signature Bank/New York NY, Cl B	1,223	396
SLM Corp	8,725	172
Sterling Bancorp/DE	9,450	244
Stifel Financial Corp	8,358	589
Synchrony Financial	13,060	606
T Rowe Price Group Inc	986	194
Virtu Financial Inc, Cl A	11,575	334
W R Berkley Corp	1,375	113
Western Alliance Bancorp	2,782	300
Zions Bancorp NA	1,875	118

		14,012
Health Care — 11.8%
ABIOMED Inc *	484	174
Agilent Technologies Inc	4,116	657
AmerisourceBergen Corp, Cl A	2,049	272
Avantor Inc *	8,836	372

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Rad Laboratories Inc, Cl A *	97	$73
Bio-Techne Corp	292	151
Centene Corp *	6,366	524
Cerner Corp	3,388	315
Chemed Corp	765	405
Encompass Health Corp	5,719	373
Envista Holdings Corp *	5,120	231
Hologic Inc *	2,812	215
IDEXX Laboratories Inc *	890	586
Incyte Corp *	1,834	135
IQVIA Holdings Inc *	1,778	502
Jazz Pharmaceuticals PLC *	964	123
Laboratory Corp of America Holdings *	1,025	322
Maravai LifeSciences Holdings Inc, Cl A *	2,901	121
McKesson Corp	1,998	497
Mettler-Toledo International Inc *	241	409
Molina Healthcare Inc *	857	273
Novavax Inc *	495	71
Organon & Co	4,650	142
Penumbra Inc *	357	103
QIAGEN NV *	2,760	153
Quest Diagnostics Inc	1,165	202
Repligen Corp *	1,335	354
ResMed Inc	2,069	539
Royalty Pharma PLC, Cl A	7,173	286
Seagen Inc *	1,814	280
Teladoc Health Inc *	895	82
Veeva Systems Inc, Cl A *	2,089	534
Waters Corp *	1,713	638
West Pharmaceutical Services Inc	472	221
Zimmer Biomet Holdings Inc	1,638	208

		10,543
Industrials — 12.6%
A O Smith Corp	4,320	371
AerCap Holdings NV *	3,463	227
Allegion plc	2,188	290
AMETEK Inc	1,197	176
Booz Allen Hamilton Holding Corp, Cl A	3,942	334
Builders FirstSource Inc *	1,815	155
Carlisle Cos Inc	1,002	249
Cintas Corp	540	239
Clean Harbors Inc *	5,512	550
Copart Inc *	1,086	165
Dover Corp	2,807	510
Equifax Inc	1,324	388
Expeditors International of Washington Inc	2,420	325
Fastenal Co, Cl A	2,477	159
Fortive Corp	4,250	324
Fortune Brands Home & Security Inc	2,451	262
HEICO Corp, Cl A	1,150	148
Hexcel Corp, Cl A *	3,433	178

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	500	$93
JB Hunt Transport Services Inc	840	172
Knight-Swift Transportation Holdings Inc, Cl A	2,826	172
Landstar System Inc	1,408	252
Leidos Holdings Inc	2,072	184
ManpowerGroup Inc	2,459	239
Masco Corp	1,242	87
MasTec Inc *	1,048	97
Middleby Corp/The *	866	170
Old Dominion Freight Line Inc, Cl A	1,690	606
Otis Worldwide Corp	9,245	805
Parker-Hannifin Corp, Cl A	1,813	577
Plug Power Inc *	3,078	87
Regal Beloit	3,072	523
Republic Services Inc	1,824	254
Robert Half International Inc	3,713	414
Rockwell Automation Inc	515	180
Ryder System Inc	1,460	120
Snap-on Inc	717	154
Trane Technologies PLC	853	172
Univar Solutions Inc *	4,440	126
Watsco Inc	523	164
Westinghouse Air Brake Technologies Corp	2,494	230
WW Grainger Inc	470	243

		11,171
Information Technology — 18.9%
Akamai Technologies Inc *	2,632	308
Amdocs Ltd	3,196	239
Amphenol Corp, Cl A	935	82
Anaplan Inc *	1,688	77
Arista Networks Inc *	5,872	844
Arrow Electronics Inc, Cl A *	1,915	257
Avalara Inc *	640	83
Avnet Inc	3,305	136
Bill.com Holdings Inc *	1,161	289
Cadence Design Systems Inc *	1,015	189
CDW Corp/DE	2,098	430
Coupa Software Inc *	604	95
Crowdstrike Holdings Inc, Cl A *	1,268	260
Datadog Inc, Cl A *	2,615	466
DocuSign Inc, Cl A *	2,483	378
Dropbox Inc, Cl A *	5,185	127
Duck Creek Technologies Inc *	3,220	97
Dynatrace Inc *	4,923	297
Enphase Energy Inc *	1,387	254
EPAM Systems Inc *	471	315
Euronet Worldwide Inc *	902	107
F5 Inc, Cl A *	2,029	497
Fair Isaac Corp *	363	157
FleetCor Technologies Inc *	617	138

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortinet Inc *	377	$136
Gartner Inc *	1,897	634
Global Payments Inc	1,604	217
HP Inc	13,787	519
HubSpot Inc *	487	321
Jabil Inc	3,643	256
Jack Henry & Associates Inc	885	148
Keysight Technologies Inc *	913	189
Manhattan Associates Inc *	2,295	357
Marvell Technology Inc	3,915	343
Microchip Technology Inc	4,266	371
MongoDB Inc, Cl A *	259	137
Monolithic Power Systems Inc	420	207
Motorola Solutions Inc	3,023	821
NetApp Inc	1,128	104
Okta Inc, Cl A *	687	154
ON Semiconductor Corp *	1,927	131
Palantir Technologies Inc, Cl A *	13,227	241
Palo Alto Networks Inc *	716	399
PTC Inc *	1,548	188
Qorvo Inc *	3,229	505
Rackspace Technology Inc *	14,799	199
Skyworks Solutions Inc	3,789	588
Smartsheet Inc, Cl A *	2,286	177
SS&C Technologies Holdings Inc	2,770	227
Synopsys Inc *	744	274
TD SYNNEX Corp	1,490	170
Teradata Corp *	2,347	100
Teradyne Inc	1,389	227
Trade Desk Inc/The, Cl A *	2,270	208
Tyler Technologies Inc *	471	253
Ubiquiti Inc	453	139
Unity Software Inc *	1,556	222
Universal Display Corp	1,569	259
VeriSign Inc *	582	148
Vontier Corp	7,219	222
Western Digital Corp *	6,496	424
Western Union Co/The	5,723	102
Wolfspeed Inc *	855	96
Zebra Technologies Corp, Cl A *	328	195

		16,730
Materials — 3.6%
Amcor PLC	12,451	149
Axalta Coating Systems Ltd *	5,132	170
Berry Global Group Inc *	4,252	314
CF Industries Holdings Inc	3,493	247
Chemours Co/The	4,209	141
Cleveland-Cliffs Inc *	4,940	107
Crown Holdings Inc	1,895	210
FMC Corp	2,795	307
Livent Corp *	11,685	285

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	2,687	$248
Martin Marietta Materials Inc, Cl A	298	131
NewMarket Corp	423	145
Olin Corp	1,314	76
Reliance Steel & Aluminum Co	1,896	308
Scotts Miracle-Gro Co/The, Cl A	1,105	178
Valvoline Inc	4,806	179

		3,195
Real Estate — 8.3%
Alexandria Real Estate Equities Inc ‡	1,608	359
American Campus Communities Inc ‡	4,800	275
AvalonBay Communities Inc ‡	974	246
Boston Properties Inc ‡	1,415	163
CBRE Group Inc, Cl A *	5,280	573
Digital Realty Trust Inc, Cl A ‡	1,024	181
Essex Property Trust Inc ‡	944	333
Extra Space Storage Inc ‡	856	194
Federal Realty Investment Trust ‡	2,940	401
Healthpeak Properties Inc ‡	3,829	138
Highwoods Properties Inc ‡	2,949	131
Host Hotels & Resorts Inc *‡	7,481	130
Invitation Homes Inc ‡	2,405	109
Kilroy Realty Corp ‡	2,960	197
Kimco Realty Corp ‡	13,702	338
Mid-America Apartment Communities Inc ‡	503	115
National Retail Properties Inc ‡	7,501	361
Omega Healthcare Investors Inc ‡	2,405	71
Regency Centers Corp ‡	10,103	761
Rexford Industrial Realty Inc ‡	977	79
Simon Property Group Inc ‡	1,993	318
Spirit Realty Capital Inc ‡	2,825	136
STORE Capital Corp ‡	5,400	186
Ventas Inc ‡	17,173	878
VICI Properties Inc ‡	6,145	185
Welltower Inc ‡	2,687	230
Weyerhaeuser Co ‡	1,690	70
WP Carey Inc ‡	1,791	147

		7,305
Utilities — 2.8%
CenterPoint Energy Inc	15,578	435
DTE Energy Co	1,879	225

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entergy Corp	4,293	$484
Evergy Inc	6,284	431
FirstEnergy Corp	5,373	223
IDACORP Inc, Cl A	1,502	170
NiSource Inc	9,155	253
Spire Inc	2,337	152
UGI Corp	3,123	143

		2,516
Total Common Stock
(Cost $75,674) ($ Thousands)		86,716

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,556,839	1,557

Total Cash Equivalent
(Cost $1,557) ($ Thousands)		1,557

Total Investments in Securities — 99.8%
(Cost $77,231) ($ Thousands)		$88,273

Percentages are based on Net Assets of $88,489 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $243 ($ Thousands), or 0.3% of the Net Assets of the Fund.

68

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company

As of December 31, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,223	$27,201	$(26,867)	$—	$—	$1,557	1,556,839	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 7.8%
Advantage Solutions *	28,560	$229
Alphabet Inc, Cl A *	767	2,222
Alphabet Inc, Cl C *	907	2,625
AT&T Inc	297,600	7,321
Comcast Corp, Cl A	206,105	10,373
Electronic Arts Inc	11,629	1,534
Entravision Communications Corp, Cl A	5,988	41
Fox Corp, Cl A	148,272	5,471
Fox Corp, Cl B	48,505	1,662
IMAX Corp *	8,674	155
Interpublic Group of Cos Inc/The	12,482	468
Netflix Inc *	1,436	865
Omnicom Group Inc	189,266	13,867
Scholastic Corp, Cl B	8,643	345
Shenandoah Telecommunications Co	1,194	30
SK Telecom ADR	84,214	2,246
Verizon Communications	444,316	23,087
World Wrestling Entertainment Inc, Cl A	42,107	2,078
Ziff Davis Inc *	18,550	2,056

		76,675
Consumer Discretionary — 8.1%
AMMO *	7,997	44
AutoZone Inc *	3,300	6,918
Canadian Tire Corp Ltd, Cl A	23,000	3,304
Choice Hotels International Inc	5,535	863
Dorman Products Inc *	4,230	478
DR Horton Inc	26,000	2,820
eBay Inc	100,200	6,663
Frontdoor Inc *	9,811	359
Gentex Corp	37,601	1,310
Graham Holdings Co, Cl B	330	208
H&R Block Inc	129,070	3,041
Hilton Worldwide Holdings Inc *	3,011	470
Honda Motor Co Ltd ADR	145,242	4,132
Marriott International Inc/MD, Cl A *	11,778	1,946
Murphy USA Inc	23,400	4,662
ONE Group Hospitality *	12,755	161
Service Corp International/US	13,181	936
Standard Motor Products Inc	5,274	276
Sturm Ruger & Co Inc	61,800	4,204
Target Corp, Cl A	95,669	22,142
Terminix Global Holdings Inc *	11,465	518
Toyota Motor Corp ADR	47,464	8,795
Vail Resorts Inc	8,774	2,877
Winmark Corp	467	116
Yum China Holdings Inc	40,244	2,006

		79,249
Consumer Staples — 16.2%
Albertsons Cos Inc, Cl A	18,782	567

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Altria Group Inc	92,900	$4,403
Archer-Daniels-Midland Co	64,900	4,387
Bunge Ltd	13,302	1,242
Calavo Growers Inc	1,459	62
Cal-Maine Foods Inc *	12,817	474
Campbell Soup Co	24,481	1,064
Church & Dwight Co Inc	38,549	3,951
Clorox Co/The	16,644	2,902
Coca-Cola Co/The	88,401	5,234
Coca-Cola Consolidated Inc	1,169	724
Colgate-Palmolive Co	73,531	6,275
Conagra Brands Inc	216,827	7,405
Costco Wholesale Corp	5,965	3,386
Estee Lauder Cos Inc/The, Cl A	2,889	1,069
Flowers Foods Inc	131,007	3,599
General Mills Inc	179,539	12,097
Hain Celestial Group Inc/The *	12,759	544
Hershey Co/The	32,517	6,291
Hormel Foods Corp	70,275	3,430
Hostess Brands Inc, Cl A *	23,876	488
Ingles Markets Inc, Cl A	280	24
J & J Snack Foods Corp	3,860	610
J M Smucker Co/The	126,041	17,119
John B Sanfilippo & Son	7,832	706
Kellogg Co	172,755	11,129
Kraft Heinz Co/The	219,400	7,876
Kroger Co/The	391,483	17,719
MGP Ingredients Inc	2,413	205
Mondelez International Inc, Cl A	56,044	3,716
PepsiCo Inc	7,808	1,356
PriceSmart Inc	4,433	324
Procter & Gamble Co/The	30,718	5,025
Reynolds Consumer Products Inc	48,275	1,516
Seaboard Corp	63	248
Simply Good Foods Co/The *	13,110	545
Tattooed Chef *(A)	2,800	44
Tootsie Roll Industries Inc	13,130	476
Tyson Foods Inc, Cl A	148,996	12,986
Universal Corp/VA	9,292	510
USANA Health Sciences Inc *	5,528	559
Utz Brands Inc	22,832	364
Vector Group Ltd	30,558	351
Walmart Inc	21,439	3,102
WD-40 Co	1,230	301
Weis Markets Inc	41,790	2,753
Whole Earth Brands *	38,072	409

		159,567
Energy — 1.4%
Cheniere Energy Inc	17,344	1,759
Chevron Corp	22,740	2,669
DT Midstream Inc	23,349	1,120

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EOG Resources Inc	21,435	$1,904
Exxon Mobil Corp	14,154	866
Kinder Morgan Inc	317,300	5,032
SFL Corp Ltd	13,683	112

		13,462
Financials — 12.1%
Aflac Inc	221,967	12,961
AGNC Investment Corp ‡	13,127	197
Alerus Financial Corp	5,515	161
Allstate Corp/The	115,300	13,565
American Financial Group Inc/OH	23,700	3,254
Annaly Capital Management Inc ‡	253,100	1,979
Arbor Realty Trust Inc ‡	16,086	295
Argo Group International Holdings Ltd	10,976	638
Bank of New York Mellon Corp/The	198,000	11,500
Berkshire Hathaway Inc, Cl B *	63,401	18,957
Business First Bancshares Inc	4,180	118
Byline Bancorp Inc	6,403	175
Canadian Imperial Bank of Commerce	29,300	3,420
Cboe Global Markets Inc	23,543	3,070
Chimera Investment Corp ‡	27,775	419
Columbia Financial Inc *	10,941	228
Community Bank System Inc	2,751	205
Credit Acceptance Corp, Cl A *	3,981	2,738
Dynex Capital Inc ‡	25,751	430
Eastern Bankshares	22,422	452
Employers Holdings Inc	8,827	365
Everest Re Group Ltd	12,673	3,472
GCM Grosvenor	45,901	482
Hanover Insurance Group Inc/The, Cl A	30,323	3,974
Hartford Financial Services Group Inc/The	69,100	4,771
HCI Group Inc	2,058	172
HomeTrust Bancshares Inc	2,001	62
Houlihan Lokey Inc, Cl A	5,099	528
Invesco Mortgage Capital Inc ‡	58,900	164
JPMorgan Chase & Co	3,051	483
Kearny Financial Corp/MD	30,515	404
Loblaw Cos Ltd	70,000	5,744
Marsh & McLennan Cos Inc	33,246	5,779
Mercury General Corp	13,128	697
MFA Financial Inc ‡	62,176	283
Morningstar Inc, Cl A	7,981	2,729
National Bank Holdings Corp, Cl A	10,374	456
NI Holdings Inc *	1,671	32
PCSB Financial Corp	10,432	199
Ready Capital Corp ‡	17,707	277
Redwood Trust Inc ‡	18,468	244
Safety Insurance Group Inc	7,739	658
StepStone Group Inc, Cl A	10,160	422
Stewart Information Services Corp	5,639	450
Two Harbors Investment Corp ‡	45,233	261

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Bancorp	96,900	$5,443
Value Line	581	27
Virtu Financial Inc, Cl A	89,868	2,591
Waterstone Financial Inc	17,721	387
White Mountains Insurance Group Ltd	732	742
Zions Bancorp NA	33,882	2,140

		119,200
Health Care — 17.2%
AbbVie Inc	108,326	14,667
AdaptHealth Corp, Cl A *	4,881	119
Alkermes PLC *	8,330	194
Amgen Inc, Cl A	42,500	9,561
AMN Healthcare Services Inc *	2,600	318
Amphastar Pharmaceuticals Inc *	17,028	397
Bristol-Myers Squibb Co	225,203	14,041
Cerner Corp	38,118	3,540
Citius Pharmaceuticals *(A)	62,211	96
CONMED Corp	377	53
CVS Health Corp	97,753	10,084
Danaher Corp, Cl A	8,625	2,838
DENTSPLY SIRONA Inc	50,716	2,829
Eagle Pharmaceuticals Inc/DE *	3,345	170
Gilead Sciences Inc	199,438	14,481
Harvard Bioscience *	5,515	39
HealthStream Inc *	8,805	232
Henry Schein Inc *	28,808	2,234
Horizon Therapeutics Plc *	3,532	380
Ironwood Pharmaceuticals Inc, Cl A *	26,124	305
iTeos Therapeutics Inc *	7,266	338
Johnson & Johnson	133,224	22,791
McKesson Corp	29,000	7,208
Merck & Co Inc	307,973	23,603
Mesa Laboratories Inc	921	302
Natus Medical Inc *	5,192	123
Omnicell Inc *	2,571	464
Organogenesis Holdings Inc, Cl A *	2,871	27
Organon & Co	24,839	756
Orthofix Medical Inc *	8,068	251
Pacira BioSciences Inc *	4,325	260
Patterson Cos Inc	10,337	303
Pfizer Inc	382,587	22,592
Premier Inc, Cl A	102,317	4,212
Prestige Consumer Healthcare Inc, Cl A *	11,080	672
QIAGEN NV *	1,966	109
Quest Diagnostics Inc	27,500	4,758
Regeneron Pharmaceuticals Inc *	910	575
Sharps Compliance Corp *	6,133	44
SIGA Technologies Inc *	30,800	232
Stereotaxis Inc *	2,681	17
United Therapeutics Corp *	8,311	1,796
Vanda Pharmaceuticals Inc *	1,883	30

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viemed Healthcare Inc *	27,213	$142
Vocera Communications Inc *	2,666	173
West Pharmaceutical Services Inc	1,650	774
XBiotech Inc	3,047	34

		169,164
Industrials — 9.4%
3M Co	76,869	13,654
Allison Transmission Holdings Inc	133,047	4,836
AMERCO *	930	676
AZZ Inc	2,186	121
CBIZ Inc *	13,668	535
CH Robinson Worldwide Inc	43,818	4,716
Cummins Inc	31,600	6,893
Encore Wire Corp	1,030	147
Expeditors International of Washington Inc	35,915	4,823
Exponent Inc	2,492	291
FTI Consulting Inc *	20,573	3,156
General Dynamics Corp	21,957	4,577
Huntington Ingalls Industries Inc, Cl A	27,814	5,194
Korn Ferry	1,553	118
L3Harris Technologies Inc	24,000	5,118
Landstar System Inc	6,994	1,252
Lockheed Martin Corp	13,700	4,869
Northrop Grumman Corp	35,208	13,628
Old Dominion Freight Line Inc, Cl A	1,460	523
Otis Worldwide Corp	12,518	1,090
Red Violet Inc *	–	—
Republic Services Inc	22,100	3,082
Robert Half International Inc	37,989	4,237
Snap-on Inc	20,400	4,394
Toro Co/The	12,110	1,210
Waste Management Inc	18,300	3,054
Werner Enterprises Inc	4,132	197

		92,391
Information Technology — 16.3%
A10 Networks Inc	5,873	97
Amdocs Ltd	280,874	21,021
Arrow Electronics Inc, Cl A *	26,900	3,612
Avnet Inc	61,200	2,523
Broadridge Financial Solutions Inc	11,566	2,115
CACI International Inc, Cl A *	17,162	4,620
Canon Inc ADR (A)	130,800	3,196
CDK Global Inc	61,444	2,565
Cisco Systems Inc/Delaware	269,500	17,078
Consensus Cloud Solutions *	11,533	667
CSG Systems International Inc	9,781	564
Datto Holding Corp *	52,574	1,385
F5 Inc, Cl A *	14,500	3,548
Hewlett Packard Enterprise Co	220,700	3,480
Intel Corp	339,000	17,459
International Business Machines Corp	102,708	13,728

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jack Henry & Associates Inc	1,684	$281
Jamf Holding Corp *	43,912	1,669
Juniper Networks Inc	284,966	10,176
Kyndryl Holdings Inc *	20,541	372
MAXIMUS Inc	3,180	253
Microsoft Corp	5,524	1,858
Open Text Corp	57,000	2,709
Oracle Corp, Cl B	264,900	23,102
OSI Systems Inc *	6,061	565
Progress Software Corp	9,839	475
Rackspace Technology Inc *	13,827	186
Sapiens International Corp NV	13,611	469
Seagate Technology Holdings PLC	116,500	13,162
SPS Commerce Inc *	1,582	225
Tucows Inc, Cl A *	208	18
Western Union Co/The	424,181	7,567

		160,745
Materials — 3.2%
Balchem Corp	3,589	605
Berry Global Group Inc *	80,975	5,974
International Paper Co	65,600	3,082
NewMarket Corp	12,791	4,384
Newmont Corp	115,789	7,181
Novagold Resources Inc *	25,069	172
Sealed Air Corp	80,978	5,464
Silgan Holdings Inc	93,288	3,997
Valvoline Inc	17,887	667

		31,526
Real Estate — 3.2%
Agree Realty Corp ‡	2,596	185
Brandywine Realty Trust ‡	248,750	3,338
Broadstone Net Lease Inc, Cl A ‡	19,663	488
City Office Inc ‡	11,523	227
CubeSmart ‡	13,204	751
Douglas Elliman *‡	15,279	176
Easterly Government Properties Inc, Cl A ‡	8,107	186
Extra Space Storage Inc ‡	11,621	2,635
Healthcare Realty Trust Inc ‡	4,418	140
Iron Mountain Inc ‡	146,700	7,677
Jones Lang LaSalle Inc *‡	1,951	525
National Storage Affiliates Trust ‡	4,382	303
Orion Office Inc *‡	8,717	163
Plymouth Industrial Inc ‡	7,539	241
Postal Realty Trust, Cl A ‡	27,753	549
PS Business Parks Inc ‡	2,324	428
Public Storage ‡	15,952	5,975
Realty Income Corp ‡	87,171	6,241
Retail Opportunity Investments Corp ‡	11,272	221
RMR Group Inc/The, Cl A ‡	4,694	163
RPT Realty ‡	8,047	108
SITE Centers Corp ‡	7,573	120

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terreno Realty Corp ‡	3,154	$269
Urban Edge Properties ‡	11,719	223

		31,332
Utilities — 4.4%
American States Water Co	6,154	637
Artesian Resources Corp, Cl A	2,706	125
Avista Corp	4,976	211
California Water Service Group, Cl A	4,859	349
Chesapeake Utilities Corp	4,743	692
DTE Energy Co	29,400	3,515
Entergy Corp	29,700	3,346
Evergy Inc	204,537	14,033
Exelon Corp	61,000	3,523
Hawaiian Electric Industries Inc	33,192	1,377
National Fuel Gas Co	78,800	5,039
Northwest Natural Holding Co	1,339	65
Portland General Electric Co	196,692	10,409
Pure Cycle Corp *	13,291	194
Via Renewables Inc, Cl A	10,674	122

		43,637
Total Common Stock
(Cost $728,000) ($ Thousands)		976,948

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.020% **†(B)	3,413,885	3,414

Total Affiliated Partnership
(Cost $3,414) ($ Thousands)		3,414

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	7,387,752	7,388

Total Cash Equivalent
(Cost $7,388) ($ Thousands)		7,388

Total Investments in Securities — 100.4%
(Cost $738,802) ($ Thousands)		$987,750

Percentages are based on Net Assets of $984,257 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $579 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $3,414 ($ Thousands).

,

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

U.S. Managed Volatility Fund (Concluded)

The following is a list of the level of inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	976,948	–	–	976,948
Affiliated Partnership	–	3,414	–	3,414
Cash Equivalent	7,388	–	–	7,388
Total Investments in Securities	984,336	3,414	–	987,750

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$9,275	$23,119	$(28,980)	$—	$—	$3,414	3,413,885	$21	$—
SEI Daily Income Trust, Government Fund, Cl F	13,076	72,622	(78,310)	—	—	$7,388	7,387,752	—	—
Totals	$22,351	$95,741	$(107,290)	$—	$—	$10,802		$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%
Australia — 0.2%
Aristocrat Leisure Ltd	12,068	$383
Coles Group Ltd	174	2
Medibank Pvt	15,714	38
Sonic Healthcare Ltd	44,461	1,509
Telstra Corp Ltd, Cl B	43,654	133
		2,065

Austria — 0.0%
Oberbank AG	81	8
Telekom Austria AG, Cl A	44,848	388
		396

Belgium — 0.7%
Ackermans & van Haaren	429	82
Etablissements Franz Colruyt	203	9
KBC Group NV	38,015	3,262
Proximus SADP	213,545	4,162
Warehouses De Pauw CVA ‡	2,387	115
		7,630

Canada — 3.9%
Alimentation Couche-Tard	85,300	3,579
BCE Inc	147,478	7,675
Empire Co Ltd, Cl A	98,812	3,015
George Weston Ltd	104,821	12,171
Loblaw Cos Ltd	160,926	13,204
Metro Inc/CN, Cl A	24,700	1,316
North West Co Inc/The	751	20
		40,980

Denmark — 2.6%
AP Moller - Maersk A/S, Cl B	1,628	5,833
Carlsberg A/S, Cl B	33,312	5,751
Coloplast A/S, Cl B	17,854	3,135
Danske Bank A/S	75,885	1,308
Demant A/S *	3	–
DSV A/S	3,861	901
Novo Nordisk A/S, Cl B	87,239	9,810
Novozymes A/S, Cl B	11,863	973
Schouw & Co A/S	497	43
Spar Nord Bank	6,812	87
		27,841

Finland — 0.7%
Aktia Bank	5,982	84
Elisa Oyj	66,230	4,072
Kesko Oyj, Cl B	16,264	542
Orion Oyj, Cl B	68,418	2,841
		7,539

France — 1.0%
ABC arbitrage	4,265	35
Carrefour SA	237,961	4,358
La Francaise des Jeux SAEM	11,997	531

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanofi	45,657	$4,599
Technip Energies *	33,670	491
Wavestone	1,230	76
Wendel SA	3,741	449
		10,539

Germany — 0.8%
Beiersdorf AG	1,744	179
Commerzbank AG *	28,234	215
Deutsche Telekom AG	10,580	196
Henkel AG & Co KGaA	19,851	1,551
LEG Immobilien ‡	1,134	158
McKesson Europe AG	874	24
Merck KGaA	24,404	6,300
QIAGEN NV *	2	–
Scout24	1	–
Uniper SE	6,085	289
		8,912

Hong Kong — 3.6%
Bank of East Asia	103,685	149
BOC Hong Kong Holdings Ltd	1,053,500	3,453
Cafe de Coral Holdings	28,000	50
CITIC Telecom International Holdings	1,597,000	539
CK Hutchison Holdings Ltd	1,500	10
CK Infrastructure Holdings Ltd	15,500	99
CLP Holdings Ltd, Cl B	991,656	10,017
Dah Sing Banking Group Ltd	70,498	60
Far East Consortium International ‡	334,000	122
Hang Seng Bank Ltd	79,300	1,451
HK Electric Investments & HK Electric Investments Ltd	2,155,000	2,115
HKT Trust & HKT Ltd	3,234,000	4,347
Hong Kong & China Gas Co Ltd	2,835,000	4,414
Kerry Logistics Network	174,054	425
Langham Hospitality Investments and Langham Hospitality Investments Ltd *‡	425,500	46
Link REIT ‡	192,100	1,692
Miramar Hotel & Investment	49,000	80
MTR Corp Ltd	285,500	1,533
PCCW Ltd	4,732,000	2,397
Power Assets Holdings Ltd	541,000	3,372
Prosperity ‡	203,000	80
Regal Hotels International Holdings Ltd *	174,000	68
SmarTone Telecommunications Holdings	163,760	87
Sun Hung Kai Properties Ltd ‡	109,500	1,329
VTech Holdings Ltd	58,569	459
		38,394

Ireland — 1.2%
Accenture PLC, Cl A	21,504	8,914
Kerry Group PLC, Cl A	28,815	3,711
		12,625

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 1.3%
Bank Hapoalim BM	487,732	$5,016
Bank Leumi Le-Israel BM	317,218	3,409
Bezeq The Israeli Telecommunication Corp Ltd *	885,649	1,462
First International Bank of Israel	24,926	1,035
Isracard Ltd	5	–
Israel Discount Bank Ltd, Cl A	18,910	127
Mizrahi Tefahot Bank Ltd	42,655	1,645
Neto Malinda Trading *	3,781	134
Neto ME Holdings	982	57
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	3,823	287
Shufersal Ltd	82,536	687
		13,859

Italy — 1.6%
A2A SpA	351,046	685
ACEA	28,012	598
Credito Emiliano	29,015	191
Eni SpA	529,978	7,351
Ferrari NV	9,421	2,441
Hera SpA	359,103	1,493
Iren SpA	1,054,947	3,184
Orsero SpA	2,595	35
Recordati SpA	10,314	661
		16,639

Japan — 8.2%
Aeon Hokkaido Corp	31,500	347
Ahjikan Co Ltd	2,176	16
Aichi Electric	600	15
Akita Bank	2,000	28
Alinco	2,700	23
Araya Industrial Co Ltd	2,600	38
Arcs Co Ltd	38,300	709
Atsugi Co Ltd *	5,850	29
Axial Retailing	3,600	105
Belc Co Ltd	4,300	210
Calbee Inc	39,600	918
Canon Marketing Japan (A)	7,100	141
Cawachi Ltd	27,300	522
C'BON COSMETICS Co Ltd *	1,100	17
Computer Engineering & Consulting	7,800	74
CONEXIO	3,300	42
Cosmos Pharmaceutical Corp	3,100	455
Create Medic Co Ltd	5,677	48
DyDo Group Holdings Inc	10,390	428
Earth Chemical	21,200	1,129
Eizo	6,000	210
FAN Communications	8,000	27
Fujicco	16,200	265
Fujiya Co Ltd	8,200	161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Global One Real Estate Investment ‡	141	$148
Hagihara Industries	9,300	103
Heiwado	10,000	168
Hitachi Ltd	569	31
Hokkaido Gas Co Ltd	2,400	32
Hokuto Corp	34,900	579
Hyakujushi Bank	6,900	90
IT Holdings	2,900	86
Itochu-Shokuhin Co Ltd	2,003	87
Itoham Yonekyu Holdings	20,500	117
Japan Oil Transportation Co Ltd	2,100	48
Japan Post Insurance	51,100	820
Japan Tobacco Inc (A)	397,100	8,011
Kaken Pharmaceutical Co Ltd	23,200	848
Kakiyasu Honten Co Ltd	1,131	28
Kamigumi Co Ltd	100	2
Kato Sangyo Co Ltd	27,200	791
KDDI Corp	339,000	9,884
KFC Holdings Japan Ltd	4,000	101
Kyokuyo Co Ltd	5,100	136
KYORIN Holdings Inc	104,700	1,678
Lawson Inc	29,100	1,381
LIFULL *	19,900	42
Lion Corp	100	1
Maezawa Kasei Industries	2,400	27
Marimo Regional Revitalization REIT Inc ‡	75	86
Marubeni Corp	–	–
Marvelous	5,300	34
McDonald's Holdings Co Japan Ltd	85,800	3,794
MEIJI Holdings Co Ltd	7,000	417
Ministop Co Ltd	16,500	201
Miroku Jyoho Service	6,500	78
Mitsubishi Shokuhin Co Ltd	18,900	454
Miyoshi Oil & Fat Co Ltd	16,300	179
Mochida Pharmaceutical Co Ltd	6,100	184
Morozoff Ltd	600	31
MOS Food Services Inc	4,700	126
MS&AD Insurance Group Holdings Inc	18,600	572
Musashi Co Ltd	2,400	37
Nakanishi	8,500	156
Natori Co Ltd	500	9
Nihon Chouzai Co Ltd	25,200	301
Nippn	111,234	1,600
Nippon BS Broadcasting Corp	1,700	17
Nippon Kanzai Co Ltd	6,700	168
Nippon Telegraph & Telephone Corp	370,300	10,133
Nisshin Oillio Group Ltd/The	14,852	374
Nissin Electric	6,600	90
Nissin Foods Holdings Co Ltd	5,500	401
Nittoc Construction	10,000	57
Ohsho Food Service Corp	2,000	106
Okinawa Cellular Telephone Co	3,500	155

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ooedo Onsen Reit Investment Corp ‡	67	$42
Oracle Corp Japan	12,400	938
Osaki Electric	13,700	56
Otsuka Holdings Co Ltd (A)	19,400	702
OUG Holdings Inc	2,236	53
Plenus Co Ltd	14,200	249
Rock Field Co Ltd	6,100	80
Rohm Co Ltd	4,800	435
Sakata Seed	2,600	74
San Holdings Inc	3,800	50
San ju San Financial Group	6,900	88
San-A Co Ltd, Cl A	13,200	479
Sankyo Co Ltd	24,400	632
Shinmaywa Industries	8,000	61
Showa Sangyo Co Ltd	18,600	430
SKY Perfect JSAT Holdings Inc	51,700	189
Softbank Corp	1,024,000	12,953
Sompo Holdings	5,000	211
SOSiLA Logistics REIT ‡	33	50
SRA Holdings	3,200	80
ST Corp	2,300	31
Sugi Holdings Co Ltd	30,300	1,831
Sundrug Co Ltd	55,400	1,445
Suzuden	2,100	33
Takasago International	2,300	58
Tekken	2,500	39
Toho Holdings Co Ltd	3,311	50
TOKAI Holdings	24,600	186
Tosoh Corp	35,800	532
Towa Bank	7,100	33
Toyo Kanetsu	1,900	41
Toyo Suisan Kaisha Ltd	5,900	250
Trend Micro Inc/Japan	98,000	5,435
Tsuruha Holdings Inc	12,700	1,218
Unicafe Inc *(A)	6,400	57
Unicharm Corp	53,200	2,313
United Super Markets Holdings Inc	101,800	934
Valor Holdings Co Ltd	6,500	121
Vital KSK Holdings Inc	48,900	343
Wowow Inc (A)	7,424	113
XYMAX REIT Investment Corp ‡	105	107
Yakult Honsha Co Ltd	16,800	876
Yamada Denki Co Ltd *	9,100	31
Yaoko Co Ltd	6,100	370
Yokohama Reito	–	–
ZERIA Pharmaceutical	4,300	73
ZIGExN	16,300	44
ZOZO Inc	35,500	1,107
		86,479

Netherlands — 1.5%
ABN AMRO Bank NV	4,578	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aegon NV	86,173	$431
Heineken Holding NV	1,881	174
ING Groep NV	105,961	1,475
JDE Peet's	15,328	472
Koninklijke Ahold Delhaize NV	122,549	4,200
Koninklijke KPN NV	633,337	1,966
NN Group NV	3	–
Randstad NV	13,939	952
Royal Dutch Shell PLC, Cl A	132,404	2,908
Wolters Kluwer NV	26,902	3,169
		15,814

New Zealand — 0.3%
Freightways Ltd	26,211	231
Heartland Group Holdings	81,990	141
Mainfreight Ltd	8,347	537
Spark New Zealand Ltd	468,014	1,448
Trustpower Ltd	8,293	42
Vector Ltd	34,384	94
Warehouse Group Ltd/The	38,887	107
		2,600

Norway — 0.7%
AF Gruppen ASA	449	10
Aker BP ASA	11,260	346
Bouvet	2,334	20
DNB Bank	78,749	1,800
Gjensidige Forsikring ASA	55,455	1,345
Kongsberg Gruppen	19,082	618
Odfjell Drilling *	13,187	30
Orkla ASA	3,563	36
SpareBank 1 SR-Bank	13,495	204
Telenor ASA	140,456	2,207
Veidekke	21,684	325
		6,941

Portugal — 0.4%
Jeronimo Martins SGPS SA	107,398	2,455
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,235
		3,690

Singapore — 0.4%
Bukit Sembawang Estates ‡	11,700	43
Fraser and Neave Ltd	20,400	21
Jardine Cycle & Carriage Ltd	60,000	917
Kimly	90,400	28
Oversea-Chinese Banking Corp Ltd	41,100	347
Raffles Medical Group	19,700	20
Sheng Siong Group Ltd	1,367,374	1,481
Singapore Technologies Engineering Ltd	532,000	1,484
		4,341

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	1,782	11
Enagas SA	8,418	195

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financiera Alba	1,963	$115
Red Electrica Corp SA	103,016	2,231
		2,552

Sweden — 0.8%
Axfood AB	235,292	6,766
Essity AB, Cl B	47,942	1,562
Telefonaktiebolaget LM Ericsson, Cl B	330	4
		8,332

Switzerland — 6.3%
AEVIS VICTORIA SA *	1,870	30
Alcon Inc	40,684	3,589
Allreal Holding AG, Cl A ‡	8,266	1,833
Berner Kantonalbank AG	37	8
BKW AG	7,977	1,041
Chocoladefabriken Lindt & Spruengli AG	235	3,253
Emmi	1,122	1,326
Georg Fischer	55	83
LEM Holding	29	81
Luzerner Kantonalbank	151	69
Mobimo Holding AG *‡	1,240	415
Nestle SA	14,084	1,971
Novartis AG	96,432	8,470
Orior AG	1,082	107
Plazza AG ‡	133	49
PSP Swiss Property AG ‡	19,524	2,438
Roche Holding	1,460	654
Roche Holding AG	26,408	10,976
SGS SA, Cl B	1,586	5,292
SKAN Group	1,091	106
Sonova Holding AG	19,796	7,744
St Galler Kantonalbank AG	275	131
Straumann Holding AG	400	850
Swiss Life Holding AG	2,412	1,475
Swiss Prime Site AG ‡	2,580	254
Swisscom AG	24,899	14,046
TX Group AG *	491	84
Valiant Holding AG	826	83
Varia US Properties AG ‡	560	31
		66,489

United Kingdom — 3.4%
Alliance Pharma	7,738	11
Aon PLC, Cl A	7,297	2,193
Big Yellow Group ‡	9,108	211
British Land (United Kingdom) ‡	94,402	679
Bunzl PLC	16,031	626
Ferguson PLC	44,670	7,929
Genus	5,958	398
GlaxoSmithKline PLC	408,444	8,888
Greggs PLC	937	42
Howden Joinery Group	41,252	504

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Imperial Brands PLC	43,098	$944
J Sainsbury PLC	996,991	3,724
Kingfisher PLC	4,054	19
Liberty Global PLC, Cl A *	28,939	803
Liberty Global PLC, Cl C *	57,650	1,619
M&G	424,707	1,148
Medtronic PLC	23,554	2,437
Rightmove PLC	36,023	388
Tate & Lyle PLC	134,987	1,209
Tesco	105,519	414
Unilever PLC	23,783	1,271
		35,457

United States — 57.8%
Communication Services — 5.8%
Activision Blizzard Inc	2	–
Alphabet Inc, Cl A *	4,511	13,069
Alphabet Inc, Cl C *	1,052	3,044
AT&T Inc	417,522	10,271
Comcast Corp, Cl A	8,307	418
Electronic Arts Inc	11,838	1,561
Fox Corp, Cl A	54,494	2,011
Fox Corp, Cl B	54,591	1,871
Interpublic Group of Cos Inc/The	19,903	745
John Wiley & Sons Inc, Cl A	21,320	1,221
Liberty Media Corp-Liberty SiriusXM *	5,335	271
Meta Platforms Inc, Cl A *	11,590	3,898
News Corp, Cl A	34	1
Omnicom Group Inc	80,838	5,923
Scholastic Corp, Cl B	28,230	1,128
Verizon Communications Inc	296,610	15,412
Yelp Inc, Cl A *	21,438	777
		61,621
Consumer Discretionary — 2.0%
AutoZone Inc *	988	2,071
Choice Hotels International Inc	1,557	243
Domino's Pizza Inc	1,074	606
General Motors Co *	3,466	203
Genuine Parts Co	4,022	564
Home Depot Inc/The	18,870	7,831
O'Reilly Automotive Inc *	773	546
Target Corp, Cl A	36,921	8,545
		20,609
Consumer Staples — 13.3%
Bunge Ltd	1	–
Casey's General Stores Inc	31,854	6,286
Central Garden & Pet Co, Cl A *	1,731	83
Church & Dwight Co Inc	63,392	6,498
Clorox Co/The	3,604	628
Colgate-Palmolive Co	151,468	12,926
Conagra Brands Inc	2,371	81
Costco Wholesale Corp	27,859	15,816

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flowers Foods Inc	132,239	$3,633
General Mills Inc	130,077	8,765
Hershey Co/The	58,421	11,303
Hormel Foods Corp	48,314	2,358
Inter Parfums Inc	2,369	253
J M Smucker Co/The	30,046	4,081
John B Sanfilippo & Son Inc	7,496	676
Kellogg Co	108,918	7,016
Kimberly-Clark Corp	36,795	5,259
Kroger Co/The	104,511	4,730
Lancaster Colony Corp	809	134
McCormick & Co Inc/MD	15,300	1,478
Mondelez International Inc, Cl A	119,899	7,951
Nomad Foods *	41,177	1,045
PepsiCo Inc	34,575	6,006
Philip Morris International Inc	62,997	5,985
Procter & Gamble Co/The	61,937	10,132
Tyson Foods Inc, Cl A	13,129	1,144
USANA Health Sciences Inc *	14,391	1,456
Walmart Inc	97,994	14,179
		139,902
Financials — 3.8%
American Business Bank *	1,369	54
Arthur J Gallagher & Co	9,479	1,608
Berkshire Hathaway, Cl A *	11	4,957
Berkshire Hathaway Inc, Cl B *	31,500	9,419
Brown & Brown Inc	2,692	189
Cboe Global Markets Inc	23,313	3,040
CME Group Inc	18,243	4,168
First American Financial Corp	4,426	346
Intercontinental Exchange Inc	54,363	7,435
KKR Real Estate Finance Trust Inc ‡	18,917	394
Marsh & McLennan Cos Inc	43,922	7,635
MFA Financial Inc ‡	50,737	231
Nelnet Inc, Cl A	3,366	329
Sixth Street Specialty Lending Inc	51	1
Waterstone Financial Inc	21,532	471
		40,277
Health Care — 11.9%
AbbVie Inc	37,359	5,058
Agilent Technologies Inc	34,240	5,466
Becton Dickinson and Co	10,447	2,627
Bio-Rad Laboratories Inc, Cl A *	10,079	7,615
Bristol-Myers Squibb Co	6,365	397
Cerner Corp	158,922	14,759
Chemed Corp	11,106	5,876
CVS Health Corp	26,200	2,703
Gilead Sciences Inc	71,332	5,180
HCA Healthcare Inc	4,380	1,125
Henry Schein Inc *	26,827	2,080
IDEXX Laboratories Inc *	5,239	3,450
Johnson & Johnson	81,733	13,982

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratory Corp of America Holdings *	24,911	$7,827
Merck & Co Inc	98,210	7,527
Mettler-Toledo International Inc *	5,036	8,547
Molina Healthcare Inc *	2,507	797
National HealthCare Corp	10,063	684
Pfizer Inc	238,086	14,059
Prestige Consumer Healthcare Inc, Cl A *	31,741	1,925
Quest Diagnostics Inc	11,585	2,004
Regeneron Pharmaceuticals Inc *	3,423	2,162
Stryker Corp	3,881	1,038
Vertex Pharmaceuticals Inc *	7,748	1,701
Waters Corp *	18,324	6,828
West Pharmaceutical Services Inc	882	414
		125,831
Industrials — 3.8%
3M Co	9,794	1,740
A O Smith Corp	13,272	1,139
AMERCO	4,696	3,410
CH Robinson Worldwide Inc	42,994	4,628
Expeditors International of Washington Inc	97,942	13,153
General Dynamics Corp	25,860	5,391
Graco Inc	17,242	1,390
Insperity Inc, Cl A	1,258	149
Lockheed Martin Corp	724	257
Northrop Grumman Corp	449	174
Robert Half International Inc	67,217	7,496
Waste Management Inc	2,314	386
Watsco Inc	1,091	341
ZIM Integrated Shipping Services	3,653	215
		39,869
Information Technology — 12.1%
Amdocs Ltd	6,120	458
Arista Networks Inc *	57,800	8,309
Avnet Inc	16,532	682
Broadcom Inc	12,575	8,368
Cadence Design Systems Inc *	7,616	1,419
Check Point Software Technologies Ltd *	75,250	8,771
Ciena Corp *	69,355	5,338
Cisco Systems Inc/Delaware	199,110	12,618
CommVault Systems Inc *	50,741	3,497
Dell Technologies Inc, Cl C *	10,610	596
F5 Inc, Cl A *	35,982	8,805
Fair Isaac Corp *	6,422	2,785
Fortinet Inc *	18,119	6,512
Gartner Inc *	9,755	3,261
HP Inc	39,179	1,476
Intuit Inc	1,869	1,202
Jack Henry & Associates Inc	5,917	988
Juniper Networks Inc	315,642	11,272
Keysight Technologies Inc *	6,277	1,296
Microsoft Corp	22,025	7,407
Motorola Solutions Inc	40,773	11,078

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Instruments Corp	30,794	$1,345
NetScout Systems Inc *	31,539	1,043
Oracle Corp, Cl B	131,464	11,465
Progress Software Corp	17,398	840
Radware Ltd *	43,297	1,803
SS&C Technologies Holdings Inc	39,592	3,246
Synopsys Inc *	612	225
VMware Inc, Cl A	11,189	1,297
		127,402
Materials — 3.2%
AptarGroup Inc	12,155	1,489
Ecolab Inc	26,486	6,213
Materion Corp	18,892	1,737
Nucor Corp	14,545	1,660
Packaging Corp of America	30,590	4,165
Reliance Steel & Aluminum Co	57,596	9,343
Royal Gold Inc, Cl A	24,448	2,572
Sherwin-Williams Co/The, Cl A	7,601	2,677
Silgan Holdings Inc	79,424	3,403
		33,259
Real Estate — 1.0%
CubeSmart ‡	7,992	455
Equity LifeStyle Properties Inc ‡	17,076	1,497
Extra Space Storage Inc ‡	11,284	2,558
Public Storage ‡	16,579	6,210
		10,720
Utilities — 0.9%
American Electric Power Co Inc	9,451	841
Consolidated Edison Inc	23,418	1,998
Hawaiian Electric Industries Inc	34,368	1,426
PPL Corp	74,291	2,233
UGI Corp	62,114	2,852
		9,350
		608,840

Total Common Stock
(Cost $857,220) ($ Thousands)		1,028,954

PREFERRED STOCK — 0.2%
Germany — 0.2%
Fuchs Petrolub (B)	4,331	196
Henkel AG & Co KGaA(B)	18,613	1,506

Total Preferred Stock
(Cost $1,843) ($ Thousands)		1,702

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.020% **†(C)	9,445,960	$9,447

Total Affiliated Partnership
(Cost $9,448) ($ Thousands)		9,447

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	17,068,221	17,068

Total Cash Equivalent
(Cost $17,068) ($ Thousands)		17,068

Total Investments in Securities — 100.3%
(Cost $885,579) ($ Thousands)		$1,057,171

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	33	Mar-2022	$1,541	$1,609	$53
FTSE 100 Index	5	Mar-2022	486	496	4
Hang Seng Index	1	Jan-2022	150	150	1
S&P 500 Index E-MINI	36	Mar-2022	8,418	8,565	147
SPI 200 Index	3	Mar-2022	393	401	3
TOPIX Index	6	Mar-2022	1,040	1,039	7
			$12,028	$12,260	$215

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
**Add Broker** WESTCAP	01/11/22	CHF	5,449,801	USD	127,930	$(206)
Barclays PLC	01/10/22	CAD	24,971	USD	19,763	(7)
Barclays PLC	01/10/22	NOK	26,335	USD	2,940	(47)
Brown Brothers Harriman	01/10/22	USD	225	NZD	331	1
Brown Brothers Harriman	01/10/22	USD	309	SGD	422	3
Brown Brothers Harriman	01/10/22	NZD	25	USD	17	—
Brown Brothers Harriman	01/10/22	NZD	356	USD	240	(3)
Brown Brothers Harriman	01/10/22	USD	425	NOK	3,816	8
Brown Brothers Harriman	01/10/22	USD	34	NOK	296	—
Brown Brothers Harriman	01/10/22	SGD	20	USD	15	—
Brown Brothers Harriman	01/10/22	SGD	456	USD	334	(4)
Brown Brothers Harriman	01/10/22	USD	49	SEK	450	—
Brown Brothers Harriman	01/10/22	USD	662	SEK	5,981	(1)
Brown Brothers Harriman	01/10/22	USD	1,213	AUD	1,687	14
Brown Brothers Harriman	01/10/22	GBP	1,526	USD	2,027	(39)
Brown Brothers Harriman	01/10/22	AUD	131	USD	95	—
Brown Brothers Harriman	01/10/22	AUD	1,680	USD	1,202	(20)
Brown Brothers Harriman	01/10/22	USD	1,793	HKD	13,994	1
Brown Brothers Harriman	01/10/22	USD	25	HKD	198	—
Brown Brothers Harriman	01/10/22	USD	1,867	DKK	12,259	8
Brown Brothers Harriman	01/10/22	USD	1,915	GBP	1,436	31
Brown Brothers Harriman	01/10/22	USD	2,631	CAD	3,361	30
Brown Brothers Harriman	01/10/22	USD	3,882	CHF	3,567	34
Brown Brothers Harriman	01/10/22	CHF	214	USD	235	—
Brown Brothers Harriman	01/10/22	CHF	3,802	USD	4,127	(47)
Brown Brothers Harriman	01/10/22	CAD	7	USD	5	—
Brown Brothers Harriman	01/10/22	CAD	4,167	USD	3,252	(47)
Brown Brothers Harriman	01/10/22	NOK	333	USD	38	—
Brown Brothers Harriman	01/10/22	NOK	3,963	USD	440	(9)
Brown Brothers Harriman	01/10/22	USD	5,242	EUR	4,628	22
Brown Brothers Harriman	01/10/22	EUR	214	USD	243	—
Brown Brothers Harriman	01/10/22	EUR	5,156	USD	5,820	(44)
Brown Brothers Harriman	01/10/22	SEK	775	USD	86	—
Brown Brothers Harriman	01/10/22	SEK	6,856	USD	754	(3)
Brown Brothers Harriman	01/10/22	DKK	568	USD	87	—
Brown Brothers Harriman	01/10/22	DKK	13,642	USD	2,070	(16)
Brown Brothers Harriman	01/10/22	HKD	1,053	USD	135	—
Brown Brothers Harriman	01/10/22	HKD	16,533	USD	2,119	(1)
Brown Brothers Harriman	01/11/22	USD	369	JPY	42,479	—
Brown Brothers Harriman	01/11/22	USD	5,638	JPY	640,323	(77)
Brown Brothers Harriman	01/11/22	JPY	921,357	USD	8,089	88
Standard Chartered	01/10/22	NZD	2,263	USD	1,532	(17)
Standard Chartered	01/10/22	GBP	10,039	USD	13,251	(346)
Standard Chartered	01/10/22	SEK	48,456	USD	5,339	(13)
Standard Chartered	01/10/22	DKK	94,964	USD	14,416	(106)

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	01/10/22	HKD	108,425	USD	13,905	$(2)
						$(815)

Percentages are based on Net Assets of $1,054,028 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $8,978 ($ Thousands).
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $9,447 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's
SGD — Singapore Dollar
SEK — Swedish Krona
SPI — Share Price Index
TOPIX- Tokyo Price Index
USD — U.S. Dollar

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,028,954	–	–	1,028,954
Preferred Stock	1,506	196	–	1,702
Affiliated Partnership	–	9,447	–	9,447
Cash Equivalent	17,068	–	–	17,068
Total Investments in Securities	1,047,528	9,643	–	1,057,171

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	215	–	–	215
Forwards Contracts*
Unrealized Appreciation	–	240	–	240
Unrealized Depreciation	–	(1,055)	–	(1,055)
Total Other Financial Instruments	215	(815)	–	(600)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$13,534	$21,850	$(25,937)	$—	$—	$9,447	9,445,960	$13	$—
SEI Daily Income Trust, Government Fund, Cl F	9,489	39,308	(31,729)	—	—	17,068	17,068,221	—	—
Totals	$23,023	$61,158	$(57,666)	$—	$—	$26,515		$13	$—

Amounts designated as “—” are $0 or have been rounded to $0.

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 2.4%
Activision Blizzard Inc	7,842	$522
Alphabet Inc, Cl A *	1,342	3,888
Alphabet Inc, Cl C *	590	1,707
Fox Corp, Cl A	83,711	3,089
Fox Corp, Cl B	11,835	405
John Wiley & Sons Inc, Cl A	55,857	3,199
Madison Square Garden Entertainment Corp *	12,894	907
Madison Square Garden Sports Corp *	8,586	1,491
Netflix Inc *	949	572
New York Times Co/The, Cl A	86,350	4,171
Quebecor Inc, Cl B	40,500	915
SK Telecom ADR (A)	78,836	2,102
Take-Two Interactive Software Inc, Cl A *	15,922	2,830
Zynga Inc, Cl A *	28,433	182

		25,980
Consumer Discretionary — 7.2%
Amazon.com Inc, Cl A *	263	877
AutoZone Inc *	10,000	20,964
Darden Restaurants Inc	15,105	2,275
Dick's Sporting Goods Inc	32,489	3,736
Dollar General Corp	8,848	2,087
Domino's Pizza Inc	3,844	2,169
eBay Inc	140,400	9,337
Frontdoor Inc *	25,115	920
Graham Holdings Co, Cl B	4,037	2,543
McDonald's Corp	25,821	6,922
Target Corp, Cl A	80,455	18,620
Toyota Motor Corp ADR	38,500	7,134

		77,584
Consumer Staples — 15.6%
Altria Group Inc	93,946	4,452
Bunge Ltd	11,344	1,059
Campbell Soup Co	38,780	1,685
Church & Dwight Co Inc	66,413	6,807
Clorox Co/The	32,002	5,580
Coca-Cola Co/The	63,107	3,737
Coca-Cola Europacific Partners PLC	49,400	2,763
Colgate-Palmolive Co	101,399	8,653
Costco Wholesale Corp	13,236	7,514
General Mills Inc	51,227	3,452
Hershey Co/The	35,196	6,809
Hormel Foods Corp	125,879	6,144
J M Smucker Co/The	26,111	3,546
Kellogg Co	78,461	5,054
Kimberly-Clark Corp	2,775	397
Kraft Heinz Co/The	63,800	2,291
Kroger Co/The	385,643	17,454
Lamb Weston Holdings Inc	28,333	1,796

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McCormick & Co Inc/MD	79,237	$7,655
Metro Inc/CN, Cl A	58,400	3,113
PepsiCo Inc	56,305	9,781
Procter & Gamble Co/The	43,671	7,144
Sanderson Farms Inc	20,200	3,860
Tyson Foods Inc, Cl A	183,000	15,950
Walmart Inc	220,879	31,959

		168,655
Energy — 0.3%
DT Midstream Inc	19,049	914
Williams Cos Inc/The	106,785	2,781

		3,695
Financials — 11.0%
Aflac Inc	112,800	6,586
Allstate Corp/The	65,446	7,700
American Financial Group Inc/OH	41,500	5,699
Assurant Inc	10,566	1,647
Bank of America Corp	7,089	315
Bank of Hawaii Corp	15,469	1,296
Bank of New York Mellon Corp/The	72,600	4,217
Berkshire Hathaway Inc, Cl B *	64,800	19,375
Cboe Global Markets Inc	46,588	6,075
Chubb Ltd	12,399	2,397
Cullen/Frost Bankers Inc	10,482	1,321
Everest Re Group Ltd	39,096	10,709
Hanover Insurance Group Inc/The, Cl A	30,304	3,972
MGIC Investment Corp	141,647	2,043
Morningstar Inc, Cl A	21,864	7,477
National Bank of Canada	54,700	4,176
Progressive Corp/The	115,800	11,887
RenaissanceRe Holdings Ltd	31,431	5,322
TFS Financial Corp	125,478	2,242
Travelers Cos Inc/The	83,472	13,057
White Mountains Insurance Group Ltd	2,847	2,887

		120,400
Health Care — 20.3%
2seventy bio Inc *	18,880	484
AbbVie Inc	53,300	7,217
ABIOMED Inc *	6,106	2,193
AmerisourceBergen Corp, Cl A	14,727	1,957
Amgen Inc, Cl A	16,800	3,780
Anthem Inc	44,047	20,417
AstraZeneca PLC ADR	93,200	5,429
Baxter International Inc	37,184	3,192
Bio-Rad Laboratories Inc, Cl A *	4,035	3,049
Bristol-Myers Squibb Co	126,385	7,880
Chemed Corp	1,680	889
CVS Health Corp	31,417	3,241
Danaher Corp, Cl A	5,182	1,705
Eli Lilly & Co	95,629	26,415

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gilead Sciences Inc	39,268	$2,851
Humana Inc	29,662	13,759
Johnson & Johnson	176,016	30,111
McKesson Corp	8,957	2,226
Merck & Co Inc	249,354	19,110
Mettler-Toledo International Inc *	3,168	5,377
Organon & Co	24,129	735
Pfizer Inc	367,569	21,705
Premier Inc, Cl A	67,410	2,775
Quest Diagnostics Inc	50,752	8,781
Thermo Fisher Scientific Inc	4,536	3,027
UnitedHealth Group Inc	35,650	17,901
Zoetis Inc, Cl A	18,364	4,481

		220,687
Industrials — 9.7%
3M Co	16,547	2,939
Carrier Global Corp	50,700	2,750
CH Robinson Worldwide Inc	34,716	3,736
Cummins Inc	13,400	2,923
EMCOR Group Inc	13,365	1,703
General Dynamics Corp	30,100	6,275
L3Harris Technologies Inc	26,704	5,694
Landstar System Inc	11,414	2,043
Lockheed Martin Corp	5,885	2,092
Northrop Grumman Corp	40,245	15,578
Quanta Services Inc	37,697	4,322
Raytheon Technologies Corp	135,100	11,627
Republic Services Inc	146,100	20,374
Schneider National Inc, Cl B	108,955	2,932
Waste Management Inc	124,467	20,773

		105,761
Information Technology — 21.9%
Amdocs Ltd	227,100	16,996
Apple Inc	303,048	53,812
Atlassian Corp PLC, Cl A *	9,066	3,457
Automatic Data Processing Inc	12,312	3,036
Ciena Corp *	36,645	2,821
Cisco Systems Inc/Delaware	330,136	20,921
CSG Systems International Inc	37,600	2,166
DocuSign Inc, Cl A *	11,775	1,793
F5 Inc, Cl A *	24,793	6,067
Intel Corp	307,300	15,826
Jack Henry & Associates Inc	10,939	1,827
Marvell Technology Inc	24,484	2,142
Microsoft Corp	92,297	31,041
Motorola Solutions Inc	87,963	23,900
NetApp Inc	46,295	4,259
Oracle Corp, Cl B	234,871	20,483
Qorvo Inc *	29,520	4,617
Seagate Technology Holdings PLC	63,600	7,185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	41,600	$15,330

		237,679
Materials — 2.5%
AptarGroup Inc	6,262	767
Avery Dennison Corp	31,600	6,844
Corteva Inc	84,619	4,001
Royal Gold Inc, Cl A	15,384	1,618
Sealed Air Corp	136,300	9,196
Silgan Holdings Inc	110,800	4,747

		27,173
Real Estate — 0.4%
Equity LifeStyle Properties Inc ‡	29,390	2,576
SBA Communications Corp, Cl A ‡	4,204	1,636

		4,212
Utilities — 7.0%
Ameren Corp	74,283	6,612
American Electric Power Co Inc	74,900	6,664
DTE Energy Co	38,099	4,555
Duke Energy Corp	41,536	4,357
Entergy Corp	41,800	4,709
Eversource Energy	82,362	7,493
National Fuel Gas Co	34,340	2,196
NextEra Energy Inc	108,154	10,097
Portland General Electric Co	73,374	3,883
Public Service Enterprise Group Inc	183,544	12,248
Southern Co/The	83,686	5,739
WEC Energy Group Inc	75,896	7,367

		75,920
Total Common Stock
(Cost $466,742) ($ Thousands)		1,067,746

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(B)	233,019	232

Total Affiliated Partnership
(Cost $233) ($ Thousands)		232

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	17,675,168	$17,675

Total Cash Equivalent
(Cost $17,675) ($ Thousands)		17,675

Total Investments in Securities — 99.9%
(Cost $484,650) ($ Thousands)		$1,085,653

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	30	Mar-2022	$7,043	$7,138	$95

Percentages are based on Net Assets of $1,086,429 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $219 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $232 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,067,746	–	–	1,067,746
Affiliated Partnership	–	232	–	232
Cash Equivalent	17,675	–	–	17,675
Total Investments in Securities	1,085,421	232	–	1,085,653

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	95	–	–	95
Total Other Financial Instruments	95	–	–	95

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$4,919	$14,929	$(19,616)	$—	$—	$232	233,019	$7	$—
SEI Daily Income Trust, Government Fund, Cl F	18,450	37,979	(38,754)	—	—	17,675	17,675,168	—	—
Totals	$23,369	$52,908	$(58,370)	$—	$—	$17,907		$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%
Australia — 5.4%
Abacus Property Group ‡	117,177	$323
AGL Energy Ltd	212,782	951
Ansell	50,216	1,151
ASX Ltd	5,643	381
Aurizon Holdings Ltd	566,069	1,439
AusNet Services	198,571	371
Bendigo & Adelaide Bank	74,373	492
BlueScope Steel Ltd	6,598	100
Charter Hall Long Wale ‡	89,728	330
Coles Group Ltd	78,882	1,028
CSL Ltd	3,824	809
Deterra Royalties	101,448	318
Elders Ltd	57,879	517
Endeavour Group	21,286	104
Harvey Norman Holdings Ltd	469,181	1,685
Inghams Group Ltd	330,641	844
JB Hi-Fi	41,355	1,452
Medibank Pvt	47,280	115
Metcash, Cl A	361,737	1,185
Newcrest Mining Ltd	13,198	235
Orora	269,202	686
REA Group Ltd	3,994	486
Rio Tinto Ltd	14,158	1,033
Sonic Healthcare Ltd	53,941	1,831
Telstra Corp Ltd, Cl B	502,620	1,526
TPG Telecom	25,359	108
Treasury Wine Estates Ltd	37,848	340
Wesfarmers Ltd	36,388	1,567
Woolworths Group Ltd	21,286	588
		21,995
Austria — 1.2%
ANDRITZ AG	11,056	570
CA Immobilien Anlagen AG	4,737	178
Erste Group Bank AG	6,526	307
EVN AG	6,728	203
Mayr Melnhof Karton	4,405	886
Oesterreichische Post AG	37,629	1,615
S IMMO AG ‡	9,548	236
Telekom Austria AG, Cl A	81,520	706
voestalpine AG	2,463	90
		4,791
Belgium — 1.1%
Ageas	29,613	1,534
Etablissements Franz Colruyt	26,582	1,126
Proximus SADP	49,034	956
UCB SA, Cl A	5,816	664
		4,280
Canada — 2.4%
Bank of Nova Scotia, Cl C	13,689	971
Canadian Imperial Bank of Commerce	15,826	1,847
Canadian Tire Corp Ltd, Cl A	18,075	2,596

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogeco Communications	18,559	$1,480
Empire Co Ltd, Cl A	34,652	1,057
Loblaw Cos Ltd	24,108	1,978
		9,929
Denmark — 3.2%
AP Moller - Maersk A/S, Cl B	311	1,114
Carlsberg A/S, Cl B	10,243	1,768
Coloplast A/S, Cl B	10,603	1,862
Danske Bank A/S	60,283	1,039
DSV A/S	3,400	793
Genmab A/S *	1,478	590
Jyske Bank A/S	16,645	856
Novo Nordisk A/S, Cl B	15,879	1,786
Novozymes A/S, Cl B	2,754	226
Royal Unibrew A/S	2,426	273
Scandinavian Tobacco Group A/S	73,722	1,549
Solar, Cl B	3,143	383
Sydbank A/S	22,507	710
UIE	564	160
		13,109
Finland — 1.8%
Aspo	3,559	46
Elisa Oyj	6,082	374
Kemira	53,724	813
Kesko Oyj, Cl B	61,076	2,035
Kone Oyj, Cl B	1,458	105
Orion Oyj, Cl B	26,784	1,112
TietoEVRY	41,758	1,304
Tokmanni Group	30,857	690
Valmet	16,417	703
		7,182
France — 9.2%
Arkema SA	8,090	1,139
AXA SA	35,915	1,070
BNP Paribas SA	3,209	222
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	4,916	118
Caisse Regionale de Credit Agricole Mutuel Nord de France	4,065	94
Carrefour SA	209,341	3,834
Cie de L'Odet	80	121
Cie Generale des Etablissements Michelin SCA	20,163	3,305
Covivio ‡	1,293	106
Credit Agricole	22,471	321
Danone SA	3,206	199
Dassault Systemes	8,698	518
Engie SA	50,101	742
Eurofins Scientific	10,084	1,248
Eutelsat Communications SA	80,872	987
Hermes International	1,456	2,543
Ipsen SA	3,763	345

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lagardere SCA	3,725	$103
Legrand SA	6,656	779
L'Oreal SA	3,384	1,605
Metropole Television SA	56,336	1,099
Orange SA	253,102	2,709
Pernod Ricard SA	6,112	1,470
Prodware	6,476	64
Publicis Groupe SA	3,995	269
Sanofi	66,653	6,714
Sartorius Stedim Biotech	869	477
SEB SA	1,787	278
Societe BIC SA	25,897	1,394
Societe Generale SA	34,187	1,174
Societe LDC	865	95
Stellantis	9,533	181
Technip Energies *	7,749	113
Thales SA, Cl A	6,701	570
TOTAL SA	4,439	225
Virbac	506	244
Vivendi SA	39,336	532
Wendel SA	1,943	233
		37,240
Germany — 6.1%
adidas AG	674	194
Bayerische Motoren Werke AG	11,655	1,173
Deutsche Post AG	43,140	2,774
Deutsche Telekom AG	184,690	3,423
E.ON SE	187,301	2,597
Freenet AG	64,676	1,711
Hannover Rueck SE	1,509	287
Henkel AG & Co KGaA	12,280	959
Hornbach Holding AG & Co KGaA	12,407	1,869
Knorr-Bremse AG	9,277	917
Merck KGaA	11,676	3,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,603	1,660
QIAGEN NV *	2,128	119
SAP SE	1,064	151
Scout24	8,275	578
Siemens Healthineers AG	6,608	495
Sirius Real Estate Ltd ‡	87,389	167
Talanx	3,767	182
Uniper SE	52,457	2,494
Vonovia SE ‡	3,062	169
		24,933
Hong Kong — 3.6%
BOC Hong Kong Holdings Ltd	255,500	837
China Motor Bus Co Ltd ‡	9,200	113
CK Hutchison Holdings Ltd	154,500	997
CK Infrastructure Holdings Ltd	94,000	599
CLP Holdings Ltd, Cl B	226,000	2,283
Dah Sing Banking Group Ltd	585,600	500

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HK Electric Investments & HK Electric Investments Ltd	1,490,000	$1,462
HKT Trust & HKT Ltd	1,380,000	1,855
Hutchison Telecommunications Hong Kong Holdings	1,162,000	186
Kerry Properties Ltd ‡	283,000	737
Lee & Man Paper Manufacturing Ltd	697,000	484
Pacific Textiles Holdings	788,000	372
PCCW Ltd	1,257,704	637
Power Assets Holdings Ltd	186,500	1,163
SmarTone Telecommunications Holdings	328,500	175
VTech Holdings Ltd	286,300	2,242
		14,642
Ireland — 0.5%
Dole	11,373	151
ICON PLC *	3,702	1,147
Kerry Group PLC, Cl A	4,704	606
		1,904
Israel — 0.9%
Albaad Massuot Yitzhak *	8,411	85
Bank Hapoalim BM	61,461	632
Bank Leumi Le-Israel BM	115,413	1,240
Elbit Systems Ltd	2,298	399
Isracard Ltd	–	–
Kerur Holdings Ltd	4,093	131
Mizrahi Tefahot Bank Ltd	12,013	463
Nice Ltd *	1,413	429
Shufersal Ltd	26,493	221
		3,600
Italy — 2.1%
A2A SpA	821,655	1,602
ACEA	54,526	1,164
Assicurazioni Generali SpA	16,518	349
Enel SpA	99,794	798
Eni SpA	28,956	401
Ferrari NV	388	101
Hera SpA	309,958	1,289
Intesa Sanpaolo SpA	58,793	152
Iren SpA	38,535	116
Terna - Rete Elettrica Nazionale	41,284	333
UnipolSai Assicurazioni	764,986	2,151
		8,456
Japan — 22.3%
AEON Investment ‡	755	1,057
Aozora Bank Ltd (A)	37,600	822
Arcs Co Ltd	55,100	1,021
Bandai Namco Holdings Inc	2,300	179
Bridgestone (A)	32,900	1,414
Calbee Inc	19,500	452
Canon Inc (A)	104,200	2,533
Choushimaru Co Ltd	10,500	101
COMSYS Holdings Corp	6,300	140

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daicel Corp	98,700	$682
Daiichi Kensetsu	8,500	148
Daiichi Sankyo Co Ltd	7,500	191
Daiki Aluminium Industry Co Ltd	26,000	361
Dairei	6,300	105
Daito Trust Construction Co Ltd	9,900	1,133
DCM Holdings Co Ltd	162,700	1,506
Earth	12,500	666
EDION Corp	55,000	513
EXEO Group	8,300	175
FUJIFILM Holdings Corp	9,400	695
Fujitsu Ltd	1,500	256
Heiwado	10,900	183
Hokkaido Gas Co Ltd	9,800	130
Honda Motor Co Ltd	26,900	761
Hoya Corp	1,500	222
Inaba Denki Sangyo Co Ltd	50,800	1,192
ITOCHU Corp	124,300	3,800
Itochu Enex Co Ltd	119,800	1,037
Iwatani	13,300	670
Japan Post Bank Co Ltd	113,600	1,040
Japan Post Holdings Co Ltd	199,700	1,556
Japan Tobacco Inc (A)	119,500	2,411
JXTG Holdings Inc	276,800	1,037
Kadoya Sesame Mills Inc	2,600	89
Kaken Pharmaceutical Co Ltd	25,000	914
Kamigumi Co Ltd	87,400	1,655
Kaneka Corp	20,500	672
Kato Sangyo Co Ltd	8,700	253
KDDI Corp	165,700	4,831
Keihanshin Building Co Ltd ‡	14,200	192
Keiyo Co Ltd	32,400	238
Kinden Corp	89,000	1,336
Kurimoto Ltd	6,800	93
Kyokuyo Co Ltd	3,800	102
KYORIN Holdings Inc	12,100	194
Lawson Inc	35,900	1,704
Lintec	31,100	712
Maruichi Steel Tube Ltd	23,100	511
MatsukiyoCocokara	2,900	107
McDonald's Holdings Co Japan Ltd	31,700	1,402
Medipal Holdings Corp	57,500	1,077
MEIJI Holdings Co Ltd	21,900	1,305
Mirait Holdings	24,700	407
Mitsubishi Electric	24,200	307
Mitsubishi Shokuhin Co Ltd	33,300	800
Miyoshi Oil & Fat Co Ltd	10,200	112
Mizuho Financial Group Inc	280,180	3,559
Mizuno	6,300	123
MS&AD Insurance Group Holdings Inc	27,000	831
Nintendo Co Ltd	1,400	652
Nippn	57,000	820

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippo Corp	24,300	$842
Nippon Kanzai Co Ltd	5,500	138
Nippon Telegraph & Telephone Corp	231,300	6,329
Nippon Television Holdings	69,200	703
Nisshin Oillio Group Ltd/The	20,000	504
Nissin Foods Holdings Co Ltd	2,500	182
Nitto Fuji Flour Milling Co Ltd	8,000	265
Nomura Holdings	237,900	1,035
Okinawa Cellular Telephone Co	3,100	138
Ono Pharmaceutical Co Ltd	14,600	362
ORIX	60,100	1,222
Otsuka Corp	9,100	433
Otsuka Holdings Co Ltd (A)	9,800	355
OUG Holdings Inc	4,800	113
Proto Corp	12,200	145
Rengo	107,600	813
Ricoh Co Ltd	10,000	93
Sankyo Co Ltd	38,600	1,000
Sankyu	25,000	1,036
Sawai Group Holdings	2,700	103
Seino Holdings	65,700	666
Sekisui House	47,800	1,024
Seven & i Holdings Co Ltd	10,200	448
Shimamura Co Ltd	2,700	227
Shionogi & Co Ltd	6,600	466
Softbank Corp	155,100	1,962
Sompo Holdings	8,200	345
Subaru Corp	16,900	302
Sugi Holdings Co Ltd	7,900	477
Sumitomo Mitsui Financial Group Inc	46,500	1,589
Sumitomo Osaka Cement Co Ltd	32,100	986
Suzuken Co Ltd/Aichi Japan	8,900	257
Taisho Pharmaceutical Holdings Co Ltd	1,950	89
Teijin Ltd	96,800	1,190
Toho Holdings Co Ltd	13,800	210
Tokio Marine Holdings Inc	7,200	400
Tokyo Gas Co Ltd	21,900	392
Towa Pharmaceutical	15,400	383
Toyo Suisan Kaisha Ltd	35,300	1,495
Toyota Motor Corp	112,300	2,059
Trend Micro Inc/Japan	32,700	1,814
Tsuruha Holdings Inc	4,400	422
Unicharm Corp	12,500	543
Valor Holdings Co Ltd	32,500	606
Yamada Denki Co Ltd	551,200	1,882
Yamaguchi Financial Group	169,800	993
Yamaha Motor	5,000	120
Yaoko Co Ltd	1,700	103
Yellow Hat Ltd	11,200	161
Zaoh	8,700	151
ZERIA Pharmaceutical	6,300	107
		90,867

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 3.6%
ABN AMRO Bank NV	11,695	$172
ASML Holding NV	751	603
Heineken NV	6,605	743
JDE Peet's	8,450	260
Koninklijke Ahold Delhaize NV	207,688	7,117
Koninklijke KPN NV	75,711	235
NN Group NV	62,608	3,390
Randstad NV	3,774	258
Signify NV	18,561	861
Universal Music Group	16,699	471
Wolters Kluwer NV	5,179	610
		14,720
New Zealand — 0.9%
EBOS Group Ltd	5,627	159
Fisher & Paykel Healthcare Corp Ltd	34,373	771
Freightways Ltd	64,774	570
Mainfreight Ltd	17,090	1,098
Mercury NZ Ltd	109,078	457
Meridian Energy	35,190	117
Spark New Zealand Ltd	98,605	305
		3,477
Norway — 1.1%
Austevoll Seafood ASA	41,885	505
DNB Bank	22,448	513
Norsk Hydro ASA	104,457	824
Orkla ASA	172,578	1,729
Sparebank 1 Oestlandet	6,917	114
SpareBank 1 SMN	6,562	111
SpareBank 1 SR-Bank	17,208	260
Telenor ASA	32,325	508
		4,564
Portugal — 0.7%
Jeronimo Martins SGPS SA	86,576	1,979
NOS SGPS SA	37,349	145
Sonae SGPS	467,890	533
		2,657
Singapore — 2.7%
DBS Group Holdings Ltd	125,500	3,040
Great Eastern Holdings	6,700	100
Jardine Cycle & Carriage Ltd	123,600	1,889
Mapletree Industrial Trust ‡	59,850	120
Mapletree Logistics Trust ‡	154,270	218
Olam International Ltd	140,500	182
Oversea-Chinese Banking Corp Ltd	241,700	2,044
Sheng Siong Group Ltd	553,500	600
Straits Trading	74,500	183
United Overseas Bank Ltd	104,800	2,091
Venture Corp Ltd	17,400	236
Wilmar International Ltd	124,500	382
		11,085

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 2.3%
CaixaBank SA	37,980	$104
Cia de Distribucion Integral Logista Holdings	81,284	1,626
Ebro Foods SA	45,648	878
Endesa SA	109,975	2,524
Faes Farma	146,861	584
Iberdrola SA	149,089	1,762
Red Electrica Corp SA	85,948	1,861
Repsol SA, Cl A	8,805	105
		9,444
Sweden — 2.1%
Axfood AB	54,195	1,558
Epiroc, Cl B	14,793	314
Industrivarden, Cl A	127	4
KNOW IT AB	7,589	314
Nordea Bank Abp, Cl A	110,952	1,353
Nyfosa ‡	18,745	322
Samhallsbyggnadsbolaget i Norden ‡	93,792	688
Skandinaviska Enskilda Banken AB, Cl A	35,084	487
Svenska Cellulosa AB SCA, Cl B	11,438	203
Svenska Handelsbanken AB, Cl A	17,680	191
Swedbank AB, Cl A	41,164	826
Swedish Match	202,565	1,609
Telefonaktiebolaget LM Ericsson, Cl B	69,843	765
		8,634
Switzerland — 10.0%
Alcon Inc	6,004	530
ALSO Holding AG	606	200
Baloise Holding AG	11,303	1,846
Banque Cantonale de Geneve	570	100
Banque Cantonale Vaudoise	2,566	199
Barry Callebaut AG	491	1,193
Basellandschaftliche Kantonalbank	408	407
Berner Kantonalbank AG	473	105
BKW AG	18,318	2,390
Chocoladefabriken Lindt & Spruengli AG	155	2,749
dormakaba Holding	596	394
Emmi	905	1,070
EMS-Chemie Holding AG	1,134	1,269
Helvetia Holding	6,900	812
Intershop Holding AG ‡	203	137
Kuehne + Nagel International AG	410	132
Logitech International SA	834	70
Nestle SA	10,269	1,437
Novartis AG	32,351	2,842
PSP Swiss Property AG ‡	3,835	479
Roche Holding	262	117
Roche Holding AG	22,417	9,317
Romande Energie Holding SA	76	114
Schindler Holding AG	2,723	732
SGS SA, Cl B	219	731

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sika AG	2,182	$910
Sonova Holding AG	3,097	1,212
Swiss Life Holding AG	4,709	2,880
Swiss Prime Site AG ‡	8,965	881
Swisscom AG	6,786	3,828
Thurgauer Kantonalbank	927	108
TX Group AG	1,296	222
Valiant Holding AG	10,429	1,045
Vifor Pharma AG	566	100
		40,558
United Kingdom — 11.9%
3i Group	26,140	513
Anglo American PLC	16,607	678
Atalaya Mining	70,542	393
Auto Trader Group PLC	82,006	822
B&M European Value Retail	124,549	1,070
BAE Systems PLC	456,107	3,397
Bank of Georgia Group	4,845	110
BHP Group	30,922	921
Big Yellow Group ‡	5,853	135
BP PLC ADR	10,889	290
British American Tobacco PLC	49,933	1,849
Britvic PLC	17,747	221
BT Group PLC, Cl A	789,651	1,813
Bunzl PLC	40,782	1,594
CareTech Holdings	22,562	176
Computacenter PLC	25,496	1,005
Craneware PLC	4,479	147
Dechra Pharmaceuticals PLC	2,959	213
Diageo PLC	12,148	664
Direct Line Insurance Group	452,990	1,712
Duke Royalty	381,565	221
Ferguson PLC	4,522	803
Finsbury Food Group PLC	134,390	182
Genus	2,516	168
GlaxoSmithKline PLC	304,859	6,634
Hikma Pharmaceuticals PLC	6,241	188
Howden Joinery Group	14,262	174
HSBC Holdings PLC	182,427	1,109
Imperial Brands PLC	149,376	3,271
Inchcape PLC	59,646	735
Intertek Group PLC	13,836	1,055
J Sainsbury PLC	624,800	2,334
Kingfisher PLC	631,696	2,895
National Grid PLC	140,036	2,010
Premier Foods	365,451	553
QinetiQ Group PLC	414,692	1,494
Rio Tinto PLC	6,903	457
Sage Group PLC/The	10,819	125
ScS Group	48,694	150
Tate & Lyle PLC	332,021	2,974
Tesco	616,580	2,421

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thungela Resources *	1,394	$7
Vodafone Group PLC	355,015	540
YouGov	14,322	310
		48,533
United States — 0.9%
Check Point Software Technologies Ltd *	12,871	1,500
Nomad Foods *	36,922	937
QIAGEN NV *	7,592	422
Radware Ltd *	22,054	919
		3,778
Total Common Stock
(Cost $313,418) ($ Thousands)		390,378

PREFERRED STOCK — 0.7%
Germany — 0.7%
Fuchs Petrolub (B)	25,512	1,158
Henkel AG & Co KGaA(B)	18,889	1,528
		2,686
Total Preferred Stock
(Cost $2,795) ($ Thousands)		2,686

	Number of Rights
RIGHTS — 0.0%
Spain — 0.0%
Faes Farma *‡‡	146,861	31
Total Rights
(Cost $—) ($ Thousands)		31

	Shares
AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.
0.020% **†(C)	7,911,606	7,913

Total Affiliated Partnership
(Cost $7,913) ($ Thousands)		7,913

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,169,337	8,169

Total Cash Equivalent
(Cost $8,169) ($ Thousands)		8,169

Total Investments in Securities — 100.6%
(Cost $332,295) ($ Thousands)		$409,177

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	51	Mar-2022	$2,406	$2,486	$59
FTSE 100 Index	10	Mar-2022	951	992	19
Hang Seng Index	2	Jan-2022	296	301	5
SPI 200 Index	5	Mar-2022	647	668	7
TOPIX Index	13	Mar-2022	2,269	2,250	3
			$6,569	$6,697	$93

Percentages are based on Net Assets of $406,540 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $7,520 ($ Thousands).
(B)	There is no interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $7,913 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
FTSE— Financial Times Stock Exchange
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SPI — Share Price Index
TOPIX- Tokyo Price Index

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	390,378	–	–	390,378
Preferred Stock	1,528	1,158	–	2,686
Rights	31	–	–	31
Affiliated Partnership	–	7,913	–	7,913
Cash Equivalent	8,169	–	–	8,169
Total Investments in Securities	400,106	9,071	–	409,177

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	93	–	–	93
Total Other Financial Instruments	93	–	–	93

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.
The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):
Security Description	9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,946	$12,478	$(24,511)	$—	$—	$7,913	7,911,606	$103	$—
SEI Daily Income Trust, Government Fund, Cl F	8,193	7,564	(7,588)	—	—	8,169	8,169,337	—	—
Totals	$28,139	$20,042	$(32,099)	$—	$—	$16,082		$103	$—

Amounts designated as “—” are $0 or have been rounded to $0.

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Real Estate — 98.8%
Acadia Realty Trust ‡	61,330	$1,339
Alexandria Real Estate Equities Inc ‡	6,630	1,478
American Campus Communities Inc ‡	43,986	2,520
American Homes 4 Rent, Cl A ‡	26,777	1,168
American Tower Corp, Cl A ‡	15,975	4,673
Americold Realty Trust ‡	23,210	761
Apple Hospitality Inc ‡	23,309	376
AvalonBay Communities Inc ‡	23,474	5,929
Brixmor Property Group Inc ‡	133,331	3,388
Cousins Properties Inc ‡	38,350	1,545
Digital Realty Trust Inc, Cl A ‡	22,120	3,912
Diversified Healthcare Trust ‡	82,084	254
Duke Realty Corp ‡	63,720	4,183
Empire State Realty Trust Inc, Cl A ‡	62,400	555
Equinix Inc ‡	11,642	9,847
Equity Residential ‡	47,088	4,262
Essex Property Trust Inc ‡	3,267	1,151
Extra Space Storage Inc ‡	8,510	1,930
First Industrial Realty Trust Inc ‡	28,596	1,893
Healthpeak Properties Inc ‡	60,272	2,175
Host Hotels & Resorts Inc *‡	108,664	1,890
Hudson Pacific Properties Inc ‡	65,640	1,622
Independence Realty Trust Inc ‡	33,806	873
Invitation Homes Inc ‡	118,917	5,392
JBG SMITH Properties ‡	51,000	1,464
Kilroy Realty Corp ‡	31,400	2,087
Kite Realty Group Trust ‡	34,300	747
Life Storage Inc ‡	24,690	3,782
Medical Properties Trust Inc ‡	53,285	1,259
Mid-America Apartment Communities Inc ‡	12,500	2,868
Omega Healthcare Investors Inc ‡	29,370	869
Park Hotels & Resorts Inc *‡	44,240	835
Phillips Edison & Co Inc ‡	11,802	390
Prologis Inc ‡	73,090	12,305
Public Storage ‡	18,520	6,937
Rexford Industrial Realty Inc ‡	38,330	3,109
RPT Realty ‡	48,750	652
Sabra Health Care Inc ‡	92,296	1,250
SBA Communications Corp, Cl A ‡	1,570	611
Simon Property Group Inc ‡	26,430	4,223
SL Green Realty Corp ‡	11,790	845
Sun Communities Inc ‡	20,095	4,219
UDR Inc ‡	68,735	4,123
Ventas Inc ‡	88,350	4,516
Veris Residential Inc *‡	58,515	1,076
Welltower Inc ‡	37,950	3,255
WeWork Inc, Cl A *(A)	19,454	167
WP Carey Inc ‡	16,880	1,385
Xenia Hotels & Resorts Inc *‡	66,710	1,208

		127,298

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $83,247) ($ Thousands)		$127,298

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(B)	63,905	63

Total Affiliated Partnership
(Cost $64) ($ Thousands)		63

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,189,516	1,190

Total Cash Equivalent
(Cost $1,190) ($ Thousands)		1,190

Total Investments in Securities — 99.8%
(Cost $84,501) ($ Thousands)		$128,551

Percentages are based on Net Assets of $128,793 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $42 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $63 ($ Thousands).
†	Investment in Affiliated Security.

Cl — Class
L.P. — Limited Partnership
REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	127,298	–	–	127,298
Affiliated Partnership	–	63	–	63
Cash Equivalent	1,190	–	–	1,190
Total Investments in Securities	128,488	63	–	128,551

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Real Estate Fund (Concluded)

-

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$300	$(235)	$—	$(2)	$63	63,905	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	2,210	17,674	(18,695)	—	1	1,190	1,189,516	—	—
Totals	$2,210	$17,974	$(18,930)	$—	$(1)	$1,253		$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 34.7%
U.S. Treasury Bills (A)
0.180%, 06/23/2022	$9,975	$9,967
0.121%, 06/16/2022	6,085	6,081
0.120%, 06/09/2022	35,270	35,253
0.110%, 04/26/2022	11,040	11,037
0.045%, 01/27/2022	64,475	64,474
0.045%, 02/03/2022	4,010	4,010
U.S. Treasury Bonds
2.500%, 02/15/2045	2,479	2,726
2.395%, 05/15/2049 (A)	5,380	3,187
2.375%, 05/15/2051	8,520	9,411
2.250%, 05/15/2041	20,983	22,039
2.000%, 11/15/2041	31,822	32,185
2.000%, 02/15/2050	4,840	4,916
2.000%, 08/15/2051	32,892	33,529
1.875%, 02/15/2041	9,413	9,317
1.875%, 02/15/2051	13,100	12,961
1.875%, 11/15/2051	89,271	88,560
1.750%, 08/15/2041	80,382	77,933
1.625%, 11/15/2050	13,877	12,929
1.375%, 11/15/2040	15,365	14,003
1.375%, 08/15/2050	49,146	43,051
1.250%, 05/15/2050	28,650	24,329
1.125%, 05/15/2040	13,102	11,484
1.125%, 08/15/2040	16,784	14,654
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051	3,107	3,678
U.S. Treasury Notes
2.125%, 05/15/2025	7,842	8,117
2.000%, 02/15/2022	8,164	8,183
1.875%, 02/28/2022	11,021	11,052
1.750%, 02/28/2022	662	664
1.625%, 05/15/2031	6,420	6,501
1.500%, 09/30/2024	3,330	3,383
1.500%, 11/30/2028	9,339	9,375
1.375%, 10/31/2028	20,810	20,725
1.375%, 12/31/2028	82,700	82,325
1.375%, 11/15/2031	71,780	70,871
1.250%, 11/30/2026	95,290	95,230
1.250%, 12/31/2026	84,988	84,895
1.250%, 03/31/2028	260	258
1.250%, 04/30/2028	22,020	21,820
1.250%, 05/31/2028	9,290	9,198
1.250%, 06/30/2028	4,310	4,266
1.250%, 09/30/2028	17,325	17,121
1.250%, 08/15/2031	6,310	6,169
1.125%, 10/31/2026	73,500	73,012
1.125%, 08/31/2028	8,290	8,129
1.000%, 12/15/2024	17,873	17,892
1.000%, 07/31/2028	8,090	7,876
0.875%, 06/30/2026	10,802	10,631
0.875%, 09/30/2026	19,821	19,467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 12/31/2023	$76,903	$76,918
0.750%, 11/15/2024	2,520	2,506
0.750%, 04/30/2026	11,680	11,449
0.750%, 05/31/2026	15,770	15,446
0.750%, 01/31/2028	25,600	24,652
0.625%, 12/31/2027	2,090	2,000
0.500%, 11/30/2023	110,230	109,808
0.500%, 02/28/2026	13,031	12,661
0.500%, 08/31/2027	7,641	7,291
0.375%, 10/31/2023	65,726	65,338
0.375%, 04/15/2024	7,023	6,952
0.375%, 11/30/2025	12,794	12,408
0.375%, 12/31/2025	13,587	13,170
0.375%, 01/31/2026	9,331	9,027
0.250%, 09/30/2023	8,450	8,391
0.250%, 11/15/2023	120	119
0.250%, 05/15/2024	9,650	9,518
0.250%, 06/15/2024	7,905	7,789
0.250%, 05/31/2025	2,280	2,218
0.250%, 06/30/2025	360	350
0.250%, 08/31/2025	5,837	5,654
0.250%, 09/30/2025	70	68
0.250%, 10/31/2025	11,195	10,820
0.125%, 05/31/2022	3,212	3,211
0.125%, 07/31/2022	40	40
0.125%, 09/30/2022	4,853	4,847
0.125%, 12/31/2022	12,843	12,803
0.125%, 03/31/2023	14,403	14,337
0.125%, 08/31/2023	341	338
0.125%, 01/15/2024	6,204	6,126

Total U.S. Treasury Obligations
(Cost $1,615,274) ($ Thousands)		1,605,129

CORPORATE OBLIGATIONS — 30.8%
Communication Services — 3.3%
Alphabet
2.050%, 08/15/2050	400	357
1.100%, 08/15/2030	240	227
0.800%, 08/15/2027	220	213
0.450%, 08/15/2025	110	108
AT&T
6.500%, 09/01/2037	1,335	1,791
5.550%, 08/15/2041	130	170
5.350%, 09/01/2040	130	165
5.250%, 03/01/2037	2,420	2,993
5.150%, 03/15/2042	25	31
4.850%, 03/01/2039	750	896
4.750%, 05/15/2046	1,600	1,932
4.500%, 05/15/2035	445	514
4.350%, 03/01/2029	240	270

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$350	$395
3.800%, 02/15/2027	318	345
3.800%, 12/01/2057	5,781	6,018
3.650%, 06/01/2051	260	269
3.650%, 09/15/2059	820	828
3.550%, 09/15/2055	489	491
3.500%, 06/01/2041	346	356
3.500%, 09/15/2053	6,208	6,263
3.300%, 02/01/2052	120	118
3.100%, 02/01/2043	824	801
3.000%, 06/30/2022	180	181
2.550%, 12/01/2033	1,595	1,560
2.300%, 06/01/2027	750	763
2.250%, 02/01/2032	266	257
1.700%, 03/25/2026	1,500	1,492
1.650%, 02/01/2028	2,005	1,963
CCO Holdings
4.500%, 08/15/2030 (B)	50	51
4.500%, 05/01/2032	1,220	1,255
Charter Communications Operating
6.834%, 10/23/2055	70	100
6.484%, 10/23/2045	110	150
6.384%, 10/23/2035	10	13
5.750%, 04/01/2048	777	969
5.375%, 04/01/2038	663	791
5.375%, 05/01/2047	141	168
4.908%, 07/23/2025	2,534	2,790
4.800%, 03/01/2050	1,840	2,060
4.464%, 07/23/2022	308	313
4.400%, 12/01/2061	472	488
4.200%, 03/15/2028	1,263	1,383
3.900%, 06/01/2052	517	518
3.750%, 02/15/2028	85	91
3.700%, 04/01/2051	170	164
3.500%, 06/01/2041	427	416
3.500%, 03/01/2042	963	934
2.250%, 01/15/2029	1,446	1,411
Comcast
7.050%, 03/15/2033	90	130
6.500%, 11/15/2035	97	139
4.400%, 08/15/2035	1,770	2,121
4.250%, 10/15/2030	560	646
4.200%, 08/15/2034	220	259
4.150%, 10/15/2028	2,220	2,520
4.000%, 03/01/2048	70	81
3.999%, 11/01/2049	199	231
3.969%, 11/01/2047	78	90
3.950%, 10/15/2025	90	98
3.750%, 04/01/2040	445	498
3.700%, 04/15/2024	580	616
3.400%, 04/01/2030	1,260	1,375
3.400%, 07/15/2046	60	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 04/01/2027	$190	$204
3.250%, 11/01/2039	60	63
3.150%, 03/01/2026	390	416
2.937%, 11/01/2056 (B)	533	508
2.887%, 11/01/2051 (B)	1,175	1,137
2.800%, 01/15/2051	170	164
1.500%, 02/15/2031	2,045	1,930
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	194
Comcast Cable Holdings
10.125%, 04/15/2022	45	46
Corning
5.450%, 11/15/2079	725	957
Discovery Communications
4.000%, 09/15/2055	142	150
DISH DBS
7.750%, 07/01/2026	120	127
5.875%, 11/15/2024	410	421
5.250%, 12/01/2026 (B)	170	173
5.125%, 06/01/2029	280	255
Fox
5.476%, 01/25/2039	520	671
3.500%, 04/08/2030	310	334
Level 3 Financing
3.875%, 11/15/2029 (B)	1,760	1,791
3.400%, 03/01/2027 (B)	1,455	1,502
Netflix
5.875%, 11/15/2028	619	744
3.625%, 06/15/2025 (B)	577	608
NTT Finance
1.162%, 04/03/2026 (B)	2,250	2,207
SES Global Americas Holdings GP
5.300%, 03/25/2044 (B)	1,200	1,370
Sky
3.750%, 09/16/2024 (B)	1,090	1,161
Sprint Spectrum
5.152%, 03/20/2028 (B)	3,552	3,916
4.738%, 03/20/2025 (B)	5,107	5,343
Telefonica Emisiones
5.213%, 03/08/2047	150	186
T-Mobile USA
4.375%, 04/15/2040	1,730	1,978
3.875%, 04/15/2030	4,230	4,627
3.750%, 04/15/2027	2,195	2,377
3.500%, 04/15/2025	1,910	2,024
3.500%, 04/15/2031 (B)	1,902	1,979
3.400%, 10/15/2052 (B)	1,935	1,926
3.375%, 04/15/2029 (B)	3,001	3,058
2.875%, 02/15/2031	460	454
2.700%, 03/15/2032 (B)	70	70
2.625%, 02/15/2029	330	325
2.550%, 02/15/2031	1,159	1,153

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.250%, 02/15/2026 (B)	$3,945	$3,955
2.050%, 02/15/2028	100	99
Verizon Communications
5.500%, 03/16/2047	60	84
5.250%, 03/16/2037	805	1,046
4.862%, 08/21/2046	470	605
4.500%, 08/10/2033	620	729
4.400%, 11/01/2034	2,887	3,363
4.329%, 09/21/2028	1,330	1,511
4.272%, 01/15/2036	78	91
4.125%, 08/15/2046	320	371
4.016%, 12/03/2029	714	800
4.000%, 03/22/2050	170	195
3.875%, 02/08/2029	210	233
3.850%, 11/01/2042	610	681
3.700%, 03/22/2061	985	1,068
3.550%, 03/22/2051	960	1,034
3.400%, 03/22/2041	652	683
3.150%, 03/22/2030	360	381
3.000%, 03/22/2027	140	148
2.875%, 11/20/2050	1,681	1,595
2.650%, 11/20/2040	2,307	2,192
2.625%, 08/15/2026	1,000	1,042
2.550%, 03/21/2031	3,059	3,086
2.355%, 03/15/2032 (B)	5,121	5,046
2.100%, 03/22/2028	400	401
1.750%, 01/20/2031	410	388
1.680%, 10/30/2030	650	618
ViacomCBS
6.875%, 04/30/2036	620	887
5.900%, 10/15/2040	455	605
4.950%, 01/15/2031	180	214
4.950%, 05/19/2050	313	399
4.750%, 05/15/2025	1,035	1,135
4.200%, 05/19/2032	970	1,094
3.875%, 04/01/2024	130	137
3.700%, 08/15/2024	810	858
Vodafone Group
5.250%, 05/30/2048	1,810	2,358
4.875%, 06/19/2049	1,544	1,947
4.375%, 05/30/2028	670	754
Walt Disney
6.650%, 11/15/2037	235	348
6.200%, 12/15/2034	65	91
4.700%, 03/23/2050	355	468
4.625%, 03/23/2040	765	951
3.600%, 01/13/2051	1,095	1,238

		146,178

Consumer Discretionary — 1.6%
Advance Auto Parts
3.900%, 04/15/2030	1,294	1,411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amazon.com
4.950%, 12/05/2044	$500	$682
4.250%, 08/22/2057	110	141
4.050%, 08/22/2047	380	461
3.875%, 08/22/2037	910	1,070
3.250%, 05/12/2061	336	362
3.150%, 08/22/2027	680	734
3.100%, 05/12/2051	1,074	1,147
2.875%, 05/12/2041	1,355	1,407
2.800%, 08/22/2024	245	256
2.700%, 06/03/2060	151	146
2.500%, 06/03/2050	550	524
2.100%, 05/12/2031	1,852	1,877
1.650%, 05/12/2028	1,209	1,211
1.500%, 06/03/2030	350	339
1.200%, 06/03/2027	672	663
1.000%, 05/12/2026	2,206	2,185
0.800%, 06/03/2025	560	554
American Honda Finance MTN
1.000%, 09/10/2025	1,250	1,230
AutoNation
4.750%, 06/01/2030	326	372
BMW US Capital
3.800%, 04/06/2023 (B)	700	726
Cox Communications
4.800%, 02/01/2035 (B)	890	1,047
2.600%, 06/15/2031 (B)	675	674
CSC Holdings
4.500%, 11/15/2031 (B)	570	563
Daimler Finance North America
2.700%, 06/14/2024 (B)	595	615
0.750%, 03/01/2024 (B)	980	971
Dollar General
3.250%, 04/15/2023	50	51
Ford Motor
5.291%, 12/08/2046	99	116
4.750%, 01/15/2043	264	291
3.250%, 02/12/2032	470	481
Ford Motor Credit
5.125%, 06/16/2025	400	435
5.113%, 05/03/2029	200	227
4.271%, 01/09/2027	1,040	1,118
4.250%, 09/20/2022	1,000	1,018
4.125%, 08/17/2027	200	216
4.063%, 11/01/2024	259	273
4.000%, 11/13/2030	950	1,022
3.815%, 11/02/2027	261	276
3.810%, 01/09/2024	300	311
3.625%, 06/17/2031	1,491	1,570
3.339%, 03/28/2022	1,730	1,733
2.900%, 02/16/2028	200	200
2.700%, 08/10/2026	1,476	1,489

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.490%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	$1,100	$1,099
General Motors
6.250%, 10/02/2043	260	356
6.125%, 10/01/2025	320	368
5.950%, 04/01/2049	80	110
5.400%, 10/02/2023	190	203
5.150%, 04/01/2038	240	289
4.875%, 10/02/2023	315	335
General Motors Financial
4.350%, 01/17/2027	110	121
4.250%, 05/15/2023	110	114
4.150%, 06/19/2023	83	86
3.450%, 04/10/2022	415	416
3.150%, 06/30/2022	870	880
Hanesbrands
4.875%, 05/15/2026 (B)	210	224
4.625%, 05/15/2024 (B)	30	31
Hilton Domestic Operating
5.750%, 05/01/2028 (B)	150	160
5.375%, 05/01/2025 (B)	460	479
Home Depot
4.250%, 04/01/2046	48	60
3.900%, 12/06/2028	40	45
3.900%, 06/15/2047	60	70
3.750%, 02/15/2024	66	70
3.350%, 04/15/2050	710	774
3.300%, 04/15/2040	484	525
3.125%, 12/15/2049	627	661
2.700%, 04/15/2030	320	336
2.500%, 04/15/2027	280	292
2.375%, 03/15/2051	517	475
Hyundai Capital America
1.800%, 10/15/2025 (B)	807	803
1.250%, 09/18/2023 (B)	505	505
Hyundai Capital America MTN
2.000%, 06/15/2028 (B)	490	478
1.300%, 01/08/2026 (B)	1,006	977
0.800%, 01/08/2024 (B)	860	848
Las Vegas Sands
3.200%, 08/08/2024	1,370	1,395
2.900%, 06/25/2025	210	209
Lennar
4.750%, 11/29/2027	410	464
4.500%, 04/30/2024	1,155	1,227
Lowe's
5.000%, 04/15/2040	965	1,212
4.500%, 04/15/2030	200	232
Marriott International
5.750%, 05/01/2025	198	223
4.625%, 06/15/2030	1,151	1,295
3.500%, 10/15/2032	488	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 04/15/2031	$797	$795
McDonald's MTN
4.875%, 12/09/2045	260	334
4.450%, 03/01/2047	240	293
4.450%, 09/01/2048	72	89
4.200%, 04/01/2050	530	641
3.800%, 04/01/2028	665	731
3.700%, 01/30/2026	220	237
3.625%, 09/01/2049	180	199
3.600%, 07/01/2030	290	320
3.500%, 03/01/2027	510	551
3.500%, 07/01/2027	200	217
3.300%, 07/01/2025	320	339
1.450%, 09/01/2025	80	81
MDC Holdings
6.000%, 01/15/2043	30	38
Newell Brands
4.700%, 04/01/2026	110	120
4.350%, 04/01/2023	278	286
NIKE
3.375%, 03/27/2050	520	588
3.250%, 03/27/2040	210	228
2.850%, 03/27/2030	150	159
2.750%, 03/27/2027	410	434
2.400%, 03/27/2025	260	269
Nissan Motor
4.345%, 09/17/2027 (B)	1,100	1,188
3.522%, 09/17/2025 (B)	1,190	1,247
3.043%, 09/15/2023 (B)	580	595
QVC
4.850%, 04/01/2024	370	395
Sands China
5.400%, 08/08/2028	320	344
5.125%, 08/08/2025	380	399
3.800%, 01/08/2026	420	422
2.850%, 03/08/2029 (B)	690	649
2.300%, 03/08/2027 (B)	460	433
Starbucks
3.500%, 11/15/2050	1,705	1,836
3.350%, 03/12/2050	120	125
1.300%, 05/07/2022	410	411
Tapestry
3.050%, 03/15/2032	898	903
Target
2.250%, 04/15/2025	450	464
Time Warner Cable
7.300%, 07/01/2038	530	750
6.750%, 06/15/2039	10	14
6.550%, 05/01/2037	138	181
5.875%, 11/15/2040	1,405	1,753
5.500%, 09/01/2041	1,599	1,939

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Time Warner Entertainment
8.375%, 07/15/2033	$270	$393
Toll Brothers Finance
4.375%, 04/15/2023	120	124
VOC Escrow
5.000%, 02/15/2028 (B)	380	376
Volkswagen Group of America Finance
2.900%, 05/13/2022 (B)	1,455	1,467
1.250%, 11/24/2025 (B)	1,345	1,316
0.875%, 11/22/2023 (B)	1,055	1,048
Wynn Macau
5.625%, 08/26/2028 (B)	500	463
5.125%, 12/15/2029 (B)	200	182
Yale University
1.482%, 04/15/2030	495	483
0.873%, 04/15/2025	158	156

		78,158

Consumer Staples — 1.7%
Alimentation Couche-Tard
3.550%, 07/26/2027 (B)	650	696
Altria Group
6.200%, 02/14/2059	76	99
5.950%, 02/14/2049	960	1,198
5.800%, 02/14/2039	1,190	1,430
4.800%, 02/14/2029	28	32
4.400%, 02/14/2026	514	566
3.875%, 09/16/2046	240	232
3.400%, 02/04/2041	1,364	1,258
2.450%, 02/04/2032	2,975	2,824
2.350%, 05/06/2025	270	276
Anheuser-Busch
4.900%, 02/01/2046	5,511	6,966
4.700%, 02/01/2036	915	1,104
3.650%, 02/01/2026	1,135	1,219
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	525	726
5.450%, 01/23/2039	1,035	1,355
4.750%, 01/23/2029	120	140
4.600%, 04/15/2048	1,620	1,981
4.500%, 06/01/2050	670	826
4.375%, 04/15/2038	961	1,125
4.350%, 06/01/2040	560	658
4.000%, 04/13/2028	160	178
3.750%, 07/15/2042	525	572
3.500%, 06/01/2030	523	573
Bacardi
5.300%, 05/15/2048 (B)	655	854
4.700%, 05/15/2028 (B)	341	386
4.450%, 05/15/2025 (B)	1,840	1,994
BAT Capital
5.282%, 04/02/2050	1,260	1,425

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.540%, 08/15/2047	$2,583	$2,701
4.390%, 08/15/2037	232	244
3.984%, 09/25/2050	460	442
3.734%, 09/25/2040	10	10
3.557%, 08/15/2027	2,420	2,538
3.222%, 08/15/2024	167	174
3.215%, 09/06/2026	580	604
2.726%, 03/25/2031	1,514	1,469
2.259%, 03/25/2028	489	476
Bunge Finance
3.750%, 09/25/2027	1,636	1,775
2.750%, 05/14/2031	1,205	1,223
1.630%, 08/17/2025	564	562
Cargill
1.375%, 07/23/2023 (B)	440	443
Coca-Cola
3.375%, 03/25/2027	380	410
2.600%, 06/01/2050	190	185
2.500%, 06/01/2040	20	20
2.500%, 03/15/2051	385	369
1.450%, 06/01/2027	490	487
Constellation Brands
4.400%, 11/15/2025	415	455
Consumers Energy
2.500%, 05/01/2060	275	242
Costco Wholesale
3.000%, 05/18/2027	284	305
2.750%, 05/18/2024	183	190
1.600%, 04/20/2030	450	436
1.375%, 06/20/2027	780	774
Danone
2.947%, 11/02/2026 (B)	470	494
2.589%, 11/02/2023 (B)	1,370	1,405
Diageo Investment
2.875%, 05/11/2022	370	373
Estee Lauder
1.950%, 03/15/2031	193	190
Hershey
0.900%, 06/01/2025	130	128
Imperial Brands Finance
3.500%, 07/26/2026 (B)	635	667
3.125%, 07/26/2024 (B)	2,250	2,325
JBS USA LUX
3.000%, 05/15/2032 (B)	1,520	1,520
Keurig Dr Pepper
4.417%, 05/25/2025	280	305
Kraft Heinz Foods
7.125%, 08/01/2039 (B)	10	15
6.875%, 01/26/2039	40	59
6.750%, 03/15/2032	10	14
5.500%, 06/01/2050	220	298
5.200%, 07/15/2045	360	458

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 06/04/2042	$1,250	$1,555
4.875%, 10/01/2049	2,370	2,977
4.625%, 10/01/2039	10	12
4.375%, 06/01/2046	160	187
4.250%, 03/01/2031	110	125
3.000%, 06/01/2026	380	397
Kroger
4.450%, 02/01/2047	130	158
Lamb Weston Holdings
4.875%, 05/15/2028 (B)	90	97
Land O' Lakes
6.000%, 11/15/2022 (B)	1,020	1,051
Mars
3.200%, 04/01/2030 (B)	210	226
2.700%, 04/01/2025 (B)	370	385
2.375%, 07/16/2040 (B)	300	286
Molson Coors Beverage
4.200%, 07/15/2046	1,123	1,245
3.500%, 05/01/2022	100	101
Mondelez International
1.500%, 05/04/2025	660	661
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (B)	290	293
PepsiCo
3.100%, 07/17/2022	59	60
2.875%, 10/15/2049	60	63
2.625%, 03/19/2027	50	52
2.250%, 03/19/2025	50	52
1.625%, 05/01/2030	440	427
0.750%, 05/01/2023	530	531
Philip Morris International
4.500%, 03/20/2042	130	150
2.500%, 08/22/2022	590	597
2.500%, 11/02/2022	680	690
2.100%, 05/01/2030	290	284
1.125%, 05/01/2023	280	281
Procter & Gamble
3.000%, 03/25/2030	240	261
2.800%, 03/25/2027	80	85
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (B)	1,860	1,922
Reynolds American
8.125%, 05/01/2040	570	827
7.250%, 06/15/2037	390	519
5.850%, 08/15/2045	3,140	3,815
Sysco
3.150%, 12/14/2051	328	323
Walmart
3.300%, 04/22/2024	60	63
2.500%, 09/22/2041	260	262
1.800%, 09/22/2031	110	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 09/22/2028	$865	$860

		77,467

Energy — 3.2%
Aker BP
4.000%, 01/15/2031 (B)	456	493
Apache
5.350%, 07/01/2049	230	263
5.250%, 02/01/2042	90	104
5.100%, 09/01/2040	205	232
4.750%, 04/15/2043	390	428
4.375%, 10/15/2028	200	218
4.250%, 01/15/2044	890	901
3.250%, 04/15/2022	86	86
BP Capital Markets
3.535%, 11/04/2024	100	106
3.506%, 03/17/2025	520	554
BP Capital Markets America
3.790%, 02/06/2024	100	105
3.633%, 04/06/2030	320	353
3.410%, 02/11/2026	1,110	1,184
3.379%, 02/08/2061	756	777
3.194%, 04/06/2025	835	881
3.119%, 05/04/2026	230	243
3.000%, 02/24/2050	940	925
2.772%, 11/10/2050	487	459
Cameron LNG
3.302%, 01/15/2035 (B)	660	689
2.902%, 07/15/2031 (B)	140	146
Canadian Natural Resources
6.450%, 06/30/2033	50	64
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	1,005
Cheniere Energy
4.625%, 10/15/2028	260	277
Cheniere Energy Partners
4.000%, 03/01/2031	100	105
3.250%, 01/31/2032 (B)	530	535
Chevron
3.191%, 06/24/2023	22	23
2.895%, 03/03/2024	560	582
2.355%, 12/05/2022	15	15
1.995%, 05/11/2027	635	645
1.554%, 05/11/2025	520	524
Chevron USA
3.850%, 01/15/2028	200	221
3.250%, 10/15/2029	50	54
1.018%, 08/12/2027	425	409
Conoco Funding
7.250%, 10/15/2031	180	254
ConocoPhillips
5.900%, 10/15/2032	10	13

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.900%, 05/15/2038	$420	$578
4.300%, 08/15/2028 (B)	850	958
4.150%, 11/15/2034	280	317
3.750%, 10/01/2027 (B)	620	680
Continental Resources
5.750%, 01/15/2031 (B)	370	436
4.900%, 06/01/2044	80	89
4.500%, 04/15/2023	250	258
4.375%, 01/15/2028	520	562
3.800%, 06/01/2024	200	209
2.268%, 11/15/2026 (B)	2,070	2,054
Coterra Energy
4.375%, 06/01/2024 (B)	210	222
4.375%, 03/15/2029 (B)	780	872
3.900%, 05/15/2027 (B)	970	1,042
DCP Midstream Operating
6.450%, 11/03/2036 (B)	110	144
Devon Energy
8.250%, 08/01/2023 (B)	50	55
7.875%, 09/30/2031	660	934
5.875%, 06/15/2028 (B)	40	43
5.600%, 07/15/2041	490	615
5.250%, 10/15/2027 (B)	46	49
5.000%, 06/15/2045	1,828	2,210
4.750%, 05/15/2042	357	413
4.500%, 01/15/2030 (B)	304	326
Diamondback Energy
4.400%, 03/24/2051	275	315
3.500%, 12/01/2029	270	286
3.250%, 12/01/2026	30	32
Ecopetrol
5.875%, 05/28/2045	1,276	1,220
4.625%, 11/02/2031	160	155
4.125%, 01/16/2025	203	206
Energy Transfer
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(C)	450	450
6.500%, 02/01/2042	45	58
6.250%, 04/15/2049	130	170
6.125%, 12/15/2045	290	361
6.100%, 02/15/2042	169	206
6.050%, 06/01/2041	151	185
6.000%, 06/15/2048	132	164
5.500%, 06/01/2027	118	135
5.400%, 10/01/2047	1,888	2,216
5.350%, 05/15/2045	712	818
5.300%, 04/01/2044	640	733
5.300%, 04/15/2047	852	987
5.250%, 04/15/2029	1,165	1,334
5.150%, 03/15/2045	740	836
5.000%, 05/15/2044	144	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 05/15/2050	$1,285	$1,479
4.950%, 05/15/2028	1,086	1,204
4.950%, 06/15/2028	180	202
4.500%, 11/01/2023	690	723
4.400%, 03/15/2027	642	693
4.150%, 09/15/2029	379	405
4.000%, 10/01/2027	1,280	1,374
3.750%, 05/15/2030	1,250	1,325
Eni
4.000%, 09/12/2023 (B)	1,940	2,029
Enterprise Products Operating
7.550%, 04/15/2038	40	60
5.700%, 02/15/2042	40	52
4.850%, 03/15/2044	430	518
4.800%, 02/01/2049	60	73
4.200%, 01/31/2050	1,530	1,715
4.150%, 10/16/2028	1,605	1,802
3.950%, 01/31/2060	220	238
3.700%, 01/31/2051	270	283
3.125%, 07/31/2029	170	181
2.800%, 01/31/2030	540	563
EOG Resources
4.950%, 04/15/2050	450	611
4.375%, 04/15/2030	120	139
4.150%, 01/15/2026	340	371
3.900%, 04/01/2035	390	442
EQT
6.625%, 02/01/2025	30	34
5.000%, 01/15/2029	150	166
3.900%, 10/01/2027	650	697
3.625%, 05/15/2031 (B)	320	332
3.125%, 05/15/2026 (B)	10	10
3.000%, 10/01/2022	430	434
Equinor
3.000%, 04/06/2027	1,100	1,160
2.875%, 04/06/2025	2,225	2,322
Exxon Mobil
4.327%, 03/19/2050	550	675
4.227%, 03/19/2040	800	944
4.114%, 03/01/2046	533	622
3.482%, 03/19/2030	460	504
3.452%, 04/15/2051	1,025	1,110
3.043%, 03/01/2026	660	698
2.992%, 03/19/2025	3,680	3,867
2.397%, 03/06/2022	100	100
1.571%, 04/15/2023	50	51
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (B)	261	260
2.625%, 03/31/2036 (B)	458	447
2.160%, 03/31/2034 (B)	720	706
1.750%, 09/30/2027 (B)	1,827	1,829

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Halliburton
5.000%, 11/15/2045	$80	$96
4.850%, 11/15/2035	60	71
3.800%, 11/15/2025	45	48
3.500%, 08/01/2023	3	3
Hess
6.000%, 01/15/2040	880	1,118
5.600%, 02/15/2041	860	1,062
HollyFrontier
5.875%, 04/01/2026	620	695
KazMunayGas National JSC
5.750%, 04/19/2047 (B)	340	415
Kinder Morgan
5.550%, 06/01/2045	300	379
5.200%, 03/01/2048	455	562
5.050%, 02/15/2046	170	204
4.300%, 06/01/2025	510	551
4.300%, 03/01/2028	200	222
3.150%, 01/15/2023	193	197
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	509
5.400%, 09/01/2044	20	24
Lukoil Capital DAC
3.600%, 10/26/2031 (B)	720	700
2.800%, 04/26/2027 (B)	705	694
Lundin Energy Finance BV
3.100%, 07/15/2031 (B)	2,172	2,187
2.000%, 07/15/2026 (B)	1,160	1,152
Marathon Oil
5.200%, 06/01/2045	208	249
MEG Energy
5.875%, 02/01/2029 (B)	80	84
MPLX
5.500%, 02/15/2049	390	498
4.875%, 12/01/2024	320	347
4.800%, 02/15/2029	330	377
4.700%, 04/15/2048	430	496
4.500%, 04/15/2038	520	582
Northwest Pipeline
4.000%, 04/01/2027	219	238
Occidental Petroleum
7.875%, 09/15/2031	610	814
7.500%, 05/01/2031	870	1,145
6.950%, 07/01/2024	288	320
6.600%, 03/15/2046	360	467
6.450%, 09/15/2036	280	357
5.550%, 03/15/2026	110	122
4.625%, 06/15/2045	280	291
4.500%, 07/15/2044	525	541
4.400%, 04/15/2046	120	123
4.200%, 03/15/2048	170	170
4.100%, 02/15/2047	600	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 04/15/2026	$270	$277
3.000%, 02/15/2027	300	305
Oleoducto Central
4.000%, 07/14/2027 (B)	247	246
Parsley Energy
4.125%, 02/15/2028 (B)	60	60
Pertamina Persero
6.000%, 05/03/2042 (B)	300	367
Petrobras Global Finance BV
7.375%, 01/17/2027	310	361
6.900%, 03/19/2049	1,870	1,992
6.850%, 06/05/2115	820	814
6.250%, 03/17/2024	1,394	1,505
5.750%, 02/01/2029	300	323
5.299%, 01/27/2025	1,278	1,374
Petroleos del Peru
5.625%, 06/19/2047 (B)	454	450
Petroleos Mexicanos
7.690%, 01/23/2050	150	145
6.950%, 01/28/2060	780	696
6.625%, 06/15/2035	767	737
6.375%, 01/23/2045	1,105	960
5.625%, 01/23/2046	480	395
4.875%, 01/18/2024	32	33
2.460%, 12/15/2025	738	758
2.378%, 04/15/2025	355	363
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	132
6.750%, 09/21/2047	2,970	2,636
Phillips 66
1.300%, 02/15/2026	405	396
Pioneer Natural Resources
2.150%, 01/15/2031	450	434
1.900%, 08/15/2030	867	823
1.125%, 01/15/2026	110	107
Plains All American Pipeline
4.500%, 12/15/2026	495	543
2.850%, 01/31/2023	250	253
Qatar Energy
3.300%, 07/12/2051 (B)	670	690
3.125%, 07/12/2041 (B)	670	677
Qatar Petroleum
2.250%, 07/12/2031 (B)	1,040	1,030
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	322	329
4.875%, 05/15/2025	120	124
Rockies Express Pipeline
6.875%, 04/15/2040 (B)	830	938
4.950%, 07/15/2029 (B)	2,235	2,380
Ruby Pipeline
8.000%, 04/01/2022 (B)(D)	1,008	942

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction
5.750%, 05/15/2024	$1,370	$1,490
5.000%, 03/15/2027	1,265	1,421
Saudi Arabian Oil
1.625%, 11/24/2025 (B)	540	537
1.250%, 11/24/2023 (B)	450	450
Schlumberger Finance Canada
2.650%, 11/20/2022 (B)	329	334
Schlumberger Holdings
3.900%, 05/17/2028 (B)	475	513
Schlumberger Investment
3.650%, 12/01/2023	61	64
Shell International Finance BV
4.550%, 08/12/2043	1,330	1,658
4.375%, 05/11/2045	470	571
4.125%, 05/11/2035	1,566	1,827
3.250%, 04/06/2050	840	894
2.875%, 05/10/2026	900	955
2.750%, 04/06/2030	440	460
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	1,240	1,324
Southern Natural Gas
8.000%, 03/01/2032	170	236
Southwestern Energy
5.375%, 02/01/2029	20	21
5.375%, 03/15/2030	60	64
4.750%, 02/01/2032	150	158
Targa Resources Partners
5.500%, 03/01/2030	130	142
5.000%, 01/15/2028	100	105
4.875%, 02/01/2031	330	358
4.000%, 01/15/2032 (B)	40	42
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,632
2.900%, 03/01/2030 (B)	1,510	1,534
TransCanada PipeLines
4.625%, 03/01/2034	860	1,010
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	73
Western Midstream Operating
6.500%, 02/01/2050	210	248
5.500%, 08/15/2048	244	291
5.300%, 02/01/2030	1,200	1,319
5.300%, 03/01/2048	162	195
4.650%, 07/01/2026	40	44
4.500%, 03/01/2028	60	65
4.350%, 02/01/2025	390	408
4.000%, 07/01/2022	35	35
1.972%, VAR ICE LIBOR USD 3 Month + 1.850%, 01/13/2023	130	130
Williams
7.750%, 06/15/2031	841	1,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2031	$100	$135
5.750%, 06/24/2044	51	66
5.400%, 03/04/2044	84	104
3.750%, 06/15/2027	1,044	1,127

		137,886

Financials — 9.9%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	360	392
Alleghany
3.250%, 08/15/2051	490	483
Ally Financial
1.450%, 10/02/2023	670	673
Ambac Assurance
5.100%(B)(C)	8	11
American International Group
4.750%, 04/01/2048	130	166
4.375%, 06/30/2050	173	216
4.200%, 04/01/2028	128	143
4.125%, 02/15/2024	107	114
3.900%, 04/01/2026	530	574
3.875%, 01/15/2035	30	33
3.400%, 06/30/2030	317	343
2.500%, 06/30/2025	260	268
Aon
6.250%, 09/30/2040	19	27
2.600%, 12/02/2031	2,080	2,116
Apollo Management Holdings
5.000%, 03/15/2048 (B)	780	1,026
4.400%, 05/27/2026 (B)	530	585
Ares Capital
3.200%, 11/15/2031	1,006	989
Arthur J Gallagher
3.050%, 03/09/2052	1,370	1,325
ASB Bank
2.375%, 10/22/2031 (B)	812	807
Athene Global Funding
3.000%, 07/01/2022 (B)	211	213
2.950%, 11/12/2026 (B)	2,090	2,185
2.500%, 03/24/2028 (B)	1,133	1,139
1.985%, 08/19/2028 (B)	839	815
1.730%, 10/02/2026 (B)	971	953
1.608%, 06/29/2026 (B)	1,365	1,340
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (B)	2,025	2,031
Athene Global Funding MTN
2.646%, 10/04/2031 (B)	1,068	1,054
Athene Holding
4.125%, 01/12/2028	605	662
Avolon Holdings Funding
3.950%, 07/01/2024 (B)	715	749

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.875%, 02/15/2025 (B)	$975	$996
2.528%, 11/18/2027 (B)	659	640
AXA Equitable Holdings
3.900%, 04/20/2023	500	517
Bain Capital Specialty Finance
2.550%, 10/13/2026	661	642
Banco de Chile
2.990%, 12/09/2031 (B)	502	495
Banco Santander
3.848%, 04/12/2023	600	621
3.225%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032	800	801
2.749%, 12/03/2030	1,000	979
2.746%, 05/28/2025	1,400	1,447
1.722%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027	1,190	1,168
1.241%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/12/2023	400	404
Bank of America
3.483%, VAR United States Secured Overnight Financing Rate + 1.650%, 03/13/2052	320	353
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028	1,010	1,078
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	1,210	1,272
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	3,731	3,808
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	2,478	2,515
2.592%, VAR United States Secured Overnight Financing Rate + 2.150%, 04/29/2031	1,575	1,591
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	2,215	2,226
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	6,453	6,406
1.658%, VAR United States Secured Overnight Financing Rate + 0.910%, 03/11/2027	8,288	8,230
Bank of America MTN
5.000%, 01/21/2044	830	1,090
4.450%, 03/03/2026	847	933
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	805	996
4.271%, VAR ICE LIBOR USD 3 Month + 1.310%, 07/23/2029	65	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$80	$88
4.244%, VAR ICE LIBOR USD 3 Month + 1.814%, 04/24/2038	179	210
4.200%, 08/26/2024	1,530	1,640
4.125%, 01/22/2024	290	308
4.100%, 07/24/2023	340	357
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	1,630	1,961
4.000%, 04/01/2024	1,309	1,392
4.000%, 01/22/2025	2,033	2,171
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	1,900	2,093
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	625	684
3.864%, VAR ICE LIBOR USD 3 Month + 0.940%, 07/23/2024	600	625
3.824%, VAR ICE LIBOR USD 3 Month + 1.575%, 01/20/2028	524	567
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	1,364	1,468
3.559%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/23/2027	799	854
3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/2024	860	886
3.500%, 04/19/2026	944	1,017
3.458%, VAR ICE LIBOR USD 3 Month + 0.970%, 03/15/2025	631	660
3.300%, 01/11/2023	1,200	1,233
3.194%, VAR ICE LIBOR USD 3 Month + 1.180%, 07/23/2030	240	253
3.093%, VAR ICE LIBOR USD 3 Month + 1.090%, 10/01/2025	1,250	1,301
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	265	274
2.496%, VAR ICE LIBOR USD 3 Month + 0.990%, 02/13/2031	910	912
2.087%, VAR United States Secured Overnight Financing Rate + 1.060%, 06/14/2029	6,025	5,983
1.922%, VAR United States Secured Overnight Financing Rate + 1.370%, 10/24/2031	543	520
1.898%, VAR United States Secured Overnight Financing Rate + 1.530%, 07/23/2031	642	614
1.530%, VAR United States Secured Overnight Financing Rate + 0.650%, 12/06/2025	2,300	2,304
1.319%, VAR United States Secured Overnight Financing Rate + 1.150%, 06/19/2026	433	428

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.197%, VAR United States Secured Overnight Financing Rate + 1.010%, 10/24/2026	$1,448	$1,419
0.523%, VAR United States Secured Overnight Financing Rate + 0.410%, 06/14/2024	884	878
Bank of Montreal MTN
1.850%, 05/01/2025	880	893
Bank of New York Mellon
3.400%, 05/15/2024	530	558
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	105
1.600%, 04/24/2025	260	262
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(C)	510	546
1.300%, 06/11/2025	480	477
Barclays
5.088%, VAR ICE LIBOR USD 3 Month + 3.054%, 06/20/2030	1,940	2,201
4.375%, 01/12/2026	2,270	2,482
3.330%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2042	361	367
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032	496	500
2.279%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.050%, 11/24/2027	1,593	1,596
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month + 1.902%, 05/16/2029	520	593
Barclays Bank
1.700%, 05/12/2022	360	361
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	1,068
BlackRock
2.100%, 02/25/2032	643	638
Blackstone Holdings Finance
2.850%, 08/05/2051 (B)	96	93
Blackstone Private Credit Fund
3.250%, 03/15/2027 (B)	1,161	1,173
2.625%, 12/15/2026 (B)	2,786	2,716
2.350%, 11/22/2024 (B)	829	828
Blackstone Secured Lending Fund
3.625%, 01/15/2026	670	699
2.850%, 09/30/2028 (B)	838	817
Blue Owl Finance LLC
4.125%, 10/07/2051 (B)	138	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)	$930	$990
4.625%, 03/13/2027 (B)	200	222
4.400%, 08/14/2028 (B)	1,447	1,622
3.375%, 01/09/2025 (B)	290	304
2.219%, VAR United States Secured Overnight Financing Rate + 2.074%, 06/09/2026 (B)	600	606
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (B)	400	434
3.500%, 03/01/2023 (B)	464	478
3.052%, VAR United States Secured Overnight Financing Rate + 1.507%, 01/13/2031 (B)	200	206
BPCE
5.150%, 07/21/2024 (B)	410	444
Brighthouse Financial
3.850%, 12/22/2051	320	316
Brighthouse Financial Global Funding MTN
1.200%, 12/15/2023 (B)	1,286	1,288
1.000%, 04/12/2024 (B)	1,505	1,492
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	480	481
Chubb INA Holdings
3.350%, 05/03/2026	200	214
3.150%, 03/15/2025	74	78
2.875%, 11/03/2022	39	40
CI Financial
4.100%, 06/15/2051	1,020	1,105
3.200%, 12/17/2030	1,255	1,288
Citadel
4.875%, 01/15/2027 (B)	660	703
Citigroup
8.125%, 07/15/2039	1,064	1,799
6.675%, 09/13/2043	70	105
6.625%, 06/15/2032	100	133
6.300%, VAR ICE LIBOR USD 3 Month + 3.423%(C)	300	314
5.950%, VAR ICE LIBOR USD 3 Month + 3.905%(C)	700	749
5.950%, VAR ICE LIBOR USD 3 Month + 4.068%(C)	360	371
5.500%, 09/13/2025	950	1,074
5.300%, 05/06/2044	225	294
4.750%, 05/18/2046	100	123
4.650%, 07/30/2045	903	1,139
4.650%, 07/23/2048	490	629
4.500%, 01/14/2022	380	380
4.450%, 09/29/2027	1,295	1,444

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.412%, VAR United States Secured Overnight Financing Rate + 3.914%, 03/31/2031	$2,750	$3,141
4.400%, 06/10/2025	1,080	1,176
4.300%, 11/20/2026	240	266
4.125%, 07/25/2028	210	230
4.075%, VAR ICE LIBOR USD 3 Month + 1.192%, 04/23/2029	81	89
4.050%, 07/30/2022	70	71
3.980%, VAR ICE LIBOR USD 3 Month + 1.338%, 03/20/2030	1,860	2,053
3.878%, VAR ICE LIBOR USD 3 Month + 1.168%, 01/24/2039	59	67
3.700%, 01/12/2026	485	524
3.500%, 05/15/2023	630	651
3.400%, 05/01/2026	260	279
3.352%, VAR ICE LIBOR USD 3 Month + 0.897%, 04/24/2025	990	1,034
3.300%, 04/27/2025	120	127
3.106%, VAR United States Secured Overnight Financing Rate + 2.842%, 04/08/2026	350	367
2.572%, VAR United States Secured Overnight Financing Rate + 2.107%, 06/03/2031	310	313
2.520%, VAR United States Secured Overnight Financing Rate + 1.177%, 11/03/2032	360	360
1.678%, VAR United States Secured Overnight Financing Rate + 1.667%, 05/15/2024	500	506
1.462%, VAR United States Secured Overnight Financing Rate + 0.770%, 06/09/2027	1,010	993
1.281%, VAR United States Secured Overnight Financing Rate + 0.528%, 11/03/2025	1,285	1,282
CME Group
3.000%, 03/15/2025	51	54
CNO Global Funding
1.750%, 10/07/2026 (B)	1,005	993
Cooperatieve Rabobank UA
4.375%, 08/04/2025	2,150	2,329
1.980%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.730%, 12/15/2027 (B)	1,292	1,292
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	30
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.644%, 01/10/2033 (B)	250	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.907%, VAR United States Secured Overnight Financing Rate + 1.676%, 06/16/2026 (B)	$400	$401
Credit Suisse Group
4.282%, 01/09/2028 (B)	825	896
4.207%, VAR ICE LIBOR USD 3 Month + 1.240%, 06/12/2024 (B)	300	312
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (B)	730	805
3.750%, 03/26/2025	250	265
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (B)	2,585	2,630
2.593%, VAR United States Secured Overnight Financing Rate + 1.560%, 09/11/2025 (B)	895	914
2.193%, VAR United States Secured Overnight Financing Rate + 2.044%, 06/05/2026 (B)	3,508	3,528
1.305%, VAR United States Secured Overnight Financing Rate + 0.980%, 02/02/2027 (B)	2,000	1,932
Credit Suisse NY
2.950%, 04/09/2025	520	544
1.250%, 08/07/2026	1,466	1,429
Danske Bank
5.375%, 01/12/2024 (B)	650	700
5.000%, 01/12/2022 (B)	990	991
3.875%, 09/12/2023 (B)	200	208
3.244%, VAR ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (B)	220	228
1.226%, 06/22/2024 (B)	200	200
Danske Bank MTN
4.375%, 06/12/2028 (B)	200	223
DNB Bank
1.605%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (B)	2,065	2,015
1.127%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 09/16/2026 (B)	5	5
Enstar Group
3.100%, 09/01/2031	814	798
F&G Global Funding
2.000%, 09/20/2028 (B)	1,290	1,254
1.750%, 06/30/2026 (B)	810	805
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,021	1,480
7.050%, 07/15/2028 (B)	1,000	1,228
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (B)	1,650	2,090

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Federal Realty Investment Trust
3.950%, 01/15/2024	$447	$468
GA Global Funding Trust
1.950%, 09/15/2028 (B)	1,515	1,472
0.800%, 09/13/2024 (B)	1,125	1,103
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month + 0.768%(C)	10	10
Goldman Sachs Group
6.750%, 10/01/2037	30	43
6.250%, 02/01/2041	1,050	1,526
5.750%, 01/24/2022	110	110
5.150%, 05/22/2045	820	1,066
4.750%, 10/21/2045	370	476
4.250%, 10/21/2025	1,120	1,221
4.223%, VAR ICE LIBOR USD 3 Month + 1.301%, 05/01/2029	1,300	1,444
3.814%, VAR ICE LIBOR USD 3 Month + 1.158%, 04/23/2029	480	522
3.800%, 03/15/2030	2,745	3,022
3.750%, 02/25/2026	560	603
3.691%, VAR ICE LIBOR USD 3 Month + 1.510%, 06/05/2028	380	409
3.500%, 04/01/2025	540	571
3.500%, 11/16/2026	2,520	2,686
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/2025	2,700	2,833
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	120	124
3.200%, 02/23/2023	1,815	1,861
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	260	259
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	2,135	2,148
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	1,535	1,511
1.948%, VAR United States Secured Overnight Financing Rate + 0.913%, 10/21/2027	802	798
1.542%, VAR United States Secured Overnight Financing Rate + 0.818%, 09/10/2027	5,835	5,717
1.431%, VAR United States Secured Overnight Financing Rate + 0.798%, 03/09/2027	1,150	1,127
1.217%, 12/06/2023	3,465	3,474
0.925%, VAR United States Secured Overnight Financing Rate + 0.486%, 10/21/2024	4,614	4,594

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.657%, VAR United States Secured Overnight Financing Rate + 0.505%, 09/10/2024	$1,621	$1,607
Goldman Sachs Group MTN
4.800%, 07/08/2044	120	153
4.000%, 03/03/2024	690	732
3.850%, 07/08/2024	330	349
Golub Capital BDC
2.500%, 08/24/2026	336	330
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	190	188
Healthpeak Properties
4.000%, 06/01/2025	1,515	1,630
HSBC Bank
7.650%, 05/01/2025	500	588
HSBC Bank USA
7.000%, 01/15/2039	275	427
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month + 1.535%, 06/19/2029	945	1,059
4.375%, 11/23/2026	345	379
4.300%, 03/08/2026	1,710	1,874
4.250%, 03/14/2024	510	539
4.250%, 08/18/2025	560	602
3.973%, VAR ICE LIBOR USD 3 Month + 1.610%, 05/22/2030	860	933
2.633%, VAR United States Secured Overnight Financing Rate + 1.402%, 11/07/2025	415	426
2.206%, VAR United States Secured Overnight Financing Rate + 1.285%, 08/17/2029	1,930	1,893
2.099%, VAR United States Secured Overnight Financing Rate + 1.929%, 06/04/2026	2,640	2,657
2.013%, VAR United States Secured Overnight Financing Rate + 1.732%, 09/22/2028	3,230	3,162
1.645%, VAR United States Secured Overnight Financing Rate + 1.538%, 04/18/2026	330	327
1.589%, VAR United States Secured Overnight Financing Rate + 1.290%, 05/24/2027	1,035	1,012
ILFC E-Capital Trust II
3.670%, 12/21/2065 (B)	400	341
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate + 1.316%, 04/01/2032	450	459
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	440	449
3.125%, 07/14/2022 (B)	600	607

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	$2,320	$2,486
Jackson Financial
4.000%, 11/23/2051 (B)	417	420
3.125%, 11/23/2031 (B)	2,227	2,239
JPMorgan Chase
8.750%, 09/01/2030	970	1,464
4.950%, 06/01/2045	430	560
4.452%, VAR ICE LIBOR USD 3 Month + 1.330%, 12/05/2029	300	340
4.260%, VAR ICE LIBOR USD 3 Month + 1.580%, 02/22/2048	84	103
4.250%, 10/01/2027	720	808
4.203%, VAR ICE LIBOR USD 3 Month + 1.260%, 07/23/2029	800	895
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/2048	645	761
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	1,480	1,560
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	115	133
3.882%, VAR ICE LIBOR USD 3 Month + 1.360%, 07/24/2038	325	369
3.875%, 09/10/2024	1,140	1,209
3.625%, 05/13/2024	230	243
3.625%, 12/01/2027	230	248
3.200%, 01/25/2023	100	103
3.200%, 06/15/2026	400	424
3.157%, VAR United States Secured Overnight Financing Rate + 1.460%, 04/22/2042	450	470
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	130	134
2.956%, VAR United States Secured Overnight Financing Rate + 2.515%, 05/13/2031	620	642
2.950%, 10/01/2026	377	398
2.739%, VAR United States Secured Overnight Financing Rate + 1.510%, 10/15/2030	165	170
2.545%, VAR United States Secured Overnight Financing Rate + 1.180%, 11/08/2032	1,380	1,388
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	450	455
2.301%, VAR United States Secured Overnight Financing Rate + 1.160%, 10/15/2025	1,392	1,424
2.182%, VAR United States Secured Overnight Financing Rate + 1.890%, 06/01/2028	992	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.083%, VAR United States Secured Overnight Financing Rate + 1.850%, 04/22/2026	$2,862	$2,905
2.069%, VAR United States Secured Overnight Financing Rate + 1.015%, 06/01/2029	2,900	2,876
2.005%, VAR United States Secured Overnight Financing Rate + 1.585%, 03/13/2026	2,045	2,069
1.578%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	4,945	4,887
1.561%, VAR United States Secured Overnight Financing Rate + 0.605%, 12/10/2025	7,445	7,453
1.514%, VAR United States Secured Overnight Financing Rate + 1.455%, 06/01/2024	1,340	1,350
1.470%, VAR United States Secured Overnight Financing Rate + 0.765%, 09/22/2027	3,351	3,285
1.045%, VAR United States Secured Overnight Financing Rate + 0.800%, 11/19/2026	1,806	1,759
1.040%, VAR United States Secured Overnight Financing Rate + 0.695%, 02/04/2027	3,240	3,136
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	4,070	4,030
0.680%, VAR ICE LIBOR USD 3 Month + 0.550%, 02/01/2027	1,590	1,535
KKR Group Finance II
5.500%, 02/01/2043 (B)	80	107
KKR Group Finance III
5.125%, 06/01/2044 (B)	535	690
KKR Group Finance X
3.250%, 12/15/2051 (B)	434	433
Lloyds Banking Group
4.375%, 03/22/2028	925	1,038
4.344%, 01/09/2048	200	233
4.050%, 08/16/2023	200	210
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025	1,190	1,257
2.907%, VAR ICE LIBOR USD 3 Month + 0.810%, 11/07/2023	1,815	1,844
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	855	858
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027	2,000	1,969

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Bank
3.624%, 06/03/2030 (B)	$425	$444
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate + 1.069%, 01/12/2027 (B)	2,045	1,990
Macquarie Group MTN
2.871%, VAR United States Secured Overnight Financing Rate + 1.532%, 01/14/2033 (B)	2,354	2,347
1.935%, VAR United States Secured Overnight Financing Rate + 0.995%, 04/14/2028 (B)	1,240	1,220
1.201%, VAR United States Secured Overnight Financing Rate + 0.694%, 10/14/2025 (B)	1,463	1,450
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (B)	88	97
Mercury General
4.400%, 03/15/2027	935	1,031
MetLife
6.400%, 12/15/2036	420	516
5.700%, 06/15/2035	15	20
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	1,092
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	1,955	2,108
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	231
2.494%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.970%, 10/13/2032	662	663
2.309%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032	1,042	1,027
1.640%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027	1,621	1,600
1.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027	1,896	1,862
0.953%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 07/19/2025	1,919	1,896
Morgan Stanley
1.593%, VAR United States Secured Overnight Financing Rate + 0.879%, 05/04/2027	2,535	2,510
0.985%, VAR United States Secured Overnight Financing Rate + 0.720%, 12/10/2026	1,648	1,598

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.790%, VAR United States Secured Overnight Financing Rate + 0.525%, 05/30/2025	$3,377	$3,333
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month + 1.628%, 01/23/2030	340	387
3.971%, VAR ICE LIBOR USD 3 Month + 1.455%, 07/22/2038	119	136
3.772%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/24/2029	1,080	1,175
3.622%, VAR United States Secured Overnight Financing Rate + 3.120%, 04/01/2031	2,920	3,182
3.125%, 07/27/2026	190	201
2.750%, 05/19/2022	1	1
2.720%, VAR United States Secured Overnight Financing Rate + 1.152%, 07/22/2025	980	1,010
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	520	532
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	1,905	1,903
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	961	940
2.188%, VAR United States Secured Overnight Financing Rate + 1.990%, 04/28/2026	1,300	1,326
1.512%, VAR United States Secured Overnight Financing Rate + 0.858%, 07/20/2027	1,260	1,240
1.164%, VAR United States Secured Overnight Financing Rate + 0.560%, 10/21/2025	7,294	7,236
0.864%, VAR United States Secured Overnight Financing Rate + 0.745%, 10/21/2025	644	635
0.791%, VAR United States Secured Overnight Financing Rate + 0.509%, 01/22/2025	4,523	4,477
MUFG Bank
4.100%, 09/09/2023 (B)	200	211
National Securities Clearing
1.500%, 04/23/2025 (B)	3,035	3,053
1.200%, 04/23/2023 (B)	410	413
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)	800	838
3.766%, VAR ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)	1,840	1,895

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month + 1.181%, 04/26/2023 (B)	$830	$837
Nationwide Mutual Insurance
2.493%, VAR ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)	3,735	3,740
Natwest Group
4.519%, VAR ICE LIBOR USD 3 Month + 1.550%, 06/25/2024	830	868
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/2025	1,500	1,587
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027	920	907
NatWest Group
4.892%, VAR ICE LIBOR USD 3 Month + 1.754%, 05/18/2029	200	229
New York Life Global Funding
0.950%, 06/24/2025 (B)	340	335
New York Life Insurance
6.750%, 11/15/2039 (B)	345	521
Nomura Holdings
2.648%, 01/16/2025	550	566
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (B)	1,212	1,335
Ohio National Financial Services
5.550%, 01/24/2030 (B)	625	708
Owl Rock Capital
3.400%, 07/15/2026	1,387	1,409
2.875%, 06/11/2028	337	331
Owl Rock Capital III
3.125%, 04/13/2027 (B)	1,103	1,078
Park Aerospace Holdings
5.500%, 02/15/2024 (B)	212	227
5.250%, 08/15/2022 (B)	25	26
4.500%, 03/15/2023 (B)	2,070	2,136
PNC Bank
3.875%, 04/10/2025	430	462
Pricoa Global Funding I MTN
1.200%, 09/01/2026 (B)	144	141
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	160	158
Private Export Funding
0.550%, 07/30/2024 (B)	845	834
Prospect Capital
3.706%, 01/22/2026	500	509
Protective Life Global Funding
1.618%, 04/15/2026 (B)	2,170	2,160
Prudential Financial MTN
5.625%, 05/12/2041	10	13
Raymond James Financial
4.950%, 07/15/2046	180	229

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
1.600%, 04/17/2023	$760	$768
1.150%, 06/10/2025	460	456
Santander Holdings USA
4.500%, 07/17/2025	80	87
3.450%, 06/02/2025	640	671
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month + 1.570%, 11/15/2024	3,050	3,237
3.823%, VAR ICE LIBOR USD 3 Month + 1.400%, 11/03/2028	610	655
1.673%, VAR United States Secured Overnight Financing Rate + 0.989%, 06/14/2027	445	436
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026	235	231
1.089%, VAR United States Secured Overnight Financing Rate + 0.787%, 03/15/2025	2,475	2,452
SBL Holdings
5.000%, 02/18/2031 (B)	1,121	1,184
Scentre Group Trust 1
4.375%, 05/28/2030 (B)(D)	635	725
3.625%, 01/28/2026 (B)	1,146	1,223
Societe Generale
3.625%, 03/01/2041 (B)	645	656
Societe Generale MTN
2.625%, 01/22/2025 (B)	735	753
State Street
3.300%, 12/16/2024	70	75
Stewart Information Services
3.600%, 11/15/2031	437	443
Sumitomo Mitsui Financial Group
1.902%, 09/17/2028	2,001	1,962
1.402%, 09/17/2026	1,284	1,253
Swedbank
1.300%, 06/02/2023 (B)	580	583
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	124	185
4.900%, 09/15/2044 (B)	240	308
3.300%, 05/15/2050 (B)	2,455	2,560
The Vanguard Group
3.050%, 08/22/2050	670	655
Toronto-Dominion Bank MTN
1.250%, 09/10/2026	814	800
1.150%, 06/12/2025	460	456
0.750%, 06/12/2023	910	910
Trust Fibra Uno
6.390%, 01/15/2050 (B)	344	402
5.250%, 01/30/2026 (B)	490	537

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS
1.750%, 04/21/2022 (B)	$850	$853
0.700%, 08/09/2024 (B)	2,075	2,051
UBS MTN
4.500%, 06/26/2048 (B)	440	574
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.344%(B)(C)	1,640	1,768
4.253%, 03/23/2028 (B)	350	388
4.125%, 09/24/2025 (B)	200	216
3.491%, 05/23/2023 (B)	1,650	1,667
2.859%, VAR ICE LIBOR USD 3 Month + 0.954%, 08/15/2023 (B)	200	202
2.650%, 02/01/2022 (B)	385	386
UniCredit MTN
6.572%, 01/14/2022 (B)	1,350	1,352
US Bancorp
1.450%, 05/12/2025	1,020	1,024
US Bancorp MTN
2.950%, 07/15/2022	25	25
Validus Holdings
8.875%, 01/26/2040	905	1,496
WEA Finance
4.750%, 09/17/2044 (B)	230	248
3.750%, 09/17/2024 (B)	990	1,038
Wells Fargo
7.950%, 11/15/2029	495	680
5.375%, 11/02/2043	400	529
3.000%, 10/23/2026	1,030	1,082
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	5,025	5,114
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	4,010	5,476
4.900%, 11/17/2045	909	1,143
4.750%, 12/07/2046	700	874
4.650%, 11/04/2044	261	316
4.478%, VAR United States Secured Overnight Financing Rate + 4.032%, 04/04/2031	2,630	3,055
4.400%, 06/14/2046	1,370	1,624
4.150%, 01/24/2029	1,010	1,131
4.125%, 08/15/2023	900	944
3.750%, 01/24/2024	250	262
3.500%, 03/08/2022	72	72
3.450%, 02/13/2023	660	679
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	1,550	1,634
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.406%, VAR United States Secured Overnight Financing Rate + 1.087%, 10/30/2025	$1,005	$1,030
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	900	915
2.164%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/11/2026	4,415	4,481
Westpac Banking
3.133%, 11/18/2041	162	161
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	162	160
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	450	438
1.953%, 11/20/2028	1,299	1,294

		456,691

Health Care — 3.2%
Abbott Laboratories
4.900%, 11/30/2046	470	643
4.750%, 11/30/2036	260	332
3.750%, 11/30/2026	463	512
AbbVie
4.625%, 10/01/2042	38	46
4.550%, 03/15/2035	1,700	2,044
4.500%, 05/14/2035	510	610
4.450%, 05/14/2046	238	288
4.400%, 11/06/2042	1,000	1,193
4.300%, 05/14/2036	235	277
4.250%, 11/14/2028	335	379
4.250%, 11/21/2049	2,210	2,657
4.050%, 11/21/2039	961	1,103
3.800%, 03/15/2025	460	490
3.750%, 11/14/2023	100	105
3.600%, 05/14/2025	770	819
3.450%, 03/15/2022	370	370
3.200%, 11/06/2022	44	45
3.200%, 11/21/2029	2,178	2,329
2.950%, 11/21/2026	380	400
2.900%, 11/06/2022	10	10
2.600%, 11/21/2024	1,820	1,888
2.300%, 11/21/2022	2,939	2,980
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,617
Aetna
3.875%, 08/15/2047	90	100
2.800%, 06/15/2023	2,650	2,715
Amgen
6.375%, 06/01/2037	910	1,289
5.150%, 11/15/2041	332	422

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.663%, 06/15/2051	$269	$344
4.400%, 05/01/2045	375	447
3.625%, 05/22/2024	130	137
3.150%, 02/21/2040	190	195
3.000%, 01/15/2052	1,313	1,274
2.770%, 09/01/2053	263	246
2.000%, 01/15/2032	1,515	1,467
1.650%, 08/15/2028	1,301	1,275
Anthem
4.625%, 05/15/2042	41	51
3.650%, 12/01/2027	220	241
3.500%, 08/15/2024	90	95
3.350%, 12/01/2024	1,425	1,505
3.125%, 05/15/2022	468	472
2.950%, 12/01/2022	661	674
AstraZeneca
3.000%, 05/28/2051	74	78
2.125%, 08/06/2050	162	144
Astrazeneca Finance
1.750%, 05/28/2028	1,141	1,134
Bausch Health
7.250%, 05/30/2029 (B)	170	168
6.250%, 02/15/2029 (B)	500	475
5.500%, 11/01/2025 (B)	20	20
Baxalta
3.600%, 06/23/2022	546	551
Baxter International
3.950%, 04/01/2030	425	473
BayCare Health System
3.831%, 11/15/2050	1,595	1,890
Bayer US Finance
3.375%, 10/08/2024 (B)	800	836
Bayer US Finance II
4.875%, 06/25/2048 (B)	1,795	2,206
4.700%, 07/15/2064 (B)	210	244
4.625%, 06/25/2038 (B)	420	490
4.375%, 12/15/2028 (B)	3,535	3,948
4.250%, 12/15/2025 (B)	2,345	2,536
Becton Dickinson
4.685%, 12/15/2044	301	379
3.734%, 12/15/2024	287	305
3.700%, 06/06/2027	121	132
3.363%, 06/06/2024	758	794
Biogen
3.625%, 09/15/2022	430	439
3.250%, 02/15/2051 (B)	134	131
Bon Secours Mercy Health
3.464%, 06/01/2030	855	929
Bristol-Myers Squibb
5.000%, 08/15/2045	175	232
4.550%, 02/20/2048	166	212
4.350%, 11/15/2047	51	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/15/2025	$217	$235
3.550%, 08/15/2022	360	367
3.400%, 07/26/2029	400	438
3.200%, 06/15/2026	770	828
2.900%, 07/26/2024	785	821
2.750%, 02/15/2023	300	307
2.600%, 05/16/2022	550	555
2.550%, 11/13/2050	522	494
Centene
4.625%, 12/15/2029	230	248
3.375%, 02/15/2030	230	234
3.000%, 10/15/2030	3,398	3,454
2.500%, 03/01/2031	107	104
2.450%, 07/15/2028	1,760	1,734
Cigna
4.900%, 12/15/2048	750	969
4.800%, 08/15/2038	1,144	1,407
4.375%, 10/15/2028	730	830
4.125%, 11/15/2025	290	317
3.875%, 10/15/2047	570	636
3.750%, 07/15/2023	462	480
3.400%, 03/01/2027	380	408
3.400%, 03/15/2050	120	125
3.400%, 03/15/2051	588	615
CommonSpirit Health
4.350%, 11/01/2042	480	551
4.187%, 10/01/2049	635	739
2.782%, 10/01/2030	1,970	2,016
CVS Health
5.125%, 07/20/2045	670	871
5.050%, 03/25/2048	4,005	5,236
4.780%, 03/25/2038	1,075	1,309
4.300%, 03/25/2028	1,336	1,499
4.250%, 04/01/2050	30	36
4.125%, 04/01/2040	160	184
3.875%, 07/20/2025	515	553
3.750%, 04/01/2030	400	439
3.625%, 04/01/2027	690	749
3.000%, 08/15/2026	347	366
2.750%, 12/01/2022	510	517
2.700%, 08/21/2040	500	482
2.125%, 09/15/2031	370	362
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	68	81
Danaher
2.800%, 12/10/2051	257	253
2.600%, 10/01/2050	386	368
DH Europe Finance II Sarl
2.200%, 11/15/2024	888	907
2.050%, 11/15/2022	516	523
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	170	171

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (B)	$1,345	$1,330
Gilead Sciences
5.650%, 12/01/2041	35	48
4.750%, 03/01/2046	380	482
4.600%, 09/01/2035	500	605
4.500%, 02/01/2045	10	12
4.000%, 09/01/2036	288	331
3.700%, 04/01/2024	410	431
3.650%, 03/01/2026	460	496
3.250%, 09/01/2022	185	188
2.800%, 10/01/2050	371	360
2.600%, 10/01/2040	561	540
GlaxoSmithKline Capital
2.850%, 05/08/2022	30	30
HCA
5.875%, 02/01/2029	702	836
5.625%, 09/01/2028	60	70
5.500%, 06/15/2047	60	79
5.375%, 02/01/2025	2,491	2,738
5.250%, 04/15/2025	820	907
5.250%, 06/15/2026	650	731
5.250%, 06/15/2049	2,150	2,761
5.000%, 03/15/2024	1,390	1,495
4.500%, 02/15/2027	20	22
4.125%, 06/15/2029	1,500	1,651
3.500%, 09/01/2030	1,331	1,407
2.375%, 07/15/2031	945	930
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (B)	855	837
Humana
4.950%, 10/01/2044	60	77
4.800%, 03/15/2047	30	38
4.625%, 12/01/2042	170	209
4.500%, 04/01/2025	80	87
3.950%, 03/15/2027	70	77
3.850%, 10/01/2024	1,470	1,560
3.150%, 12/01/2022	560	569
1.350%, 02/03/2027	594	578
Johnson & Johnson
3.700%, 03/01/2046	170	200
3.625%, 03/03/2037	260	298
3.500%, 01/15/2048	92	105
3.400%, 01/15/2038	173	195
2.625%, 01/15/2025	86	90
2.450%, 09/01/2060	935	883
0.950%, 09/01/2027	610	597
0.550%, 09/01/2025	300	294
Mass General Brigham
3.192%, 07/01/2049	115	122
Medtronic
4.625%, 03/15/2045	9	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 03/15/2025	$241	$257
Merck
2.400%, 09/15/2022	29	29
1.450%, 06/24/2030	300	287
0.750%, 02/24/2026	530	520
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	808
Pfizer
4.000%, 12/15/2036	815	969
2.800%, 03/11/2022	309	310
2.625%, 04/01/2030	440	464
2.550%, 05/28/2040	1,124	1,121
1.700%, 05/28/2030	420	411
0.800%, 05/28/2025	670	662
Roche Holdings
2.607%, 12/13/2051 (B)	425	417
2.076%, 12/13/2031 (B)	1,051	1,048
Royalty Pharma
1.200%, 09/02/2025	535	524
0.750%, 09/02/2023	925	919
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,205
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,413	2,482
Smith & Nephew
2.032%, 10/14/2030	670	647
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	1,447	1,583
Takeda Pharmaceutical
5.000%, 11/26/2028	460	540
4.400%, 11/26/2023	2,174	2,300
3.175%, 07/09/2050	936	944
3.025%, 07/09/2040	362	368
2.050%, 03/31/2030	1,236	1,210
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	190	190
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	390	417
6.000%, 04/15/2024	200	210
5.125%, 05/09/2029	1,570	1,539
3.150%, 10/01/2026	1,540	1,448
2.800%, 07/21/2023	630	632
Thermo Fisher Scientific
2.800%, 10/15/2041	260	263
2.000%, 10/15/2031	548	540
1.750%, 10/15/2028	615	611
1.215%, 10/18/2024	1,298	1,297
UnitedHealth Group
5.800%, 03/15/2036	280	388
4.625%, 07/15/2035	523	654
4.450%, 12/15/2048	90	115

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 04/15/2047	$450	$551
4.250%, 06/15/2048	110	136
3.875%, 12/15/2028	170	191
3.875%, 08/15/2059	360	431
3.750%, 07/15/2025	270	293
3.700%, 08/15/2049	150	173
3.500%, 06/15/2023	150	156
3.350%, 07/15/2022	28	28
3.250%, 05/15/2051	544	589
3.125%, 05/15/2060	50	52
3.050%, 05/15/2041	169	177
2.900%, 05/15/2050	576	587
2.875%, 03/15/2023	50	51
2.750%, 05/15/2040	248	252
2.375%, 10/15/2022	70	71
2.300%, 05/15/2031	1,169	1,189
2.000%, 05/15/2030	140	139
1.250%, 01/15/2026	170	169
Universal Health Services
1.650%, 09/01/2026 (B)	685	672
Utah Acquisition Sub
3.950%, 06/15/2026	1,645	1,774
Viatris
4.000%, 06/22/2050	675	719
2.700%, 06/22/2030	140	141
Wyeth
5.950%, 04/01/2037	470	662

		149,553

Industrials — 2.4%
3M
3.700%, 04/15/2050	660	774
3.050%, 04/15/2030	90	97
2.375%, 08/26/2029	390	400
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (B)(D)	273	264
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (B)	594	616
AerCap Ireland Capital DAC
4.875%, 01/16/2024	1,500	1,595
3.875%, 01/23/2028	345	366
3.500%, 01/15/2025	232	242
3.300%, 01/30/2032	3,775	3,846
3.150%, 02/15/2024	560	578
3.000%, 10/29/2028	2,375	2,409
2.450%, 10/29/2026	4,180	4,214
1.750%, 10/29/2024	2,110	2,105
1.650%, 10/29/2024	3,088	3,082
1.150%, 10/29/2023	2,597	2,586
Air Lease
3.625%, 04/01/2027	221	232
3.625%, 12/01/2027	216	227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 01/15/2022	$1,110	$1,111
3.375%, 07/01/2025	310	323
3.250%, 03/01/2025	1,645	1,707
Air Lease MTN
2.300%, 02/01/2025	355	360
Avolon Holdings Funding
5.250%, 05/15/2024 (B)	120	129
Boeing
5.930%, 05/01/2060	20	28
5.805%, 05/01/2050	1,607	2,176
5.705%, 05/01/2040	796	1,022
5.150%, 05/01/2030	1,262	1,470
5.040%, 05/01/2027	160	180
4.875%, 05/01/2025	2,075	2,270
4.508%, 05/01/2023	1,050	1,097
3.750%, 02/01/2050	1,058	1,100
3.625%, 02/01/2031	698	744
3.625%, 03/01/2048	23	23
3.550%, 03/01/2038	196	199
3.250%, 02/01/2028	693	722
3.250%, 02/01/2035	1,607	1,619
3.200%, 03/01/2029	490	504
3.100%, 05/01/2026	160	167
2.800%, 03/01/2027	190	194
2.700%, 02/01/2027	540	549
2.196%, 02/04/2026	2,160	2,159
1.433%, 02/04/2024	2,065	2,062
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	135
5.400%, 06/01/2041	50	67
4.150%, 12/15/2048	150	185
4.050%, 06/15/2048	124	149
2.875%, 06/15/2052	120	120
Canadian Pacific Railway
6.125%, 09/15/2115	44	65
3.100%, 12/02/2051	416	428
3.000%, 12/02/2041	305	312
2.450%, 12/02/2031	640	653
1.750%, 12/02/2026	800	803
1.350%, 12/02/2024	2,404	2,407
Carrier Global
3.577%, 04/05/2050	30	32
Cintas No. 2
3.700%, 04/01/2027	400	438
2.900%, 04/01/2022	400	402
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	379	383
CoStar Group
2.800%, 07/15/2030 (B)	830	830
Crowley Conro
4.181%, 08/15/2043	435	505

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
3.750%, 04/15/2050	$530	$626
3.100%, 04/15/2030	100	108
Delta Air Lines
7.375%, 01/15/2026	580	683
7.000%, 05/01/2025 (B)	2,410	2,756
4.750%, 10/20/2028 (B)	2,345	2,561
4.500%, 10/20/2025 (B)	1,803	1,895
4.375%, 04/19/2028	153	163
3.800%, 04/19/2023	381	390
3.625%, 03/15/2022	330	330
2.900%, 10/28/2024	60	61
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,641	3,560
DP World MTN
5.625%, 09/25/2048 (B)	990	1,215
Eaton
7.625%, 04/01/2024	75	85
4.150%, 11/02/2042	140	164
2.750%, 11/02/2022	900	917
Emerson Electric
2.800%, 12/21/2051	280	274
Equifax
3.950%, 06/15/2023	1,612	1,675
2.600%, 12/15/2025	255	264
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	1,718	2,050
General Dynamics
4.250%, 04/01/2040	880	1,075
4.250%, 04/01/2050	230	293
3.500%, 05/15/2025	60	64
3.250%, 04/01/2025	160	169
General Electric MTN
6.750%, 03/15/2032	720	982
0.636%, VAR ICE LIBOR USD 3 Month + 0.480%, 08/15/2036	2,400	2,080
GFL Environmental
4.250%, 06/01/2025 (B)	250	257
Honeywell International
1.350%, 06/01/2025	310	311
Howmet Aerospace
3.000%, 01/15/2029	956	957
IHS Markit
5.000%, 11/01/2022 (B)	750	771
4.750%, 02/15/2025 (B)	665	724
4.750%, 08/01/2028	1,215	1,408
3.625%, 05/01/2024	1,000	1,049
John Deere Capital MTN
1.200%, 04/06/2023	763	769
0.550%, 07/05/2022	991	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
L3Harris Technologies
5.054%, 04/27/2045	$180	$236
4.854%, 04/27/2035	80	98
Lockheed Martin
4.500%, 05/15/2036	90	110
4.070%, 12/15/2042	91	107
3.550%, 01/15/2026	1,190	1,288
3.100%, 01/15/2023	50	51
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	510	544
Northrop Grumman
5.250%, 05/01/2050	350	490
4.030%, 10/15/2047	622	733
3.250%, 08/01/2023	1,660	1,717
3.250%, 01/15/2028	1,658	1,774
2.930%, 01/15/2025	810	844
Otis Worldwide
3.112%, 02/15/2040	555	569
2.056%, 04/05/2025	220	224
Parker-Hannifin
2.700%, 06/14/2024	400	413
Prime Security Services Borrower
5.750%, 04/15/2026 (B)	320	344
Quanta Services
0.950%, 10/01/2024	784	775
Raytheon Technologies
4.625%, 11/16/2048	51	65
4.500%, 06/01/2042	430	532
4.450%, 11/16/2038	63	76
4.150%, 05/15/2045	59	69
4.125%, 11/16/2028	280	313
3.950%, 08/16/2025	510	553
3.150%, 12/15/2024	200	210
2.250%, 07/01/2030	420	419
Republic Services
3.950%, 05/15/2028	335	371
2.500%, 08/15/2024	635	653
1.450%, 02/15/2031	1,650	1,534
Roper Technologies
1.000%, 09/15/2025	420	410
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (B)	1,120	1,102
Sodexo
1.634%, 04/16/2026 (B)	871	863
Southwest Airlines
5.125%, 06/15/2027	965	1,103
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	375	414
Teck Resources
6.125%, 10/01/2035	330	428
Triton Container International
2.050%, 04/15/2026 (B)	755	749

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific
3.839%, 03/20/2060	$1,030	$1,213
3.750%, 07/15/2025	340	367
3.750%, 02/05/2070	230	261
3.250%, 02/05/2050	1,055	1,131
2.891%, 04/06/2036	1,595	1,671
2.400%, 02/05/2030	634	646
2.150%, 02/05/2027	512	525
United Airlines
4.625%, 04/15/2029 (B)	420	433
4.375%, 04/15/2026 (B)	20	21
United Parcel Service
5.300%, 04/01/2050	190	281
5.200%, 04/01/2040	240	323
United Rentals North America
4.875%, 01/15/2028	150	158
3.875%, 11/15/2027	100	104
3.875%, 02/15/2031	820	832
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	474	471

		113,758

Information Technology — 2.2%
Analog Devices
2.100%, 10/01/2031	647	648
1.700%, 10/01/2028	486	485
Apple
4.375%, 05/13/2045	360	454
4.250%, 02/09/2047	162	202
3.850%, 05/04/2043	220	259
3.200%, 05/13/2025	64	68
3.200%, 05/11/2027	232	250
2.850%, 08/05/2061	647	648
2.650%, 05/11/2050	797	784
2.650%, 02/08/2051	809	795
2.550%, 08/20/2060	759	713
2.450%, 08/04/2026	1,410	1,472
2.375%, 02/08/2041	262	254
2.150%, 02/09/2022	82	82
1.700%, 08/05/2031	969	946
1.400%, 08/05/2028	2,743	2,686
1.125%, 05/11/2025	1,110	1,107
Broadcom
4.300%, 11/15/2032	610	686
4.150%, 11/15/2030	1,446	1,604
3.875%, 01/15/2027	244	265
3.469%, 04/15/2034 (B)	834	873
3.419%, 04/15/2033 (B)	1,881	1,972
3.187%, 11/15/2036 (B)	10	10
3.150%, 11/15/2025	424	444
3.137%, 11/15/2035 (B)	1,960	1,972

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 02/15/2031 (B)	$566	$555
Dell International
8.350%, 07/15/2046	86	143
6.100%, 07/15/2027	327	390
6.020%, 06/15/2026	39	45
4.900%, 10/01/2026	164	185
3.450%, 12/15/2051 (B)	964	926
3.375%, 12/15/2041 (B)	803	794
Global Payments
2.900%, 11/15/2031	640	649
2.150%, 01/15/2027	960	964
1.500%, 11/15/2024	2,529	2,529
HP
2.200%, 06/17/2025	1,040	1,062
Intel
4.750%, 03/25/2050	785	1,045
3.700%, 07/29/2025	223	241
3.250%, 11/15/2049	380	401
3.200%, 08/12/2061	263	269
3.100%, 07/29/2022	35	36
3.050%, 08/12/2051	2,320	2,373
2.800%, 08/12/2041	521	520
2.000%, 08/12/2031	954	948
1.600%, 08/12/2028	1,354	1,338
International Business Machines
3.000%, 05/15/2024	1,510	1,577
KLA
3.300%, 03/01/2050	377	403
Kyndryl Holdings
2.050%, 10/15/2026 (B)	1,350	1,314
Marvell Technology
1.650%, 04/15/2026	1,030	1,018
Mastercard
3.850%, 03/26/2050	80	96
3.375%, 04/01/2024	80	84
Microsoft
4.100%, 02/06/2037	251	304
3.625%, 12/15/2023	89	94
3.500%, 02/12/2035	156	178
3.450%, 08/08/2036	565	650
3.300%, 02/06/2027	1,550	1,689
3.041%, 03/17/2062	199	213
2.921%, 03/17/2052	365	388
2.875%, 02/06/2024	1,010	1,051
2.700%, 02/12/2025	250	262
2.675%, 06/01/2060	156	155
2.525%, 06/01/2050	546	532
2.400%, 02/06/2022	600	600
2.400%, 08/08/2026	1,700	1,779
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NVIDIA
3.700%, 04/01/2060	$310	$370
3.500%, 04/01/2040	430	483
3.500%, 04/01/2050	1,200	1,368
2.850%, 04/01/2030	1,560	1,657
NXP BV
3.875%, 06/18/2026 (B)	1,382	1,492
3.250%, 05/11/2041 (B)	354	366
3.150%, 05/01/2027 (B)	321	338
2.700%, 05/01/2025 (B)	280	289
Oracle
4.375%, 05/15/2055	420	460
3.950%, 03/25/2051	3,702	3,843
3.900%, 05/15/2035	1,720	1,842
3.800%, 11/15/2037	2,255	2,354
3.650%, 03/25/2041	336	340
3.600%, 04/01/2040	1,265	1,269
3.600%, 04/01/2050	310	304
2.950%, 11/15/2024	315	328
2.950%, 04/01/2030	790	799
2.875%, 03/25/2031	1,320	1,328
2.800%, 04/01/2027	562	579
1.650%, 03/25/2026	1,100	1,092
PayPal Holdings
2.300%, 06/01/2030	2,845	2,890
1.650%, 06/01/2025	400	405
1.350%, 06/01/2023	390	393
Prosus
3.832%, 02/08/2051 (B)	320	298
Prosus MTN
4.027%, 08/03/2050 (B)	730	701
3.061%, 07/13/2031 (B)	2,100	2,047
salesforce.com
3.700%, 04/11/2028	670	743
3.250%, 04/11/2023	480	495
Sprint
7.875%, 09/15/2023	110	121
Sprint Capital
8.750%, 03/15/2032	490	735
Tencent Holdings MTN
3.975%, 04/11/2029 (B)	600	653
3.840%, 04/22/2051 (B)	2,035	2,137
3.680%, 04/22/2041 (B)	1,300	1,349
3.595%, 01/19/2028 (B)	570	605
Texas Instruments
4.150%, 05/15/2048	300	374
1.750%, 05/04/2030	290	284
1.125%, 09/15/2026	322	319
TSMC Arizona
3.250%, 10/25/2051	290	305
1.750%, 10/25/2026	1,300	1,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Global
1.375%, 09/28/2030 (B)	$1,925	$1,786
Visa
4.300%, 12/14/2045	690	868
3.650%, 09/15/2047	235	273
3.150%, 12/14/2025	1,410	1,504
VMware
4.700%, 05/15/2030	650	757
3.900%, 08/21/2027	128	139
1.800%, 08/15/2028	706	687
1.400%, 08/15/2026	1,283	1,261
1.000%, 08/15/2024	1,123	1,112
0.600%, 08/15/2023	1,603	1,592
Vontier
2.950%, 04/01/2031 (B)	425	421
1.800%, 04/01/2026 (B)	495	487

		95,462

Materials — 0.6%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,583
Anglo American Capital
4.750%, 04/10/2027 (B)	720	801
4.000%, 09/11/2027 (B)	200	215
3.625%, 09/11/2024 (B)	710	745
ArcelorMittal
7.000%, 10/15/2039	120	165
Ball
3.125%, 09/15/2031	310	306
Barrick
5.250%, 04/01/2042	80	104
Barrick North America Finance
5.750%, 05/01/2043	290	394
5.700%, 05/30/2041	509	692
Berry Global
1.570%, 01/15/2026	2,985	2,921
BHP Billiton Finance USA
5.000%, 09/30/2043	410	542
4.125%, 02/24/2042	40	47
2.875%, 02/24/2022	50	50
Dow Chemical
5.250%, 11/15/2041	25	32
4.800%, 05/15/2049	360	458
3.600%, 11/15/2050	647	701
DuPont de Nemours
4.493%, 11/15/2025	1,775	1,961
Ecolab
2.700%, 12/15/2051	354	348
2.125%, 02/01/2032	964	956
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	480	521

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043	$645	$811
4.625%, 08/01/2030	180	193
4.550%, 11/14/2024	40	43
3.875%, 03/15/2023	20	21
Glencore Funding
4.125%, 05/30/2023 (B)	200	208
4.125%, 03/12/2024 (B)	1,340	1,409
4.000%, 03/27/2027 (B)	1,200	1,295
3.875%, 10/27/2027 (B)	220	236
3.000%, 10/27/2022 (B)	30	31
Industrias Penoles
4.150%, 09/12/2029 (B)	1,005	1,084
International Flavors & Fragrances
5.000%, 09/26/2048	1,505	1,934
1.230%, 10/01/2025 (B)	1,835	1,794
LYB International Finance III
3.625%, 04/01/2051	959	1,015
3.375%, 10/01/2040	968	1,008
Nacional del Cobre de Chile
4.250%, 07/17/2042 (B)	970	1,070
Newcrest Finance Pty
3.250%, 05/13/2030 (B)	630	660
OCP
5.125%, 06/23/2051 (B)	360	339
4.500%, 10/22/2025 (B)	400	422
3.750%, 06/23/2031 (B)	410	398
Orbia Advance
2.875%, 05/11/2031 (B)	780	767
1.875%, 05/11/2026 (B)	820	808
Sealed Air
1.573%, 10/15/2026 (B)	795	771
Southern Copper
5.250%, 11/08/2042	2,220	2,794
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,423
3.125%, 01/15/2032	70	68
Teck Resources
6.250%, 07/15/2041	376	499
6.000%, 08/15/2040	30	38
5.200%, 03/01/2042	382	449
Vale Overseas
6.875%, 11/21/2036	874	1,161
6.250%, 08/10/2026	32	37
Westlake Chemical
3.600%, 08/15/2026	352	378
3.125%, 08/15/2051	1,157	1,114
WestRock RKT
4.000%, 03/01/2023	70	72

		38,892

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.9%
Agree
2.600%, 06/15/2033	$160	$157
2.000%, 06/15/2028	706	692
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,386
3.625%, 11/15/2027	745	796
3.300%, 07/15/2026	1,495	1,575
2.250%, 01/15/2029	486	481
American Tower
1.875%, 10/15/2030	1,430	1,351
AvalonBay Communities MTN
4.350%, 04/15/2048	110	141
2.450%, 01/15/2031	1,155	1,184
Boston Properties
3.800%, 02/01/2024	1,250	1,307
3.400%, 06/21/2029	720	764
Brandywine Operating Partnership
3.950%, 11/15/2027	17	18
Brixmor Operating Partnership
2.500%, 08/16/2031	390	382
2.250%, 04/01/2028	226	225
Camden Property Trust
2.800%, 05/15/2030	435	452
Crown Castle International
4.000%, 03/01/2027	162	176
2.900%, 04/01/2041	453	440
2.500%, 07/15/2031	708	703
2.100%, 04/01/2031	1,791	1,714
1.050%, 07/15/2026	969	936
CyrusOne
3.450%, 11/15/2029	760	824
2.900%, 11/15/2024	1,250	1,290
2.150%, 11/01/2030	155	153
Equinix
2.950%, 09/15/2051	590	557
Essential Properties
2.950%, 07/15/2031	1,290	1,271
Essex Portfolio
2.550%, 06/15/2031	333	334
1.700%, 03/01/2028	847	825
Extra Space Storage
2.350%, 03/15/2032	291	283
GLP Capital
5.375%, 04/15/2026	2,615	2,912
5.300%, 01/15/2029	1,521	1,727
5.250%, 06/01/2025	775	849
4.000%, 01/15/2030	150	159
3.350%, 09/01/2024	125	129
3.250%, 01/15/2032	443	445

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Healthcare Realty Trust
3.875%, 05/01/2025	$200	$212
Healthpeak Properties
2.125%, 12/01/2028	320	320
Hudson Pacific Properties
4.650%, 04/01/2029	580	655
3.950%, 11/01/2027	1,246	1,335
Kilroy Realty
2.650%, 11/15/2033	2,497	2,427
Life Storage
3.875%, 12/15/2027	915	1,004
Mid-America Apartments
4.300%, 10/15/2023	331	346
4.000%, 11/15/2025	395	427
3.950%, 03/15/2029	324	362
Realty Income
3.400%, 01/15/2028	344	371
2.850%, 12/15/2032	470	488
2.200%, 06/15/2028	346	349
Regency Centers
2.950%, 09/15/2029	703	729
Rexford Industrial Realty
2.150%, 09/01/2031	359	339
Sabra Health Care
3.900%, 10/15/2029	715	749
Simon Property Group
2.450%, 09/13/2029	1,020	1,027
Spirit Realty
3.400%, 01/15/2030	389	409
2.700%, 02/15/2032	194	192
2.100%, 03/15/2028	645	628
STORE Capital
4.625%, 03/15/2029	412	461
4.500%, 03/15/2028	1,222	1,350
2.750%, 11/18/2030	574	569
2.700%, 12/01/2031	224	219
Sun Communities Operating
2.300%, 11/01/2028	322	322
Ventas Realty
2.500%, 09/01/2031	275	272
Welltower
4.500%, 01/15/2024	102	108

		42,308

Utilities — 1.8%
AEP Texas
6.650%, 02/15/2033	500	665
AES
1.375%, 01/15/2026	698	677
Alabama Power
3.700%, 12/01/2047	1,600	1,767

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Transmission Systems
2.650%, 01/15/2032 (B)	$1,285	$1,297
Baltimore Gas and Electric
2.250%, 06/15/2031	483	483
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	1,020
Black Hills
3.875%, 10/15/2049	291	318
Boston Gas
4.487%, 02/15/2042 (B)	35	40
Cleco Power
6.000%, 12/01/2040	700	953
Comision Federal de Electricidad
3.875%, 07/26/2033 (B)	656	643
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,856
4.450%, 03/15/2044	1,120	1,312
3.950%, 04/01/2050	130	149
3.350%, 04/01/2030	180	194
Consumers Energy
2.650%, 08/15/2052	356	346
Dominion Energy
3.071%, 08/15/2024	980	1,014
1.450%, 04/15/2026	408	403
DTE Electric
2.950%, 03/01/2050	564	568
DTE Energy
2.950%, 03/01/2030	433	444
2.529%, 10/01/2024	830	854
1.050%, 06/01/2025	1,833	1,796
Duke Energy
3.500%, 06/15/2051	193	199
3.150%, 08/15/2027	280	295
2.550%, 06/15/2031	3,711	3,715
2.400%, 08/15/2022	340	343
0.900%, 09/15/2025	705	685
Duke Energy Carolinas
4.250%, 12/15/2041	628	740
4.000%, 09/30/2042	1,000	1,148
2.550%, 04/15/2031	328	337
Duke Energy Florida
3.850%, 11/15/2042	380	426
3.200%, 01/15/2027	1,080	1,149
2.400%, 12/15/2031	480	486
Duke Energy Indiana
4.200%, 03/15/2042	30	34
2.750%, 04/01/2050	280	272
Duke Energy Progress
4.100%, 05/15/2042	425	496
2.800%, 05/15/2022	25	25
2.500%, 08/15/2050	486	449

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Arkansas
2.650%, 06/15/2051	$1,228	$1,141
Evergy Metro
5.300%, 10/01/2041	100	130
Eversource Energy
2.900%, 10/01/2024	1,610	1,668
1.400%, 08/15/2026	490	480
Exelon
5.625%, 06/15/2035	760	966
FirstEnergy
7.375%, 11/15/2031	3,685	4,973
4.750%, 03/15/2023	340	354
4.400%, 07/15/2027	940	1,012
1.600%, 01/15/2026	180	174
FirstEnergy Transmission
5.450%, 07/15/2044 (B)	35	44
Florida Power & Light
2.875%, 12/04/2051	160	162
Indiana Michigan Power
4.550%, 03/15/2046	325	397
Interstate Power & Light
3.500%, 09/30/2049	198	212
Interstate Power and Light
3.100%, 11/30/2051	40	40
ITC Holdings
4.050%, 07/01/2023	1,152	1,193
2.700%, 11/15/2022	655	665
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	700	744
2.750%, 03/01/2032 (B)	1,604	1,626
KeySpan Gas East
2.742%, 08/15/2026 (B)	1,025	1,046
Metropolitan Edison
4.300%, 01/15/2029 (B)	723	804
3.500%, 03/15/2023 (B)	2,775	2,825
MidAmerican Energy
4.800%, 09/15/2043	830	1,058
2.700%, 08/01/2052	419	407
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (B)	162	178
Mississippi Power
4.250%, 03/15/2042	221	253
3.950%, 03/30/2028	797	873
3.100%, 07/30/2051	579	571
NextEra Energy Capital Holdings
0.650%, 03/01/2023	2,435	2,430
NiSource
5.800%, 02/01/2042	149	196
Northern States Power
3.200%, 04/01/2052	325	344
NSTAR Electric
3.100%, 06/01/2051	298	312

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery
2.750%, 05/15/2030	$1,065	$1,106
2.700%, 11/15/2051 (B)	308	296
Pacific Gas and Electric
4.950%, 07/01/2050	651	709
4.750%, 02/15/2044	162	168
4.500%, 07/01/2040	165	172
4.200%, 06/01/2041	280	282
3.950%, 12/01/2047	733	706
3.500%, 08/01/2050	130	121
3.300%, 08/01/2040	60	56
2.500%, 02/01/2031	1,595	1,519
2.100%, 08/01/2027	1,920	1,854
1.750%, 06/16/2022	690	690
1.700%, 11/15/2023	1,560	1,564
PacifiCorp
2.900%, 06/15/2052	1,747	1,714
PECO Energy
4.150%, 10/01/2044	900	1,069
2.850%, 09/15/2051	582	576
Pennsylvania Electric
3.250%, 03/15/2028 (B)	469	491
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)	500	617
Piedmont Natural Gas
2.500%, 03/15/2031	486	486
Progress Energy
3.150%, 04/01/2022	280	281
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,545	1,704
2.700%, 05/01/2050	324	313
2.050%, 08/01/2050	134	113
1.900%, 08/15/2031	647	630
Public Service Enterprise Group
2.450%, 11/15/2031	752	743
1.600%, 08/15/2030	370	343
Public Service of Colorado
1.875%, 06/15/2031	741	720
Public Service of Oklahoma
3.150%, 08/15/2051	325	328
2.200%, 08/15/2031	490	481
Southern California Edison
4.125%, 03/01/2048	788	884
4.050%, 03/15/2042	5	5
3.700%, 08/01/2025	99	106
Southern California Gas
2.550%, 02/01/2030	900	923
Southern Gas Capital
4.400%, 05/30/2047	500	581
1.750%, 01/15/2031	510	478

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
3.250%, 11/01/2051	$253	$251
1.650%, 03/15/2026	1,575	1,562
Southwestern Public Service
3.750%, 06/15/2049	845	962
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (B)	228	242
Virginia Electric & Power
4.650%, 08/15/2043	585	733
2.450%, 12/15/2050	187	172
Vistra Operations
4.300%, 07/15/2029 (B)	1,590	1,700
WEC Energy Group
1.375%, 10/15/2027	469	452
0.800%, 03/15/2024	1,412	1,398
Wisconsin Electric Power
1.700%, 06/15/2028	255	250

		85,427

Total Corporate Obligations
(Cost $1,363,480) ($ Thousands)		1,421,780

MORTGAGE-BACKED SECURITIES — 28.0%
Agency Mortgage-Backed Obligations — 18.6%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	247	273
7.000%, 05/01/2024 to 03/01/2039	78	91
6.500%, 10/01/2031 to 09/01/2039	140	156
6.000%, 09/01/2022 to 09/01/2038	190	218
5.500%, 01/01/2024 to 08/01/2037	114	128
5.000%, 05/01/2033 to 03/01/2049	5,319	5,912
4.500%, 04/01/2035 to 01/01/2050	4,879	5,303
4.000%, 01/01/2035 to 10/01/2051	20,070	21,814
3.500%, 12/01/2033 to 01/01/2052	56,787	60,752
3.000%, 03/01/2031 to 01/01/2052	49,880	52,239
2.500%, 10/01/2031 to 12/01/2051	14,222	14,650
2.000%, 03/01/2036 to 12/01/2051	13,921	13,986
1.471%, 07/15/2031	265	223
FHLMC ARM
3.090%, VAR ICE LIBOR USD 12 Month + 1.623%, 02/01/2050	341	353
3.016%, VAR ICE LIBOR USD 12 Month + 1.628%, 11/01/2048	1,831	1,890
2.875%, VAR ICE LIBOR USD 12 Month + 1.620%, 11/01/2047	633	654
2.817%, VAR ICE LIBOR USD 12 Month + 1.641%, 05/01/2049	430	445
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	67	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	$19	$23
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	210	238
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	571	656
FHLMC CMO, Ser 2007-3281, Cl AI, IO
6.320%, 02/15/2037(E)	44	8
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	116	132
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.920%, 05/15/2038(E)	10	1
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.120%, 01/15/2040(E)	30	5
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.840%, 10/15/2041(E)	279	42
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,189	1,227
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	311	326
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027(E)	215	12
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.940%, 08/15/2039(E)	459	71
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031(E)	355	19
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.090%, 05/15/2039(E)	7	–
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043(E)	62	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.140%, 09/15/2042(E)	228	28
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	360	364
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	73	75
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027(E)	155	7
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.726%, 02/15/2038(E)	15	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.890%, 05/15/2044(E)	52	8
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.578%, 04/15/2041(E)	171	9
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	626	632
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	341	346
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.890%, 12/15/2046(E)	344	56

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	$1,774	$1,926
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,646	1,738
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	96	97
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,371	1,401
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	217	227
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	592	620
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	255	263
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	576	593
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	106	109
FHLMC CMO, Ser 2018-4846, Cl PF
0.460%, VAR ICE LIBOR USD 1 Month + 0.350%, 12/15/2048	103	102
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	807	845
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050(E)	994	155
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050(E)	300	39
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050(E)	801	116
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050(E)	3,735	502
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050(E)	373	55
FHLMC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050(E)	1,252	206
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050(E)	554	70
FHLMC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050(E)	2,248	370
FHLMC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050(E)	3,134	499
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050(E)	170	20
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051(E)	755	118
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051(E)	3,032	464
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,444	1,420
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	596	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049(E)	$1,082	$146
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	507
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.072%, 05/25/2023(E)	30,716	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(E)	280	298
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.604%, 03/25/2027(E)	4,696	133
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(E)	4,850	390
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029(E)	1,995	117
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029(E)	700	60
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.697%, 04/25/2030(E)	1,297	155
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl A2
2.127%, 11/25/2031	814	836
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.913%, 08/25/2023(E)	6,516	81
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.311%, 07/25/2026(E)	1,038	50
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.572%, 12/25/2027(E)	2,999	93
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.926%, 05/25/2028(E)	4,000	216
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.202%, 06/25/2027(E)	1,562	69
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	642
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(E)	710	725
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	341

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	$580	$610
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
2.403%, VAR ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(B)	590	590
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.753%, VAR ICE LIBOR USD 1 Month + 4.650%, 10/25/2028	193	200
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.569%, 10/25/2037(E)	76	78
FNMA
7.500%, 10/01/2037 to 04/01/2039	91	111
7.000%, 09/01/2026 to 02/01/2039	356	405
6.500%, 05/01/2027 to 05/01/2040	126	141
6.000%, 02/01/2023 to 07/01/2041	1,322	1,509
5.500%, 02/01/2035 to 09/01/2056	4,011	4,556
5.000%, 07/01/2033 to 03/01/2050	14,619	16,381
4.500%, 04/01/2025 to 08/01/2058	25,404	27,771
4.200%, 01/01/2029	775	863
4.000%, 09/01/2033 to 08/01/2059	44,742	48,474
3.820%, 07/01/2027	113	121
3.790%, 12/01/2025	1,465	1,537
3.734%, 02/01/2048(E)	240	276
3.500%, 05/01/2033 to 01/01/2052	43,889	46,823
3.160%, 05/01/2029	184	201
3.020%, 06/01/2024 to 05/01/2026	1,540	1,564
3.000%, 12/01/2031 to 07/01/2060	66,258	69,534
2.900%, 11/01/2029	500	537
2.820%, 07/01/2027	567	598
2.790%, 08/01/2029	1,200	1,285
2.500%, 03/01/2035 to 10/01/2051	36,169	37,517
2.455%, 04/01/2040	1,920	2,002
2.260%, 04/01/2030	677	705
2.000%, 09/01/2030 to 12/01/2051	34,943	35,190
1.850%, 09/01/2035	597	601
1.500%, 12/01/2035 to 03/01/2036	273	274
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.407%, 09/25/2022(E)	5,539	2
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023(E)	823	856
FNMA ACES, Ser 2014-M8, Cl X2, IO
0.289%, 06/25/2024(E)	5,278	53
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(E)	320	339
FNMA ACES, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	114
FNMA ACES, Ser M36, Cl X1, IO
1.465%, 09/25/2034(E)	595	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
2.695%, VAR ICE LIBOR USD 12 Month + 1.585%, 01/01/2046	$1,113	$1,154
2.292%, VAR ICE LIBOR USD 12 Month + 1.579%, 06/01/2045	354	367
2.012%, VAR 12 Month Treas Avg + 1.924%, 11/01/2035	226	236
1.922%, VAR 12 Month Treas Avg + 1.852%, 10/01/2035	48	50
1.911%, VAR 12 Month Treas Avg + 1.846%, 10/01/2035	244	255
1.877%, VAR 12 Month Treas Avg + 1.790%, 11/01/2035	50	52
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	117	123
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	113	116
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	144	163
FNMA CMO, Ser 2006-112, Cl ST, IO
6.598%, 11/25/2036(E)	296	36
FNMA CMO, Ser 2009-103, Cl MB
1.997%, 12/25/2039(E)	23	24
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	539	498
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,084	1,232
FNMA CMO, Ser 2011-87, Cl SG, IO
6.448%, 04/25/2040(E)	90	5
FNMA CMO, Ser 2011-96, Cl SA, IO
6.448%, 10/25/2041(E)	627	98
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027(E)	27	1
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027(E)	140	5
FNMA CMO, Ser 2012-133, Cl CS, IO
6.048%, 12/25/2042(E)	166	29
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	408	404
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	11	11
FNMA CMO, Ser 2012-35, Cl SC, IO
6.398%, 04/25/2042(E)	103	20
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	140	161
FNMA CMO, Ser 2012-70, Cl YS, IO
6.548%, 02/25/2041(E)	5	–
FNMA CMO, Ser 2012-74, Cl SA, IO
6.548%, 03/25/2042(E)	184	25
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	14	13

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	$28	$26
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,441	1,435
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	359	364
FNMA CMO, Ser 2013-124, Cl SB, IO
5.848%, 12/25/2043(E)	275	48
FNMA CMO, Ser 2013-126, Cl CS, IO
6.048%, 09/25/2041(E)	194	21
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,175
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	475	480
FNMA CMO, Ser 2013-54, Cl BS, IO
6.048%, 06/25/2043(E)	108	19
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028(E)	45	3
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032(E)	260	16
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	166	195
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,253	1,410
FNMA CMO, Ser 2013-9, Cl SA, IO
6.048%, 03/25/2042(E)	226	29
FNMA CMO, Ser 2014-47, Cl AI, IO
1.611%, 08/25/2044(E)	112	6
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	273	278
FNMA CMO, Ser 2015-55, Cl IO, IO
1.394%, 08/25/2055(E)	317	13
FNMA CMO, Ser 2015-56, Cl AS, IO
6.048%, 08/25/2045(E)	38	8
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,713	1,740
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	131	134
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,703	1,741
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,227	3,211
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	650	671
FNMA CMO, Ser 2017-76, Cl SB, IO
5.998%, 10/25/2057(E)	1,061	194
FNMA CMO, Ser 2017-85, Cl SC, IO
6.098%, 11/25/2047(E)	335	58
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,166	1,220
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	270	283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	$961	$988
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	506	519
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	307	314
FNMA CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	1,380	1,476
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,120	1,170
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	427	439
FNMA CMO, Ser 2019-79, Cl FA
0.602%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/25/2050	1,661	1,675
FNMA CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051(E)	3,875	562
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047(E)	805	113
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	412	380
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	604	611
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,856	1,855
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050(E)	608	89
FNMA CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050(E)	360	51
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050(E)	1,204	200
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050(E)	2,440	397
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050(E)	2,014	335
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050(E)	1,386	223
FNMA CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050(E)	1,173	181
FNMA CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049(E)	725	122
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051(E)	189	27
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	2,370	2,340
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,383	1,380
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
2.703%, VAR ICE LIBOR USD 1 Month + 2.600%, 05/25/2024	456	465

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.103%, VAR ICE LIBOR USD 1 Month + 3.000%, 07/25/2024	$1,700	$1,726
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
4.353%, VAR ICE LIBOR USD 1 Month + 4.250%, 01/25/2031	540	566
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035(E)	656	112
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041(E)	163	16
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027(E)	213	10
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039(E)	269	37
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	826	855
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,207	1,292
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048(E)	1,600	263
FNMA TBA
5.000%, 01/01/2038	2,970	3,236
4.500%, 01/15/2051	1,888	2,022
4.000%, 01/15/2052	1,021	1,086
3.500%, 02/15/2051 to 01/15/2052	3,028	3,186
3.000%, 01/15/2043 to 03/15/2045	37,493	38,790
2.500%, 01/01/2026 to 01/15/2051	39,738	40,577
2.000%, 01/15/2036 to 02/15/2051	104,855	104,449
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045(B)(E)	10,429	3
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
2.244%, VAR ICE LIBOR USD 1 Month + 2.150%, 01/25/2026(B)	861	857
GNMA
8.000%, 11/15/2029 to 09/15/2030	32	34
7.500%, 03/15/2029 to 10/15/2037	45	51
7.000%, 09/15/2031	17	20
6.500%, 07/15/2028 to 12/15/2035	918	1,039
6.000%, 12/15/2028 to 10/20/2040	1,599	1,804
5.511%, 07/20/2060(E)	1	1
5.000%, 12/20/2039 to 03/20/2049	7,359	7,949
4.700%, 09/20/2061(E)	100	106
4.500%, 04/20/2041 to 12/20/2050	8,619	9,226
4.475%, 01/20/2069(E)	15	15
4.000%, 06/20/2047 to 11/20/2050	13,116	13,956
3.630%, 04/20/2063(E)	34	35
3.500%, 01/20/2046 to 10/20/2050	13,846	14,573

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/15/2042 to 01/20/2050	$9,082	$9,482
2.500%, 12/20/2050 to 07/20/2051	3,705	3,828
2.000%, 02/20/2034 to 12/20/2050	115	120
GNMA CMO, Ser 2007-17, Cl IB, IO
6.146%, 04/20/2037(E)	321	44
GNMA CMO, Ser 2007-51, Cl SG, IO
6.476%, 08/20/2037(E)	40	5
GNMA CMO, Ser 2007-78, Cl SA, IO
6.423%, 12/16/2037(E)	398	48
GNMA CMO, Ser 2009-66, Cl XS, IO
6.693%, 07/16/2039(E)	235	26
GNMA CMO, Ser 2010-4, Cl NS, IO
6.283%, 01/16/2040(E)	2,657	471
GNMA CMO, Ser 2010-85, Cl HS, IO
6.546%, 01/20/2040(E)	11	–
GNMA CMO, Ser 2010-H11, Cl FA
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 06/20/2060	345	350
GNMA CMO, Ser 2010-H27, Cl FA
0.461%, VAR ICE LIBOR USD 1 Month + 0.380%, 12/20/2060	937	937
GNMA CMO, Ser 2010-H28, Cl FE
0.481%, VAR ICE LIBOR USD 1 Month + 0.400%, 12/20/2060	351	351
GNMA CMO, Ser 2011-H08, Cl FG
0.561%, VAR ICE LIBOR USD 1 Month + 0.480%, 03/20/2061	335	336
GNMA CMO, Ser 2011-H08, Cl FD
0.581%, VAR ICE LIBOR USD 1 Month + 0.500%, 02/20/2061	169	169
GNMA CMO, Ser 2011-H09, Cl AF
0.581%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/20/2061	255	256
GNMA CMO, Ser 2012-141, Cl WA
4.534%, 11/16/2041(E)	204	223
GNMA CMO, Ser 2012-34, Cl SA, IO
5.946%, 03/20/2042(E)	303	58
GNMA CMO, Ser 2012-43, Cl SN, IO
6.493%, 04/16/2042(E)	54	12
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038(E)	13	–
GNMA CMO, Ser 2012-98, Cl SA, IO
5.993%, 08/16/2042(E)	125	23
GNMA CMO, Ser 2012-H25, Cl FA
0.781%, VAR ICE LIBOR USD 1 Month + 0.700%, 12/20/2061	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.764%, 10/20/2062(E)	786	34
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043(E)	120	11
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043(E)	328	45

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-5, Cl SP, IO
6.043%, 06/16/2043(E)	$115	$10
GNMA CMO, Ser 2014-H10, Cl TA
0.681%, VAR ICE LIBOR USD 1 Month + 0.600%, 04/20/2064	462	465
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045(E)	86	14
GNMA CMO, Ser 2015-H10, Cl FC
0.561%, VAR ICE LIBOR USD 1 Month + 0.480%, 04/20/2065	302	303
GNMA CMO, Ser 2015-H18, Cl FA
0.531%, VAR ICE LIBOR USD 1 Month + 0.450%, 06/20/2065	155	156
GNMA CMO, Ser 2015-H20, Cl FA
0.551%, VAR ICE LIBOR USD 1 Month + 0.470%, 08/20/2065	216	216
GNMA CMO, Ser 2016-135, Cl SB, IO
5.993%, 10/16/2046(E)	224	57
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	677	691
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.199%, 07/20/2067(E)	598	60
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.614%, 09/20/2067(E)	3,860	223
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.034%, 10/20/2067(E)	281	23
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.361%, 11/20/2067(E)	126	10
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	675	685
GNMA CMO, Ser 2018-H06, Cl PF
0.381%, VAR ICE LIBOR USD 1 Month + 0.300%, 02/20/2068	366	365
GNMA CMO, Ser 2018-H07, Cl FD
0.381%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/20/2068	677	676
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	589	616
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	374	395
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	410	426
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050(E)	726	93
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050(E)	278	36
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050(E)	362	48
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050(E)	278	38
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050(E)	277	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050(E)	$188	$25
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050(E)	1,018	135
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050(E)	2,369	242
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050(E)	676	89
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050(E)	261	39
GNMA CMO, Ser 2020-H09, Cl NF
1.354%, VAR ICE LIBOR USD 1 Month + 1.250%, 04/20/2070	295	303
GNMA CMO, Ser 2020-H09, Cl FL
1.254%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/20/2070	745	778
GNMA CMO, Ser 2020-H12, Cl F
0.604%, VAR ICE LIBOR USD 1 Month + 0.500%, 07/20/2070	69	70
GNMA CMO, Ser 2020-H13, Cl FA
0.554%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/20/2070	653	657
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,572	1,548
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051(E)	489	91
GNMA REMIC CMO, Ser 2014-117, Cl SJ, IO
5.496%, 08/20/2044(E)	2	–
GNMA TBA
3.000%, 01/15/2043	200	207
2.500%, 01/15/2051 to 02/15/2052	24,050	24,610
2.000%, 02/15/2051	13,525	13,622
GNMA, Ser 107, Cl AD
2.768%, 11/16/2047(E)	309	316
GNMA, Ser 110, Cl IO, IO
0.879%, 11/16/2063(E)	2,464	203
GNMA, Ser 145, Cl XI, IO
0.001%, 09/16/2044(E)	38	–
GNMA, Ser 2012-112, Cl IO, IO
0.132%, 02/16/2053(E)	492	2
GNMA, Ser 2012-152, Cl IO, IO
0.566%, 01/16/2054(E)	2,714	54
GNMA, Ser 2012-27, Cl IO, IO
0.718%, 04/16/2053(E)	958	10
GNMA, Ser 2013-96, Cl IO, IO
0.120%, 10/16/2054(E)	803	3
GNMA, Ser 2014-47, Cl IA, IO
0.143%, 02/16/2048(E)	58	1
GNMA, Ser 2014-50, Cl IO, IO
0.599%, 09/16/2055(E)	314	10
GNMA, Ser 2014-92, Cl IX, IO
0.181%, 05/16/2054(E)	3,185	28

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-5, Cl IK, IO
0.413%, 11/16/2054(E)	$2,847	$43
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	281	289
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	66	66
GNMA, Ser 41, Cl IO, IO
0.617%, 07/16/2058(E)	967	38
GNMA, Ser 60, Cl IO, IO
0.835%, 05/16/2063(E)	2,466	185

		858,573
Non-Agency Mortgage-Backed Obligations — 9.4%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.649%, 02/25/2035(E)	17	17
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.382%, VAR ICE LIBOR USD 1 Month + 0.280%, 03/25/2037	890	891
Alen Mortgage Trust, Ser ACEN, Cl A
1.260%, VAR ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(B)	885	884
Alternative Loan Trust, Ser 2006-18CB, Cl A6
28.193%, VAR ICE LIBOR USD 1 Month + 28.600%, 07/25/2036	159	231
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.246%, VAR ICE LIBOR USD 6 Month + 2.000%, 02/25/2045	41	41
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.252%, VAR ICE LIBOR USD 6 Month + 2.000%, 06/25/2045	772	790
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
1.996%, VAR ICE LIBOR USD 6 Month + 1.750%, 11/25/2045	817	477
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.502%, VAR ICE LIBOR USD 1 Month + 0.400%, 03/25/2046	2,500	2,433
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049(B)(E)	81	81
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(E)	483	484
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(E)	176	176

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(E)	$653	$647
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(E)	615	607
AREIT Trust, Ser CRE3, Cl A
1.185%, VAR SOFR30A + 1.134%, 09/14/2036(B)	1,996	1,994
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(E)	1,790	1,995
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.830%, 08/10/2045(B)(E)	1,625	589
BANK, Ser BN38, Cl A5
2.521%, 12/15/2064	1,125	1,156
Barclays Commercial Mortgage Trust, Ser C3, Cl A3
3.319%, 05/15/2052	110	117
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	642	665
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	221	243
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	676
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(B)	493	514
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
0.492%, 03/28/2037(B)(E)	536	532
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.867%, 05/25/2034(E)	5	5
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.622%, 10/25/2033(E)	307	312
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.548%, 11/25/2035(E)	2,521	764
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(E)	699	707
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(E)	1	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.242%, VAR ICE LIBOR USD 1 Month + 0.140%, 03/25/2037	2,942	2,828
Benchmark Mortgage Trust, Ser B31, Cl A5
2.669%, 12/15/2054	1,449	1,502
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(B)	574	577

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(B)	$403	$406
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(B)	1,540	1,537
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
2.110%, VAR ICE LIBOR USD 1 Month + 2.000%, 10/15/2036(B)	2,303	2,291
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.030%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)	4,067	4,068
BX Commercial Mortgage Trust, Ser IND, Cl H
3.110%, VAR ICE LIBOR USD 1 Month + 3.000%, 11/15/2035(B)	4,102	4,087
BX Commercial Mortgage Trust, Ser XL2, Cl A
0.799%, VAR ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(B)	1,034	1,028
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(B)	610	642
BX Trust, Ser MMP, Cl A
1.110%, VAR ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(B)	483	482
BX, Ser MFM1, Cl A
0.810%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(B)	735	730
Cali Mortgage Trust, Ser 101C, Cl A
3.957%, 03/10/2039(B)	1,280	1,418
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.180%, VAR ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(B)	940	941
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(E)	53	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	334
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.868%, 08/15/2050(E)	8,431	291
CD Mortgage Trust, Ser CD8, Cl A4
2.912%, 08/15/2057	406	426
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039(B)	1,160	1,207
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	306	321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	$371	$398
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(B)(E)	2,840	2,749
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039(B)(E)	2,960	2,760
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.771%, 02/25/2037(E)	4	4
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.439%, 02/25/2037(E)	7	8
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.295%, 06/25/2035(E)	8	8
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.040%, VAR ICE LIBOR USD 1 Month + 0.930%, 11/15/2036(B)	490	490
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(E)	91	92
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(E)	1,605	1,580
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	240	245
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,811
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.240%, 09/25/2033(E)	5	5
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(B)(E)	1,882	1,885
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(E)	864	855
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	9	9
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(E)	15	16
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.072%, 10/10/2046(E)	70	69
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(E)	120	124
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	134
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(B)	299	303

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	$236	$247
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.117%, 03/10/2047(E)	1,509	29
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	300
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.113%, 02/10/2048(E)	5,629	157
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(B)	410	418
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(B)	1,230	1,243
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	1,822	1,908
COMM Mortgage Trust, Ser CR14, Cl B
4.605%, 02/10/2047(E)	850	890
COMM Mortgage Trust, Ser CR26, Cl C
4.478%, 10/10/2048(E)	870	915
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	1,420	1,434
COMM Mortgage Trust, Ser CR8, Cl A5
3.612%, 06/10/2046(E)	320	329
COMM Mortgage Trust, Ser LC21, Cl A4
3.708%, 07/10/2048	311	331
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	616	640
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	386
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	1,560	1,588
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	751
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	471	474
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	594
Commercial Mortgage Trust, Ser PF1, Cl A5
2.522%, 11/15/2054	480	487
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.403%, VAR ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)	458	460
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.203%, VAR ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)	612	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
2.153%, VAR ICE LIBOR USD 1 Month + 2.050%, 01/25/2040(B)	$339	$340
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	16	17
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.519%, 10/25/2033(E)	502	498
Credit Suisse Mortgage Trust, Ser NXSR, Cl A4
3.795%, 12/15/2049(E)	730	787
Credit Suisse Mortgage Trust, Ser RIO, Cl A
4.024%, VAR ICE LIBOR USD 1 Month + 3.024%, 12/15/2022(B)	3,790	3,792
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	414	436
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	499	519
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,049	1,090
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	1,207	1,244
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(B)	290	258
CSMC Trust, Ser 2017-CHOP, Cl G
5.710%, VAR ICE LIBOR USD 1 Month + 5.600%, 07/15/2032(B)	1,000	916
CSMC Trust, Ser 2017-PFHP, Cl A
1.060%, VAR ICE LIBOR USD 1 Month + 0.950%, 12/15/2030(B)	1,190	1,190
CSMC Trust, Ser 2017-RPL1, Cl M2
2.988%, 07/25/2057(B)(E)	1,760	1,758
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(E)	2,738	2,780
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(E)	748	752
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(E)	2,025	2,035
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(B)(E)	530	530
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(E)	1,875	1,873
CSMC, Ser 2014-11R, Cl 9A2
0.372%, VAR ICE LIBOR USD 1 Month + 0.140%, 10/27/2036(B)	2,120	1,837
CSMC, Ser 2014-7R, Cl 8A1
2.972%, 07/27/2037(B)(E)	20	20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(B)	$2,135	$2,246
CSMC, Ser 2015-5R, Cl 1A1
1.004%, 09/27/2046(B)(E)	99	100
CSMC, Ser 2021-2R, Cl 1A1
1.844%, VAR ICE LIBOR USD 1 Month + 1.750%, 07/25/2047(B)	1,042	1,039
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(B)(E)	1,675	1,671
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(B)	1,175	1,222
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034(B)(E)	315	324
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(B)	1,240	1,292
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.904%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/19/2044	322	311
EQUS Mortgage Trust, Ser EQAZ, Cl A
0.865%, VAR ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(B)	816	812
EQUS Mortgage Trust, Ser EQAZ, Cl B
1.210%, VAR ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(B)	790	786
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(E)	173	175
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(E)	233	233
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(B)(E)	1,890	1,923
FNMA TBA
2.500%, 03/01/2043 to 02/15/2051	148,375	150,931
2.000%, 02/15/2036 to 01/15/2051	49,572	49,841
1.500%, 02/15/2036	10,225	10,234
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(B)(E)	555	558
GNMA
3.000%, 09/20/2051 to 10/20/2051	8,172	8,478
GPMT, Ser FL3, Cl A
1.354%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(B)	959	959
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043(B)	214	214
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(B)	1,310	1,323

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser GC30, Cl B
4.029%, 05/10/2050(E)	$480	$505
GS Mortgage Securities II, Ser SRP5, Cl A
1.660%, VAR ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(B)	2,781	2,528
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(E)	270	281
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	977	1,020
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(E)	680	678
GS Mortgage Securities Trust, Ser GC14, Cl A5
4.243%, 08/10/2046	415	432
GS Mortgage Securities Trust, Ser GC47, Cl A5
2.377%, 05/12/2053	728	738
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	807	778
GS Mortgage Securities Trust, Ser GSA3, Cl A5
2.618%, 12/15/2054	809	826
GS Mortgage Securities Trust, Ser ROSS, Cl A
1.260%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(B)	2,170	2,158
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	2,678	2,756
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(E)	12	12
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.622%, 10/25/2033(E)	117	124
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	10	11
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	3	3
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.700%, 05/19/2034(E)	480	486
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(B)	1,225	1,306

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(E)	$1,240	$1,297
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(B)	883	919
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047(E)	130	137
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.553%, 09/15/2047(E)	120	117
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	339	353
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,792	1,818
JPMBB Commercial Mortgage Securities Trust, Ser C12, Cl A5
3.664%, 07/15/2045	605	622
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	925	970
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	435
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.210%, 06/12/2043(E)	331	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.502%, 02/15/2051(E)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.576%, 07/15/2047(E)	380	379
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031(B)(E)	1,305	1,328
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(B)	1,500	1,617
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	908	949
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.268%, 11/25/2033(E)	13	14
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.225%, 08/25/2034(E)	31	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.339%, 05/25/2045(B)(E)	$55	$55
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(E)	135	136
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(E)	420	423
JPMorgan Mortgage Trust, Ser 2019-8, Cl A3A
3.000%, 03/25/2050(B)(E)	214	216
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(E)	200	202
Lehman XS Trust, Ser 2007-16N, Cl 2A2
0.952%, VAR ICE LIBOR USD 1 Month + 0.850%, 09/25/2047	4,635	4,764
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)	3	2
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(B)	1,190	955
Med Trust, Ser MDLN, Cl A
1.060%, VAR ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(B)	1,314	1,312
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.002%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/25/2053(B)	895	895
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.902%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/25/2053(B)	971	967
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.802%, VAR ICE LIBOR USD 1 Month + 0.700%, 02/25/2055(B)	280	278
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.852%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(B)	780	777
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.405%, 07/25/2033(E)	9	8
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034(E)	36	37
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(E)	711	699
MHC Trust, Ser MHC2, Cl A
0.960%, VAR ICE LIBOR USD 1 Month + 0.850%, 05/15/2023(B)	1,250	1,243

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(E)	$933	$926
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040(B)	1,750	1,793
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
1.156%, 12/12/2049(B)(E)	1	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048(B)(E)	11	5
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048(E)	84	40
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049(E)	22	21
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(B)	760	755
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	395
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	144
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	266
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(E)	1,030	1,112
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	195	196
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.261%, 12/12/2049(E)	54	29
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.014%, 06/11/2042(E)	1,320	1,328
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.969%, 11/15/2049(E)	2,946	115
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
0.960%, VAR ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(B)	38	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.510%, VAR ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(B)	$1,720	$1,699
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	557
Morgan Stanley Capital I, Ser L6, Cl A4
2.444%, 06/15/2054	203	205
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(E)	490	508
MSG III Securitization Trust, Ser 2021-1, Cl A
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 06/25/2054(B)	490	490
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(E)	730	769
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(E)	222	223
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
0.852%, VAR ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(B)	1,957	1,952
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(E)	113	114
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.852%, VAR ICE LIBOR USD 1 Month + 0.750%, 02/25/2060(B)	194	195
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.002%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(B)	244	244
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(B)	1,570	1,589
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(E)	689	683
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
0.702%, VAR ICE LIBOR USD 1 Month + 0.600%, 07/25/2037	4,249	4,236
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034	3	3
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	10	11
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(B)	771	740
Radnor RE, Ser 2018-1, Cl M2
2.802%, VAR ICE LIBOR USD 1 Month + 2.700%, 03/25/2028(B)	7,270	7,270
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(E)	2,215	2,207

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032(B)(E)	$445	$461
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.818%, 12/25/2034(E)	206	204
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(E)	757	757
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(E)	2,810	2,863
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(E)	2,840	2,904
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.037%, 10/25/2048(B)(E)	1,201	1,222
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(E)	75	81
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(E)	390	410
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
0.520%, VAR ICE LIBOR USD 3 Month + 0.390%, 01/21/2070(B)	179	179
STACR Trust, Ser 2018-DNA3, Cl M2A
2.203%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(B)	670	672
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(E)	424	422
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(E)	400	402
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(E)	349	349
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(E)	367	364
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.292%, VAR ICE LIBOR USD 1 Month + 0.190%, 09/25/2047	3,642	3,503
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.203%, 07/25/2033(E)	32	33
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
2.040%, 12/25/2033(E)	14	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(E)	$661	$669
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.461%, 12/10/2045(B)(E)	670	603
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059(B)	340	341
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	497	501
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(B)(E)	263	264
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(E)	384	389
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(E)	467	467
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(B)	162	161
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(E)	528	523
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(E)	1,026	1,015
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(E)	694	686
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(E)	1,116	1,113
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(E)	815	815
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(E)	560	558
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(E)	578	576
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(B)	421	419
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030(B)(E)	987	1,001
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030(B)	110	112
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.493%, 10/25/2033(E)	23	23
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.368%, 08/25/2033(E)	14	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.515%, 09/25/2033(E)	25	25

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.182%, VAR ICE LIBOR USD 1 Month + 17.463%, 06/25/2033	$3	$4
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	60	62
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.596%, 06/25/2034(E)	14	14
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	70	74
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.662%, VAR ICE LIBOR USD 1 Month + 1.560%, 10/25/2045	196	204
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.622%, VAR ICE LIBOR USD 1 Month + 0.520%, 11/25/2045	4,072	4,023
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
0.782%, VAR 12 Month Treas Avg + 0.700%, 02/25/2047	1,153	1,106
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.782%, VAR 12 Month Treas Avg + 0.700%, 01/25/2047	775	690
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022(B)(E)	176	179
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045(E)	780	793
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.306%, 07/15/2046(E)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	599
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.234%, 11/15/2059(E)	5,034	230
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
2.827%, 05/25/2035(E)	1,578	1,432
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.281%, 06/15/2045(B)(E)	421	–
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.175%, 05/15/2045(B)(E)	789	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(E)	$110	$114
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(E)	300	308
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	318	327

		434,069
Total Mortgage-Backed Securities
(Cost $1,302,922) ($ Thousands)		1,292,642

ASSET-BACKED SECURITIES — 7.7%
Automotive — 0.7%

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	101	102
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	174	174
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	282	282
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (B)	665	680
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (B)	1,862	1,906
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	2,800	2,830
Avis Budget Rental Car Funding AESOP, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (B)	1,460	1,447
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	427	430
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (B)	1,725	1,727
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (B)	1,455	1,458
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	1,410	1,402
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (B)	575	569

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (B)	$1,010	$994
Enterprise Fleet Financing, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (B)	70	70
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (B)	425	419
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/2024	277	277
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	588	620
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	859	858
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (B)	1,271	1,252
Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2
0.380%, 03/15/2023	67	67
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	561
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	372	372
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	659	658
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	744	741
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (B)	1,505	1,495
Mercedes-Benz Auto Receivables Trust, Ser 2021-1, Cl A3
0.460%, 06/15/2026	854	844
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	8	8
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	372	372
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	1,852	1,852
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/2024	367	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	$1,930	$1,926
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (B)	58	58
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	1,491	1,463
Toyota Auto Receivables Owner Trust, Ser 2021-D, Cl A4
1.020%, 03/15/2027	608	602
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/2024 (B)	1,105	1,112
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (B)	739	738
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	455	453
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (B)	1,321	1,319
		32,505

Credit Cards — 0.1%

American Express Credit Account Master Trust, Ser 2021-1, Cl A
0.900%, 11/15/2026	3,305	3,278
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	1,036	1,019
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.879%, VAR ICE LIBOR USD 1 Month + 0.770%, 05/14/2029	2,340	2,377
		6,674

Financials — 0.0%

Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)	892	891

Mortgage Related Securities — 0.3%

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.152%, VAR ICE LIBOR USD 1 Month + 1.050%, 01/25/2034	505	503

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
1.077%, VAR ICE LIBOR USD 1 Month + 0.975%, 02/28/2041	$535	$535
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.067%, VAR ICE LIBOR USD 1 Month + 0.975%, 12/25/2034	271	269
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
0.947%, VAR ICE LIBOR USD 1 Month + 0.855%, 08/25/2034	2,599	2,593
Citigroup Mortgage LoanTrust, Ser 2006-HE2, Cl M1
0.538%, VAR ICE LIBOR USD 1 Month + 0.290%, 08/25/2036	2,337	2,330
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.382%, VAR ICE LIBOR USD 1 Month + 0.280%, 05/25/2037	5,500	5,072
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
0.777%, VAR ICE LIBOR USD 1 Month + 0.675%, 12/25/2034	315	314
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.542%, VAR ICE LIBOR USD 1 Month + 0.440%, 01/25/2036	279	279
		11,895

Other Asset-Backed Securities — 6.6%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.203%, VAR ICE LIBOR USD 1 Month + 1.100%, 12/27/2044 (B)	1,242	1,245
ACRES Commercial Realty, Ser 2021-FL1, Cl A
1.310%, VAR ICE LIBOR USD 1 Month + 1.200%, 06/15/2036 (B)	1,760	1,755
AIG CLO, Ser 2021-1A, Cl A1R
1.252%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/20/2032 (B)	3,400	3,404
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.175%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (B)	3,350	3,349
Antares CLO, Ser 2021-1A, Cl A1R
1.588%, 10/23/2033 (B)(E)	1,400	1,397
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.052%, VAR ICE LIBOR USD 3 Month + 0.930%, 07/18/2027 (B)	255	255
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	1,851	1,872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	$1,390	$1,378
Barings CLO, Ser 2017-IA, Cl AR
0.932%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)	938	938
Bayview MSR Opportunity Master Fund Trust, Ser 2021-2, Cl A2
2.500%, 06/25/2051 (B)(E)	894	900
BPR Trust, Ser TY, Cl A
1.160%, VAR ICE LIBOR USD 1 Month + 1.050%, 09/15/2038 (B)	1,160	1,158
Brazos Education Loan Authority, Ser 2021-2, Cl A1A
2.060%, 01/25/2072	575	575
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.378%, VAR ICE LIBOR USD 3 Month + 1.200%, 02/25/2035	3,050	3,085
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/27/2036	2,150	2,161
BX Commercial Mortgage Trust, Ser VOLT, Cl A
0.810%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (B)	2,867	2,857
CARLYLE US CLO, Ser 2021-1A, Cl A1
1.264%, VAR ICE LIBOR USD 3 Month + 1.140%, 04/15/2034 (B)	1,150	1,150
CARLYLE US CLO, Ser 2021-1A, Cl A2R
1.782%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (B)	1,560	1,559
Cedar Funding XI CLO, Ser 2021-11A, Cl B2R
1.776%, VAR ICE LIBOR USD 3 Month + 1.600%, 05/29/2032 (B)	1,690	1,690
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
1.733%, VAR ICE LIBOR USD 3 Month + 1.600%, 10/25/2034 (B)	3,000	2,988
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.924%, 11/25/2034	29	30
CIFC Funding, Ser 2021-7A, Cl A1
1.258%, VAR ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (B)	3,500	3,499
CIT Education Loan Trust, Ser 2007-1, Cl A
0.310%, VAR ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (B)	1,014	984
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.066%, 03/25/2037	1,033	1,046
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.066%, 03/25/2037	1,430	1,485

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage LoanTrust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051 (B)(E)	$2,169	$2,168
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (B)	890	890
College Avenue Student Loans, Ser 2017-A, Cl A1
1.753%, VAR ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (B)	435	440
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (B)	277	287
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (B)	510	525
College Avenue Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (B)	715	700
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (B)	438	431
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (B)(E)	801	790
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.602%, VAR ICE LIBOR USD 1 Month + 0.500%, 10/25/2034	338	330
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.642%, VAR ICE LIBOR USD 1 Month + 0.540%, 12/25/2034	232	227
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.902%, VAR ICE LIBOR USD 1 Month + 0.800%, 10/25/2047	1,394	1,389
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.250%, VAR ICE LIBOR USD 1 Month + 0.140%, 07/15/2036	250	234
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,290	1,226
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (B)	1,346	1,403
Dryden 64 CLO, Ser 2018-64A, Cl A
1.092%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/18/2031 (B)	2,340	2,339
Dryden 77 CLO, Ser 2021-77A, Cl BR
1.810%, VAR ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (B)	1,475	1,474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.024%, VAR ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (B)	$1,115	$1,115
Educational Funding of the South, Ser 2011-1, Cl A2
0.774%, VAR ICE LIBOR USD 3 Month + 0.650%, 04/25/2035	914	916
Educational Funding, Ser 2006-1A, Cl A3
0.474%, VAR ICE LIBOR USD 3 Month + 0.350%, 04/25/2033 (B)	1,832	1,469
Elmwood CLO II, Ser 2021-2A, Cl AR
1.282%, VAR ICE LIBOR USD 3 Month + 1.150%, 04/20/2034 (B)	1,800	1,800
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.102%, VAR ICE LIBOR USD 1 Month + 1.000%, 08/25/2034	305	309
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	679	666
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	3,410	3,324
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	1,004	980
FirstKey Homes Trust, Ser 2021-SFR2, Cl A
1.376%, 09/17/2038 (B)	969	938
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	1,785	1,783
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	210
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	2,083
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (B)	1,700	1,698
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	437	438
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
1.239%, VAR ICE LIBOR USD 3 Month + 1.110%, 10/29/2029 (B)	3,000	3,000
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048 (B)	1,058	1,035
GSAMP Trust, Ser 2003-SEA, Cl A1
0.902%, VAR ICE LIBOR USD 1 Month + 0.800%, 02/25/2033	506	492
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.602%, VAR ICE LIBOR USD 1 Month + 0.500%, 05/25/2046	3,300	3,249

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-NC1, Cl A3
0.682%, VAR ICE LIBOR USD 1 Month + 0.580%, 02/25/2036	$513	$513
Higher Education Funding, Ser 2014-1, Cl A
1.230%, VAR ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (B)	972	975
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (B)	1,240	1,231
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	605	622
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (B)	1,568	1,603
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	1,221	1,208
Home Partners of America Trust, Ser 2021-3, Cl A
2.200%, 01/17/2041 (B)	1,605	1,600
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (B)	820	816
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.462%, VAR ICE LIBOR USD 1 Month + 0.360%, 02/25/2036	32	32
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (B)	3,260	3,260
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	787	872
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	1,079	1,164
JP Morgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051 (B)(E)	2,137	2,135
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	216
LCM 32, Ser 2021-32A, Cl B
1.832%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/20/2034 (B)	1,450	1,454
LCM XXI, Ser 2018-21A, Cl AR
1.012%, VAR ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (B)	606	605
LCM XXIV, Ser 2021-24A, Cl AR
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)	950	950
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.130%, 05/15/2036 (B)	1,318	1,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	$1,138	$1,131
Magnetite VII, Ser 2018-7A, Cl A1R2
0.924%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (B)	981	982
Magnetite XXVIII, Ser 2021-28A, Cl AR
1.360%, 01/20/2035 (B)(E)	1,800	1,799
MF1, Ser 2020-FL4, Cl A
1.865%, VAR SOFR30A + 1.814%, 11/15/2035 (B)	980	984
MF1, Ser 2021-FL7, Cl A
1.188%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (B)	875	872
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (B)(E)	453	449
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,375	1,423
Morgan Stanley Capital I Trust, Ser L7, Cl A5
2.574%, 10/15/2054	798	815
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.246%, 02/26/2029 (B)(E)	930	928
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	805	789
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (B)	400	394
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.710%, VAR ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (B)	457	464
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.260%, VAR ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (B)	327	336
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (B)	370	381
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (B)	2,052	2,022
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (B)	107	108
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (B)	85	86
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (B)	1,086	1,127
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (B)	942	961

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (B)	$1,367	$1,393
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (B)	1,447	1,489
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (B)	2,459	2,491
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	448	455
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (B)	561	567
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	603	603
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	1,022	1,019
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,679	1,671
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,093	1,088
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	136	134
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	1,023	1,012
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (B)	1,717	1,692
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (B)	2,849	2,801
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (B)	2,572	2,528
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (B)	2,273	2,265
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.613%, VAR ICE LIBOR USD 1 Month + 0.510%, 06/25/2031	2,531	2,474
Navient Student Loan Trust, Ser 2014-3, Cl A
0.722%, VAR ICE LIBOR USD 1 Month + 0.620%, 03/25/2083	2,217	2,220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A
0.723%, VAR ICE LIBOR USD 1 Month + 0.620%, 03/25/2083	$1,486	$1,488
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.603%, VAR ICE LIBOR USD 1 Month + 1.500%, 06/25/2065 (B)	1,270	1,314
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.253%, VAR ICE LIBOR USD 1 Month + 1.150%, 07/26/2066 (B)	1,000	1,013
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.153%, VAR ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (B)	2,900	2,907
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (B)	1,563	1,611
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (B)	526	511
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (B)	1,274	1,260
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.304%, VAR ICE LIBOR USD 3 Month + 0.180%, 10/27/2036	538	531
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.284%, VAR ICE LIBOR USD 3 Month + 0.160%, 01/25/2037	897	887
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.234%, VAR ICE LIBOR USD 3 Month + 0.110%, 10/25/2033	3,080	3,042
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.314%, VAR ICE LIBOR USD 3 Month + 0.100%, 03/23/2037	2,553	2,512
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.334%, VAR ICE LIBOR USD 3 Month + 0.120%, 12/24/2035	2,525	2,499
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.394%, VAR ICE LIBOR USD 3 Month + 0.180%, 03/22/2032	404	393
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
0.953%, VAR ICE LIBOR USD 1 Month + 0.850%, 07/27/2037 (B)	950	958

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.053%, VAR ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (B)	$2,155	$2,202
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (B)	1,661	1,635
Neuberger Berman CLO XVII, Ser 2020-17A, Cl AR2
1.158%, VAR ICE LIBOR USD 3 Month + 1.030%, 04/22/2029 (B)	350	350
Neuberger Berman Loan Advisers CLO 40, Ser 2021-40A, Cl A
1.182%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/16/2033 (B)	2,075	2,078
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056 (B)(E)	600	593
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (B)	1,100	1,090
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061 (B)(E)	574	567
Octagon Investment Partners 50, Ser 2021-4A, Cl AR
1.273%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (B)	1,725	1,725
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.074%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (B)	3,200	3,201
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (B)	605	616
Origen Manufactured Housing, Ser 2006-A, Cl A2
1.616%, 10/15/2037 (E)	751	723
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (B)	1,040	1,034
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.326%, 08/25/2035 (B)(E)	1,137	1,116
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	99	100
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (B)	1,064	1,072
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (B)	880	891

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (B)	$700	$698
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (B)	2,384	2,353
Progress Residential Trust, Ser 2021-SFR8, Cl A
1.510%, 10/17/2038 (B)	2,185	2,135
RAMP Trust, Ser 2006-RZ3, Cl M1
0.452%, VAR ICE LIBOR USD 1 Month + 0.350%, 08/25/2036	4,887	4,839
Rockford Tower CLO, Ser 2021-2A, Cl AR
1.260%, VAR ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (B)	3,150	3,149
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,036	1,097
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	641	671
Sierra Timeshare Receivables Funding, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (B)	784	803
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.533%, VAR ICE LIBOR USD 3 Month + 0.330%, 03/15/2024	272	271
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
0.513%, VAR ICE LIBOR USD 3 Month + 0.310%, 12/15/2038	1,206	1,186
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.953%, VAR ICE LIBOR USD 3 Month + 0.750%, 12/15/2032 (B)	619	613
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.403%, VAR ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)	1,966	1,969
SLM Student Loan Trust, Ser 2005-4, Cl A4
0.294%, VAR ICE LIBOR USD 3 Month + 0.170%, 07/25/2040	3,000	2,913
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.284%, VAR ICE LIBOR USD 3 Month + 0.160%, 01/25/2041	2,374	2,317
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.184%, VAR ICE LIBOR USD 3 Month + 0.060%, 07/25/2022	2,671	2,597
SLM Student Loan Trust, Ser 2007-7, Cl B
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 10/27/2070	1,050	968

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-2, Cl A3
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/25/2023	$748	$737
SLM Student Loan Trust, Ser 2008-2, Cl B
1.324%, VAR ICE LIBOR USD 3 Month + 1.200%, 01/25/2083	685	617
SLM Student Loan Trust, Ser 2008-3, Cl B
1.324%, VAR ICE LIBOR USD 3 Month + 1.200%, 04/26/2083	685	651
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.774%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/25/2022	581	588
SLM Student Loan Trust, Ser 2008-4, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/25/2073	685	681
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.824%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/25/2023	98	98
SLM Student Loan Trust, Ser 2008-5, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/25/2073	685	678
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.224%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/25/2023	2,923	2,920
SLM Student Loan Trust, Ser 2008-6, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/26/2083	685	687
SLM Student Loan Trust, Ser 2008-7, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/26/2083	685	688
SLM Student Loan Trust, Ser 2008-8, Cl B
2.374%, VAR ICE LIBOR USD 3 Month + 2.250%, 10/25/2075	685	698
SLM Student Loan Trust, Ser 2008-9, Cl A
1.624%, VAR ICE LIBOR USD 3 Month + 1.500%, 04/25/2023	1,217	1,226
SLM Student Loan Trust, Ser 2008-9, Cl B
2.374%, VAR ICE LIBOR USD 3 Month + 2.250%, 10/25/2083	685	694
SLM Student Loan Trust, Ser 2009-3, Cl A
0.852%, VAR ICE LIBOR USD 1 Month + 0.750%, 01/25/2045 (B)	508	508
SLM Student Loan Trust, Ser 2010-1, Cl A
0.503%, VAR ICE LIBOR USD 1 Month + 0.400%, 03/25/2025	326	321
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.052%, VAR ICE LIBOR USD 1 Month + 0.950%, 09/25/2028	1,714	1,699
SLM Student Loan Trust, Ser 2012-2, Cl A
0.803%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/25/2029	1,463	1,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.853%, VAR ICE LIBOR USD 1 Month + 0.750%, 05/26/2026	$313	$307
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.873%, VAR ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (B)	2,657	2,664
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (B)	729	738
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (B)	370	375
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.560%, VAR ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (B)	320	324
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.210%, VAR ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (B)	343	346
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (B)	458	476
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (B)	1,813	1,872
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (B)	1,198	1,185
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (B)	1,140	1,131
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (B)	3,500	3,449
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (B)	2,777	2,703
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	2,376	2,356
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (B)	1,274	1,272
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (B)	3,269	3,217
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (B)	1,628	1,614

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (B)	$76	$76
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (B)	485	488
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (B)	953	940
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	935	918
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.053%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2039 (B)	32	32
SoFi Professional Loan Program, Ser 2016-E, Cl A1
0.953%, VAR ICE LIBOR USD 1 Month + 0.850%, 07/25/2039 (B)	34	34
SoFi Professional Loan Program, Ser 2017-A, Cl A1
0.803%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/26/2040 (B)	39	39
SoFi Professional Loan Program, Ser 2017-E, Cl A1
0.603%, VAR ICE LIBOR USD 1 Month + 0.500%, 11/26/2040 (B)	14	14
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (B)	227	230
South Carolina Student Loan, Ser 2015-A, Cl A
1.602%, VAR ICE LIBOR USD 1 Month + 1.500%, 01/25/2036	1,205	1,213
Southwick Park CLO, Ser 2021-4A, Cl A1R
1.186%, 07/20/2032 (B)(E)	2,610	2,614
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	1,355	1,331
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056 (B)(E)	953	945
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.652%, VAR ICE LIBOR USD 1 Month + 0.550%, 09/25/2034	400	392
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.522%, VAR ICE LIBOR USD 1 Month + 0.420%, 02/25/2037	3,318	3,277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	$7	$7
STWD, Ser 2019-FL1, Cl A
1.245%, VAR SOFR30A + 1.194%, 07/15/2038 (B)	445	445
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (B)	712	704
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.212%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/20/2033 (B)	1,140	1,140
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.272%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/17/2032 (B)	1,500	1,500
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(E)	950	966
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (B)	520	519
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057 (B)(E)	1,050	1,084
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(E)	992	1,011
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.102%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (B)	807	810
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(E)	1,010	1,022
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (B)(E)	1,276	1,303
TPG Real Estate Finance Issuer, Ser 2018-FL2, Cl A
1.239%, VAR ICE LIBOR USD 1 Month + 1.130%, 11/15/2037 (B)	2,455	2,455
Trestles CLO IV, Ser 2021-4A, Cl B1
1.824%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (B)	3,445	3,443
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (B)	955	968
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (B)	374	370
TRTX Issuer, Ser 2019-FL3, Cl A
1.315%, VAR SOFR30A + 1.264%, 10/15/2034 (B)	2,495	2,495

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039		$188	$200
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044		351	367
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/2043 (B)		3,382	3,466
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027		1,602	1,581
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028		2,611	2,598
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066 (B)(E)		766	751
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066 (B)(E)		2,762	2,712
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.392%, VAR ICE LIBOR USD 1 Month + 0.290%, 07/25/2036		6,442	6,351
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
1.632%, VAR ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (B)		1,000	1,000
ZH Trust, Ser 2021-2, Cl A
2.349%, 10/17/2027 (B)		600	595
			303,497

Total Asset-Backed Securities
(Cost $353,266) ($ Thousands)			355,462

SOVEREIGN DEBT — 2.3%

Abu Dhabi Government International Bond
3.875%, 04/16/2050(B)		2,170	2,528
3.000%, 09/15/2051(B)		223	223
2.500%, 10/11/2022(B)		1,010	1,025
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/2022, 07/09/2041 (F)		1,460	515
1.125%, 1.500%, 07/09/2022, 07/09/2035 (F)		2,557	818
1.000%, 07/09/2029		203	73
0.500%, 0.750%, 07/09/2023, 07/09/2030 (F)		1,216	426
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023	BRL	3,994	706
10.000%, 01/01/2025		20,585	3,636
10.000%, 01/01/2027		7,601	1,332
10.000%, 01/01/2031		28,484	4,893

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	$1,142
5.000%, 01/27/2045		3,400	3,186
4.625%, 01/13/2028(D)		2,890	3,016
2.625%, 01/05/2023		200	204
Buenos Aires Government International Bond MTN
3.900%, 09/01/2037(B)		859	365
China Government Bond
3.390%, 05/21/2025	CNY	2,000	321
3.310%, 11/30/2025		11,500	1,847
Colombia Government International Bond
5.625%, 02/26/2044		$660	639
5.200%, 05/15/2049		941	863
5.000%, 06/15/2045		830	749
4.125%, 02/22/2042		680	568
3.250%, 04/22/2032		870	782
Egypt Government International Bond
5.577%, 02/21/2023(B)		410	424
Export-Import Bank of India
3.375%, 08/05/2026(B)		350	367
Indonesia Government International Bond
5.875%, 01/15/2024(B)		840	920
5.250%, 01/08/2047(B)		400	513
5.125%, 01/15/2045(B)		400	497
4.350%, 01/11/2048		460	526
3.850%, 07/18/2027(B)		800	875
3.750%, 04/25/2022(B)		740	747
3.700%, 10/30/2049		1,550	1,639
3.500%, 01/11/2028		400	431
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	7,131
6.375%, 04/15/2032		58,803,000	4,155
Israel Government International Bond
3.375%, 01/15/2050		$280	302
2.750%, 07/03/2030		470	500
Japan Bank for International Cooperation
1.750%, 10/17/2024		950	967
Kenya Government International Bond
7.250%, 02/28/2028(B)		200	215
6.875%, 06/24/2024		200	211
6.300%, 01/23/2034(B)		960	941
Kuwait International Government Bond
3.500%, 03/20/2027(B)		930	1,013
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,503
4.750%, 03/08/2044		10,476	11,406
4.500%, 04/22/2029		1,116	1,242
4.280%, 08/14/2041		1,349	1,398
3.750%, 01/11/2028		390	419
2.659%, 05/24/2031		4,870	4,748

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Nigeria Government International Bond
7.143%, 02/23/2030(B)		$240	$236
6.500%, 11/28/2027(B)		220	219
Panama Government International Bond
4.500%, 04/01/2056		540	595
2.252%, 09/29/2032		620	588
Paraguay Government International Bond
5.400%, 03/30/2050(B)		664	758
4.950%, 04/28/2031(B)		234	262
Peruvian Government International Bond
5.625%, 11/18/2050		600	843
3.600%, 01/15/2072		715	697
3.000%, 01/15/2034		1,136	1,131
2.783%, 01/23/2031		2,078	2,068
2.392%, 01/23/2026		675	685
Province of Quebec Canada
2.625%, 02/13/2023		620	634
Qatar Government International Bond
4.817%, 03/14/2049(B)		1,640	2,150
4.000%, 03/14/2029(B)		880	991
3.875%, 04/23/2023		430	447
3.250%, 06/02/2026		200	213
Republic of Italy Government International Bond
3.875%, 05/06/2051		1,020	1,089
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	101
4.000%, 01/22/2024		1,327	1,403
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	4,192
7.700%, 03/16/2039		162,070	2,055
7.650%, 04/10/2030		63,630	819
7.250%, 05/10/2034		24,200	299
7.000%, 01/25/2023		34,160	450
7.000%, 08/16/2023		231,430	3,030
6.900%, 05/23/2029		452,100	5,577
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$388	438
5.625%, 04/04/2042		2,000	2,604
4.875%, 09/16/2023		200	211
Saudi Government International Bond MTN
2.875%, 03/04/2023(B)		360	369

Total Sovereign Debt
(Cost $109,398) ($ Thousands)			108,101

LOAN PARTICIPATIONS — 1.5%
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028		420	418
Ali Group
0.000%, 10/13/2028 (G)		930	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 05/12/2028	$1,261	$1,256
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
4.000%, 08/17/2028	565	564
AMWINS Group Inc.
3.000%, 02/19/2028	447	443
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.601%, VAR LIBOR + 2.500%, 10/01/2026	858	857
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
1.851%, VAR LIBOR + 1.750%, 03/11/2025	274	270
AsplundhTree Expert, LLC
1.854%, 09/07/2027	416	414
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 11/03/2024	565	562
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 12/23/2026	331	328
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 07/31/2027	378	376
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.333%, VAR LIBOR + 4.250%, 02/11/2026	4	4
Athenahealth, Inc., Term B-1 Loan, 1st Liena
4.400%, VAR LIBOR + 4.250%, 02/11/2026	1,702	1,700
Avolon TLB Borrower 1 LLC
2.750%, 12/01/2027	278	278
B.C. ULC
1.854%, VAR LIBOR + 1.750%, 11/19/2026	1,447	1,425
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 06/02/2025 (G)	200	199
Berry Global, Inc.
1.864%, 07/01/2026	678	673
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
2.625%, 08/15/2025	155	154
Brookfeild WEC Holdings
3.250%, 08/01/2025 (E)	228	226

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.750%, 06/07/2028 (G)	$580	$579
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 12/23/2024	930	924
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
3.604%, 07/21/2025	614	613
Castlelake Avia
3.250%, 10/08/2026	1,217	1,210
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month + 2.500%, 03/01/2024	1,314	1,313
Charter Communications Operating Llc Lien1
1.860%, 04/30/2025	1,052	1,049
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.860%, VAR LIBOR + 1.750%, 02/01/2027	158	157
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.604%, VAR LIBOR + 2.500%, 02/02/2028	688	683
Clarios Global, Term Loan 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/30/2026	923	917
CSC Holdings LLC, Term Loan B, 1st Lien
2.360%, 01/15/2026	199	196
CSC Holdings, LLC
2.610%, VAR LIBOR + 2.500%, 04/15/2027	216	213
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 10/16/2026	1,341	1,337
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 04/09/2027	968	968
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.501%, VAR LIBOR + 3.750%, 12/01/2027	249	249
Energizer Holdings
2.750%, 12/22/2027	208	208
Entain PLC
3.000%, 03/29/2027	259	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.602%, VAR LIBOR + 2.500%, 11/18/2024	$23	$23
EyeCare Partners, LLC, Term Loan, 1st Lien
3.974%, VAR LIBOR + 3.750%, 02/18/2027	306	304
First Eagle Holdings, Term Loan
2.724%, 02/01/2027	255	252
Fleetcor Technologies Operating Company
1.854%, 04/28/2028	449	443
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.104%, VAR LIBOR + 2.000%, 07/03/2024	596	591
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR + 2.500%, 02/01/2024	50	50
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.104%, 11/30/2023	596	593
Froneri International Limited, Facility B2, 1st Lien
2.354%, VAR LIBOR + 2.250%, 01/29/2027	435	428
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/01/2027	1,353	1,355
Garda World Security Corp
4.360%, VAR LIBOR + 4.250%, 10/30/2026	268	267
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.224%, VAR LIBOR + 2.000%, 12/30/2026	1,382	1,372
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025 (E)	57	57
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 10/02/2025	718	714
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
1.854%, 02/15/2024 (E)	316	314
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 10/04/2023	140	139

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, 03/05/2028	$308	$308
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.104%, VAR LIBOR + 2.000%, 11/15/2027	1,279	1,259
Harbor Freight Tools USA, Inc
3.250%, 10/19/2027	792	790
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.852%, VAR LIBOR + 1.750%, 06/22/2026	1,348	1,336
Horizon Therapeudics
2.250%, 03/15/2028	1,035	1,030
Hudson River Trading LLC, Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 03/20/2028	448	444
Icon Public Limited Company, Lux Term Loan, 1st Lien
2.750%, 07/03/2028	862	862
Icon Public Limited Company, U.S. Term Loan, 1st Lien
2.750%, 07/03/2028	215	215
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 05/01/2026	802	796
II-VI Incorporated
0.000%, 12/15/2029 (G)	760	758
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 01/29/2026	489	487
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 01/26/2028	526	522
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 05/05/2028	1,157	1,161
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.854%, VAR LIBOR + 1.750%, 03/01/2027	1,162	1,146
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 07/27/2028	1,520	1,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Michaels Companies, Inc. The, Term B Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 04/15/2028	$617	$610
Micro Focus, MA FinanceCo
2.854%, 06/21/2024 (E)	11	11
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 09/30/2028 (H)	1,010	1,010
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.599%, 09/18/2026	1,454	1,450
Numericable U.S. LLC, Term Loan B, 1st Lien
3.814%, 01/31/2026	213	211
Parexel International, Term Loan, 1st Lien
4.000%, 08/11/2028	470	470
PCI Gaming Authority, Term B Facility Loan
2.604%, 05/29/2026	453	451
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/01/2028	1,164	1,164
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/2028 (G)	607	605
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 03/05/2026	1,298	1,289
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
2.104%, 08/04/2028	1,840	1,827
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 09/23/2026	965	964
Project Sky, Term Loan, 1st Lien
4.250%, 10/08/2028	340	339
Quikrete Holding, Term Loan B1, 1st Lien
0.000%, 02/21/2028 (G)	460	459
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, 02/15/2028	642	637
Realpage Inc.
3.750%, 04/24/2028	1,050	1,046
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.852%, VAR LIBOR + 3.750%, 11/16/2025	688	687
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.854%, VAR LIBOR + 1.750%, 02/04/2027	1,205	1,197

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 08/14/2024	$1,423	$1,417
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.500%, 06/21/2024	77	77
Setanta Aircraft
2.140%, 11/02/2028	1,060	1,059
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (E)	1,380	1,374
Station Casinos LLC, Term B-1 Facility Term Loan, 1st Lien
2.500%, 02/08/2027	676	670
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 12/17/2026	678	674
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.354%, 12/09/2025	60	59
Triton Water Holdings, Inc., Initial Term Loan
0.069%, 03/31/2028	73	72
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/2028	745	736
UFC Holdings, Term Loan, 1st Lien
3.500%, 04/29/2026	906	901
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/21/2028	826	827
Univision Communications, Inc., Replacement Converted Term Loan, 1st Lien
4.000%, 03/15/2026	1,042	1,043
US Foods, Inc., Term Loan
2.104%, 09/13/2026 (E)	87	86
Verscend Holding Corp., Term B-1 Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 08/27/2025	736	736
VFH Parent LLC, Initial Term Loan, 1st Lien
3.102%, VAR LIBOR + 3.000%, 03/01/2026	117	116
Virgin Media Bristol LLC, N Facility, 1st Lien
2.610%, VAR LIBOR + 2.500%, 01/31/2028	1,377	1,363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028	$10	$10
XPO Logistics, Inc., Term Loan B, 1st Lien
1.853%, 02/24/2025 (E)	550	547
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 03/09/2027	630	621
Zebra Buyer LLC
3.750%, 04/21/2028	451	452

Total Loan Participations
(Cost $68,919) ($ Thousands)		68,743

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FHLB
1.040%, 06/14/2024	13,660	13,664
FHLMC
1.736%, 09/15/2029(A)	1,934	1,712
FHLMC MTN
1.733%, 12/14/2029(A)	1,213	1,063
FNMA
1.823%, 11/15/2030(A)	3,564	3,053
0.500%, 06/17/2025	4,215	4,131
Resolution Funding Interest
1.345%, 01/15/2030(A)	905	789
Resolution Funding Principal
1.326%, 04/15/2030(A)	1,165	1,007
Tennessee Valley Authority
0.750%, 05/15/2025	1,055	1,040

Total U.S. Government Agency Obligations
(Cost $26,561) ($ Thousands)		26,459

MUNICIPAL BONDS — 0.3%
California — 0.0%
California State University, Ser B, RB
Callable 11/01/2031 @ 100
2.374%, 11/01/2035	685	663
University of California, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	790	850

		1,513

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	$1,064	$1,579

Nevada — 0.1%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,143

New York — 0.1%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049 (D)	260	356
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	669
New York City, Ser D, GO
2.223%, 08/01/2035	1,350	1,279
1.823%, 08/01/2030	610	598
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
Callable 08/01/2030 @ 100
2.000%, 08/01/2035	1,000	935
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
Callable 11/01/2030 @ 100
2.400%, 11/01/2032	610	609
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	275	361
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	1,022

		5,829

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	655

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	1,068
University of Texas, Ser B, RB
Callable 02/15/2049 @ 100
2.439%, 08/15/2049	295	292

		1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100
2.256%, 09/01/2050	$480	$454

Total Municipal Bonds
(Cost $11,114) ($ Thousands)		12,533

	Shares
AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
0.020% **†(I)	105,049,231	105,073

Total Affiliated Partnership
(Cost $105,059) ($ Thousands)		105,073

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	151,230,663	151,231

Total Cash Equivalent
(Cost $151,231) ($ Thousands)		151,231

Total Investments in Securities — 111.5%
(Cost $5,107,224) ($ Thousands)		$5,147,153

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (J)
(Cost $933) ($ Thousands)	2,907	$728

PURCHASED SWAPTION* — 0.0%
Total Purchased Swaption (K)
(Cost $154) ($ Thousands)	5,220,000	$129

WRITTEN OPTIONS* — (0.0)%
Total Written Options (J)
(Premiums Received $1,921) ($ Thousands)	(4,837)	$(1,573)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
June 2022, IMM Eurodollar Future Option*	323	$73	$99.50	6/18/2022	$137
March 2022, IMM Eurodollar Future Option*	415	38	99.63	3/19/2022	49
January 2022, U.S. 10 Year Future Option*	155	70	130.50	1/22/2022	61
December 2021, U.S. 10 Year Future Option*	377	95	130.25	1/22/2022	–
December 2021, U.S. 10 Year Future Option*	207	46	131.00	1/22/2022	110

		322			357

Call Options
September 2022, Eurodollar Mid-Curve Option*	820	515	98.75	9/17/2022	369
March 2022, IMM Eurodollar Future Option*	145	2	99.88	3/19/2022	2
December 2021, U.S. 10 Year Future Option*	465	94	132.00	1/22/2022	–

		611			371

Total Purchased Options		$933			$728
WRITTEN OPTIONS — (0.0)%
Put Options
September 2022, Eurodollar Mid-Curve Option*	(820)	$(207)	97.88	09/17/22	$(210)
September 2022, Eurodollar Mid-Curve Option*	(390)	(335)	98.25	09/17/22	(266)
June 2022, IMM Eurodollar Future Option*	(323)	(20)	99.00	06/18/22	(20)
June 2023, IMM Eurodollar Future Option*	(310)	(61)	97.00	06/17/23	(48)
March 2022, IMM Eurodollar Future Option*	(342)	(18)	99.38	03/19/22	(4)
March 2022, IMM Eurodollar Future Option*	(145)	(29)	99.75	03/19/22	(43)
February 2022, U.S. 10 Year Future Option*	(155)	(123)	131.50	01/22/22	(189)
March 2022, U.S. 10 Year Future Option*	(257)	(127)	129.00	02/19/22	(104)

		(920)			(884)

Call Options
September 2022, Eurodollar Mid-Curve Option*	(820)	(271)	99.00	09/17/22	(205)
September 2022, Eurodollar Mid-Curve Option*	(390)	(316)	98.25	09/17/22	(339)
March 2022, IMM Eurodollar Future Option*	(145)	(25)	99.75	03/19/22	(8)
February 2022, U.S. 10 Year Future Option*	(155)	(98)	131.50	01/22/22	(29)
March 2022, U.S. 10 Year Future Option*	(140)	(40)	133.50	02/19/22	(13)
February 2022, U.S. 5 Year Future Option*	(121)	(35)	121.25	01/22/22	(28)
February 2022, U.S. 5 Year Future Option*	(124)	(31)	121.50	01/22/22	(19)
March 2022, U.S. Bond Future Option*	(200)	(184)	169.00	02/19/22	(47)

		(1,000)			(688)

Total Written Options		$(1,920)			$(1,572)

†† Represents cost.

A list of open OTC swaptions held by the Fund at December 31, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption 30 Year*	Bank of America Merrill Lynch	5,220,000	$2.75	01/20/2024	$129

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	240	Jun-2023	$59,545	$59,178	$(367)
90-Day Euro$	1,066	Dec-2022	264,355	263,715	(640)
90-Day Euro$	1,449	Dec-2023	358,206	356,490	(1,716)
Euro-OAT	71	Mar-2022	13,267	13,173	(230)
U.S. 5-Year Treasury Note	3,789	Apr-2022	457,605	458,380	775
U.S. 10-Year Treasury Note	213	Mar-2022	27,707	27,790	83
U.S. Long Treasury Bond	584	Mar-2022	92,564	93,696	1,132
U.S. Ultra Long Treasury Bond	297	Mar-2022	57,661	58,546	885
			1,330,910	1,330,968	(78)
Short Contracts
90-Day Euro$	(231)	Mar-2022	$(57,600)	$(57,551)	$49
Euro-Bund	(226)	Mar-2022	(44,244)	(44,043)	563
Euro-Buxl	(5)	Mar-2022	(1,199)	(1,176)	34
U.S. 2-Year Treasury Note	(352)	Apr-2022	(76,879)	(76,796)	83
U.S. 10-Year Treasury Note	(2,227)	Mar-2022	(289,968)	(290,554)	(586)
U.S. Long Treasury Bond	(46)	Mar-2022	(7,371)	(7,380)	(9)
Ultra 10-Year U.S. Treasury Note	(397)	Mar-2022	(57,339)	(58,136)	(797)
			(534,600)	(535,636)	(663)
			$796,310	$795,332	$(741)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/18/22	USD	267	BRL	1,521	$5
BNP Paribas	01/18/22	EUR	26,550	USD	30,822	620
BNP Paribas	01/18/22	COP	5,189,635	USD	1,361	87
Citigroup	01/18/22	USD	451	BRL	2,574	9
Citigroup	01/18/22	EUR	220	USD	255	5
Citigroup	01/18/22	EUR	250	USD	282	(2)
Citigroup	01/18/22	USD	13,617	AUD	18,672	(42)
Citigroup	01/18/22	USD	14,998	IDR	216,529,634	202
Citigroup	01/18/22	USD	15,267	EUR	13,162	(295)
Citigroup	01/18/22	USD	21,902	CAD	27,510	(121)
Citigroup	01/18/22	IDR	123,288,306	USD	8,543	(112)
Goldman Sachs	01/18/22	USD	2,392	GBP	1,753	(18)
Goldman Sachs	01/18/22	USD	12,537	RUB	928,573	(165)
Goldman Sachs	01/18/22	CNH	14,971	USD	2,294	(58)
Goldman Sachs	01/18/22	RUB	146,710	USD	2,043	88
Morgan Stanley	01/18/22	USD	4,085	BRL	22,659	(35)
Morgan Stanley	01/18/22	USD	13,198	JPY	1,498,110	(185)
Morgan Stanley	01/18/22	USD	16,378	CAD	20,561	(99)
						$(116)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	USD LIBOR BBA	Semi-Annual	06/15/2022	USD	40,784	$(17)	$–	$(17)
1.225%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	1,086	117	1	116
1.72875% FIXED	CMENA IR 2/15/47	Annual	02/15/2047	USD	3,250	(186)	–	(186)
1.52% FIXED	USD-SOFR-COMPOUND 2/15/47	Annual	02/15/2047	USD	5,559	(71)	(66)	(5)
1.63 % FIXED	CMENA IR LIBOR 2/15/47	Quarterly	02/15/2047	USD	6,257	139	38	101
USD-LIBOR-BBA	1.6%	Quarterly	02/15/2047	USD	2,748	79	15	64
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	7,073	1,097	71	1,026
1.2%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	2,162	244	11	233
2.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	115	(6)	2	(8)
2.00%	USD-LIBOR-BBA	Quarterly	06/03/2051	USD	494	(33)	5	(38)
2.05%	USD-LIBOR-BBA	Quarterly	06/07/2051	USD	1,480	(118)	–	(118)
1.67125% FIXED	CMENA IR 7/9/2051 LIBOR	Quarterly	07/09/2051	USD	4,528	50	(20)	70
1.8075%	3 MONTH USD - LIBOR	Quarterly	07/24/2053	USD	1,300	(13)	–	(13)
3M USD LIBOR	1.7725%	Quarterly	07/24/2053	USD	2,600	(5)	–	(5)
3 MONTH USD - LIBOR	1.785%	Quarterly	07/24/2053	USD	1,920	(10)	–	(10)
1.2%	US LIBOR BBA	Quarterly	10/07/2050	USD	946	116	6	110
USD-SOFRRATE	0.74%	Annual	08/19/2045	USD	5,670	834	–	834
0.56%	USD-SOFRRATE	Annual	07/20/2045	USD	8,660	1,585	105	1,480
USD CPI INDEX	2.77%	Annual	10/20/2031	USD	10,870	(162)	9	(171)
.97%	USA-CPI-U	Annual	11/18/2023	USD	12,250	(2)	(65)	63
3 MONTH USD - LIBOR	.0725%	Quarterly	07/24/2025	USD	15,555	(165)	–	(165)
3 MONTH USD - LIBOR	.0255%	Semi-Annual	07/24/2025	USD	31,110	(359)	–	(359)
3 MONTH USD - LIBOR	.0355%	Semi-Annual	07/24/2025	USD	23,015	(262)	–	(262)
3M LIBOR	1.39% FIXED	Semi-Annual	09/28/2025	USD	35,750	(172)	–	(172)
3M LIBOR	.6875% FIXED	Semi-Annual	12/07/2025	USD	39,405	30	–	30
2.95%	USD CPI INDEX	Annual	10/20/2026	USD	10,870	180	(5)	185
.37%	SA-CPI-U	Annual	11/18/2026	USD	12,250	100	189	(89)
.52%	USD-SOFR-OIS-COMPOUND	Annual	11/20/2026	USD	13,910	(60)	(32)	(28)
0.71 % FIXED	USD-SOFR-COMPOUND 5/15/2027	Annual	05/15/2027	USD	37,002	824	–	824
1.35%	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	26,862	111	(73)	184
1.113%	SOFR- COMPOUNDING	Annual	08/15/2028	USD	21,686	86	153	(67)
.22% FIXED	SD-SOFR-OIS-COMPOUND	Annual	08/15/2028	USD	9,318	(17)	(1)	(16)
1.2%	SOFR- COMPOUNDING	Annual	11/01/2028	USD	7,156	–	–	0
1.7334%	USD LIBOR BBA	Annual	10/20/2031	USD	10,870	(112)	42	(154)
3M LIBOR	.87%	Quarterly	09/28/2053	USD	3,050	(76)	–	(76)
3M LIBOR	.6875% FIXED	Quarterly	12/07/2053	USD	3,295	17	–	17
						$3,763	$385	$3,378

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.37	Sell	5.00%	Quarterly	12/20/2026	(19,560)	$1,799	$1,771	$28
CDS-CDX.NA.IG.37	Sell	1.00%	Quarterly	12/20/2026	(126,786)	3,098	2,872	226
						$4,897	$4,643	$254

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

Percentages are based on Net Assets of $4,616,428 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $695,952 ($ Thousands), representing 15.1% of the Net Assets of the Fund.

(C)	Perpetual security with no stated maturity date.
(D)	Certain securities or partial positions of certain securities are on loan at December 31, 2021. The total market value of securities on loan at December 31, 2021 was $3,649 ($ Thousands).
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $105,073 ($ Thousands).
(J)	Refer to table below for details on Options Contracts.
(K)	Refer to table below for details on Swaption Contracts.

ACES — Alternative Credit Enhancement Structure
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Offshore Yuan
CNY — Chinese Yuan
COP — Colombian Peso
DAC — Designated Activity Company
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only
JPY — Japanese Yen
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation
TBA — To Be Announced
ULC — Unlimited Liability Company
USD — United States Dollar
VAR — Variable Rate

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Fixed Income Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
U.S. Treasury Obligations	–	1,605,129	–	1,605,129
Corporate Obligations	–	1,421,780	–	1,421,780
Mortgage-Backed Securities	–	1,292,642	–	1,292,642
Asset-Backed Securities	–	355,462	–	355,462
Sovereign Debt	–	108,101	–	108,101
Loan Participations	–	67,733	1,010	68,743
U.S. Government Agency Obligations	–	26,459	–	26,459
Municipal Bonds	–	12,533	–	12,533
Affiliated Partnership	–	105,073	–	105,073
Cash Equivalent	151,231	–	–	151,231
Total Investments in Securities	151,231	4,994,912	1,010	5,147,153

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	728	–	–	728
Written Options	(1,572)	–	–	(1,572)
Purchased Swaptions	–	129	–	129
Futures Contracts*
Unrealized Appreciation	3,604	–	–	3,604
Unrealized Depreciation	(4,345)	–	–	(4,345)
Forwards Contracts*
Unrealized Appreciation	–	1,016	–	1,016
Unrealized Depreciation	–	(1,132)	–	(1,132)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	5,337	–	5,337
Unrealized Depreciation	–	(1,959)	–	(1,959)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	254	–	254
Total Other Financial Instruments	(1,585)	3,645	–	2,060

*	Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$80,566	$406,182	$(381,671)	$—	$(4)	$105,073	105,049,231	$41	$—
SEI Daily Income Trust, Government Fund, Cl F	222,427	1,216,047	(1,287,243)	—	—	151,231	151,230,663	6	—
Totals	$302,993	$1,622,229	$(1,668,914)	$—	$(4)	$256,304		$47	$—

Amounts designated as “-” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 73.6%
Communication Services — 9.1%
Altice France
10.500%, 05/15/2027 (A)	$1,140	$1,226
8.125%, 02/01/2027 (A)	800	855
5.500%, 10/15/2029 (A)	1,357	1,337
5.125%, 07/15/2029 (A)	1,002	977
Altice France Holding
6.000%, 02/15/2028 (A)	1,756	1,677
AMC Entertainment Holdings
12.000%cash/12.000% PIK, 06/15/2026 (A)	1,402	1,386
10.500%, 04/24/2026 (A)	38	40
6.125%, 05/15/2027	420	298
5.750%, 06/15/2025	85	67
AMC Networks
4.250%, 02/15/2029	1,533	1,523
ANGI Group
3.875%, 08/15/2028 (A)	1,281	1,252
Audacy Capital
6.750%, 03/31/2029 (A)	3,319	3,243
6.500%, 05/01/2027 (A)	237	234
Belo
7.250%, 09/15/2027	250	288
CCO Holdings
5.500%, 05/01/2026 (A)	276	284
5.375%, 06/01/2029 (A)	1,050	1,133
5.125%, 05/01/2027 (A)	3,807	3,921
5.000%, 02/01/2028 (A)	765	796
4.750%, 03/01/2030 (A)	975	1,014
4.500%, 08/15/2030 (A)	5,613	5,743
4.250%, 02/01/2031 (A)	3,609	3,641
4.250%, 01/15/2034 (A)	325	320
Cinemark USA
8.750%, 05/01/2025 (A)	115	122
5.250%, 07/15/2028 (A)	135	132
Clear Channel International BV
6.625%, 08/01/2025 (A)	564	585
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	3,234	3,460
7.500%, 06/01/2029 (A)	459	490
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	1,820	1,883
Consolidated Communications
6.500%, 10/01/2028 (A)	3,823	4,052
5.000%, 10/01/2028 (A)	310	313
DISH DBS
7.750%, 07/01/2026	2,353	2,482
7.375%, 07/01/2028	4,350	4,404
5.875%, 07/15/2022	45	46
5.875%, 11/15/2024	3,112	3,197
5.750%, 12/01/2028 (A)	1,868	1,887

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 12/01/2026 (A)	$2,761	$2,805
5.125%, 06/01/2029	2,116	1,926
5.000%, 03/15/2023	1,072	1,099
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,845	1,864
Front Range BidCo
6.125%, 03/01/2028 (A)	571	562
Frontier Communications Holdings
6.750%, 05/01/2029 (A)	269	280
6.000%, 01/15/2030 (A)	968	973
5.875%, 10/15/2027 (A)	206	218
5.875%, 11/01/2029	1,177	1,177
5.000%, 05/01/2028 (A)	1,205	1,241
Gannett Holdings
6.000%, 11/01/2026 (A)	1,056	1,078
Gray Escrow II
5.375%, 11/15/2031 (A)	2,171	2,233
Gray Television
4.750%, 10/15/2030 (A)	1,527	1,517
iHeartCommunications
8.375%, 05/01/2027	300	316
6.375%, 05/01/2026	94	97
5.250%, 08/15/2027 (A)	1,088	1,132
4.750%, 01/15/2028 (A)	842	854
Iliad Holding SASU
7.000%, 10/15/2028 (A)	180	189
6.500%, 10/15/2026 (A)	1,280	1,345
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	2,202	1,011
8.500%, 10/15/2024 (A)(B)	1,695	777
5.500%, 08/01/2023 (B)	268	121
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	635	5
Level 3 Financing
5.375%, 05/01/2025	760	777
4.625%, 09/15/2027 (A)	764	779
3.750%, 07/15/2029 (A)	320	304
3.625%, 01/15/2029 (A)	2,124	2,018
Live Nation Entertainment
6.500%, 05/15/2027 (A)	701	767
5.625%, 03/15/2026 (A)	264	273
4.875%, 11/01/2024 (A)	370	374
4.750%, 10/15/2027 (A)	500	514
3.750%, 01/15/2028 (A)	55	55
Lumen Technologies
7.500%, 04/01/2024	464	508
5.625%, 04/01/2025	206	218
5.375%, 06/15/2029 (A)	771	771
5.125%, 12/15/2026 (A)	3,165	3,294
4.500%, 01/15/2029 (A)	110	106
4.000%, 02/15/2027 (A)	1,108	1,124

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Midas OpCo Holdings
5.625%, 08/15/2029 (A)	$173	$177
Netflix
5.875%, 11/15/2028	470	565
5.375%, 11/15/2029 (A)	205	243
4.875%, 04/15/2028	1,273	1,451
4.875%, 06/15/2030 (A)	666	777
News
3.875%, 05/15/2029 (A)	174	176
Nexstar Media
5.625%, 07/15/2027 (A)	3,343	3,524
4.750%, 11/01/2028 (A)	1,232	1,255
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	476
ROBLOX
3.875%, 05/01/2030 (A)	1,333	1,352
Sable International Finance
5.750%, 09/07/2027 (A)	854	874
Salem Media Group
6.750%, 06/01/2024 (A)	1,841	1,841
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	115	121
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	81	82
3.875%, 01/15/2029 (A)	1,544	1,542
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	209
4.125%, 12/01/2030 (A)	3,860	3,657
Sirius XM Radio
5.500%, 07/01/2029 (A)	994	1,071
5.000%, 08/01/2027 (A)	925	961
4.125%, 07/01/2030 (A)	1,353	1,353
4.000%, 07/15/2028 (A)	1,952	1,963
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.226%(C)	605	600
5.125%, 09/19/2027	527	529
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,486	2,558
Sprint
7.625%, 03/01/2026	1,490	1,789
TEGNA
4.625%, 03/15/2028	2,259	2,283
Telecom Italia Capital
6.000%, 09/30/2034	285	302
Telesat Canada
6.500%, 10/15/2027 (A)	5,973	4,635
5.625%, 12/06/2026 (A)	994	933
4.875%, 06/01/2027 (A)	1,120	989
T-Mobile USA
4.750%, 02/01/2028	964	1,015
3.500%, 04/15/2031	930	968

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 04/15/2029	$905	$922
Trilogy International South Pacific
8.875%, 05/15/2023 (A)	1,016	1,006
Trilogy Private Notes
10.000%, 05/15/2023 (D)(E)	33	33
United States Cellular
6.700%, 12/15/2033	1,289	1,558
Urban One
7.375%, 02/01/2028 (A)	5,935	6,113
Windstream Escrow
7.750%, 08/15/2028 (A)	1,355	1,437
WMG Acquisition
3.750%, 12/01/2029 (A)	309	308
3.000%, 02/15/2031 (A)	231	221

		140,879

Consumer Discretionary — 14.1%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	1,608	1,640
4.000%, 10/15/2030 (A)	2,194	2,156
3.875%, 01/15/2028 (A)	128	130
3.500%, 02/15/2029 (A)	93	92
Academy
6.000%, 11/15/2027 (A)	1,028	1,096
Adient Global Holdings
4.875%, 08/15/2026 (A)	525	536
Adient US
9.000%, 04/15/2025 (A)	144	153
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,710	1,672
Altice Financing
5.750%, 08/15/2029 (A)	1,629	1,613
5.000%, 01/15/2028 (A)	4,050	3,952
American Axle & Manufacturing
6.875%, 07/01/2028	223	240
6.500%, 04/01/2027	310	322
6.250%, 03/15/2026	600	613
5.000%, 10/01/2029	212	208
American Greetings
8.750%, 04/15/2025 (A)	3,210	3,290
Aramark Services
5.000%, 02/01/2028 (A)	277	286
Asbury Automotive Group
4.625%, 11/15/2029 (A)	536	546
4.500%, 03/01/2028	1,916	1,954
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,069	3,238
4.625%, 08/01/2029 (A)	715	706
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	3,177	3,495
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)(F)	2,750	–

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bath & Body Works
9.375%, 07/01/2025 (A)	$19	$23
7.500%, 06/15/2029	271	309
6.875%, 11/01/2035	37	46
6.750%, 07/01/2036	2,225	2,748
6.694%, 01/15/2027	81	93
6.625%, 10/01/2030 (A)	1,099	1,245
BCPE Ulysses Intermediate
7.750%cash/8.500% PIK, 04/01/2027 (A)	1,091	1,077
Block Communications
4.875%, 03/01/2028 (A)	198	198
Boyne USA
4.750%, 05/15/2029 (A)	168	173
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	728
Cablevision Systems
5.875%, 09/15/2022	92	94
Caesars Entertainment
8.125%, 07/01/2027 (A)	245	271
6.250%, 07/01/2025 (A)	2,119	2,224
4.625%, 10/15/2029 (A)	1,434	1,434
Carnival
10.500%, 02/01/2026 (A)	836	954
9.875%, 08/01/2027 (A)	1,495	1,708
6.000%, 05/01/2029 (A)	5,598	5,570
5.750%, 03/01/2027 (A)	3,855	3,855
4.000%, 08/01/2028 (A)	203	201
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	550	495
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	354	372
Cedar Fair
5.500%, 05/01/2025 (A)	180	186
5.375%, 04/15/2027	12	12
5.250%, 07/15/2029	865	887
Cengage Learning
9.500%, 06/15/2024 (A)	2,710	2,727
Century Communities
6.750%, 06/01/2027	444	468
3.875%, 08/15/2029 (A)	1,015	1,023
Clarios Global
6.750%, 05/15/2025 (A)	576	603
Constellation
8.500%, 09/15/2025 (A)	250	238
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	320	346
5.625%, 11/15/2026 (A)	885	730
CSC Holdings
7.500%, 04/01/2028 (A)	1,220	1,308
6.500%, 02/01/2029 (A)	2,470	2,643
5.750%, 01/15/2030 (A)	3,220	3,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 12/01/2030 (A)	$2,093	$1,981
4.500%, 11/15/2031 (A)	299	295
4.125%, 12/01/2030 (A)	1,040	1,015
3.375%, 02/15/2031 (A)	677	634
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	2,332	2,419
Dana
5.625%, 06/15/2028	1,196	1,271
5.375%, 11/15/2027	539	565
4.250%, 09/01/2030	391	396
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,243	908
5.375%, 08/15/2026 (A)	4,930	2,465
DIRECTV Holdings
5.875%, 08/15/2027 (A)	3,666	3,753
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	2,415	2,385
eG Global Finance
8.500%, 10/30/2025 (A)	520	539
6.750%, 02/07/2025 (A)	2,825	2,860
Empire Resorts
7.750%, 11/01/2026 (A)	2,180	2,191
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor
9.000%, 04/22/2025	385	471
Ford Motor Credit
5.584%, 03/18/2024	65	70
5.125%, 06/16/2025	130	141
5.113%, 05/03/2029	1,650	1,875
4.687%, 06/09/2025	655	704
4.542%, 08/01/2026	730	793
4.271%, 01/09/2027	310	333
4.134%, 08/04/2025	250	265
4.125%, 08/17/2027	1,013	1,093
4.063%, 11/01/2024	984	1,035
4.000%, 11/13/2030	767	825
3.815%, 11/02/2027	525	555
3.810%, 01/09/2024	123	128
3.625%, 06/17/2031	4,386	4,617
3.370%, 11/17/2023	325	335
3.096%, 05/04/2023	271	276
2.700%, 08/10/2026	200	202
Ford Motor Credit MTN
4.389%, 01/08/2026	415	447
Gap
3.875%, 10/01/2031 (A)	63	62
3.625%, 10/01/2029 (A)	78	77
GCI
4.750%, 10/15/2028 (A)	314	322
Getty Images
9.750%, 03/01/2027 (A)	1,020	1,080

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goodyear Tire & Rubber
5.250%, 04/30/2031	$285	$310
5.250%, 07/15/2031 (A)	81	88
5.000%, 07/15/2029 (A)	127	136
GPS Hospitality Holding
7.000%, 08/15/2028 (A)	830	753
Hanesbrands
4.625%, 05/15/2024 (A)	2,293	2,401
Hertz (Escrow Security)
7.125%, 08/01/2026	465	15
6.000%, 01/15/2028	450	15
5.500%, 10/15/2024	559	2
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	263
5.375%, 05/01/2025 (A)	74	77
3.750%, 05/01/2029 (A)	97	98
Hilton Worldwide Finance
4.875%, 04/01/2027	110	113
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,050	2,142
International Game Technology
6.250%, 01/15/2027 (A)	1,858	2,081
4.125%, 04/15/2026 (A)	200	206
IRB Holding
7.000%, 06/15/2025 (A)	125	132
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	2,150	2,152
KB Home
4.000%, 06/15/2031	508	527
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	278
LBM Acquisition
6.250%, 01/15/2029 (A)	1,856	1,835
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,945	1,999
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,797	1,887
Liberty Interactive
8.250%, 02/01/2030	3,457	3,785
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,018	1,036
Lithia Motors
4.375%, 01/15/2031 (A)	1,356	1,448
3.875%, 06/01/2029 (A)	838	856
Macy's Retail Holdings
5.875%, 04/01/2029 (A)	1,064	1,135
5.125%, 01/15/2042	2,068	1,975
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	3,386	3,276
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	114	119
4.500%, 06/15/2029 (A)	41	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mattamy Group
4.625%, 03/01/2030 (A)	$1,388	$1,414
Mattel
5.875%, 12/15/2027 (A)	190	204
3.750%, 04/01/2029 (A)	98	102
3.375%, 04/01/2026 (A)	78	80
Mav Acquisition
5.750%, 08/01/2028 (A)	2,680	2,653
Meritage Homes
3.875%, 04/15/2029 (A)	997	1,047
MGM Resorts International
6.750%, 05/01/2025	850	888
6.000%, 03/15/2023	1,285	1,343
5.750%, 06/15/2025	367	395
Michaels
7.875%, 05/01/2029 (A)	2,240	2,206
5.250%, 05/01/2028 (A)	1,335	1,336
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	569
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,233
Millennium Escrow
6.625%, 08/01/2026 (A)	1,420	1,424
National CineMedia
5.875%, 04/15/2028 (A)	150	135
5.750%, 08/15/2026	763	593
NCL
12.250%, 05/15/2024 (A)	651	771
Neiman Marcus Group (Escrow Security)
28.828%, 10/15/2022 (D)(E)	820	281
11.946%, 10/15/2022 (D)(E)	762	261
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	280
Newell Brands
5.875%, 04/01/2036	873	1,076
4.700%, 04/01/2026	240	261
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	961	1,019
6.250%, 05/15/2026 (A)	1,300	1,360
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	1,780	1,843
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	4,897	5,289
PetSmart
7.750%, 02/15/2029 (A)	673	731
4.750%, 02/15/2028 (A)	611	627
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	598
PM General Purchaser
9.500%, 10/01/2028 (A)	383	388
Radiate Holdco
6.500%, 09/15/2028 (A)	550	553

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 09/15/2026 (A)	$550	$556
Remington Outdoor Company
0.000%, 12/31/2049 (D)(F)	1,245	–
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	272	305
10.875%, 06/01/2023 (A)	458	500
9.125%, 06/15/2023 (A)	581	614
5.500%, 08/31/2026 (A)	1,703	1,732
5.500%, 04/01/2028 (A)	1,305	1,320
Service International
7.500%, 04/01/2027	640	768
4.000%, 05/15/2031	75	76
Shea Homes
4.750%, 02/15/2028 (A)	711	727
4.750%, 04/01/2029 (A)	825	841
Six Flags Entertainment
5.500%, 04/15/2027 (A)	80	83
4.875%, 07/31/2024 (A)	2,476	2,501
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	668	713
Sonic Automotive
4.875%, 11/15/2031 (A)	929	938
4.625%, 11/15/2029 (A)	852	860
Sotheby's
5.875%, 06/01/2029 (A)	460	469
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	1,800	1,887
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	863
SRS Distribution
6.125%, 07/01/2029 (A)	1,461	1,489
6.000%, 12/01/2029 (A)	962	967
4.625%, 07/01/2028 (A)	847	850
Staples
10.750%, 04/15/2027 (A)	2,860	2,696
7.500%, 04/15/2026 (A)	1,753	1,801
Station Casinos
4.500%, 02/15/2028 (A)	510	513
StoneMor
8.500%, 05/15/2029 (A)	1,410	1,456
Studio City Finance
5.000%, 01/15/2029 (A)	2,405	2,153
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	1,945	1,935
Superior Plus
4.500%, 03/15/2029 (A)	202	208
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,400	2,472
Tempur Sealy International
4.000%, 04/15/2029 (A)	385	392
3.875%, 10/15/2031 (A)	121	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenneco
7.875%, 01/15/2029 (A)	$138	$149
5.375%, 12/15/2024	110	109
5.125%, 04/15/2029 (A)	2,379	2,325
5.000%, 07/15/2026	2,610	2,509
Terrier Media Buyer
8.875%, 12/15/2027 (A)	3,964	4,284
Thor Industries
4.000%, 10/15/2029 (A)	1,311	1,298
Univision Communications
6.625%, 06/01/2027 (A)	784	845
4.500%, 05/01/2029 (A)	383	387
Vail Resorts
6.250%, 05/15/2025 (A)	437	455
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	491
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,258
4.500%, 08/15/2030 (A)	480	483
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,934	1,949
Vista Outdoor
4.500%, 03/15/2029 (A)	1,180	1,187
VOC Escrow
5.000%, 02/15/2028 (A)	1,020	1,010
Wheel Pros
6.500%, 05/15/2029 (A)	2,150	2,064
White Capital Buyer
6.875%, 10/15/2028 (A)	105	109
White Capital Parent
8.250%cash/9.000% PIK, 03/15/2026 (A)	2,505	2,561
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,135	1,169
5.250%, 05/15/2027 (A)	190	194
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	1,610	1,689
5.125%, 10/01/2029 (A)	379	385
Yum! Brands
7.750%, 04/01/2025 (A)	110	116
6.875%, 11/15/2037	1,065	1,350
5.350%, 11/01/2043	130	144
4.625%, 01/31/2032	217	231
3.625%, 03/15/2031	239	238

		229,454

Consumer Staples — 3.4%
Albertsons
5.875%, 02/15/2028 (A)	125	132
4.875%, 02/15/2030 (A)	185	200
4.625%, 01/15/2027 (A)	2,072	2,174
3.500%, 02/15/2023 (A)	130	132

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 03/15/2029 (A)	$408	$409
3.250%, 03/15/2026 (A)	221	225
Central Garden & Pet
5.125%, 02/01/2028	265	277
4.125%, 10/15/2030	187	189
Chobani
7.500%, 04/15/2025 (A)	780	803
4.625%, 11/15/2028 (A)	1,807	1,857
Coty
6.500%, 04/15/2026 (A)	3,175	3,274
5.000%, 04/15/2026 (A)	168	173
4.750%, 01/15/2029 (A)	2,020	2,053
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	324
4.125%, 04/01/2029 (A)	117	118
Energizer Holdings
4.750%, 06/15/2028 (A)	469	479
4.375%, 03/31/2029 (A)	1,138	1,111
High Ridge Brands Co. (Escrow Security)
10.494%, 03/15/2025	760	–
JBS USA LUX
5.500%, 01/15/2030 (A)	1,215	1,321
Kraft Heinz Foods
5.000%, 06/04/2042	2,604	3,239
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	1,928	1,817
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	135	146
4.375%, 01/31/2032 (A)	103	106
4.125%, 01/31/2030 (A)	1,553	1,594
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,220	3,256
New Albertsons
8.700%, 05/01/2030	955	1,197
8.000%, 05/01/2031	795	970
Performance Food Group
6.875%, 05/01/2025 (A)	50	52
5.500%, 10/15/2027 (A)	355	371
4.250%, 08/01/2029 (A)	260	258
Post Holdings
5.750%, 03/01/2027 (A)	365	377
5.625%, 01/15/2028 (A)	565	599
5.500%, 12/15/2029 (A)	727	764
4.625%, 04/15/2030 (A)	858	874
Rite Aid
8.000%, 11/15/2026 (A)	1,733	1,768
7.700%, 02/15/2027	925	845
7.500%, 07/01/2025 (A)	4,315	4,436
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,392	4,233
Simmons Foods
4.625%, 03/01/2029 (A)	1,941	1,912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spectrum Brands
5.750%, 07/15/2025	$54	$55
5.500%, 07/15/2030 (A)	267	286
5.000%, 10/01/2029 (A)	100	105
3.875%, 03/15/2031 (A)	1,404	1,386
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,579	2,473
Turning Point Brands
5.625%, 02/15/2026 (A)	1,140	1,143
US Foods
4.625%, 06/01/2030 (A)	135	136
Vector Group
10.500%, 11/01/2026 (A)	2,890	2,995
5.750%, 02/01/2029 (A)	970	944

		53,588

Energy — 10.8%
Aethon United BR
8.250%, 02/15/2026 (A)	990	1,063
Antero Midstream Partners
7.875%, 05/15/2026 (A)	433	477
5.750%, 03/01/2027 (A)	1,457	1,510
5.750%, 01/15/2028 (A)	290	304
5.375%, 06/15/2029 (A)	201	212
Antero Resources
8.375%, 07/15/2026 (A)	949	1,081
7.625%, 02/01/2029 (A)	1,921	2,132
5.375%, 03/01/2030 (A)	89	95
Apache
5.100%, 09/01/2040	2,849	3,219
4.875%, 11/15/2027	608	663
4.625%, 11/15/2025	46	49
4.375%, 10/15/2028	278	302
Archrock Partners
6.250%, 04/01/2028 (A)	1,928	2,010
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	678	905
8.250%, 12/31/2028 (A)	2,416	2,519
7.000%, 11/01/2026 (A)	756	766
5.875%, 06/30/2029 (A)	1,535	1,477
Baytex Energy
8.750%, 04/01/2027 (A)	325	340
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,250	2,385
Buckeye Partners
4.500%, 03/01/2028 (A)	400	403
4.125%, 03/01/2025 (A)	230	237
4.125%, 12/01/2027	135	139
California Resources
7.125%, 02/01/2026 (A)	284	295
Cheniere Energy
4.625%, 10/15/2028	1,045	1,112

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cheniere Energy Partners
4.500%, 10/01/2029	$3,065	$3,249
4.000%, 03/01/2031	389	408
3.250%, 01/31/2032 (A)	567	573
Chesapeake Energy
5.500%, 02/01/2026 (A)	82	86
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (D)(F)	3,650	35
Citgo Holding
9.250%, 08/01/2024 (A)	5,656	5,684
CNX Midstream Partners
4.750%, 04/15/2030 (A)	519	517
CNX Resources
7.250%, 03/14/2027 (A)	2,075	2,201
6.000%, 01/15/2029 (A)	866	901
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	1,490	1,535
Comstock Resources
7.500%, 05/15/2025 (A)	190	196
6.750%, 03/01/2029 (A)	2,344	2,542
5.875%, 01/15/2030 (A)	140	143
Continental Resources
5.750%, 01/15/2031 (A)	1,325	1,560
CQP Holdco
5.500%, 06/15/2031 (A)	1,906	1,989
CrownRock
5.625%, 10/15/2025 (A)	1,520	1,554
DCP Midstream Operating
8.125%, 08/16/2030	1,125	1,529
5.625%, 07/15/2027	638	721
5.125%, 05/15/2029	538	608
3.250%, 02/15/2032	215	217
Delek Logistics Partners
6.750%, 05/15/2025	811	829
Devon Energy
7.950%, 04/15/2032	834	1,169
DT Midstream
4.375%, 06/15/2031 (A)	1,352	1,406
4.125%, 06/15/2029 (A)	2,391	2,448
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,834	2,944
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	248	262
Energy Transfer
5.500%, 06/01/2027	1,564	1,783
EnLink Midstream
5.375%, 06/01/2029	2,741	2,803
EnLink Midstream Partners
4.850%, 07/15/2026	190	200
Enviva Partners
6.500%, 01/15/2026 (A)	1,833	1,893

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EQM Midstream Partners
6.500%, 07/01/2027 (A)	$712	$797
6.500%, 07/15/2048	1,679	2,040
6.000%, 07/01/2025 (A)	747	812
4.750%, 01/15/2031 (A)	204	216
4.500%, 01/15/2029 (A)	424	441
EQT
7.500%, 02/01/2030	540	694
6.625%, 02/01/2025	1,460	1,646
5.000%, 01/15/2029	92	102
3.900%, 10/01/2027	10	11
3.625%, 05/15/2031 (A)	883	916
3.125%, 05/15/2026 (A)	110	113
Exterran Energy Solutions
8.125%, 05/01/2025	2,054	1,910
Genesis Energy
8.000%, 01/15/2027	977	1,007
7.750%, 02/01/2028	1,168	1,177
6.500%, 10/01/2025	20	20
Great Western Petroleum
12.000%, 09/01/2025 (A)	1,158	1,216
Gulfport Energy Operating
8.000%, 05/17/2026 (A)	2,293	2,502
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (D)	183	7
6.375%, 01/15/2026	585	23
6.000%, 10/15/2024	215	9
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,990	2,129
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	335
4.250%, 02/15/2030 (A)	182	181
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	2,775	2,844
ITT Holdings
6.500%, 08/01/2029 (A)	2,442	2,418
Laredo Petroleum
10.125%, 01/15/2028	929	974
9.500%, 01/15/2025	2,139	2,182
7.750%, 07/31/2029 (A)	783	763
Marathon Oil
6.600%, 10/01/2037	1,527	1,995
MEG Energy
7.125%, 02/01/2027 (A)	335	357
6.500%, 01/15/2025 (A)	410	417
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,820	1,836
7.500%, 01/15/2026 (A)	2,022	1,891
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,190
Nabors Industries
7.250%, 01/15/2026 (A)	93	86

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 02/01/2025	$285	$264
New Fortress Energy
6.750%, 09/15/2025 (A)	618	624
6.500%, 09/30/2026 (A)	2,142	2,126
NGL Energy Operating
7.500%, 02/01/2026 (A)	3,477	3,586
NGL Energy Partners
7.500%, 11/01/2023	2,661	2,621
7.500%, 04/15/2026	455	390
6.125%, 03/01/2025	3,113	2,662
Northern Oil and Gas
8.125%, 03/01/2028 (A)	2,176	2,296
NuStar Logistics
6.375%, 10/01/2030	685	760
6.000%, 06/01/2026	255	277
5.750%, 10/01/2025	129	139
5.625%, 04/28/2027	50	53
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	328	358
Oasis Petroleum
6.375%, 06/01/2026 (A)	104	109
Occidental Petroleum
8.875%, 07/15/2030	2,063	2,782
8.500%, 07/15/2027	1,188	1,482
8.000%, 07/15/2025	696	813
6.625%, 09/01/2030	968	1,198
6.450%, 09/15/2036	430	548
6.375%, 09/01/2028	1,771	2,103
6.125%, 01/01/2031	3,012	3,660
5.875%, 09/01/2025	165	182
5.500%, 12/01/2025	2,079	2,306
4.625%, 06/15/2045	1,165	1,209
4.500%, 07/15/2044	95	98
PBF Holding
9.250%, 05/15/2025 (A)	1,415	1,346
7.250%, 06/15/2025	965	688
6.000%, 02/15/2028	78	50
Peabody Energy
6.375%, 03/31/2025 (A)	769	731
Precision Drilling
7.125%, 01/15/2026 (A)	240	244
6.875%, 01/15/2029 (A)	31	32
Range Resources
8.250%, 01/15/2029	107	119
4.875%, 05/15/2025	430	444
Rockcliff Energy II
5.500%, 10/15/2029 (A)	903	930
Seventy Seven Operating (Escrow Security)
6.625%, 11/15/2019 (B)(D)	1,869	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	335	343
8.250%, 02/15/2025 (A)	1,685	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SM Energy
6.625%, 01/15/2027	$1,118	$1,152
6.500%, 07/15/2028	63	65
5.625%, 06/01/2025	1,395	1,405
Southwestern Energy
7.750%, 10/01/2027	774	835
5.375%, 03/15/2030	284	304
4.750%, 02/01/2032	1,208	1,272
Strathcona Resources
6.875%, 08/01/2026 (A)	1,435	1,410
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	287	299
5.750%, 04/15/2025	1,620	1,458
Sunoco
5.875%, 03/15/2028	1,585	1,676
4.500%, 05/15/2029	243	247
4.500%, 04/30/2030 (A)	317	325
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	412
6.000%, 03/01/2027 (A)	2,065	2,148
6.000%, 12/31/2030 (A)	2,579	2,579
6.000%, 09/01/2031 (A)	807	799
5.500%, 01/15/2028 (A)	70	69
Targa Resources Partners
6.875%, 01/15/2029	192	215
6.500%, 07/15/2027	333	357
5.875%, 04/15/2026	525	548
5.375%, 02/01/2027	35	36
5.000%, 01/15/2028	1,056	1,113
4.875%, 02/01/2031	250	271
4.000%, 01/15/2032 (A)	167	175
TerraForm Power Operating
4.750%, 01/15/2030 (A)	375	393
Transocean
11.500%, 01/30/2027 (A)	1,005	985
8.000%, 02/01/2027 (A)	1,670	1,202
7.500%, 04/15/2031	990	585
Transocean Guardian
5.875%, 01/15/2024 (A)	1,251	1,185
Transocean Pontus
6.125%, 08/01/2025 (A)	1,472	1,439
Transocean Proteus
6.250%, 12/01/2024 (A)	973	958
USA Compression Partners
6.875%, 09/01/2027	2,105	2,223
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	255	270
3.875%, 08/15/2029 (A)	255	265
3.875%, 11/01/2033 (A)	560	588
Vine Energy Holdings
6.750%, 04/15/2029 (A)	537	583

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weatherford International
6.500%, 09/15/2028 (A)	$2,165	$2,291
Western Midstream Operating
6.500%, 02/01/2050	1,700	2,010
4.650%, 07/01/2026	140	152
4.500%, 03/01/2028	40	43

		174,082

Financials — 7.0%
Acrisure
7.000%, 11/15/2025 (A)	1,543	1,542
4.250%, 02/15/2029 (A)	1,759	1,711
AG Issuer
6.250%, 03/01/2028 (A)	856	888
Alliant Holdings Intermediate
5.875%, 11/01/2029 (A)	1,245	1,267
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	798	772
AssuredPartners
5.625%, 01/15/2029 (A)	1,029	1,001
Asteroid Private Merger Sub
8.500%, 11/15/2029 (A)	900	941
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,763	1,781
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month + 2.931%(C)	855	951
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.842%(C)	1,630	1,749
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.867%(C)	590	638
BroadStreet Partners
5.875%, 04/15/2029 (A)	2,205	2,166
Brookfield Property REIT
4.500%, 04/01/2027 (A)	3,862	3,789
Citigroup
5.000%, VAR United States Secured Overnight Financing Rate + 3.813%(C)	2,339	2,409
Coinbase Global
3.625%, 10/01/2031 (A)	3,215	2,958
3.375%, 10/01/2028 (A)	1,835	1,713
CPI CG
8.625%, 03/15/2026 (A)	800	846
Finance of America Funding
7.875%, 11/15/2025 (A)	4,244	4,175
FirstCash
5.625%, 01/01/2030 (A)	1,590	1,621
Freedom Mortgage
8.250%, 04/15/2025 (A)	2,617	2,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.125%, 11/15/2024 (A)	$1,555	$1,574
7.625%, 05/01/2026 (A)	1,235	1,261
6.625%, 01/15/2027 (A)	1,195	1,168
HAT Holdings I
6.000%, 04/15/2025 (A)	1,489	1,549
3.750%, 09/15/2030 (A)	1,603	1,599
Home Point Capital
5.000%, 02/01/2026 (A)	845	784
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(C)	783	782
HUB International
5.625%, 12/01/2029 (A)	985	1,015
Hunt
5.250%, 04/15/2029 (A)	1,555	1,532
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	945	1,045
Jane Street Group
4.500%, 11/15/2029 (A)	1,024	1,034
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate + 3.380%(C)	856	880
4.000%, VAR United States Secured Overnight Financing Rate + 2.745%(C)	1,691	1,700
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	944	953
4.750%, 06/15/2029 (A)	1,750	1,794
4.250%, 02/01/2027 (A)	984	990
LD Holdings Group
6.500%, 11/01/2025 (A)	485	479
6.125%, 04/01/2028 (A)	2,514	2,369
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.760%(C)	1,965	2,173
LPL Holdings
4.625%, 11/15/2027 (A)	2,231	2,309
4.375%, 05/15/2031 (A)	325	332
Merger Sub II
10.750%, 08/01/2027 (A)	1,901	2,110
MGIC Investment
5.250%, 08/15/2028	340	357
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,546	2,654
5.625%, 01/15/2030 (A)	1,666	1,670
Morgan Stanley
5.300%, VAR ICE LIBOR USD 3 Month + 3.160%(C)	535	555
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	1,592	1,514

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	$1,464	$1,525
5.750%, 11/15/2031 (A)	270	269
5.500%, 08/15/2028 (A)	2,935	2,994
5.125%, 12/15/2030 (A)	443	438
Navient
5.500%, 03/15/2029	1,380	1,377
New Residential Investment
6.250%, 10/15/2025 (A)	3,329	3,344
NFP
6.875%, 08/15/2028 (A)	676	678
4.875%, 08/15/2028 (A)	973	983
OneMain Finance
7.125%, 03/15/2026	2,105	2,400
6.625%, 01/15/2028	342	383
5.375%, 11/15/2029	1,172	1,274
4.000%, 09/15/2030	2,317	2,279
3.875%, 09/15/2028	253	248
3.500%, 01/15/2027	78	77
PennyMac Financial Services
5.750%, 09/15/2031 (A)	445	449
4.250%, 02/15/2029 (A)	975	937
Rocket Mortgage
4.000%, 10/15/2033 (A)	60	61
3.875%, 03/01/2031 (A)	642	652
3.625%, 03/01/2029 (A)	86	86
2.875%, 10/15/2026 (A)	180	179
Sabre GLBL
9.250%, 04/15/2025 (A)	98	111
Saracen Development
14.000%cash/3.000% PIK, 10/15/2025 (A)	2,331	2,578
Sitka Holdings
5.250%, VAR ICE LIBOR USD 3 Month + 4.500%, 07/06/2026 (A)	2,862	2,929
Starwood Property Trust
5.500%, 11/01/2023 (A)	1,240	1,283
3.750%, 12/31/2024 (A)	385	389
3.625%, 07/15/2026 (A)	150	149
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,280	1,283
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	4,396	4,704
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month + 2.084%, 01/23/2048	778	781
WeWork
7.875%, 05/01/2025 (A)	3,015	2,882

		109,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 7.0%
180 Medical
3.875%, 10/15/2029 (A)	$200	$202
Acadia Healthcare
5.500%, 07/01/2028 (A)	763	802
AHP Health Partners
5.750%, 07/15/2029 (A)	156	154
Air Methods
8.000%, 05/15/2025 (A)	6,091	5,215
Akumin
7.000%, 11/01/2025 (A)	1,600	1,523
Akumin Escrow
7.500%, 08/01/2028 (A)	1,875	1,758
Avantor Funding
4.625%, 07/15/2028 (A)	321	335
3.875%, 11/01/2029 (A)	2,166	2,190
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,785
7.250%, 05/30/2029 (A)	195	193
7.000%, 01/15/2028 (A)	1,195	1,189
6.250%, 02/15/2029 (A)	3,958	3,761
6.125%, 04/15/2025 (A)	1,583	1,612
5.500%, 11/01/2025 (A)	780	793
5.250%, 01/30/2030 (A)	4,045	3,560
5.250%, 02/15/2031 (A)	848	745
5.000%, 01/30/2028 (A)	330	304
5.000%, 02/15/2029 (A)	445	393
4.875%, 06/01/2028 (A)	1,255	1,280
Bausch Health Americas
9.250%, 04/01/2026 (A)	385	407
8.500%, 01/31/2027 (A)	444	466
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)	1,479	1,459
Centene
4.625%, 12/15/2029	917	989
4.250%, 12/15/2027	1,637	1,707
3.375%, 02/15/2030	320	326
2.500%, 03/01/2031	1,566	1,524
CHS
8.000%, 03/15/2026 (A)	165	173
6.875%, 04/01/2028 (A)	2,245	2,200
6.875%, 04/15/2029 (A)	1,419	1,446
6.125%, 04/01/2030 (A)	709	701
6.000%, 01/15/2029 (A)	250	267
5.625%, 03/15/2027 (A)	240	254
4.750%, 02/15/2031 (A)	1,110	1,120
DaVita
4.625%, 06/01/2030 (A)	25	26
3.750%, 02/15/2031 (A)	2,996	2,919
Emergent BioSolutions
3.875%, 08/15/2028 (A)	981	941

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Encompass Health
5.750%, 09/15/2025	$915	$936
4.750%, 02/01/2030	1,521	1,567
4.500%, 02/01/2028	375	386
Endo DAC
9.500%, 07/31/2027 (A)	1,406	1,431
6.000%, 06/30/2028 (A)	1,177	877
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (A)	1,035	1,014
Envision Healthcare
8.750%, 10/15/2026 (A)	2,601	1,496
Global Medical Response
6.500%, 10/01/2025 (A)	3,155	3,186
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	200	204
HCA
5.875%, 02/15/2026	4,455	5,025
5.875%, 02/01/2029	465	554
5.625%, 09/01/2028	130	152
5.375%, 02/01/2025	1,510	1,659
3.500%, 09/01/2030	1,480	1,564
HealthEquity
4.500%, 10/01/2029 (A)	62	61
Hill-Rom Holdings
4.375%, 09/15/2027 (A)	200	209
Hologic
3.250%, 02/15/2029 (A)	508	508
IQVIA
5.000%, 10/15/2026 (A)	805	826
Jazz Securities DAC
4.375%, 01/15/2029 (A)	200	207
Lannett
7.750%, 04/15/2026 (A)	2,325	1,790
Legacy LifePoint Health
6.750%, 04/15/2025 (A)	374	390
LifePoint Health
5.375%, 01/15/2029 (A)	1,591	1,583
4.375%, 02/15/2027 (A)	5,081	5,119
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	315	172
5.500%, 04/15/2025 (A)(B)	630	343
MEDNAX
6.250%, 01/15/2027 (A)	992	1,038
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	760	776
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)	2,433	2,466
3.875%, 04/01/2029 (A)	3,670	3,657
Option Care Health
4.375%, 10/31/2029 (A)	666	668
Organon
5.125%, 04/30/2031 (A)	613	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/30/2028 (A)	$1,206	$1,226
Owens & Minor
4.500%, 03/31/2029 (A)	312	320
Par Pharmaceutical
7.500%, 04/01/2027 (A)	2,816	2,878
Prestige Brands
5.125%, 01/15/2028 (A)	315	328
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	679	655
Radiology Partners
9.250%, 02/01/2028 (A)	974	1,023
RP Escrow Issuer
5.250%, 12/15/2025 (A)	791	798
Syneos Health
3.625%, 01/15/2029 (A)	1,836	1,813
Tenet Healthcare
7.500%, 04/01/2025 (A)	164	173
6.875%, 11/15/2031	595	680
6.250%, 02/01/2027 (A)	1,433	1,483
6.125%, 10/01/2028 (A)	3,215	3,396
5.125%, 11/01/2027 (A)	663	690
4.875%, 01/01/2026 (A)	1,729	1,776
4.625%, 07/15/2024	201	203
4.625%, 06/15/2028 (A)	2,470	2,538
4.375%, 01/15/2030 (A)	1,150	1,165
4.250%, 06/01/2029 (A)	1,476	1,499
US Acute Care Solutions
6.375%, 03/01/2026 (A)	594	622
US Renal Care
10.625%, 07/15/2027 (A)	2,010	2,040
Varex Imaging
7.875%, 10/15/2027 (A)	1,201	1,334

		111,863

Industrials — 7.3%
ACCO Brands
4.250%, 03/15/2029 (A)	310	308
ADT Security
4.875%, 07/15/2032 (A)	1,508	1,540
4.125%, 08/01/2029 (A)	271	267
Allied Universal Holdco
6.625%, 07/15/2026 (A)	185	194
4.625%, 06/01/2028 (A)	400	396
Allison Transmission
5.875%, 06/01/2029 (A)	210	228
4.750%, 10/01/2027 (A)	2,432	2,533
3.750%, 01/30/2031 (A)	190	185
American Airlines
11.750%, 07/15/2025 (A)	1,184	1,461
5.750%, 04/20/2029 (A)	3,144	3,360
5.500%, 04/20/2026 (A)	2,213	2,301

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Airlines Group
3.750%, 03/01/2025 (A)	$1,306	$1,221
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,400	2,456
3.875%, 11/15/2029 (A)	262	261
APi Escrow
4.750%, 10/15/2029 (A)	135	138
APi Group DE
4.125%, 07/15/2029 (A)	159	160
Artera Services
9.033%, 12/04/2025 (A)	3,258	3,447
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	270	272
Avis Budget Car Rental
5.750%, 07/15/2027 (A)	205	213
5.375%, 03/01/2029 (A)	518	546
Boeing
5.150%, 05/01/2030	225	262
Bombardier
7.875%, 04/15/2027 (A)	725	752
7.500%, 12/01/2024 (A)	1,324	1,379
7.500%, 03/15/2025 (A)	765	779
7.125%, 06/15/2026 (A)	781	810
Brand Industrial Services
8.500%, 07/15/2025 (A)	1,464	1,463
Builders FirstSource
5.000%, 03/01/2030 (A)	853	915
4.250%, 02/01/2032 (A)	203	210
BWX Technologies
4.125%, 06/30/2028 (A)	712	723
4.125%, 04/15/2029 (A)	2,413	2,443
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,148	2,186
CDW
4.250%, 04/01/2028	370	382
3.250%, 02/15/2029	171	173
Clark Equipment
5.875%, 06/01/2025 (A)	696	723
Clean Harbors
4.875%, 07/15/2027 (A)	1,571	1,618
CoreCivic
8.250%, 04/15/2026	267	279
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,847	2,833
Delta Air Lines
7.375%, 01/15/2026	283	333
7.000%, 05/01/2025 (A)	1,073	1,227
4.750%, 10/20/2028 (A)	1,627	1,777
Deluxe
8.000%, 06/01/2029 (A)	2,030	2,121
Dun & Bradstreet
5.000%, 12/15/2029 (A)	83	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EnerSys
4.375%, 12/15/2027 (A)	$559	$580
EnPro Industries
5.750%, 10/15/2026	328	343
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	495	554
6.500%, 10/01/2025 (A)	1,170	1,209
5.500%, 05/01/2028 (A)	980	999
Garda World Security
9.500%, 11/01/2027 (A)	310	334
6.000%, 06/01/2029 (A)	242	231
GFL Environmental
5.125%, 12/15/2026 (A)	1,140	1,186
4.750%, 06/15/2029 (A)	177	179
4.375%, 08/15/2029 (A)	771	764
4.000%, 08/01/2028 (A)	204	200
3.750%, 08/01/2025 (A)	333	336
3.500%, 09/01/2028 (A)	1,415	1,394
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	232	238
GrafTech Finance
4.625%, 12/15/2028 (A)	1,985	2,015
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,895	2,061
Griffon
5.750%, 03/01/2028	450	467
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,592	1,580
Harsco
5.750%, 07/31/2027 (A)	465	474
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,130	1,182
Herc Holdings
5.500%, 07/15/2027 (A)	525	546
Hertz
5.000%, 12/01/2029 (A)	1,128	1,129
4.625%, 12/01/2026 (A)	425	428
Howmet Aerospace
6.875%, 05/01/2025	5	6
5.900%, 02/01/2027	535	611
Icahn Enterprises
4.750%, 09/15/2024	660	685
4.375%, 02/01/2029	560	546
IEA Energy Services
6.625%, 08/15/2029 (A)	1,225	1,210
JELD-WEN
6.250%, 05/15/2025 (A)	235	246
4.875%, 12/15/2027 (A)	15	15
4.625%, 12/15/2025 (A)	355	358
Korn Ferry
4.625%, 12/15/2027 (A)	1,444	1,487

12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Madison IAQ
5.875%, 06/30/2029 (A)	$288	$288
4.125%, 06/30/2028 (A)	50	50
Masonite International
5.375%, 02/01/2028 (A)	298	313
MasTec
4.500%, 08/15/2028 (A)	433	450
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	1,306	1,394
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	5,936	–
Nielsen Finance
5.875%, 10/01/2030 (A)	412	435
5.625%, 10/01/2028 (A)	647	668
PGT Innovations
4.375%, 10/01/2029 (A)	133	134
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	640	667
5.750%, 04/15/2026 (A)	1,179	1,266
Ritchie Bros Holdings
4.750%, 12/15/2031 (A)	766	799
Roller Bearing of America
4.375%, 10/15/2029 (A)	54	55
Rolls-Royce
5.750%, 10/15/2027 (A)	1,255	1,388
Sensata Technologies
4.375%, 02/15/2030 (A)	1,779	1,868
4.000%, 04/15/2029 (A)	416	425
3.750%, 02/15/2031 (A)	1,764	1,758
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,125
Spirit AeroSystems
7.500%, 04/15/2025 (A)	268	281
4.600%, 06/15/2028	2,210	2,215
Standard Industries
5.000%, 02/15/2027 (A)	30	31
4.750%, 01/15/2028 (A)	725	749
3.375%, 01/15/2031 (A)	132	127
Stericycle
3.875%, 01/15/2029 (A)	229	226
Stevens Holding
6.125%, 10/01/2026 (A)	245	261
Team Health Holdings
6.375%, 02/01/2025 (A)	3,541	3,333
Terex
5.000%, 05/15/2029 (A)	120	123
Tervita
11.000%, 12/01/2025 (A)	820	944
TransDigm
8.000%, 12/15/2025 (A)	500	527
6.250%, 03/15/2026 (A)	3,537	3,676
5.500%, 11/15/2027	1,982	2,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 01/15/2029	$488	$486
Triumph Group
8.875%, 06/01/2024 (A)	276	301
7.750%, 08/15/2025	1,630	1,618
6.250%, 09/15/2024 (A)	250	252
Tutor Perini
6.875%, 05/01/2025 (A)	5,808	5,853
Uber Technologies
4.500%, 08/15/2029 (A)	244	248
United Airlines
4.625%, 04/15/2029 (A)	1,117	1,152
4.375%, 04/15/2026 (A)	2,488	2,594
United Rentals North America
5.500%, 05/15/2027	378	393
4.875%, 01/15/2028	875	919
Wabash National
4.500%, 10/15/2028 (A)	185	187
Welbilt
9.500%, 02/15/2024	190	192
WESCO Distribution
7.250%, 06/15/2028 (A)	411	451
7.125%, 06/15/2025 (A)	356	377
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	1,263
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	64
9.000%, 11/15/2026 (A)	614	583

		113,103

Information Technology — 4.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	411
Ahead DB Holdings
6.625%, 05/01/2028 (A)	1,862	1,848
Alliance Data Systems
4.750%, 12/15/2024 (A)	840	857
AMS
7.000%, 07/31/2025 (A)	1,617	1,715
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,697
4.250%, 06/01/2028 (A)	213	213
Austin BidCo
7.125%, 12/15/2028 (A)	1,327	1,370
Avaya
6.125%, 09/15/2028 (A)	3,077	3,262
Black Knight InfoServ
3.625%, 09/01/2028 (A)	236	236
Castle US Holding
9.500%, 02/15/2028 (A)	1,205	1,256
CDK Global
5.250%, 05/15/2029 (A)	190	201

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	$184	$187
3.875%, 07/01/2028 (A)	680	683
CommScope
8.250%, 03/01/2027 (A)	5,368	5,517
7.125%, 07/01/2028 (A)	1,290	1,267
6.000%, 03/01/2026 (A)	600	618
4.750%, 09/01/2029 (A)	304	302
CommScope Technologies
6.000%, 06/15/2025 (A)	1,981	1,981
5.000%, 03/15/2027 (A)	195	182
Conduent Business Services
6.000%, 11/01/2029 (A)	310	306
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	570	596
Diebold Nixdorf
9.375%, 07/15/2025 (A)	694	747
Elastic
4.125%, 07/15/2029 (A)	1,147	1,135
Entegris
4.375%, 04/15/2028 (A)	867	891
3.625%, 05/01/2029 (A)	146	146
Gartner
4.500%, 07/01/2028 (A)	70	73
3.750%, 10/01/2030 (A)	47	48
3.625%, 06/15/2029 (A)	129	130
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,868	1,931
3.500%, 03/01/2029 (A)	1,837	1,823
II-VI
5.000%, 12/15/2029 (A)	1,714	1,750
Imola Merger
4.750%, 05/15/2029 (A)	691	709
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)	1,745	1,797
NCR
6.125%, 09/01/2029 (A)	450	481
5.750%, 09/01/2027 (A)	455	475
5.125%, 04/15/2029 (A)	203	210
5.000%, 10/01/2028 (A)	147	151
Northwest Fiber
4.750%, 04/30/2027 (A)	2,100	2,079
Nuance Communications
5.625%, 12/15/2026	113	117
ON Semiconductor
3.875%, 09/01/2028 (A)	471	483
Open Text Holdings
4.125%, 02/15/2030 (A)	1,885	1,942
Paysafe Finance
4.000%, 06/15/2029 (A)	2,502	2,321
Plantronics
4.750%, 03/01/2029 (A)	164	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Presidio Holdings
4.875%, 02/01/2027 (A)	$260	$268
PTC
4.000%, 02/15/2028 (A)	1,438	1,463
Science Applications International
4.875%, 04/01/2028 (A)	2,087	2,139
Seagate HDD Cayman
5.750%, 12/01/2034	1,648	1,899
3.375%, 07/15/2031	1,556	1,514
Sprint
7.875%, 09/15/2023	1,196	1,317
7.625%, 02/15/2025	4,366	5,021
Sprint Capital
8.750%, 03/15/2032	1,403	2,105
SS&C Technologies
5.500%, 09/30/2027 (A)	498	520
Switch
4.125%, 06/15/2029 (A)	88	90
3.750%, 09/15/2028 (A)	58	58
Synaptics
4.000%, 06/15/2029 (A)	1,503	1,526
Twilio
3.875%, 03/15/2031	385	389
3.625%, 03/15/2029	385	388
Veritas US
7.500%, 09/01/2025 (A)	3,280	3,395
Viasat
6.500%, 07/15/2028 (A)	3,050	3,058
5.625%, 09/15/2025 (A)	1,548	1,556
Xerox Holdings
5.500%, 08/15/2028 (A)	278	293
5.000%, 08/15/2025 (A)	278	295

		71,594

Materials — 7.2%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	200	214
Allegheny Technologies
5.875%, 12/01/2027	999	1,041
5.125%, 10/01/2031	80	81
4.875%, 10/01/2029	105	105
Arconic
6.125%, 02/15/2028 (A)	729	776
6.000%, 05/15/2025 (A)	228	238
ARD Finance
6.500%, 06/30/2027 (A)	1,750	1,802
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,280	1,322
5.250%, 08/15/2027 (A)	655	659
4.125%, 08/15/2026 (A)	993	1,015
Ashland
6.875%, 05/15/2043	851	1,098

14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems
4.750%, 06/15/2027 (A)	$394	$411
3.375%, 02/15/2029 (A)	205	198
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,170	4,337
Big River Steel
6.625%, 01/31/2029 (A)	208	225
BWAY Holding
7.250%, 04/15/2025 (A)	4,490	4,501
Carpenter Technology
6.375%, 07/15/2028	184	196
CEMEX Materials
7.700%, 07/21/2025 (A)	1,630	1,826
Chemours
5.750%, 11/15/2028 (A)	1,475	1,543
4.625%, 11/15/2029 (A)	2,120	2,104
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	139	144
4.625%, 03/01/2029 (A)	193	197
Constellium
5.875%, 02/15/2026 (A)	809	820
5.625%, 06/15/2028 (A)	495	521
3.750%, 04/15/2029 (A)	1,259	1,239
Cornerstone Chemical
6.750%, 08/15/2024 (A)	6,730	6,023
Crown Americas
4.750%, 02/01/2026	835	856
4.250%, 09/30/2026	1,827	1,950
CVR Partners
6.125%, 06/15/2028 (A)	2,509	2,647
Domtar
6.750%, 10/01/2028 (A)	2,165	2,222
Eldorado
6.250%, 09/01/2029 (A)	793	806
Element Solutions
3.875%, 09/01/2028 (A)	287	288
EverArc Escrow Sarl
5.000%, 10/30/2029 (A)	861	862
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,350	1,389
6.875%, 03/01/2026 (A)	1,941	2,016
6.500%, 03/01/2024 (A)	1,189	1,204
Forterra Finance
6.500%, 07/15/2025 (A)	185	196
Freeport-McMoRan
5.450%, 03/15/2043	2,690	3,382
5.400%, 11/14/2034	851	1,036
4.625%, 08/01/2030	911	977
4.375%, 08/01/2028	696	730
4.125%, 03/01/2028	334	347
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Glatfelter
4.750%, 11/15/2029 (A)	$154	$159
Graham Packaging
7.125%, 08/15/2028 (A)	185	192
Greif
6.500%, 03/01/2027 (A)	345	358
Hecla Mining
7.250%, 02/15/2028	620	664
Hexion
7.875%, 07/15/2027 (A)	305	322
IAMGOLD
5.750%, 10/15/2028 (A)	1,860	1,827
Innophos Holdings
9.375%, 02/15/2028 (A)	1,790	1,942
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	304
6.750%, 07/15/2026 (A)	390	402
LSB Industries
6.250%, 10/15/2028 (A)	1,440	1,498
Mineral Resources
8.125%, 05/01/2027 (A)	2,205	2,377
Mountain Province Diamonds
8.000%, 12/15/2022 (A)(E)	2,470	2,279
New Enterprise Stone & Lime
5.250%, 07/15/2028 (A)	385	390
New Gold
7.500%, 07/15/2027 (A)	615	653
6.375%, 05/15/2025 (A)	199	204
NMG Holding
7.125%, 04/01/2026 (A)(E)	4,305	4,569
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(E)	2,115	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	628
5.000%, 05/01/2025 (A)	889	932
4.875%, 06/01/2024 (A)	300	310
4.250%, 05/15/2029 (A)	213	214
Novelis
4.750%, 01/30/2030 (A)	270	284
3.875%, 08/15/2031 (A)	84	84
3.250%, 11/15/2026 (A)	166	167
OCI
4.625%, 10/15/2025 (A)	478	496
OI European Group BV
4.750%, 02/15/2030 (A)	1,265	1,282
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	367	387
6.375%, 08/15/2025 (A)	600	647
5.875%, 08/15/2023 (A)	679	711
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	1,215	1,206
4.000%, 10/15/2027 (A)	2,260	2,198

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Polar US Borrower
6.750%, 05/15/2026 (A)	$2,966	$2,914
Rain CII Carbon
7.250%, 04/01/2025 (A)	4,200	4,294
Reichhold Industries
9.000%cash/11.000% PIK, 05/08/2017 (A)(B)(D)	859	–
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	6,256	5,849
4.875%, 05/01/2028 (A)	1,347	1,293
Scotts Miracle-Gro
4.500%, 10/15/2029	84	88
4.375%, 02/01/2032 (A)	212	212
4.000%, 04/01/2031 (A)	165	163
Summit Materials
5.250%, 01/15/2029 (A)	219	229
Tacora Resources
8.250%, 05/15/2026 (A)	980	978
Taseko Mines
7.000%, 02/15/2026 (A)	2,379	2,474
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,410	1,473
TriMas
4.125%, 04/15/2029 (A)	239	240
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	468
5.125%, 04/01/2029 (A)	156	159
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	200	211
5.500%, 08/15/2026 (A)	599	623
Tronox
6.500%, 05/01/2025 (A)	507	536
4.625%, 03/15/2029 (A)	2,085	2,082
Unifrax Escrow Issuer
7.500%, 09/30/2029 (A)	846	854
5.250%, 09/30/2028 (A)	2,396	2,422
United States Steel
6.875%, 03/01/2029	808	870
Venator Finance Sarl
9.500%, 07/01/2025 (A)	871	949
5.750%, 07/15/2025 (A)	4,068	3,905
WR Grace Holdings
5.625%, 08/15/2029 (A)	103	105
4.875%, 06/15/2027 (A)	190	195

		115,405

Real Estate — 1.6%
Brookfield Property
5.750%, 05/15/2026 (A)	3,246	3,360
Diversified Healthcare Trust
9.750%, 06/15/2025	2,080	2,250
4.375%, 03/01/2031	645	619

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iron Mountain
5.250%, 03/15/2028 (A)	$756	$786
5.250%, 07/15/2030 (A)	765	806
5.000%, 07/15/2028 (A)	255	262
4.875%, 09/15/2027 (A)	1,667	1,729
4.875%, 09/15/2029 (A)	1,500	1,552
4.500%, 02/15/2031 (A)	268	271
Kennedy-Wilson
5.000%, 03/01/2031	94	97
4.750%, 03/01/2029	95	97
Lamar Media
4.000%, 02/15/2030	565	573
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	204	231
5.625%, 05/01/2024	185	198
4.625%, 06/15/2025 (A)	261	278
4.500%, 09/01/2026	125	134
4.500%, 01/15/2028	95	103
3.875%, 02/15/2029 (A)	227	238
Outfront Media Capital
4.250%, 01/15/2029 (A)	1,980	1,984
RHP Hotel Properties
4.750%, 10/15/2027	618	630
4.500%, 02/15/2029 (A)	214	214
SBA Communications
3.125%, 02/01/2029 (A)	1,320	1,267
Service Properties Trust
4.950%, 02/15/2027	2,845	2,760
3.950%, 01/15/2028	1,961	1,795
Uniti Group
7.875%, 02/15/2025 (A)	813	849
VICI Properties
4.625%, 12/01/2029 (A)	448	477
4.250%, 12/01/2026 (A)	429	447
4.125%, 08/15/2030 (A)	711	752
3.750%, 02/15/2027 (A)	580	599

		25,358

Utilities — 1.7%
Calpine
5.000%, 02/01/2031 (A)	175	175
4.625%, 02/01/2029 (A)	140	138
4.500%, 02/15/2028 (A)	2,881	2,989
3.750%, 03/01/2031 (A)	2,022	1,949
FirstEnergy
4.400%, 07/15/2027	1,538	1,657
NRG Energy
6.625%, 01/15/2027	339	352
5.250%, 06/15/2029 (A)	335	359
3.875%, 02/15/2032 (A)	1,011	991
3.625%, 02/15/2031 (A)	3,164	3,085

16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 02/15/2029 (A)	$115	$113
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,721
PG&E
5.250%, 07/01/2030	1,974	2,070
5.000%, 07/01/2028	284	299
Pike
5.500%, 09/01/2028 (A)	192	192
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,995	1,990
Talen Energy Supply
10.500%, 01/15/2026 (A)	735	316
7.625%, 06/01/2028 (A)	5	4
7.250%, 05/15/2027 (A)	385	341
6.625%, 01/15/2028 (A)	1,090	956
6.500%, 06/01/2025	600	239
Vistra
7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(C)	2,209	2,237
Vistra Operations
5.625%, 02/15/2027 (A)	457	471
5.000%, 07/31/2027 (A)	2,526	2,622
4.375%, 05/01/2029 (A)	1,461	1,463
4.300%, 07/15/2029 (A)	808	864

		27,593

Total Corporate Obligations
(Cost $1,164,111) ($ Thousands)		1,172,420

LOAN PARTICIPATIONS — 10.6%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.604%, VAR LIBOR + 5.500%, 03/04/2027	176	173
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/20/2028	3,059	3,164
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 05/17/2028	334	329
Adient US LLC, Term B-1 Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 04/10/2028	282	282
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024 (G)	1,406	1,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
4.500%, 01/18/2027	$2	$2
4.500%, 01/18/2027	2	2
AI Convoy (Luxembourg) S.a r.l., Facility B1 (USD), 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/18/2027	845	845
Alchemy US Holdco 1 LLC, Initial Term Loan, 1st Lien
5.604%, 10/10/2025	248	247
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.604%, 10/10/2025	248	247
5.604%, VAR LIBOR + 5.500%, 10/10/2025	488	487
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 12/31/2023	1,896	1,806
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (D)(G)	854	867
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/03/2028	384	382
AOC/Aliancys, Inc., Term Loan, 1st Lien
4.250%, 09/30/2028	981	979
AP Core Holdings II LLC, Term B1 Loan, 1st Lien
6.250%, 09/01/2027 (H)	1,098	1,097
AP Core Holdings II LLC, Term B2 Loan, 1st Lien
6.250%, 09/01/2027 (H)	1,098	1,099
AP Gaming I, LLC, Incremental Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 02/15/2024	718	713
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/11/2028 (D)	754	748
Arctic Canadian Diamond Company Ltd., Term Loan A-2, 1st Lien
6.000%, 12/31/2024 (D)	161	160
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (D)	1,058	1,059
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
8.500%, 11/24/2028 (G)	1,060	1,062

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ASP Unifrax Holdings, Inc., Term Loan B, 1st Lien
3.974%, 12/12/2025 (H)	$640	$630
Autokiniton, Term Loan B, 1st Lien
5.000%, 04/06/2028 (G)	1,058	1,059
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 06/02/2025	378	376
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
7.125%, 06/15/2026	1,412	1,400
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (E)	391	383
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (E)	1,626	1,594
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024	1,127	866
BWay Holding Company , Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/03/2024	1,234	1,216
Byju's Cov-Lite, Term Loan, 1st Lien
6.250%, 11/05/2026 (H)	3,592	3,627
Carecentrix 4/18 Cov-Lite, Term Loan, 1st Lien
4.724%, 04/03/2025 (G)	753	748
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.750%, 05/08/2023 (G)	1,366	1,368
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.500%, 08/08/2023 (G)	2,477	2,403
CBAC Borrower, LLC, Term Loan B, 1st Lien
4.104%, 07/08/2024 (G)	1,486	1,464
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 12/17/2027	167	167
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/23/2026	2,230	2,188
Cincinnati Bell Inc., Term B-2 Loan, 1st Lien
3.750%, 11/17/2028	105	105
Claire's Stores, Inc., Initial Term Loan, 1st Lien
6.604%, VAR LIBOR + 6.500%, 12/18/2026	1,122	1,114
Clarios Global, Term Loan 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/30/2026	592	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/08/2027	$767	$767
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR + 5.000%, 01/04/2026	2,760	2,698
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.002%, VAR LIBOR + 7.250%, 12/01/2028	891	895
DexKo Global Inc., Term B Loan, 1st Lien
4.250%, 09/22/2028	325	324
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	4,251	4,252
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
8.500%, 07/02/2024 (D)	605	590
DMT Solutions Global Corporation, Term Loan
8.500%, 07/02/2024	593	579
E.W. Scripps Company, The, Tranche B-3 Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 01/07/2028	518	517
East Valley Tourist Development Authority , Term Loan, 1st Lien
8.500%, VAR LIBOR + 8.000%, 03/07/2022 (D)	2,823	2,815
Emerald Expositions Holding Inc., Initial Term Loan, 1st Lien
2.604%, 05/22/2024	978	936
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (G)	754	732
Enterprise Development Authority, Term Loan B, 1st Lien
5.000%, 02/28/2028 (D)(G)	2,748	2,742
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 10/10/2025 (H)	7,572	6,071
Epic Crude Services, LP, Term Loan, 1st Lien
5.180%, VAR LIBOR + 5.000%, 03/02/2026	1,699	1,317
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027 (H)	5,494	4,623

18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 02/04/2027	$2,370	$2,376
First Student Bidco Inc, Initial Term B Loan, 1st Lien
3.500%, 07/21/2028 (H)	245	244
First Student Bidco Inc, Initial Term C Loan, 1st Lien
3.500%, 07/21/2028 (H)	90	90
Foresight Energy Operating, LLC, Tranche A Term Loan, 1st Lien
9.500%, VAR LIBOR + 8.000%, 06/30/2027 (D)	226	226
Freeport LNG investments, LLLP, Initial Term B Loan, 1st Lien
4.000%, 11/17/2028	1,560	1,544
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
3.250%, 03/31/2027 (G)	409	408
Geon Performance Solutions LLC, Initial Term Loan, 1st Lien
5.500%, 08/18/2028	464	467
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 03/14/2025 (H)	446	444
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 01/29/2026	3,430	3,435
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.000%, 08/04/2027	347	346
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	283	283
Gulf Finance, LLC, Term Loan, 1st Lien
7.750%, VAR LIBOR + 6.750%, 08/25/2026 (H)	2,017	1,879
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/16/2024	306	299
Hoffmaster Group, Term Loan B, 1st Lien
5.000%, 11/21/2023 (G)	501	465

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 05/01/2026	$426	$422
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, 12/15/2027	228	228
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 12/01/2027	1,517	1,518
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	300	298
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/23/2023 (B)(D)	2,253	2
Journey Personal Care Corp., Initial Term Loan, 1st Lien
5.000%, 03/01/2028 (G)	2,025	2,022
Jump Financial LLC, Term Loan, 1st Lien
4.000%, 08/07/2028	2,460	2,441
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (D)(G)	66	—
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR + 6.250%, 04/21/2027	2,175	2,126
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, 10/20/2028 (H)	287	286
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.130%, 10/01/2024 (G)	5,659	5,520
Madison IAQ, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/21/2028	250	250
Magnite Inc., Initial Term Loan, 1st Lien
5.750%, 04/28/2028 (G)	636	632
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, VAR LIBOR + 8.125%, 02/16/2022	5,207	5,031
Mavenir Systems Inc., Initial Term Loan, 1st Lien
5.250%, 08/18/2028	1,095	1,092
MED ParentCo LP, Initial Term Loan, 1st Lien
4.354%, 08/31/2026	642	640

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, 09/13/2024	$632	$633
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/2027	937	987
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 06/13/2024	380	378
MLN US HoldCo, LLC, Term B Loan, 1st Lien
4.603%, VAR LIBOR + 4.500%, 11/30/2025	651	627
Monitronics International Inc, Term Loan, 1st Lien
7.750%, VAR LIBOR + 6.500%, 03/29/2024	217	202
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
7.750%, 10/22/2028	1,485	1,440
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 09/30/2028 (D)(H)	1,157	1,157
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.750%, 09/01/2028	801	781
Navitas Midstream Midland Basin, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.500%, 12/13/2024	1,109	1,105
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
6.750%, VAR LIBOR + 6.250%, 11/01/2029	667	666
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.102%, VAR LIBOR + 2.750%, 10/01/2025	424	422
OLA Netherlands B.V., Initial Term Loan
7.000%, 12/03/2026	2,274	2,285
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 02/01/2024	1,538	1,520
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
4.500%, 07/31/2028	1,905	1,907
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/24/2028	29	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pactiv Evergreen Inc., Tranche B3 US Term Loan, 1st Lien
4.000%, 09/17/2028	$83	$83
Padagis LLC, Term B Loan, 1st Lien
5.250%, 07/06/2028	728	724
Parexel International, Term Loan, 1st Lien
4.000%, 08/11/2028	256	256
Park River Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 12/28/2027 (G)	127	126
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/2028	348	347
Plantronics Inc., Initial Term Loan B, 1st Lien
2.604%, 07/02/2025 (G)	205	200
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.129%, 07/31/2025 (G)	4,428	4,291
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
8.224%, 03/19/2024 (G)	400	315
8.214%, 03/19/2024 (H)	709	558
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 09/07/2023 (B)(D)(H)	4,939	2,865
S&S Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028 (G)	901	900
Sabre GLBL Inc., 2021 Other Term B2 Loan, 1st Lien
4.000%, 12/17/2027	190	187
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
8.500%, 08/10/2023 (G)	382	356
Shutterfly, Term Loan, 1st Lien
5.750%, 09/25/2026	190	188
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (D)(G)	1,288	1,272
Skillsoft Finance II Inc., Initial Term Loan, 1st Lien
5.500%, 07/14/2028	187	187
Solenis Holdings LLC, Term B Loan, 1st Lien
4.250%, 09/21/2028	157	156
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (G)	1,651	1,644

20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SP PF Buyer, LLC, Closing Date Term Loan, 1st Lien
4.604%, VAR LIBOR + 4.500%, 12/22/2025	$1,502	$1,454
Springs Window Fashions LLC, Tranche B Term Loan, 1st Lien
4.750%, 09/17/2028	1,505	1,490
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.132%, VAR LIBOR + 5.000%, 04/16/2026	3,744	3,612
Summer (BC) Bidco B LLC, Additional Facility Term B2 Loan, 1st Lien
5.250%, 12/04/2026	90	90
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, VAR LIBOR + 3.750%, 10/01/2026	784	786
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, VAR LIBOR + 9.000%, 03/11/2024	1,125	1,112
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR + 5.000%, 03/09/2023	6,322	6,277
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 2.750%, 02/06/2024	3,463	3,301
Tecta America Corp., Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 04/10/2028	903	902
Thryv Inc., Initial Term Loan, 1st Lien
9.500%, 03/01/2026 (G)	1,027	1,041
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.000%, 03/28/2025	1,061	1,043
TK Elevator Midco GmbH, Facility Term B1 Loan, 1st Lien
4.000%, 07/30/2027	275	275
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
4.500%, 01/31/2025 (G)	1,021	752
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, 02/28/2025 (H)	443	455
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.132%, VAR LIBOR + 5.000%, 05/29/2026 (H)	966	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Traverse Midstream Partners, LLC, Advance, 1st Lien
5.250%, VAR LIBOR + 4.250%, 09/27/2024	$506	$502
Triton Water Holdings, Inc., Initial Term Loan
0.069%, 03/31/2028	18	18
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/2028	1,286	1,271
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (G)	1,921	1,921
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR + 5.000%, 06/26/2026	481	466
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
5.750%, VAR LIBOR + 5.250%, 05/03/2027 (H)	532	533
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.178%, VAR LIBOR + 4.000%, 08/20/2025	1,519	1,491
Vertiv Group Corporation, Term Loan, 1st Lien
2.844%, 03/02/2027 (G)	148	147
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028 (H)	1,039	1,035
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/19/2027	440	439
Wilsonart, LLC, Tranche E Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/31/2026	2,145	2,142
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.354%, 03/01/2026 (G)	646	639
Woodford Express, LLC, Initial Term Loan, 1st Lien
6.000%, 01/27/2025	2,205	2,181

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 03/09/2027 (H)	$227	$224

Total Loan Participations
(Cost $168,636) ($ Thousands)		168,525

ASSET-BACKED SECURITIES — 9.9%
Other Asset-Backed Securities — 9.9%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(I)
0.735%, VAR ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)	587	21
Ares CLO XXXIV, Ser 2020-2A, Cl FR
8.722%, VAR ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(D)	1,446	1,330
B&M CLO, Ser 2014-1A, Cl E
5.872%, VAR ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(D)	2,546	1,839
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028(A)(D)(F)	4,490	718
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030(A)(D)(F)	3,390	2,170
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035(A)(D)(F)	4,450	4,066
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034(A)(D)(F)	5,857	4,803
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031(A)(D)(F)	4,663	3,375
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032(D)(F)	3,427	2,605
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032(A)(D)(F)	2,128	1,947
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034(D)(F)	4,839	4,422
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029(A)(D)(F)	2,531	683
Benefit Street Partners CLO IV
0.000%, 07/20/2026*(A)(D)(F)	7	3,195
Benefit Street Partners CLO IX
0.000%, 07/20/2025(A)(D)(F)	2,293	1,476
Benefit Street Partners CLO V
0.000%, 10/20/2026(A)(D)(F)	6,387	–
Benefit Street Partners CLO V-B
0.000%, 04/20/2031(D)(F)	10,259	5,365
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029(A)(D)(F)	7,502	4,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027(D)(F)	$6,715	$101
Benefit Street Partners CLO VIII
0.000%, 01/20/2028(A)(D)(F)	6,720	3,427
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034(A)(D)(F)	7,631	4,350
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031(A)(D)(F)	3,809	2,626
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034(A)(D)(F)	3,486	2,783
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034(A)(D)(F)	2,261	2,214
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034(D)(F)	5,130	4,135
Blue Ridge CLO II, Ser 2014-2A, Cl D
4.922%, VAR ICE LIBOR USD 3 Month + 4.800%, 07/18/2026 (A)(B)(D)	2,309	1,928
Blue Ridge CLO II, Ser 2014-2A, Cl E
5.922%, VAR ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)	2,761	307
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026(A)(D)(F)	2,725	1,253
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030(A)(D)(F)	3,139	1,507
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
6.174%, VAR ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(D)	2,352	2,315
Great Lakes CLO, Ser 2015-1A, Cl ER
7.482%, VAR ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(D)	3,253	3,100
Great Lakes CLO, Ser 2015-1A, Cl FR
10.122%, VAR ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(D)	1,198	1,082
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030(A)(D)(F)	4,519	2,734
Great Lakes CLO, Ser 2017-1A, Cl ER
7.624%, VAR ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(D)	3,321	3,227
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029(A)(D)(F)	2,484	1,664
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029(A)(D)(F)	651	613

22

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.192%, VAR ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(D)	$1,559	$1,503
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030(A)(D)(F)	1,169	715
LCM CLO, Ser 31A
0.000%, 01/20/2032(D)(F)	1,115	926
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030(A)(D)(F)	3,797	2,696
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
5.974%, VAR ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(D)	2,499	2,437
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027(A)(D)(F)	3,640	2,040
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034(D)(F)	2,534	2,164
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032(D)(F)	3,294	2,825
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033(A)(D)(F)	1,095	855
Neuberger Berman Loan Advisers CLO XXXVIII
0.000%, 10/20/2032(D)(F)	3,438	2,953
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(G)	14	11
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
7.332%, VAR ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(D)	3,890	3,694
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030(A)(D)(F)	7,983	4,269
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030(A)(D)(F)	1,655	1,010
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034(A)(D)(F)	1,224	1,297
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034(D)(F)	4,413	3,807
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028(D)(F)	6,388	2,811
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034(A)(D)(F)	1,999	1,459
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029(D)(F)	9,085	7,449
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034(A)(D)(F)	4,194	2,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031(A)(D)(F)	$2,978	$2,057
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032(A)(D)(F)	3,528	2,611
TCW CLO, Ser 2020-1
0.000%, 04/20/2028(D)(F)	5,352	3,853
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029(A)(D)(F)	2,030	903
Venture CLO XXVI, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029(A)(D)(F)	1,609	660
Venture CLO XXVIII, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030(A)(D)(F)	3,228	1,775
Venture CLO XXXV, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031(A)(D)(F)	11,892	5,708
Voya CLO, Ser 2020-2
0.000%, 07/19/2034(D)(F)	4,915	4,835
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033(D)(F)	6,577	5,533

Total Asset-Backed Securities
(Cost $101,966) ($ Thousands)		157,433

	Shares
COMMON STOCK — 2.0%
21st Century Oncology Private Company *(D)	15,311	154
Aquity Holdings Inc *(D)	85,745	965
Arctic Canadian Diamond Company Ltd. *(D)	1,054	—
Aspect Software, Cl CR1 *(D)	27,500	—
Aspect Software, Cl CR2 *(D)	11,134	—
Battalion Oil Corp *	418	4
Berry Corp	331,646	2,793
Cenveo Corporation *(D)	84,157	603
CHC Group *	399	—
Chesapeake Energy Corp	934	60
Civitas Resources	33,962	1,663
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	670
Copper Property Pass-Through Certificates *(D)(E)	147,922	3,402
EP Energy Corp *	15,235	1,325
Frontier Communications Parent Inc *	14,809	437
Guitar Center *(D)	13,905	2,416
Gulfport Energy Operating Corp *	8,256	595
Gymboree Holding Corp *(D)(E)	40,312	—
Hexion Holdings Corp, Cl B *(E)	100,575	2,857
iHeartMedia Inc *	37,193	782
Knight Energy Services *(D)(J)	1,764	—
Magnachip Semiconductor Corp *	22,871	479
Medical Card Systems *(D)	284,758	136
Monitronics International Inc *(D)(K)	211,006	2,278
MYT Holding LLC *(D)	274,755	1,133

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neiman Marcus Group *(D)	5,934	$872
Neiman Marcus Group *(D)(E)	620	91
Nine West FKA Premier Brands *(D)	92,548	67
Noble Corp *	15,164	372
Oasis Petroleum Inc	8,448	1,064
Parker Drilling Co *(D)(E)(K)	79,089	356
Penney Borrower LLC *	19,723	242
Quad/Graphics Inc *	54	—
Reichhold Industries *(D)	1,427	2,757
Rue 21 *	1,835	771
SandRidge Energy Inc *	8,295	87
Titan Energy LLC *(D)	22,243	—
Valaris Ltd *	22,905	825
VICI Properties Inc ‡	52,784	1,590
Whiting Petroleum Corp *	4,453	288
Windstream Services *	10,897	182

Total Common Stock
(Cost $26,524) ($ Thousands)		32,316

PREFERRED STOCK — 0.4%
Boardriders Inc., 0.000% *(D)(E)(F)	215,931	264
Bowlero, 0.000% *(D)(F)	1,110	1,110
Claire's Stores, 0.000% *(D)(E)(F)	777	944
Crestwood Equity Partners, 9.250% (C)(L)	113,214	1,114
FHLMC, 0.000% *(C)(F)	16,903	62
FNMA, 0.000% *(C)(F)	24,650	90
Foresight, 0.000% *(D)(E)(F)	32,601	424
Guitar Center, 0.000% *(D)(F)	365	36
Gulfport Energy, 0.000% *(D)(F)	26	134
Ladenburg Thalmann Financial Services, 6.500% *	64,888	1,113
MPLX, 8.462% *(C)(D)(K)	23,039	806
MYT Holding LLC, 10.000%	325,766	350
ViacomCBS, 5.750% *	11,480	577

Total Preferred Stock
(Cost $6,879) ($ Thousands)		7,024

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.4%
Air Canada CV to 65.134
4.000% , 07/01/2025	$260	343
Chesapeake Energy CV to 116.7134
5.500% , 12/31/2049	100	1
DISH Network CV to 15.343
3.375% , 08/15/2026	465	440
Golar LNG CV to 26.9925
2.750% , 02/15/2022	556	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Latin America CV to 48.4315
2.000% , 07/15/2024	$1,145	$1,125
Liberty Media CV to 16.776
3.750% , 02/15/2030	2,640	2,007
Liberty Media CV to 22.947
4.000% , 11/15/2029	488	366
Pebblebrook Hotel Trust CV to 39.2549
1.750% , 12/15/2026	715	787
Twitter CV to 7.6905
0.897% , 03/15/2026(A)(M)	765	685

Total Convertible Bonds
(Cost $5,854) ($ Thousands)		6,309

	Number of Warrants
WARRANTS — 0.1%
Carestream Health Inc.
Strike Price $– *‡‡(D)	47	–
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $27.63 *	1,516	61
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $32.13 *	1,684	60
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $36.18 *	1,763	57
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(D)	3,680	292
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(D)	3,681	180
Neiman Marcus Group
Strike Price *‡‡(D)	3,938	77
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	22,660	240
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $41.34 *	7,165	–
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $42.03 *	3,017	–
Windstream
Strike Price $– *‡‡(D)	104	2
Windstream Services
Strike Price $– *‡‡	12,184	232

Total Warrants
(Cost $578) ($ Thousands)		1,201

24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.020% **†(N)	1,141	$1

Total Affiliated Partnership
(Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	27,158,850	27,159

Total Cash Equivalent
(Cost $27,159) ($ Thousands)		27,159

Total Investments in Securities — 98.7%
(Cost $1,501,708) ($ Thousands)		$1,572,388

Percentages are based on Net Assets of $1,592,544 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $1,033,640 ($ Thousands), representing 64.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Perpetual security with no stated maturity date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of December 31, 2021 was $17,740 ($ Thousands) and represented 1.1% of the Net Assets of the Fund.
(F)	No interest rate available.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(J)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(K)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $3,427 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(L)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $1,114 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(M)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(N)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2021 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
CV — Convertible Security
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PIK — Payment-in-Kind
REIT — Real Estate investment Trust
Ser — Series
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	1,171,804	616	1,172,420
Loan Participations	–	154,022	14,503	168,525
Asset-Backed Securities	–	–	157,433	157,433
Common Stock	12,662	4,424	15,230	32,316
Preferred Stock	2,131	1,175	3,718	7,024
Convertible Bonds	–	6,309	–	6,309
Warrants	57	593	551	1,201
Affiliated Partnership	–	1	–	1
Cash Equivalent	27,159	–	–	27,159
Total Investments in Securities	42,009	1,338,328	192,051	1,572,388

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

High Yield Bond Fund (Concluded)

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2021	$3,147	$18,534	$163,469	$16,305	$2,647	$548
Accrued discounts/premiums	(144)	3	11	—	—	—
Realized gain/(loss)	—	3	1,792	2,214	60	—
Change in unrealized appreciation/(depreciation)	182	(202)	3,001	(895)	(65)	47
Purchases	—	329	92	—	1,156	—
Sales	—	(4,164)	(10,932)	(2,394)	(80)	(44)
Net transfer into Level 3	—	—	—	—	—	—
Net transfer out of Level 3	(2,569)	—	—	—	—	—
Ending Balance as of December 31, 2021(1)	$616	$14,503	$157,433	$15,230	$3,718	$551
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$182	$(202)	$3,001	$(895)	$(65)	$47

(1) Of the $192,051 ($ Thousands) in Level 3 securities as of December 31, 2021, $14,547 ($ Thousands) or 0.9% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$1	$—	$—	$—	$—	$1	1,141	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	72,412	126,547	(171,800)	—	—	27,159	27,158,850	1	—
Totals	$72,413	$126,547	$(171,800)	$—	$—	$27,160		$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

26

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 61.7%
Banks — 2.1%
HSBC Bank
0.310%, 01/07/2022 (A)	$2,000	$2,000
0.270%, 02/02/2022 (A)	1,500	1,500
UBS
0.251%, 07/12/2022 (A)	1,000	998
0.228%, 06/17/2022	1,500	1,500
		5,998
Communications — 1.8%
AT&T
0.230%, 01/10/2022 (A)	2,600	2,600
Bell Canada
0.280%, 01/19/2022 (A)	2,600	2,600
		5,200
Consumer Discretionary — 1.2%
American Honda Finance
0.220%, 01/11/2022 (A)	1,000	1,000
Hyundai Capital America
0.250%, 01/13/2022 (A)	2,500	2,500
		3,500
Consumer Staples — 0.9%
Clorox
0.200%, 01/11/2022 (A)	2,600	2,600

Financials — 48.2%
Antalis
0.250%, 03/08/2022 (A)	3,000	2,999
0.190%, 02/15/2022 (A)	3,000	2,999
0.180%, 02/10/2022 (A)	2,000	1,999
Aon
0.180%, 01/14/2022 (A)	2,500	2,500
ASB Finance
0.185%, 06/21/2022 (A)	2,000	1,997
0.180%, 04/06/2022 (A)	5,000	4,997
0.178%, 03/07/2022 (A)	2,000	1,999
0.164%, 04/20/2022 (A)	2,000	1,999
Atlantic Asset Securitization
0.060%, 01/06/2022 (A)	8,000	8,000
AZN New Zealand Int'l
0.249%, 05/05/2022 (A)	2,000	1,999
Bank of Montreal
0.080%, 01/03/2022 (A)	4,000	4,000
Bayerische Landesbank
0.050%, 01/07/2022 (A)	2,000	2,000
Bedford Row Funding
0.070%, 01/05/2022 (A)	8,000	8,000
Bennington Stark Capital
0.200%, 02/17/2022	1,500	1,500
0.160%, 01/04/2022 (A)	3,000	3,000
BNZ International Funding
0.210%, 01/21/2022 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Brighthouse Financial
0.211%, 04/25/2022 (A)	$500	$499
0.110%, 01/04/2022 (A)	4,000	4,000
Britannia Funding
0.200%, 01/20/2022 (A)	2,000	2,000
0.170%, 02/16/2022 (A)	4,000	3,999
0.150%, 01/06/2022 (A)	5,000	5,000
Caisse d'Amortissement de la Dette Sociale
0.164%, 04/14/2022 (A)	3,000	2,998
Cancara Asset Securitisation
0.158%, 02/01/2022 (A)	5,000	4,999
Chesham Finance VII
0.220%, 01/21/2022 (A)	2,000	2,000
Citigroup Global Markets
0.190%, 06/03/2022 (A)	2,000	1,998
Collateralized Commercial Paper FLEX
0.241%, 08/10/2022 (A)	2,500	2,494
Crown Point Capital
0.340%, 04/25/2022	1,000	1,000
0.320%, 10/07/2022	1,000	1,000
0.301%, 06/01/2022 (A)	1,500	1,497
0.300%, 10/04/2022	2,500	2,496
DBS Bank
0.190%, 02/07/2022 (A)	2,072	2,072
Erste Abwicklungsanstalt
0.140%, 02/15/2022 (A)	2,000	2,000
Goldman Sachs International
0.250%, 09/23/2022 (A)	1,000	997
ING US Funding
0.250%, 04/05/2022 (A)	2,000	1,999
Ionic Capital II Trust
0.178%, 01/20/2022 (A)	1,000	1,000
0.145%, 01/28/2022 (A)	2,500	2,500
LMA Americas
0.200%, 02/01/2022 (A)	2,000	2,000
0.160%, 02/24/2022 (A)	2,000	1,999
Macquarie Bank
0.392%, 01/04/2023	1,500	1,500
National Bank of Canada
0.100%, 01/05/2022 (A)	6,000	6,000
National Securities Clearing
0.110%, 01/03/2022 (A)	3,000	3,000
Nieuw Amsterdam Receivables BV
0.155%, 01/20/2022 (A)	3,000	3,000
Nordea Bank Abp
0.306%, 10/21/2022 (A)	1,000	997
Ridgefield Funding
0.230%, 02/04/2022 (A)	2,000	2,000
0.230%, 02/08/2022 (A)	3,000	2,999
0.200%, 05/02/2022 (A)	2,500	2,498
Skandinaviska Enskilda Banken
0.180%, 05/02/2022 (A)	3,000	2,998

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Starbird Funding
0.298%, 05/04/2022 (A)	$2,000	$1,998
Swedbank NY
0.180%, 02/07/2022 (A)	4,000	4,000
0.175%, 04/20/2022 (A)	2,000	1,999
Washington Morgan Capital
0.500%, 09/01/2022	2,000	1,999
Westpac Banking
0.271%, 10/14/2022 (A)	1,000	997
		138,520
Government — 1.4%
Province of British Columbia Canada
0.150%, 03/08/2022 (A)	4,000	3,999

Materials — 2.8%
Amcor Finance USA
0.280%, 01/14/2022 (A)	2,600	2,600
Great Bear Funding
0.160%, 01/12/2022 (A)	3,000	3,000
Nutrien
0.280%, 01/18/2022 (A)	2,600	2,599
		8,199
Technology — 2.4%
Lime Funding
0.230%, 02/10/2022 (A)	2,000	1,999
0.210%, 01/12/2022 (A)	5,000	5,000
		6,999
Utilities — 0.9%
National Grid North America
0.280%, 01/20/2022 (A)	2,600	2,600

Total Commercial Paper
(Cost $177,626) ($ Thousands)		177,615

CORPORATE OBLIGATIONS — 4.0%
Consumer Discretionary — 2.2%
Jets Stadium Development
0.170%, 04/01/2047 (B)(C)	4,000	4,000
Toyota Motor Credit MTN
0.330%, VAR United States Secured Overnight Financing Rate + 0.280%, 12/14/2022	643	644
0.200%, VAR United States Secured Overnight Financing Rate + 0.150%, 08/15/2022	1,752	1,750

		6,394

Financials — 1.8%
Bank of Montreal
0.200%, VAR United States Secured Overnight Financing Rate + 0.150%, 09/21/2022	2,000	1,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
0.220%, VAR United States Secured Overnight Financing Rate + 0.170%, 07/26/2022	$1,000	$999
Sumitomo Mitsui Banking
0.220%, VAR United States Secured Overnight Financing Rate + 0.170%, 09/14/2022	2,000	1,999

		4,997

Total Corporate Obligations
(Cost $11,395) ($ Thousands)		11,391

U.S. TREASURY OBLIGATION — 1.4%
U.S. Treasury Bill
0.110%, 04/26/2022 (A)	4,043	4,042

Total U.S. Treasury Obligation
(Cost $4,041) ($ Thousands)		4,042

MUNICIPAL BONDS — 0.7%
California — 0.3%
Tender Option Bond Trust Receipts, Ser 2021-XMT0950, RB
Callable 11/01/2031 @ 100
0.120%, 11/01/2035 (B)(C)	1,000	1,000

New York — 0.4%
Metropolitan Transportation Authority, Ser A, RB
Callable 04/15/2022 @ 100
0.777%, 11/15/2022	1,145	1,146

Total Municipal Bonds
(Cost $2,145) ($ Thousands)		2,146

CERTIFICATES OF DEPOSIT — 27.8%
Australia & New Zealand Banking Group
0.228%, 03/09/2022 (B)	1,500	1,500
0.203%, 03/02/2022 (B)	1,000	1,000
Bank of Montreal
0.230%, 06/06/2022	1,500	1,500
0.214%, 02/23/2022	1,000	1,000
0.205%, 05/16/2022	1,500	1,500
0.196%, 08/15/2022	2,000	2,000
Bank of Nova Scotia
0.250%, 06/17/2022	2,000	2,000
0.210%, 06/03/2022	2,000	2,000

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Canadian Imperial Bank of Commerce NY
0.350%, 01/06/2023	$1,000	$1,000
0.238%, 06/07/2022	2,000	2,000
0.234%, 01/14/2022	1,000	1,000
0.180%, 06/08/2022	2,000	2,000
Credit Industriel et Commercial
0.194%, 05/06/2022	2,000	2,000
Credit Suisse NY
0.300%, 06/01/2022	1,500	1,500
0.270%, 04/08/2022	1,500	1,500
Kookmin Bank
0.334%, 02/07/2022	1,000	1,000
Landesbank Baden-Wuerttemberg NY
0.070%, 01/07/2022	9,500	9,500
0.070%, 01/07/2022	3,000	3,000
Lloyds Bank Corporate Markets NY
0.230%, 08/17/2022	1,200	1,200
Mitsubishi UFJ Trust and Banking NY
0.300%, 04/22/2022	3,000	3,000
MUFG Bank NY
0.330%, 11/01/2022	1,500	1,498
0.300%, 10/31/2022	1,000	999
0.230%, 01/28/2022	2,000	2,000
National Australia Bank
0.260%, 03/29/2022 (B)	1,500	1,501
0.170%, 06/16/2022 (B)	1,500	1,500
Natixis NY
0.220%, 08/05/2022	1,750	1,750
Norinchukin Bank
0.210%, 03/14/2022	5,000	5,000
Standard Chartered Bank NY
0.274%, 03/18/2022	4,000	4,001
0.240%, 09/02/2022	1,500	1,500
Sumitomo Mitsui Banking
0.220%, 06/22/2022	1,500	1,500
0.172%, 01/20/2022	1,750	1,750
0.050%, 01/04/2022	3,000	3,000
Toronto-Dominion Bank
0.300%, 10/25/2022	1,500	1,498
UBS
0.350%, 12/08/2022	1,500	1,500
0.290%, 04/05/2022	1,000	1,000
0.250%, 02/08/2022	2,500	2,500
0.217%, 09/22/2022	2,000	1,998
Westpac Banking
0.178%, 02/17/2022 (B)	2,800	2,800
0.155%, 02/04/2022 (B)	1,500	1,500
Total Certificates of Deposit
(Cost $80,000) ($ Thousands)		79,995

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,290	$1

Total Cash Equivalent
(Cost $1) ($ Thousands)		1

	Face Amount (Thousands)
REPURCHASE AGREEMENTS (D)— 4.9%
Bank of America Securities
0.050%, dated 12/31/2021, to be repurchased on 1/3/2022, repurchase price $6,000,008 (collateralized by U.S. Treasury obligations, par value $5,608,900, 2.625%, 2/15/2029; with total market value $6,120,021)	$6,000	6,000
Goldman Sachs & Co
0.050%, dated 12/31/2021, to be repurchased on 1/3/2022, repurchase price $2,000,003 (collateralized by GNMA obligations, ranging in par value $25,000 - $814,348, 2.500% - 4.500%, 12/20/2032 - 7/20/2051; with total market value $2,040,000)	2,000	2,000
TD Securities
0.050%, dated 12/31/2021, to be repurchased on 1/3/2022, repurchase price $6,000,008 (collateralized by U.S. Treasury obligations, par value $5,935,500, 2.500%, 3/31/2023; with total market value $6,120,027)	6,000	6,000

Total Repurchase Agreements
(Cost $14,000) ($ Thousands)		14,000

Total Investments in Securities — 100.5%
(Cost $289,208) ($ Thousands)		$289,190

Percentages are based on Net Assets of $287,691 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $155,920 ($ Thousands), representing 54.2% of the Net Assets of the Fund.

(D)	Tri-Party Repurchase Agreement.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Income Fund (Concluded)

Cl — Class
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
VAR — Variable Rate

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$177,615	$–	$177,615
Corporate Obligations	–	11,391	–	11,391
U.S. Treasury Obligation	–	4,042	–	4,042
Municipal Bonds	–	2,146	–	2,146
Certificates of Deposit	–	79,995	–	79,995
Cash Equivalent	1	–	–	1
Repurchase Agreements	–	14,000	–	14,000
Total Investments in Securities	$1	$289,189	$–	$289,190

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$87	$2,045	$(2,131)	$—	$—	$1	1,290	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 70.5%
Arizona — 1.2%
Arizona State University, Board of Regents, Ser A, RB
Callable 01/07/2022 @ 100
0.050%, 07/01/2034 (A)	$500	$500
Avondale, RB
3.000%, 07/01/2022	270	274
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
Callable 01/07/2022 @ 100
0.100%, 09/01/2035 (A)(B)	1,500	1,500

		2,274

Connecticut — 1.7%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
Callable 01/07/2022 @ 100
0.050%, 11/15/2045 (A)	375	375
Connecticut State, Ser C, GO
Callable 01/07/2022 @ 100
0.090%, 05/15/2034 (A)	2,870	2,870

		3,245

District of Columbia — 2.4%
RBC Municipal Products Trust, Ser 2018-G63, GO
0.090%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
Callable 10/01/2029 @ 100
0.150%, 10/01/2053 (A)(B)(C)	2,650	2,650

		4,650

Florida — 3.5%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
Callable 01/07/2022 @ 100
0.030%, 04/01/2039 (A)	3,800	3,800
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
Callable 01/07/2022 @ 100
0.050%, 04/01/2032 (A)(B)	2,895	2,895

		6,695

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
Callable 01/07/2022 @ 100
0.060%, 01/01/2048 (A)(B)	$2,000	$2,000

Illinois — 6.5%
Aurora, Fox Valley Counseling Center, RB
Callable 01/07/2022 @ 100
0.060%, 05/01/2028 (A)(B)	1,710	1,710
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
Callable 01/07/2022 @ 100
0.080%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
Callable 01/07/2022 @ 100
0.040%, 06/01/2029 (A)(B)	3,500	3,500
Tender Option Bond Trust Receipts, Ser 2015-XF1043, GO
0.100%, 03/01/2033 (A)(B)(C)	4,250	4,250
University of Illinois, Hospital & Health Sciences System, Ser B, RB
Callable 01/07/2022 @ 100
0.050%, 10/01/2026 (A)(B)	1,100	1,100

		12,560

Indiana — 3.8%
Indiana State, Finance Authority, Stadium Project, Ser 2005, RB
Callable 01/07/2022 @ 100
0.070%, 02/01/2035 (A)	2,000	2,000
Indiana State, Housing & Community Development Authority, Ser B-3, RB
Callable 01/07/2022 @ 100
0.010%, 07/01/2047 (A)	1,000	1,000
Indiana State, Housing & Community Development Authority, Ser C-3, RB
Callable 01/07/2022 @ 100
0.010%, 07/01/2047 (A)	4,400	4,400

		7,400

Iowa — 3.6%
Iowa State, Finance Authority, Bio America Project, RB
Callable 01/07/2022 @ 100
0.110%, 12/01/2041 (A)(B)(C)	2,000	2,000
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 02/01/2022 @ 100
0.080%, 09/01/2036 (A)	1,500	1,500

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
Callable 01/07/2022 @ 100
0.080%, 05/01/2023 (A)	$3,000	$3,000
Iowa State, Finance Authority, UnityPoint Health Project, RB
Callable 01/07/2022 @ 100
0.010%, 02/15/2039 (A)(B)	600	600

		7,100

Louisiana — 1.0%
Louisiana State, Offshore Terminal Authority, RB
Callable 02/01/2022 @ 100
0.050%, 09/01/2033 (A)(B)	1,850	1,850

Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
Callable 02/01/2022 @ 100
0.100%, 02/01/2041 (A)	1,070	1,070

Massachusetts — 2.9%
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB
Callable 01/07/2022 @ 100
0.060%, 08/01/2037 (A)	5,605	5,605

Michigan — 1.6%
Central Michigan University, Ser A, RB
Callable 01/07/2022 @ 100
0.050%, 10/01/2032 (A)(B)	1,400	1,400
Michigan State University, Ser A, RB
Callable 01/07/2022 @ 100
0.060%, 02/15/2033 (A)	1,700	1,700

		3,100

Minnesota — 0.3%
Minneapolis, University Gateway Project, RB
0.100%, 12/01/2040 (A)	500	500

Mississippi — 4.1%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
Callable 02/01/2022 @ 100
0.010%, 11/01/2035 (A)	860	860

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
Callable 02/01/2022 @ 100
0.010%, 12/01/2030 (A)	$3,900	$3,900
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 02/01/2022 @ 100
0.010%, 11/01/2035 (A)	3,000	3,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
Callable 02/01/2022 @ 100
0.010%, 11/01/2035 (A)	400	400

		8,160

Missouri — 2.3%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
Callable 01/07/2022 @ 100
0.060%, 04/15/2034 (A)(B)	920	920
RBC Municipal Products Trust, Ser C-16, RB
0.120%, 09/01/2039 (A)(B)(C)	3,500	3,500

		4,420

Nevada — 0.4%
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB
Callable 07/01/2029 @ 100
0.090%, 07/01/2050 (A)(C)	700	700

New Jersey — 6.8%
Deptford, Ser A, GO
1.000%, 07/13/2022	6,100	6,125
Evesham, GO
1.000%, 06/14/2022	4,000	4,014
Park Ridge, GO
1.000%, 04/29/2022	3,257	3,264

		13,403

New York — 7.1%
Kings Point, GO
1.000%, 07/22/2022	2,115	2,124
New York City, Housing Development Corporation, Multi-Family Housing, Ser H, RB
Callable 01/24/2022 @ 100
0.120%, 11/01/2051 (A)	950	950
New York City, Housing Development Corporation, Multi-Family Housing, Ser I, RB
Callable 01/07/2022 @ 100
0.050%, 11/01/2060 (A)	200	200

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 01/07/2022 @ 100
0.010%, 11/01/2029 (A)	$1,100	$1,100
New York State, Housing Finance Agency, Ser A, RB
0.040%, 11/01/2050 (A)(B)	1,000	1,000
Newburgh, GO
1.000%, 05/18/2022	3,370	3,379
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
Callable 01/07/2022 @ 100
0.160%, 08/01/2036 (A)(B)	1,100	1,100
RBC Municipal Products Trust, Ser 2018-G5, GO
0.090%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
Callable 02/15/2027 @ 100
0.100%, 02/15/2042 (A)(C)	2,000	2,000

		13,753

North Carolina — 1.9%
Charlotte, Governmental Facilities Project, RB
Callable 01/07/2022 @ 100
0.050%, 06/01/2033 (A)	1,990	1,990
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
Callable 01/07/2022 @ 100
0.010%, 01/15/2044 (A)(B)	1,025	1,025
North Carolina, Medical Care Commission, Ser A, RB
Callable 01/07/2022 @ 100
0.050%, 10/01/2035 (A)	800	800

		3,815

Ohio — 0.5%
Franklin County, Hospital Facilities Revenue, Sub-Ser R, RB
Callable 01/07/2022 @ 100
0.050%, 12/01/2028 (A)(B)	945	945

Pennsylvania — 3.0%
Butler County, Industrial Development Authority, Ser A-R, RB
Callable 01/07/2022 @ 100
0.140%, 05/01/2034 (A)(B)	1,430	1,430
Emmaus, General Authority Revenue, RB
0.090%, 12/01/2028 (A)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 02/01/2022 @ 100
0.110%, 11/15/2029 (A)	$175	$175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
Callable 01/07/2022 @ 100
0.140%, 12/01/2037 (A)(B)	3,000	3,000
Philadelphia Gas Works, Ser D, RB
Callable 02/01/2022 @ 100
0.050%, 08/01/2031 (A)(B)	600	600
South Central, General Authority, Wellspan Health Highland Groups, RB
Callable 01/07/2022 @ 100
0.090%, 06/01/2037 (A)	500	500

		5,905

South Dakota — 1.5%
South Dakota State, Housing Development Authority, Ser A, RB
Callable 01/07/2022 @ 100
0.060%, 11/01/2062 (A)	2,960	2,960

Tennessee — 0.8%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 02/01/2022 @ 100
0.080%, 06/01/2029 (A)(B)	1,500	1,500

Texas — 8.7%
Houston, Combined Utility System Revenue, RB
Callable 01/07/2022 @ 100
0.050%, 05/15/2034 (A)(B)	1,125	1,125
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
0.120%, 06/15/2027 (A)(C)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
Callable 03/01/2022 @ 100
0.100%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
Callable 02/01/2022 @ 100
0.100%, 12/01/2040 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
Callable 01/07/2022 @ 100
0.050%, 07/01/2047 (A)(B)	1,525	1,525

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Veterans Bonds, GO
Callable 02/01/2022 @ 100
0.110%, 12/01/2047 (A)	$1,930	$1,930
0.070%, 12/01/2046 (A)	1,000	1,000
0.060%, 12/01/2040 (A)	600	600
Texas State, Veterans Bonds, Ser A, GO
0.060%, 06/01/2041 (A)	300	300
Texas State, Veterans Bonds, Ser B, GO
0.060%, 12/01/2042 (A)	2,500	2,500

		16,780

Virginia — 0.9%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
Callable 01/07/2022 @ 100
0.060%, 05/15/2042 (A)	1,835	1,835

Washington — 0.2%
Port Tacoma, Sub-Ser B, RB
Callable 01/07/2022 @ 100
0.050%, 12/01/2044 (A)(B)	300	300

West Virginia — 0.2%
West Virginia, Hospital Finance Authority, West Virginia University, RB
Callable 01/07/2022 @ 100
0.050%, 06/01/2034 (A)(B)	375	375

Wisconsin — 2.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 01/07/2022 @ 100
0.060%, 03/01/2041 (A)	1,845	1,845
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
Callable 01/07/2022 @ 100
0.060%, 05/01/2046 (A)	2,000	2,000

		3,845

Total Municipal Bonds
(Cost $136,746) ($ Thousands)		136,745

TAX-EXEMPT COMMERCIAL PAPER — 29.4%
Brownsville, Utility System
0.160%, 04/14/2022	1,500	1,500
Garland, Water & Sewer
0.160%, 02/16/2022	6,000	6,000
Harris County, Cultural Education Facilities
0.080%, 01/04/2022	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
King County
0.120%, 02/03/2022	$1,000	$1,000
0.110%, 03/08/2022	6,500	6,500
0.090%, 01/11/2022	1,000	1,000
Louisville/Jefferson County
0.110%, 01/20/2022	1,500	1,500
Massachusetts Bay Transportation Authority
0.090%, 02/15/2022	1,500	1,500
Memphis
0.080%, 01/04/2022	1,500	1,500
Michigan State University
0.120%, 02/03/2022	1,260	1,260
0.110%, 01/11/2022	5,500	5,500
Nashville & Davidson County
0.120%, 01/19/2022	1,000	1,000
New York State, Power Authority
0.150%, 04/13/2022	3,885	3,885
0.100%, 01/06/2022	2,000	2,000
North East, Independent School District
0.160%, 03/16/2022	7,500	7,500
Omaha, Public Power District
0.130%, 03/01/2022	1,750	1,750
Port Authority of New York & New Jersey
0.160%, 04/13/2022	2,700	2,699
San Diego, Public Facilities Financing Authority
0.140%, 03/16/2022	1,000	1,000
Texas A&M University
0.120%, 03/02/2022	2,000	2,000
University of Minnesota
0.090%, 01/18/2022	1,500	1,500
University of Texas
0.110%, 02/09/2022	1,500	1,500
University of Washington
0.120%, 02/08/2022	3,000	3,000
Total Tax-Exempt Commercial Paper
(Cost $57,095) ($ Thousands)		57,094

Total Investments in Securities — 99.9%
(Cost $193,841) ($ Thousands)		$193,839

Percentages are based on Net Assets of $193,970 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $20,500 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Free Conservative Income Fund (Concluded)

AGC — Assured Guaranty Corporation
GO — General Obligation
RB — Revenue Bond
Ser — Series

As of December 31, 2021, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$9,728	$11,078
2.000%, 01/15/2026	6,421	7,430
0.625%, 04/15/2023	15,516	16,220
0.625%, 01/15/2024	16,794	17,871
0.625%, 01/15/2026	12,949	14,220
0.500%, 04/15/2024	9,333	9,948
0.375%, 07/15/2023	17,489	18,388
0.375%, 07/15/2025	15,325	16,643
0.250%, 01/15/2025	13,864	14,852
0.125%, 01/15/2023	18,196	18,791
0.125%, 07/15/2024	15,222	16,226
0.125%, 10/15/2024	13,442	14,357
0.125%, 04/15/2025	11,050	11,819
0.125%, 10/15/2025	13,352	14,394
0.125%, 10/15/2025	54	59
0.125%, 04/15/2026	10,640	11,481
0.125%, 07/15/2026	12,990	14,103
0.125%, 10/15/2026	14,556	15,829

Total U.S. Treasury Obligations
(Cost $235,080) ($ Thousands)		243,709

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	445,295	$445

Total Cash Equivalent
(Cost $445) ($ Thousands)		445

Total Investments in Securities — 99.6%
(Cost $235,525) ($ Thousands)		$244,154

Percentages are based on Net Assets of $245,243 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2021.
†	Investment in Affiliated Security.

Cl — Class

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	243,709	–	243,709
Cash Equivalent	445	–	–	445
Total Investments in Securities	445	243,709	–	244,154

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$987	$4,258	$(4,800)	$—	$—	$445	445,295	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 87.4%

Communication Services — 9.1%
Activision Blizzard Inc	15,500	$1,031
Alphabet Inc, Cl A *	5,963	17,275
Alphabet Inc, Cl C *	5,480	15,857
AT&T Inc	141,340	3,477
Charter Communications Inc, Cl A *	2,400	1,565
Comcast Corp, Cl A	90,027	4,531
Discovery Inc, Cl A *	3,529	83
Discovery Inc, Cl C *	6,485	149
DISH Network Corp, Cl A *	5,273	171
Electronic Arts Inc	5,628	742
Fox Corp	9,553	345
Interpublic Group of Cos Inc/The	7,597	285
Live Nation Entertainment Inc *	2,700	323
Lumen Technologies Inc	17,614	221
Match Group Inc *	5,500	727
Meta Platforms Inc, Cl A *	46,784	15,736
Netflix Inc *	8,733	5,261
News Corp, Cl A	7,630	170
News Corp, Cl B	2,600	58
Omnicom Group Inc	4,369	320
Take-Two Interactive Software Inc, Cl A *	2,300	409
T-Mobile US Inc *	11,700	1,357
Twitter Inc *	15,900	687
Verizon Communications Inc	81,941	4,258
ViacomCBS Inc, Cl B	12,387	374
Walt Disney Co/The *	35,930	5,565

		80,977
Consumer Discretionary — 11.2%
Advance Auto Parts Inc	1,294	310
Amazon.com Inc, Cl A *	8,626	28,762
AutoZone Inc *	429	899
Bath & Body Works Inc	5,206	363
Best Buy Co Inc	4,478	455
Booking Holdings Inc *	819	1,965
BorgWarner Inc	4,701	212
Caesars Entertainment Inc *	4,200	393
CarMax Inc *	3,256	424
Carnival Corp *	16,280	328
Chipotle Mexican Grill Inc, Cl A *	560	979
Darden Restaurants Inc	2,634	397
Dollar General Corp	4,673	1,102
Dollar Tree Inc *	4,385	616
Domino's Pizza Inc	695	392
DR Horton Inc	6,486	703
eBay Inc	12,247	814
Etsy Inc *	2,500	547
Expedia Group Inc *	2,815	509
Ford Motor Co	77,676	1,613
Gap Inc/The	4,298	76
Garmin Ltd	3,004	409

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors Co *	28,677	$1,681
Genuine Parts Co	2,904	407
Hasbro Inc	2,498	254
Hilton Worldwide Holdings Inc *	5,500	858
Home Depot Inc/The	20,844	8,650
Las Vegas Sands Corp *	6,800	256
Lennar Corp, Cl A	5,374	624
LKQ Corp	5,300	318
Lowe's Cos Inc	13,681	3,536
Marriott International Inc/MD, Cl A *	5,451	901
McDonald's Corp	14,807	3,969
MGM Resorts International	7,900	355
Mohawk Industries Inc *	1,158	211
Newell Brands Inc, Cl B	7,413	162
NIKE Inc, Cl B	25,333	4,222
Norwegian Cruise Line Holdings Ltd *	7,800	162
NVR Inc *	61	360
O'Reilly Automotive Inc *	1,350	953
Penn National Gaming Inc *	3,100	161
Pool Corp	743	421
PulteGroup Inc	5,243	300
PVH Corp	1,420	152
Ralph Lauren Corp, Cl A	960	114
Ross Stores Inc	7,149	817
Royal Caribbean Cruises Ltd *	4,410	339
Starbucks Corp	23,357	2,732
Tapestry Inc	5,434	221
Target Corp, Cl A	9,675	2,239
Tesla Inc *	16,061	16,973
TJX Cos Inc/The	23,876	1,813
Tractor Supply Co	2,278	544
Ulta Beauty Inc *	1,051	433
Under Armour Inc, Cl A *	3,646	77
Under Armour Inc, Cl C *	4,081	74
VF Corp	6,440	472
Whirlpool Corp	1,209	284
Wynn Resorts Ltd *	2,217	189
Yum! Brands Inc	5,897	819

		99,321
Consumer Staples — 5.3%
Altria Group Inc	36,469	1,728
Archer-Daniels-Midland Co	11,141	753
Brown-Forman Corp, Cl B	3,685	268
Campbell Soup Co	4,272	186
Church & Dwight Co Inc	4,800	492
Clorox Co/The	2,422	422
Coca-Cola Co/The	76,923	4,555
Colgate-Palmolive Co	16,648	1,421
Conagra Brands Inc	9,392	321
Constellation Brands Inc, Cl A	3,270	821
Costco Wholesale Corp	8,690	4,933

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	4,544	$1,682
General Mills Inc	12,041	811
Hershey Co/The	2,886	558
Hormel Foods Corp	5,816	284
J M Smucker Co/The	2,104	286
Kellogg Co	5,194	335
Kimberly-Clark Corp	6,677	954
Kraft Heinz Co/The	14,200	510
Kroger Co/The	13,448	609
Lamb Weston Holdings Inc	2,900	184
McCormick & Co Inc/MD	4,964	479
Molson Coors Beverage Co, Cl B	3,724	173
Mondelez International Inc, Cl A	27,653	1,834
Monster Beverage Corp *	7,465	717
PepsiCo Inc	27,340	4,749
Philip Morris International Inc	30,837	2,930
Procter & Gamble Co/The	47,819	7,822
Sysco Corp, Cl A	10,143	797
Tyson Foods Inc, Cl A	5,775	503
Walgreens Boots Alliance Inc	14,207	741
Walmart Inc	28,088	4,064

		46,922
Energy — 2.4%
APA Corp	6,901	186
Baker Hughes Co, Cl A	16,315	392
Chevron Corp	38,092	4,470
ConocoPhillips	26,056	1,881
Coterra Energy Inc	16,598	315
Devon Energy Corp	12,406	546
Diamondback Energy Inc, Cl A	3,400	367
EOG Resources Inc	11,627	1,033
Exxon Mobil Corp	83,781	5,127
Halliburton Co	17,542	401
Hess Corp	5,374	398
Kinder Morgan Inc	38,614	612
Marathon Oil Corp	15,992	263
Marathon Petroleum Corp	12,050	771
Occidental Petroleum Corp	17,528	508
ONEOK Inc	8,854	520
Phillips 66	8,699	630
Pioneer Natural Resources Co	4,523	823
Schlumberger NV, Cl A	27,837	834
Valero Energy Corp	8,097	608
Williams Cos Inc/The	24,146	629

		21,314
Financials — 9.3%
Aflac Inc	12,218	713
Allstate Corp/The	5,812	684
American Express Co	12,418	2,032
American International Group Inc	16,305	927
Ameriprise Financial Inc	2,266	684

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arthur J Gallagher & Co	4,137	$702
Assurant Inc	1,182	184
Bank of America Corp	142,868	6,356
Bank of New York Mellon Corp/The	14,943	868
Berkshire Hathaway Inc, Cl B *	36,224	10,831
BlackRock Inc	2,815	2,577
Brown & Brown Inc	4,700	330
Capital One Financial Corp	8,415	1,221
Cboe Global Markets Inc	2,100	274
Charles Schwab Corp/The	29,735	2,501
Chubb Ltd	8,466	1,637
Cincinnati Financial Corp	2,993	341
Citigroup Inc	39,234	2,369
Citizens Financial Group Inc	8,400	397
CME Group Inc	7,148	1,633
Comerica Inc	2,773	241
Discover Financial Services	5,946	687
FactSet Research Systems Inc	700	340
Fifth Third Bancorp	13,651	595
First Republic Bank/CA	3,500	723
Franklin Resources Inc	5,536	185
Globe Life Inc	1,864	175
Goldman Sachs Group Inc/The	6,701	2,564
Hartford Financial Services Group Inc/The	6,861	474
Huntington Bancshares Inc/OH	29,147	449
Intercontinental Exchange Inc	11,180	1,529
Invesco Ltd	6,912	159
JPMorgan Chase & Co	58,426	9,252
KeyCorp	18,752	434
Lincoln National Corp	3,609	246
Loews Corp	4,189	242
M&T Bank Corp	2,508	385
MarketAxess Holdings Inc	779	320
Marsh & McLennan Cos Inc	10,017	1,741
MetLife Inc	14,012	876
Moody's Corp	3,204	1,251
Morgan Stanley	28,375	2,785
MSCI Inc, Cl A	1,633	1,001
Nasdaq Inc, Cl A	2,287	480
Northern Trust Corp	4,071	487
People's United Financial Inc	8,489	151
PNC Financial Services Group Inc/The	8,397	1,684
Principal Financial Group Inc, Cl A	4,833	350
Progressive Corp/The	11,621	1,193
Prudential Financial Inc	7,377	798
Raymond James Financial Inc	3,600	361
Regions Financial Corp	18,860	411
S&P Global Inc	4,707	2,221
Signature Bank/New York NY, Cl B	1,200	388
SVB Financial Group, Cl B *	1,133	768
Synchrony Financial	11,201	520
T Rowe Price Group Inc	4,440	873

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	4,952	$775
Truist Financial Corp	26,382	1,545
US Bancorp	26,702	1,500
W R Berkley Corp	2,800	231
Wells Fargo & Co	79,077	3,794
Zions Bancorp NA	3,337	211

		82,656
Health Care — 11.6%
Abbott Laboratories	34,924	4,915
AbbVie Inc	34,993	4,738
ABIOMED Inc *	866	311
Agilent Technologies Inc	6,085	971
Align Technology Inc *	1,445	950
AmerisourceBergen Corp, Cl A	2,954	392
Amgen Inc, Cl A	11,063	2,489
Anthem Inc	4,838	2,243
Baxter International Inc	9,892	849
Becton Dickinson and Co	5,667	1,425
Biogen Inc *	2,950	708
Bio-Rad Laboratories Inc, Cl A *	448	339
Bio-Techne Corp	800	414
Boston Scientific Corp *	28,392	1,206
Bristol-Myers Squibb Co	44,032	2,745
Cardinal Health Inc	5,903	304
Catalent Inc *	3,400	435
Centene Corp *	11,632	958
Cerner Corp	5,812	540
Charles River Laboratories International Inc *	1,000	377
Cigna Corp	6,520	1,497
Cooper Cos Inc/The, Cl A	1,000	419
CVS Health Corp	26,160	2,699
Danaher Corp, Cl A	12,591	4,143
DaVita Inc *	1,357	154
DENTSPLY SIRONA Inc	4,371	244
Dexcom Inc *	1,934	1,038
Edwards Lifesciences Corp, Cl A *	12,416	1,609
Eli Lilly & Co	15,666	4,327
Gilead Sciences Inc	24,813	1,802
HCA Healthcare Inc	4,743	1,219
Henry Schein Inc *	2,644	205
Hologic Inc *	5,000	383
Humana Inc	2,545	1,181
IDEXX Laboratories Inc *	1,694	1,115
Illumina Inc *	3,084	1,173
Incyte Corp *	3,800	279
Intuitive Surgical Inc *	7,010	2,519
IQVIA Holdings Inc *	3,800	1,072
Johnson & Johnson	52,127	8,917
Laboratory Corp of America Holdings *	1,917	602
McKesson Corp	3,075	764

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck & Co Inc	50,066	$3,837
Mettler-Toledo International Inc *	460	781
Moderna Inc *	6,900	1,752
Organon & Co	4,966	151
PerkinElmer Inc	2,269	456
Pfizer Inc	110,969	6,553
Quest Diagnostics Inc	2,378	411
Regeneron Pharmaceuticals Inc *	2,110	1,333
ResMed Inc	2,900	755
Stryker Corp	6,676	1,785
Teleflex Inc	932	306
Thermo Fisher Scientific Inc	7,810	5,211
UnitedHealth Group Inc	18,582	9,331
Universal Health Services Inc, Cl B	1,542	200
Vertex Pharmaceuticals Inc *	4,958	1,089
Viatris Inc, Cl W *	23,811	322
Waters Corp *	1,220	455
West Pharmaceutical Services Inc	1,500	704
Zimmer Biomet Holdings Inc	4,153	528
Zoetis Inc, Cl A	9,373	2,287

		102,917
Industrials — 6.5%
3M Co	11,426	2,030
A O Smith Corp	2,600	223
Alaska Air Group Inc *	2,600	135
American Airlines Group Inc *	12,725	229
AMETEK Inc	4,564	671
Boeing Co/The *	10,909	2,196
Carrier Global Corp	17,307	939
Caterpillar Inc, Cl A	10,645	2,201
CH Robinson Worldwide Inc	2,687	289
Cintas Corp	1,685	747
Copart Inc *	4,200	637
CSX Corp	43,664	1,642
Cummins Inc	2,863	625
Deere & Co	5,568	1,909
Delta Air Lines Inc, Cl A *	12,622	493
Dover Corp	2,846	517
Emerson Electric Co	11,926	1,109
Equifax Inc	2,376	696
Expeditors International of Washington Inc	3,408	458
Fastenal Co, Cl A	11,444	733
FedEx Corp	4,869	1,259
Fortive Corp	7,054	538
Fortune Brands Home & Security Inc	2,800	299
Generac Holdings Inc *	1,226	431
General Dynamics Corp	4,565	952
General Electric Co	21,724	2,052
Honeywell International Inc	13,652	2,847
Howmet Aerospace Inc	7,492	238
Huntington Ingalls Industries Inc, Cl A	800	149

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEX Corp	1,500	$354
IHS Markit Ltd	7,900	1,050
Illinois Tool Works Inc	5,631	1,390
Ingersoll Rand Inc	8,014	496
Jacobs Engineering Group Inc	2,621	365
JB Hunt Transport Services Inc	1,645	336
L3Harris Technologies Inc	3,871	825
Leidos Holdings Inc	2,900	258
Lockheed Martin Corp	4,893	1,739
Masco Corp	4,823	339
Norfolk Southern Corp	4,802	1,430
Northrop Grumman Corp	2,964	1,147
Old Dominion Freight Line Inc, Cl A	1,850	663
Otis Worldwide Corp	8,453	736
PACCAR Inc	6,919	611
Parker-Hannifin Corp, Cl A	2,552	812
Quanta Services Inc	2,782	319
Raytheon Technologies Corp	29,548	2,543
Republic Services Inc	4,162	580
Robert Half International Inc	2,259	252
Rockwell Automation Inc	2,335	815
Rollins Inc	4,675	160
Roper Technologies Inc	2,117	1,041
Snap-on Inc	1,055	227
Southwest Airlines Co, Cl A *	11,733	503
Stanley Black & Decker Inc	3,211	606
Textron Inc	4,437	342
TransDigm Group Inc *	1,009	642
Union Pacific Corp	12,742	3,210
United Airlines Holdings Inc *	6,300	276
United Parcel Service Inc, Cl B	14,411	3,089
United Rentals Inc *	1,399	465
Verisk Analytics Inc, Cl A	3,200	732
Waste Management Inc	7,682	1,282
Westinghouse Air Brake Technologies Corp	3,690	340
WW Grainger Inc	847	439
Xylem Inc/NY	3,548	425

		58,083
Information Technology — 25.4%
Adobe Inc *	9,356	5,305
Advanced Micro Devices Inc *	22,000	3,166
Akamai Technologies Inc *	3,174	371
Amphenol Corp, Cl A	11,940	1,044
Analog Devices Inc	10,660	1,874
ANSYS Inc *	1,700	682
Apple Inc	308,309	54,746
Applied Materials Inc	17,871	2,812
Arista Networks Inc *	4,500	647
Autodesk Inc, Cl A *	4,305	1,211
Automatic Data Processing Inc	8,342	2,057
Broadcom Inc	8,091	5,384

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadridge Financial Solutions Inc	2,314	$423
Cadence Design Systems Inc *	5,500	1,025
CDW Corp/DE	2,700	553
Ceridian HCM Holding Inc *	2,700	282
Cisco Systems Inc/Delaware	83,397	5,285
Citrix Systems Inc	2,526	239
Cognizant Technology Solutions Corp, Cl A	10,477	929
Corning Inc, Cl B	15,171	565
DXC Technology Co *	4,976	160
Enphase Energy Inc *	2,700	494
EPAM Systems Inc *	1,100	735
F5 Inc, Cl A *	1,191	291
Fidelity National Information Services Inc, Cl B	11,953	1,305
Fiserv Inc, Cl A *	11,864	1,231
FleetCor Technologies Inc *	1,600	358
Fortinet Inc *	2,700	970
Gartner Inc *	1,669	558
Global Payments Inc	5,789	783
Hewlett Packard Enterprise Co	25,610	404
HP Inc	22,610	852
Intel Corp	80,326	4,137
International Business Machines Corp	17,768	2,375
Intuit Inc	5,545	3,567
IPG Photonics Corp *	700	120
Jack Henry & Associates Inc	1,400	234
Juniper Networks Inc	6,477	231
Keysight Technologies Inc *	3,600	743
KLA Corp	2,949	1,268
Lam Research Corp	2,796	2,011
Mastercard Inc, Cl A	17,127	6,154
Microchip Technology Inc	10,874	947
Micron Technology Inc	22,271	2,075
Microsoft Corp	148,493	49,941
Monolithic Power Systems Inc	800	395
Motorola Solutions Inc	3,302	897
NetApp Inc	4,428	407
NortonLifeLock Inc	11,808	307
NVIDIA Corp	49,341	14,512
NXP Semiconductors NV	5,300	1,207
Oracle Corp, Cl B	31,933	2,785
Paychex Inc	6,400	874
Paycom Software Inc *	920	382
PayPal Holdings Inc *	23,279	4,390
PTC Inc *	2,100	254
Qorvo Inc *	2,205	345
QUALCOMM Inc	22,168	4,054
salesforce.com Inc *	19,278	4,899
ServiceNow Inc *	3,900	2,532
Skyworks Solutions Inc	3,207	497
SolarEdge Technologies Inc *	1,000	281
Synopsys Inc *	3,000	1,105

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teledyne Technologies Inc *	922	$403
Teradyne Inc	3,300	540
Texas Instruments Inc	18,252	3,440
Trimble Inc *	5,000	436
Tyler Technologies Inc *	837	450
VeriSign Inc *	1,878	477
Visa Inc, Cl A	33,165	7,187
Western Digital Corp *	6,038	394
Xilinx Inc	6,287	1,333
Zebra Technologies Corp, Cl A *	1,013	603

		225,930
Materials — 1.9%
Air Products and Chemicals Inc	4,409	1,342
Albemarle Corp	2,320	542
Avery Dennison Corp	1,676	363
Ball Corp	6,512	627
Celanese Corp, Cl A	2,200	370
CF Industries Holdings Inc	4,437	314
Corteva Inc	14,591	690
Dow Inc	14,825	841
DuPont de Nemours Inc	10,407	841
Eastman Chemical Co	2,598	314
Ecolab Inc	4,946	1,160
FMC Corp	2,449	269
Freeport-McMoRan Inc, Cl B	29,262	1,221
International Flavors & Fragrances Inc	4,962	748
International Paper Co	7,673	360
LyondellBasell Industries NV, Cl A	5,213	481
Martin Marietta Materials Inc, Cl A	1,265	557
Mosaic Co/The	7,110	279
Newmont Corp	15,904	986
Nucor Corp	5,548	633
Packaging Corp of America	1,900	259
PPG Industries Inc	4,670	805
Sealed Air Corp	2,958	200
Sherwin-Williams Co/The, Cl A	4,814	1,695
Vulcan Materials Co	2,630	546
Westrock Co	5,292	235

		16,678
Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	2,712	605
American Tower Corp, Cl A ‡	8,992	2,630
AvalonBay Communities Inc ‡	2,722	687
Boston Properties Inc ‡	2,908	335
CBRE Group Inc, Cl A *	6,625	719
Crown Castle International Corp ‡	8,528	1,780
Digital Realty Trust Inc, Cl A ‡	5,600	990
Duke Realty Corp ‡	7,500	492
Equinix Inc ‡	1,780	1,506
Equity Residential ‡	6,733	609
Essex Property Trust Inc ‡	1,260	444

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Extra Space Storage Inc ‡	2,600	$589
Federal Realty Investment Trust ‡	1,400	191
Healthpeak Properties Inc ‡	10,630	384
Host Hotels & Resorts Inc *‡	14,012	244
Iron Mountain Inc ‡	5,576	292
Kimco Realty Corp ‡	12,496	308
Mid-America Apartment Communities Inc ‡	2,300	528
Prologis Inc ‡	14,669	2,470
Public Storage ‡	3,000	1,124
Realty Income Corp ‡	10,918	782
Regency Centers Corp ‡	3,100	233
SBA Communications Corp, Cl A ‡	2,163	841
Simon Property Group Inc ‡	6,558	1,048
UDR Inc ‡	5,500	330
Ventas Inc ‡	7,710	394
Vornado Realty Trust ‡	3,131	131
Welltower Inc ‡	8,307	712
Weyerhaeuser Co ‡	14,760	608

		22,006
Utilities — 2.2%
AES Corp/The	13,012	316
Alliant Energy Corp	4,900	301
Ameren Corp	5,044	449
American Electric Power Co Inc	9,929	883
American Water Works Co Inc	3,600	680
Atmos Energy Corp	2,700	283
CenterPoint Energy Inc	12,117	338
CMS Energy Corp	5,913	385
Consolidated Edison Inc	6,978	595
Dominion Energy Inc	15,968	1,254
DTE Energy Co	3,841	459
Duke Energy Corp	15,198	1,594
Edison International	7,564	516
Entergy Corp	3,977	448
Evergy Inc	4,500	309
Eversource Energy	6,844	623
Exelon Corp	19,490	1,126
FirstEnergy Corp	10,840	451
NextEra Energy Inc	38,792	3,622
NiSource Inc	8,213	227
NRG Energy Inc	4,664	201
Pinnacle West Capital Corp	2,394	169
PPL Corp	15,139	455
Public Service Enterprise Group Inc	9,957	664
Sempra Energy	6,347	840
Southern Co/The	20,982	1,439
WEC Energy Group Inc	6,237	605
Xcel Energy Inc	10,646	721

		19,953

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $323,947) ($ Thousands)		$776,757

FOREIGN COMMON STOCK — 2.4%

Bermuda — 0.0%
Everest Re Group Ltd	800	219

Ireland — 0.8%
Accenture PLC, Cl A	12,528	5,194
Eaton Corp PLC	7,939	1,372

		6,566

Switzerland — 0.1%
TE Connectivity Ltd	6,503	1,049

United Kingdom — 1.5%
Allegion plc	1,794	238
Amcor PLC	30,309	364
Aon PLC, Cl A	4,309	1,295

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Aptiv PLC *	5,341	$881
Johnson Controls International plc	14,238	1,158
Linde PLC	10,182	3,527
Medtronic PLC	26,641	2,756
Nielsen Holdings PLC	7,080	145
Pentair PLC	3,177	232
Seagate Technology Holdings PLC	4,143	468
STERIS PLC	1,943	473
Trane Technologies PLC	4,703	950
Willis Towers Watson PLC	2,447	581

		13,068

Total Foreign Common Stock
(Cost $8,817) ($ Thousands)		20,902

Total Investments in Securities — 89.8%
(Cost $332,764) ($ Thousands)		$797,659

	Contracts
PURCHASED SWAPTIONS* — 1.0%
Total Purchased Swaptions (A)
(Cost $7,544) ($ Thousands)	126,633,735	$8,613

A list of open OTC swaption contracts held by the Fund at December 31, 2021 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 1.0%
Call Swaptions
SWAPTION 3Y30Y 1.985% PAY*	Bank of America Merrill Lynch	45,991,254	$1.99	08/17/2024	$3,637
SWAPTION 3Y30Y 2.000% PAY*	Bank of America Merrill Lynch	80,642,481	$2.00	08/19/2023	4,976
Total Purchased Swaptions		126,633,735			$8,613

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI EAFE Index	114	Mar-2022	$13,042	$13,234	$192
S&P 500 Index E-MINI^	382	Mar-2022	89,808	90,887	1,079
			$102,850	$104,121	$1,271

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/22	USD	4,224	SAR	15,852	$(2)
Bank of America	01/11/22	SAR	29,666	USD	7,904	2
Bank of America	01/11/22	SAR	147,994	USD	39,397	(24)
						$(24)

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Dynamic Asset Allocation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at December 31, 2021 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays		Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN		0.10%	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	03/09/2022	USD	(44,082)	$1,194	$–	$1,194
BNP Paribas	S&P 500 EQUALLY WEIGHTED USD TR	USD	SOFRRATE + 52BPS	S&P 500 EQUALLY WEIGHTED USD TR	Quarterly	03/17/2022	USD	(13,274)	428	–	428
									$1,622	$–	$1,622

A list of open centrally cleared swap agreements held by the Fund at December 31, 2021 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1Y CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	27,761	$3,653	$–	$3,653
USD-SOFR-OIS COMPOUND	1.66%	Annually	11/24/2031	USD	92,069	(573)	–	(573)
						$3,080	$–	$3,080

Percentages are based on Net Assets of $888,227 ($ Thousands).
*	Non-income producing security.
^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of December 31, 2021.
‡	Real Estate Investment Trust.

BPs— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
Ltd. — Limited
MSCI — Morgan Stanley Capital International
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
SAR— Saudi Riyal
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	776,757	–	–	776,757
Foreign Common Stock	20,902	–	–	20,902
Total Investments in Securities	797,659	–	–	797,659

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	8,613	–	8,613
Futures Contracts*
Unrealized Appreciation	1,271	–	–	1,271
Forwards Contracts*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(26)	–	(26)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,622	–	1,622
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3,653	–	3,653
Unrealized Depreciation	–	(573)	–	(573)
Total Other Financial Instruments	1,271	13,291	–	14,562

*	Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 32.4%

Communication Services — 2.9%
Alphabet Inc, Cl A *	380	$1,101
Altice USA Inc, Cl A *	4,841	78
AMC Networks Inc, Cl A *	1,258	43
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	25
Consolidated Communications Holdings Inc *	206,147	1,542
DISH Network Corp, Cl A *	101,478	3,292
Hemisphere Media Group Inc, Cl A *	4,761	35
Loyalty Ventures Inc *	–	—
News Corp, Cl A	58,557	1,306
Spanish Broadcasting System, Cl A	1,428	7
Take-Two Interactive Software Inc, Cl A *	7,401	1,315
Twitter Inc *	22,633	978
United States Cellular Corp *	2,408	76
Urban One	4,577	16
Urban One, Cl A	5,478	26
ViacomCBS Inc, Cl B	22,537	680
Windstream Services *	5,206	87
ZoomInfo Technologies, Cl A *	19,536	1,254
Zynga Inc, Cl A *	206,527	1,322

		13,183
Consumer Discretionary — 2.7%
Accel Entertainment, Cl A *	4,386	57
Amazon.com Inc, Cl A *	482	1,607
American Axle & Manufacturing Holdings Inc *	73,357	684
AMMO *	109,840	599
Bloomin' Brands Inc *	63,761	1,338
Brinker International Inc *	35,647	1,304
Casper Sleep *	13,170	88
Cenveo Corporation *(A)	6,082	44
Everi Holdings Inc *	2,456	52
Full House Resorts *	74,008	896
General Motors Co *	2,315	136
Guitar Center *(A)(B)	2,167	376
JD.com ADR *	14,821	1,039
Macy's Inc	1,934	51
Penn National Gaming Inc *	6,222	323
Tapestry Inc	16,142	655
Terminix Global Holdings Inc *	23,903	1,081
Texas Roadhouse Inc, Cl A	15,016	1,341
Veoneer Inc *	4,281	152
Wynn Resorts Ltd *	7,774	661

		12,484
Consumer Staples — 0.2%
Coty Inc, Cl A *	22,201	233
Sanderson Farms Inc	3,668	701

		934

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.9%
APA Corp	45,108	$1,213
Chesapeake Energy Corp	3,227	208
Civitas Resources	3,031	149
NexGen Energy *	131,430	574
Parker Drilling Co *(A)(C)(D)	4,414	20
Valaris Ltd *	2,471	89
Viper Energy Partners LP (E)	78,153	1,665

		3,918
Financials — 3.5%
26 Capital Acquisition, Cl A *	6,509	64
Advanced Merger Partners *	255	3
AF Acquisition	2,804	28
Agile Growth	8,265	82
Angel Pond Holdings	5,090	50
Arctos NorthStar Acquisition	10,081	101
Astrea Acquisition, Cl A	8,100	80
Atlantic Coastal Acquisition, Cl A	18,200	178
Beard Energy Transition Acquisition	714	7
Berenson Acquisition I *	4,308	43
BioPlus Acquisition	47,083	471
Black Spade Acquisition *	41,200	412
Blue Ocean Acquisition	47,213	472
BOA Acquisition	12,709	127
Build Acquisition *(C)	1,560	15
Bullpen Parlay Acquisition *	20,733	210
Clarim Acquisition, Cl A *	2,252	22
Colicity	4,654	46
Colonnade Acquisition II	9,247	91
Comerica Inc	18,423	1,603
Crescera Capital Acquisition	7,137	72
Crown PropTech Acquisitions, Cl A	25,344	251
Crypto 1 Acquisition *	21,784	220
DHB Capital *	14,847	147
DHC Acquisition *	1,425	14
DiamondHead Holdings, Cl A	10,133	100
Digital Transformation Opportunities	8,908	88
ECP Environmental Growth Opportunities, Cl A *	4,597	45
EQ Health Acquisition (C)	17,180	173
Evo Acquisition (C)	22,645	225
Fintech Evolution Acquisition Group, Cl A *	17,133	167
Flagstar Bancorp Inc	1,000	48
Fortress Value Acquisition IV *	638	6
G&P Acquisition, Cl A *	28,975	284
Gaming & Hospitality Acquisition	10,124	100
Global Partner Acquisition II *	11,688	115
Golden Arrow Merger	8,680	85
Golden Falcon Acquisition, Cl A *	447	4
Gores Technology Partners II, Cl A *	5,161	51
GX Acquisition II (C)	10,918	108

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthcare Capital, Cl A	2,552	$25
Howard Bancorp Inc *	1,386	30
Inflection Point Acquisition	5,700	57
InterPrivate II Acquisition	7,668	76
InterPrivate IV InfraTech Partners	7,186	71
Investors Bancorp Inc	53,300	808
Kismet Acquisition Three	15,810	153
LAMF Global Ventures I	26	—
Leo Holdings II	1,439	14
LF Capital Acquisition II	714	7
Marblegate Acquisition	4,304	43
MDH Acquisition, Cl A *	4,499	44
Mission Advancement, Cl A	57,657	561
Nabors Energy Transition	1,427	14
NightDragon Acquisition	1,439	14
Noble Corp *	1,654	41
Noble Rock Acquisition, Cl A *	17,735	172
Northern Star Investment IV	5,047	50
OneMain Holdings Inc, Cl A	1,522	76
Orion Acquisition	2,436	24
Pearl Holdings Acquisition *	20,000	200
Penney Borrower LLC *	3,070	38
People's United Financial Inc	20,976	374
Peridot Acquisition II *	10,922	108
Phoenix Biotech Acquisition	7,126	72
Pine Technology Acquisition (C)	18,129	183
Plum Acquisition I	5,674	55
Priveterra Acquisition *	14,584	145
PROG Holdings Inc	22,196	1,001
Ribbit LEAP *(C)	56,719	564
Rosecliff Acquisition I, Cl A	23,980	235
RXR Acquisition *	3,781	37
Science Strategic Acquisition Alpha	11,414	113
SCP & CO Healthcare Acquisition *	2,840	29
ShoulderUp Technology Acquisition *	1,427	14
Silvergate Capital, Cl A *	6,477	960
Skydeck Acquisition	37,555	372
Social Leverage Acquisition I	66	1
Tailwind International Acquisition *(C)	15,880	157
TB Acquisition (C)	21,719	215
TCV Acquisition, Cl A	50,160	495
Thunder Bridge Capital Partners III, Cl A *	755	8
TLG Acquisition One *	11,077	110
TPB Acquisition I	86	1
Twelve Seas Investment II, Cl A	18,340	178
TZP Strategies Acquisition	9,979	99
VPC Impact Acquisition Holdings II, Cl A *	2,246	22
Worldwide Webb Acquisition	161	2
XPAC Acquisition	207	2
Zions Bancorp NA	23,843	1,506

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Z-Work Acquisition *	7,794	$77

		16,061
Health Care — 2.5%
Arena Pharmaceuticals Inc *	16,949	1,575
Bausch Health *	140,066	3,867
Definitive Healthcare Corp, Cl A *(C)	29,145	797
Intersect ENT Inc *	29,508	806
Jazz Pharmaceuticals PLC *	2,592	330
Monitronics International Inc *(A)(B)(C)	18,437	199
Ortho Clinical Diagnostics Holdings *	3,055	65
Quidel Corp *	354	48
Viatris Inc, Cl W *	245,035	3,315

		11,002
Industrials — 2.9%
Air Transport Services Group Inc *	84,290	2,476
AutoStore Holdings	78,629	310
Canadian Pacific Railway	1	—
IHS Markit Ltd	14,646	1,947
Kirby Corp *	40,876	2,429
RR Donnelley & Sons Co *	2,357	27
Spirit AeroSystems Holdings Inc, Cl A	56,767	2,446
Thomson Reuters	7,016	839
Timken Co/The	20,037	1,388
Uber Technologies Inc *	32,393	1,358

		13,220
Information Technology — 9.4%
Advanced Micro Devices Inc *	4,635	667
Alliance Data Systems Corp	12,598	839
Aquity Holdings Inc *(A)	3,945	44
Bill.com Holdings Inc *	4,250	1,059
CDW Corp/DE	2,372	486
Cirrus Logic Inc *	7,249	667
CommScope Holding Co Inc *	61,521	679
Dlocal Ltd/Uruguay, Cl A *	31,874	1,138
Dynatrace Inc *	28,680	1,731
EPAM Systems Inc *	1,021	682
Fidelity National Information Services Inc, Cl B	12,503	1,365
Flex *	52,037	954
Gitlab, Cl A	119	10
HubSpot Inc *	1,287	848
Intuit Inc	2,982	1,918
Mandiant Inc *	187,780	3,294
Mastercard Inc, Cl A	2,818	1,013
McAfee Corp, Cl A	1,634	42
MicroStrategy Inc, Cl A *	1,198	652
Momentive Global *	15,110	320
NeoPhotonics Corp *	23,558	362
Nuance Communications Inc *	87,660	4,849
NVIDIA Corp	3,256	958

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sailpoint Technologies Holdings Inc *	27,850	$1,346
salesforce.com Inc *	3,555	903
Semtech Corp *	7,110	632
Shift4 Payments Inc, Cl A *	17,185	996
SS&C Technologies Holdings Inc	16,450	1,349
StoneCo Ltd, Cl A *	39,197	661
Stratim Cloud Acquisition *(A)	949	9
Vishay Intertechnology Inc	111,284	2,434
Vonage Holdings Corp *	63,026	1,310
Vontier Corp	53,233	1,636
Western Digital Corp *	19,986	1,303
Xilinx Inc	25,625	5,433

		42,589
Materials — 5.0%
Allegheny Technologies Inc *	157,039	2,502
Arctic Canadian Diamond Company Ltd. *(A)(B)	228	—
Ardagh Metal Packaging SA *	274,257	2,477
Century Aluminum Co *	148,567	2,460
CF Industries Holdings Inc	34,879	2,469
Constellium, Cl A *	128,053	2,294
Eagle Materials Inc	15,327	2,551
Ferro *	8,736	191
FMC Corp	12,325	1,354
Gatos Silver *	35,659	370
Hexion Holdings Corp, Cl B *(D)	9,735	277
Interfor	85,950	2,757
Libbey Glass Inc. *(A)	1,227	12
O-I Glass Inc, Cl I *	35,771	430
Olin Corp	41,779	2,403
Tronox Holdings	1,384	33

		22,580
Real Estate — 2.4%
Copper Property Pass-Through Certificates *(A)(D)	23,020	530
CyrusOne Inc ‡	19,668	1,765
Kimco Realty Corp ‡	110,848	2,732
Opendoor Technologies Inc *‡	71,611	1,046
Park Hotels & Resorts Inc *‡	174,633	3,297
Zillow Group Inc, Cl C *‡	21,202	1,354

		10,724
Utilities — 0.0%
Vistra Corp	4,131	94

Total Common Stock
(Cost $145,010) ($ Thousands)		146,789

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 15.9%
Communication Services — 1.5%
Altice France
10.500%, 05/15/2027 (F)		$1,179	$1,268
5.500%, 01/15/2028 (F)		99	98
5.500%, 10/15/2029 (F)		757	746
AMC Entertainment Holdings
6.125%, 05/15/2027		55	39
5.750%, 06/15/2025		5	4
AMC Networks
4.250%, 02/15/2029		110	109
CCO Holdings
5.375%, 06/01/2029 (F)		50	54
4.500%, 08/15/2030 (F)		200	205
4.250%, 01/15/2034 (F)		247	243
DISH DBS
7.750%, 07/01/2026		225	237
7.375%, 07/01/2028		40	41
5.750%, 12/01/2028 (F)		135	136
5.250%, 12/01/2026 (F)		25	25
5.125%, 06/01/2029		145	132
Frontier Communications Holdings
6.000%, 01/15/2030 (F)		141	142
Gray Television
7.000%, 05/15/2027 (F)		268	286
iHeartCommunications
8.375%, 05/01/2027		301	317
Intelsat Luxembourg
8.125%, 06/01/2023 (G)		45	–
Midas OpCo Holdings
5.625%, 08/15/2029 (F)		289	296
Salem Media Group
6.750%, 06/01/2024 (F)		221	221
Scripps (Escrow Security)
5.875%, 07/15/2027 (F)		160	168
Scripps II (Escrow Security)
5.375%, 01/15/2031 (F)		114	116
Spanish Broadcasting System
9.750%, 03/01/2026 (F)		158	163
T-Mobile USA
3.500%, 04/15/2031		65	68
3.375%, 04/15/2029		65	66
Trilogy International South Pacific
8.875%, 05/15/2023 (F)		316	313
Urban One
7.375%, 02/01/2028 (F)		605	623
Windstream Escrow
7.750%, 08/15/2028 (F)		514	545

Wp
5.500%, 01/15/2030	EUR	145	168
			6,829

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 2.8%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (F)		$70	$71
Abercrombie & Fitch Management
8.750%, 07/15/2025 (F)		202	218
Allen Media
10.500%, 02/15/2028 (F)		363	379
Altice Financing
5.750%, 08/15/2029 (F)		215	213
American Greetings
8.750%, 04/15/2025 (F)		265	272
Bath & Body Works
7.600%, 07/15/2037		5	6
6.750%, 07/01/2036		175	216
6.625%, 10/01/2030 (F)		60	68
Caesars Entertainment
8.125%, 07/01/2027 (F)		514	569
Carnival
10.500%, 02/01/2026 (F)		95	108
9.875%, 08/01/2027 (F)		270	309
5.750%, 03/01/2027 (F)		15	15
Cengage Learning
9.500%, 06/15/2024 (F)		390	392
Chukchansi Economic Development Authority
8.000%, 04/15/2028 (F)		20	20
Clarios Global/Clarios US Finance
4.375%, 05/15/2026	EUR	100	117
Constellation
8.500%, 09/15/2025 (F)		$137	130
CSC Holdings
5.750%, 01/15/2030 (F)		530	528
4.625%, 12/01/2030 (F)		388	367
Cumulus Media New Holdings
6.750%, 07/01/2026 (F)		199	206
Dave & Buster's
7.625%, 11/01/2025 (F)		144	154
Diamond Sports Group
6.625%, 08/15/2027 (F)		312	87
5.375%, 08/15/2026 (F)		385	192
DIRECTV Holdings
5.875%, 08/15/2027 (F)		80	82
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (F)		185	183
EC Finance
3.000%, 10/15/2026	EUR	427	497
Empire Communities
7.000%, 12/15/2025 (F)		$175	181
Empire Resorts
7.750%, 11/01/2026 (F)		460	462
Everi Holdings
5.000%, 07/15/2029 (F)		138	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ferrellgas
5.875%, 04/01/2029 (F)	$49	$47
5.375%, 04/01/2026 (F)	123	119
Getty Images
9.750%, 03/01/2027 (F)	170	180
Golden Entertainment
7.625%, 04/15/2026 (F)	442	462
Goodyear Tire & Rubber
9.500%, 05/31/2025	110	119
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (F)	515	538
Liberty Interactive
8.250%, 02/01/2030	325	356
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (F)	634	666
NCL
12.250%, 05/15/2024 (F)	328	389
10.250%, 02/01/2026 (F)	50	58
5.875%, 03/15/2026 (F)	100	100
3.625%, 12/15/2024 (F)	70	66
Panther BF Aggregator 2
8.500%, 05/15/2027 (F)	273	289
Papa John's International
3.875%, 09/15/2029 (F)	114	113
Party City Holdings
5.750%, VAR ICE LIBOR USD 6 Month + 5.000%, 07/15/2025 (F)	176	166
Penn National Gaming
4.125%, 07/01/2029 (F)	285	276
PetSmart
4.750%, 02/15/2028 (F)	91	93
Radiate Holdco
6.500%, 09/15/2028 (F)	95	95
Royal Caribbean Cruises
11.500%, 06/01/2025 (F)	167	187
10.875%, 06/01/2023 (F)	120	131
9.125%, 06/15/2023 (F)	65	69
5.500%, 08/31/2026 (F)	90	92
4.250%, 07/01/2026 (F)	70	68
Scientific Games International
8.250%, 03/15/2026 (F)	41	43
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (F)	310	308
SWF Escrow Issuer
6.500%, 10/01/2029 (F)	107	103
Tenneco
5.125%, 04/15/2029 (F)	200	195
Terrier Media Buyer
8.875%, 12/15/2027 (F)	295	319
Travel + Leisure
4.500%, 12/01/2029 (F)	191	193

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (F)		$135	$134
White Capital Parent
8.250%cash/9.000% PIK, 03/15/2026 (F)		125	128
William Hill MTN
4.750%, 05/01/2026	GBP	200	279
Wynn Las Vegas
5.500%, 03/01/2025 (F)		$50	52
5.250%, 05/15/2027 (F)		60	61
4.250%, 05/30/2023 (F)		15	15
Wynn Resorts Finance
7.750%, 04/15/2025 (F)		120	126
5.125%, 10/01/2029 (F)		263	267

			13,083

Consumer Staples — 0.7%
Albertsons
7.500%, 03/15/2026 (F)		1,452	1,550
New Albertsons
8.700%, 05/01/2030		235	295
Post Holdings
5.500%, 12/15/2029 (F)		5	5
4.625%, 04/15/2030 (F)		95	97
4.500%, 09/15/2031 (F)		171	170
Rite Aid
8.000%, 11/15/2026 (F)		76	78
7.700%, 02/15/2027		345	315
US Foods
6.250%, 04/15/2025 (F)		157	163
Vector Group
10.500%, 11/01/2026 (F)		225	233
5.750%, 02/01/2029 (F)		305	297

			3,203

Energy — 3.0%
Aethon United BR
8.250%, 02/15/2026 (F)		160	172
Antero Midstream Partners
7.875%, 05/15/2026 (F)		15	16
5.750%, 03/01/2027 (F)		125	130
Antero Resources
7.625%, 02/01/2029 (F)		102	113
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (F)		43	45
5.875%, 06/30/2029 (F)		351	338
Blue Racer Midstream
6.625%, 07/15/2026 (F)		155	160
Carrizo Oil & Gas
8.250%, 07/15/2025		200	197
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (A)(B)		225	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CNX Midstream Partners
4.750%, 04/15/2030 (F)	$25	$25
CNX Resources
7.250%, 03/14/2027 (F)	95	101
Comstock Resources
7.500%, 05/15/2025 (F)	199	205
CQP Holdco
5.500%, 06/15/2031 (F)	598	624
CrownRock
5.625%, 10/15/2025 (F)	271	277
DCP Midstream Operating
3.250%, 02/15/2032	125	126
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (F)	122	127
Energy Transfer
6.625%, VAR ICE LIBOR USD 3 Month + 4.155%(H)	83	79
EnLink Midstream
5.625%, 01/15/2028 (F)	80	83
5.375%, 06/01/2029	60	61
EQT
7.500%, 02/01/2030	115	148
6.625%, 02/01/2025	50	56
GAC Holdco
12.000%, 08/15/2025 (F)	272	294
Genesis Energy
8.000%, 01/15/2027	150	155
7.750%, 02/01/2028	110	111
Harvest Midstream I
7.500%, 09/01/2028 (F)	467	500
Howard Midstream Energy Partners
6.750%, 01/15/2027 (F)	315	323
ITT Holdings
6.500%, 08/01/2029 (F)	115	114
Laredo Petroleum
10.125%, 01/15/2028	40	42
9.500%, 01/15/2025	125	127
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (F)	840	836
New Fortress Energy
6.750%, 09/15/2025 (F)	70	71
6.500%, 09/30/2026 (F)	81	80
NGL Energy Operating
7.500%, 02/01/2026 (F)	120	124
NGL Energy Partners
7.500%, 11/01/2023	290	286
7.500%, 04/15/2026	65	56
6.125%, 03/01/2025	145	124
Northern Oil and Gas
8.125%, 03/01/2028 (F)	245	258
Oasis Midstream Partners
8.000%, 04/01/2029 (F)	392	427

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
6.125%, 01/01/2031		$40	$49
5.500%, 12/01/2025		70	78
4.625%, 06/15/2045		120	124
4.500%, 07/15/2044		10	10
4.400%, 04/15/2046		10	10
OQ SAOC MTN
5.125%, 05/06/2028 (F)		200	203
PBF Holding
9.250%, 05/15/2025 (F)		263	250
7.250%, 06/15/2025		195	139
Petrofac
9.750%, 11/15/2026 (F)		505	515
Petroleos Mexicanos
6.950%, 01/28/2060 (F)		351	313
6.875%, 10/16/2025 (F)		223	244
6.700%, 02/16/2032 (F)		156	158
5.950%, 01/28/2031 (F)		305	296
4.500%, 01/23/2026		211	213
3.500%, 01/30/2023		604	610
Petroleos Mexicanos MTN
6.750%, 09/21/2047		403	358
Range Resources
9.250%, 02/01/2026		706	761
Rockcliff Energy II
5.500%, 10/15/2029 (F)		512	527
Secure Energy Services
7.250%, 12/30/2026 (F)	CAD	221	176
Shelf Drilling Holdings
8.875%, 11/15/2024 (F)		$60	62
8.250%, 02/15/2025 (F)		270	197
Strathcona Resources
6.875%, 08/01/2026 (F)		320	315
Summit Midstream Holdings
8.500%, 10/15/2026 (F)		69	72
Tallgrass Energy Partners
6.000%, 09/01/2031 (F)		272	269
Targa Resources Partners
4.000%, 01/15/2032 (F)		145	151
Transocean
11.500%, 01/30/2027 (F)		185	181
6.800%, 03/15/2038		290	157
Tullow Oil
10.250%, 05/15/2026 (F)		662	669
Vine Energy Holdings
6.750%, 04/15/2029 (F)		184	200

			14,320

Financials — 2.4%
AG Issuer
6.250%, 03/01/2028 (F)		180	187

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avianca Midco 2
9.000%, 12/01/2028 (F)		$368	$371
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.842%(H)		195	209
Citigroup Global Markets Holdings
12.575%, 03/31/2022 (F)(I)	EGP	13,128	814
Enact Holdings
6.500%, 08/15/2025 (F)		$140	153
Finance of America Funding
7.875%, 11/15/2025 (F)		435	428
Freedom Mortgage
8.250%, 04/15/2025 (F)		398	407
6.625%, 01/15/2027 (F)		360	352
Goldman Sachs International MTN
13.111%, 01/13/2022 (F)(I)	EGP	11,900	756
Home Point Capital
5.000%, 02/01/2026 (F)		$130	121
HSBC Bank
0.000%, 02/10/2022 (F)(I)	EGP	6,825	430
Jane Street Group
4.500%, 11/15/2029 (F)		$220	222
JPMorgan Chase Bank MTN
12.396%, 03/17/2022 (F)(I)	EGP	9,141	570
LD Holdings Group
6.500%, 11/01/2025 (F)		$165	163
6.125%, 04/01/2028 (F)		130	122
MDGH - GMTN BV MTN
4.500%, 11/07/2028		200	230
New Residential Investment
6.250%, 10/15/2025 (F)		280	281
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	22
3.500%, 01/23/2043		280	312
OneMain Finance
7.125%, 03/15/2026		$105	120
6.875%, 03/15/2025		100	111
PennyMac Financial Services
5.750%, 09/15/2031 (F)		15	15
4.250%, 02/15/2029 (F)		160	154
Sabre GLBL
9.250%, 04/15/2025 (F)		259	293
7.375%, 09/01/2025 (F)		70	73
Saracen Development
14.000%cash/3.000% PIK, 10/15/2025 (F)		390	432
Shimao Group Holdings
6.125%, 02/21/2024		1,003	643
United Wholesale Mortgage
5.750%, 06/15/2027 (F)		200	200
VistaJet Malta Finance
10.500%, 06/01/2024 (F)		789	844

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VTB Bank Via VTB Capital
6.950%, 10/17/2022		$653	$669
WeWork
7.875%, 05/01/2025 (F)		570	545
5.000%, 07/10/2025 (F)		97	84

			10,333

Government — 0.4%
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (F)		1,894	1,847

Health Care — 1.3%
Akumin
7.000%, 11/01/2025 (F)		400	381
Akumin Escrow
7.500%, 08/01/2028 (F)		125	117
Bausch Health
9.000%, 12/15/2025 (F)		109	115
7.250%, 05/30/2029 (F)		160	158
7.000%, 01/15/2028 (F)		70	70
6.250%, 02/15/2029 (F)		315	299
5.250%, 01/30/2030 (F)		155	136
5.000%, 02/15/2029 (F)		218	192
4.875%, 06/01/2028 (F)		35	36
Bausch Health Americas
9.250%, 04/01/2026 (F)		68	72
Cano Health
6.250%, 10/01/2028 (F)		415	415
Centene
4.625%, 12/15/2029		198	214
3.375%, 02/15/2030		239	243
CHS
6.875%, 04/15/2029 (F)		67	68
6.125%, 04/01/2030 (F)		267	264
4.750%, 02/15/2031 (F)		135	136
DaVita
3.750%, 02/15/2031 (F)		212	207
Endo DAC
9.500%, 07/31/2027 (F)		194	198
6.000%, 06/30/2028 (F)		128	95
Endo Finance
5.750%, 01/15/2022 (F)		130	120
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (F)		25	25
Envision Healthcare
8.750%, 10/15/2026 (F)		125	72
FXI Holdings
12.250%, 11/15/2026 (F)		200	225
7.875%, 11/01/2024 (F)		123	125
Grifols Escrow Issuer
3.875%, 10/15/2028	EUR	216	246

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lannett
7.750%, 04/15/2026 (F)		$385	$296
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (F)		429	453
Tenet Healthcare
4.375%, 01/15/2030 (F)		170	172
Trulieve Cannabis Corp
8.000%, 10/06/2026		309	315
Varex Imaging
7.875%, 10/15/2027 (F)		203	226
Verisure Midholding
5.250%, 02/15/2029	EUR	131	151

			5,842

Industrials — 1.0%
American Airlines
5.750%, 04/20/2029 (F)		$135	144
5.500%, 04/20/2026 (F)		90	94
Bombardier
7.875%, 04/15/2027 (F)		65	67
7.500%, 12/01/2024 (F)		25	26
7.500%, 03/15/2025 (F)		105	107
Builders FirstSource
6.750%, 06/01/2027 (F)		323	341
CoreLogic
4.500%, 05/01/2028 (F)		257	256
Delta Air Lines
7.000%, 05/01/2025 (F)		79	90
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (F)		240	269
6.500%, 10/01/2025 (F)		50	52
Garda World Security
9.500%, 11/01/2027 (F)		194	209
GFL Environmental
4.750%, 06/15/2029 (F)		280	282
4.375%, 08/15/2029 (F)		105	104
Icahn Enterprises
4.375%, 02/01/2029		165	161
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(G)		495	–
OHL Operaciones
6.600%, cash/6.600% PIK, 03/31/2026	EUR	146	155
OT Merger
7.875%, 10/15/2029 (F)		$165	162
PGT Innovations
4.375%, 10/01/2029 (F)		87	87
Team Health Holdings
6.375%, 02/01/2025 (F)		120	113
Tervita
11.000%, 12/01/2025 (F)		98	113

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransDigm
8.000%, 12/15/2025 (F)	$324	$342
6.250%, 03/15/2026 (F)	437	454
Triumph Group
8.875%, 06/01/2024 (F)	43	47
7.750%, 08/15/2025	220	218
6.250%, 09/15/2024 (F)	20	20
Tutor Perini
6.875%, 05/01/2025 (F)	370	373
Western Global Airlines
10.375%, 08/15/2025 (F)	160	178

		4,464

Information Technology — 0.6%
Arches Buyer
4.250%, 06/01/2028 (F)	366	366
Boxer Parent
9.125%, 03/01/2026 (F)	158	165
Castle US Holding
9.500%, 02/15/2028 (F)	170	177
CommScope
8.250%, 03/01/2027 (F)	185	190
7.125%, 07/01/2028 (F)	409	402
6.000%, 03/01/2026 (F)	150	154
CommScope Technologies
6.000%, 06/15/2025 (F)	188	188
5.000%, 03/15/2027 (F)	35	33
Magnum Holdings
5.375%, 10/31/2026 (F)	138	143
Presidio Holdings
8.250%, 02/01/2028 (F)	618	658
Twilio
3.875%, 03/15/2031	65	66
3.625%, 03/15/2029	65	65
Veritas US
7.500%, 09/01/2025 (F)	260	269

		2,876

Materials — 1.5%
Ardagh Packaging Finance
5.250%, 08/15/2027 (F)	297	299
Braskem Idesa SAPI
6.990%, 02/20/2032 (F)	368	369
CEMEX Materials
7.700%, 07/21/2025 (F)	265	297
Cleveland-Cliffs
9.875%, 10/17/2025 (F)	88	100
Cornerstone Chemical
6.750%, 08/15/2024 (F)	1,145	1,025
Domtar
6.750%, 10/01/2028 (F)	345	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Quantum Minerals
7.500%, 04/01/2025 (F)	$650	$669
6.500%, 03/01/2024 (F)	208	210
Freeport-McMoRan
5.450%, 03/15/2043	195	245
LSB Industries
6.250%, 10/15/2028 (F)	230	239
Mineral Resources
8.125%, 05/01/2027 (F)	265	286
Mountain Province Diamonds
8.000%, 12/15/2022 (D)(F)	390	360
NMG Holding
7.125%, 04/01/2026 (D)(F)	265	281
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(D)(F)(G)	460	–
Novelis
3.875%, 08/15/2031 (F)	80	80
Rain CII Carbon
7.250%, 04/01/2025 (F)	335	343
Rayonier AM Products
7.625%, 01/15/2026 (F)	152	161
Tacora Resources
8.250%, 05/15/2026 (F)	165	165
Trident Merger Sub
6.625%, 11/01/2025 (F)	79	79
Trident TPI Holdings
9.250%, 08/01/2024 (F)	114	119
Tronox
4.625%, 03/15/2029 (F)	593	592

		6,273

Real Estate — 0.2%
Diversified Healthcare Trust
9.750%, 06/15/2025	210	227
4.375%, 03/01/2031	85	82
Realogy Group
9.375%, 04/01/2027 (F)	187	202
5.750%, 01/15/2029 (F)	280	287

		798

Utilities — 0.5%
Eskom Holdings SOC MTN
8.450%, 08/10/2028	1,158	1,245
NRG Energy
3.875%, 02/15/2032 (F)	277	272
Oryx Funding
5.800%, 02/03/2031 (F)	212	224
Talen Energy Supply
10.500%, 01/15/2026 (F)	110	47
7.625%, 06/01/2028 (F)	5	4
7.250%, 05/15/2027 (F)	120	106

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 01/15/2028 (F)	$75	$66
6.500%, 06/01/2025	95	38
Vistra
7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(F)(H)	69	70
Vistra Operations
5.500%, 09/01/2026 (F)	55	57

		2,129

Total Corporate Obligations
(Cost $71,614) ($ Thousands)		71,997

	Shares
REGISTERED INVESTMENT COMPANIES — 11.1%
Merger Fund , Cl L	2,877,796	49,843
Sprott Physical Uranium Trust	19,864	219

Total Registered Investment Companies
(Cost $46,437) ($ Thousands)		50,062

	Face Amount (Thousands)
SOVEREIGN DEBT — 4.2%

Angolan Government International Bond
9.375%, 05/08/2048	$636	621
8.000%, 11/26/2029	1,176	1,158
Argentine Republic Government International Bond
3.875% , 07/09/2022	495	187
3.500%, 07/09/2022	75	26
1.500%, 07/09/2022	1,933	619
Bahrain Government International Bond
7.000%, 01/26/2026	400	439
Ecuador Government International Bond
2.500% , 07/31/2022	484	318
Egypt Government International Bond MTN
7.600%, 03/01/2029	663	657
7.500%, 01/31/2027	877	912
5.875%, 02/16/2031(F)	365	323
Ghana Government International Bond
7.750%, 04/07/2029	534	446
6.399%, 04/07/2025(F)(I)	200	140
Jordan Government International Bond
5.850%, 07/07/2030(F)	289	292
4.950%, 07/07/2025(F)	433	446
Nigeria Government International Bond
7.625%, 11/21/2025	1,688	1,797
7.375%, 09/28/2033(F)	329	313

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Oman Government International Bond
7.000%, 01/25/2051(F)		$214	$224
6.750%, 01/17/2048		495	503
6.250%, 01/25/2031		596	651
Oman Sovereign Sukuk
4.875%, 06/15/2030(F)		200	212
Paraguay Government International Bond
4.625%, 01/25/2023		1,810	1,869
Saudi Government International Bond MTN
3.750%, 01/21/2055(F)		300	322
2.750%, 02/03/2032(F)		972	1,000
South Africa Government Bond
10.500%, 12/21/2026	ZAR	21,618	1,498
8.875%, 02/28/2035		3,107	175
8.250%, 03/31/2032		1,346	76
South Africa Government International Bond
8.000%, 01/31/2030		9,470	547
Turkey Government International Bond
6.375%, 10/14/2025		$506	493
Ukraine Government International Bond
7.375%, 09/25/2032		1,100	979
6.876%, 05/21/2029		1,269	1,121
0.026%, 05/31/2040		890	809

Total Sovereign Debt
(Cost $19,577) ($ Thousands)			19,173

LOAN PARTICIPATIONS — 4.2%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.604%, 03/04/2027 (J)		260	255
Advisors Group, 1st Lien
4.604%, 07/31/2026		60	60
Aegion, 1st Lien
5.500%, 05/17/2028		140	140
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024 (J)		201	202
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (A)(J)		128	130
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (J)		171	171
American Tire, 1st Lien
7.000%, 10/08/2028 (K)		285	286
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/11/2028 (A)		199	198
Aquity Solutions, 1st Lien
6.750%, 09/13/2026 (A)(B)		440	440

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Arctic Canadian Diamond Company Ltd., Term Loan A-2, 1st Lien
6.000%, 12/31/2024 (A)(B)	$35	$35
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (A)(B)	229	229
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
4.250%, 07/17/2028	39	39
Aveanna Healthcare LLC, Extended Term Loan, 1st Lien
4.250%, 07/17/2028	166	165
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (D)	46	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (D)	272	267
Boxer Parent Inc., Replacement Dollar Term Loan, 1st Lien
3.974%, 10/02/2025	273	271
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024	208	160
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.750%, 05/08/2023 (J)	486	487
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.500%, 08/08/2023 (J)	208	202
CBAC Borrower, LLC, Term Loan B, 1st Lien
4.104%, 07/08/2024 (J)	242	239
Century Casinos, Inc., Term Loan, 1st Lien
6.500%, 12/07/2026 (A)	184	183
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/23/2026	576	565
Cogeco Communications Finance, Initial Term B Loan, 1st Lien
3.000%, 09/01/2028	56	56
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR + 5.000%, 01/04/2026	458	448
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
6.604%, 10/31/2026 (A)(K)	238	231
DEI Sales Inc., Initial Term Loan, 1st Lien
5.604%, 04/28/2028 (A)	291	290
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	265	265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
8.500%, 07/02/2024 (A)	$44	$43
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
8.000%, 07/02/2024	103	100
DMT Solutions Global Corporation, Term Loan
8.500%, 07/02/2024	42	41
8.000%, 07/02/2024	99	97
East Valley Tourist Development Authority , Term Loan, 1st Lien
8.500%, VAR LIBOR + 8.000%, 03/07/2022 (A)	176	175
Eastman Tire, Term Loan B, 1st Lien
6.000%, 08/12/2028 (A)	175	175
ELO Touch Solutions, Term Loan B, 1st Lien
6.604%, 12/14/2025	165	165
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 10/10/2025 (K)	973	780
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027 (K)	939	790
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR + 4.500%, 02/19/2026	145	145
Glass Mountain Holdings Pipeline, 1st Lien
5.500%, 10/28/2027	17	15
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 03/14/2025	285	284
Hurtigruten Group, 1st Lien
8.000%, 06/11/2023 (D)	138	156
J.C. Penney Borrower LLC, Term Loan
9.250%, 12/07/2025 (J)	368	368
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/23/2023 (A)	378	—
Jadex Inc., Refinancing Term Loan, 1st Lien
5.500%, 02/18/2028	154	153
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR + 6.250%, 04/21/2027	302	295
Libbey, 1st Lien
11.000%, 11/13/2025 (J)	143	148

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.130%, 10/01/2024 (J)	$877	$855
LifeScan, 2nd Lien
9.630%, 10/01/2025	85	80
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, VAR LIBOR + 8.125%, 02/16/2022	723	698
Mavenir Systems Inc., Initial Term Loan, 1st Lien
5.250%, 08/18/2028	195	195
Mcgraw-Hill Education Inc., Initial Term Loan, 1st Lien
5.250%, 07/28/2028	285	283
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 09/30/2028 (A)	235	235
MSG National, 1st Lien
7.000%, 12/31/2049 (A)	308	314
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (J)	232	232
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
5.500%, 02/28/2028	195	194
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/01/2028	204	204
PLNTF Holdings Inc., 1st Lien
9.000%, 03/22/2026 (A)(J)	204	204
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.129%, 07/31/2025 (J)	655	634
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
8.224%, 03/19/2024 (J)	43	34
8.214%, 03/19/2024 (K)	151	119
Quantum Health, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
5.250%, 12/22/2027 (A)	195	194
R.R. Donnelley & Sons Company, Term B Loan
5.104%, 01/15/2024	64	64
Radar Bidco SARL, Initial Term Loan, 1st Lien
10.000%, 12/16/2024 (K)	307	352
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 09/07/2023 (A)(G)	897	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
RXB Holdings Inc., Initial Term Loan, 1st Lien
5.250%, 12/20/2027 (A)	$212	$212
S&S Holdings, LLC, Cov-Lite, 1st Lien
5.500%, 03/11/2028	8	8
S&S Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028 (J)	281	281
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (A)(J)	149	147
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.104%, 06/19/2026 (J)	214	213
Springs Window Fashions LLC, Tranche B Term Loan, 1st Lien
4.750%, 09/17/2028	320	317
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, VAR LIBOR + 9.000%, 03/11/2024	140	138
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR + 5.000%, 03/09/2023	1,202	1,194
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 2.750%, 02/06/2024	566	539
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, 02/28/2025	71	73
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.132%, VAR LIBOR + 5.000%, 05/29/2026 (K)	162	135
VC GB Holdings Corp, Initial Term Loan, 1st Lien
4.000%, 07/21/2028	285	282
Vida Capital, Term Loan
6.104%, 10/01/2026 (A)(J)	185	169

Total Loan Participations
(Cost $19,013) ($ Thousands)		19,108

	Shares
FOREIGN COMMON STOCK — 1.6%

Australia — 0.5%
Western Areas	866,988	2,162

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Canada — 0.2%
Lightspeed Commerce *	18,605	$752

France — 0.1%
X-Fab Silicon Foundries *(F)	45,423	472

Hong Kong — 0.1%
Alibaba Group Holding *	35,282	538

Italy — 0.2%
Nexi *	50,438	802

Luxembourg — 0.0%
SES SA, Cl A	4,231	34

Netherlands — 0.2%
Adyen NV *	328	862

Norway — 0.1%
Nordic Semiconductor *	14,593	493

Spain — 0.0%
Obrascon Huarte Lain	35,004	41

United Kingdom — 0.2%
Clarivate PLC *	33,327	784
John Menzies PLC	7,166	30
Micro Focus International ADR	8,205	46
Venator Materials PLC *	6,906	17

		877

Total Foreign Common Stock
(Cost $7,908) ($ Thousands)		7,033

	Face Amount (Thousands)
MUNICIPAL BONDS — 1.4%
Puerto Rico — 1.4%
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (G)	$4	4
Commonwealth of Puerto Rico, Ser A-PSA, GO
8.000%, 07/01/2035 (G)	6,255	5,551
Commonwealth of Puerto Rico, Ser A-PSA, GO
5.500%, 07/01/2039 (G)	325	306

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 07/01/2041 (G)	$660	$593

Total Municipal Bonds
(Cost $6,358) ($ Thousands)		6,454

	Number of Warrants
WARRANTS — 0.5%
Accretion Acquisition, Expires 02/22/2023
Strike Price $11.50 *	22,925	9
Achari Ventures Holdings I, Expires 02/08/2023
Strike Price $11.50 *	46,839	15
Aequi Acquisition, Expires 12/03/2027
Strike Price $11.50 *	16,618	9
Aesther Healthcare Acquisition, Expires 01/22/2023
Strike Price $11.50 *	9,269	4
AF Acquisition, Expires 04/03/2028
Strike Price $11.50 *	12,153	7
AfterNext HealthTech Acquisition, Expires 07/12/2023
Strike Price $11.50 *	6,212	4
Agrico Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,387	8
Alberton Acquisition, Expires 11/24/2023
Strike Price $11.50 *	2,253	–
Alpha Partners Technology Merger, Expires 04/03/2028
Strike Price $11.50 *	7,178	4
Altimar Acquisition III, Expires 01/03/2029
Strike Price $11.50 *	2,861	3
AMERICAS TECHNOLOGY ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	1,139	–
Arctos NorthStar Acquisition, Expires 01/03/2029
Strike Price $11.50 *	9,421	7
Armada Acquisition I, Expires 01/05/2023
Strike Price $11.50 *	1,732	1
Arrowroot Acquisition, Expires 03/05/2026
Strike Price $11.50 *	17,880	9
Artemis Strategic Investment, Expires 02/15/2023
Strike Price $11.50 *	5,458	3
Astrea Acquisition, Expires 01/16/2026
Strike Price $11.50 *	19,270	10
Athlon Acquisition, Expires 03/08/2026
Strike Price $11.50 *	58,512	35
Atlantic Avenue Acquisition, Expires 10/09/2027
Strike Price $11.50 *	54,602	27

12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Austerlitz Acquisition I, Expires 02/22/2026
Strike Price $11.50 *	3,154	$3
Austerlitz Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	62,991	62
Authentic Equity Acquisition, Expires 01/03/2028
Strike Price $11.50 *	46,461	25
Avalon Acquisition, Expires 03/01/2023
Strike Price $11.50 *	51,839	20
Avanti Acquisition, Expires 01/03/2026
Strike Price $11.50 *	3,808	2
Bannix Acquisition, Expires 02/22/2023
Strike Price $11.50 *	50,477	24
Belong Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,180	1
Big Sky Growth Partners, Expires 03/01/2023
Strike Price $11.50 *	938	1
Biotech Acquisition, Expires 12/03/2027
Strike Price $11.50 *	48,844	32
Bite Acquisition, Expires 01/03/2028
Strike Price $11.50 *	30,877	16
BlueRiver Acquisition, Expires 01/07/2026
Strike Price $11.50 *	5,848	4
BOA Acquisition, Expires 02/25/2028
Strike Price $11.50 *	27,634	15
Build Acquisition, Expires 05/02/2023
Strike Price $11.50 *	16,286	11
BYTE Acquisition, Expires 01/03/2029
Strike Price $11.50 *	5,061	3
Carney Technology Acquisition II, Expires 12/03/2027
Strike Price $11.50 *	7,126	5
Cascade Acquisition, Expires 12/03/2027
Strike Price $11.50 *	400	–
Catcha Investment, Expires 01/03/2028
Strike Price $11.50 *	10,952	6
CENAQ Energy, Expires 01/03/2028
Strike Price $11.50 *	124,898	54
Chardan NexTech Acquisition 2, Expires 04/04/2027
Strike Price $11.50 *	14,739	9
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $36.18 *	212	7
Churchill Capital V, Expires 11/01/2027
Strike Price $11.50 *	13,781	14
Churchill Capital VII, Expires 03/03/2028
Strike Price $11.50 *	32,921	33
CHW Acquisition, Expires 03/04/2028
Strike Price $11.50 *	42,644	21

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
CIIG Capital Partners II, Expires 03/02/2028
Strike Price $11.50 *	25,907	$21
Clarim Acquisition, Expires 01/03/2028
Strike Price $11.50 *	28,544	18
Class Acceleration, Expires 04/03/2028
Strike Price $11.50 *	12,814	7
CleanTech Acquisition, Expires 08/02/2026
Strike Price $11.50 *	26,623	16
Cohn Robbins Holdings, Expires 08/31/2025
Strike Price $11.50 *	10,885	9
Colombier Acquisition, Expires 01/03/2029
Strike Price $11.50 *	376	–
Constellation Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	24,013	15
COVA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	52,771	26
Crystal Peak Acquisition, Expires 06/25/2026
Strike Price $11.50 *	6,877	3
D & Z Media Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,349	6
Data Knights Acquisition, Expires 01/03/2029
Strike Price $11.50 *	20,404	8
Decarbonization Plus Acquisition IV, Expires 01/03/2029
Strike Price $11.50 *	323	–
Deep Lake Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,584	3
Delwinds Insurance Acquisition, Expires 08/04/2027
Strike Price $11.50 *	31,075	15
DHB Capital, Expires 03/18/2028
Strike Price $11.50 *	4,078	2
DHC Acquisition, Expires 01/03/2028
Strike Price $11.50 *	19,442	10
DiamondHead Holdings, Expires 01/31/2028
Strike Price $11.50 *	7,440	4
Digital Transformation Opportunities, Expires 04/03/2028
Strike Price $11.50 *	22,067	15
Disruptive Acquisition I, Expires 03/09/2026
Strike Price $11.50 *	82	–
Disruptive Capital Acquisition, Expires 10/10/2026
Strike Price $11.50 *	1,635	1
DPCM Capital, Expires 10/17/2027
Strike Price $11.50 *	400	–
DTRT Health Acquisition, Expires 11/15/2022
Strike Price $11.50 *	7,641	4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Dune Acquisition, Expires 11/01/2027
Strike Price $11.50 *	9,044	$4
E.Merge Technology Acquisition, Expires 08/02/2025
Strike Price $11.50 *	27,582	15
East Resources Acquisition, Expires 07/04/2027
Strike Price $11.50 *	47,713	25
Edify Acquisition, Expires 01/03/2028
Strike Price $11.50 *	22,125	11
Empowerment & Inclusion Capital I, Expires 01/03/2028
Strike Price $11.50 *	22,282	11
EQ Health Acquisition, Expires 02/05/2028
Strike Price $11.50 *	11,911	6
Evo Acquisition, Expires 01/03/2028
Strike Price $11.50 *	1,533	1
Executive Network Partnering, Expires 09/28/2028
Strike Price $11.50 *	7,711	5
Finnovate Acquisition, Expires 04/18/2023
Strike Price $11.50 *	7,422	3
Fintech Evolution Acquisition Group, Expires 04/03/2028
Strike Price $11.50 *	5,892	4
Forest Road Acquisition II, Expires 01/18/2026
Strike Price $11.50 *	1,525	1
Fortistar Sustainable Solutions, Expires 01/03/2028
Strike Price $11.50 *	28,967	18
Fortress Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	746	1
Fortress Value Acquisition IV, Expires 03/21/2028
Strike Price $11.50 *	277	–
Freedom Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	14,213	8
Fusion Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	29,344	18
G Squared Ascend II, Expires 01/03/2027
Strike Price $11.50 *	3,633	2
G&P Acquisition, Expires 03/08/2027
Strike Price $11.50 *	24,238	13
GAC Holdco, Expires 08/15/2026
Strike Price $– *(A)(B)	272	41
Galata Acquisition, Expires 01/03/2029
Strike Price $11.50 *	1,286	1
Gaming & Hospitality Acquisition, Expires 02/07/2028
Strike Price $11.50 *	3,738	2

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
GigCapital5, Expires 01/03/2029
Strike Price $11.50 *	53,115	$28
Gladstone Acquisition, Expires 01/03/2028
Strike Price $11.50 *	10,821	6
Global Consumer Acquisition, Expires 01/03/2028
Strike Price $11.50 *	49,117	29
Global SPAC Partners, Expires 12/03/2027
Strike Price $11.50 *	24,026	12
Global Synergy Acquisition, Expires 01/03/2028
Strike Price $11.50 *	19,802	10
GO Acquisition, Expires 09/03/2027
Strike Price $11.50 *	17,821	12
Goal Acquisitions, Expires 02/03/2022
Strike Price $11.50 *	99,008	54
GoGreen Investments, Expires 06/07/2023
Strike Price $11.50 *	1,048	–
Golden Arrow Merger, Expires 08/03/2026
Strike Price $11.50 *	4,618	2
Golden Falcon Acquisition, Expires 11/07/2026
Strike Price $11.50 *	10,745	7
Growth Capital Acquisition, Expires 06/04/2027
Strike Price $11.50 *	3,942	3
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(A)(B)	574	28
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(A)(B)	574	45
GX Acquisition II, Expires 01/03/2029
Strike Price $11.50 *	21,247	11
Hamilton Lane Alliance Holdings I, Expires 01/11/2026
Strike Price $11.50 *	74	–
Healthcare Services Acquisition, Expires 01/03/2028
Strike Price $11.50 *	15,656	8
Healthwell Acquisition I, Expires 08/08/2028
Strike Price $11.50 *	5,502	3
HH&L Acquisition, Expires 02/07/2026
Strike Price $11.50 *	27,521	16
HPX, Expires 07/17/2025
Strike Price $11.50 *	31,444	17
HumanCo Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,242	4
Industrial Human Capital, Expires 01/03/2029
Strike Price $11.50 *	14,727	6

14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
International Media Acquisition, Expires 01/03/2029
Strike Price $11.50 *	49,991	$16
Isleworth Healthcare Acquisition, Expires 08/02/2027
Strike Price $11.50 *	33,525	17
ITHAX Acquisition, Expires 01/03/2028
Strike Price $11.50 *	55,027	30
Itiquira Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,337	1
Jack Creek Investment, Expires 01/03/2028
Strike Price $11.50 *	39,144	21
Jaws Mustang Acquisition, Expires 02/02/2026
Strike Price $11.50 *	1,048	1
JOFF Fintech Acquisition, Expires 01/03/2028
Strike Price $11.50 *	1,782	1
Jupiter Acquisition, Expires 08/28/2022
Strike Price $11.50 *	19	–
Kadem Sustainable Impact, Expires 03/19/2026
Strike Price $11.50 *	11,709	6
Kairos Acquisition, Expires 01/03/2028
Strike Price $11.50 *	51,544	25
Kernel Group Holdings, Expires 02/03/2027
Strike Price $11.50 *	24,684	12
KINS Technology Group, Expires 01/03/2026
Strike Price $11.50 *	7,292	3
Kismet Acquisition Three, Expires 01/03/2028
Strike Price $11.50 *	10,888	5
Kismet Acquisition Two, Expires 01/03/2028
Strike Price $11.50 *	15,271	8
KKR Acquisition Holdings I, Expires 01/03/2028
Strike Price $11.50 *	22,681	23
KL Acquisition, Expires 01/15/2028
Strike Price $11.50 *	1,218	1
L Catterton Asia Acquisition, Expires 03/18/2026
Strike Price $11.50 *	17,531	14
L&F Acquisition, Expires 05/26/2027
Strike Price $11.50 *	2,787	2
LDH Growth I, Expires 01/03/2029
Strike Price $11.50 *	5,140	4
Lead Edge Growth Opportunities, Expires 01/03/2029
Strike Price $11.50 *	1,105	1
Leo Holdings II, Expires 01/10/2028
Strike Price $11.50 *	37,517	22

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
LMF Acquisition Opportunities, Expires 02/03/2027
Strike Price $11.50 *	4,850	$2
Macondray Capital Acquisition I, Expires 05/20/2026
Strike Price $11.50 *	7,733	4
Maquia Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	3,383	2
Mason Industrial Technology, Expires 01/03/2028
Strike Price $11.50 *	10,089	7
Maxpro Capital Acquisition, Expires 01/25/2023
Strike Price $11.50 *	45,043	17
MDH Acquisition, Expires 02/05/2028
Strike Price $11.50 *	1,216	1
Mercury Ecommerce Acquisition, Expires 03/28/2023
Strike Price $11.50 *	21,457	11
Minority Equality Opportunities Acquisition, Expires 05/02/2023
Strike Price $11.50 *	76,823	32
Mission Advancement, Expires 01/03/2029
Strike Price $11.50 *	144,810	74
Monterey Bio Acquisition, Expires 06/10/2023
Strike Price $11.50 *	30,029	12
Monument Circle Acquisition, Expires 01/03/2028
Strike Price $11.50 *	59,096	30
Mudrick Capital Acquisition II, Expires 09/13/2027
Strike Price $11.50 *	15,585	12
Music Acquisition, Expires 02/08/2028
Strike Price $11.50 *	17,039	10
Newbury Street Acquisition, Expires 01/03/2028
Strike Price $11.50 *	836	1
NightDragon Acquisition, Expires 01/03/2028
Strike Price $11.50 *	7,853	7
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	2,470	26
Noble Rock Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,133	6
Northern Lights Acquisition, Expires 12/05/2022
Strike Price $11.50 *	2,183	1
Northern Star Investment II, Expires 02/03/2028
Strike Price $11.50 *	4,726	3

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Northern Star Investment IV, Expires 01/03/2028
Strike Price $11.50 *	909	$1
Nova Vision Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,235	7
OCA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	21,124	10
OceanTech Acquisitions I, Expires 05/13/2026
Strike Price $11.50 *	10,875	5
One Equity Partners Open Water I, Expires 01/03/2028
Strike Price $11.50 *	39,740	24
Orion Acquisition, Expires 02/22/2026
Strike Price $11.50 *	6,754	4
Osiris Acquisition, Expires 05/04/2028
Strike Price $11.50 *	11,293	6
Oxbridge Acquisition, Expires 01/22/2023
Strike Price $11.50 *	46,667	20
Oyster Enterprises Acquisition, Expires 01/03/2028
Strike Price $11.50 *	64,976	30
Parabellum Acquisition, Expires 03/29/2023
Strike Price $11.50 *	51,156	23
Parsec Capital Acquisitions, Expires 01/08/2023
Strike Price $11.50 *	39,333	16
PepperLime Health Acquisition, Expires 03/31/2023
Strike Price $11.50 *	3,250	1
Perception Capital II, Expires 01/03/2029
Strike Price $11.50 *	4,804	2
Phoenix Biotech Acquisition, Expires 09/04/2026
Strike Price $11.50 *	1,048	–
Pine Technology Acquisition, Expires 04/03/2028
Strike Price $11.50 *	4,088	2
PMV Consumer Acquisition, Expires 09/03/2027
Strike Price $11.50 *	2,509	2
Pono Capital, Expires 12/19/2022
Strike Price $11.50 *	43,750	21
Powered Brands, Expires 01/03/2028
Strike Price $11.50 *	4,783	3
Primavera Capital Acquisition, Expires 01/22/2026
Strike Price $11.50 *	373	–
Prime Impact Acquisition I, Expires 10/04/2030
Strike Price $11.50 *	38,651	21

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Priveterra Acquisition, Expires 01/03/2028
Strike Price $11.50 *	7,218	$4
Progress Acquisition, Expires 01/03/2028
Strike Price $11.50 *	33,151	16
Property Solutions Acquisition II, Expires 03/04/2026
Strike Price $11.50 *	4,807	3
Prospector Capital, Expires 01/04/2025
Strike Price $11.50 *	8,397	5
Provident Acquisition, Expires 01/15/2026
Strike Price $11.50 *	17,168	9
Recharge Acquisition, Expires 10/08/2027
Strike Price $11.50 *	49,703	24
Riverview Acquisition, Expires 04/11/2023
Strike Price $11.50 *	6,893	4
RMG Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	1,008	1
RXR Acquisition, Expires 03/11/2026
Strike Price $11.50 *	207	–
Sanaby Health Acquisition I, Expires 08/02/2028
Strike Price $11.50 *	5,458	3
Sandbridge X2, Expires 01/03/2028
Strike Price $11.50 *	18,360	10
Science Strategic Acquisition Alpha, Expires 01/03/2028
Strike Price $11.50 *	8,054	4
ScION Tech Growth I, Expires 11/04/2025
Strike Price $11.50 *	15,575	9
ScION Tech Growth II, Expires 01/31/2026
Strike Price $11.50 *	9,805	6
SCP & CO Healthcare Acquisition, Expires 01/30/2028
Strike Price $11.50 *	20,988	12
SCVX, Expires 01/27/2025
Strike Price $11.50 *	88	–
Seaport Global Acquisition II, Expires 11/04/2023
Strike Price $11.50 *	29,322	15
Senior Connect Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	13,932	7
Shelter Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	6,990	4
Sierra Lake Acquisition, Expires 04/03/2028
Strike Price $11.50 *	17	–
Silver Crest Acquisition, Expires 04/03/2028
Strike Price $11.50 *	20,488	12
Slam, Expires 01/03/2028
Strike Price $11.50 *	13,622	8

16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Software Acquisition Group III, Expires 01/03/2028
Strike Price $11.50 *	13,613	$8
Sports Ventures Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,401	8
SportsTek Acquisition, Expires 01/03/2028
Strike Price $11.50 *	29,252	17
Springwater Special Situations, Expires 04/15/2026
Strike Price $11.50 *	3,030	2
StoneBridge Acquisition, Expires 03/01/2023
Strike Price $11.50 *	8,747	4
Stratim Cloud Acquisition, Expires 03/08/2026
Strike Price $11.50 *	9,690	6
Sustainable Development Acquisition I, Expires 01/03/2029
Strike Price $11.50 *	625	–
Tailwind Acquisition, Expires 09/10/2027
Strike Price $11.50 *	29,784	15
Tailwind International Acquisition, Expires 03/04/2028
Strike Price $11.50 *	53,436	30
Tastemaker Acquisition, Expires 01/03/2026
Strike Price $11.50 *	3,311	2
TB Acquisition, Expires 03/28/2028
Strike Price $11.50 *	1,944	1
TCW Special Purpose Acquisition
Strike Price $11.50 *‡‡	5,058	3
Tech and Energy Transition, Expires 01/03/2028
Strike Price $11.50 *	27,648	19
TG Venture Acquisition, Expires 08/16/2023
Strike Price $11.50 *	10,865	5
Thrive Acquisition, Expires 03/12/2023
Strike Price $11.50 *	3,143	2
Tiga Acquisition, Expires 11/30/2026
Strike Price $11.50 *	629	–
TLG Acquisition One, Expires 01/28/2028
Strike Price $11.50 *	36,511	19
TPG Pace Beneficial Finance, Expires 10/12/2027
Strike Price $11.50 *	677	1
Trepont Acquisition I, Expires 11/27/2025
Strike Price $11.50 *	33,472	19
Tuatara Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,210	1

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Twelve Seas Investment II, Expires 03/05/2028
Strike Price $11.50 *	24,081	$12
TZP Strategies Acquisition, Expires 01/03/2028
Strike Price $11.50 *	40,244	20
Ventoux CCM Acquisition, Expires 10/03/2025
Strike Price $11.50 *	19,301	9
Virgin Group Acquisition II, Expires 03/16/2026
Strike Price $11.50 *	115	–
Warrior Technologies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	37,805	19
WeWork, Expires 10/23/2026
Strike Price $11.50 *	689	1
Williams Rowland Acquisition, Expires 12/28/2022
Strike Price $11.50 *	63,737	33
Windstream Services
Strike Price $– *‡‡	5,809	110
WinVest Acquisition, Expires 02/22/2023
Strike Price $11.50 *	45,182	9
World Quantum Growth Acquisition, Expires 01/03/2029
Strike Price $11.50 *	2,724	2
XPAC Acquisition, Expires 05/16/2027
Strike Price $11.50 *	9,400	5
Z-Work Acquisition, Expires 01/07/2026
Strike Price $11.50 *	29,570	18

Total Warrants
(Cost $2,450) ($ Thousands)		2,422

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 0.5%
Other Asset-Backed Securities — 0.5%

CFIP CLO, Ser 2021-1A, Cl D
3.654%, VAR ICE LIBOR USD 3 Month + 3.540%, 01/20/2035(F)	$250	248
Marathon CLO, Ser 2021-17A, Cl C
4.323%, VAR ICE LIBOR USD 3 Month + 4.110%, 01/20/2035(F)	250	248
Octagon Investment Partners 43, Ser 2019-1A, Cl D
4.024%, VAR ICE LIBOR USD 3 Month + 3.900%, 10/25/2032(F)	250	250
Sound Point CLO XXIX, Ser 2021-1A, Cl D
3.624%, VAR ICE LIBOR USD 3 Month + 3.500%, 04/25/2034(F)	250	250

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
STWD, Ser 2021-FL2, Cl D
2.909%, VAR ICE LIBOR USD 1 Month + 2.800%, 04/18/2038(F)		$100	$100
STWD, Ser 2021-FL2, Cl E
3.659%, VAR ICE LIBOR USD 1 Month + 3.550%, 04/18/2038(F)		100	100
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
2.724%, VAR ICE LIBOR USD 3 Month + 2.600%, 10/15/2027(F)		250	250
TPG Real Estate Finance Issuer, Ser 2021-FL4, Cl D
3.709%, VAR ICE LIBOR USD 1 Month + 3.600%, 03/15/2038(F)		100	100
TPG Real Estate Finance Issuer, Ser 2021-FL4, Cl E
4.459%, VAR ICE LIBOR USD 1 Month + 4.350%, 03/15/2038(F)		100	100
Tryon Park CLO, Ser 2018-1A, Cl CR
2.824%, VAR ICE LIBOR USD 3 Month + 2.700%, 04/15/2029(F)		250	248
Venture XVII CLO, Ser 2018-17A, Cl DRR
2.944%, VAR ICE LIBOR USD 3 Month + 2.820%, 04/15/2027(F)		200	192

Total Asset-Backed Securities
(Cost $2,094) ($ Thousands)			2,086

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill
0.064%, 05/19/2022 (I)		483	483
U.S. Treasury Notes
1.375%, 11/15/2031		326	322
1.250%, 11/30/2026		233	233

Total U.S. Treasury Obligations
(Cost $1,042) ($ Thousands)			1,038

CONVERTIBLE BONDS — 0.2%
Air Canada CV to 65.134
4.000% , 07/01/2025		60	79
Canopy Growth CV to 20.758
4.250% , 07/15/2023(F)	CAD	152	111
Granite Point Mortgage Trust CV to 50.089
6.375% , 10/01/2023		$15	15
Granite Point Mortgage Trust CV to 51.994
5.625% , 12/01/2022(F)		55	55
Liberty Latin America CV to 48.432
2.000% , 07/15/2024		265	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Media CV to 16.776
3.750% , 02/15/2030	$230	$174
Liberty Media CV to 22.947
4.000% , 11/15/2029	216	162
Pebblebrook Hotel Trust CV to 39.2549
1.750% , 12/15/2026	115	127

Total Convertible Bonds
(Cost $922) ($ Thousands)		984

	Shares
PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Boardriders Inc. *(A)(B)(D)(L)	25,646	31
Bowlero (A)(B)(L)	290	290
Guitar Center *(A)(B)(L)	39	4

		325
Materials — 0.0%
Libbey Glass Inc. (A)(L)	766	90

Total Preferred Stock
(Cost $370) ($ Thousands)		415

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITY — 0.0%
Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
3.851%, VAR ICE LIBOR USD 1 Month + 3.741%, 11/15/2036(F)	175	175

Total Mortgage-Backed Security

(Cost $175) ($ Thousands)		175

	Shares
CASH EQUIVALENTS — 25.3%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I
0.004%**	64,744	65
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	114,445,452	114,445

Total Cash Equivalents
(Cost $114,510) ($ Thousands)		114,510

Total Investments in Securities — 97.6%
(Cost $437,480) ($ Thousands)		$442,246

18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT— (11.7)%
Communication Services — (1.2)%
Alphabet Inc, Cl A *	(228)	$(661)
AT&T Inc	(20,292)	(499)
Charter Communications Inc, Cl A *	(764)	(498)
Cogent Communications Holdings Inc	(8,452)	(619)
Electronic Arts Inc	(3,755)	(495)
Frontier Communications Parent Inc *	(5,900)	(174)
Live Nation Entertainment Inc *	(8,358)	(1,000)
Lumen Technologies Inc	(14,615)	(183)
New York Times Co/The, Cl A	(4,622)	(223)
Nexstar Media Group Inc, Cl A	(2,199)	(332)
Sinclair Broadcast Group Inc, Cl A	(6,376)	(169)
Verizon Communications Inc	(9,613)	(500)

		(5,353)

Consumer Discretionary — (1.9)%
Airbnb Inc, Cl A *	(2,632)	(438)
Brunswick Corp/DE	(10,848)	(1,093)
Carvana Co, Cl A *	(3,868)	(897)
Cheesecake Factory Inc/The *	(13,011)	(509)
Darden Restaurants Inc	(4,420)	(666)
Domino's Pizza Inc	(1,188)	(670)
DR Horton Inc	(6,237)	(676)
Etsy Inc *	(2,120)	(464)
Expedia Group Inc *	(1,834)	(332)
Grand Canyon Education Inc *	(3,902)	(334)
RH *	(600)	(322)
Sonos Inc *	(14,669)	(437)
Tesla Inc *	(469)	(496)
Tri Pointe Homes Inc *	(11,971)	(334)
Ulta Beauty Inc *	(2,433)	(1,003)

		(8,671)

Consumer Staples — (1.5)%
Campbell Soup Co	(33,319)	(1,448)
Estee Lauder Cos Inc/The, Cl A	(2,691)	(996)
J M Smucker Co/The	(10,736)	(1,458)
Kellogg Co	(21,614)	(1,392)
SpartanNash Co	(58,023)	(1,495)

		(6,789)

Energy — (0.2)%
Dorian LPG Ltd	(79,572)	(1,010)

Financials — (0.9)%
Charles Schwab Corp/The	(7,793)	(655)
FactSet Research Systems Inc	(1,026)	(499)
Futu Holdings ADR *	(2,335)	(101)
Goldman Sachs Group Inc/The	(2,591)	(991)
Janus Henderson Group PLC	(5,094)	(214)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
MSCI Inc, Cl A	(730)	$(447)
S&P Global Inc	(1,639)	(774)
Upstart Holdings Inc *	(2,273)	(344)

		(4,025)

Health Care — (0.1)%
Bruker Corp	(5,923)	(497)
Joint Corp/The *	(849)	(56)

		(553)

Industrials — (0.8)%
Matson Inc	(15,103)	(1,360)
Nordson Corp	(2,499)	(638)
TPI Composites *	(85,614)	(1,281)
ZTO Express Cayman Inc ADR	(10,724)	(302)

		(3,581)

Information Technology — (4.3)%
Advanced Micro Devices Inc *	(44,195)	(6,360)
Apple Inc	(7,559)	(1,342)
Block Inc, Cl A *	(2,040)	(329)
Cloudflare Inc, Cl A *	(1,676)	(220)
Corsair Gaming *	(45,417)	(954)
Diodes Inc *	(3,023)	(332)
DXC Technology Co *	(10,189)	(328)
GoDaddy Inc, Cl A *	(4,099)	(348)
HashiCorp, Cl A	(2,488)	(226)
II-VI Inc *	(4,881)	(333)
Intel Corp	(9,779)	(504)
International Business Machines Corp	(5,646)	(755)
Lumentum Holdings Inc *	(3,125)	(331)
Microchip Technology Inc	(11,484)	(1,000)
Microsoft Corp	(1,956)	(658)
NortonLifeLock Inc	(73)	(2)
Okta Inc, Cl A *	(4,194)	(940)
ON Semiconductor Corp *	(14,662)	(996)
Paylocity Holding Corp *	(2,176)	(514)
Procore Technologies Inc *	(5,028)	(402)
PTC Inc *	(4,629)	(561)
Qorvo Inc *	(2,138)	(334)
Rackspace Technology Inc *	(17,667)	(238)
Radware Ltd *	(4,177)	(174)
Skyworks Solutions Inc	(3,015)	(468)
Western Union Co/The	(27,602)	(492)
Zeta Global Holdings, Cl A	(14,731)	(124)
Zscaler Inc *	(1,469)	(472)

		(19,737)

Real Estate — (0.8)%
Equinix Inc	(573)	(485)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Federal Realty Investment Trust		(4,947)	$(674)
Hudson Pacific Properties Inc		(27,192)	(672)
Jones Lang LaSalle Inc *		(2,473)	(666)
Redfin Corp *		(8,728)	(335)
Regency Centers Corp		(9,089)	(685)

			(3,517)

Total Common Stock Sold Short
(Proceeds $52,951) ($ Thousands)			(53,236)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.1)%
Communication Services — (0.1)%
Front Range BidCo
6.125%, 03/01/2028 (F)		$(559)	(551)

Consumer Discretionary — (0.7)%
American Axle & Manufacturing
5.000%, 10/01/2029		(151)	(148)
Cooper-Standard Automotive
5.625%, 11/15/2026 (F)		(65)	(54)
Douglas GmbH
6.000%, 04/08/2026	EUR	(321)	(364)
Las Vegas Sands
3.900%, 08/08/2029		$(223)	(224)
MGM Resorts International
5.500%, 04/15/2027		(95)	(101)
4.625%, 09/01/2026		(471)	(490)
Sands China
5.400%, 08/08/2028		(176)	(190)
3.250%, 08/08/2031 (F)		(65)	(61)
Signal Parent
6.125%, 04/01/2029 (F)		(53)	(47)
WW International
4.500%, 04/15/2029 (F)		(325)	(311)
Wynn Las Vegas
5.250%, 05/15/2027 (F)		(701)	(717)
			(2,707)
Consumer Staples — (0.1)%
B&G Foods
5.250%, 09/15/2027		(65)	(67)
Bellis Finco
4.000%, 02/16/2027	GBP	(59)	(75)
Kronos Acquisition Holdings
7.000%, 12/31/2027 (F)		$(173)	(163)
Ontex Group
3.500%, 07/15/2026	EUR	(195)	(211)
Oriflame Investment Holding
5.125%, 05/04/2026 (F)		$(32)	(30)
			(546)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Energy — (0.3)%
Bristow Group
6.875%, 03/01/2028 (F)	$(31)	$(32)
Callon Petroleum
8.000%, 08/01/2028 (F)	(334)	(337)
Comstock Resources
6.750%, 03/01/2029 (F)	(295)	(320)
5.875%, 01/15/2030 (F)	(43)	(44)
Laredo Petroleum
9.500%, 01/15/2025	(88)	(90)
7.750%, 07/31/2029 (F)	(80)	(78)
Precision Drilling
6.875%, 01/15/2029 (F)	(43)	(44)
SM Energy
6.750%, 09/15/2026	(199)	(204)
Western Midstream Operating
5.300%, 02/01/2030	(308)	(339)
		(1,488)
Health Care — (0.3)%
Bausch Health
5.250%, 02/15/2031 (F)	(130)	(114)
Cardinal Health
3.410%, 06/15/2027	(218)	(234)
Emergent BioSolutions
3.875%, 08/15/2028 (F)	(151)	(145)
Global Medical Response
6.500%, 10/01/2025 (F)	(117)	(118)
Lannett
7.750%, 04/15/2026 (F)	(70)	(54)
LifePoint Health
5.375%, 01/15/2029 (F)	(195)	(194)
Mozart Debt Merger Sub
5.250%, 10/01/2029 (F)	(151)	(153)
Option Care Health
4.375%, 10/31/2029 (F)	(198)	(199)
		(1,211)
Industrials — (0.2)%
Allied Universal Holdco
6.000%, 06/01/2029 (F)	(211)	(205)
American Airlines Group
5.000%, 06/01/2022 (F)	(281)	(282)
Bombardier
6.000%, 02/15/2028 (F)	(142)	(142)
Garda World Security
6.000%, 06/01/2029 (F)	(108)	(103)
Park-Ohio Industries
6.625%, 04/15/2027	(61)	(59)
Wolverine Escrow
9.000%, 11/15/2026 (F)	(121)	(115)
		(906)

20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Information Technology — (0.3)%
CommScope Technologies
5.000%, 03/15/2027 (F)		$(263)	$(246)
Endure Digital
6.000%, 02/15/2029 (F)		(337)	(313)
Northwest Fiber
6.000%, 02/15/2028 (F)		(264)	(259)
Rocket Software
6.500%, 02/15/2029 (F)		(173)	(169)
TTM Technologies
4.000%, 03/01/2029 (F)		(234)	(232)
			(1,219)
Materials — (0.1)%
BWAY Holding
7.250%, 04/15/2025 (F)		(121)	(121)
LABL
8.250%, 11/01/2029 (F)		(110)	(111)
5.875%, 11/01/2028 (F)		(55)	(57)
SCIH Salt Holdings
6.625%, 05/01/2029 (F)		(88)	(82)
4.875%, 05/01/2028 (F)		(19)	(18)
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027	EUR	(185)	(199)
			(588)
Real Estate — 0.0%
Diversified Healthcare Trust
4.750%, 02/15/2028		$(150)	(147)

Utilities — 0.0%
Sunnova Energy
5.875%, 09/01/2026 (F)		(95)	(97)

Total Corporate Obligations Sold Short
(Proceeds $9,517) ($ Thousands)			(9,460)

		Shares
FOREIGN COMMON STOCK SOLD SHORT— (1.3)%
China — (0.1)%
JinkoSolar Holding ADR *		(9,957)	(458)

Denmark — (0.3)%
Demant A/S *		(27,205)	(1,394)

Germany — (0.1)%
HelloFresh *		(4,962)	(381)

India — (0.1)%
Infosys ADR		(25,816)	(653)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
Japan — (0.2)%
Nintendo Co Ltd	(1,500)	$(699)

Switzerland — (0.4)%
Logitech International	(22,689)	(1,871)

United Kingdom — (0.1)%
Micro Focus International PLC	(95,598)	(541)

Total Foreign Common Stock Sold Short
(Proceeds $5,700) ($ Thousands)		(5,997)

REGISTERED INVESTMENT COMPANIES — (0.8)%
Direxion Daily 20-Year Plus Treasury Bull 3x Shares	(17,606)	(495)
SPDR S&P 500 ETF Trust	(6,750)	(3,206)

Total Registered Investment Companies
(Proceeds $ 3,707) ($ Thousands)		(3,701)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS SOLD SHORT — (0.4)%
U.S. Treasury Notes
1.375%, 11/15/31	$(702)	(693)
1.250%, 11/30/26	(908)	(908)
Total U.S. Treasury Obligations
(Proceeds $1,612) ($ Thousands)		(1,601)

Total Investments Sold Short — (16.3)%
(Proceeds $73,487) ($ Thousands)		$(73,995)

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (M)
(Cost $230) ($ Thousands)	1,208	$102

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

A list of the open option contracts held by the Fund at December 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
Change Healthcare Inc*	14	$1	$17.00	1/22/2022	$–
iShares iBoxx $ High Yield Corporate Bond ETF*	220	18	82.00	2/19/2022	3
SPDR® S&P® Oil & Gas Exploration & Production ETF*	17	4	85.00	1/22/2022	–
United Natural Foods Inc*	11	3	40.00	1/22/2022	–

		26			3

Call Options
Caesars Entertainment Inc*	6	3	110.00	3/19/2022	2
Chesapeake Energy Corp.*	6	2	70.00	1/22/2022	–
Hertz Global Holdings Inc*	24	4	35.00	2/19/2022	1
Katapult Holdings Inc.*	79	4	7.50	1/22/2022	–
Katapult Holdings Inc.*	44	3	12.50	1/22/2022	–
Katapult Holdings Inc.*	31	4	10.00	1/22/2022	–
Norwegian Cruise Line Holdings Ltd.*	25	5	30.00	3/19/2022	1
Penn National Gaming, Inc*	10	4	70.00	4/16/2022	2
Royal Caribbean Cruises Ltd.*	7	3	85.00	3/19/2022	3
Service Properties Trust*	40	2	10.00	3/19/2022	2
TEGNA Inc*	66	8	20.00	1/22/2022	2
Viper Energy Partners LP*	532	162	24.00	6/18/2022	86

		204			99

Total Purchased Options		$230			$102

†† Represents Cost

A list of the open future contracts held by the Fund at December 31, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Short Contracts
S&P 500 Index E-MINI	(4)	Mar-2022	$(935)	$(951)	$(16)
U.S. 10-Year Treasury Note	(3)	Mar-2022	(387)	(392)	(5)
U.S. Long Treasury Bond	(20)	Mar-2022	(3,168)	(3,208)	(40)
			$(4,490)	$(4,551)	$(61)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
NATWEST MARKETS INC. (PAS)	01/19/22	USD	235	CAD	296	$(1)
NATWEST MARKETS INC. (PAS)	01/19/22	CAD	296	USD	231	(3)
Barclays PLC	02/11/22	USD	22	CAD	28	—
Barclays PLC	02/11/22	CAD	330	USD	265	4
Barclays PLC	02/11/22	EUR	700	USD	809	12
Barclays PLC	02/16/22	USD	218	JPY	24,747	(3)
Barclays PLC	03/16/22	CHF	130	USD	142	(1)
Barclays PLC	03/16/22	EUR	361	USD	410	(1)
BNYMellon	03/16/22	USD	45	CAD	56	—
BNYMellon	03/16/22	CAD	203	USD	161	—
BNYMellon	03/16/22	GBP	228	USD	301	(8)

22

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNYMellon	03/16/22	EUR	1,240	USD	1,405	$(8)
Citi	01/19/22	USD	366	CAD	468	5
Citi	01/19/22	CAD	820	USD	653	4
Citi	02/16/22	USD	112	JPY	12,696	(1)
Deutsche Bank	03/16/22	USD	899	CZK	20,402	28
Deutsche Bank	03/16/22	USD	1,241	RUB	94,752	6
Deutsche Bank	03/16/22	RUB	195,172	USD	2,556	(12)
Goldman Sachs	01/19/22	USD	46	ILS	147	2
Goldman Sachs	01/19/22	USD	367	CAD	469	5
Goldman Sachs	01/19/22	USD	253	CAD	319	(1)
Goldman Sachs	01/19/22	CAD	788	USD	617	(7)
Goldman Sachs	02/02/22	USD	722	BRL	4,085	5
Goldman Sachs	02/02/22	USD	212	BRL	1,179	(2)
Goldman Sachs	02/02/22	BRL	7,701	USD	1,409	38
Goldman Sachs	02/02/22	BRL	1,473	USD	257	(6)
Goldman Sachs	02/16/22	USD	436	JPY	49,505	(5)
Goldman Sachs	02/16/22	USD	828	CNH	5,311	5
Goldman Sachs	02/16/22	USD	834	KRW	991,344	(2)
Goldman Sachs	02/16/22	CNH	8,768	USD	1,362	(13)
Goldman Sachs	03/16/22	USD	157	NOK	1,427	4
Goldman Sachs	03/16/22	USD	333	ZAR	5,438	5
Goldman Sachs	03/16/22	USD	460	GBP	345	8
Goldman Sachs	03/16/22	CHF	496	USD	542	(4)
Goldman Sachs	03/16/22	USD	534	PLN	2,182	4
Goldman Sachs	03/16/22	USD	662	EUR	582	2
Goldman Sachs	03/16/22	USD	2,061	RUB	155,157	(20)
Goldman Sachs	03/16/22	ZAR	43,407	USD	2,707	14
Goldman Sachs	03/16/22	ZAR	6,603	USD	405	(4)
HSBC	01/19/22	USD	147	CAD	187	1
HSBC	01/19/22	CAD	1,631	USD	1,296	5
HSBC	02/16/22	USD	978	JPY	111,204	(12)
HSBC	03/16/22	GBP	199	USD	265	(4)
HSBC	03/16/22	USD	431	ZAR	7,093	9
HSBC	03/16/22	EUR	623	USD	708	(1)
HSBC	03/16/22	NOK	1,580	USD	174	(5)
HSBC	03/16/22	CZK	20,402	USD	891	(36)
JPMorgan Chase Bank	01/19/22	USD	198	CAD	253	3
JPMorgan Chase Bank	01/19/22	CAD	253	USD	201	1
JPMorgan Chase Bank	02/16/22	USD	598	JPY	67,946	(8)
JPMorgan Chase Bank	02/16/22	USD	1,272	SGD	1,737	16
JPMorgan Chase Bank	02/16/22	SGD	1,576	USD	1,167	(2)
JPMorgan Chase Bank	03/16/22	GBP	125	USD	166	(3)
JPMorgan Chase Bank	03/16/22	USD	531	RUB	40,015	(5)
JPMorgan Chase Bank	03/16/22	USD	543	CHF	497	4
JPMorgan Chase Bank	03/16/22	EUR	1,414	USD	1,607	(3)
Montgomery/Bank of America	01/19/22	USD	1,137	CAD	1,430	(5)
Montgomery/Bank of America	01/19/22	CAD	251	USD	202	3
Montgomery/Bank of America	01/19/22	CAD	1,179	USD	921	(13)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Montgomery/Bank of America	02/16/22	USD	46	JPY	5,220	$(1)
Montgomery/Bank of America	03/16/22	USD	78	GBP	59	1
Montgomery/Bank of America	03/16/22	USD	424	CHF	389	4
Montgomery/Bank of America	03/16/22	USD	813	EUR	715	2
Morgan Stanley	01/19/22	USD	571	CAD	731	8
Morgan Stanley	01/19/22	CAD	731	USD	581	2
Morgan Stanley	02/16/22	JPY	24,923	USD	219	3
Morgan Stanley	03/16/22	CHF	122	USD	133	(1)
Morgan Stanley	03/16/22	USD	264	GBP	198	4
Morgan Stanley	03/16/22	USD	1,638	EUR	1,441	3
Morgan Stanley	03/16/22	RUB	94,752	USD	1,265	18
Standard Chartered	03/16/22	IDR	31,753,520	USD	2,203	(17)
State Street	01/19/22	USD	14	ILS	45	—
State Street	01/19/22	USD	1,080	CAD	1,337	(21)
State Street	01/19/22	CAD	4,614	USD	3,669	16
State Street	02/16/22	CNH	10,197	USD	1,582	(16)
State Street	02/16/22	JPY	203,335	USD	1,789	22
State Street	03/16/22	USD	133	EUR	117	1
State Street	03/16/22	USD	156	CHF	143	1
State Street	03/16/22	USD	514	GBP	386	9
State Street	03/16/22	EUR	2,101	USD	2,385	(8)
State Street	03/16/22	NOK	3,826	USD	420	(13)
TD Bank	01/19/22	USD	518	CAD	664	7
TD Bank	01/19/22	CAD	664	USD	528	2
TD Bank	03/16/22	EUR	984	USD	1,119	(2)
UBS	01/19/22	USD	888	CAD	1,111	(8)
UBS	01/19/22	CAD	1,111	USD	868	(12)
UBS	02/16/22	USD	45	JPY	5,149	(1)
UBS	03/16/22	GBP	216	USD	288	(5)
UBS	03/16/22	USD	286	CHF	262	2
UBS	03/16/22	USD	1,528	EUR	1,345	3
UBS	03/16/22	NOK	3,415	USD	375	(12)
Westpac Banking	01/19/22	USD	2,400	CAD	3,019	(10)
Westpac Banking	02/16/22	USD	280	JPY	31,815	(3)
Westpac Banking	03/16/22	USD	70	EUR	62	—
Westpac Banking	03/16/22	GBP	689	USD	917	(15)
						$(43)

A list of open OTC swap agreements held by the Fund at December 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Samsung Electronics	Asset Return	1 Month USD LIBOR – 0.50%	Monthly	12/15/2025	KRW	411	$(5)	$–	$(5)
Bank of America Merrill Lynch	INDONESIA GOVERNMENT	3 MONTH USD - LIBOR + 1%	INDONESIA GOVERNMENT	Semi-Annually	05/23/2022	USD	20,382,000	(20)	–	(20)
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT	Semi-Annually	06/15/2032	USD	8,423,000	40	–	40
Goldman Sachs	Allegro EU SA	1 MONTH USD LIBOR +0.65	ALLEGRO.EU SA	Monthly	12/15/2025	PLN	406	(57)	–	(57)

24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives		Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Aspeed Technology	1 MONTH USD LIBOR +0.50	ASPEED TECHNOLOGY		Annually	12/15/2025	USD	(1,241)	$176	$–	$176
Goldman Sachs	AU Optronics	ASSET RETURN	AU OPTRONICS		Monthly	12/15/2025	TWD	(447)	(4)	–	(4)
Goldman Sachs	Kakao	ASSET RETURN	KAKAO		Monthly	12/15/2025	KRW	355	19	–	19
Goldman Sachs	Kuaishou Technology	ASSET RETURN	KUAISHOU TECHNOLOGY		Monthly	12/15/2025	HKD	305	37	–	37
Goldman Sachs	Russell 2000 Growth Index Technology	ASSET RETURN	RUSSELL 2000 GROWTH INDEX TECHNOLOGY		Monthly	12/15/2025	USD	9,213	39	–	39
Goldman Sachs	SILERGY CORP	1 MONTH LIBOR + 50	SILERGY CORP		Annually	12/08/2022	USD	(1,420)	215	–	215
Goldman Sachs	WINBOND ELECTRONICS	ASSET RETURN	WINBOND ELECTRONICS		Monthly	12/15/2025	TWD	747	(83)	–	(83)
JPMorgan Chase	CNP Assurances	ASSET RETURN	CNP ASSURANCES		Annually	11/03/2022	EUR	(372)	3	–	3
Morgan Stanley	Avast PLC	1 MONTH USD LIBOR	AVAST PLC (K	)	Annually	09/12/2023	USD	(4,288)	346	–	346
Morgan Stanley	Biotest VZ	EURIB-1M	BIOTEST VZ (K	)	Annually	11/03/2022	EUR	(504)	(6)	–	(6)
Morgan Stanley	Citizens Financial	ASSET RETURN	CITIZENS FINANL (S	)	Monthly	09/09/2022	USD	778	30	–	30
Morgan Stanley	COHERENT INC	FEDEF-1-DAY	COHERENT INC (K	)	Annually	06/09/2022	USD	(672)	42	–	42
Morgan Stanley	FNB Corp	ASSET RETURN	FNB CORP (S	)	Monthly	09/09/2022	USD	30	—	–	–
Morgan Stanley	IHS MARKIT LTD	FEDEF-1-DAY	IHS MARKIT LTD (K	)	Annually	06/09/2022	USD	(1,333)	130	–	130
Morgan Stanley	II-VI Inc	ASSET RETURN	II-VI INC (S	)	Monthly	09/09/2022	USD	145	(22)	–	(22)
Morgan Stanley	M&T Bank Corp	ASSET RETURN	M & T BANK CORP (S	)	Monthly	10/01/2023	USD	377	(3)	–	(3)
Morgan Stanley	Meggitt PLC	1-MONTH USD - LIBOR	MEGGITT PLC (K	)	Annually	08/16/2023	GBP	(1,756)	4	–	4
Morgan Stanley	MICROSOFT CORP	ASSET RETURN	MICROSOFT CORP (S	)	Monthly	06/25/2023	USD	275	4	–	4
Morgan Stanley	New York Communications	ASSET RETURN	NEW YORK COMMUNI (S	)	Monthly	07/16/2023	USD	20	—	–	–
Morgan Stanley	NortonLifeLock	ASSET RETURN	NORTONLIFELOCK (S	)	Monthly	09/09/2022	USD	431	(12)	–	(12)
Morgan Stanley	S&P GLOBAL INC	ASSET RETURN	S&P GLOBAL INC(S	)	Monthly	09/09/2022	USD	2,639	(53)	–	(53)
Morgan Stanley	SHAW COMM	DISC -1-DAY	SHAW COMM (K	)	Annually	08/25/2022	CAD	(315)	18	–	18
Morgan Stanley	SILTRONICAG-TEND	EURIB-1M	SILTRONICAG-TEND(K	)	Annually	11/03/2022	EUR	(173)	10	–	10
Morgan Stanley	Vivo Energy PLC	1 MONTH USD LIBOR	VIVO ENERGY PLC		Annually	09/12/2023	USD	(457)	8	–	8
UBS	Intertrust	EURIB-1M	INTERTRUST (K	)	Annually	11/03/2022	EUR	(240)	6	–	6
UBS	Playtech PLC	1-MONTH USD - LIBOR	PLAYTECH PLC (K	)	Annually	08/16/2023	GBP	(171)	(1)	–	(1)
UBS	Vifor Pharma AG	1-MONTH USD - LIBOR	VIFOR PHARMA AG (K	)	Annually	09/12/2023	USD	(449)	(22)	–	(22)
									$839	$–	$839

A list of open centrally cleared swap agreements held by the Fund at December 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X WIBR6-MONTH + 0.0 BPS	2.95%	Semi-Annually	03/16/2027	PLN	14,793	$105	$–	$105
1.0 X SIBCSORA + 0.0 BPS	1.492%	Semi-Annually	03/16/2032	SGD	1,660	26	–	26
						$131	$–	$131

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.37	Buy	5.00%	Quarterly	12/20/2026	104	$(10)	$(9)	$(1)
CDX.HY.37	Buy	5.00%	Quarterly	12/20/2026	137	(13)	(13)	–
CDX.HY.37	Buy	5.00%	Quarterly	12/20/2026	414	(38)	(31)	(7)
CDX.HY.37	Buy	5.00%	Quarterly	12/20/2026	46	(29)	(4)	(25)
CDX.HY.37	Buy	5.00%	Quarterly	12/20/2026	1,728	(154)	(155)	1
CDX.IG.37	Buy	1.00%	Quarterly	12/20/2026	1,172	(62)	(26)	(36)
GAP Inc.	Buy	1.00%	Quarterly	06/20/2025	270	5	30	(25)
ITRX.XOVER.36	Buy	5.00%	Quarterly	12/20/2026	138	(19)	(18)	(1)
ITRX.XOVER.36	Buy	5.00%	Quarterly	12/20/2026	698	(94)	(77)	(17)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Continued)

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ITRX.XOVER.36	Buy	5.00%	Quarterly	12/20/2026	275	$(37)	$(35)	$(2)
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,273	(13)	–	(13)
Mexico	Buy	1.00%	Quarterly	12/20/2023	2,550	(34)	(15)	(19)
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	(6)	2	(8)
Nordstrom	Buy	1.00%	Quarterly	06/20/2025	50	2	2	0
Simon Property Group	Buy	1.00%	Quarterly	06/20/2025	275	(5)	13	(18)
SOAF	Buy	1.00%	Quarterly	12/20/2024	1,685	16	–	16
						$(491)	$(336)	$(155)

Percentages are based on Net Assets of $453,335 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2021 was $1,720 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $2,656 ($ Thousands) and represented 0.6% of the Net Assets of the Fund.
(D)	Securities considered restricted. The total market value of such securities as of December 31, 2021 was $1,967 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.
(E)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $1,665 ($ Thousands), or 0.4% of the Net Assets of the Fund.
(F)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $58,864 ($ Thousands), representing 13.0% of the Net Assets of the Fund.

(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(K)	Unsettled bank loan. Interest rate may not be available.
(L)	There is currently no rate available.
(M)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
BPs— Basis Points
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CNH — Chinese Yuan Offshore
CV — Conversion Ratio
CZK — Czech Koruna

DAC — Designated Activity Company
EGP — Egyptian Pound
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound Sterling
GO — General Obligation
HKD — Hong Kong Dollar
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NOK — Norwegian Krone
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
PLN — Polish Zloty
RUB — Russian Ruble
S&P— Standard & Poor's
SGD — Singapore Dollar
Ser — Series
SPDR — Standard & Poor's Depository Receipt
TWD — Taiwan Dollar
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

26

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Strategy Alternative Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	145,114	442	1,233	146,789
Corporate Obligations	–	71,995	2	71,997
Registered Investment Companies	50,062	–	–	50,062
Sovereign Debt	–	19,173	–	19,173
Loan Participations	–	14,984	4,124	19,108
Foreign Common Stock	7,033	–	–	7,033
Municipal Bonds	–	6,454	–	6,454
Warrants	26	2,281	115	2,422
Asset-Backed Securities	–	2,086	–	2,086
U.S. Treasury Obligations	–	1,038	–	1,038
Convertible Bonds	–	984	–	984
Preferred Stock	–	–	415	415
Mortgage-Backed Security	–	175	–	175
Cash Equivalents	114,510	–	–	114,510
Total Investments in Securities	316,745	119,612	5,889	442,246
Securities Sold Short
Common Stock	(53,236)	–	–	(53,236)
Corporate Obligations	–	(9,460)	–	(9,460)
Foreign Common Stock	(5,997)	–	–	(5,997)
Registered Investment Companies	(3,701)	–	–	(3,701)
U.S. Treasury Obligations	–	(1,601)	–	(1,601)
Total Securities Sold Short	(62,934)	(11,061)	–	(73,995)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	102	–	–	102
Futures Contracts*
Unrealized Depreciation	(61)	–	–	(61)
Forwards Contracts*
Unrealized Appreciation	–	301	–	301
Unrealized Depreciation	–	(344)	–	(344)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,127	–	1,127
Unrealized Depreciation	–	(288)	–	(288)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	131	–	131
Credit Default Swaps*
Unrealized Appreciation	–	17	–	17
Unrealized Depreciation	–	(172)	–	(172)
Total Other Financial Instruments	41	772	–	813

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Warrants	Investments in Preferred Stock
Balance as of September 30, 2021	$1,147	$–	$3,896	$73	$115
Accrued discounts/premiums	–	–	2	–	–
Realized gain/(loss)	–	–	–	–	–
Change in unrealized appreciation/(depreciation)	89	2	(11)	9	10
Purchases	–	–	311	33	290
Sales	(3)	–	(74)	–	–
Net transfer into Level 3	–	–	–	–	–
Net transfer out of Level 3	–	–	–	–	–
Ending Balance as of December 31, 2021(1)	$1,233	$2	$4,124	$115	$415
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$96	$2	$(11)	$9	$1

(1) Of the $5,889 ($ Thousands) in Level 3 securities as of December 31, 2021, $5,491 ($ Thousands) or 1.2% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended December 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$153,952	$113,448	$(152,955)	$—	$—	$114,445	114,445,452	$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 43.7%
U.S. Treasury Bills
0.160%, 06/23/2022 (A)	$873	$872
0.129%, 06/16/2022 (A)	4,257	4,254
0.070%, 05/26/2022 (A)	101,855	101,817
0.064%, 05/19/2022 (A)(B)	45,651	45,634
0.060%, 04/21/2022 (A)(B)	53,432	53,420
0.060%, 04/28/2022 (A)(B)	423	423
0.055%, 04/07/2022 (A)(B)	200,467	200,429
0.055%, 04/14/2022 (A)(B)	30,000	29,994
0.054%, 03/03/2022 (A)(B)	30,000	29,998
0.050%, 01/20/2022 (A)(B)	68,250	68,250
0.050%, 02/24/2022 (A)(B)	30,000	29,999
0.050%, 03/17/2022 (A)(B)	117,432	117,419
0.050%, 03/31/2022 (A)	41,480	41,475
0.042%, 01/06/2022 (A)	23,000	23,000
0.039%, 03/24/2022 (A)	34,640	34,636
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,365	4,686
3.625%, 04/15/2028	1,710	2,272
3.375%, 04/15/2032	4,675	6,952
2.500%, 01/15/2029	2,448	3,129
2.375%, 01/15/2025	1,174	1,337
2.375%, 01/15/2027	1,372	1,656
2.125%, 02/15/2040	2,559	3,916
2.125%, 02/15/2041	2,526	3,908
2.000%, 01/15/2026	1,394	1,612
1.750%, 01/15/2028	626	751
1.375%, 02/15/2044	1,187	1,693
1.000%, 02/15/2046	1,518	2,073
1.000%, 02/15/2049	3,847	5,458
0.875%, 01/15/2029	1,035	1,197
0.750%, 07/15/2028	20,286	23,229
0.750%, 02/15/2042	4,162	5,257
0.750%, 02/15/2045	881	1,133
0.625%, 01/15/2024	1,185	1,261
0.625%, 01/15/2026	5,820	6,392
0.625%, 02/15/2043	1,805	2,242
0.500%, 01/15/2028	26,990	30,198
0.375%, 07/15/2023	1,189	1,250
0.375%, 07/15/2025	12,830	13,934
0.375%, 01/15/2027	2,290	2,519
0.250%, 01/15/2025	584	625
0.250%, 07/15/2029	36,764	41,191
0.250%, 02/15/2050	323	390
0.125%, 01/15/2022	611	612
0.125%, 04/15/2022	7,961	8,077
0.125%, 07/15/2022	601	616
0.125%, 01/15/2023	5,991	6,187
0.125%, 07/15/2024	8,154	8,692
0.125%, 10/15/2024	8,085	8,635
0.125%, 10/15/2025	426	460
0.125%, 10/15/2025	20,893	22,522

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2026		$5,115	$5,520
0.125%, 07/15/2026		9,231	10,022
0.125%, 10/15/2026		202	220
0.125%, 01/15/2030		36,229	40,208
0.125%, 07/15/2030		32,363	36,206
0.125%, 01/15/2031		43,563	48,771
0.125%, 07/15/2031		36,429	40,945

Total U.S. Treasury Obligations
(Cost $1,170,299) ($ Thousands)			1,189,574

SOVEREIGN DEBT — 18.4%

Andina de Fomento
4.375%, 06/15/2022(B)		125	127
Asian Development Bank
2.625%, 01/30/2024(B)		375	389
2.625%, 01/12/2027(B)		1,750	1,856
2.375%, 08/10/2027(B)		500	525
2.000%, 04/24/2026(B)		500	515
1.750%, 08/14/2026(B)		500	510
Asian Infrastructure Investment Bank
2.250%, 05/16/2024(B)		375	387
Canada Government International Bond
2.000%, 11/15/2022(B)		375	380
Council of Europe Development Bank
2.625%, 02/13/2023(B)		500	511
2.500%, 02/27/2024(B)		750	776
1.750%, 09/26/2022(B)		250	253
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	42,337	59,567
0.100%, 04/15/2023		7,916	9,319
0.100%, 04/15/2026		13,031	16,402
0.100%, 04/15/2033		4,277	6,137
0.100%, 04/15/2046		5,562	10,366
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023(B)		$750	769
1.875%, 02/23/2022(B)		375	376
European Investment Bank
4.875%, 02/15/2036(B)		250	344
3.250%, 01/29/2024(B)		1,500	1,575
3.125%, 12/14/2023(B)		250	261
2.625%, 03/15/2024(B)		1,000	1,039
2.500%, 03/15/2023(B)		375	384
2.500%, 10/15/2024(B)		1,000	1,041
2.375%, 05/24/2027(B)		250	262
2.125%, 04/13/2026(B)		500	518
1.875%, 02/10/2025(B)		500	513

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Export Development Canada
2.750%, 03/15/2023(B)		$750	$769
2.625%, 02/21/2024(B)		1,375	1,427
2.500%, 01/24/2023(B)		750	766
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,342	2,178
3.150%, 07/25/2032		2,693	4,766
2.100%, 07/25/2023(C)		2,237	2,727
1.850%, 07/25/2027		14,319	20,131
1.800%, 07/25/2040(C)		1,871	3,540
1.100%, 07/25/2022		1,181	1,386
0.700%, 07/25/2030(C)		16,244	22,772
0.250%, 07/25/2024		4,646	5,683
0.100%, 03/01/2025		4,615	5,616
0.100%, 03/01/2026(C)		4,588	5,730
0.100%, 03/01/2028		9,965	12,761
0.100%, 03/01/2029		11,451	14,955
0.100%, 07/25/2031(C)		5,948	7,993
0.100%, 03/01/2032		1,738	2,322
0.100%, 03/01/2036(C)		2,549	3,555
0.100%, 07/25/2036(C)		4,333	6,099
0.100%, 07/25/2047(C)		1,272	2,022
Inter-American Development Bank
7.000%, 06/15/2025(B)		$500	599
3.125%, 09/18/2028(B)		375	414
3.000%, 10/04/2023(B)		250	260
3.000%, 02/21/2024(B)		250	262
2.625%, 01/16/2024(B)		375	389
2.500%, 01/18/2023(B)		750	765
2.000%, 06/02/2026(B)		1,000	1,031
2.000%, 07/23/2026(B)		375	387
1.750%, 09/14/2022(B)		1,000	1,009
International Bank for Reconstruction & Development
7.625%, 01/19/2023(B)		750	806
4.750%, 02/15/2035(B)		250	334
3.000%, 09/27/2023(B)		750	779
2.500%, 03/19/2024(B)		750	777
2.500%, 11/25/2024(B)		500	521
2.500%, 07/29/2025(B)		375	393
2.500%, 11/22/2027(B)		750	792
2.125%, 07/01/2022(B)		375	378
1.875%, 10/07/2022(B)		875	884
1.875%, 10/27/2026(B)		375	384
1.750%, 04/19/2023(B)		1,000	1,015
1.500%, 08/28/2024(B)		375	380
International Finance MTN
2.875%, 07/31/2023(B)		375	388
2.125%, 04/07/2026(B)		1,000	1,037
2.000%, 10/24/2022(B)		750	760

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026(C)	EUR	3,696	$5,117
2.600%, 09/15/2023(C)		1,243	1,537
2.550%, 09/15/2041(C)		1,869	3,328
2.350%, 09/15/2024(C)		1,970	2,500
2.350%, 09/15/2035(C)		3,254	5,110
1.300%, 05/15/2028(C)		5,258	6,847
1.250%, 09/15/2032(C)		6,418	8,708
0.650%, 05/15/2026		819	1,008
0.400%, 05/15/2030(C)		4,472	5,525
0.150%, 05/15/2051(C)		522	596
0.100%, 05/15/2022(C)		2,164	2,500
0.100%, 05/15/2023		952	1,117
Korea International Bond
2.750%, 01/19/2027(B)		$1,000	1,054
North American Development Bank
2.400%, 10/26/2022(B)		200	203
Province of Alberta Canada
3.350%, 11/01/2023(B)		250	261
3.300%, 03/15/2028(B)		500	548
2.950%, 01/23/2024(B)		250	260
2.200%, 07/26/2022(B)		1,000	1,010
Province of British Columbia Canada
6.500%, 01/15/2026(B)		250	298
2.000%, 10/23/2022(B)		750	759
Province of Manitoba Canada
3.050%, 05/14/2024(B)		250	262
2.600%, 04/16/2024(B)		500	518
2.125%, 05/04/2022(B)		250	251
Province of Ontario Canada
3.200%, 05/16/2024(B)		250	263
2.500%, 04/27/2026(B)		1,000	1,046
2.450%, 06/29/2022(B)		250	253
2.400%, 02/08/2022(B)		750	751
2.250%, 05/18/2022(B)		500	504
2.200%, 10/03/2022(B)		500	507
2.000%, 10/02/2029(B)		500	508
Province of Quebec Canada
7.500%, 09/15/2029(B)		450	628
2.875%, 10/16/2024(B)		500	525
2.625%, 02/13/2023(B)		500	511
2.500%, 04/09/2024(B)		1,000	1,035
2.500%, 04/20/2026(B)		750	786

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	$2,606
2.500%, 07/17/2024		340	1,685
2.000%, 01/26/2035		932	3,895
1.875%, 11/22/2022		759	1,095
1.250%, 11/22/2027		6,752	11,822
1.250%, 11/22/2032		16,381	34,087
1.250%, 11/22/2055		1,299	4,888
1.125%, 11/22/2037		2,931	6,997
0.750%, 03/22/2034		2,821	5,789
0.750%, 11/22/2047		1,352	3,872
0.625%, 03/22/2040		2,161	5,103
0.625%, 11/22/2042		3,524	8,871
0.500%, 03/22/2050		731	2,108
0.375%, 03/22/2062		1,455	5,203
0.250%, 03/22/2052		1,547	4,406
0.125%, 03/22/2024		3,089	4,578
0.125%, 03/22/2026		3,625	5,689
0.125%, 08/10/2028		10,447	17,598
0.125%, 03/22/2029		9,330	15,920
0.125%, 08/10/2031		2,338	4,257
0.125%, 03/22/2044		3,990	9,441
0.125%, 08/10/2048		2,611	6,775
0.125%, 03/22/2058		1,463	4,551
0.125%, 11/22/2065		1,318	4,846
0.125%, 03/22/2068		2,499	9,897

Total Sovereign Debt
(Cost $461,959) ($ Thousands)			499,657

	Shares
FOREIGN COMMON STOCK — 2.9%

Australia — 0.1%
Afterpay *		911	55
Ampol		2,048	44
APA Group		14,676	107
Aristocrat Leisure Ltd		3,212	102
ASX Ltd		1,383	93
Aurizon Holdings Ltd		21,309	54
AusNet Services		121,425	227
Brambles Ltd		4,589	36
Cochlear Ltd		834	131
Coles Group Ltd		10,674	139
Commonwealth Bank of Australia		792	58
Computershare Ltd		8,847	129
Crown Resorts Ltd		10,576	92
CSL Ltd		892	189
Dexus ‡		7,723	62
Endeavour Group		6,248	31
Evolution Mining Ltd		51,564	152
Goodman Group ‡		3,333	64
Insurance Australia Group Ltd		20,132	62

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Lendlease Group ‡	5,588	$43
Medibank Pvt	28,257	69
Newcrest Mining Ltd	3,749	67
Northern Star Resources Ltd	20,330	139
Orica Ltd	4,582	46
Origin Energy Ltd	9,571	36
REA Group Ltd	484	59
Santos Ltd	10,191	47
SEEK Ltd	2,052	49
Sonic Healthcare Ltd	4,379	148
Suncorp Group	7,008	56
Tabcorp Holdings Ltd	30,312	111
Telstra Corp Ltd, Cl B	53,641	163
Treasury Wine Estates Ltd	15,968	144
Washington H Soul Pattinson & Co Ltd	3,573	77
Wesfarmers Ltd	2,749	119
WiseTech Global	4,748	202
Woodside Petroleum Ltd	5,284	84
Woolworths Group Ltd	6,248	173
Xero *	1,105	114

		3,773

Austria — 0.0%
Erste Group Bank AG	2,047	96
OMV AG	775	44
Verbund AG	519	59

		199

Belgium — 0.1%
Ageas	1,537	79
Anheuser-Busch InBev SA/NV	1,152	70
Argenx *	613	220
Elia System Operator SA/NV	1,419	187
Etablissements Franz Colruyt	9,528	404
Groupe Bruxelles Lambert SA	357	40
KBC Group NV	780	67
Proximus SADP	11,315	220
UCB SA, Cl A	2,051	234
Umicore SA	1,214	49

		1,570

Canada — 0.2%
Agnico Eagle Mines Ltd	2,376	126
Algonquin Power & Utilities Corp	5,110	74
Alimentation Couche-Tard	1,594	67
Ballard Power Systems *	2,282	29
Bank of Nova Scotia/The, Cl C	1,590	113
Barrick Gold Corp	6,818	130
Bausch Health Cos Inc *	1,753	49
BCE Inc	920	48
BlackBerry Ltd *	8,664	81
Brookfield Renewable, Cl A	2,401	89

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Cameco Corp	2,521	$55
Canadian Pacific Railway Ltd	1,355	98
Canadian Tire Corp Ltd, Cl A	894	128
Canadian Utilities Ltd, Cl A	2,438	71
Canopy Growth Corp *	3,668	32
CCL Industries Inc, Cl B	2,082	112
CGI Inc, Cl A *	1,997	177
Constellation Software Inc/Canada	100	186
Dollarama Inc	3,557	178
Emera Inc	1,092	55
Empire Co Ltd, Cl A	7,348	224
First Quantum Minerals Ltd (Canada)	2,143	51
FirstService ‡	408	80
Fortis Inc/Canada	2,017	97
Franco-Nevada Corp	892	124
George Weston Ltd	1,417	165
GFL Environmental	1,398	53
Gildan Activewear Inc	3,722	158
Hydro One Ltd	2,869	75
iA Financial Corp Inc	1,071	61
Imperial Oil Ltd	822	30
Keyera	1,776	40
Kinross Gold Corp	13,832	80
Kirkland Lake Gold Ltd	2,875	121
Loblaw Cos Ltd	7,305	599
Magna International Inc, Cl A	1,415	115
Metro Inc/CN, Cl A	10,610	566
Northland Power	1,799	54
Nutrien Ltd	1,332	100
Onex Corp	1,036	81
Open Text Corp	2,952	140
Pan American Silver	2,322	58
Parkland	1,300	36
Quebecor Inc, Cl B	3,150	71
Restaurant Brands International Inc	2,731	166
Ritchie Bros Auctioneers, Cl B	913	56
Royal Bank of Canada	1,066	113
Saputo Inc	4,704	106
Shopify Inc, Cl A *	63	87
Teck Resources Ltd, Cl B	2,736	79
TELUS Corp	4,854	115
Thomson Reuters	1,656	198
Toronto-Dominion Bank/The	1,857	142
Wheaton Precious Metals Corp	3,501	150
WSP Global Inc	1,000	145

		6,434

China — 0.0%
Sands China Ltd	18,800	44

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Denmark — 0.1%
Ambu A/S, Cl B	4,155	$110
Carlsberg A/S, Cl B	1,017	176
Chr Hansen Holding A/S	1,282	101
Coloplast A/S, Cl B	1,741	306
Danske Bank A/S	4,552	79
Demant A/S *	2,583	132
DSV A/S	468	109
Genmab A/S *	435	175
GN Store Nord A/S	1,712	108
Novo Nordisk A/S, Cl B	3,164	355
Novozymes A/S, Cl B	2,193	180
Orsted A/S	1,151	147
Pandora A/S	660	82
Tryg A/S	3,506	87

		2,147

Finland — 0.0%
Elisa Oyj	1,739	107
Fortum Oyj	5,767	177
Kesko Oyj, Cl B	4,597	154
Nokia Oyj	20,694	131
Orion Oyj, Cl B	2,179	90
UPM-Kymmene Oyj, Cl V	1,682	64

		723

France — 0.2%
Aeroports de Paris, Cl A	373	48
Air Liquide SA	839	146
Arkema SA	736	104
AXA SA	1,342	40
BioMerieux	1,592	226
Bollore SA	19,190	107
Bouygues SA	892	32
Capgemini SE	433	106
Carrefour SA	6,251	114
Covivio ‡	434	36
Dassault Systemes	1,640	98
Edenred	1,794	83
Electricite de France SA	16,450	193
Engie SA	7,170	106
Eurazeo	468	41
Eurofins Scientific	990	122
Getlink SE	4,624	77
Ipsen SA	736	67
Kering	119	96
Legrand SA	1,748	205
L'Oreal SA	545	258
LVMH Moet Hennessy Louis Vuitton SE	84	69
Orange SA	24,112	258
Orpea	727	73
Pernod Ricard SA	684	165

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Publicis Groupe SA	2,651	$179
Remy Cointreau SA	674	164
Sanofi	904	91
Sartorius Stedim Biotech	446	245
Sodexo SA	747	65
STMicroelectronics NV	1,562	77
Suez	8,227	185
Teleperformance	98	44
Thales SA, Cl A	220	19
TOTAL SA	10,035	509
Ubisoft Entertainment SA *	2,538	124
Valeo SA	1,298	39
Veolia Environnement SA	5,206	191
Vinci SA	720	76
Vivendi SA	5,328	72
Wendel SA	480	58
Worldline SA/France *	865	48

		5,056

Germany — 0.2%
adidas AG	308	89
Allianz SE	347	82
Beiersdorf AG	1,765	181
Brenntag AG	810	73
Carl Zeiss Meditec AG	1,160	244
Commerzbank AG	2,444	19
Continental AG	286	30
Covestro AG	1,507	93
Delivery Hero SE *	473	53
Deutsche Boerse AG	198	33
Deutsche Telekom AG	6,455	120
E.ON SE	43,325	601
GEA Group AG	1,568	86
Hannover Rueck SE	313	59
HeidelbergCement AG	879	60
HelloFresh *	1,032	79
Henkel AG & Co KGaA	1,543	121
Infineon Technologies AG	2,515	116
Knorr-Bremse AG	603	60
Merck KGaA	757	195
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	81
QIAGEN NV *	5,142	286
Rational	61	62
RWE AG	9,223	375
Scout24	1,602	112
Siemens Healthineers AG	2,595	194
Symrise AG, Cl A	1,058	157
Telefonica Deutschland Holding AG	49,295	137
Uniper SE	9,383	446
United Internet AG	3,471	138
Vonovia SE ‡	1,105	61

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Zalando SE *	783	$63

		4,506

Hong Kong — 0.2%
AIA Group Ltd	6,600	67
Budweiser Brewing APAC	30,700	81
CK Asset Holdings Ltd ‡	5,931	37
CK Hutchison Holdings Ltd	18,208	117
CK Infrastructure Holdings Ltd	80,500	513
CLP Holdings Ltd, Cl B	134,838	1,362
Galaxy Entertainment Group Ltd	10,000	52
HK Electric Investments & HK Electric Investments Ltd	881,000	864
HKT Trust & HKT Ltd	208,010	280
Hong Kong & China Gas Co Ltd	713,999	1,112
Melco Resorts & Entertainment Ltd ADR *	3,036	31
Power Assets Holdings Ltd	133,974	835
Sino Land ‡	28,000	35
Swire Properties Ltd ‡	18,400	46
Techtronic Industries Co Ltd	6,501	129
WH Group Ltd	85,329	53
Xinyi Glass Holdings	30,000	75

		5,689

Ireland — 0.0%
Accenture PLC, Cl A	286	119
CRH PLC	2,389	126
Eaton Corp PLC	402	70
Flutter Entertainment PLC *	365	58
James Hardie Industries PLC	2,747	110
Kerry Group PLC, Cl A	3,791	488

		971

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	115
Bank Leumi Le-Israel BM	11,928	128
Elbit Systems Ltd	527	91
Nice Ltd *	1,264	387
Teva Pharmaceutical Industries Ltd ADR *	14,485	116
Wix.com Ltd *	719	113

		950

Italy — 0.1%
Amplifon	2,640	143
Assicurazioni Generali SpA	5,334	113
Atlantia SpA	3,095	62
Davide Campari-Milano	7,301	107
DiaSorin SpA	1,772	337
Ferrari NV	347	90
Infrastrutture Wireless Italiane	8,712	106
Intesa Sanpaolo SpA	22,601	59
Moncler SpA	1,664	121

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nexi *	6,804	$108
Poste Italiane SpA	8,102	106
Prysmian SpA	1,571	59
Recordati SpA	3,108	200
Snam SpA	15,257	92
Stellantis	4,810	91
Telecom Italia SpA/Milano	79,865	39
Tenaris SA	1,325	14
Terna - Rete Elettrica Nazionale	16,471	133

		1,980

Japan — 0.9%
Advantest Corp	500	47
Aeon Co Ltd, Cl H	2,600	61
Aisin Seiki Co Ltd	1,500	57
Ajinomoto Co Inc	23,200	704
ANA Holdings Inc	3,500	73
Asahi Group Holdings Ltd	2,100	82
Asahi Intecc Co Ltd	2,400	51
Asahi Kasei Corp	4,200	39
Astellas Pharma Inc	6,600	107
Bandai Namco Holdings Inc	1,500	117
Canon Inc	5,200	126
Capcom	5,100	120
Central Japan Railway Co	600	80
Chiba Bank Ltd/The, Cl B	7,300	42
Chubu Electric Power Co Inc	39,300	414
Chugai Pharmaceutical Co Ltd	2,500	81
Concordia Financial Group Ltd	15,100	55
Cosmos Pharmaceutical Corp	700	103
CyberAgent Inc	9,100	151
Dai Nippon Printing Co Ltd	3,300	83
Daifuku Co Ltd	700	57
Dai-ichi Life Holdings	2,300	46
Daiichi Sankyo Co Ltd	2,400	61
Daito Trust Construction Co Ltd	900	103
Daiwa House Industry Co Ltd ‡	1,300	37
Daiwa House Investment Corp ‡	42	127
Dentsu Group Inc	3,500	125
Disco	200	61
East Japan Railway Co	1,200	74
Eisai Co Ltd	1,400	79
FUJIFILM Holdings Corp	3,500	259
Fujitsu Ltd	400	68
GLP J-Reit ‡	44	76
GMO Payment Gateway Inc	600	75
Hakuhodo DY Holdings Inc	3,400	57
Hamamatsu Photonics	1,500	96
Hankyu Hanshin Holdings Inc	3,600	102
Hino Motors Ltd	6,700	55
Hirose Electric Co Ltd	682	114
Hitachi Construction Machinery Co Ltd	1,600	46

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Hitachi Metals Ltd	3,300	$61
Hoya Corp	800	119
Ibiden	1,500	89
Idemitsu Kosan Co Ltd	50,898	1,298
Iida Group Holdings	3,000	70
Inpex Corp	82,300	716
IT Holdings	3,300	98
Ito En	1,700	89
ITOCHU Corp	3,700	113
Itochu Techno-Solutions Corp	2,800	90
Japan Metropolitan Fund Invest, Cl A ‡	64	55
Japan Post Bank Co Ltd	14,500	133
Japan Post Holdings Co Ltd	13,200	103
Japan Real Estate Investment Corp ‡	12	68
Japan Tobacco Inc	6,700	135
JFE Holdings	4,500	57
JSR Corp	1,900	72
JXTG Holdings Inc	333,100	1,245
Kakaku.com Inc	4,300	115
Kansai Electric Power Co Inc/The	67,100	626
Kao Corp	1,800	94
KDDI Corp	8,800	257
Keio Corp	2,500	110
Keyence	200	125
Kikkoman Corp	900	76
Kintetsu Group Holdings Co Ltd	4,000	112
Kirin Holdings Co Ltd	4,100	66
Kobayashi Pharmaceutical	900	71
Kobe Bussan	2,600	101
Komatsu Ltd	2,500	58
Konami Holdings Corp	1,600	77
Kose	500	57
Kubota	2,600	58
Kyocera Corp	1,500	94
Kyowa Hakko Kirin Co Ltd	4,100	112
Lasertec Corp	300	92
Lawson Inc	12,000	568
Lion Corp	19,700	263
LIXIL Group Corp	2,000	53
M3 Inc	800	40
Marubeni Corp	7,100	69
Matsushita Electric Industrial	20,400	224
McDonald's Holdings Co Japan Ltd	5,223	231
Medipal Holdings Corp	6,800	127
MEIJI Holdings Co Ltd	2,400	143
Mercari *	1,100	56
Mitsubishi Chemical Holdings Corp, Cl B	8,100	60
Mitsui Fudosan Co Ltd ‡	2,500	49
MonotaRO	4,700	85
Murata Manufacturing Co Ltd	700	56
NEC Corp	1,400	64
Nexon Co Ltd	5,800	112

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nintendo Co Ltd	204	$95
Nippon Building Fund Inc ‡	13	76
Nippon Paint Holdings	5,400	59
Nippon Prologis Inc ‡	40	141
Nippon Shinyaku	1,500	104
Nippon Telegraph & Telephone Corp	7,400	202
Nippon Yusen	4,400	335
Nissan Chemical	1,800	104
Nisshin Seifun Group Inc	4,815	69
Nissin Foods Holdings Co Ltd	2,000	146
Nitori Holdings	600	90
Nomura Holdings	12,000	52
Nomura Real Estate Master Fund ‡	44	62
Nomura Research Institute Ltd	2,934	126
NTT Data Corp	5,700	122
Obic Co Ltd	400	75
Odakyu Electric Railway Co Ltd	2,700	50
Oji Holdings Corp	14,000	68
Olympus	3,600	83
Ono Pharmaceutical Co Ltd	10,800	268
Oracle Corp Japan	1,200	91
Oriental Land	1,200	202
ORIX	3,400	69
Orix JREIT Inc ‡	51	80
Osaka Gas Co Ltd	22,700	375
Otsuka Corp	2,000	95
Otsuka Holdings Co Ltd	2,600	94
Pan Pacific International Holdings Corp	19,200	265
Pola Orbis Holdings Inc	3,200	53
Rakuten Group Inc	7,600	76
Ricoh Co Ltd	5,000	46
Rohm Co Ltd	700	64
Ryohin Keikaku Co Ltd	5,000	76
Santen Pharmaceutical Co Ltd	8,000	98
SBI Holdings	4,300	117
SCSK	3,600	72
Secom Co Ltd	1,700	118
Seven & i Holdings Co Ltd	3,600	158
Sharp	3,900	45
Shimano	400	106
Shionogi & Co Ltd	1,600	113
Shiseido Co Ltd	1,400	78
Shizuoka Bank Ltd/The	12,000	86
Softbank Corp	10,500	133
SoftBank Group Corp	900	42
Sohgo Security Services	4,600	182
Sompo Holdings	2,100	89
Sony Group	800	101
Square Enix Holdings Co Ltd	1,700	87
Subaru Corp	3,700	66
SUMCO Corp	1,800	37
Sumitomo Chemical	39,700	187

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sumitomo Corp	6,500	$96
Sumitomo Dainippon Pharma Co Ltd	4,600	53
Sumitomo Metal Mining	1,000	38
Suntory Beverage & Food Ltd	3,500	126
Sysmex Corp	1,700	230
T&D Holdings	4,600	59
Taisei Corp	1,900	58
Taisho Pharmaceutical Holdings Co Ltd	1,900	87
Taiyo Nippon Sanso Corp	2,600	57
Takeda Pharmaceutical Co Ltd	4,318	118
TDK Corp	1,200	47
Tecmo Koei Holdings	2,480	97
Terumo Corp	2,800	118
Tobu Railway Co Ltd	5,000	114
Toho Co Ltd/Tokyo	3,600	154
Tokio Marine Holdings Inc	2,300	128
Tokyo Electric Power Co Holdings Inc *	82,700	213
Tokyo Electron	100	58
Tokyo Gas Co Ltd	42,300	757
Tokyu Corp	7,000	93
Toray Industries Inc	10,000	59
Toyo Suisan Kaisha Ltd	10,800	457
Toyota Industries Corp	700	56
Toyota Motor Corp	12,000	219
Trend Micro Inc/Japan	2,400	133
Tsuruha Holdings Inc	900	86
Unicharm Corp	7,900	343
Welcia Holdings Co Ltd	4,000	125
Yakult Honsha Co Ltd	2,100	109
Yamaha	1,100	54
Yamato Holdings Co Ltd	2,500	59
Yokogawa Electric	3,700	67
Z Holdings Corp	17,700	103
ZOZO Inc	1,800	56

		23,878

Netherlands — 0.1%
ABN AMRO Bank NV	6,628	98
Adyen NV *	65	171
Aegon NV	17,146	85
Akzo Nobel NV	447	49
ArcelorMittal SA	2,187	70
ASM International	322	142
ASML Holding NV	209	168
Just Eat Takeaway.com *	928	51
Koninklijke Ahold Delhaize NV	6,728	231
Koninklijke DSM NV	490	110
Koninklijke KPN NV	54,612	170
Koninklijke Philips NV	3,809	142
Prosus NV	898	75
Universal Music Group	5,328	150

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Wolters Kluwer NV	2,040	$240

		1,952

New Zealand — 0.0%
Auckland International Airport Ltd *	16,947	89
Fisher & Paykel Healthcare Corp Ltd	3,887	87
Mercury NZ Ltd	15,400	65
Spark New Zealand Ltd	24,430	76

		317

Norway — 0.0%
Adevinta, Cl B *	1,318	18
Equinor ASA	1,664	44
Gjensidige Forsikring ASA	6,791	165
Norsk Hydro ASA	22,961	181
Schibsted, Cl A	707	27
Telenor ASA	4,761	75
Yara International ASA	1,133	57

		567

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
EDP - Energias de Portugal SA	8,940	49
Galp Energia SGPS SA	3,363	32
Jeronimo Martins SGPS SA	3,401	78

		159

Singapore — 0.1%
Capitaland Investment *‡	53,100	134
CapitaLand Mall Trust ‡	81,953	124
City Developments Ltd ‡	7,600	38
Genting Singapore Ltd	60,700	35
Jardine Matheson Holdings Ltd	1,864	102
Oversea-Chinese Banking Corp Ltd	2,700	23
Sea Ltd ADR *	1,265	283
Singapore Airlines Ltd	31,000	115
Singapore Technologies Engineering Ltd	25,400	71
Singapore Telecommunications	570,500	982
Venture Corp Ltd	6,400	87
Wilmar International Ltd	29,500	91

		2,085

Spain — 0.0%
Aena SME SA *	513	81
Cellnex Telecom SA	1,317	77
Enagas SA	3,003	70
Endesa SA	5,109	117
Ferrovial SA	2,453	77
Grifols SA	5,142	99
Iberdrola SA	8,302	98
Industria de Diseno Textil SA	3,329	108
Naturgy Energy Group SA	5,272	172

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Red Electrica Corp SA	3,414	$74
Repsol SA, Cl A	6,896	82
Siemens Gamesa Renewable Energy SA	1,571	37

		1,092

Sweden — 0.1%
Atlas Copco AB, Cl A	345	24
Boliden	2,335	90
Electrolux, Cl B	3,309	80
Epiroc, Cl A	416	11
Equities	570	31
Essity AB, Cl B	1,340	44
H & M Hennes & Mauritz, Cl B	2,264	45
Industrivarden, Cl A	109	3
Kinnevik, Cl B *	1,565	56
Lundin Petroleum AB	19,374	694
Nordea Bank Abp, Cl A	6,982	85
Skandinaviska Enskilda Banken AB, Cl A	7,936	110
Svenska Cellulosa AB SCA, Cl B	4,559	81
Svenska Handelsbanken AB, Cl A	7,194	78
Swedbank AB, Cl A	4,910	99
Swedish Match	11,190	89
Tele2 AB, Cl B	14,343	204
Telefonaktiebolaget LM Ericsson, Cl B	10,512	116
Telia Co AB	50,331	197

		2,137

Switzerland — 0.2%
Adecco Group AG	1,187	61
Alcon Inc	2,354	209
Baloise Holding AG	496	81
Barry Callebaut AG	104	253
Chocoladefabriken Lindt & Spruengli AG	1	134
Cie Financiere Richemont SA, Cl A	936	141
Geberit AG	215	176
Givaudan SA	26	137
LafargeHolcim Ltd	1,540	79
Logitech International SA	1,488	126
Lonza Group AG	296	247
Nestle SA	1,850	259
Novartis AG	1,048	92
Partners Group Holding AG	76	126
Roche Holding	484	217
Schindler Holding AG	179	48
SGS SA, Cl B	41	137
Sika AG	195	81
Sonova Holding AG	526	206
Straumann Holding AG	96	204
Swatch Group AG/The, Cl B	251	77
Swiss Life Holding AG	180	110
Swiss Prime Site AG ‡	588	58
Swisscom AG	2,529	1,428

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Temenos AG	715	$99
UBS Group AG	5,937	107
Vifor Pharma AG	505	90
Zurich Insurance Group AG	87	38

		5,021

United Kingdom — 0.3%
Admiral Group PLC	1,718	73
Allegion plc	654	87
Amcor PLC	16,032	193
Anglo American PLC	1,722	70
Antofagasta PLC	4,517	82
Aon PLC, Cl A	234	70
Aptiv PLC *	615	101
Associated British Foods PLC	2,191	60
AstraZeneca PLC	1,317	155
Auto Trader Group PLC	16,934	170
AVEVA Group	1,393	64
Barratt Developments PLC	2,222	22
Berkeley Group Holdings	1,223	79
BHP Group	3,324	99
BP PLC	106,527	477
British American Tobacco PLC	1,681	62
BT Group PLC, Cl A	64,702	149
Bunzl PLC	3,000	117
Burberry Group PLC	2,013	50
Coca-Cola Europacific Partners PLC	2,530	141
Coca-Cola HBC AG	2,429	84
Compass Group PLC	3,169	71
DCC PLC	732	60
Diageo PLC	2,888	158
Experian PLC	2,610	128
GlaxoSmithKline PLC	6,114	133
Halma PLC	5,482	238
Hikma Pharmaceuticals PLC	4,056	122
HSBC Holdings PLC	22,379	136
Imperial Brands PLC	3,182	70
Informa PLC *	13,266	93
InterContinental Hotels Group PLC *	743	48
J Sainsbury PLC	33,428	125
Johnson Controls International plc	3,007	244
Johnson Matthey PLC	1,866	52
Kingfisher PLC	8,953	41
Kingspan Group PLC	608	73
Linde PLC	660	229
London Stock Exchange Group	368	35
Medtronic PLC	1,787	185
National Grid PLC	26,031	374
NMC Health PLC *(D)	12,179	—
Ocado Group PLC *	1,150	26
Pearson PLC	15,495	129
Pentair PLC	1,382	101

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Persimmon PLC	1,027	$40
Reckitt Benckiser Group PLC	405	35
RELX PLC	3,034	99
Rentokil Initial	12,011	95
Rio Tinto PLC	815	54
Rolls-Royce Holdings PLC *	19,553	33
Royal Dutch Shell PLC, Cl B	25,464	560
Sage Group PLC/The	12,410	143
Severn Trent PLC	6,494	259
Smith & Nephew PLC	7,784	136
Smiths Group PLC	3,056	65
Smurfit Kappa Group PLC	3,031	167
Spirax-Sarco Engineering	249	54
SSE PLC	8,543	191
Tesco	17,126	67
Trane Technologies PLC	641	129
United Utilities Group PLC, Cl B	16,150	238
Vodafone Group PLC	67,936	103
Whitbread PLC *	1,095	44
WPP PLC	8,141	123

		7,911

Total Foreign Common Stock
(Cost $65,594) ($ Thousands)		79,161

COMMON STOCK — 2.4%

Communication Services — 0.2%
Activision Blizzard Inc	2,968	197
Alphabet Inc, Cl A *	115	333
AT&T Inc	16,055	395
Charter Communications Inc, Cl A *	355	231
Comcast Corp, Cl A	4,650	234
Discovery Inc, Cl A *	5,410	127
DISH Network Corp, Cl A *	4,240	138
Electronic Arts Inc	1,763	233
Fox Corp	6,025	207
Interpublic Group of Cos Inc/The	10,256	384
Live Nation Entertainment Inc *	2,226	266
Lumen Technologies Inc	27,586	346
Meta Platforms Inc, Cl A *	839	282
Netflix Inc *	350	211
News Corp, Cl B	11,316	255
Omnicom Group Inc	4,808	352
Take-Two Interactive Software Inc, Cl A *	1,489	265
T-Mobile US Inc *	2,385	277
Twitter Inc *	3,286	142
Verizon Communications Inc	10,486	545
ViacomCBS Inc, Cl B	2,918	88

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walt Disney Co/The *	1,361	$211

		5,719
Consumer Discretionary — 0.2%
Advance Auto Parts Inc	554	133
Amazon.com Inc, Cl A *	29	97
AutoZone Inc *	63	132
Bath & Body Works Inc	1,468	102
Best Buy Co Inc	879	89
Booking Holdings Inc *	33	79
BorgWarner Inc	1,798	81
CarMax Inc *	607	79
Chipotle Mexican Grill Inc, Cl A *	60	105
Darden Restaurants Inc	642	97
Dollar General Corp	398	94
Dollar Tree Inc *	910	128
Domino's Pizza Inc	229	129
DR Horton Inc	1,517	165
eBay Inc	1,485	99
Etsy Inc *	261	57
Expedia Group Inc *	886	160
Ford Motor Co	6,979	145
Gap Inc/The	2,713	48
General Motors Co *	1,328	78
Hanesbrands Inc	5,402	90
Hasbro Inc	959	98
Hilton Worldwide Holdings Inc *	1,035	161
Home Depot Inc/The	344	143
Leggett & Platt Inc	1,806	74
Lennar Corp, Cl A	714	83
LKQ Corp	2,394	144
Lowe's Cos Inc	368	95
Marriott International Inc/MD, Cl A *	453	75
McDonald's Corp	344	92
MGM Resorts International	1,069	48
Mohawk Industries Inc *	714	130
Newell Brands Inc, Cl B	3,837	84
NIKE Inc, Cl B	427	71
O'Reilly Automotive Inc *	186	131
PulteGroup Inc	1,206	69
PVH Corp	953	102
Ralph Lauren Corp, Cl A	665	79
Ross Stores Inc	854	98
Starbucks Corp	1,082	127
Tapestry Inc	2,823	115
Target Corp, Cl A	521	120
Tesla Inc *	79	84
TJX Cos Inc/The	1,474	112
Tractor Supply Co	712	170
Ulta Beauty Inc *	141	58
Under Armour Inc, Cl A *	2,909	62
VF Corp	958	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool Corp	398	$93
Wynn Resorts Ltd *	546	46
Yum! Brands Inc	758	105

		5,126
Consumer Staples — 0.3%
Altria Group Inc	4,096	194
Archer-Daniels-Midland Co	2,936	199
Brown-Forman Corp, Cl B	2,289	167
Campbell Soup Co	7,410	322
Church & Dwight Co Inc	2,519	258
Clorox Co/The	1,065	186
Coca-Cola Co/The	3,032	180
Colgate-Palmolive Co	3,689	315
Conagra Brands Inc	7,947	271
Constellation Brands Inc, Cl A	1,139	286
Costco Wholesale Corp	479	272
Estee Lauder Cos Inc/The, Cl A	852	315
General Mills Inc	5,970	402
Hershey Co/The	1,347	261
Hormel Foods Corp	9,195	449
J M Smucker Co/The	2,772	377
Kellogg Co	4,858	313
Kimberly-Clark Corp	2,081	297
Kraft Heinz Co/The	4,956	178
Kroger Co/The	6,207	281
Lamb Weston Holdings Inc	2,378	151
McCormick & Co Inc/MD	3,138	303
Molson Coors Beverage Co, Cl B	3,119	145
Mondelez International Inc, Cl A	3,684	244
Monster Beverage Corp *	3,145	302
PepsiCo Inc	1,095	190
Philip Morris International Inc	2,561	243
Procter & Gamble Co/The	2,075	339
Sysco Corp, Cl A	2,272	178
Tyson Foods Inc, Cl A	2,695	235
Walgreens Boots Alliance Inc	4,466	233
Walmart Inc	1,137	164

		8,250
Energy — 0.1%
APA Corp	4,561	123
Baker Hughes Co, Cl A	6,778	163
Chevron Corp	1,364	160
ConocoPhillips	8,119	586
Coterra Energy Inc	9,055	172
Devon Energy Corp	6,537	288
Diamondback Energy Inc, Cl A	2,478	267
EOG Resources Inc	2,533	225
Exxon Mobil Corp	6,272	384
Hess Corp	3,016	223
Kinder Morgan Inc	8,358	133
Marathon Oil Corp	17,930	294

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Petroleum Corp	842	$54
ONEOK Inc	2,048	120
Phillips 66	2,119	153
Pioneer Natural Resources Co	950	173
Schlumberger NV, Cl A	6,517	195
Valero Energy Corp	2,323	175
Williams Cos Inc/The	6,562	171

		4,059
Financials — 0.2%
Allstate Corp/The	963	113
American International Group Inc	273	16
Ameriprise Financial Inc	518	156
Arthur J Gallagher & Co	347	59
Assurant Inc	976	152
Bank of America Corp	1,088	48
Bank of New York Mellon Corp/The	1,593	92
BlackRock Inc	75	69
Capital One Financial Corp	280	41
Cboe Global Markets Inc	436	57
Charles Schwab Corp/The	1,358	114
Chubb Ltd	198	38
Cincinnati Financial Corp	315	36
Citizens Financial Group Inc	2,888	136
Discover Financial Services	794	92
Fifth Third Bancorp	3,964	173
Franklin Resources Inc	2,773	93
Globe Life Inc	870	82
Goldman Sachs Group Inc/The	156	60
Hartford Financial Services Group Inc/The	671	46
Huntington Bancshares Inc/OH	2,954	46
Intercontinental Exchange Inc	482	66
Invesco Ltd	3,850	89
JPMorgan Chase & Co	293	46
KeyCorp	2,956	68
Loews Corp	1,583	91
M&T Bank Corp	598	92
MarketAxess Holdings Inc	80	33
Marsh & McLennan Cos Inc	634	110
MetLife Inc	351	22
Morgan Stanley	1,357	133
MSCI Inc, Cl A	231	142
Nasdaq Inc, Cl A	368	77
Northern Trust Corp	370	44
People's United Financial Inc	7,837	140
PNC Financial Services Group Inc/The	607	122
Principal Financial Group Inc, Cl A	1,498	108
Progressive Corp/The	529	54
Prudential Financial Inc	736	80
Raymond James Financial Inc	1,773	178
Regions Financial Corp	3,285	72
State Street Corp	770	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SVB Financial Group, Cl B *	177	$120
Synchrony Financial	2,695	125
T Rowe Price Group Inc	327	64
Travelers Cos Inc/The	101	16
US Bancorp	2,336	131
Wells Fargo & Co	1,682	81
Willis Towers Watson PLC	490	116

		4,211
Health Care — 0.2%
Abbott Laboratories	798	112
AbbVie Inc	968	131
ABIOMED Inc *	280	101
Agilent Technologies Inc	1,033	165
Align Technology Inc *	126	83
AmerisourceBergen Corp, Cl A	593	79
Amgen Inc, Cl A	646	145
Anthem Inc	269	125
Baxter International Inc	1,597	137
Becton Dickinson and Co	396	100
Biogen Inc *	427	103
Bio-Rad Laboratories Inc, Cl A *	142	107
Boston Scientific Corp *	2,255	96
Bristol-Myers Squibb Co	1,520	95
Cardinal Health Inc	1,236	64
Centene Corp *	1,160	96
Cerner Corp	2,555	237
Cigna Corp	365	84
Cooper Cos Inc/The, Cl A	327	137
CVS Health Corp	1,342	138
Danaher Corp, Cl A	606	199
DaVita Inc *	510	58
DENTSPLY SIRONA Inc	1,707	95
Dexcom Inc *	215	115
Edwards Lifesciences Corp, Cl A *	1,150	149
Eli Lilly & Co	431	119
Gilead Sciences Inc	1,887	137
HCA Healthcare Inc	406	104
Henry Schein Inc *	950	74
Hologic Inc *	1,195	91
Humana Inc	212	98
IDEXX Laboratories Inc *	187	123
Illumina Inc *	236	90
Incyte Corp *	1,159	85
Intuitive Surgical Inc *	390	140
Johnson & Johnson	1,720	294
Laboratory Corp of America Holdings *	675	212
McKesson Corp	787	196
Merck & Co Inc	1,941	149
Mettler-Toledo International Inc *	80	136
Organon & Co	2,369	72
PerkinElmer Inc	728	146

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer Inc	2,320	$137
Quest Diagnostics Inc	658	114
Regeneron Pharmaceuticals Inc *	259	164
ResMed Inc	487	127
Stryker Corp	346	93
Thermo Fisher Scientific Inc	120	80
UnitedHealth Group Inc	200	100
Universal Health Services Inc, Cl B	971	126
Vertex Pharmaceuticals Inc *	617	135
Viatris Inc, Cl W *	5,825	79
Waters Corp *	259	97
West Pharmaceutical Services Inc	276	129
Zimmer Biomet Holdings Inc	639	81
Zoetis Inc, Cl A	653	159

		6,838
Industrials — 0.2%
3M Co	411	73
A O Smith Corp	980	84
Alaska Air Group Inc *	840	44
AMETEK Inc	926	136
Canadian Pacific Railway	1,375	99
Carrier Global Corp	916	50
CH Robinson Worldwide Inc	978	105
Cintas Corp	146	65
Copart Inc *	726	110
CSX Corp	2,961	111
Cummins Inc	289	63
Delta Air Lines Inc, Cl A *	1,126	44
Dover Corp	565	103
Emerson Electric Co	986	92
Equifax Inc	349	102
Expeditors International of Washington Inc	870	117
Fastenal Co, Cl A	1,178	75
Fortive Corp	1,754	134
Fortune Brands Home & Security Inc	492	53
General Dynamics Corp	849	177
General Electric Co	646	61
Honeywell International Inc	394	82
Howmet Aerospace Inc	2,374	76
Huntington Ingalls Industries Inc, Cl A	251	47
IHS Markit Ltd	978	130
Illinois Tool Works Inc	606	150
Ingersoll Rand Inc	1,458	90
Jacobs Engineering Group Inc	539	75
JB Hunt Transport Services Inc	390	80
L3Harris Technologies Inc	320	68
Lockheed Martin Corp	186	66
Masco Corp	1,288	90
Nielsen Holdings PLC	2,219	46
Norfolk Southern Corp	347	103
Northrop Grumman Corp	381	147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otis Worldwide Corp	879	$77
PACCAR Inc	956	84
Parker-Hannifin Corp, Cl A	549	175
Quanta Services Inc	797	91
Raytheon Technologies Corp	905	78
Robert Half International Inc	845	94
Rockwell Automation Inc	289	101
Rollins Inc	4,270	146
Snap-on Inc	986	213
Southwest Airlines Co, Cl A *	1,959	84
Textron Inc	2,178	168
TransDigm Group Inc *	128	81
Union Pacific Corp	311	78
United Parcel Service Inc, Cl B	363	78
United Rentals Inc *	170	56
Verisk Analytics Inc, Cl A	884	202
Waste Management Inc	830	139
Xylem Inc/NY	691	83

		5,176
Information Technology — 0.3%
Adobe Inc *	192	109
Advanced Micro Devices Inc *	498	72
Akamai Technologies Inc *	831	97
Analog Devices Inc	376	66
ANSYS Inc *	288	116
Applied Materials Inc	1,164	183
Arista Networks Inc *	1,288	185
Autodesk Inc, Cl A *	232	65
Automatic Data Processing Inc	354	87
Broadcom Inc	192	128
Cadence Design Systems Inc *	1,227	229
Check Point Software Technologies Ltd *	1,215	142
Cisco Systems Inc/Delaware	2,109	134
Citrix Systems Inc	584	55
Cognizant Technology Solutions Corp, Cl A	1,546	137
Corning Inc, Cl B	2,864	107
CyberArk Software Ltd *	1,251	217
DXC Technology Co *	1,512	49
F5 Inc, Cl A *	420	103
Fidelity National Information Services Inc, Cl B	799	87
Fiserv Inc, Cl A *	790	82
FleetCor Technologies Inc *	390	87
Fortinet Inc *	468	168
Gartner Inc *	1,003	335
Global Payments Inc	436	59
Hewlett Packard Enterprise Co	8,829	139
HP Inc	2,363	89
Intel Corp	1,628	84
International Business Machines Corp	341	46
Intuit Inc	357	230

12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IPG Photonics Corp *	338	$58
Jack Henry & Associates Inc	575	96
Juniper Networks Inc	2,925	104
Keysight Technologies Inc *	736	152
KLA Corp	464	200
Microchip Technology Inc	1,142	99
Micron Technology Inc	831	77
Microsoft Corp	768	258
Motorola Solutions Inc	235	64
NetApp Inc	725	67
NortonLifeLock Inc	4,139	107
NVIDIA Corp	456	134
Oracle Corp, Cl B	2,724	238
Paychex Inc	656	90
Paycom Software Inc *	198	82
Qorvo Inc *	628	98
QUALCOMM Inc	570	104
salesforce.com Inc *	252	64
Seagate Technology Holdings PLC	1,509	170
ServiceNow Inc *	159	103
Skyworks Solutions Inc	656	102
Synopsys Inc *	211	78
Teledyne Technologies Inc *	176	77
Texas Instruments Inc	282	53
Tyler Technologies Inc *	247	133
VeriSign Inc *	681	173
Western Digital Corp *	1,138	74
Western Union Co/The	3,204	57
Xilinx Inc	654	139
Zebra Technologies Corp, Cl A *	113	67

		7,005
Materials — 0.2%
Air Products and Chemicals Inc	580	176
Albemarle Corp	1,075	251
Avery Dennison Corp	1,153	250
Ball Corp	1,736	167
Celanese Corp, Cl A	628	106
CF Industries Holdings Inc	3,811	270
Corteva Inc	5,121	242
Dow Inc	2,337	133
DuPont de Nemours Inc	1,117	90
Eastman Chemical Co	1,987	240
Ecolab Inc	731	171
FMC Corp	1,834	202
Freeport-McMoRan Inc, Cl B	3,462	144
International Flavors & Fragrances Inc	1,993	300
International Paper Co	1,705	80
LyondellBasell Industries NV, Cl A	1,153	106
Martin Marietta Materials Inc, Cl A	696	307
Mosaic Co/The	5,396	212
Newmont Corp	4,763	295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nucor Corp	2,612	$298
Packaging Corp of America	1,034	141
PPG Industries Inc	1,382	238
Sealed Air Corp	3,350	226
Sherwin-Williams Co/The, Cl A	828	292
Vulcan Materials Co	1,039	216
Westrock Co	3,440	153

		5,306
Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	140
American Tower Corp, Cl A ‡	353	103
Boston Properties Inc ‡	379	44
Crown Castle International Corp ‡	437	91
Digital Realty Trust Inc, Cl A ‡	526	93
Duke Realty Corp ‡	2,124	139
Equinix Inc ‡	66	56
Equity Residential ‡	1,670	151
Essex Property Trust Inc ‡	198	70
Extra Space Storage Inc ‡	738	167
Federal Realty Investment Trust ‡	1,348	184
Healthpeak Properties Inc ‡	1,687	61
Host Hotels & Resorts Inc *‡	2,919	51
Iron Mountain Inc ‡	1,556	81
Mid-America Apartment Communities Inc ‡	1,107	254
Prologis Inc ‡	549	92
Public Storage ‡	325	122
Realty Income Corp ‡	2,310	165
Regency Centers Corp ‡	515	39
SBA Communications Corp, Cl A ‡	152	59
Simon Property Group Inc ‡	848	136
UDR Inc ‡	2,549	153
Vornado Realty Trust ‡	747	31
Welltower Inc ‡	476	41
Weyerhaeuser Co ‡	1,020	42

		2,565
Utilities — 0.4%
AES Corp/The	8,922	217
Alliant Energy Corp	7,767	477
Ameren Corp	5,646	503
American Electric Power Co Inc	5,935	528
American Water Works Co Inc	1,287	243
Atmos Energy Corp	1,688	177
CenterPoint Energy Inc	10,623	296
CMS Energy Corp	7,099	462
Consolidated Edison Inc	7,733	660
Dominion Energy Inc	7,520	591
DTE Energy Co	2,191	262
Duke Energy Corp	3,471	364
Edison International	5,332	364
Entergy Corp	2,469	278
Evergy Inc	5,347	367

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eversource Energy	5,556	$505
Exelon Corp	5,763	333
FirstEnergy Corp	5,862	244
NextEra Energy Inc	3,133	292
NiSource Inc	15,120	417
NRG Energy Inc	6,095	263
Pinnacle West Capital Corp	3,525	249
PPL Corp	9,644	290
Public Service Enterprise Group Inc	5,156	344
Sempra Energy	2,197	291
Southern Co/The	5,517	378
WEC Energy Group Inc	5,563	540
Xcel Energy Inc	7,537	510

		10,445
Total Common Stock
(Cost $36,107) ($ Thousands)		64,700

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 1.3%
Consumer Discretionary — 0.0%
Toyota Motor
3.419%, 07/20/2023 (B)	$500	521
Toyota Motor Credit MTN
3.200%, 01/11/2027 (B)	750	804
2.625%, 01/10/2023 (B)	375	383
University of Southern California
5.250%, 10/01/2111 (B)	100	160

		1,868

Consumer Staples — 0.1%
Colgate-Palmolive MTN
2.250%, 11/15/2022 (B)	1,250	1,268
Procter & Gamble Co/The
2.150%, 08/11/2022 (B)	250	253

		1,521

Energy — 0.1%
Chevron
2.954%, 05/16/2026 (B)	1,000	1,059
CNOOC Petroleum North America ULC
5.875%, 03/10/2035 (B)	100	123
Equinor ASA
2.450%, 01/17/2023 (B)	1,250	1,272
Shell International Finance BV
3.250%, 05/11/2025 (B)	250	266
XTO Energy
6.750%, 08/01/2037 (B)	300	425

		3,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 0.7%
Bank of Montreal MTN
2.550%, 11/06/2022 (B)	$250	$254
Bank of Nova Scotia
2.700%, 03/07/2022 (B)	500	502
Berkshire Hathaway
3.400%, 01/31/2022 (B)	150	150
2.750%, 03/15/2023 (B)	1,000	1,021
BlackRock
3.375%, 06/01/2022 (B)	500	506
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (B)	500	505
CME Group
3.000%, 09/15/2022 (B)	100	102
3.000%, 03/15/2025 (B)	1,000	1,050
FMS Wertmanagement
2.750%, 03/06/2023 (B)	375	384
2.750%, 01/30/2024 (B)	375	390
2.000%, 08/01/2022 (B)	875	884
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028 (B)	375	406
2.625%, 02/28/2024 (B)	1,000	1,039
2.500%, 11/20/2024 (B)	1,000	1,042
2.125%, 03/07/2022 (B)	500	501
2.125%, 06/15/2022 (B)	500	504
2.125%, 01/17/2023 (B)	1,250	1,271
2.000%, 09/29/2022 (B)	750	759
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027 (B)	125	132
2.375%, 06/10/2025 (B)	625	651
2.000%, 01/13/2025 (B)	250	257
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (B)	1,125	1,144
National Australia Bank Ltd
3.000%, 01/20/2023 (B)	200	205
Oesterreichische Kontrollbank
3.125%, 11/07/2023 (B)	250	261
2.625%, 01/31/2022 (B)	250	251
1.625%, 09/17/2022 (B)	250	252
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (B)	500	513
Svensk Exportkredit MTN
2.000%, 08/30/2022 (B)	250	252
1.625%, 11/14/2022 (B)	125	126
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (B)	1,000	1,027
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 (B)	250	260
3.250%, 03/11/2024 (B)	125	131

		16,732

14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (B)	$300	$434
3.375%, 12/05/2023 (B)	500	525
2.450%, 03/01/2026 (B)	1,000	1,043
Novartis Capital
4.400%, 05/06/2044 (B)	250	320

		2,322

Industrials — 0.0%
3M Co MTN
5.700%, 03/15/2037 (B)	150	208
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (B)	406	485

		693

Information Technology — 0.2%
Apple
3.000%, 02/09/2024 (B)	375	391
2.850%, 02/23/2023 (B)	1,000	1,021
2.850%, 05/11/2024 (B)	250	260
2.500%, 02/09/2022 (B)	500	500
2.450%, 08/04/2026 (B)	375	392
2.400%, 05/03/2023 (B)	250	256
Microsoft
3.700%, 08/08/2046 (B)	500	596
3.300%, 02/06/2027 (B)	1,000	1,090
2.125%, 11/15/2022 (B)	500	508
Visa
4.150%, 12/14/2035 (B)	125	150
3.150%, 12/14/2025 (B)	500	534
2.800%, 12/14/2022 (B)	125	127
2.150%, 09/15/2022 (B)	125	126

		5,951

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (B)	1,000	1,055
Florida Power & Light Co
3.125%, 12/01/2025 (B)	1,000	1,057
Southern California Gas
5.125%, 11/15/2040 (B)	150	194
3.750%, 09/15/2042 (B)	250	276

		2,582

Total Corporate Obligations
(Cost $33,700) ($ Thousands)		34,814

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	$17,271

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		17,271

PREFERRED STOCK — 0.0%

Health Care — 0.0%
Sartorius AG (E)	306	207

Materials — 0.0%
Fuchs Petrolub (E)	1,520	69

Total Preferred Stock
(Cost $201) ($ Thousands)		276

Total Investments in Securities — 69.3%
(Cost $1,782,781) ($ Thousands)		$1,885,453

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	56	Jan-2022	$9,818	$10,160	$255
Australian 10-Year Bond	1,861	Mar-2022	185,674	188,299	(225)
Bloomberg Commodity Index^	3,709	Mar-2022	36,092	36,782	691
Brent Crude^	422	Mar-2022	30,705	32,642	1,937
Brent Crude^	167	Feb-2022	13,138	12,989	(149)
CAC40 10 Euro Index	192	Jan-2022	15,267	15,596	235
Canadian 10-Year Bond	1,548	Mar-2022	170,566	174,782	3,282
Coffee C^	143	Mar-2022	11,329	12,125	795
Copper^	86	Apr-2022	9,408	9,597	189
Corn^	976	Mar-2022	27,927	28,951	1,024
Cotton No. 2^	165	Mar-2022	8,155	9,289	1,134
DAX Index	42	Mar-2022	18,554	18,933	249
Euro STOXX 50	800	Mar-2022	37,737	39,006	932
Euro-Bob	955	Mar-2022	145,118	144,703	(1,159)
Euro-BTP	423	Mar-2022	71,550	70,717	(1,287)
Euro-Bund	699	Mar-2022	137,775	136,223	(2,439)
Euro-Buxl	167	Mar-2022	41,022	39,263	(1,998)
Euro-OAT	165	Mar-2022	30,891	30,613	(606)
Euro-Schatz	344	Mar-2022	43,403	43,826	(42)
Feeder Cattle^	15	Jan-2022	1,184	1,252	67
Feeder Cattle^	87	Apr-2022	7,144	7,393	248
FTSE 100 Index	352	Mar-2022	33,688	34,918	524
FTSE MIB Index	98	Mar-2022	14,695	15,183	347
FTSE Taiwan Index	139	Jan-2022	8,898	8,915	18
FTSE/JSE Top 40 Index	271	Mar-2022	11,127	11,375	218
Gasoline^	58	Feb-2022	5,175	5,419	244
Gasoline^	101	Mar-2022	9,410	9,454	44
Gold^	266	Feb-2022	48,600	48,641	41
Gold^	27	Apr-2022	4,932	4,944	11
Hang Seng China Enterprises Index	163	Jan-2022	8,549	8,642	91
Hang Seng Index	94	Jan-2022	13,973	14,137	159
IBEX	81	Jan-2022	7,620	7,999	311
Japanese 10-Year Bond	246	Mar-2022	328,970	324,027	(783)
Japanese 10-Year Government Bond E-MINI	2,353	Mar-2022	314,783	309,790	(922)
KC HRW Wheat^	49	Mar-2022	1,902	1,964	61
KOSPI 200 Index	116	Mar-2022	9,594	9,618	87
Lean Hogs^	178	Feb-2022	5,668	5,801	133
Lean Hogs^	27	Apr-2022	943	937	(7)
Live Cattle^	81	Feb-2022	4,432	4,526	94
Live Cattle^	117	May-2022	6,597	6,778	181
LME Copper^	102	Mar-2022	24,378	24,815	437
LME Lead^	39	Mar-2022	2,190	2,256	66
LME Nickel^	116	Mar-2022	13,394	14,472	1,078
LME Primary Aluminum^	225	Mar-2022	15,327	15,795	468
LME Zinc^	226	Mar-2022	18,446	20,046	1,600
Long Gilt 10-Year Bond	871	Apr-2022	146,251	147,347	(614)
Low Sulphur Gasoil^	208	Mar-2022	13,514	13,790	276
Low Sulphur Gasoil^	53	Feb-2022	3,578	3,531	(47)
MSCI Emerging Markets	1,104	Mar-2022	68,448	67,692	(756)
Natural Gas^	401	Mar-2022	17,587	14,264	(3,323)
Natural Gas^	16	Jan-2022	795	597	(198)
NY Harbor ULSD^	61	Feb-2022	5,742	5,957	215
NY Harbor ULSD^	110	Mar-2022	10,426	10,665	239
NYMEX Cocoa^	418	Mar-2022	11,004	10,534	(470)

16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
OMX Stockholm 30	304	Jan-2022	$7,685	$8,123	$362
Russell 2000 Index E-MINI	1,437	Mar-2022	159,209	161,145	1,936
S&P - Goldman Sachs Commodity Index^	99	Jan-2022	13,344	13,901	557
S&P 500 Index E-MINI	2,072	Mar-2022	484,364	492,981	8,617
S&P Mid Cap 400 Index E-MINI	89	Mar-2022	24,599	25,256	656
S&P TSX 60 Index	160	Mar-2022	31,601	32,450	525
SGX Nifty 50	438	Jan-2022	15,035	15,277	242
Silver^	144	Apr-2022	17,617	16,813	(804)
Soybean^	132	Mar-2022	8,377	8,839	462
Soybean Meal^	342	Mar-2022	12,108	13,649	1,541
Soybean Oil^	132	Mar-2022	4,369	4,477	108
SPI 200 Index	198	Mar-2022	25,788	26,441	179
Sugar No. 11^	850	Mar-2022	18,777	17,974	(803)
TOPIX Index	349	Mar-2022	60,535	60,402	651
U.S. 2-Year Treasury Note	904	Apr-2022	197,269	197,227	(41)
U.S. 5-Year Treasury Note	4,252	Apr-2022	513,982	514,392	410
U.S. 10-Year Treasury Note	6,637	Mar-2022	858,850	865,921	7,072
U.S. Long Treasury Bond	1,220	Mar-2022	195,126	195,734	608
U.S. Ultra Long Treasury Bond	184	Mar-2022	36,271	36,271	–
Wheat^	177	Mar-2022	6,906	6,821	(85)
WTI Crude Oil^	153	Mar-2022	11,129	11,457	327
WTI Crude Oil^	16	Jan-2022	1,143	1,203	61
			$4,947,177	$4,974,724	$25,537

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/28/22	CHF	4,600	USD	5,021	$(32)
BNYMellon	01/28/22	AUD	5,100	USD	3,698	(10)
BNYMellon	01/28/22	CAD	8,100	USD	6,332	(81)
BNYMellon	01/28/22	HKD	44,200	USD	5,667	(3)
Brown Brothers Harriman	01/28/22	AUD	246	USD	178	(1)
Brown Brothers Harriman	01/28/22	EUR	146,300	USD	164,979	(1,474)
Citigroup	03/16/22	USD	652	CLP	564,650	4
Citigroup	03/16/22	USD	1,229	CLP	1,023,850	(39)
Citigroup	03/16/22	USD	2,311	HUF	767,000	40
Citigroup	03/16/22	USD	2,458	PLN	10,050	23
Citigroup	03/16/22	USD	9,206	CZK	207,050	205
Citigroup	03/16/22	USD	11,922	BRL	68,400	136
Citigroup	03/16/22	CNH	15,300	USD	2,379	(15)
Citigroup	03/16/22	BRL	15,550	USD	2,678	(62)
Citigroup	03/16/22	USD	17,013	CNH	109,450	118
Citigroup	03/16/22	USD	17,416	EUR	15,402	124
Citigroup	03/16/22	USD	9,865	RUB	754,706	65
Citigroup	03/16/22	USD	8,595	RUB	645,544	(102)
Citigroup	03/16/22	USD	6,127	ZAR	99,956	73
Citigroup	03/16/22	USD	14,728	ZAR	235,994	(89)
Citigroup	03/16/22	USD	23,121	KRW	27,411,900	(129)
Citigroup	03/16/22	CZK	23,200	USD	1,014	(41)
Citigroup	03/16/22	GBP	23,245	USD	31,052	(416)
Citigroup	03/16/22	USD	29,720	MXN	640,000	1,159
Citigroup	03/16/22	USD	766	MXN	15,800	(4)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/16/22	USD	29,306	INR	2,215,150	$183
Citigroup	03/16/22	USD	1,966	INR	147,300	(5)
Citigroup	03/16/22	ZAR	44,250	USD	2,757	13
Citigroup	03/16/22	ZAR	27,850	USD	1,700	(28)
Citigroup	03/16/22	EUR	122,089	USD	138,110	(927)
Citigroup	03/16/22	MXN	152,150	USD	7,016	(325)
Citigroup	03/16/22	RUB	157,250	USD	2,103	34
Citigroup	03/16/22	RUB	271,250	USD	3,547	(22)
Citigroup	03/16/22	HUF	527,300	USD	1,596	(20)
Citigroup	03/16/22	INR	761,250	USD	10,007	(127)
Citigroup	03/16/22	KRW	4,078,550	USD	3,425	4
Citigroup	03/16/22	KRW	1,835,200	USD	1,536	(3)
JPMorgan Chase Bank	03/16/22	USD	652	CLP	564,650	4
JPMorgan Chase Bank	03/16/22	USD	1,229	CLP	1,023,850	(40)
JPMorgan Chase Bank	03/16/22	USD	2,311	HUF	767,000	40
JPMorgan Chase Bank	03/16/22	USD	2,458	PLN	10,050	23
JPMorgan Chase Bank	03/16/22	USD	9,206	CZK	207,050	205
JPMorgan Chase Bank	03/16/22	USD	11,922	BRL	68,400	135
JPMorgan Chase Bank	03/16/22	USD	14,918	EUR	13,200	115
JPMorgan Chase Bank	03/16/22	CNH	15,300	USD	2,379	(16)
JPMorgan Chase Bank	03/16/22	BRL	15,550	USD	2,678	(63)
JPMorgan Chase Bank	03/16/22	USD	17,013	CNH	109,450	118
JPMorgan Chase Bank	03/16/22	USD	9,865	RUB	754,706	64
JPMorgan Chase Bank	03/16/22	USD	8,595	RUB	645,544	(102)
JPMorgan Chase Bank	03/16/22	USD	6,127	ZAR	99,956	73
JPMorgan Chase Bank	03/16/22	USD	14,728	ZAR	235,994	(90)
JPMorgan Chase Bank	03/16/22	GBP	23,099	USD	30,858	(411)
JPMorgan Chase Bank	03/16/22	USD	23,121	KRW	27,411,900	(129)
JPMorgan Chase Bank	03/16/22	CZK	23,200	USD	1,014	(41)
JPMorgan Chase Bank	03/16/22	USD	29,720	MXN	640,000	1,158
JPMorgan Chase Bank	03/16/22	USD	766	MXN	15,800	(4)
JPMorgan Chase Bank	03/16/22	USD	29,306	INR	2,215,150	182
JPMorgan Chase Bank	03/16/22	USD	1,966	INR	147,300	(5)
JPMorgan Chase Bank	03/16/22	ZAR	44,250	USD	2,757	12
JPMorgan Chase Bank	03/16/22	ZAR	27,850	USD	1,700	(28)
JPMorgan Chase Bank	03/16/22	EUR	122,089	USD	138,110	(927)
JPMorgan Chase Bank	03/16/22	MXN	152,150	USD	7,016	(325)
JPMorgan Chase Bank	03/16/22	RUB	157,250	USD	2,103	34
JPMorgan Chase Bank	03/16/22	RUB	271,250	USD	3,547	(22)
JPMorgan Chase Bank	03/16/22	HUF	527,300	USD	1,596	(21)
JPMorgan Chase Bank	03/16/22	INR	761,250	USD	10,007	(127)
JPMorgan Chase Bank	03/16/22	KRW	4,078,550	USD	3,425	4
JPMorgan Chase Bank	03/16/22	KRW	1,835,200	USD	1,536	(4)
State Street	01/28/22	EUR	16,100	USD	18,232	(85)
State Street	01/28/22	GBP	99,800	USD	132,300	(2,839)
State Street	01/28/22	JPY	2,740,650	USD	23,882	73
						$(4,813)

18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Taiwan Index (TAIEX	)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/22/2022	TWD	$4,586	$4,739	$–	$133
Bank of America	Taiwan Index (TAIEX	)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/22/2022	TWD	8,922	9,214	–	254
Bank of America	Taiwan Index (TAIEX	)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/22/2022	TWD	8,796	9,082	–	248
Bank of America	SGX Nifty 50		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/30/2022	USD	3,081	3,139	–	58
Citibank	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/31/2022	HKD	1,678	1,697	–	18
JPMorgan Chase	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/31/2022	HKD	15,712	15,906	–	190
Bank of America	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/31/2022	HKD	15,130	15,322	–	188
Bank of America	Live Cattle	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	02/02/2022	USD	6,271	6,482	–	211
Bank of America	Bovespa Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	02/19/2022	BRL	4,470	4,369	–	(160)
Bank of America	Sugar	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/02/2022	USD	110	106	–	(5)
Citibank	Sugar	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/02/2022	USD	23	21	–	(1)
Bank of America	Cotton No. 2	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/12/2022	USD	1,162	1,239	–	77
JPMorgan Chase	KOSPI Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/13/2022	KRW	14,524	14,593	–	165
Bank of America	Soybean	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/17/2022	USD	6,498	7,165	–	667
Bank of America	Soybean Meal	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/17/2022	USD	503	559	–	56
Bank of America	Soybean Oil	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/17/2022	USD	3,725	3,901	–	175
Bank of America	Soybean Oil	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/17/2022	USD	1,882	1,967	–	85
Bank of America	Corn	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/17/2022	USD	8,009	8,187	–	178
Bank of America	Swiss Market		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/21/2022	CHF	25,954	27,109	–	769
Bank of America	Live Cattle	^	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	05/02/2022	USD	1,680	1,680	–	–
									$136,476	$–	$3,306

A list of open centrally cleared swap agreements held by the Fund at December 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.00%	3 MONTH USD - LIBOR	Annually	09/21/2024	USD	374,000	$(756)	$(431)	$(325)
1.00%	3 MONTH USD - LIBOR	Annually	06/15/2027	USD	118,500	(1,335)	(678)	(658)
1.00%	1D USD SOFR	Annually	06/15/2027	USD	140,175	(1,580)	(1,842)	263
						$(3,671)	$(2,951)	$(720)

Percentages are based on Net Assets of $2,719,665 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $96,206 ($ Thousands), representing 3.5% of the Net Assets of the Fund.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)	No interest rate available.

(E)	There is currently no rate available.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2021.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Accumulation Fund (Concluded)

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CZK — Czech Koruna
DAX — German Stock Index
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HRW— Hard Red Winter
HUF — Hungarian Forint
IBEX — Spanish Stock Exchange Index
INR — Indian Rupee
JPY — Japanese Yen
JSE — Johannesburg Stock Exchange
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LME — London Metal Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN — Mexican Peso
NYMEX — New York Mercantile Exchange
OMX — Offset Market Exchange
OTC — Over The Counter
PLC — Public Limited Company
PLN — Polish Zloty
REIT — Real Estate investment Trust
RUB — Russian Ruble
S&P— Standard & Poor's
SOFR30A — Secured Overnight Financing Rate 30-day Average
SPI — Share Price Index
TOPIX- Tokyo Price Index
TSX — Toronto Stock Exchange
TWD— Taiwan Dollar
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
USD — U.S. Dollar
WTI — West Texas Intermediate
ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,189,574	–	1,189,574
Sovereign Debt	–	499,657	–	499,657
Foreign Common Stock	79,064	97	–	79,161
Common Stock	64,700	–	–	64,700
Corporate Obligations	–	34,814	–	34,814
Exchange Traded Fund	17,271	–	–	17,271
Preferred Stock	207	69	–	276
Total Investments in Securities	161,242	1,724,211	–	1,885,453

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	42,295	–	–	42,295
Unrealized Depreciation	(16,758)	–	–	(16,758)
Forwards Contracts*
Unrealized Appreciation	–	4,421	–	4,421
Unrealized Depreciation	–	(9,234)	–	(9,234)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	3,472	–	3,472
Unrealized Depreciation	–	(166)	–	(166)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	263	–	263
Unrealized Depreciation	–	(983)	–	(983)
Total Other Financial Instruments	25,537	(2,227)	–	23,310

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 46.1%
Communication Services — 3.7%
Altice France
10.500%, 05/15/2027 (A)	$650	$699
5.500%, 10/15/2029 (A)	1,866	1,838
5.125%, 07/15/2029 (A)	370	361
AMC Entertainment Holdings
12.000%cash/10.000% PIK, 06/15/2026 (A)	110	109
AT&T
4.350%, 03/01/2029	700	786
3.500%, 06/01/2041	350	360
2.750%, 06/01/2031	375	383
2.550%, 12/01/2033	1,428	1,397
2.300%, 06/01/2027	1,050	1,068
1.650%, 02/01/2028	875	856
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,375
CCO Holdings
4.500%, 05/01/2032	790	813
Charter Communications Operating
5.125%, 07/01/2049	200	232
4.908%, 07/23/2025	3,200	3,524
3.750%, 02/15/2028	650	696
Clear Channel Outdoor Holdings
7.500%, 06/01/2029 (A)	800	854
Digicel Group
8.000%cash/8.000% PIK, 04/01/2025 (A)	91	84
Digicel International Finance
8.750%, 05/25/2024 (A)	61	62
DISH DBS
7.750%, 07/01/2026	100	105
5.750%, 12/01/2028 (A)	480	485
5.250%, 12/01/2026 (A)	580	589
5.125%, 06/01/2029	2,125	1,934
Frontier Communications Holdings
5.000%, 05/01/2028 (A)	395	407
Gannett Holdings
6.000%, 11/01/2026 (A)	490	500
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	650	298
5.500%, 08/01/2023 (B)	1,747	791
Mauritius Investments
6.500%, 10/13/2026	2,470	2,755
Millicom International Cellular
6.250%, 03/25/2029 (A)	477	519
4.500%, 04/27/2031 (A)	219	221
Playtika Holding
4.250%, 03/15/2029 (A)	868	851
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	$580	$589
Telecom Argentina
8.500%, 08/06/2025 (A)	28	27
T-Mobile USA
4.500%, 04/15/2050	1,516	1,774
Townsquare Media
6.875%, 02/01/2026 (A)	902	957
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	730	739
Urban One
7.375%, 02/01/2028 (A)	740	762
Verizon Communications
3.700%, 03/22/2061	310	336
3.550%, 03/22/2051	140	151
3.400%, 03/22/2041	430	450
2.100%, 03/22/2028	515	516
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	496
VTR Comunicaciones
5.125%, 01/15/2028 (A)	676	689

		32,911

Consumer Discretionary — 6.5%
Allen Media
10.500%, 02/15/2028 (A)	1,060	1,106
Altice Financing
5.000%, 01/15/2028 (A)	735	717
American Axle & Manufacturing
5.000%, 10/01/2029	190	186
APX Group
5.750%, 07/15/2029 (A)	1,620	1,596
Asbury Automotive Group
5.000%, 02/15/2032 (A)	280	291
4.625%, 11/15/2029 (A)	505	514
At Home Group
4.875%, 07/15/2028 (A)	625	616
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	663
Bath & Body Works
6.625%, 10/01/2030 (A)	420	476
5.250%, 02/01/2028	710	785
Bed Bath & Beyond
5.165%, 08/01/2044	1,060	880
BorgWarner
5.000%, 10/01/2025 (A)	560	626
Boyne USA
4.750%, 05/15/2029 (A)	830	855
CalAtlantic Group
5.250%, 06/01/2026	330	356
Carnival
9.875%, 08/01/2027 (A)	1,090	1,246

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.875%, 06/01/2027	$1,270	$1,472
Carriage Services
4.250%, 05/15/2029 (A)	440	438
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	280	252
Carvana
5.500%, 04/15/2027 (A)	360	356
4.875%, 09/01/2029 (A)	1,535	1,462
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	463
CSC Holdings
5.750%, 01/15/2030 (A)	643	641
5.000%, 11/15/2031 (A)	709	683
4.500%, 11/15/2031 (A)	350	346
Dealer Tire
8.000%, 02/01/2028 (A)	1,734	1,805
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	140
5.375%, 08/15/2026 (A)	330	165
DIRECTV Holdings
5.875%, 08/15/2027 (A)	2,950	3,020
eG Global Finance
6.750%, 02/07/2025 (A)	488	494
Expedia Group
4.625%, 08/01/2027	647	720
Ford Motor
3.250%, 02/12/2032	1,391	1,424
Ford Motor Credit
4.000%, 11/13/2030	560	602
3.625%, 06/17/2031	700	737
2.900%, 02/16/2028	290	291
Foundation Building Materials
6.000%, 03/01/2029 (A)	355	349
Gap
3.625%, 10/01/2029 (A)	455	450
General Motors
5.950%, 04/01/2049	50	68
4.000%, 04/01/2025	250	267
General Motors Financial
5.650%, 01/17/2029	175	207
Getty Images
9.750%, 03/01/2027 (A)	720	763
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	298
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,010	1,035
Installed Building Products
5.750%, 02/01/2028 (A)	450	468
IRB Holding
6.750%, 02/15/2026 (A)	435	443
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,205	1,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Liberty Interactive
8.500%, 07/15/2029	$330	$360
8.250%, 02/01/2030	130	142
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	280	282
Match Group Holdings II
3.625%, 10/01/2031 (A)	385	374
Mclaren Finance
7.500%, 08/01/2026 (A)	740	746
MDC Holdings
6.000%, 01/15/2043	180	228
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	893
MercadoLibre
3.125%, 01/14/2031	840	794
Metis Merger Sub
6.500%, 05/15/2029 (A)	287	282
Michaels
7.875%, 05/01/2029 (A)	580	571
5.250%, 05/01/2028 (A)	240	240
NCL
12.250%, 05/15/2024 (A)	576	683
10.250%, 02/01/2026 (A)	298	347
3.625%, 12/15/2024 (A)	1,600	1,510
NESCO Holdings II
5.500%, 04/15/2029 (A)	284	293
Newell Brands
6.000%, 04/01/2046	536	688
Penn National Gaming
4.125%, 07/01/2029 (A)	1,219	1,182
Penske Automotive Group
3.750%, 06/15/2029	848	841
PetSmart
7.750%, 02/15/2029 (A)	290	315
4.750%, 02/15/2028 (A)	250	257
PM General Purchaser
9.500%, 10/01/2028 (A)	930	942
Rent-A-Center
6.375%, 02/15/2029 (A)	370	386
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	318	356
Sally Holdings
5.625%, 12/01/2025	380	389
Sands China
5.125%, 08/08/2025	200	210
3.250%, 08/08/2031 (A)	200	188
2.300%, 03/08/2027 (A)	470	442
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	1,765	1,797
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	1,592	1,668

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SRS Distribution
6.125%, 07/01/2029 (A)		$1,360	$1,386
StoneMor
8.500%, 05/15/2029 (A)		850	878
SWF Escrow Issuer
6.500%, 10/01/2029 (A)		1,165	1,120
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	919
TKC Holdings
10.500%, 05/15/2029 (A)		310	335
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	423
Univision Communications
9.500%, 05/01/2025 (A)		$300	321
Viking Cruises
7.000%, 02/15/2029 (A)		130	130
VOC Escrow
5.000%, 02/15/2028 (A)		830	822
Wendy's International
7.000%, 12/15/2025		570	640
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	810
Wheel Pros
6.500%, 05/15/2029 (A)		$575	552
Wynn Macau
5.625%, 08/26/2028 (A)		390	361
5.500%, 01/15/2026 (A)		200	188
5.125%, 12/15/2029 (A)		470	427
4.875%, 10/01/2024 (A)		220	207
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		600	629
Yum! Brands
4.750%, 01/15/2030 (A)		454	491

			60,055

Consumer Staples — 1.6%
Altria Group
2.350%, 05/06/2025		425	435
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,650	1,921
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	260
BRF
4.875%, 01/24/2030		$1,440	1,458
Constellation Brands
3.150%, 08/01/2029		600	633
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	1,090
HLF Financing Sarl
4.875%, 06/01/2029 (A)		1,639	1,608
Keurig Dr Pepper
4.597%, 05/25/2028		1,000	1,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
4.375%, 06/01/2046	$1,671	$1,957
Lindley
4.625%, 04/12/2023	143	145
Performance Food Group
5.500%, 10/15/2027 (A)	450	470
Post Holdings
4.625%, 04/15/2030 (A)	429	437
Prosperous Ray
4.625%, 11/12/2023	300	316
Triton Water Holdings
6.250%, 04/01/2029 (A)	470	451
US Foods
4.750%, 02/15/2029 (A)	1,171	1,190
4.625%, 06/01/2030 (A)	580	586
Vector Group
10.500%, 11/01/2026 (A)	310	321

		14,415

Energy — 6.7%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	984
Berry Petroleum
7.000%, 02/15/2026 (A)	1,200	1,188
Blue Racer Midstream
7.625%, 12/15/2025 (A)	570	604
Cenovus Energy
5.375%, 07/15/2025	456	503
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	277
5.125%, 06/30/2027	850	959
Civitas Resources
5.000%, 10/15/2026 (A)	475	480
CNX Midstream Partners
4.750%, 04/15/2030 (A)	430	428
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	700	721
Continental Resources
5.750%, 01/15/2031 (A)	400	471
CQP Holdco
5.500%, 06/15/2031 (A)	1,605	1,675
DCP Midstream
7.375%, VAR ICE LIBOR USD 3 Month + 5.148%(C)	300	296
DCP Midstream Operating
6.750%, 09/15/2037 (A)	302	404
Devon Energy
5.850%, 12/15/2025	1,021	1,167
5.000%, 06/15/2045	200	242

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer
7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(C)	$220	$223
6.250%, VAR ICE LIBOR USD 3 Month + 4.028%(C)	230	200
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,368
EQT
7.500%, 02/01/2030	360	463
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	541
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	398
Global Partners
6.875%, 01/15/2029	545	571
GNL Quintero
4.634%, 07/31/2029	376	400
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	1,000	1,025
ITT Holdings
6.500%, 08/01/2029 (A)	485	480
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	800	883
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	326
Marathon Petroleum
3.800%, 04/01/2028	325	348
3.625%, 09/15/2024	350	368
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,267
5.875%, 02/01/2029 (A)	500	523
MPLX
4.800%, 02/15/2029	250	285
4.000%, 03/15/2028	950	1,029
Nabors Industries
9.000%, 02/01/2025 (A)	1,597	1,645
7.375%, 05/15/2027 (A)	1,390	1,439
NGL Energy Operating
7.500%, 02/01/2026 (A)	1,025	1,057
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,133
Noble Holdings International
15.000%, 02/15/2028	180	198
Northern Oil and Gas
8.125%, 03/01/2028 (A)	600	633
NuStar Logistics
6.375%, 10/01/2030	670	744
6.000%, 06/01/2026	915	993
Oasis Petroleum
6.375%, 06/01/2026 (A)	700	733

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
6.625%, 09/01/2030	$700	$866
6.450%, 09/15/2036	30	38
ONEOK
6.350%, 01/15/2031	325	408
Parsley Energy
5.625%, 10/15/2027 (A)	480	490
Penn Virginia Escrow
9.250%, 08/15/2026 (A)	570	591
Petrobras Global Finance BV
5.299%, 01/27/2025	500	538
Petroleos de Venezuela
6.000%, 10/28/2022 (B)	8,860	277
6.000%, 05/16/2024 (B)	3,790	147
6.000%, 11/15/2026 (B)	1,110	43
5.500%, 04/12/2037 (B)	130	5
5.375%, 04/12/2027 (B)	2,570	100
Petroleos Mexicanos
7.690%, 01/23/2050	406	392
6.950%, 01/28/2060	207	185
6.500%, 03/13/2027	430	459
6.490%, 01/23/2027	160	170
5.350%, 02/12/2028	180	179
4.500%, 01/23/2026	40	40
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	14
Phillips 66
3.900%, 03/15/2028	525	569
Plains All American Pipeline
6.125%, VAR ICE LIBOR USD 3 Month + 4.110%(C)	250	212
3.650%, 06/01/2022	1,700	1,708
3.600%, 11/01/2024	175	183
Range Resources
9.250%, 02/01/2026	1,000	1,078
8.250%, 01/15/2029	500	558
5.000%, 03/15/2023	110	112
ReNew Power Synthetic
6.670%, 03/12/2024	200	207
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	888
Southwestern Energy
4.750%, 02/01/2032	930	979
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	1,534	1,598
5.750%, 04/15/2025	925	833
Summit Midstream Partners
9.500%, VAR ICE LIBOR USD 3 Month + 7.430%(C)	1,258	925
Suncor Energy
3.100%, 05/15/2025	400	418

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)		$230	$230
TechnipFMC
6.500%, 02/01/2026 (A)		846	906
Total Capital International
2.829%, 01/10/2030		1,350	1,414
Transocean
11.500%, 01/30/2027 (A)		3,565	3,494
7.500%, 01/15/2026 (A)		500	373
Transocean Poseidon
6.875%, 02/01/2027 (A)		470	454
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		1,250	1,147
USA Compression Partners
6.875%, 04/01/2026		1,175	1,222
Valero Energy
2.850%, 04/15/2025		350	363
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)		390	413
3.875%, 11/01/2033 (A)		430	452
Viper Energy Partners
5.375%, 11/01/2027 (A)		500	516
Western Midstream Operating
5.450%, 04/01/2044		1,100	1,315
5.300%, 03/01/2048		530	639
YPF
9.000%, 9.000%, 02/12/2023, 02/12/2023 (A)(D)		825	658
8.500%, 07/28/2025 (A)		410	306

			60,784

Financials — 10.6%
ABN AMRO Bank
4.375%(C)(E)	EUR	400	487
Acrisure
6.000%, 08/01/2029 (A)		$915	904
4.250%, 02/15/2029 (A)		975	948
ADLER Real Estate
3.000%, 04/27/2026	EUR	1,100	1,148
AFC Gamma
5.750%, 05/01/2027 (A)		$370	366
AIA Group
3.900%, 04/06/2028 (A)		475	524
AIA Group MTN
3.200%, 03/11/2025 (A)		425	444
AIB Group MTN
4.750%, 10/12/2023 (A)		550	582
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/2028		200	192
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	788

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ally Financial
4.700%, VAR H15T7Y + 3.481%(C)		$1,325	$1,366
American International Group
4.200%, 04/01/2028		275	307
3.900%, 04/01/2026		325	352
3.400%, 06/30/2030		225	243
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)		510	493
Aviation Capital Group
5.500%, 12/15/2024 (A)		390	427
1.950%, 01/30/2026 (A)		350	341
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	147
4.250%, 04/15/2026 (A)		430	456
2.875%, 02/15/2025 (A)		1,250	1,277
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		700	675
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr + 5.660%(C)	EUR	800	965
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	1,058
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 6.362%(C)		200	213
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%(C)		1,920	1,907
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%(A)(C)		200	215
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%(A)(C)		970	1,032
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%(A)(C)		420	435
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%(A)(C)		1,340	1,335
Banco Santander
4.250%, 04/11/2027		400	440
3.306%, 06/27/2029		400	423
2.749%, 12/03/2030		200	196
2.746%, 05/28/2025		600	620
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month + 3.705%(C)		150	161
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028		2,115	2,258

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
4.200%, 08/26/2024		$225	$241
4.000%, 01/22/2025		1,350	1,442
3.824%, VAR ICE LIBOR USD 3 Month + 1.575%, 01/20/2028		1,525	1,651
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	416
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)		1,870	2,233
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(C)		$970	1,072
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield + 6.579%(C)	GBP	700	1,043
2.852%, VAR United States Secured Overnight Financing Rate + 2.714%, 05/07/2026		$725	748
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/2033 (A)		410	420
BNP Paribas
3.375%, 01/09/2025 (A)		1,000	1,050
1.323%, VAR United States Secured Overnight Financing Rate + 1.004%, 01/13/2027 (A)		675	657
BPCE
4.625%, 09/12/2028 (A)		500	569
2.277%, VAR United States Secured Overnight Financing Rate + 1.312%, 01/20/2032 (A)		375	361
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	1,174
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month + 3.423%(C)		1,250	1,310
5.900%, VAR ICE LIBOR USD 3 Month + 4.230%(C)		675	695
4.125%, 07/25/2028		1,450	1,591
3.400%, 05/01/2026		1,675	1,796
Coinbase Global
3.625%, 10/01/2031 (A)		400	368
3.375%, 10/01/2028 (A)		710	663
Commerzbank
6.125% (C)	EUR	400	495
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr + 4.098%(C)		1,400	1,741

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.416%, 10/05/2027		$470	$467
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.600%(A)(C)		410	433
7.250%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.332%(A)(C)		200	220
4.550%, 04/17/2026		802	884
3.869%, VAR ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)		600	642
Deutsche Bank
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.524%(C)		400	415
DP World MTN
5.625%, 09/25/2048		200	245
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	211
First Horizon National
4.000%, 05/26/2025		625	668
FirstCash
5.625%, 01/01/2030 (A)		340	347
First-Citizens Bank & Trust
5.250%, 03/07/2025		185	204
Freedom Mortgage
7.625%, 05/01/2026 (A)		1,450	1,481
6.625%, 01/15/2027 (A)		1,015	992
Global Aircraft Leasing
7.250%cash/6.500% PIK, 09/15/2024 (A)		3,078	2,970
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr + 4.383%(C)	EUR	700	820
4.950%, 03/31/2030		$226	265
3.803%, VAR ICE LIBOR USD 3 Month + 1.211%, 03/11/2025		700	735
1.645%, VAR United States Secured Overnight Financing Rate + 1.538%, 04/18/2026		1,000	992
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr 7.773%(C)		200	200
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr 6.983%(C)		310	308
Huarong Finance 2019 MTN
3.375%, 02/24/2030		200	192
2.500%, 02/24/2023		550	546

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Huarong Finance II MTN
5.000%, 11/19/2025		$210	$218
4.625%, 06/03/2026		1,190	1,226
Intercontinental Exchange
2.100%, 06/15/2030		800	795
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,080	1,195
Itau Unibanco Holding
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.222%(A)(C)		1,120	1,049
Jane Street Group
4.500%, 11/15/2029 (A)		160	162
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,750
2.956%, VAR United States Secured Overnight Financing Rate + 2.515%, 05/13/2031		250	259
LD Holdings Group
6.500%, 11/01/2025 (A)		860	848
6.125%, 04/01/2028 (A)		755	712
Lloyds Banking Group
4.947% (C)	EUR	290	359
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		$1,532	1,597
5.625%, 01/15/2030 (A)		535	536
Morgan Stanley
3.625%, 01/20/2027		750	813
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,211
1.794%, VAR United States Secured Overnight Financing Rate + 1.034%, 02/13/2032		625	592
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)		30	29
5.500%, 09/01/2028 (A)		510	517
National Bank of Uzbekistan
4.850%, 10/21/2025		200	199
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		1,754	1,789
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month + 1.855%, 07/18/2030 (A)		450	494
NatWest Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.720%(C)		750	871
4.500%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield + 3.992%(C)	GBP	1,160	1,563
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.100%, 11/01/2029		$225	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.544%, VAR ICE LIBOR USD 3 Month + 2.320%(C)	$1,000	$995
Navient
5.500%, 03/15/2029	1,519	1,515
5.000%, 03/15/2027	1,100	1,122
Navient MTN
5.625%, 08/01/2033	180	171
NFP
6.875%, 08/15/2028 (A)	893	895
NMI Holdings
7.375%, 06/01/2025 (A)	410	466
Noble Holdings International
15.000%, 02/15/2028 (A)	68	75
Park Aerospace Holdings
4.500%, 03/15/2023 (A)	170	175
Raymond James Financial
4.650%, 04/01/2030	400	464
Rocket Mortgage
4.000%, 10/15/2033 (A)	160	162
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024	760	761
6.500%, 01/08/2026 (A)	680	635
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(C)	510	550
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)	260	312
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)	440	479
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	1,360	1,334
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	320	342
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month + 3.990%(C)	525	574
Wells Fargo MTN
4.100%, 06/03/2026	1,575	1,717
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/2031 (A)	1,050	1,009
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 11.245%(C)	480	521
8.250%, 10/15/2024 (A)	500	507
6.100%, 03/16/2023	510	507

		96,005

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 2.8%
AbbVie
3.200%, 11/21/2029		$1,375	$1,470
AdaptHealth
6.125%, 08/01/2028 (A)		670	710
5.125%, 03/01/2030 (A)		560	570
4.625%, 08/01/2029 (A)		605	605
Akumin
7.000%, 11/01/2025 (A)		500	476
Bausch Health
5.000%, 01/30/2028 (A)		325	299
5.000%, 02/15/2029 (A)		390	344
Bausch Health Americas
8.500%, 01/31/2027 (A)		500	525
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	335
4.250%, 12/15/2025 (A)		500	541
Becton Dickinson
3.700%, 06/06/2027		690	752
2.823%, 05/20/2030		625	647
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	539
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)		$440	434
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)		578	585
Chrome Holdco SASU
5.000%, 05/31/2029 (A)	EUR	375	426
CHS
6.125%, 04/01/2030 (A)		$1,270	1,256
Cidron Aida Finco Sarl
6.250%, 04/01/2028 (A)	GBP	440	589
CVS Health
3.750%, 04/01/2030		$590	647
DaVita
3.750%, 02/15/2031 (A)		1,760	1,715
Dentsply Sirona
3.250%, 06/01/2030		325	343
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		175	181
Endo DAC
9.500%, 07/31/2027 (A)		200	204
Endo Luxembourg Finance I S.A.R.L.
6.125%, 04/01/2029 (A)		540	529
HealthEquity
4.500%, 10/01/2029 (A)		376	372
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	259
LifePoint Health
5.375%, 01/15/2029 (A)		$1,185	1,179
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)		1,310	1,328

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2029 (A)		$1,160	$1,156
Option Care Health
4.375%, 10/31/2029 (A)		590	592
Prestige Brands
3.750%, 04/01/2031 (A)		810	786
Radiology Partners
9.250%, 02/01/2028 (A)		400	420
Stryker
1.950%, 06/15/2030		825	807
Tenet Healthcare
6.250%, 02/01/2027 (A)		200	207
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		950	996
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/2027		300	297
US Renal Care
10.625%, 07/15/2027 (A)		430	436
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	538
Verisure Midholding
5.250%, 02/15/2029 (A)		500	576
Zoetis
2.000%, 05/15/2030		$1,100	1,084

			25,755

Industrials — 7.0%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	326
4.875%, 01/16/2024		400	425
4.625%, 07/01/2022		2,300	2,345
3.300%, 01/30/2032		260	265
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	544
4.000%, 08/11/2041 (A)		640	652
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	360
Air Canada
3.875%, 08/15/2026 (A)		965	984
Air Lease
3.250%, 03/01/2025		850	882
Air Lease MTN
3.750%, 06/01/2026		600	639
Allied Universal Holdco
9.750%, 07/15/2027		649	693
6.000%, 06/01/2029 (A)		1,000	973
4.625%, 06/01/2028 (A)		340	334
American Airlines
11.750%, 07/15/2025 (A)		160	197
5.750%, 04/20/2029 (A)		1,071	1,145
5.500%, 04/20/2026 (A)		582	605

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Airlines Pass-Through Trust
4.950%, 02/15/2025	$351	$350
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)	1,115	1,112
American News
10.000%cash/8.500% PIK, 09/01/2026 (A)	1,641	1,871
APi Escrow
4.750%, 10/15/2029 (A)	143	146
APi Group DE
4.125%, 07/15/2029 (A)	1,460	1,467
Arcosa
4.375%, 04/15/2029 (A)	500	507
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	705	744
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	990	1,011
Boeing
5.930%, 05/01/2060	410	569
5.805%, 05/01/2050	350	474
5.150%, 05/01/2030	150	175
3.450%, 11/01/2028	375	392
3.250%, 03/01/2028	425	440
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	320	326
Carriage Purchaser
7.875%, 10/15/2029 (A)	240	230
Carrier Global
2.493%, 02/15/2027	1,100	1,130
2.242%, 02/15/2025	1,000	1,024
CoreCivic
8.250%, 04/15/2026	1,060	1,108
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	567	606
CoStar Group
2.800%, 07/15/2030 (A)	625	625
CP Atlas Buyer
7.000%, 12/01/2028 (A)	955	950
Delta Air Lines
7.000%, 05/01/2025 (A)	700	800
DP World MTN
6.850%, 07/02/2037 (A)	100	132
5.625%, 09/25/2048 (A)	750	920
GFL Environmental
4.000%, 08/01/2028 (A)	1,188	1,164
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	1,095	1,122
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	820	892
GYP Holdings III
4.625%, 05/01/2029 (A)	470	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
H&E Equipment Services
3.875%, 12/15/2028 (A)	$340	$337
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	430	450
Hillenbrand
3.750%, 03/01/2031	589	590
Husky III Holding
13.750%cash/13.000% PIK, 02/15/2025 (A)	600	630
IHS Holding
6.250%, 11/29/2028 (A)	350	354
5.625%, 11/29/2026 (A)	440	444
KOC Holding
6.500%, 03/11/2025	2,170	2,191
5.250%, 03/15/2023	1,330	1,331
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	513
Madison IAQ
5.875%, 06/30/2029 (A)	879	879
4.125%, 06/30/2028 (A)	179	179
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	400
5.500%, 07/31/2047	892	894
4.250%, 10/31/2026 (A)	210	222
3.875%, 04/30/2028 (A)	1,190	1,233
MHP Lux
6.950%, 04/03/2026	1,870	1,859
MV24 Capital BV
6.748%, 06/01/2034	3,070	3,166
Northrop Grumman
3.250%, 01/15/2028	1,950	2,087
Otis Worldwide
2.565%, 02/15/2030	1,425	1,446
Park-Ohio Industries
6.625%, 04/15/2027	2,070	2,009
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	330	344
Ritchie Bros Holdings
4.750%, 12/15/2031 (A)	470	491
Spirit AeroSystems
4.600%, 06/15/2028	1,680	1,684
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	503	555
Standard Industries
4.375%, 07/15/2030 (A)	645	658
Stanley Black & Decker
4.250%, 11/15/2028	650	738
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	211
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,487

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransDigm
8.000%, 12/15/2025 (A)		$170	$179
7.500%, 03/15/2027		260	272
5.500%, 11/15/2027		1,330	1,370
4.875%, 05/01/2029		359	361
4.625%, 01/15/2029		135	135
Triumph Group
7.750%, 08/15/2025		1,161	1,152
United Airlines
4.375%, 04/15/2026 (A)		665	693
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026		72	75
Vertiv Group
4.125%, 11/15/2028 (A)		500	505
Wolverine Escrow
9.000%, 11/15/2026 (A)		105	100
8.500%, 11/15/2024 (A)		1,370	1,271
XPO CNW
6.700%, 05/01/2034		590	725

			66,347

Information Technology — 2.8%
Arches Buyer
6.125%, 12/01/2028 (A)		364	366
Austin BidCo
7.125%, 12/15/2028 (A)		275	284
Blast Motion
7.000%, 01/15/2024 (A)(F)		520	521
Broadcom
3.500%, 02/15/2041 (A)		525	539
3.469%, 04/15/2034 (A)		175	183
3.419%, 04/15/2033 (A)		1,150	1,205
3.187%, 11/15/2036 (A)		53	53
Brunello Bidco
3.500%, 02/15/2028 (A)	EUR	550	619
Castle US Holding
9.500%, 02/15/2028 (A)		$839	875
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		1,206	1,223
3.875%, 07/01/2028 (A)		1,037	1,042
CommScope
8.250%, 03/01/2027 (A)		710	730
Dell International
6.020%, 06/15/2026		1,600	1,849
5.450%, 06/15/2023		141	149
Elastic
4.125%, 07/15/2029 (A)		695	687
Endure Digital
6.000%, 02/15/2029 (A)		2,285	2,125
Global Payments
2.650%, 02/15/2025		400	411

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
4.900%, 10/15/2025		$1,865	$2,069
II-VI
5.000%, 12/15/2029 (A)		420	429
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)		687	708
Lam Research
1.900%, 06/15/2030		300	295
LogMeIn
5.500%, 09/01/2027 (A)		450	455
Magnum Holdings
5.375%, 10/31/2026 (A)		210	217
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		660	799
NXP BV
3.400%, 05/01/2030 (A)		225	240
Open Text Holdings
4.125%, 02/15/2030 (A)		3	3
Paysafe Finance
4.000%, 06/15/2029 (A)		720	668
Prosus
3.680%, 01/21/2030 (A)		250	257
Prosus MTN
4.027%, 08/03/2050 (A)		560	538
3.061%, 07/13/2031 (A)		740	721
Rocket Software
6.500%, 02/15/2029 (A)		530	517
Saga
5.500%, 07/15/2026	GBP	610	797
Sprint Capital
8.750%, 03/15/2032		$510	765
6.875%, 11/15/2028		520	658
Sunny Express Enterprises
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr 4.762%(C)		200	202
Switch
4.125%, 06/15/2029 (A)		300	307
Uniquify
6.000%, 06/15/2024 (A)		180	181
United Group BV
4.625%, 08/15/2028 (A)	EUR	450	511
Vericast
13.000%, 10/15/2027 (A)		$180	222
11.000%, 09/15/2026 (A)		240	254

			24,674

Materials — 2.4%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	593
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)		360	357

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems
3.375%, 02/15/2029 (A)		$1,405	$1,359
Berry Global
1.570%, 01/15/2026		325	318
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		970	1,028
Chemours
4.625%, 11/15/2029 (A)		1,645	1,632
Cleveland-Cliffs
4.875%, 03/01/2031 (A)		715	743
First Quantum Minerals
6.875%, 10/15/2027 (A)		1,300	1,399
Freeport-McMoRan
5.450%, 03/15/2043		750	943
Glencore Funding
4.125%, 03/12/2024 (A)		400	421
Huntsman International
4.500%, 05/01/2029		375	415
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	206
Ingevity
3.875%, 11/01/2028 (A)		735	716
Kleopatra Finco Sarl
4.250%, 03/01/2026 (A)	EUR	425	466
Kleopatra Holdings 2 SCA
6.500%, 09/01/2026 (A)		375	389
LABL Escrow Issuer
6.750%, 07/15/2026 (A)		$950	979
LSF11 A5 HoldCo
6.625%, 10/15/2029 (A)		840	827
Metinvest BV
7.750%, 04/23/2023 (A)		375	380
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	157
NMG Holding
7.125%, 04/01/2026 (A)(G)		430	456
OCP
3.750%, 06/23/2031 (A)		200	194
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		267	282
Pactiv
8.375%, 04/15/2027		1,515	1,685
Rayonier AM Products
7.625%, 01/15/2026 (A)		125	132
Samarco Mineracao
5.750%, 10/24/2023 (B)		200	129
4.125%, 11/01/2022 (B)		200	118
Sasol Financing USA
5.500%, 03/18/2031		440	444
4.375%, 09/18/2026		1,800	1,811
Sealed Air
6.875%, 07/15/2033 (A)		411	522

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SRM Escrow Issuer
6.000%, 11/01/2028 (A)		$710	$758
Suzano Austria GmbH
6.000%, 01/15/2029		530	614
5.750%, 07/14/2026		400	456
3.125%, 01/15/2032		590	571
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	228
Teck Resources
3.900%, 07/15/2030		$250	269
Unifrax Escrow Issuer
5.250%, 09/30/2028 (A)		365	369
Vale Overseas
6.250%, 08/10/2026		880	1,018
WR Grace Holdings
5.625%, 08/15/2029 (A)		670	686

			24,070

Real Estate — 0.9%
Agree
2.900%, 10/01/2030		175	178
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	404
Diversified Healthcare Trust
9.750%, 06/15/2025		470	509
Duke Realty
1.750%, 07/01/2030		300	285
Essex Portfolio
3.000%, 01/15/2030		400	419
GEO Group
5.875%, 10/15/2024		990	871
IIP Operating Partnership
5.500%, 05/25/2026		320	339
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)		820	839
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	769
Realty Income
4.875%, 06/01/2026		$1,000	1,125
2.850%, 12/15/2032		375	389
Service Properties Trust
5.500%, 12/15/2027		600	616
Spirit Realty
3.200%, 01/15/2027		600	627
WP Carey
4.250%, 10/01/2026		700	766

			8,136

Utilities — 1.1%
AES
2.450%, 01/15/2031		340	331

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alliant Energy Finance
4.250%, 06/15/2028 (A)	$125	$138
American Electric Power
2.300%, 03/01/2030	300	293
Berkshire Hathaway Energy
4.250%, 10/15/2050	175	214
Calpine
3.750%, 03/01/2031 (A)	1,875	1,807
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	236
6.350%, 08/10/2028	500	539
Greenko Investment
4.875%, 08/16/2023 (A)	410	414
NiSource
3.600%, 05/01/2030	50	54
Pike
5.500%, 09/01/2028 (A)	668	670
Sempra Energy
3.400%, 02/01/2028	1,075	1,144
Southern California Edison
4.200%, 03/01/2029	450	502
Sunnova Energy
5.875%, 09/01/2026 (A)	410	418
Talen Energy Supply
7.625%, 06/01/2028 (A)	70	62
7.250%, 05/15/2027 (A)	510	451
6.625%, 01/15/2028 (A)	390	342
TransAlta
6.500%, 03/15/2040	1,020	1,183
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,236

		10,034

Total Corporate Obligations
(Cost $418,368) ($ Thousands)		423,186

LOAN PARTICIPATIONS — 16.5%
ABG, Term Loan, 1st Lien
0.000%, 12/08/2028 (H)	84	83
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/05/2027	670	671
4.500%, 11/05/2027	2	2
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.724%, VAR LIBOR + 3.500%, 02/15/2027 (H)	364	360
Acrisure, LLC, 2021-2 Additional Term Loan, 1st Lien
4.750%, 02/15/2027 (H)	840	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ADS Tactical Inc, Term Loan, 1st Lien
6.750%, 03/19/2026 (E)	$1,170	$1,158
Adtalem Global, Term Loan, 1st Lien
5.250%, 08/12/2028	870	871
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028	600	598
Allen Media LLC, Initial Term Loan, 1st Lien
5.724%, 02/10/2027	976	974
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 05/12/2028	2,076	2,067
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
4.000%, 08/17/2028	1,105	1,102
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.103%, VAR LIBOR + 3.000%, 04/22/2026 (H)	370	332
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 01/29/2027	361	355
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 01/29/2027	182	179
Amentum/Aecom Maverick, Term Loan, 2nd Lien
0.000%, 01/31/2028	151	152
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.250%, 04/06/2024	298	297
AmeriLife Holdings LLC, Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 03/18/2027	158	157
Ani Technologies, Term Loan, 1st Lien
7.000%, 12/03/2026	275	276
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.601%, VAR LIBOR + 2.500%, 10/01/2026	404	403
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/11/2028 (F)	1,075	1,066
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
2.854%, 05/15/2026 (E)	20	19

12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
3.500%, 10/21/2028	$470	$469
Applovin Corporation, Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 08/15/2025	521	520
Arcis Golf LLC, Initial Term Loan, 1st Lien
4.750%, 11/19/2028	700	702
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (F)	760	760
Aristocrat Leisure Limited, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/19/2024	375	376
Asurion, LLC, New B-4 Term Loan, 2nd Lien
5.354%, 01/20/2029	950	945
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 11/03/2024	721	718
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 12/23/2026	804	798
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 07/31/2027	507	504
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.333%, VAR LIBOR + 4.250%, 02/11/2026	1	1
Athenahealth, Inc., Term B-1 Loan, 1st Liena
4.400%, VAR LIBOR + 4.250%, 02/11/2026	465	464
Atlantic Aviation, Term Loan, 2nd Lien
6.250%, 07/13/2029 (H)	125	126
Authentic Brands, Delayed Draw Term Loan, 1st Lien
0.000%, 12/08/2028 (H)	616	613
Autokiniton, Term Loan B, 1st Lien
5.000%, 04/06/2028 (E)	219	220
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.354%, VAR LIBOR + 2.250%, 09/15/2023	757	756
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.750%, 06/07/2028	1,065	1,062
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 12/23/2024	707	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
3.604%, 07/21/2025	$305	$305
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 11/12/2027	621	619
Carnival Corporation, 2021 Incremental Term B Advance, 1st Lien
4.000%, 10/06/2028	760	752
Carnival Corporation, Initial Term Loan, 1st Lien
3.750%, 06/30/2025	536	531
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
3.974%, VAR LIBOR + 3.750%, 01/29/2027	365	362
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.000%, 06/03/2027	1,538	1,557
Chariot Buyer LLC, Initial Term Loan, 1st Lien
4.000%, 10/22/2028	575	574
Cinemark USA, Term Loan, 1st Lien
1.860%, 03/31/2025 (E)	158	151
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.604%, VAR LIBOR + 2.500%, 02/02/2028	1,002	995
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 04/05/2028	380	359
Clarios Global, Term Loan 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/30/2026	666	661
Clark Equipment, Term Loan, 1st Lien
2.474%, VAR LIBOR + 2.250%, 05/18/2024	597	596
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
2.970%, VAR LIBOR + 2.750%, 09/18/2024	863	830
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/08/2027	746	746
Commscope, Inc., Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/06/2026	941	928

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ConnextWise, LLC, Term Loan B, 1st Lien
4.000%, 09/24/2028 (H)	$725	$723
Conservice Midco, LLC, Initial Term Loan, 1st Lien
4.474%, VAR LIBOR + 4.250%, 05/13/2027	1,658	1,654
CoreCivic, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 12/18/2024	203	201
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/23/2027	408	406
CPP, Term Loan, 2nd Lien
8.750%, 04/30/2026	370	360
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.854%, VAR LIBOR + 4.750%, 06/26/2026	1,002	998
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.250%, 06/03/2028	596	591
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.104%, VAR LIBOR + 7.000%, 02/19/2029	2,190	2,190
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 10/16/2026	883	880
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
7.500%, 04/07/2028 (E)(F)	300	305
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 04/09/2027	247	247
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.501%, VAR LIBOR + 3.750%, 12/01/2027 (H)	1,327	1,328
DirectTV Financing LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	950	950
DivesiTech Holdings, Inc., Term Loan, 1st Lien
0.000%, 12/15/2028 (H)	133	133
Edelman Financial Engines Center, LLC, The, Initial Term Loan (2021), 1st Lien
4.250%, VAR LIBOR + 3.500%, 04/07/2028	1,521	1,519
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/2028 (E)	658	647
Energize Holdco LLC, Initial Term Loan, 1st Lien
4.250%, 11/17/2028	800	795

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Energize Holdco LLC, Initial Term Loan, 2nd Lien
7.250%, 11/19/2029	$425	$421
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, VAR Euribor + 3.750%, 05/21/2028	325	368
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
4.500%, 05/19/2028	723	721
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.602%, VAR LIBOR + 2.500%, 11/18/2024	325	321
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.000%, 03/08/2024 (E)	247	251
EyeCare Partners, LLC, Term Loan, 1st Lien
3.974%, VAR LIBOR + 3.750%, 02/18/2027	760	755
EyeCare Partners, Term Loan, 1st Lien
4.250%, 10/14/2028	370	368
EyeCare Partners, Term Loan, 2nd Lien
7.250%, 10/14/2029	430	430
Fanatics Commercial, Term Loan, 1st Lien
3.750%, 11/17/2028 (H)	720	715
First Brand Group, Term Loan, 2nd Lien
9.500%, 03/30/2028	1,410	1,414
First Brands Group, LLC, 2021 Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.000%, 03/30/2027	787	789
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.104%, VAR LIBOR + 2.000%, 07/03/2024	1,802	1,785
Focus Financial, Term Loan, 1st Lien
3.000%, 06/30/2028	438	435
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.104%, 11/30/2023	80	80
Freedom Acquirer, 1st Lien
5.602%, 03/30/2028	828	824
Freeport LNG investments, LLLP, Initial Term B Loan, 1st Lien
4.000%, 11/17/2028 (H)	600	594
Froneri International Limited, Facility B1, 1st Lien
2.375%, VAR Euribor + 2.375%, 01/29/2027	330	367

14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Froneri International Limited, Facility B2, 1st Lien
2.354%, VAR LIBOR + 2.250%, 01/29/2027	$138	$137
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/01/2027	1,985	1,988
Garda World Security Corp
4.360%, VAR LIBOR + 4.250%, 10/30/2026	679	676
Garrett Motion Sarl, Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 04/30/2028	1,200	1,195
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR + 4.500%, 02/19/2026	553	553
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 10/02/2025 (H)	1,183	1,177
Global Tel*Link Corporation, Term Loan, 1st Lien
8.354%, VAR LIBOR + 4.250%, 11/29/2026	110	102
4.354%, VAR LIBOR + 0.040%, 11/29/2025	573	556
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 01/29/2026	1,318	1,320
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.000%, 08/04/2027	575	573
Gray Television, Inc., Term D Loan, 1st Lien
3.099%, 10/27/2028 (H)	700	696
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, 03/05/2028	803	803
Greystone Select, Term Loan, 1st Lien
5.302%, 06/16/2028 (E)	288	288
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.104%, VAR LIBOR + 2.000%, 11/15/2027	435	428
Grinding Media, Inc., Term Loan B, 1st Lien
4.750%, 09/21/2028 (H)	950	948
Hayward Industries, Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 05/28/2028	718	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hertz Corporation, The, Initial Term B Loan, 1st Lien
3.750%, 06/30/2028 (H)	$1,049	$1,049
Hertz Corporation, The, Initial Term C Loan, 1st Lien
3.750%, 06/30/2028 (H)	198	198
Hillman Group, Term Loan, 1st Lien
3.250%, 07/14/2028 (H)	47	47
Holley Inc., Delayed Draw Term Loan, 1st Lien
4.500%, 11/10/2028 (H)	164	164
Holley Inc., Initial Term Loan, 1st Lien
4.500%, 11/10/2028 (H)	986	982
Hornblower, Term Loan, 1st Lien
5.500%, 04/27/2025 (H)	660	620
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 06/30/2024	700	700
Hudson River Trading LLC, Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 03/20/2028	905	898
Hunter Fan Company 5/8/2028Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 05/08/2028	1,147	1,147
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
4.250%, 12/15/2028 (H)	642	641
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
7.250%, 12/14/2029 (H)	225	225
Icon Public Limited Company, Lux Term Loan, 1st Lien
2.750%, 07/03/2028	1,024	1,023
Icon Public Limited Company, U.S. Term Loan, 1st Lien
2.750%, 07/03/2028	253	252
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/2028	1,070	1,069
Idera, Term Loan, 2nd Lien
7.500%, 03/02/2029 (E)	175	175
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 05/01/2026 (H)	81	81
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 01/29/2026	349	348

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ingram Micro Inc., Initial Term Loan, 1st Lien
4.000%, 06/30/2028 (H)	$2,122	$2,121
Insulet Corporation, Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 05/04/2028	599	598
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR + 2.750%, 02/05/2025	118	118
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 01/26/2028	1,180	1,170
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 05/05/2028	2,270	2,277
Jump Financial LLC, Term Loan, 1st Lien
4.000%, 08/07/2028	1,650	1,638
KKR Apple Bidco, LLC, Term Loan, 1st Lien
3.500%, 07/14/2028 (H)	1,450	1,444
Knight Health Holdings, Term Loan, 1st Lien
0.000%, 12/15/2028 (H)	650	608
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, 10/20/2028 (H)	650	648
Lakeshore Learning Materials, Term Loan, 1st Lien
4.000%, 09/29/2028 (H)	1,350	1,344
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 05/07/2028	975	975
Lids Holdings, Term Loan
6.500%, 12/14/2026	1,080	1,058
Loyalty Ventures Inc., Term B Loan, 1st Lien
5.000%, 10/08/2027	950	944
LRS Holdings, LLC, Intial Term Loan, 1st Lien
4.750%, 08/31/2028	670	668
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 11/02/2027	357	356
Madison IAQ, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/21/2028 (H)	279	279
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 07/27/2028	810	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maravai Intermediate Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/19/2027	$136	$137
Maverick Purchase, Term Loan, 1st Lien
10.000%, 01/31/2028 (H)	289	290
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
4.000%, 08/02/2028 (H)	740	736
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/2027	740	779
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.102%, VAR LIBOR + 3.000%, 05/14/2026	266	264
Monitronics International Inc, Term Loan, 1st Lien
7.750%, VAR LIBOR + 6.500%, 03/29/2024	647	602
Mozart Debt Merger, Term Loan, 1st Lien
3.750%, 09/30/2028 (F)(H)	950	950
New Era Cap, Term Loan, 1st Lien
0.000%, 06/08/2027 (H)	700	689
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (E)	908	907
One Call Corporation, Term B Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 04/22/2027	968	967
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
3.250%, 10/22/2028	590	589
Orbcomm Inc., Closing Date Term Loan, 1st Lien
5.000%, 09/01/2028	180	180
Orbcomm, Term Loan, 1st Lien
5.001%, 09/01/2028	180	180
Pacific Bells, LLC, Initial Term Loan, 1st Lien
5.000%, 10/14/2028	257	256
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/09/2028	1,020	1,013
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, 10/19/2027 (E)	417	417
Parexel International, Term Loan, 1st Lien
4.000%, 08/11/2028	1,050	1,050

16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Particle Investment S.A.R.L. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (E)	$371	$370
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
5.250%, 08/18/2028	440	440
5.200%, 08/18/2028	11	11
PDS Holdco Inc., Term Loan
0.000%, 08/18/2028	6	6
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
4.750%, 11/04/2028 (H)	570	570
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/01/2028	1,385	1,385
Peraton Corp., Term B-1 Loan, 2nd Lien
8.500%, VAR LIBOR + 7.750%, 02/01/2029	600	607
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/2028	517	516
PetSmart, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/11/2028	658	659
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 03/05/2026	704	698
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
2.104%, 08/04/2028 (H)	950	944
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/17/2027	318	317
Playa Resorts Holding, Term Loan B (2017)
3.750%, 04/29/2024 (E)	786	764
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 11/18/2027	667	664
Pretium Packaging, Term Loan, 1st Lien
4.500%, 09/22/2028	425	424
Project Sky, Term Loan, 1st Lien
6.500%, 10/08/2029 (H)	390	389
4.250%, 10/08/2028 (H)	2,095	2,087
Proofpoint, Term Loan, 1st Lien
3.750%, 08/31/2028	610	607
Quikrete Holding, Term Loan B1, 1st Lien
0.000%, 02/21/2028 (H)	670	668

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, 02/15/2028	$965	$957
Radiology Partners, Inc., Term B Loan, 1st Lien
4.360%, 07/09/2025	295	291
4.354%, 07/09/2025	345	339
RC Buyer, Inc., Initial Term Loan, 2nd Lien
7.250%, 07/30/2029	300	299
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.500%, VAR LIBOR + 7.750%, 04/27/2029	910	836
Redstone Holdco, Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/27/2028	840	800
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.852%, VAR LIBOR + 3.750%, 11/16/2025	190	190
Resolute Investment Managers, Inc., Tranche C Term Loan, 1st Lien
5.250%, 04/30/2024	307	307
Rough Country LLC, Term Loan, 1st Lien
4.250%, 07/26/2028	700	698
Royal Caribbean Cruises, Term Loan, 1st Lien
9.000%, 07/27/2029	900	892
Royal Carribbean Cruises, Term Loan, 1st Lien
0.000%, 04/05/2022 (H)	360	338
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
4.751%, 02/08/2028	500	498
Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 09/01/2027	266	265
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 08/14/2024	741	739
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 09/03/2026	172	172
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 12/31/2025	852	845

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/20/2027	$780	$824
Sorenson, Term Loan, 1st Lien
6.250%, 03/17/2026 (E)	322	322
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (E)	440	438
Sovos Brands Intermediate, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.250%, 06/08/2028	216	215
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.104%, 06/19/2026 (E)(H)	608	605
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.690%, VAR LIBOR + 3.500%, 03/05/2027	464	460
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/22/2027	478	478
Taboola, Inc., Tranche B Term Loan, 1sr Lien
4.500%, 09/01/2028	1,425	1,411
Tekni-Plex, Inc., Term Loan, 1st Lien
4.500%, 09/15/2028	39	39
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 12/17/2026	924	919
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
5.250%, 08/31/2028	263	262
Tibco Software, Term Loan B, 1st Lien
0.000%, 06/30/2026 (H)	1,050	1,039
TKC Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
6.500%, VAR LIBOR + 5.500%, 05/15/2028	1,035	1,035
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, 02/28/2025 (H)	486	499
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
4.500%, 07/29/2028	679	678
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/2028	788	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
9.250%, VAR LIBOR + 8.500%, 11/02/2028	$200	$202
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (E)	416	416
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR + 5.000%, 06/26/2026	1,106	1,073
U.S. Renal Care, Term Loan, 1st Lien
6.500%, 06/26/2026	750	733
UFC Holdings, Term Loan, 1st Lien
3.500%, 04/29/2026	350	348
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 05/04/2026	245	244
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/21/2028	736	737
US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2021 Term Loan, 1st Lien
2.854%, 11/17/2028 (H)	660	659
US Foods, Inc., Term Loan
2.104%, 09/13/2026 (E)	671	663
UST Holdings, Term Loan, 1st Lien
4.250%, 11/02/2028	490	488
Verscend Holding Corp., Term B-1 Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 08/27/2025	1,066	1,065
Vertex Aerospace Services Corp., Initial Term Loan, 1st Lien
4.750%, 11/10/2028 (H)	1,110	1,107
VFH Parent LLC, Initial Term Loan, 1st Lien
3.102%, VAR LIBOR + 3.000%, 03/01/2026	253	252
Virgin Media Bristol LLC, N Facility, 1st Lien
2.610%, VAR LIBOR + 2.500%, 01/31/2028	935	926
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
3.360%, VAR LIBOR + 3.250%, 01/31/2029	590	589
Virgin Pulse, Inc., Initial Term Loan, 1st Lien
4.750%, 04/06/2028 (E)	950	937
Virgin Pulse, Inc., Initial Term Loan, 2nd Lien
8.000%, 04/06/2029	320	316

18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Virtusa, Term Loan
4.500%, 02/11/2028		$1,677	$1,681
VT Topco, Inc., Term Loan, 1st Lien
4.500%, 08/01/2025		380	379
VT Topco, Inc., Term Loan, 2nd Lien
7.500%, 07/31/2026		320	320
W.R. Grace Holdings LLC, Initial Term Loan, 1st Lien
4.250%, 08/11/2028 (H)		200	200
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028		180	179
WP CityMD Bidco LLC, First Amendment Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 08/13/2026		756	755
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 04/30/2025		1	1
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR + 3.750%, 04/30/2025		510	488
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 07/26/2028		780	782

Total Loan Participations
(Cost $150,798) ($ Thousands)			151,194

SOVEREIGN DEBT — 12.1%

Abu Dhabi Government International Bond
4.125%, 10/11/2047(A)		380	455
3.875%, 04/16/2050(A)		1,630	1,898
Angolan Government International Bond
9.375%, 05/08/2048		200	195
9.125%, 11/26/2049(A)		1,170	1,121
8.000%, 11/26/2029(A)		420	413
Ardagh Metal Packaging Finance USA
3.000%, 09/01/2029	EUR	350	390
Argentine Republic Government International Bond
3.500%, 07/09/2022		$1,310	462
1.500%, 07/09/2022		1,686	540
1.000%, 07/09/2029		262	95
0.750%, 07/09/2023		3,760	1,316
0.500%, 07/09/2029	EUR	6	2
0.125%, 07/09/2030		165	59

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Armenia Government International Bond
3.950%, 09/26/2029(A)		$290	$281
3.600%, 02/02/2031(A)		1,300	1,211
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,376
Bahrain Government International Bond
7.375%, 05/14/2030(A)		1,610	1,785
5.625%, 05/18/2034(A)		940	891
Belarus Government International Bond
6.875%, 02/28/2023		260	257
6.200%, 02/28/2030		200	158
Benin Government International Bond
4.875%, 01/19/2032	EUR	1,480	1,644
Brazil Government International Bond
5.333%, 02/15/2028		$140	146
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2029	BRL	1,400	242
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		2,791	489
Buenos Aires Government International Bond MTN
5.250%, 09/01/2022(A)		$7,102	3,018
Bundesrepublik Deutschland Bundesanleihe
-0.561%, 08/15/2026(I)	EUR	360	419
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		$300	322
Cellnex Finance MTN
1.250%, 01/15/2029	EUR	400	434
Ciudad Autonoma De Buenos Aires
7.500%, 06/01/2027		$480	428
Colombia Government International Bond
4.125%, 05/15/2051		630	511
3.125%, 04/15/2031		730	655
Cordoba Government International Bond
5.000%, 06/01/2027(A)		526	331
Country Garden Holdings
8.000%, 01/27/2024		200	201
Dominican Republic International Bond
7.450%, 04/30/2044		600	709
6.850%, 01/27/2045		660	728
6.500%, 02/15/2048(A)		1,270	1,346
6.400%, 06/05/2049(A)		660	693
6.000%, 07/19/2028(A)		1,300	1,451
4.500%, 01/30/2030		550	559
Ecuador Government International Bond
5.500%, 07/31/2022(A)		352	291
1.500%, 07/31/2022(A)		1,128	660
0.000%, 07/31/2030(A)(J)		329	185

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Egypt Government International Bond
8.875%, 05/29/2050(A)		$710	$644
8.700%, 03/01/2049(A)		520	461
8.500%, 01/31/2047		650	575
7.903%, 02/21/2048(A)		360	301
7.625%, 05/29/2032(A)		480	454
7.600%, 03/01/2029(A)		510	505
6.375%, 04/11/2031(A)	EUR	330	347
5.625%, 04/16/2030		1,560	1,600
4.750%, 04/11/2025		100	113
4.750%, 04/16/2026		680	747
Gabon Government International Bond
7.000%, 11/24/2031(A)		$1,120	1,095
Ghana Government International Bond
8.125%, 01/18/2026		500	461
8.125%, 03/26/2032(A)		950	776
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	607
5.750%, 06/06/2022		500	508
4.900%, 06/01/2030(A)		280	301
4.875%, 02/13/2028		790	848
4.500%, 05/03/2026(A)		770	811
4.375%, 06/05/2027(A)		790	828
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(A)		860	857
Honduras Government International Bond
7.500%, 03/15/2024		660	698
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	96,424,000	7,252
5.250%, 01/17/2042		$1,000	1,252
3.850%, 10/15/2030		200	225
3.500%, 01/11/2028		880	949
2.850%, 02/14/2030		900	938
1.100%, 03/12/2033	EUR	400	439
0.900%, 02/14/2027		180	205
Iraq Government International Bond
5.800%, 01/15/2028		$228	217
Israel Government International Bond
3.375%, 01/15/2050		310	335
2.750%, 07/03/2030		460	489
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	474
6.125%, 06/15/2033		$650	684
5.750%, 12/31/2032		211	212
5.250%, 03/22/2030	EUR	390	452
4.875%, 01/30/2032(A)		1,660	1,814
Jamaica Government International Bond
7.875%, 07/28/2045		$740	1,024
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		720	811

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Kenya Government International Bond
8.250%, 02/28/2048(A)		$260	$264
8.000%, 05/22/2032(A)		910	992
7.000%, 05/22/2027(A)		250	264
Lebanon Government International Bond
8.250%, 05/17/2034(B)		30	3
8.200%, 05/17/2033(B)		40	4
7.150%, 11/20/2031(B)		40	4
7.050%, 11/02/2035(B)		100	11
7.000%, 03/20/2028(B)		40	4
6.850%, 03/23/2027(B)		100	10
6.850%, 05/25/2029(B)		721	76
6.750%, 11/29/2027(B)		410	43
6.650%, 04/22/2024(B)		170	18
6.650%, 11/03/2028(B)		80	8
6.650%, 02/26/2030(B)		832	85
6.600%, 11/27/2026(B)		30	3
6.200%, 02/26/2025(B)		860	88
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520	492
6.500%, 06/09/2022		5,740	281
Mexico Government International Bond
4.750%, 03/08/2044		$440	479
3.771%, 05/24/2061		520	479
3.600%, 01/30/2025		323	342
2.659%, 05/24/2031		1,120	1,092
Mongolia Government International Bond
5.625%, 05/01/2023		200	206
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	696
1.500%, 11/27/2031(A)	EUR	290	302
Mozambique International Bond
9.000%, 09/15/2023		$220	186
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,802
7.696%, 02/23/2038(A)		690	637
Oman Government International Bond
6.750%, 01/17/2048		200	203
6.250%, 01/25/2031(A)		1,600	1,748
Pakistan Government International Bond
8.250%, 09/30/2025		370	400
6.875%, 12/05/2027		200	201
6.000%, 04/08/2026(A)		540	539
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		620	600
Panama Government International Bond
4.500%, 04/01/2056		300	330
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	292

20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Paraguay Government International Bond
6.100%, 08/11/2044		$700	$860
5.600%, 03/13/2048(A)		560	647
5.400%, 03/30/2050(A)		320	365
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	594
4.450%, 02/20/2029(A)		330	376
Peruvian Government International Bond
2.783%, 01/23/2031		480	478
Qatar Government International Bond
5.103%, 04/23/2048(A)		1,690	2,287
4.817%, 03/14/2049(A)		1,130	1,481
4.625%, 06/02/2046		280	354
4.400%, 04/16/2050(A)		450	559
3.750%, 04/16/2030(A)		200	224
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	236
3.375%, 01/28/2050	EUR	230	246
2.875%, 05/26/2028		650	795
2.875%, 03/11/2029		1,490	1,801
2.124%, 07/16/2031(A)		250	271
2.000%, 12/08/2026(A)		590	702
2.000%, 01/28/2032(A)		110	116
2.000%, 04/14/2033(A)		900	932
Russian Government International Bond
7.050%, 01/19/2028	RUB	444,542	5,572
5.250%, 06/23/2047		$200	253
5.100%, 03/28/2035(A)		200	235
4.375%, 03/21/2029(A)		800	881
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	1,316
3.750%, 01/21/2055(A)		220	236
3.250%, 10/22/2030(A)		430	461
Senegal Government International Bond
5.375%, 06/08/2037(A)	EUR	930	1,001
4.750%, 03/13/2028(A)		740	853
Serbia Government International Bond
1.500%, 06/26/2029(A)		500	548
South Africa Government International Bond
5.650%, 09/27/2047		$950	910
4.850%, 09/27/2027		890	937
4.300%, 10/12/2028		200	203
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)		910	451
6.850%, 03/14/2024(A)		200	104
6.850%, 11/03/2025		570	292
6.825%, 07/18/2026(A)		250	127
6.750%, 04/18/2028(A)		660	331
6.200%, 05/11/2027(A)		380	191
Third Pakistan International SUKUK
5.625%, 12/05/2022		630	641

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Turkey Government International Bond
7.625%, 04/26/2029		$560	$559
6.875%, 03/17/2036		60	56
6.500%, 09/20/2033		900	816
6.000%, 01/14/2041		1,980	1,644
5.200%, 02/16/2026	EUR	260	293
4.250%, 04/14/2026		$530	474
Ukraine Government International Bond
9.750%, 11/01/2028(A)		640	646
8.994%, 02/01/2024		670	668
7.750%, 09/01/2022		450	445
7.750%, 09/01/2023		910	889
7.750%, 09/01/2024		230	223
7.750%, 09/01/2027		250	236
7.375%, 09/25/2032(A)		200	178
7.253%, 03/15/2033(A)		420	369
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	353
3.700%, 11/25/2030(A)		660	633
Virgin Money UK
9.250%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield + 8.307%, 06/08/2170(C)	GBP	300	452
Zambia Government International Bond
5.375%, 09/20/2022(B)		$760	567

Total Sovereign Debt
(Cost $114,731) ($ Thousands)			111,228

	Shares
COMMON STOCK — 8.9%

Communication Services — 0.9%
Activision Blizzard Inc		1,547	103
Alphabet Inc, Cl A *		608	1,761
Alphabet Inc, Cl C *		565	1,635
AT&T Inc		14,470	356
Charter Communications Inc, Cl A *		248	162
Comcast Corp, Cl A		9,256	466
Discovery Inc, Cl A *		459	11
Discovery Inc, Cl C *		586	14
DISH Network Corp, Cl A *		574	19
Electronic Arts Inc		556	73
Fox Corp		1,195	43
Interpublic Group of Cos Inc/The		934	35
Live Nation Entertainment Inc *		279	33
Lumen Technologies Inc		2,009	25
Match Group Inc *		557	74
Meta Platforms Inc, Cl A *		4,781	1,608
Netflix Inc *		900	542
News Corp, Cl A		784	18
News Corp, Cl B		145	3

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Omnicom Group Inc	375	$27
Take-Two Interactive Software Inc, Cl A *	244	43
T-Mobile US Inc *	1,175	136
Twitter Inc *	1,568	68
Verizon Communications Inc	8,402	437
ViacomCBS Inc, Cl B	1,335	40
Walt Disney Co/The *	3,693	572

		8,304
Consumer Discretionary — 1.1%
Advance Auto Parts Inc	131	31
Amazon.com Inc, Cl A *	882	2,941
Aptiv PLC *	535	88
AutoZone Inc *	45	94
Bath & Body Works Inc	578	40
Best Buy Co Inc	491	50
Booking Holdings Inc *	83	199
BorgWarner Inc	394	18
Caesars Entertainment Inc *	471	44
CarMax Inc *	360	47
Carnival Corp *	1,863	38
Chipotle Mexican Grill Inc, Cl A *	56	98
Darden Restaurants Inc	246	37
Dollar General Corp	464	109
Dollar Tree Inc *	438	62
Domino's Pizza Inc	79	45
DR Horton Inc	705	76
eBay Inc	1,235	82
Etsy Inc *	275	60
Expedia Group Inc *	321	58
Ford Motor Co	7,879	164
Gap Inc/The	525	9
Garmin Ltd	321	44
General Motors Co *	2,915	171
Genuine Parts Co	270	38
Hasbro Inc	263	27
Hilton Worldwide Holdings Inc *	551	86
Home Depot Inc/The	2,149	892
Las Vegas Sands Corp *	806	30
Lennar Corp, Cl A	515	60
LKQ Corp	622	37
Lowe's Cos Inc	1,403	363
Marriott International Inc/MD, Cl A *	541	89
McDonald's Corp	1,516	406
MGM Resorts International	813	37
Mohawk Industries Inc *	127	23
Newell Brands Inc, Cl B	839	18
NIKE Inc, Cl B	2,593	432
Norwegian Cruise Line Holdings Ltd *	900	19
NVR Inc *	7	41
O'Reilly Automotive Inc *	133	94
Penn National Gaming Inc *	253	13
Pool Corp	88	50

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PulteGroup Inc	603	$35
PVH Corp	104	11
Ralph Lauren Corp, Cl A	119	14
Ross Stores Inc	700	80
Royal Caribbean Cruises Ltd *	465	36
Starbucks Corp	2,385	279
Tapestry Inc	639	26
Target Corp, Cl A	984	228
Tesla Inc *	1,644	1,737
TJX Cos Inc/The	2,417	184
Tractor Supply Co	243	58
Ulta Beauty Inc *	117	48
Under Armour Inc, Cl A *	407	9
Under Armour Inc, Cl C *	448	8
VF Corp	702	51
Whirlpool Corp	130	31
Wynn Resorts Ltd *	213	18
Yum! Brands Inc	578	80

		10,293
Consumer Staples — 0.5%
Altria Group Inc	3,691	175
Archer-Daniels-Midland Co	1,099	74
Brown-Forman Corp, Cl B	384	28
Campbell Soup Co	389	17
Church & Dwight Co Inc	540	55
Clorox Co/The	269	47
Coca-Cola Co/The	7,892	467
Colgate-Palmolive Co	1,687	144
Conagra Brands Inc	1,030	35
Constellation Brands Inc, Cl A	324	81
Costco Wholesale Corp	897	509
Estee Lauder Cos Inc/The, Cl A	465	172
General Mills Inc	1,193	80
Hershey Co/The	314	61
Hormel Foods Corp	580	28
J M Smucker Co/The	254	35
Kellogg Co	549	35
Kimberly-Clark Corp	667	95
Kraft Heinz Co/The	1,491	53
Kroger Co/The	1,278	58
Lamb Weston Holdings Inc	325	21
McCormick & Co Inc/MD	545	53
Molson Coors Beverage Co, Cl B	401	19
Mondelez International Inc, Cl A	2,805	186
Monster Beverage Corp *	737	71
PepsiCo Inc	2,808	488
Philip Morris International Inc	3,149	299
Procter & Gamble Co/The	4,925	806
Sysco Corp, Cl A	1,010	79
Tyson Foods Inc, Cl A	569	50
Walgreens Boots Alliance Inc	1,410	74

22

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart Inc	2,884	$417

		4,812
Energy — 0.2%
APA Corp	773	21
Baker Hughes Co, Cl A	1,668	40
Chevron Corp	3,913	459
ConocoPhillips	2,655	192
Coterra Energy Inc	1,761	33
Devon Energy Corp	1,183	52
Diamondback Energy Inc, Cl A	322	35
EOG Resources Inc	1,163	103
Exxon Mobil Corp	8,601	526
Halliburton Co	1,703	39
Hess Corp	607	45
Kinder Morgan Inc	3,691	58
Marathon Oil Corp	1,785	30
Marathon Petroleum Corp	1,183	76
Noble Corp *	2,884	72
Occidental Petroleum Corp	1,658	48
ONEOK Inc	980	58
Phillips 66	855	62
Pioneer Natural Resources Co	448	81
Schlumberger NV, Cl A	2,768	83
Titan Energy LLC *(F)(K)	12,743	—
Valero Energy Corp	773	58
Williams Cos Inc/The	2,372	62

		2,233
Financials — 0.9%
Aflac Inc	1,193	70
Allstate Corp/The	561	66
American Express Co	1,264	207
American International Group Inc	1,645	94
Ameriprise Financial Inc	219	66
Aon PLC, Cl A	440	132
Arthur J Gallagher & Co	406	69
Aspect *(F)	57	—
Assurant Inc	133	21
Bank of America Corp	14,647	652
Bank of New York Mellon Corp/The	1,502	87
Berkshire Hathaway Inc, Cl B *	3,695	1,105
BlackRock Inc	289	265
Brown & Brown Inc	485	34
Capital One Financial Corp	850	123
Cboe Global Markets Inc	221	29
Charles Schwab Corp/The	3,037	255
Chubb Ltd	865	167
Cincinnati Financial Corp	268	31
Citigroup Inc	4,006	242
Citizens Financial Group Inc	898	42
CME Group Inc	722	165
Comerica Inc	279	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Discover Financial Services	574	$66
Everest Re Group Ltd	91	25
FactSet Research Systems Inc	83	40
Fifth Third Bancorp	1,291	56
First Republic Bank/CA	352	73
Franklin Resources Inc	576	19
Globe Life Inc	222	21
Goldman Sachs Group Inc/The	686	262
Hartford Financial Services Group Inc/The	746	52
Huntington Bancshares Inc/OH	3,167	49
Intercontinental Exchange Inc	1,130	154
Invesco Ltd	758	17
JPMorgan Chase & Co	5,960	944
KeyCorp	2,108	49
Lincoln National Corp	360	25
Loews Corp	335	19
M&T Bank Corp	282	43
MarketAxess Holdings Inc	67	28
Marsh & McLennan Cos Inc	1,015	176
MetLife Inc	1,414	88
Moody's Corp	323	126
Morgan Stanley	2,904	285
MSCI Inc, Cl A	164	100
Nasdaq Inc, Cl A	251	53
Noble Corp *	5,098	125
Northern Trust Corp	440	53
People's United Financial Inc	638	11
PNC Financial Services Group Inc/The	849	170
Principal Financial Group Inc, Cl A	539	39
Progressive Corp/The	1,167	120
Prudential Financial Inc	746	81
Raymond James Financial Inc	403	40
Regions Financial Corp	1,995	43
S&P Global Inc	486	229
Signature Bank/New York NY, Cl B	134	43
State Street Corp	716	67
SVB Financial Group, Cl B *	116	79
Synchrony Financial	1,055	49
T Rowe Price Group Inc	445	88
Travelers Cos Inc/The	484	76
Truist Financial Corp	2,677	157
US Bancorp	2,705	152
W R Berkley Corp	323	27
Wells Fargo & Co	8,085	388
Willis Towers Watson PLC	242	57
Zions Bancorp NA	332	21

		8,831
Health Care — 1.2%
Abbott Laboratories	3,592	506
AbbVie Inc	3,590	486
ABIOMED Inc *	96	34
Agilent Technologies Inc	600	96

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Align Technology Inc *	145	$95
AmerisourceBergen Corp, Cl A	284	38
Amgen Inc, Cl A	1,138	256
Anthem Inc	489	227
Baxter International Inc	989	85
Becton Dickinson and Co	575	145
Biogen Inc *	288	69
Bio-Rad Laboratories Inc, Cl A *	46	35
Bio-Techne Corp	84	43
Boston Scientific Corp *	2,844	121
Bristol-Myers Squibb Co	4,488	280
Cardinal Health Inc	491	25
Catalent Inc *	363	46
Centene Corp *	1,158	95
Cerner Corp	632	59
Charles River Laboratories International Inc *	110	41
Cigna Corp	664	152
Cooper Cos Inc/The, Cl A	104	44
CVS Health Corp	2,668	275
Danaher Corp, Cl A	1,290	424
DaVita Inc *	156	18
DENTSPLY SIRONA Inc	439	25
Dexcom Inc *	193	104
Edwards Lifesciences Corp, Cl A *	1,253	162
Eli Lilly & Co	1,611	445
Gilead Sciences Inc	2,523	183
HCA Healthcare Inc	478	123
Henry Schein Inc *	227	18
Hologic Inc *	480	37
Humana Inc	256	119
IDEXX Laboratories Inc *	169	111
Illumina Inc *	312	119
Incyte Corp *	384	28
Intuitive Surgical Inc *	721	259
IQVIA Holdings Inc *	380	107
Johnson & Johnson	5,361	917
Laboratory Corp of America Holdings *	207	65
McKesson Corp	293	73
Medtronic PLC	2,721	281
Merck & Co Inc	5,122	393
Mettler-Toledo International Inc *	45	76
Moderna Inc *	709	180
Organon & Co	550	17
PerkinElmer Inc	280	56
Pfizer Inc	11,417	674
Quest Diagnostics Inc	224	39
Regeneron Pharmaceuticals Inc *	211	133
ResMed Inc	287	75
STERIS PLC	213	52
Stryker Corp	675	181
Teleflex Inc	98	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thermo Fisher Scientific Inc	801	$534
UnitedHealth Group Inc	1,918	963
Universal Health Services Inc, Cl B	188	24
Vertex Pharmaceuticals Inc *	506	111
Viatris Inc, Cl W *	2,801	38
Waters Corp *	131	49
West Pharmaceutical Services Inc	161	76
Zimmer Biomet Holdings Inc	459	58
Zoetis Inc, Cl A	955	233

		10,865
Industrials — 0.7%
3M Co	1,161	206
A O Smith Corp	291	25
Alaska Air Group Inc *	341	18
Allegion plc	208	28
American Airlines Group Inc *	1,366	25
AMETEK Inc	440	65
Boeing Co/The *	1,114	224
Carrier Global Corp	1,716	93
Caterpillar Inc, Cl A	1,091	226
CH Robinson Worldwide Inc	225	24
Cintas Corp	173	77
Copart Inc *	464	70
CSX Corp	4,453	167
Cummins Inc	313	68
Deere & Co	568	195
Delta Air Lines Inc, Cl A *	1,378	54
Dover Corp	310	56
Eaton Corp PLC	797	137
Emerson Electric Co	1,190	111
Equifax Inc	233	68
Expeditors International of Washington Inc	356	48
Fastenal Co, Cl A	1,101	71
FedEx Corp	488	126
Fortive Corp	672	51
Fortune Brands Home & Security Inc	286	31
Generac Holdings Inc *	136	48
General Dynamics Corp	459	96
General Electric Co	2,213	209
Honeywell International Inc	1,392	290
Howmet Aerospace Inc	802	26
Huntington Ingalls Industries Inc, Cl A	79	15
IDEX Corp	137	32
IHS Markit Ltd	793	105
Illinois Tool Works Inc	572	141
Ingersoll Rand Inc	870	54
Jacobs Engineering Group Inc	245	34
JB Hunt Transport Services Inc	173	35
Johnson Controls International plc	1,411	115
L3Harris Technologies Inc	387	83
Leidos Holdings Inc	291	26
Lockheed Martin Corp	493	175

24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Masco Corp	523	$37
Nielsen Holdings PLC	682	14
Norfolk Southern Corp	487	145
Northrop Grumman Corp	297	115
Old Dominion Freight Line Inc, Cl A	177	63
Otis Worldwide Corp	834	73
PACCAR Inc	656	58
Parker-Hannifin Corp, Cl A	255	81
Pentair PLC	385	28
Quanta Services Inc	253	29
Raytheon Technologies Corp	3,024	260
Republic Services Inc	456	64
Robert Half International Inc	262	29
Rockwell Automation Inc	229	80
Rollins Inc	442	15
Roper Technologies Inc	210	103
Snap-on Inc	107	23
Southwest Airlines Co, Cl A *	1,321	57
Stanley Black & Decker Inc	308	58
Textron Inc	477	37
Trane Technologies PLC	471	95
TransDigm Group Inc *	114	73
Union Pacific Corp	1,302	328
United Airlines Holdings Inc *	565	25
United Parcel Service Inc, Cl B	1,476	316
United Rentals Inc *	156	52
Verisk Analytics Inc, Cl A	308	70
Waste Management Inc	768	128
Westinghouse Air Brake Technologies Corp	385	35
WW Grainger Inc	91	47
Xylem Inc/NY	386	46

		6,332
Information Technology — 2.6%
Accenture PLC, Cl A	1,283	532
Adobe Inc *	967	548
Advanced Micro Devices Inc *	2,448	352
Akamai Technologies Inc *	307	36
Amphenol Corp, Cl A	1,188	104
Analog Devices Inc	1,081	190
ANSYS Inc *	171	69
Apple Inc	31,544	5,601
Applied Materials Inc	1,827	288
Arista Networks Inc *	480	69
Autodesk Inc, Cl A *	439	123
Automatic Data Processing Inc	849	209
Broadcom Inc	837	557
Broadridge Financial Solutions Inc	222	41
Cadence Design Systems Inc *	551	103
CDW Corp/DE	255	52
Ceridian HCM Holding Inc *	251	26
Cisco Systems Inc/Delaware	8,570	543
Citrix Systems Inc	251	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	1,040	$92
Corning Inc, Cl B	1,646	61
DXC Technology Co *	491	16
Enphase Energy Inc *	298	55
EPAM Systems Inc *	112	75
F5 Inc, Cl A *	125	31
Fidelity National Information Services Inc, Cl B	1,217	133
Fiserv Inc, Cl A *	1,186	123
FleetCor Technologies Inc *	170	38
Fortinet Inc *	269	97
Gartner Inc *	154	51
Global Payments Inc	571	77
Hewlett Packard Enterprise Co	2,490	39
HP Inc	2,226	84
Intel Corp	8,252	425
International Business Machines Corp	1,810	242
Intuit Inc	574	369
IPG Photonics Corp *	66	11
Jack Henry & Associates Inc	154	26
Juniper Networks Inc	729	26
Keysight Technologies Inc *	362	75
KLA Corp	303	130
Lam Research Corp	284	204
Mastercard Inc, Cl A	1,764	634
Microchip Technology Inc	1,101	96
Micron Technology Inc	2,254	210
Microsoft Corp	15,194	5,110
Monolithic Power Systems Inc	95	47
Motorola Solutions Inc	334	91
NetApp Inc	490	45
NortonLifeLock Inc	1,376	36
NVIDIA Corp	5,050	1,485
NXP Semiconductors NV	531	121
Oracle Corp, Cl B	3,262	285
Paychex Inc	634	87
Paycom Software Inc *	102	42
PayPal Holdings Inc *	2,385	450
PTC Inc *	223	27
Qlik *(F)	3,600	—
Qlik, Cl A *(F)	56	57
Qlik, Cl B *(F)	13,812	—
Qorvo Inc *	243	38
QUALCOMM Inc	2,272	416
salesforce.com Inc *	1,989	505
Seagate Technology Holdings PLC	454	51
ServiceNow Inc *	402	261
Skyworks Solutions Inc	363	56
SolarEdge Technologies Inc *	115	32
Synopsys Inc *	304	112
TE Connectivity Ltd	649	105
Teledyne Technologies Inc *	102	45

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teradyne Inc	356	$58
Texas Instruments Inc	1,871	353
Trimble Inc *	554	48
Tyler Technologies Inc *	90	48
VeriSign Inc *	206	52
Visa Inc, Cl A	3,412	739
Western Digital Corp *	566	37
Xilinx Inc	493	105
Zebra Technologies Corp, Cl A *	116	69

		23,900
Materials — 0.3%
Air Products and Chemicals Inc	443	135
Albemarle Corp	254	59
Amcor PLC	2,886	35
Arctic Canadian Diamond Company Ltd. *(F)	824	—
Avery Dennison Corp	149	32
Ball Corp	702	68
Celanese Corp, Cl A	238	40
CF Industries Holdings Inc	504	36
Corteva Inc	1,390	66
Dow Inc	1,459	83
DuPont de Nemours Inc	1,022	83
Eastman Chemical Co	290	35
Ecolab Inc	497	117
FMC Corp	272	30
Freeport-McMoRan Inc, Cl B	2,931	122
International Flavors & Fragrances Inc	488	73
International Paper Co	852	40
Linde PLC	1,039	360
LyondellBasell Industries NV, Cl A	585	54
Martin Marietta Materials Inc, Cl A	133	59
Mosaic Co/The	856	34
Newmont Corp	1,581	98
Nucor Corp	559	64
Packaging Corp of America	195	26
PPG Industries Inc	468	81
Sealed Air Corp	334	22
Sherwin-Williams Co/The, Cl A	484	170
Vulcan Materials Co	282	58
Westrock Co	546	24

		2,104
Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	305	68
American Tower Corp, Cl A ‡	920	269
AvalonBay Communities Inc ‡	267	68
Boston Properties Inc ‡	252	29
CBRE Group Inc, Cl A *	657	71
Crown Castle International Corp ‡	869	181
Digital Realty Trust Inc, Cl A ‡	563	100
Duke Realty Corp ‡	733	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equinix Inc ‡	180	$152
Equity Residential ‡	730	66
Essex Property Trust Inc ‡	143	50
Extra Space Storage Inc ‡	290	66
Federal Realty Investment Trust ‡	140	19
Healthpeak Properties Inc ‡	977	35
Host Hotels & Resorts Inc *‡	1,656	29
Iron Mountain Inc ‡	599	31
Kimco Realty Corp ‡	1,243	31
Mid-America Apartment Communities Inc ‡	250	57
Prologis Inc ‡	1,493	251
Public Storage ‡	304	114
Realty Income Corp ‡	1,088	78
Regency Centers Corp ‡	350	26
SBA Communications Corp, Cl A ‡	215	84
Simon Property Group Inc ‡	653	104
UDR Inc ‡	644	39
Ventas Inc ‡	864	44
Vornado Realty Trust ‡	297	13
Welltower Inc ‡	833	72
Weyerhaeuser Co ‡	1,627	67

		2,262
Utilities — 0.2%
AES Corp/The	1,399	34
Alliant Energy Corp	531	33
Ameren Corp	551	49
American Electric Power Co Inc	996	89
American Water Works Co Inc	346	65
Atmos Energy Corp	303	32
CenterPoint Energy Inc	1,408	39
CMS Energy Corp	546	36
Consolidated Edison Inc	668	57
Dominion Energy Inc	1,617	127
DTE Energy Co	426	51
Duke Energy Corp	1,543	162
Edison International	820	56
Entergy Corp	440	50
Evergy Inc	488	33
Eversource Energy	747	68
Exelon Corp	1,946	112
FirstEnergy Corp	1,194	50
NextEra Energy Inc	3,976	371
NiSource Inc	886	24
NRG Energy Inc	400	17
Pinnacle West Capital Corp	217	15
PPL Corp	1,695	51
Public Service Enterprise Group Inc	988	66
Sempra Energy	630	83
Southern Co/The	2,122	146
WEC Energy Group Inc	685	66

26

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	1,057	$72

		2,054
Total Common Stock
(Cost $32,017) ($ Thousands)		81,990

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 6.4%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC REMIC CMO, Ser 2019-4905, Cl SA, IO
5.998%, 08/25/2049(E)	$559	95
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050(E)	2,469	366
FHLMC REMIC CMO, Ser 2020-4991, Cl IE, IO
5.000%, 07/25/2050(E)	1,907	321
FHLMC REMIC CMO, Ser 2020-5009, Cl DI, IO
2.000%, 09/25/2050(E)	1,491	174
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050(E)	737	119
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050(E)	594	92
FHLMC STACR REMIC Trust, Ser 2017-HRP1, Cl B1
4.703%, VAR ICE LIBOR USD 1 Month + 4.600%, 12/25/2042	330	345
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
2.403%, VAR ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)	660	660
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
5.203%, VAR ICE LIBOR USD 1 Month + 5.100%, 06/25/2050(A)	1,620	1,671
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
3.550%, VAR SOFR30A + 3.500%, 10/25/2033(A)	390	404
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
3.100%, VAR SOFR30A + 3.050%, 01/25/2034(A)	250	251
FNMA
2.790%, 01/01/2035(E)	347	374
2.680%, 01/01/2035	100	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
3.653%, VAR ICE LIBOR USD 1 Month + 3.550%, 07/25/2030	$570	$588
FNMA REMIC CMO, Ser 2012-115, Cl DS, IO
5.998%, 10/25/2042(E)	309	51
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
5.498%, 05/25/2045(E)	433	68
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
6.048%, 01/25/2048(E)	1,309	211
FNMA REMIC CMO, Ser 2017-86, Cl SB, IO
6.048%, 11/25/2047(E)	1,175	213
FNMA REMIC CMO, Ser 2019-81, Cl SD, IO
5.898%, 01/25/2050(E)	272	39
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050(E)	684	104
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048(E)	1,268	229
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
6.493%, 01/16/2040(E)	1,347	213
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
5.946%, 08/20/2043(E)	139	23
GNMA REMIC CMO, Ser 2014-117, Cl SJ, IO
5.496%, 08/20/2044(E)	389	59
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045(E)	1,714	166
GNMA REMIC CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045(E)	618	40
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045(E)	978	99
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045(E)	427	32
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
5.556%, 07/20/2047(E)	945	141
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
6.096%, 09/20/2048(E)	418	74
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
6.096%, 09/20/2048(E)	570	99
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
6.096%, 09/20/2048(E)	1,831	331
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
6.046%, 10/20/2048(E)	570	91
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
6.046%, 10/20/2048(E)	365	49
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
6.096%, 05/20/2048(E)	1,883	267
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
5.596%, 01/20/2048(E)	1,147	202
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
5.946%, 01/20/2049(E)	303	41
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
5.996%, 09/20/2049(E)	847	124

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
5.996%, 09/20/2049(E)	$836	$110
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049(E)	2,837	237
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
5.946%, 01/20/2049(E)	240	36
GNMA REMIC CMO, Ser 2019-69, Cl S, IO
3.166%, 06/20/2049(E)	271	22
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
5.996%, 06/20/2049(E)	198	27
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050(E)	1,009	104

		9,068
Non-Agency Mortgage-Backed Obligations — 5.4%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
1.032%, VAR ICE LIBOR USD 1 Month + 0.930%, 11/25/2034	460	460
Alternative Loan Trust, Ser 2005-81, Cl A1
0.662%, VAR ICE LIBOR USD 1 Month + 0.560%, 02/25/2037	542	473
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	924
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.043%, 05/15/2052(E)	10,879	662
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl D
1.431%, VAR ICE LIBOR USD 1 Month + 1.321%, 03/15/2037(A)	629	627
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.260%, VAR ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(A)	1,970	1,943
BX Commercial Mortgage Trust, Ser XL2, Cl J
4.000%, VAR ICE LIBOR USD 1 Month + 3.890%, 10/15/2038(A)	500	497
BX Trust, Ser 2018-GWMZ, Cl MC
5.598%, VAR ICE LIBOR USD 1 Month + 5.488%, 05/15/2037(A)	1,100	1,017
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	931	942
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(E)	500	484
CGMS Commercial Mortgage Trust, Ser 2017-MDRA, Cl C
3.752%, 07/10/2030(A)(E)	1,620	1,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
4.452%, VAR ICE LIBOR USD 1 Month + 4.350%, 04/25/2031(A)	$460	$474
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
4.203%, VAR ICE LIBOR USD 1 Month + 4.100%, 07/25/2039(A)	640	651
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
3.150%, VAR SOFR30A + 3.100%, 10/25/2041(A)	670	677
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
2.800%, VAR SOFR30A + 2.750%, 12/25/2041(A)	680	680
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
3.032%, VAR ICE LIBOR USD 3 Month + 2.900%, 08/09/2024(A)	960	931
Credit Suisse Mortgage Trust, Ser 2019-RIO, Cl B
8.000%, VAR ICE LIBOR USD 1 Month + 7.000%, 12/15/2022(A)	1,440	1,395
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	285
CSMC Trust, Ser 2017-RPL1, Cl M2
2.988%, 07/25/2057(A)(E)	1,190	1,188
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	994
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.262%, VAR ICE LIBOR USD 1 Month + 0.160%, 11/25/2036	859	850
GS Mortgage Securities II, Ser 2018-SRP5, Cl C
4.110%, VAR ICE LIBOR USD 1 Month + 4.000%, 09/15/2031(A)	1,889	608
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
2.760%, VAR ICE LIBOR USD 1 Month + 2.650%, 07/15/2032(A)	1,000	997
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
3.360%, VAR ICE LIBOR USD 1 Month + 3.250%, 12/15/2036(A)	595	579
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
1.210%, VAR ICE LIBOR USD 1 Month + 1.100%, 12/15/2036(A)	1,830	1,828

28

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser LUAU, Cl G
4.560%, VAR ICE LIBOR USD 1 Month + 4.450%, 11/15/2032(A)	$500	$499
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
0.344%, VAR ICE LIBOR USD 1 Month + 0.240%, 11/19/2036	1,841	1,847
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.747%, VAR ICE LIBOR USD 1 Month + 0.430%, 05/25/2035	863	852
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
3.251%, VAR ICE LIBOR USD 1 Month + 3.150%, 07/05/2033(A)	1,790	1,773
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
2.710%, VAR ICE LIBOR USD 1 Month + 2.600%, 09/15/2029(A)	1,730	1,676
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
4.375%, VAR ICE LIBOR USD 1 Month + 4.265%, 11/15/2038(A)	710	703
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)	660	663
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
2.422%, 06/26/2036(A)	258	240
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
3.352%, VAR ICE LIBOR USD 1 Month + 3.250%, 10/15/2049(A)	530	523
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
3.852%, VAR ICE LIBOR USD 1 Month + 3.750%, 03/25/2050(A)	480	487
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
3.511%, VAR ICE LIBOR USD 1 Month + 2.011%, 04/18/2024(A)	870	861
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
5.352%, VAR ICE LIBOR USD 1 Month + 5.250%, 05/25/2055(A)	430	429
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.663%, 05/25/2033(E)	680	478
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.197%, VAR ICE LIBOR USD 1 Month + 0.430%, 03/26/2036(A)	386	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.802%, VAR ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(A)	$290	$290
Radnor, Ser 2020-1, Cl M1C
1.852%, VAR ICE LIBOR USD 1 Month + 1.750%, 01/25/2030(A)	1,830	1,810
RALI Series Trust, Ser 2006-QO2, Cl A2
0.642%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/2046	1,320	366
RALI Series Trust, Ser 2007-QO2, Cl A1
0.252%, VAR ICE LIBOR USD 1 Month + 0.150%, 02/25/2047	859	415
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(E)	1,720	1,765
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(E)	1,125	1,159
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(E)	1,720	1,753
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(E)	2,230	2,278
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(E)	830	848
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(E)	640	659
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036(A)(E)	885	819
Soho Trust, Ser 2021-SOHO, Cl D
2.697%, 08/10/2038(A)(E)	440	389
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl E
3.584%, VAR ICE LIBOR USD 1 Month + 3.480%, 11/11/2034(A)	1,742	1,698
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl F
4.357%, VAR ICE LIBOR USD 1 Month + 4.252%, 11/11/2034(A)	583	563
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(E)	640	646
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
2.381%, 12/25/2036(E)	626	597

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.639%, 04/25/2036(E)	$470	$467

		49,710
Total Mortgage-Backed Securities
(Cost $59,228) ($ Thousands)		58,778

ASSET-BACKED SECURITIES — 3.5%
Automotive — 0.1%

Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026(A)	820	837

Other Asset-Backed Securities — 3.4%

Apidos CLO XXII, Ser 2020-22A, Cl DR
6.882%, VAR ICE LIBOR USD 3 Month + 6.750%, 04/20/2031(A)	1,380	1,363
Assurant CLO, Ser 2019-5A, Cl E
7.464%, VAR ICE LIBOR USD 3 Month + 7.340%, 01/15/2033(A)	250	248
Avery Point VI CLO, Ser 2018-6A, Cl DR
3.090%, VAR ICE LIBOR USD 3 Month + 2.950%, 08/05/2027(A)	610	609
Bain Capital Credit CLO, Ser 2021-1A, Cl D
3.032%, VAR ICE LIBOR USD 3 Month + 2.910%, 04/18/2034(A)	450	445
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
3.732%, VAR ICE LIBOR USD 3 Month + 3.600%, 01/20/2032(A)	340	340
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
6.984%, VAR ICE LIBOR USD 3 Month + 6.860%, 07/25/2034(A)	890	875
BlueMountain CLO, Ser 2018-2A, Cl ER
5.322%, VAR ICE LIBOR USD 3 Month + 5.200%, 07/18/2027(A)	1,000	978
Bristol Park CLO, Ser 2020-1A, Cl ER
7.124%, VAR ICE LIBOR USD 3 Month + 7.000%, 04/15/2029(A)	500	498
Canyon Capital CLO, Ser 2021-1A, Cl E
6.534%, VAR ICE LIBOR USD 3 Month + 6.410%, 04/15/2034(A)	280	277
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
1.206%, VAR ICE LIBOR USD 3 Month + 1.050%, 05/15/2031(A)	1,045	1,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CARLYLE US CLO, Ser 2021-2A, Cl DR
6.599%, VAR ICE LIBOR USD 3 Month + 6.500%, 07/15/2032(A)	$850	$850
Cathedral Lake VI, Ser 2021-6A, Cl E
7.334%, VAR ICE LIBOR USD 3 Month + 7.210%, 04/25/2034(A)	300	291
Cathedral Lake VII, Ser 2021-7RA, Cl D
4.404%, VAR ICE LIBOR USD 3 Month + 4.280%, 01/15/2032(A)	700	703
Catskill Park CLO, Ser 2017-1A, Cl D
6.132%, VAR ICE LIBOR USD 3 Month + 6.000%, 04/20/2029(A)	900	889
CIFC Funding, Ser 2017-3A, Cl C
3.782%, VAR ICE LIBOR USD 3 Month + 3.650%, 07/20/2030(A)	690	689
CIFC Funding, Ser 2021-4A, Cl D
3.024%, VAR ICE LIBOR USD 3 Month + 2.900%, 07/15/2033(A)	490	489
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(L)	3,000	200
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
0.362%, VAR ICE LIBOR USD 1 Month + 0.260%, 12/25/2036	1,136	1,133
CQS US CLO, Ser 2021-1A, Cl D1
3.797%, VAR ICE LIBOR USD 3 Month + 3.550%, 01/20/2035(A)	1,850	1,850
Cumberland Park CLO, Ser 2018-2A, Cl DR
2.832%, VAR ICE LIBOR USD 3 Month + 2.700%, 07/20/2028(A)	500	500
Cumberland Park CLO, Ser 2018-2A, Cl ER
5.782%, VAR ICE LIBOR USD 3 Month + 5.650%, 07/20/2028(A)	600	600
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039(A)	425	443
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
6.724%, VAR ICE LIBOR USD 3 Month + 6.600%, 04/15/2034(A)	770	763
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
6.532%, VAR ICE LIBOR USD 3 Month + 6.400%, 04/20/2034(A)	330	327
Eaton Vance CLO, Ser 2021-2A, Cl ER
6.610%, VAR ICE LIBOR USD 3 Month + 6.500%, 01/15/2035(A)	500	500
Educational Funding, Ser 2006-1A, Cl A3
0.474%, VAR ICE LIBOR USD 3 Month + 0.350%, 04/25/2033(A)	777	623
Fortress Credit BSL XII, Ser 2021-4A, Cl E
7.266%, VAR ICE LIBOR USD 3 Month + 7.130%, 10/15/2034(A)	250	240

30

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US CLO VI, Ser 2019-6A, Cl E
5.352%, VAR ICE LIBOR USD 3 Month + 5.220%, 01/20/2033(A)	$250	$240
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
6.830%, VAR ICE LIBOR USD 3 Month + 6.700%, 07/20/2034(A)	410	407
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048(A)	161	157
Halsey Point CLO I, Ser 2019-1A, Cl F
8.332%, VAR ICE LIBOR USD 3 Month + 8.200%, 01/20/2033(A)	290	272
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	160	157
HGI CRE CLO, Ser 2021-FL1, Cl C
1.808%, VAR ICE LIBOR USD 1 Month + 1.700%, 06/16/2036(A)	330	327
LCM XXII, Ser 2018-22A, Cl DR
5.632%, VAR ICE LIBOR USD 3 Month + 5.500%, 10/20/2028(A)	350	333
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(F)(L)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
3.432%, VAR ICE LIBOR USD 3 Month + 3.300%, 01/20/2033(A)	330	330
Neuberger Berman Loan Advisers CLO, Ser 2021-44A, Cl E
6.080%, VAR ICE LIBOR USD 3 Month + 6.000%, 10/16/2034(A)	490	488
Oaktree CLO, Ser 2019-1A, Cl D
3.928%, VAR ICE LIBOR USD 3 Month + 3.800%, 04/22/2030(A)	250	244
Ocean Trails CLO VI, Ser 2021-6A, Cl DRR
3.724%, VAR ICE LIBOR USD 3 Month + 3.600%, 07/15/2028(A)	340	339
Ocean Trails CLO X, Ser 2021-10A, Cl ER
0.000%, 10/15/2034(A)(E)(L)	590	565
OZLM VII, Ser 2018-7RA, Cl CR
3.122%, VAR ICE LIBOR USD 3 Month + 3.000%, 07/17/2029(A)	650	644
OZLM XI, Ser 2017-11A, Cl BR
2.432%, VAR ICE LIBOR USD 3 Month + 2.300%, 10/30/2030(A)	600	601
Parallel, Ser 2020-1A, Cl CR
2.132%, VAR ICE LIBOR USD 3 Month + 2.000%, 07/20/2029(A)	750	741
Peace Park CLO, Ser 2021-1A, Cl E
6.138%, VAR ICE LIBOR USD 3 Month + 6.000%, 10/20/2034(A)	400	396

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.423%, 01/25/2036	$101	$101
RR, Ser 2021-18A, Cl D
6.334%, VAR ICE LIBOR USD 3 Month + 6.250%, 10/15/2034(A)	750	746
Sculptor CLO XXVI, Ser 2021-26A, Cl E
0.133%, VAR ICE LIBOR USD 3 Month 0.000%, 07/20/2034(A)	450	446
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	690	679
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
0.672%, VAR ICE LIBOR USD 1 Month + 0.570%, 10/25/2036(A)	1,348	1,341
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	485	505
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	408	427
Symphony CLO XIX, Ser 2018-19A, Cl E
5.322%, VAR ICE LIBOR USD 3 Month + 5.200%, 04/16/2031(A)	250	238
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
6.868%, VAR ICE LIBOR USD 3 Month + 6.750%, 10/13/2032(A)	730	728
Tikehau US CLO I, Ser 2021-1A, Cl E
7.126%, VAR ICE LIBOR USD 3 Month + 6.910%, 01/18/2035(A)	1,200	1,164
Voya CLO, Ser 2018-3A, Cl A1A
1.274%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/15/2031(A)	250	250
Voya CLO, Ser 2021-3A, Cl DR
7.082%, VAR ICE LIBOR USD 3 Month + 6.950%, 04/20/2034(A)	260	258
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.242%, VAR ICE LIBOR USD 1 Month + 0.140%, 07/25/2037(A)	239	229
Whitehorse XII, Ser 2018-12A, Cl D
3.774%, VAR ICE LIBOR USD 3 Month + 3.650%, 10/15/2031(A)	250	243
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
4.350%, VAR ICE LIBOR USD 3 Month + 4.200%, 07/15/2033(A)	450	436
		31,799

Total Asset-Backed Securities
(Cost $36,504) ($ Thousands)		32,636

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%

Energy — 0.5%
MPLX, 8.462% *(C)(F)(K)	70,655	$2,473
Targa Resources, 9.500% *(C)	1,570	1,690

		4,163
Financials — 0.0%
B Riley Financial, 5.500%	15,750	398

Total Preferred Stock
(Cost $4,339) ($ Thousands)		4,561

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Alarm.com CV to 6.7939
0.000% , 01/15/2026(A)(J)	57	51
Cheesecake Factory CV to 12.755
0.375% , 06/15/2026	138	124
Chegg CV to 9.2978
0.000% , 09/01/2026(J)	80	66
DISH Network CV to 15.343
3.375% , 08/15/2026	610	577
DraftKings CV to 10.543
1.660% , 03/15/2028(A)(J)	640	482
Gannett CV to 200
6.000% , 12/01/2027	240	304
Granite Point Mortgage Trust CV to 51.994
5.625% , 12/01/2022(A)	580	577
Halozyme Therapeutics CV to 12.958
0.250% , 03/01/2027(A)	390	347
Liberty Latin America CV to 48.432
2.000% , 07/15/2024	140	138
NIO CV to 10.7458
0.500% , 02/01/2027(A)	1,350	1,141
Spirit Airlines CV to 20.3791
1.000% , 05/15/2026	560	483

Total Convertible Bonds
(Cost $4,392) ($ Thousands)		4,290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$225	$283

Total Municipal Bond

(Cost $249) ($ Thousands)		283

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bond
2.000%, 11/15/2041	80	81

Total U.S. Treasury Obligation
(Cost $81) ($ Thousands)		81

	Number of Warrants
WARRANTS — 0.0%
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	5,574	59

Total Warrants
(Cost $13) ($ Thousands)		59

Total Investments in Securities — 94.5%
(Cost $820,720) ($ Thousands)		$868,286

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (M)
(Cost $573) ($ Thousands)	2,090,173	$196

PURCHASED SWAPTION** — 0.0%
Total Purchased Swaption (N)
(Cost $15) ($ Thousands)	3,400,000	$13

WRITTEN OPTIONS* — (0.4)%
Total Written Options (M)
(Premiums Received $2,663) ($ Thousands)	(4,460,352)	$(3,521)

WRITTEN SWAPTION* — 0.0%
Total Written Swaption (N)
(Premiums Received $20) ($ Thousands)	(3,400,000)	$(3)

32

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at December 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2022, S&P 500 E-mini Option*	20	$74	$4,300.00	3/19/2022	$46
February 2022, S&P 500 E-mini 3rd Week Option*	63	218	4,300.00	2/19/2022	74
February 2022, S&P 500 E-mini 3rd Week Option*	29	110	4,200.00	2/19/2022	26
February 2022, S&P 500 E-mini 3rd Week Option*	35	70	4,100.00	2/19/2022	24
January 2022, S&P 500 E-mini 3rd Week Option*	26	70	4,200.00	1/22/2022	6
USD Put/ MXN Call*	260,000	4	21.24	2/19/2022	8
USD Put/ RUB Call*	1,830,000	27	73.00	2/19/2022	12

Total Purchased Options		$573			$196
WRITTEN OPTIONS — ((0.4))%
Put Options
March 2022, S&P 500 E-mini Option*	(20)	$(40)	4,000.00	03/19/22	$(24)
January 2022, S&P 500 E-mini 3rd Week Option*	(26)	(37)	3,900.00	01/22/22	(3)
February 2022, S&P 500 E-mini 3rd Week Option*	(68)	(135)	4,000.00	02/19/22	(37)
USD Put/ RUB Call*	(1,290,000)	(9)	70.83	01/22/22	–

		(221)			(64)

Call Options
SPX US Index Option*	(119)	$(1,111)	4,685.00	01/22/22	$(1,439)
SPX US Index Option*	(119)	(1,284)	4,625.00	01/22/22	(1,998)
USD Call/ BRL Put*	(1,080,000)	(16)	6.23	01/22/22	–
USD Call/ MXN Put*	(260,000)	(5)	22.38	02/19/22	–
USD Call/ RUB Put*	(1,830,000)	(26)	78.00	02/19/22	(20)

		(2,442)			(3,457)

Total Written Options		$(2,663)			$(3,521)

††Represents Cost

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

A list of the open OTC swaption contracts held by the Fund at December 31, 2021 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Call Swaptions
Swaption Receiver*	Bank of America Merrill Lynch	3,400,000	$109.00	01/22/2022	$13
WRITTEN SWAPTION — 0.0%
Put Swaptions
Swaption Payer*	Bank of America Merrill Lynch	(3,400,000)	$106.00	01/22/2022	$(3)

A list of the open futures contracts held by the Fund at December 31, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	586	Dec-2023	$144,612	$144,171	$(442)
Australian 10-Year Bond	21	Mar-2022	2,087	2,125	1
Euro-Bob	5	Mar-2022	757	758	(7)
S&P 500 Index E-MINI	109	Mar-2022	25,611	25,934	323
U.S. 2-Year Treasury Note	595	Apr-2022	129,925	129,812	(113)
U.S. 10-Year Treasury Note	19	Mar-2022	2,347	2,479	132
U.S. Long Treasury Bond	92	Mar-2022	14,536	14,760	224
U.S. Ultra Long Treasury Bond	138	Mar-2022	26,745	27,203	458
Ultra 10-Year U.S. Treasury Note	21	Mar-2022	3,059	3,075	16
			349,679	350,317	592
Short Contracts
Euro-Bund	(39)	Mar-2022	$(7,635)	$(7,600)	$98
U.S. 5-Year Treasury Note	(150)	Apr-2022	(18,220)	(18,147)	74
			(25,855)	(25,747)	172
			$323,824	$324,570	$764

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/18/22	USD	563	RUB	41,789	$(7)
BNP Paribas	01/18/22	USD	780	AUD	1,050	(17)
BNP Paribas	01/18/22	CAD	1,910	USD	1,534	21
BNP Paribas	01/18/22	EUR	2,080	USD	2,412	46
BNP Paribas	01/18/22	EUR	1,400	USD	1,591	(1)
BNP Paribas	01/18/22	USD	7,141	NOK	62,489	(55)
BNP Paribas	01/18/22	MXN	15,200	USD	727	(13)
BNP Paribas	01/18/22	NOK	22,290	USD	2,637	110
Citigroup	01/18/22	USD	187	IDR	2,663,340	—
Citigroup	01/18/22	USD	197	RUB	14,600	(3)
Citigroup	01/18/22	USD	428	BRL	2,430	7
Citigroup	01/18/22 - 01/24/22	USD	1,127	MXN	23,451	16
Citigroup	01/18/22	CAD	1,170	USD	930	4
Citigroup	01/18/22	CAD	38	USD	29	—
Citigroup	01/18/22	CNY	2,870	USD	441	(10)
Citigroup	01/18/22	EUR	2,023	USD	2,346	44
Citigroup	01/18/22	EUR	1,920	USD	2,176	(8)

34

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/22	MXN	5,300	USD	252	$(7)
Citigroup	01/18/22	USD	1,701	CAD	2,175	21
Citigroup	01/18/22	USD	3,970	CAD	4,980	(27)
Citigroup	01/18/22	JPY	84,400	USD	747	14
Citigroup	01/18/22	IDR	108,900,950	USD	7,543	(102)
Deutsche Bank	02/10/22	EUR	23,271	USD	26,302	(181)
Goldman Sachs	01/18/22	NZD	410	USD	294	13
Goldman Sachs	01/18/22	USD	511	AUD	690	(10)
Goldman Sachs	01/18/22	USD	393	CAD	504	6
Goldman Sachs	01/18/22	USD	329	CAD	410	(5)
Goldman Sachs	01/18/22	AUD	850	USD	638	20
Goldman Sachs	01/18/22	EUR	410	USD	479	12
Goldman Sachs	01/18/22	EUR	1,450	USD	1,648	(2)
Goldman Sachs	01/18/22	GBP	2,310	USD	3,176	47
Goldman Sachs	01/18/22	USD	2,605	NOK	22,258	(81)
Goldman Sachs	01/18/22	USD	1,032	RUB	77,920	6
Goldman Sachs	01/18/22	USD	2,069	RUB	154,420	(11)
Goldman Sachs	01/18/22	USD	3,471	MXN	73,940	132
Goldman Sachs	01/18/22	CAD	3,520	USD	2,824	38
Goldman Sachs	01/18/22	MXN	47,540	USD	2,285	(32)
Goldman Sachs	01/18/22	JPY	110,440	USD	972	12
Goldman Sachs	01/18/22	RUB	347,866	USD	4,689	54
JPMorgan Chase Bank	01/13/22	SAR	14,390	USD	3,835	2
JPMorgan Chase Bank	01/18/22	USD	455	RUB	34,510	4
JPMorgan Chase Bank	01/18/22	AUD	1,220	USD	905	18
JPMorgan Chase Bank	01/18/22	AUD	630	USD	451	(7)
JPMorgan Chase Bank	01/18/22	USD	736	AUD	1,050	27
JPMorgan Chase Bank	01/18/22	USD	4,302	AUD	5,897	(15)
JPMorgan Chase Bank	01/21/22	GBP	1,354	USD	1,865	31
JPMorgan Chase Bank	02/10/22	EUR	365	USD	412	(3)
Morgan Stanley	01/18/22	JPY	3	USD	0	—
Morgan Stanley	01/18/22	USD	67	BRL	390	2
Morgan Stanley	01/18/22	EUR	590	USD	688	17
Morgan Stanley	01/18/22	USD	721	JPY	80,570	(21)
Morgan Stanley	01/18/22	USD	1,207	MXN	25,460	34
Morgan Stanley	01/18/22	NZD	1,490	USD	1,069	49
Morgan Stanley	01/18/22	USD	2,009	RUB	146,934	(51)
Morgan Stanley	01/18/22	USD	2,288	EUR	1,980	(36)
Morgan Stanley	01/18/22	AUD	2,230	USD	1,671	50
Morgan Stanley	01/18/22	AUD	400	USD	287	(4)
Morgan Stanley	01/18/22	CAD	2,220	USD	1,793	35
Morgan Stanley	01/18/22	CAD	500	USD	389	(7)
Morgan Stanley	01/18/22	USD	3,365	NZD	4,839	(54)
Morgan Stanley	01/18/22	USD	792	NOK	7,030	5
Morgan Stanley	01/18/22	USD	2,882	NOK	24,879	(61)
Morgan Stanley	01/18/22	USD	1,634	CAD	2,080	13
Morgan Stanley	01/18/22	USD	4,523	CAD	5,686	(22)
Morgan Stanley	01/18/22	BRL	6,676	USD	1,204	10
Morgan Stanley	01/18/22	MXN	8,310	USD	394	(10)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/18/22	NOK	20,050	USD	2,384	$111
Morgan Stanley	02/17/22	RUB	83,577	USD	1,116	9
						$177

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2021 is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	$24	$9	$15
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	(30)	(17)	(13)
CDS-DIS	Buy	1.00%	Quarterly	06/20/2026	660	(20)	(17)	(3)
CDS-F	Sell	5.00%	Quarterly	06/20/2026	(1,450)	220	188	32
CDS-GM	Buy	5.00%	Quarterly	06/20/2026	1,450	(255)	(253)	(2)
CDS-VIAC	Buy	1.00%	Quarterly	06/20/2026	660	(8)	(9)	1
CDX.NA.HY .3712	Buy	5.00%	Quarterly	12/20/2026	3,853	(354)	(352)	(2)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(15,916)	721	356	365
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/25/2025	(6,092)	495	(163)	658
CDX.NA.IG.34-V1	Sell	1.00%	Quarterly	06/20/2025	(26,200)	498	274	224
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	3	6	(3)
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(2,375)	43	37	6
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	7	6	1
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(1,840)	(14)	7	(21)
ICE CD General Electric Company	Sell	1.00%	Quarterly	06/20/2026	(1,175)	19	17	2
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(5,490)	97	27	70
ICE CD Mexico	Sell	1.00%	Quarterly	12/20/2026	(1,160)	5	5	–
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(980)	16	13	3
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	11	1	10
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(400)	8	5	3
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	19	12	7
ICE CD Transocean	Buy	1.00%	Quarterly	12/20/2022	235	31	18	13
						$1,536	$170	$1,366

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	5.80%	Monthly	01/02/2023	BRL	11,150	$111	$6	$105
WIBR6M	3.50%	Semi-Annually	03/16/2032	PLN	3,325	36	(2)	38
7.6%	JIBA3M	Quarterly	03/16/2032	ZAR	9,000	3	–	3
SOFRRATE	1.50%	Annually	03/16/2032	USD	890	(13)	(17)	4
GBP @ 0.75%	GBP SONIO 1Y	Annually	03/16/2032	GBP	550	15	–	15
EUR006M	.25%	Semi-Annually	03/16/2032	EUR	5,130	45	(64)	109
MXIBTIIE	7.40%	Monthly	03/03/2032	MXN	8,050	5	(1)	6
KWCDC	1.75%	Quarterly	09/15/2031	KRW	790,531	6	21	(15)
EUR006M	0.00%	Semi-Annually	03/16/2029	EUR	4,270	55	(2)	57
3.25%	WIBR6M	Semi-Annually	03/16/2027	PLN	5,325	32	17	15
EUR006M	(.25)%	Semi-Annually	03/16/2027	EUR	1,630	28	14	14
MXIBTIIE	7.40%	Monthly	03/10/2027	MXN	53,010	11	(6)	17
2.50%	CNY-CNREPOFIX	Quarterly	12/15/2026	CNY	4,170	4	(4)	8
1.52%	USD-SOFR-OIS	Annually	11/20/2026	USD	4,830	(21)	(9)	(12)
USA-CPI-U	3.37%	Annually	11/18/2026	USD	4,250	35	44	(9)
CNY-CNREPOFIX Q	CNY @ 2.75%	Quarterly	09/15/2026	CNY	11,830	31	11	20

36

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
EUR006M	-.25%	Semi-Annually	03/16/2025	EUR	4,620	$24	$9	$15
BZDIOVRA	6.32%	Monthly	01/02/2025	BRL	8,411	176	15	161
BZDIOVRA 1M	BRL @ 7.2%	Monthly	01/02/2023	BRL	12,410	(93)	1	(94)
10.565%	BZDIOVRA	Monthly	01/02/2023	BRL	4,810	(9)	–	(9)
12.40%	BZDIOVRA	Monthly	01/02/2023	BRL	4,280	5	–	5
CNY-CNREPOFIX	2.50%	Quarterly	09/15/2023	CNY	40,335	33	21	12
3.97%	USA-CPI-U	Annually	11/18/2023	USD	4,250	(1)	(15)	14
12.30	BZDIOVRA	Monthly	01/02/2024	BRL	8,800	37	4	33
EUR006M	.50%	Semi-Annually	03/16/2042	EUR	460	(6)	(17)	11
BZDIOVRA	11.814%	Monthly	01/02/2024	BRL	850	(2)	–	(2)
BZDIOVRA	11.905%	Monthly	01/02/2024	BRL	875	(2)	–	(2)
MXIBTIIE	7.20%	Monthly	03/13/2024	MXN	66,190	20	1	19
1.50%	KWCDC	Quarterly	03/16/2024	KRW	2,696,310	15	7	8
JIBA3M	5.65%	Quarterly	03/16/2024	ZAR	2,665	–	–	–
WIBR6M	3.15%	Semi-Annually	03/16/2024	PLN	4,914	21	1	20
7.2%	28-DAY MXN - TIIE	Monthly	07/17/2024	MXN	365,383	(83)	–	(83)
BZDIOVRA	12.185%	Monthly	01/02/2024	BRL	1,175	(4)	–	(4)
EUR006M	.50%	Semi-Annually	03/16/2052	EUR	360	(2)	(31)	29
						$512	$4	$508

A list of open OTC swap agreements held by the Fund at December 31, 2021 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Morgan Stanley	CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	$(440)	$86	$85	$1
Morgan Stanley	CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	(880)	171	168	3
							$257	$253	$4

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Depreciation (Thousands)
Citibank	0.07024%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	3,600	$(36)	$–	$(36)
Citibank	0.07024%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	4,300	(44)	2	(46)
Citibank	0.07024%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	4,628	(48)	2	(50)
JPMorgan Chase	0.07044%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	3,000	(30)	–	(30)
JPMorgan Chase	6.87%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	15,030	(174)	–	(174)
							$(332)	$4	$(336)

Percentages are based on Net Assets of $918,720 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $356,719 ($ Thousands), representing 38.8% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Perpetual security with no stated maturity date.
(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Securities considered restricted. The total market value of such securities as of December 31, 2021 was $456 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(K)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $2,473 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.
(L)	No rate available.
(M)	Refer to table below for details on Options Contracts.
(N)	Refer to table below for details on Swaption Contracts.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

ABS — Asset-Backed Security
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNY — Chinese Yuan Onshore
DAC — Designated Activity Company
EUR — Euro
EURIBOR — Euro InterBank Offered Rate
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonised index of consumer prices
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
OTC — Over-the-Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
Pty — Proprietary
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S&P— Standard & Poor's
SAR — Saudi Riyal
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
TIIE — Interbank Equilibrium Interest Rate
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	422,665	521	423,186
Loan Participations	–	148,113	3,081	151,194
Sovereign Debt	–	111,228	–	111,228
Common Stock	81,933	–	57	81,990
Mortgage-Backed Securities	–	58,778	–	58,778
Asset-Backed Securities	–	32,636	–	32,636
Preferred Stock	–	2,088	2,473	4,561
Convertible Bonds	–	4,290	–	4,290
Municipal Bond	–	283	–	283
U.S. Treasury Obligation	–	81	–	81
Warrants	–	59	–	59
Total Investments in Securities	81,933	780,221	6,132	868,286

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	196	–	–	196
Purchased Swaptions	–	13	–	13
Written Options	(3,521)	–	–	(3,521)
Written Swaptions	–	(3)	–	(3)
Futures Contracts*
Unrealized Appreciation	1,326	–	–	1,326
Unrealized Depreciation	(562)	–	–	(562)
Forwards Contracts*
Unrealized Appreciation	–	1,040	–	1,040
Unrealized Depreciation	–	(863)	–	(863)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	4	–	4
Interest Rate Swaps*
Unrealized Depreciation	–	(336)	–	(336)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	738	–	738
Unrealized Depreciation	–	(230)	–	(230)
Credit Default Swaps*
Unrealized Appreciation	–	1,410	–	1,410
Unrealized Depreciation	–	(44)	–	(44)
Total Other Financial Instruments	(2,561)	1,729	–	(832)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

38

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Income Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Common Stock	Investments in Preferred Stock
Balance as of October 1, 2021	$522	$760	$57	$2,332
Accrued discounts/premiums	–	–	–	–
Realized gain/(loss)	–	–	–	–
Change in unrealized appreciation/(depreciation)	(1)	–	–	–
Purchases	–	–	–	141
Sales	–	–	–	–
Net transfer into Level 3	–	2,321	–	–
Net transfer out of Level 3	–	–	–	–
Ending Balance as of December 31, 2021	$521	$3,081	$57	$2,473
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1)	$15	$–	$–

For the period ended December 31, 2021, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

39

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 59.6%
U.S. Treasury Bills
0.047%, 04/21/2022 (A)(B)	$400	$400
0.046%, 01/11/2022 (A)(B)	14,000	14,000
0.037%, 01/25/2022 (A)(B)	8,000	8,000
0.036%, 03/24/2022 (A)(B)	400	400
0.033%, 01/27/2022 (A)(B)	18,250	18,249
0.032%, 02/01/2022 (A)(B)	13,000	13,000
0.031%, 02/17/2022 (A)(B)	500	500
0.025%, 01/20/2022 (A)(B)	11,000	11,000
0.024%, 01/18/2022 (A)(B)	7,500	7,500
U.S. Treasury Inflation Protected Securities
2.000%, 01/15/2026	2,111	2,442
0.625%, 04/15/2023	10,533	11,011
0.625%, 01/15/2024	38,053	40,494
0.625%, 01/15/2026	18,081	19,857
0.375%, 07/15/2023	25,837	27,165
0.375%, 07/15/2025	52,877	57,428
0.375%, 01/15/2027	41,395	45,528
0.250%, 01/15/2025	41,747	44,724
0.125%, 01/15/2023	21,197	21,890
0.125%, 07/15/2024	11,904	12,689
0.125%, 10/15/2024	46,663	49,838
0.125%, 10/15/2025	31,889	34,375
0.125%, 07/15/2026	18,675	20,274
0.125%, 01/15/2031	1,175	1,315
0.125%, 07/15/2031	3,517	3,953
U.S. Treasury Notes
0.139%, VAR US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (A)	1,800	1,800
0.125%, 04/30/2023 (A)	400	398
0.125%, VAR US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 (A)	5,000	5,001
0.124%, VAR US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 (A)	9,600	9,600
0.119%, VAR US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (A)	19,400	19,403

Total U.S. Treasury Obligations
(Cost $489,389) ($ Thousands)		502,234

	Shares
COMMON STOCK — 30.2%

Communication Services — 2.3%
Activision Blizzard Inc	5,147	342
Alphabet Inc, Cl A *	835	2,419
Alphabet Inc, Cl C *	791	2,289
AMC Entertainment Holdings, Cl A *	3,400	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AT&T Inc	111,647	$2,747
Bandwidth Inc, Cl A *	400	29
Cogent Communications Holdings Inc	800	58
Electronic Arts Inc	1,776	234
Iridium Communications Inc *	1,321	54
Liberty Media Corp-Liberty Formula One, Cl C *	1,100	70
Live Nation Entertainment Inc *	700	84
Lumen Technologies Inc	16,071	202
Madison Square Garden Entertainment Corp *	378	27
Madison Square Garden Sports Corp *	173	30
Match Group Inc *	647	86
Meta Platforms Inc, Cl A *	6,942	2,335
Netflix Inc *	2,742	1,652
Pinterest Inc, Cl A *	1,721	63
Roku Inc, Cl A *	651	149
Spotify Technology SA *	817	191
Take-Two Interactive Software Inc, Cl A *	700	124
T-Mobile US Inc *	9,335	1,083
Twitter Inc *	2,187	94
Verizon Communications Inc	63,514	3,300
Walt Disney Co/The *	11,467	1,776
Zynga Inc, Cl A *	3,891	25

		19,555
Consumer Staples — 7.9%
22nd Century Group *	10,700	33
Albertsons Cos Inc, Cl A	4,400	133
Altria Group Inc	48,131	2,281
Andersons Inc/The	1,700	66
Archer-Daniels-Midland Co	13,900	940
B&G Foods Inc, Cl A	1,029	32
Beauty Health *	2,900	70
Beyond Meat Inc *	1,400	91
BJ's Wholesale Club Holdings Inc *	3,900	261
Boston Beer Co Inc/The, Cl A *	250	126
Brown-Forman Corp, Cl A	1,128	76
Brown-Forman Corp, Cl B	4,717	344
Bunge Ltd	3,536	330
Cal-Maine Foods Inc	1,150	43
Campbell Soup Co	5,896	256
Casey's General Stores Inc	897	177
Celsius Holdings Inc *	1,500	112
Central Garden & Pet Co, Cl A *	1,700	81
Church & Dwight Co Inc	6,379	654
Clorox Co/The	3,114	543
Coca-Cola Co/The	99,978	5,920
Coca-Cola Consolidated Inc	160	99
Colgate-Palmolive Co	21,523	1,837
Conagra Brands Inc	13,086	447
Constellation Brands Inc, Cl A	4,021	1,009

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costco Wholesale Corp	11,228	$6,374
Coty Inc, Cl A *	10,465	110
Darling Ingredients Inc *	4,236	294
Edgewell Personal Care Co	634	29
elf Beauty Inc *	2,200	73
Energizer Holdings Inc	2,113	85
Estee Lauder Cos Inc/The, Cl A	6,003	2,222
Flowers Foods Inc	5,007	138
Freshpet Inc *	1,200	114
General Mills Inc	15,595	1,051
Grocery Outlet Holding Corp *	2,000	57
Hain Celestial Group Inc/The *	2,234	95
Herbalife Nutrition Ltd *	2,408	99
Hershey Co/The	3,694	715
Hormel Foods Corp	7,739	378
Hostess Brands Inc, Cl A *	3,770	77
Ingredion Inc	1,882	182
Inter Parfums Inc	400	43
J & J Snack Foods Corp	227	36
J M Smucker Co/The	2,814	382
John B Sanfilippo & Son Inc	500	45
Kellogg Co	6,912	445
Keurig Dr Pepper Inc	17,946	662
Kimberly-Clark Corp	8,758	1,252
Kraft Heinz Co/The	16,918	607
Kroger Co/The	18,936	857
Lamb Weston Holdings Inc	4,105	260
Lancaster Colony Corp	550	91
McCormick & Co Inc/MD	6,446	623
Medifast Inc	354	74
Molson Coors Beverage Co, Cl B	4,474	207
Mondelez International Inc, Cl A	35,504	2,354
Monster Beverage Corp *	9,321	895
National Beverage Corp, Cl A	600	27
Nu Skin Enterprises Inc, Cl A	1,143	58
PepsiCo Inc	34,892	6,061
Performance Food Group Co *	4,595	211
Philip Morris International Inc	40,289	3,827
Pilgrim's Pride Corp *	1,078	30
Post Holdings Inc *	1,772	200
PriceSmart Inc	600	44
Primo Water Corp (C)	4,125	73
Procter & Gamble Co/The	61,714	10,095
Reynolds Consumer Products Inc	1,500	47
Sanderson Farms Inc	601	115
Seaboard Corp	7	28
Simply Good Foods Co/The *	1,900	79
Spectrum Brands Holdings Inc	1,066	108
Sprouts Farmers Market Inc *	3,028	90
Sysco Corp, Cl A	12,329	968
TreeHouse Foods Inc *	1,231	50
Tyson Foods Inc, Cl A	7,658	667

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Natural Foods Inc *	1,600	$79
US Foods Holding Corp *	5,956	207
USANA Health Sciences Inc *	500	51
Vector Group Ltd	1,429	16
Walgreens Boots Alliance Inc	18,215	950
Walmart Inc	36,328	5,256
WD-40 Co	361	88

		66,312
Energy — 7.3%
Antero Midstream Corp	15,600	151
Antero Resources Corp *	14,847	260
APA Corp	18,448	496
Arch Resources Inc	700	64
Archrock Inc	9,200	69
Aspen Aerogels Inc *	1,400	70
Baker Hughes Co, Cl A	34,710	835
Brigham Minerals Inc, Cl A	1,483	31
Bristow Group Inc *	1,600	51
Cactus Inc, Cl A	2,400	91
California Resources	4,500	192
Callon Petroleum *	1,900	90
Centennial Resource Development Inc/DE, Cl A *	9,000	54
Centrus Energy Corp, Cl A *	900	45
ChampionX Corp *	9,838	199
Cheniere Energy Inc	11,232	1,139
Chesapeake Energy Corp	5,000	323
Chevron Corp	92,709	10,880
Civitas Resources	2,807	137
Clean Energy Fuels Corp *	7,200	44
CNX Resources Corp *	11,260	155
Comstock Resources *	3,200	26
ConocoPhillips	65,402	4,721
CONSOL Energy Inc *	1,900	43
Continental Resources Inc/OK, Cl A	2,993	134
Coterra Energy Inc	39,458	750
Crescent Energy, Cl A	2,300	29
Delek US Holdings Inc *	3,533	53
Denbury *	2,700	207
Devon Energy Corp	33,448	1,473
DHT Holdings Inc	8,700	45
Diamondback Energy Inc, Cl A	8,578	925
DMC Global Inc *	1,200	47
Dorian LPG Ltd	3,800	48
Dril-Quip Inc *	2,488	49
DT Midstream Inc	5,216	250
Energy Fuels Inc/Canada *	7,500	57
EOG Resources Inc	28,098	2,496
EQT Corp	15,698	342
Equitrans Midstream Corp	21,222	219
Expro Group Holdings *	2,200	32

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	205,769	$12,591
Frontline Ltd	7,686	54
Gevo *	11,600	50
Golar LNG Ltd *	5,677	70
Green Plains Inc *	1,900	66
Halliburton Co	42,569	974
Helix Energy Solutions Group Inc *	6,412	20
Helmerich & Payne Inc	6,538	155
Hess Corp	13,120	971
HollyFrontier Corp	6,831	224
International Seaways Inc	2,700	40
Kinder Morgan Inc	95,687	1,518
Kosmos Energy Ltd *	17,700	61
Laredo Petroleum *	600	36
Liberty Oilfield Services Inc, Cl A *	4,870	47
Magnolia Oil & Gas Corp, Cl A	7,409	140
Marathon Oil Corp	36,262	596
Marathon Petroleum Corp	30,704	1,965
Matador Resources Co	5,600	207
Murphy Oil Corp	7,823	204
Nabors Industries Ltd *	500	40
New Fortress Energy Inc, Cl A	1,700	41
NexTier Oilfield Solutions Inc *	9,300	33
Northern Oil and Gas	2,400	49
NOV Inc	22,223	301
Oasis Petroleum Inc	900	113
Occidental Petroleum Corp	39,809	1,154
Oceaneering International Inc, Cl A *	7,177	81
ONEOK Inc	21,254	1,249
Ovintiv Inc	12,370	417
Par Pacific Holdings Inc *	3,495	58
Patterson-UTI Energy Inc	11,759	99
PBF Energy Inc, Cl A *	5,520	72
PDC Energy Inc, Cl A	4,514	220
Peabody Energy Corp *	4,200	42
Phillips 66	21,174	1,534
Pioneer Natural Resources Co	10,572	1,923
ProPetro Holding Corp *	2,694	22
Range Resources Corp *	12,957	231
Renewable Energy Group Inc *	1,700	72
REX American Resources Corp *	307	29
Schlumberger NV, Cl A	67,198	2,013
Scorpio Tankers Inc	3,188	41
SFL Corp Ltd	5,683	46
SM Energy Co	6,400	189
Southwestern Energy Co *	38,222	178
Targa Resources Corp	10,559	552
Tellurian *	17,300	53
Texas Pacific Land Corp	300	375
Uranium Energy *	16,300	55
US Silica Holdings Inc *	4,400	41
Valero Energy Corp	19,147	1,438

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whiting Petroleum Corp *	2,300	$149
Williams Cos Inc/The	60,544	1,577
World Fuel Services Corp	3,440	91

		61,889
Health Care — 5.9%
10X Genomics Inc, Cl A *	922	137
Abbott Laboratories	14,102	1,985
AbbVie Inc	14,191	1,922
ABIOMED Inc *	324	116
Acadia Healthcare Co Inc, Cl A *	1,266	77
ACADIA Pharmaceuticals Inc *	3,200	75
Adaptive Biotechnologies Corp *	1,146	32
Agilent Technologies Inc	2,398	383
Agios Pharmaceuticals Inc *	800	26
Align Technology Inc *	681	448
Allakos Inc *	300	3
Alnylam Pharmaceuticals Inc *	1,073	182
Amedisys Inc *	200	32
AmerisourceBergen Corp, Cl A	1,333	177
Amgen Inc, Cl A	4,680	1,053
Amicus Therapeutics Inc *	3,023	35
AMN Healthcare Services Inc *	600	73
Amphastar Pharmaceuticals Inc *	1,493	35
Anthem Inc	1,963	910
Apellis Pharmaceuticals *	1,200	57
Apollo Medical Holdings Inc *	500	37
Arena Pharmaceuticals Inc *	1,141	106
Arrowhead Pharmaceuticals Inc *	926	61
Arvinas Inc *	600	49
Avanos Medical Inc *	858	30
Avantor Inc *	5,306	224
Baxter International Inc	4,157	357
Beam Therapeutics *	400	32
Becton Dickinson and Co	2,535	638
Biogen Inc *	1,192	286
Biohaven Pharmaceutical Holding Co Ltd *	500	69
BioMarin Pharmaceutical Inc *	1,543	136
Bio-Rad Laboratories Inc, Cl A *	142	107
Bio-Techne Corp	328	170
Bioxcel Therapeutics Inc *	1,100	22
Blueprint Medicines Corp *	540	58
Boston Scientific Corp *	12,493	531
Bridgebio Pharma Inc *	1,050	18
Bristol-Myers Squibb Co	18,057	1,126
Bruker Corp	1,024	86
Cardinal Health Inc	2,475	127
CareDx Inc *	600	27
Cassava Sciences Inc *	600	26
Catalent Inc *	1,429	183
Centene Corp *	4,650	383
Cerner Corp	2,781	258

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Change Healthcare Inc *	1,100	$24
Charles River Laboratories International Inc *	453	171
Chemed Corp	150	79
Cigna Corp	2,821	648
CONMED Corp	400	57
Cooper Cos Inc/The, Cl A	372	156
CorVel Corp *	300	62
Covetrus Inc *	1,935	39
CVS Health Corp	10,478	1,081
Cytokinetics Inc *	1,200	55
Danaher Corp, Cl A	5,137	1,690
DaVita Inc *	658	75
Denali Therapeutics Inc *	800	36
DENTSPLY SIRONA Inc	1,904	106
Dexcom Inc *	807	433
Editas Medicine Inc, Cl A *	800	21
Edwards Lifesciences Corp, Cl A *	6,241	809
Elanco Animal Health Inc *	4,300	122
Eli Lilly & Co	6,922	1,912
Emergent BioSolutions Inc *	700	30
Enanta Pharmaceuticals Inc *	500	37
Encompass Health Corp	978	64
Ensign Group Inc/The	379	32
Envista Holdings Corp *	1,700	77
Exact Sciences Corp *	1,839	143
Exelixis Inc *	2,304	42
Fate Therapeutics Inc *	800	47
Gilead Sciences Inc	10,594	769
Globus Medical Inc, Cl A *	900	65
Guardant Health Inc *	534	53
Haemonetics Corp *	628	33
Halozyme Therapeutics Inc *	1,268	51
HCA Healthcare Inc	2,059	529
Health Catalyst Inc *	1,000	40
HealthEquity Inc *	600	27
HealthStream Inc *	1,500	40
Henry Schein Inc *	1,103	86
Hologic Inc *	1,817	139
Humana Inc	1,056	490
iBio *	39,000	21
ICU Medical Inc *	224	53
IDEXX Laboratories Inc *	676	445
Illumina Inc *	1,193	454
Inari Medical Inc *	600	55
Incyte Corp *	1,843	135
Insmed Inc *	855	23
Inspire Medical Systems Inc *	300	69
Insulet Corp *	510	136
Integer Holdings Corp *	500	43
Integra LifeSciences Holdings Corp *	728	49
Intellia Therapeutics Inc *	400	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intra-Cellular Therapies Inc, Cl A *	1,200	$63
Intuitive Surgical Inc *	2,799	1,006
Invitae Corp *	648	10
Ionis Pharmaceuticals Inc *	1,376	42
Iovance Biotherapeutics Inc *	1,500	29
IQVIA Holdings Inc *	1,482	418
iRhythm Technologies Inc *	500	59
Ironwood Pharmaceuticals Inc, Cl A *	2,400	28
Johnson & Johnson	21,669	3,707
Karuna Therapeutics Inc *	100	13
Kodiak Sciences Inc *	400	34
Laboratory Corp of America Holdings *	833	262
LHC Group Inc *	400	55
Ligand Pharmaceuticals Inc *	278	43
Maravai LifeSciences Holdings Inc, Cl A *	600	25
Masimo Corp *	492	144
McKesson Corp	1,139	283
Medpace Holdings Inc *	300	65
Merck & Co Inc	19,793	1,517
Merit Medical Systems Inc *	600	37
Mesa Laboratories Inc	102	33
Mettler-Toledo International Inc *	198	336
Mirati Therapeutics Inc *	366	54
Moderna Inc *	2,909	739
ModivCare Inc *	205	30
Molina Healthcare Inc *	438	139
Natera Inc *	641	60
Nektar Therapeutics, Cl A *	2,584	35
Neogen Corp, Cl B *	938	43
NeoGenomics Inc *	1,022	35
Neurocrine Biosciences Inc *	928	79
Nevro Corp *	200	16
NextGen Healthcare Inc *	3,016	54
Novavax Inc *	538	77
Novocure Ltd *	900	68
NuVasive Inc *	600	31
Oak Street Health Inc *	800	27
Omnicell Inc *	350	63
Option Care Health Inc *	2,300	65
Organon & Co	2,239	68
Owens & Minor Inc	1,200	52
Pacific Biosciences of California Inc *	1,400	29
Pacira BioSciences Inc *	800	48
Patterson Cos Inc	777	23
Penumbra Inc *	250	72
PerkinElmer Inc	1,022	205
Pfizer Inc	44,235	2,612
Phreesia *	800	33
Premier Inc, Cl A	600	25
Progyny Inc *	1,000	50
PTC Therapeutics *	800	32
QIAGEN NV *	2,604	145

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	933	$161
Quidel Corp *	200	27
Reata Pharmaceuticals Inc, Cl A *	300	8
Regeneron Pharmaceuticals Inc *	823	520
Repligen Corp *	488	129
ResMed Inc	1,014	264
Sage Therapeutics Inc *	897	38
Sarepta Therapeutics Inc *	609	55
Scholar Rock Holding Corp *	1,000	25
Seagen Inc *	1,352	209
Select Medical Holdings Corp	1,400	41
Shockwave Medical Inc *	300	53
STAAR Surgical Co *	180	16
Stryker Corp	2,831	757
Syneos Health Inc, Cl A *	1,173	120
Tandem Diabetes Care Inc *	400	60
Teladoc Health Inc *	1,461	134
Teleflex Inc	392	129
Tenet Healthcare Corp *	1,100	90
TG Therapeutics Inc *	1,500	29
Thermo Fisher Scientific Inc	3,227	2,153
Twist Bioscience Corp *	400	31
Ultragenyx Pharmaceutical Inc *	476	40
United Therapeutics Corp *	461	100
UnitedHealth Group Inc	7,640	3,836
Universal Health Services Inc, Cl B	498	65
Veeva Systems Inc, Cl A *	1,070	273
Veracyte Inc *	1,100	45
Vertex Pharmaceuticals Inc *	2,228	489
Viatris Inc, Cl W *	8,940	121
Vir Biotechnology *	800	33
Waters Corp *	501	187
West Pharmaceutical Services Inc	570	267
Xencor Inc *	1,609	65
Zentalis Pharmaceuticals *	600	50
Zimmer Biomet Holdings Inc	1,746	222
Zoetis Inc, Cl A	3,743	913

		49,778
Information Technology — 2.0%
Adobe Inc *	1,201	681
Akamai Technologies Inc *	600	70
Amdocs Ltd	953	71
ANSYS Inc *	154	62
Aspen Technology Inc *	476	72
Autodesk Inc, Cl A *	463	130
Automatic Data Processing Inc	1,240	306
Avalara Inc *	300	39
Bill.com Holdings Inc *	200	50
Black Knight Inc *	400	33
Block Inc, Cl A *	970	157
Bottomline Technologies DE Inc *	717	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadridge Financial Solutions Inc	400	$73
Cadence Design Systems Inc *	682	127
Cass Information Systems Inc	800	31
CDK Global Inc	1,165	49
Ceridian HCM Holding Inc *	600	63
Citrix Systems Inc	300	28
Cloudflare Inc, Cl A *	600	79
Cognizant Technology Solutions Corp, Cl A	1,545	137
CommVault Systems Inc *	400	28
Coupa Software Inc *	200	32
Crowdstrike Holdings Inc, Cl A *	500	102
Datadog Inc, Cl A *	675	120
DocuSign Inc, Cl A *	500	76
Dynatrace Inc *	900	54
Elastic NV *	300	37
EPAM Systems Inc *	102	68
Fidelity National Information Services Inc, Cl B	1,518	166
Fiserv Inc, Cl A *	1,600	166
Five9 Inc *	300	41
FleetCor Technologies Inc *	205	46
Fortinet Inc *	350	126
Gartner Inc *	300	100
Genpact Ltd	700	37
Global Payments Inc	862	117
Globant SA *	110	35
Guidewire Software Inc, Cl Z *	500	57
HubSpot Inc *	100	66
International Business Machines Corp	2,250	301
Intuit Inc	613	394
Jack Henry & Associates Inc	351	59
Manhattan Associates Inc *	314	49
Mastercard Inc, Cl A	2,202	791
Microsoft Corp	18,234	6,132
MicroStrategy Inc, Cl A *	55	30
MongoDB Inc, Cl A *	160	85
NortonLifeLock Inc	1,406	37
Nuance Communications Inc *	1,126	62
Okta Inc, Cl A *	300	67
Oracle Corp, Cl B	4,396	383
PagerDuty Inc *	1,465	51
Palantir Technologies Inc, Cl A *	3,800	69
Palo Alto Networks Inc *	296	165
Paychex Inc	1,075	147
Paycom Software Inc *	101	42
Paylocity Holding Corp *	200	47
PayPal Holdings Inc *	2,877	543
PTC Inc *	600	73
RingCentral Inc, Cl A *	200	37
salesforce.com Inc *	2,403	611
ServiceNow Inc *	482	313
Snowflake Inc, Cl A *	500	169

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Splunk Inc *	458	$53
SS&C Technologies Holdings Inc	560	46
Synopsys Inc *	361	133
Trade Desk Inc/The, Cl A *	1,000	92
Twilio Inc, Cl A *	400	105
Tyler Technologies Inc *	110	59
Unity Software Inc *	500	72
Verint Systems Inc *	600	32
VeriSign Inc *	300	76
Visa Inc, Cl A	4,187	907
VMware Inc, Cl A	573	66
Vonage Holdings Corp *	1,700	35
WEX Inc *	200	28
Workday Inc, Cl A *	451	123
Zendesk Inc *	700	73
Zoom Video Communications Inc, Cl A *	552	102
Zscaler Inc *	160	51

		16,482
Real Estate — 3.2%
Agree Realty Corp ‡	900	64
Alexandria Real Estate Equities Inc ‡	2,314	516
American Campus Communities Inc ‡	2,670	153
American Homes 4 Rent, Cl A ‡	5,294	231
American Tower Corp, Cl A ‡	6,827	1,997
Americold Realty Trust ‡	5,700	187
Apartment Income REIT Corp ‡	2,522	138
Apartment Investment and Management Co, Cl A ‡	3,422	26
Apple Hospitality Inc ‡	2,514	41
AvalonBay Communities Inc ‡	1,953	493
Boston Properties Inc ‡	2,432	280
Brandywine Realty Trust ‡	1,921	26
Brixmor Property Group Inc ‡	5,385	137
Broadstone Net Lease Inc, Cl A ‡	3,600	89
Camden Property Trust ‡	1,403	251
CareTrust REIT Inc ‡	2,600	59
CBRE Group Inc, Cl A *	5,176	562
Corporate Office Properties Trust ‡	1,815	51
Cousins Properties Inc ‡	2,828	114
Crown Castle International Corp ‡	6,504	1,358
CubeSmart ‡	3,181	181
CyrusOne Inc ‡	1,936	174
DiamondRock Hospitality Co *‡	6,600	63
Digital Realty Trust Inc, Cl A ‡	4,357	771
DigitalBridge Group *‡	8,366	70
Douglas Elliman ‡	715	8
Douglas Emmett Inc ‡	2,869	96
Duke Realty Corp ‡	6,165	405
EastGroup Properties Inc ‡	817	186
Empire State Realty Trust Inc, Cl A ‡	5,128	46
EPR Properties, Cl A ‡	1,053	50

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equinix Inc ‡	1,388	$1,174
Equity LifeStyle Properties Inc ‡	2,700	237
Equity Residential ‡	5,884	532
Essential Properties Realty Trust Inc ‡	1,802	52
Essex Property Trust Inc ‡	931	328
eXp World Holdings Inc ‡	500	17
Extra Space Storage Inc ‡	1,981	449
Federal Realty Investment Trust ‡	1,319	180
First Industrial Realty Trust Inc ‡	2,630	174
Forestar Group Inc *‡	2,200	48
Four Corners Property Trust Inc ‡	2,300	68
Franklin Street Properties Corp ‡	8,100	48
Gaming and Leisure Properties Inc ‡	3,901	190
Getty Realty Corp ‡	1,500	48
Global Net Lease Inc ‡	1,447	22
Healthcare Realty Trust Inc ‡	2,804	89
Healthcare Trust of America Inc, Cl A ‡	4,341	145
Healthpeak Properties Inc ‡	9,721	351
Highwoods Properties Inc ‡	2,151	96
Host Hotels & Resorts Inc *‡	10,788	188
Howard Hughes Corp/The *‡	1,009	103
Hudson Pacific Properties Inc ‡	2,482	61
Independence Realty Trust ‡	2,400	62
Industrial Logistics Properties Trust ‡	1,400	35
Innovative Industrial Properties Inc, Cl A ‡	300	79
Invitation Homes Inc ‡	9,712	440
Iron Mountain Inc ‡	4,836	253
JBG SMITH Properties ‡	2,100	60
Jones Lang LaSalle Inc *‡	824	222
Kennedy-Wilson Holdings Inc ‡	1,545	37
Kilroy Realty Corp ‡	1,928	128
Kimco Realty Corp ‡	8,281	204
Kite Realty Group Trust ‡	1,364	30
Lamar Advertising Co, Cl A ‡	1,184	144
Life Storage Inc ‡	1,450	222
LXP Industrial Trust, Cl B ‡	5,988	93
Macerich Co/The ‡	4,197	72
Marcus & Millichap Inc *‡	600	31
Medical Properties Trust Inc ‡	10,558	249
Mid-America Apartment Communities Inc ‡	1,719	394
Monmouth Real Estate Investment Corp, Cl A ‡	2,406	50
National Health Investors Inc ‡	941	54
National Retail Properties Inc ‡	3,300	159
National Storage Affiliates Trust ‡	1,843	127
Newmark Group Inc, Cl A ‡	3,459	65
Omega Healthcare Investors Inc ‡	3,974	117
Opendoor Technologies Inc *‡	8,400	123
Outfront Media Inc ‡	2,922	78
Park Hotels & Resorts Inc *‡	4,754	90
Pebblebrook Hotel Trust ‡	2,977	67
Physicians Realty Trust ‡	3,578	67

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PotlatchDeltic Corp ‡	1,163	$70
Prologis Inc ‡	11,495	1,935
PS Business Parks Inc ‡	302	56
Public Storage ‡	2,215	830
Rayonier Inc ‡	3,008	121
Realty Income Corp ‡	6,805	487
Redfin Corp *‡	1,609	62
Regency Centers Corp ‡	2,649	200
Retail Opportunity Investments Corp ‡	1,900	37
Rexford Industrial Realty Inc ‡	2,128	173
RLJ Lodging Trust ‡	4,599	64
Ryman Hospitality Properties Inc *‡	972	89
Sabra Health Care Inc ‡	3,595	49
Saul Centers Inc ‡	834	44
SBA Communications Corp, Cl A ‡	1,715	667
Service Properties Trust ‡	2,918	26
Simon Property Group Inc ‡	4,931	788
SITE Centers Corp ‡	3,200	51
SL Green Realty Corp ‡	953	68
Spirit Realty Capital Inc ‡	2,141	103
St Joe Co/The ‡	1,367	71
STAG Industrial Inc ‡	3,378	162
STORE Capital Corp ‡	5,355	184
Sun Communities Inc ‡	1,752	368
Sunstone Hotel Investors Inc *‡	6,306	74
Terreno Realty Corp ‡	1,178	100
UDR Inc ‡	4,288	257
Uniti Group Inc ‡	4,762	67
Universal Health Realty Income Trust ‡	400	24
Urban Edge Properties ‡	3,148	60
Ventas Inc ‡	6,283	321
Veris Residential ‡	3,324	61
VICI Properties Inc ‡	10,400	313
Vornado Realty Trust ‡	3,078	129
Welltower Inc ‡	7,156	614
Weyerhaeuser Co ‡	12,592	518
WP Carey Inc ‡	2,979	244
Xenia Hotels & Resorts Inc *‡	2,300	42
Zillow Group Inc, Cl A *‡	1,200	75
Zillow Group Inc, Cl C *‡	2,900	185

		26,964
Utilities — 1.6%
AES Corp/The	7,642	186
Alliant Energy Corp	2,728	168
Ameren Corp	2,854	254
American Electric Power Co Inc	5,679	505
American States Water Co	600	62
American Water Works Co Inc	2,159	408
Atmos Energy Corp	1,173	123
Black Hills Corp, Cl A	1,000	71
Brookfield Infrastructure, Cl A	655	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brookfield Renewable Corp, Cl A	1,400	$51
California Water Service Group, Cl A	400	29
CenterPoint Energy Inc	6,808	190
Clearway Energy Inc, Cl C	1,319	47
CMS Energy Corp	3,304	215
Consolidated Edison Inc	4,444	379
Dominion Energy Inc	9,407	739
DTE Energy Co	2,133	255
Duke Energy Corp	8,523	894
Edison International	3,980	272
Entergy Corp	2,193	247
Essential Utilities Inc	2,403	129
Evergy Inc	2,501	172
Eversource Energy	3,982	362
Exelon Corp	10,962	633
FirstEnergy Corp	7,022	292
Hawaiian Electric Industries Inc	1,328	55
IDACORP Inc, Cl A	700	79
MDU Resources Group Inc	3,045	94
MGE Energy Inc	600	49
Middlesex Water Co	300	36
National Fuel Gas Co	1,000	64
New Jersey Resources Corp	1,400	57
NextEra Energy Inc	21,744	2,030
NiSource Inc	4,246	117
NRG Energy Inc	3,305	142
OGE Energy Corp	1,715	66
ONE Gas Inc	494	38
Ormat Technologies Inc	400	32
PG&E Corp *	15,661	190
Pinnacle West Capital Corp	1,650	116
PNM Resources Inc	752	34
Portland General Electric Co	1,076	57
PPL Corp	9,216	277
Public Service Enterprise Group Inc	6,237	416
Sempra Energy	3,384	448
SJW Group	900	66
Southern Co/The	12,024	825
Sunnova Energy International Inc *	1,100	31
UGI Corp	1,847	85
Unitil Corp	600	28
Via Renewables Inc, Cl A	3,500	40
Vistra Corp	7,078	161
WEC Energy Group Inc	3,615	351
Xcel Energy Inc	5,774	391

		13,103
Total Common Stock
(Cost $152,594) ($ Thousands)		254,083

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 11.5%
Communication Services — 0.8%
AT&T
4.300%, 12/15/2042		$231	$261
3.500%, 09/15/2053		214	216
Baidu
3.425%, 04/07/2030		201	211
1.625%, 02/23/2027		385	374
Cable One
4.000%, 11/15/2030 (D)		387	379
CCO Holdings
4.500%, 08/15/2030 (D)		63	65
4.500%, 06/01/2033 (D)		219	224
DISH DBS
5.250%, 12/01/2026 (D)		1,007	1,023
Lorca Telecom Bondco SAU
4.000%, 09/18/2027	EUR	237	274
Lumen Technologies
4.500%, 01/15/2029 (D)		$596	577
Netflix
5.875%, 11/15/2028		812	976
Sirius XM Radio
4.000%, 07/15/2028 (D)		565	568
T-Mobile USA
3.400%, 10/15/2052 (D)		605	602
3.375%, 04/15/2029 (D)		73	74
2.875%, 02/15/2031		374	369
2.625%, 02/15/2029		123	121
Weibo
3.375%, 07/08/2030		1,395	1,381

			7,695

Consumer Discretionary — 1.6%
1011778 BC ULC / New Red Finance Inc
3.500%, 02/15/2029 (D)		813	804
Adient Global Holdings
3.500%, 08/15/2024	EUR	122	140
Advance Auto Parts
3.900%, 04/15/2030		$922	1,006
Alibaba Group Holding
2.125%, 02/09/2031		1,209	1,167
Altice Financing
3.000%, 01/15/2028	EUR	237	255
Booking Holdings
4.625%, 04/13/2030		$1,080	1,262
Carnival
4.000%, 08/01/2028 (D)		605	600
Clarios Global
4.375%, 05/15/2026 (D)	EUR	155	181
Expedia Group
6.250%, 05/01/2025 (D)		$24	27
4.625%, 08/01/2027		251	279

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
6.800%, 10/01/2027		$201	$247
6.125%, 10/01/2025		145	167
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	401
Harley-Davidson Financial Services
3.350%, 06/08/2025 (D)		1,308	1,370
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (D)		300	296
Las Vegas Sands
3.900%, 08/08/2029		722	727
Levi Strauss
3.500%, 03/01/2031 (D)		401	409
Marriott International
5.750%, 05/01/2025		68	77
Mattel
3.750%, 04/01/2029 (D)		226	234
MDC Holdings
6.000%, 01/15/2043		389	492
MercadoLibre
2.375%, 01/14/2026		200	194
Newell Brands
4.700%, 04/01/2026		236	257
Nissan Motor
4.345%, 09/17/2027 (D)		1,086	1,172
Nobel Bidco BV
3.125%, 06/15/2028	EUR	106	118
Ross Stores
4.700%, 04/15/2027		$842	951
Royal Caribbean Cruises
11.500%, 06/01/2025 (D)		343	384
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	280
Time Warner Cable
4.500%, 09/15/2042		$330	360
Wynn Macau
5.625%, 08/26/2028 (D)		348	322

			14,179

Consumer Staples — 0.9%
Albertsons
3.500%, 03/15/2029 (D)		408	409
Altria Group
4.800%, 02/14/2029		167	188
3.400%, 05/06/2030		745	771
BAT Capital
4.700%, 04/02/2027		475	522
2.726%, 03/25/2031		521	506
2.259%, 03/25/2028		1,337	1,303
BRF GmbH
4.350%, 09/29/2026		299	302

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cencosud
5.150%, 02/12/2025	$724	$782
InRetail Consumer
3.250%, 03/22/2028 (D)	321	318
Natura Cosmeticos
4.125%, 05/03/2028 (D)	322	316
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	5

		5,422

Energy — 1.2%
BP Capital Markets America
2.939%, 06/04/2051	1,261	1,210
Cenovus Energy
4.400%, 04/15/2029	1,334	1,476
4.250%, 04/15/2027	52	57
Continental Resources
2.268%, 11/15/2026 (D)	1,050	1,042
Enbridge Energy Partners
7.375%, 10/15/2045	688	1,073
Energy Transfer
6.250%, 04/15/2049	413	540
Eni
4.250%, 05/09/2029 (D)	900	1,012
Marathon Petroleum
6.500%, 03/01/2041	175	241
5.125%, 12/15/2026	227	258
Oleoducto Central
4.000%, 07/14/2027 (D)	438	436
ONEOK
6.350%, 01/15/2031	128	161
ONEOK Partners
6.125%, 02/01/2041	63	79
Petroleos Mexicanos MTN
6.750%, 09/21/2047	302	268
Tengizchevroil Finance International
3.250%, 08/15/2030 (D)	262	262
TransCanada PipeLines
6.100%, 06/01/2040	915	1,268
Transocean Poseidon
6.875%, 02/01/2027 (D)	294	284

		9,667

Financials — 3.8%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	269	293
Aircastle
5.250%, 08/11/2025 (D)	456	501
4.250%, 06/15/2026	62	66
4.125%, 05/01/2024	181	189
2.850%, 01/26/2028 (D)	904	909

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alleghany
3.625%, 05/15/2030	$931	$1,009
Aviation Capital Group
5.500%, 12/15/2024 (D)	455	498
4.875%, 10/01/2025 (D)	182	197
4.375%, 01/30/2024 (D)	161	169
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	165	169
1.950%, 01/30/2026 (D)	480	468
1.950%, 09/20/2026 (D)	153	149
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (D)	755	745
Banco Santander
7.500%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.989%(F)	600	645
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month + 4.174%(F)	362	396
6.300%, VAR ICE LIBOR USD 3 Month + 4.553%(F)	233	262
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	1,198	1,189
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%(F)	203	217
BNP Paribas
2.871%, VAR United States Secured Overnight Financing Rate + 1.387%, 04/19/2032 (D)	806	817
CDBL Funding 1 MTN
3.500%, 10/24/2027	620	647
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(F)	409	446
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(F)	756	771
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month + 4.068%(F)	311	320
4.075%, VAR ICE LIBOR USD 3 Month + 1.192%, 04/23/2029	334	368
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(F)	359	362
3.980%, VAR ICE LIBOR USD 3 Month + 1.338%, 03/20/2030	227	251

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.598%(D)(F)	$200	$216
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.600%(F)	645	682
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(D)(F)	365	394
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (D)	427	471
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (D)	798	812
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate + 2.581%, 11/26/2025	315	333
2.129%, VAR United States Secured Overnight Financing Rate + 1.870%, 11/24/2026	347	346
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/2028	475	497
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(F)	1,308	1,442
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(F)	247	262
Goldman Sachs Group
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(F)	328	333
2.615%, VAR United States Secured Overnight Financing Rate + 1.281%, 04/22/2032	805	811
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	238	234
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)	145	189
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month + 1.535%, 06/19/2029	555	622
4.292%, VAR ICE LIBOR USD 3 Month + 1.348%, 09/12/2026	261	282
ING Groep
1.726%, VAR United States Secured Overnight Financing Rate + 1.005%, 04/01/2027	1,191	1,183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
3.599%, VAR ICE LIBOR USD 3 Month + 3.470%(F)	$349	$351
2.580%, VAR United States Secured Overnight Financing Rate + 1.250%, 04/22/2032	805	815
JPMorgan Chase & Co
3.932%, VAR ICE LIBOR USD 3 Month + 3.800%(F)	289	289
3.534%, VAR ICE LIBOR USD 3 Month + 3.320%(F)	171	172
Lincoln National
4.200%, 03/15/2022	355	358
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	275	278
Morgan Stanley
3.734%, VAR ICE LIBOR USD 3 Month + 3.610%(F)	84	84
NatWest Group
2.544%, VAR ICE LIBOR USD 3 Month + 2.320%(F)	600	597
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (D)	251	10
Santander Holdings USA
4.400%, 07/13/2027	405	444
SLM
4.200%, 10/29/2025	699	731
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.723%(D)(F)	200	212
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(D)(F)	552	589
1.639%, VAR ICE LIBOR USD 3 Month + 1.510%(D)(F)	400	386
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049	600	671
Synchrony Financial
4.500%, 07/23/2025	548	592
2.875%, 10/28/2031	328	327
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(F)	829	926
UniCredit
3.127%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (D)	201	199

10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (D)		$517	$516
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month + 2.914%(F)		474	512
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month + 3.580%, 05/15/2053		258	267
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(F)		327	336
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026		433	441

			31,271

Health Care — 0.3%
Centene
2.625%, 08/01/2031		338	331
Cigna
4.375%, 10/15/2028		382	434
IQVIA
2.250%, 03/15/2029	EUR	200	227
Jazz Securities DAC
4.375%, 01/15/2029 (D)		$200	207
Mozart Debt Merger Sub
3.875%, 04/01/2029 (D)		610	608
Organon
2.875%, 04/30/2028	EUR	200	229
Takeda Pharmaceutical
4.400%, 11/26/2023		$820	868
Teva Pharmaceutical Finance Netherlands II BV
3.750%, 05/09/2027	EUR	200	226

			3,130

Industrials — 0.6%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$190	217
4.450%, 04/03/2026		173	188
2.450%, 10/29/2026		671	677
Air Lease
3.625%, 04/01/2027		40	42
2.100%, 09/01/2028		178	171
Air Lease MTN
2.875%, 01/15/2026		85	88
Alfa
5.250%, 03/25/2024 (D)		660	699
CITIC MTN
2.850%, 02/25/2030		343	349

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delta Air Lines
4.750%, 10/20/2028 (D)		$475	$519
4.500%, 10/20/2025 (D)		409	430
Deutsche Lufthansa MTN
3.000%, 05/29/2026	EUR	100	113
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (D)		$236	260
5.400%, 02/01/2027		670	698
ENA Master Trust
4.000%, 05/19/2048 (D)		272	273
Flowserve
2.800%, 01/15/2032		246	239
GFL Environmental
3.500%, 09/01/2028 (D)		375	369
IHS Markit
4.750%, 08/01/2028		35	40
4.250%, 05/01/2029		166	189
Lima Metro Line 2 Finance
5.875%, 07/05/2034		225	259
4.350%, 04/05/2036 (D)		220	232
Odebrecht Holdco Finance
3.478%, 09/10/2058 (B)(D)		294	2
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	147
TransDigm
6.250%, 03/15/2026 (D)		$405	421
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	147

			6,769

Information Technology — 0.9%
Broadcom
4.150%, 11/15/2030		811	900
4.110%, 09/15/2028		534	585
3.187%, 11/15/2036 (D)		448	447
3.137%, 11/15/2035 (D)		154	155
Infor
1.750%, 07/15/2025 (D)		340	338
Kyndryl Holdings
2.050%, 10/15/2026 (D)		631	614
Micron Technology
4.185%, 02/15/2027		624	683
NXP BV
5.550%, 12/01/2028 (D)		317	380
Playtech
4.250%, 03/07/2026	EUR	200	232
Prosus
3.680%, 01/21/2030 (D)		$569	586
SK Hynix
2.375%, 01/19/2031 (D)		290	279
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	414

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.390%, 06/03/2030		$320	$313
1.810%, 01/26/2026 (D)		649	648
Western Digital
2.850%, 02/01/2029		132	133

			6,707

Materials — 0.8%
Alpek
4.250%, 09/18/2029 (D)		203	216
3.250%, 02/25/2031 (D)		483	482
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (D)		538	532
Axalta Coating Systems
3.375%, 02/15/2029 (D)		648	627
Cemex
3.875%, 07/11/2031 (D)		610	608
CSN Resources
4.625%, 06/10/2031 (D)		291	277
GUSAP III
4.250%, 01/21/2030 (D)		675	716
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (D)		342	364
Industrias Penoles
4.750%, 08/06/2050 (D)		295	323
INEOS Quattro Finance 2
2.500%, 01/15/2026 (D)	EUR	333	376
Ingevity
3.875%, 11/01/2028 (D)		$537	523
Inversiones CMPC
4.375%, 05/15/2023		389	401
Suzano Austria GmbH
3.750%, 01/15/2031		173	176
2.500%, 09/15/2028		923	891
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)		170	164
Yamana
2.630%, 08/15/2031 (D)		697	669

			7,345

Real Estate — 0.1%
Host Hotels & Resorts
4.000%, 06/15/2025		434	460
3.500%, 09/15/2030		142	146
2.900%, 12/15/2031		236	227
Vornado Realty
2.150%, 06/01/2026		403	403

			1,236

Telecommunication Services — 0.0%
Altice France
3.375%, 01/15/2028	EUR	117	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	$304	$316
Chile Electricity PEC
3.011%, 01/25/2028 (B)(D)	523	426
Comision Federal de Electricidad
3.348%, 02/09/2031 (D)	687	672
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	407
Engie Energia Chile
3.400%, 01/28/2030	390	395
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	75
Vistra
7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(D)(F)	286	290
Vistra Operations
4.375%, 05/01/2029 (D)	605	606

		3,187

Total Corporate Obligations
(Cost $95,780) ($ Thousands)		96,737

MORTGAGE-BACKED SECURITIES — 8.2%
Agency Mortgage-Backed Obligations — 2.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.040%, 06/15/2047(G)	1,361	252
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.998%, 06/25/2050(G)	2,984	475
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050(G)	1,911	325
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.050%, VAR SOFR30A + 2.000%, 01/25/2051(D)	144	143
FHLMC STACR Debt Notes, Ser 2017-DNA3, Cl M2
2.603%, VAR ICE LIBOR USD 1 Month + 2.500%, 03/25/2030	447	456
FHLMC STACR Debt Notes, Ser 2017-HQA2, Cl M2B
2.753%, VAR ICE LIBOR USD 1 Month + 2.650%, 12/25/2029	649	665
FHLMC STACR Debt Notes, Ser 2017-HQA2, Cl M2
2.753%, VAR ICE LIBOR USD 1 Month + 2.650%, 12/25/2029	223	229

12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.803%, VAR ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(D)	$271	$271
FHLMC STACR Remic Trust, Ser 2020-DNA5, Cl M2
2.850%, VAR SOFR30A + 2.800%, 10/25/2050(D)	524	528
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.700%, VAR SOFR30A + 1.650%, 01/25/2034(D)	298	299
FHLMC STACR Trust, Ser 2018-DNA3, Cl M2
2.203%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(D)	295	298
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.153%, VAR ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(D)	52	52
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.053%, VAR ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(D)	162	163
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.252%, VAR ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(D)	363	361
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.953%, VAR ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(D)	319	320
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.550%, VAR SOFR30A + 1.500%, 10/25/2041(D)	1,079	1,079
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
2.400%, VAR SOFR30A + 2.350%, 12/25/2041(D)	668	670
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M2
1.850%, VAR SOFR30A + 1.800%, 11/25/2041(D)	1,042	1,045
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
2.050%, VAR SOFR30A + 2.000%, 11/25/2041(D)	469	470
FNMA CMO, Ser 2011-131, Cl ST, IO
6.438%, 12/25/2041(G)	695	130
FNMA CMO, Ser 2014-17, Cl SA, IO
5.948%, 04/25/2044(G)	1,815	389
FNMA CMO, Ser 2014-78, Cl SE, IO
5.998%, 12/25/2044(G)	1,078	203
FNMA CMO, Ser 2016-77, Cl DS, IO
5.898%, 10/25/2046(G)	1,038	179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-62, Cl AS, IO
6.048%, 08/25/2047(G)	$1,249	$216
FNMA CMO, Ser 2017-81, Cl SA, IO
6.098%, 10/25/2047(G)	1,392	264
FNMA CMO, Ser 2017-97, Cl LS, IO
6.098%, 12/25/2047(G)	1,610	315
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050(G)	4,035	602
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.103%, VAR ICE LIBOR USD 1 Month + 4.000%, 05/25/2025	14	14
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.103%, VAR ICE LIBOR USD 1 Month + 4.000%, 05/25/2025	211	215
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.103%, VAR ICE LIBOR USD 1 Month + 5.000%, 07/25/2025	33	33
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.103%, VAR ICE LIBOR USD 1 Month + 5.000%, 07/25/2025	208	214
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.803%, VAR ICE LIBOR USD 1 Month + 5.700%, 04/25/2028	139	146
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.553%, VAR ICE LIBOR USD 1 Month + 4.450%, 01/25/2029	455	471
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.353%, VAR ICE LIBOR USD 1 Month + 4.250%, 04/25/2029	164	170
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.453%, VAR ICE LIBOR USD 1 Month + 4.350%, 05/25/2029	153	159
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
3.653%, VAR ICE LIBOR USD 1 Month + 3.550%, 07/25/2029	464	476
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
2.953%, VAR ICE LIBOR USD 1 Month + 2.850%, 11/25/2029	580	594
FNMA TBA
2.500%, 01/15/2051	11,616	11,851
GNMA CMO, Ser 2017-122, Cl SA, IO
6.096%, 08/20/2047(G)	871	183

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
6.096%, 09/20/2047(G)	$748	$119

		25,044
Non-Agency Mortgage-Backed Obligations — 5.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	52	45
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	268	202
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	197	140
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	118	106
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.110%, VAR ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(D)	526	526
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(D)(G)	365	332
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.110%, VAR ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(D)	1,610	1,605
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.250%, VAR ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(D)	779	781
BCP Trust, Ser 330N, Cl A
0.909%, VAR ICE LIBOR USD 1 Month + 0.799%, 06/15/2038(D)	152	150
Bellemeade Re, Ser 2018-3A, Cl M1B
1.953%, VAR ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(D)	311	311
Bellemeade Re, Ser 2019-1A, Cl M1B
1.852%, VAR ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(D)	592	592
Bellemeade Re, Ser 2019-2A, Cl M1C
2.102%, VAR ICE LIBOR USD 1 Month + 2.000%, 04/25/2029(D)	481	481
Bellemeade Re, Ser 2019-3A, Cl M1C
2.052%, VAR ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(D)	340	340
Bellemeade Re, Ser 2019-3A, Cl M1B
1.702%, VAR ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(D)	441	441
Bellemeade Re, Ser 2019-4A, Cl M1B
2.102%, VAR ICE LIBOR USD 1 Month + 2.000%, 10/25/2029(D)	675	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2020-2A, Cl M1B
3.292%, VAR ICE LIBOR USD 1 Month + 3.200%, 08/26/2030(D)	$55	$55
Bellemeade Re, Ser 2020-4A, Cl M2A
2.702%, VAR ICE LIBOR USD 1 Month + 2.600%, 06/25/2030(D)	55	55
Bellemeade Re, Ser 2021-1A, Cl M1C
3.000%, VAR SOFR30A + 2.950%, 03/25/2031(D)	437	448
Bellemeade Re, Ser 2021-2A, Cl M1B
1.550%, VAR SOFR30A + 1.500%, 06/25/2031(D)	704	703
BFLD Trust, Ser FPM, Cl A
1.710%, VAR ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(D)	1,189	1,188
BHMS, Ser 2018-ATLS, Cl A
1.360%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/15/2035(D)	774	774
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.260%, VAR ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(D)	656	647
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
2.010%, VAR ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(D)	162	160
BX Trust, Ser 2018-EXCL, Cl A
1.198%, VAR ICE LIBOR USD 1 Month + 1.088%, 09/15/2037(D)	787	783
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	704
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035(D)	915	933
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	97	64
Chase Mortgage Finance, Ser 2019-CL1, Cl M3
2.202%, VAR ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(D)	127	127
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	128	83
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	63	40
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.418%, 04/10/2046(D)(G)	343	348

14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	$980	$1,021
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	466
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	576
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050(G)	411	445
CLNY Trust, Ser 2019-IKPR, Cl D
2.135%, VAR ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(D)	680	675
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.987%, 07/10/2046(D)(G)	740	749
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	870	909
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	579
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	262
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(D)	73	73
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.502%, VAR ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(D)	97	97
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.403%, VAR ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(D)	53	54
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.253%, VAR ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(D)	29	29
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.202%, VAR ICE LIBOR USD 1 Month + 2.100%, 06/25/2039(D)	36	36
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.103%, VAR ICE LIBOR USD 1 Month + 2.000%, 07/25/2039(D)	21	21
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.202%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(D)	90	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.203%, VAR ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(D)	$203	$204
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.103%, VAR ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(D)	240	241
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
1.700%, VAR SOFR30A + 1.650%, 12/25/2041(D)	319	320
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	436	459
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,090	1,166
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.134%, VAR ICE LIBOR USD 1 Month + 1.030%, 12/19/2030(D)	761	759
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.482%, VAR ICE LIBOR USD 1 Month + 0.380%, 12/25/2036	360	166
Eagle RE, Ser 2020-1, Cl M1A
1.002%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(D)	790	786
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	132	84
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.158%, 08/10/2044(D)(G)	13	6
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.975%, 01/10/2047(D)(G)	679	112
GS Mortgage Securities Trust, Ser 2014-GC22, Cl A5
3.862%, 06/10/2047	789	830
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
1.310%, VAR ICE LIBOR USD 1 Month + 1.200%, 06/15/2038(D)	331	331
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.260%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2032(D)	450	449
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	26
2.435%, 08/17/2026	420	425

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.433%, 08/17/2026	$210	$207
Home RE, Ser 2020-1, Cl M1B
3.352%, VAR ICE LIBOR USD 1 Month + 3.250%, 10/25/2030(D)	520	522
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.602%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/25/2035	80	71
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	925	974
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.823%, 09/15/2047(G)	17,268	308
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	579
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,087	1,154
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.036%, 09/15/2050(G)	6	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	941
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(G)	125	56
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	829	838
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	965
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.060%, VAR ICE LIBOR USD 1 Month + 1.950%, 11/15/2026(D)	166	153
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	835	896
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.610%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(D)	313	313
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.102%, VAR ICE LIBOR USD 1 Month + 2.000%, 03/27/2024(D)	102	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.852%, VAR ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(D)	$409	$405
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.802%, VAR ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(D)	52	52
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.452%, VAR ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(D)	173	173
Radnor RE, Ser 2019-1, Cl M1B
2.053%, VAR ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(D)	423	423
Radnor RE, Ser 2019-2, Cl M1B
1.852%, VAR ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(D)	456	456
Radnor RE, Ser 2020-1, Cl M1A
1.052%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(D)	289	287
Radnor RE, Ser 2020-2, Cl M1C
4.702%, VAR ICE LIBOR USD 1 Month + 4.600%, 10/25/2030(D)	195	195
Traingle Re, Ser 2020-1, Cl M1B
4.002%, VAR ICE LIBOR USD 1 Month + 3.900%, 10/25/2030(D)	1,254	1,254
Traingle Re, Ser 2021-1, Cl M1B
3.102%, VAR ICE LIBOR USD 1 Month + 3.000%, 08/25/2033(D)	346	346
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,155	1,294
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	900	996
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051(G)	1,410	1,557
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	600
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	479	504
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.888%, 07/15/2048(G)	3,466	240
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.392%, 11/15/2049(G)	925	968

16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%, 01/15/2052	$106	$120
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.353%, VAR ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(D)	191	152
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.603%, VAR ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(D)	47	38

		44,424
Total Mortgage-Backed Securities
(Cost $68,955) ($ Thousands)		69,468

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
FFCB
0.510%, VAR US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022	1,200	1,204
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 05/08/2023	7,900	7,936
0.360%, VAR United States Secured Overnight Financing Rate + 0.310%, 11/07/2022	2,500	2,506
0.360%, VAR US Treasury 3 Month Bill Money Market Yield + 0.270%, 05/16/2022	3,000	3,003
0.300%, 09/01/2023	300	299
0.185%, VAR United States Secured Overnight Financing Rate + 0.135%, 11/06/2023	2,000	2,003
0.140%, VAR United States Secured Overnight Financing Rate + 0.090%, 09/23/2022	500	500
0.110%, VAR United States Secured Overnight Financing Rate + 0.060%, 01/13/2023	1,400	1,400
FHLB(A)
0.620%, 02/26/2026	200	196
FHLMC
0.400%, 05/24/2024	400	397
0.375%, 05/05/2023	1,000	998
0.375%, 07/21/2025	1,400	1,364

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN
0.240%, VAR United States Secured Overnight Financing Rate + 0.190%, 06/02/2022	$1,000	$1,001
0.200%, VAR United States Secured Overnight Financing Rate + 0.150%, 03/04/2022	2,000	2,000
0.180%, VAR United States Secured Overnight Financing Rate + 0.130%, 08/05/2022	2,600	2,602
FNMA
0.625%, 04/22/2025	1,300	1,282
0.500%, 06/17/2025	1,500	1,470
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 04/15/2022	2,100	2,102
0.410%, VAR United States Secured Overnight Financing Rate + 0.360%, 01/20/2022	2,300	2,301
0.400%, VAR United States Secured Overnight Financing Rate + 0.350%, 04/07/2022	3,800	3,804
0.375%, 06/14/2024	700	691
0.350%, VAR United States Secured Overnight Financing Rate + 0.300%, 01/27/2022	1,700	1,700
0.250%, 05/22/2023	1,500	1,494
0.250%, 07/10/2023	1,100	1,094
0.250%, 11/27/2023	100	99
0.160%, VAR United States Secured Overnight Financing Rate + 0.110%, 03/04/2022	1,000	1,000

Total U.S. Government Agency Obligations
(Cost $45,568) ($ Thousands)		44,446

ASSET-BACKED SECURITIES — 3.5%
Automotive — 0.7%

Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024(D)	930	965
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025(D)	1,080	1,139
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	358	353

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	$347	$347
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	441
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	347	345
First Investors Auto Owner Trust, Ser 2020-1A, Cl A
1.490%, 01/15/2025(D)	62	62
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	597
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	743	742
Santander Consumer Auto Receivables Trust, Ser 2021-CA, Cl B
1.440%, 04/17/2028(D)	391	391
		5,382

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(D)	437	438
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(D)	175	174
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	770	779
		1,391

Other Asset-Backed Securities — 2.6%

Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025(D)	552	553
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	284	284
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	330	329
AGL CLO 12, Ser 2021-12A, Cl A1
1.290%, VAR ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(D)	970	970
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A1
0.326%, 11/15/2022(D)	469	469

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	$185	$185
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
1.000%, 07/20/2034(D)(G)	589	589
Ballyrock CLO 15, Ser 2021-1A, Cl C
3.224%, VAR ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(D)	600	599
Ballyrock CLO 16, Ser 2021-16A, Cl A1
1.265%, VAR ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(D)	1,222	1,223
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	185	184
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	232	232
Conn's Receivables Funding, Ser 2021-A, Cl A
1.050%, 05/15/2026(D)	1,374	1,373
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	833
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(D)	462	464
Dryden 78 CLO, Ser 2020-78A, Cl C
2.072%, VAR ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(D)	620	624
Dryden 78 CLO, Ser 2020-78A, Cl D
3.122%, VAR ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(D)	320	321
Elevation CLO, Ser 2020-11A, Cl C
2.324%, VAR ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(D)	550	550
Elmwood CLO IX, Ser 2021-2A, Cl D
3.089%, VAR ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(D)	583	582
Flatiron CLO 21, Ser 2021-1A, Cl D
3.051%, VAR ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(D)	620	619
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	314	311
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(D)	651	651
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	387	426
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	270	283
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	850

18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR2, Cl C
1.390%, VAR ICE LIBOR USD 1 Month + 1.280%, 06/17/2037(D)	$228	$228
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.409%, VAR ICE LIBOR USD 1 Month + 1.300%, 07/17/2037(D)	100	100
Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	838	839
Magnetite XXVI, Ser 2021-26A, Cl A1R
1.210%, VAR ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(D)	1,127	1,132
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	482	479
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(D)	327	328
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	309	307
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
1.222%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(D)	1,141	1,140
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
1.242%, VAR ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(D)	690	690
OCP CLO, Ser 2021-18A, Cl AR
1.222%, VAR ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(D)	849	849
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	634
Rad CLO 7, Ser 2020-7A, Cl C
2.122%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(D)	280	281
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	704	698
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030(D)	181	181
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(D)	530	524
Voya CLO, Ser 2020-1A, Cl DR
2.974%, VAR ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(D)	250	249
		22,163

Total Asset-Backed Securities
(Cost $29,207) ($ Thousands)		28,936

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 0.7%

Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD	1,796	$1,687
Colombia Government International Bond
3.125%, 04/15/2031		$225	202
Dominican Republic International Bond
4.875%, 09/23/2032(D)		923	938
Egypt Government International Bond MTN
5.875%, 02/16/2031(D)		805	712
Financiera de Desarrollo
2.400%, 09/28/2027(D)		1,068	1,038
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	4,695	1,131
Oman Government International Bond
6.250%, 01/25/2031(D)		$253	276
4.875%, 02/01/2025		200	208
Qatar Government International Bond
3.400%, 04/16/2025(D)		298	316
Saudi Government International Bond MTN
2.900%, 10/22/2025(D)		544	570

Total Sovereign Debt
(Cost $6,003) ($ Thousands)			7,078

	Shares
FOREIGN COMMON STOCK — 0.3%

Ireland — 0.1%
Accenture PLC, Cl A		1,556	645

United Kingdom — 0.2%
Alkermes PLC *		2,600	61
Atlassian Corp PLC, Cl A *		300	114
Cushman & Wakefield PLC *‡		1,838	41
Horizon Therapeutics Plc *		1,828	197
Jazz Pharmaceuticals PLC *		529	67
LivaNova PLC *		557	49
Medtronic PLC		10,849	1,122
Perrigo Co PLC		430	17
Royalty Pharma PLC, Cl A		2,500	100
STERIS PLC		753	183

			1,951

Total Foreign Common Stock
(Cost $1,656) ($ Thousands)			2,596

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.2%
New York — 0.2%
City of New York, Ser D, GO
1.923%, 08/01/2031		535	524

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	$515	$518

		1,042

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	497	509

Total Municipal Bonds
(Cost $1,550) ($ Thousands)		1,551

Total Investments in Securities — 119.6%
(Cost $890,702) ($ Thousands)		$1,007,129

	Shares
COMMON STOCK SOLD SHORT— (13.0)%
Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,400)	(39)
Cable One Inc	(100)	(176)
Charter Communications Inc, Cl A *	(1,334)	(870)
Comcast Corp, Cl A	(43,789)	(2,204)
Discovery Inc, Cl A *	(2,000)	(47)
Discovery Inc, Cl C *	(3,000)	(69)
DISH Network Corp, Cl A *	(2,248)	(73)
Fox Corp	(1,500)	(55)
Interpublic Group of Cos Inc/The	(2,965)	(111)
Liberty Broadband Corp, Cl A *	(458)	(74)
Liberty Broadband Corp, Cl C *	(1,175)	(189)
Liberty Media Corp-Liberty SiriusXM *	(1,100)	(56)
Magnite Inc *	(500)	(9)
New York Times Co/The, Cl A	(2,500)	(121)
News Corp, Cl A	(5,900)	(132)
Nexstar Media Group Inc, Cl A	(154)	(23)
Omnicom Group Inc	(2,241)	(164)
Sirius XM Holdings Inc	(16,000)	(101)
TEGNA Inc	(2,800)	(52)
ViacomCBS Inc, Cl B	(5,020)	(151)

		(4,716)

Consumer Discretionary — (8.5)%
2U Inc *	(1,500)	(30)
Acushnet Holdings Corp	(600)	(32)
Advance Auto Parts Inc	(429)	(103)
Amazon.com Inc, Cl A *	(1,714)	(5,715)
American Axle & Manufacturing Holdings Inc *	(2,857)	(27)
American Eagle Outfitters Inc	(1,500)	(38)
Aramark	(4,648)	(171)
Asbury Automotive Group Inc *	(300)	(52)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
AutoNation Inc *	(500)	$(58)
AutoZone Inc *	(162)	(340)
Bally's Corp *	(1,000)	(38)
Bath & Body Works Inc	(1,981)	(138)
Best Buy Co Inc	(2,199)	(223)
Bloomin' Brands Inc *	(2,200)	(46)
Booking Holdings Inc *	(802)	(1,924)
BorgWarner Inc	(10,263)	(463)
Boyd Gaming Corp	(1,781)	(117)
Bright Horizons Family Solutions Inc *	(1,290)	(162)
Brinker International Inc *	(1,041)	(38)
Brunswick Corp/DE	(2,477)	(250)
Burlington Stores Inc *	(663)	(193)
Caesars Entertainment Inc *	(3,999)	(374)
Callaway Golf Co *	(3,233)	(89)
Capri Holdings Ltd *	(3,856)	(250)
CarMax Inc *	(1,117)	(145)
Carnival Corp *	(17,371)	(349)
Carter's Inc	(1,151)	(116)
Carvana Co, Cl A *	(612)	(142)
Cavco Industries Inc *	(256)	(81)
Century Communities Inc	(1,241)	(101)
Cheesecake Factory Inc/The *	(800)	(31)
Chegg Inc *	(2,800)	(86)
Chipotle Mexican Grill Inc, Cl A *	(541)	(946)
Choice Hotels International Inc	(998)	(156)
Churchill Downs Inc	(900)	(217)
Columbia Sportswear Co	(800)	(78)
Coursera *	(1,600)	(39)
Cracker Barrel Old Country Store Inc	(300)	(39)
Crocs Inc *	(1,714)	(220)
Dana Inc	(5,823)	(133)
Darden Restaurants Inc	(2,360)	(356)
Dave & Buster's Entertainment Inc *	(1,100)	(42)
Deckers Outdoor Corp *	(754)	(276)
Dick's Sporting Goods Inc	(600)	(69)
Dollar General Corp	(1,888)	(445)
Dollar Tree Inc *	(2,064)	(290)
Domino's Pizza Inc	(729)	(411)
DoorDash Inc, Cl A *	(1,000)	(149)
Dorman Products Inc *	(1,352)	(153)
DR Horton Inc	(9,059)	(982)
DraftKings Inc, Cl A *	(5,400)	(148)
eBay Inc	(5,045)	(335)
Etsy Inc *	(1,000)	(219)
Everi Holdings Inc *	(2,000)	(43)
Expedia Group Inc *	(2,667)	(482)
Fisker Inc *	(5,600)	(88)
Five Below Inc *	(500)	(103)
Floor & Decor Holdings Inc, Cl A *	(600)	(78)
Foot Locker Inc, Cl A	(1,300)	(57)
Ford Motor Co	(160,692)	(3,338)

20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Fox Factory Holding Corp *	(1,722)	$(293)
Frontdoor Inc *	(1,400)	(51)
GameStop Corp, Cl A *	(400)	(59)
Gap Inc/The	(2,100)	(37)
Garmin Ltd	(4,499)	(613)
General Motors Co *	(57,274)	(3,358)
Gentex Corp	(10,188)	(355)
Gentherm Inc *	(1,500)	(130)
Genuine Parts Co	(1,535)	(215)
G-III Apparel Group Ltd *	(900)	(25)
Goodyear Tire & Rubber Co/The *	(13,104)	(279)
Grand Canyon Education Inc *	(455)	(39)
Group 1 Automotive Inc	(300)	(59)
H&R Block Inc	(3,400)	(80)
Hanesbrands Inc	(9,891)	(165)
Harley-Davidson Inc, Cl A	(6,277)	(237)
Hasbro Inc	(4,010)	(408)
Helen of Troy Ltd *	(864)	(211)
Hilton Grand Vacations Inc *	(1,900)	(99)
Hilton Worldwide Holdings Inc *	(5,311)	(828)
Home Depot Inc/The	(8,179)	(3,394)
Houghton Mifflin Harcourt Co *	(3,700)	(60)
Hyatt Hotels Corp, Cl A *	(900)	(86)
Installed Building Products Inc	(478)	(67)
International Game Technology PLC	(1,900)	(55)
iRobot *	(647)	(43)
Jack in the Box Inc	(613)	(54)
KB Home	(3,035)	(136)
Kohl's Corp	(1,500)	(74)
Kontoor Brands Inc	(1,300)	(67)
Las Vegas Sands Corp *	(6,459)	(243)
La-Z-Boy Inc, Cl Z	(377)	(14)
LCI Industries	(1,212)	(189)
Lear Corp	(2,564)	(469)
Leggett & Platt Inc	(4,576)	(188)
Lennar Corp, Cl A	(7,401)	(860)
Lennar Corp, Cl B	(600)	(57)
LGI Homes Inc *	(672)	(104)
Lithia Motors Inc, Cl A	(200)	(59)
LKQ Corp	(2,705)	(162)
Lowe's Cos Inc	(5,396)	(1,395)
Lululemon Athletica Inc *	(2,882)	(1,128)
M/I Homes Inc *	(738)	(46)
Macy's Inc	(2,700)	(71)
Malibu Boats Inc, Cl A *	(400)	(27)
Marriott International Inc/MD, Cl A *	(4,941)	(816)
Marriott Vacations Worldwide Corp	(770)	(130)
Mattel Inc *	(10,069)	(217)
McDonald's Corp	(14,594)	(3,912)
MDC Holdings Inc	(2,585)	(144)
Meritage Homes Corp *	(1,203)	(147)
MGM Resorts International	(7,287)	(327)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Mohawk Industries Inc *	(1,666)	$(304)
National Vision Holdings *	(900)	(43)
Newell Brands Inc, Cl B	(10,737)	(234)
NIKE Inc, Cl B	(32,711)	(5,452)
Nordstrom Inc *	(1,500)	(34)
Norwegian Cruise Line Holdings Ltd *	(7,738)	(160)
NVR Inc *	(90)	(532)
Ollie's Bargain Outlet Holdings Inc *	(522)	(27)
O'Reilly Automotive Inc *	(532)	(376)
Overstock.com *	(100)	(6)
Oxford Industries Inc, Cl A	(500)	(51)
Papa John's International Inc, Cl A	(538)	(72)
Patrick Industries Inc	(1,000)	(81)
Peloton Interactive Inc, Cl A *	(7,861)	(281)
Penn National Gaming Inc *	(3,039)	(158)
Penske Automotive Group Inc, Cl A	(600)	(64)
Planet Fitness Inc, Cl A *	(1,799)	(163)
Polaris Inc	(1,713)	(188)
Pool Corp	(390)	(221)
PulteGroup Inc	(7,936)	(454)
Purple Innovation Inc, Cl A *	(2,400)	(32)
PVH Corp	(2,163)	(231)
QuantumScape Corp, Cl A *	(8,400)	(186)
Qurate Retail Inc	(1,700)	(13)
Ralph Lauren Corp, Cl A	(1,250)	(149)
Red Rock Resorts Inc, Cl A	(1,200)	(66)
Rent-A-Center Inc/TX	(900)	(43)
RH *	(160)	(86)
Ross Stores Inc	(2,867)	(328)
Royal Caribbean Cruises Ltd *	(4,053)	(312)
Scientific Games Corp, Cl A *	(1,862)	(124)
SeaWorld Entertainment Inc *	(900)	(58)
Service Corp International/US	(3,326)	(236)
Shake Shack Inc, Cl A *	(500)	(36)
Signet Jewelers Ltd	(600)	(52)
Six Flags Entertainment Corp *	(1,806)	(77)
Skechers USA Inc, Cl A *	(3,608)	(157)
Skyline Champion Corp *	(1,650)	(130)
Smith & Wesson Brands Inc	(2,099)	(37)
Sonos Inc *	(2,896)	(86)
Standard Motor Products Inc	(1,195)	(63)
Starbucks Corp	(22,405)	(2,621)
Steven Madden Ltd	(2,500)	(116)
Stoneridge Inc *	(1,630)	(32)
Strategic Education Inc	(360)	(21)
Stride *	(400)	(13)
Sturm Ruger & Co Inc	(399)	(27)
Tapestry Inc	(7,326)	(297)
Target Corp, Cl A	(3,823)	(885)
Taylor Morrison Home Corp, Cl A *	(3,441)	(120)
Tempur Sealy International Inc	(5,044)	(237)
Tenneco Inc, Cl A *	(2,537)	(29)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Terminix Global Holdings Inc *	(2,643)	$(120)
Tesla Inc *	(5,251)	(5,549)
Texas Roadhouse Inc, Cl A	(1,228)	(110)
Thor Industries Inc	(2,425)	(252)
TJX Cos Inc/The	(9,775)	(742)
Toll Brothers Inc	(3,549)	(257)
TopBuild Corp *	(982)	(271)
Tractor Supply Co	(817)	(195)
Travel + Leisure Co	(2,439)	(135)
Tri Pointe Homes Inc *	(4,220)	(118)
Tupperware Brands Corp *	(1,800)	(28)
Ulta Beauty Inc *	(388)	(160)
Under Armour Inc, Cl A *	(4,425)	(94)
Under Armour Inc, Cl C *	(6,679)	(120)
Vail Resorts Inc	(847)	(278)
VF Corp	(9,242)	(677)
Victoria's Secret & Co *	(660)	(37)
Vista Outdoor Inc *	(2,340)	(108)
Visteon Corp *	(1,022)	(114)
Wayfair Inc, Cl A *	(576)	(109)
Wendy's Co/The	(4,028)	(96)
Whirlpool Corp	(1,865)	(438)
Williams-Sonoma Inc	(629)	(106)
Wingstop Inc, Cl A	(600)	(104)
Winnebago Industries	(1,503)	(113)
Wolverine World Wide Inc	(2,146)	(62)
Workhorse Group Inc *	(4,100)	(18)
WW International Inc *	(1,400)	(23)
Wyndham Hotels & Resorts Inc	(2,096)	(188)
Wynn Resorts Ltd *	(1,949)	(166)
XPEL Inc *	(600)	(41)
YETI Holdings Inc *	(2,069)	(171)
Yum China Holdings Inc	(7,782)	(388)
Yum! Brands Inc	(5,598)	(777)

		(72,062)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(4,322)	(622)
Amphenol Corp, Cl A	(2,784)	(243)
Analog Devices Inc	(2,010)	(353)
Apple Inc	(36,364)	(6,457)
Applied Materials Inc	(3,532)	(556)
Arista Networks Inc *	(1,136)	(163)
Arrow Electronics Inc, Cl A *	(602)	(81)
Azenta Inc	(500)	(52)
Broadcom Inc	(1,542)	(1,026)
CDW Corp/DE	(805)	(165)
Ciena Corp *	(1,100)	(85)
Cisco Systems Inc/Delaware	(17,247)	(1,093)
Cognex Corp	(1,068)	(83)
Corning Inc, Cl B	(3,802)	(142)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Dell Technologies Inc, Cl C *	(1,424)	$(80)
Enphase Energy Inc *	(429)	(78)
Entegris Inc	(600)	(83)
F5 Inc, Cl A *	(397)	(97)
Fabrinet *	(190)	(23)
First Solar Inc *	(500)	(44)
Hewlett Packard Enterprise Co	(6,754)	(107)
HP Inc	(5,155)	(194)
II-VI Inc *	(482)	(33)
Intel Corp	(14,853)	(765)
Jabil Inc	(722)	(51)
Keysight Technologies Inc *	(853)	(176)
KLA Corp	(622)	(268)
Lam Research Corp	(538)	(387)
Marvell Technology Inc	(3,395)	(297)
Microchip Technology Inc	(2,286)	(199)
Micron Technology Inc	(4,149)	(386)
MKS Instruments Inc	(476)	(83)
Monolithic Power Systems Inc	(212)	(105)
Motorola Solutions Inc	(657)	(179)
NetApp Inc	(954)	(88)
Novanta Inc *	(200)	(35)
NVIDIA Corp	(8,692)	(2,556)
NXP Semiconductors NV	(1,000)	(228)
ON Semiconductor Corp *	(1,723)	(117)
Pure Storage Inc, Cl A *	(1,188)	(39)
Qorvo Inc *	(461)	(72)
QUALCOMM Inc	(4,120)	(753)
Skyworks Solutions Inc	(700)	(109)
Super Micro Computer Inc *	(1,052)	(46)
TD SYNNEX Corp	(500)	(57)
Teledyne Technologies Inc *	(200)	(87)
Teradyne Inc	(729)	(119)
Texas Instruments Inc	(3,507)	(661)
Trimble Inc *	(1,124)	(98)
Universal Display Corp	(154)	(25)
Western Digital Corp *	(1,686)	(110)
Wolfspeed Inc *	(600)	(67)
Xilinx Inc	(896)	(190)
Zebra Technologies Corp, Cl A *	(231)	(137)

		(20,350)

Materials — (1.5)%
Air Products and Chemicals Inc	(2,614)	(795)
Albemarle Corp	(1,362)	(318)
Alcoa Corp	(1,900)	(113)
Amyris Inc *	(300)	(2)
AptarGroup Inc	(900)	(110)
Arconic Corp *	(1,800)	(59)
Avery Dennison Corp	(1,028)	(223)
Avient Corp	(1,300)	(73)

22

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Axalta Coating Systems Ltd *	(2,527)	$(84)
Ball Corp	(3,904)	(376)
Berry Global Group Inc *	(2,102)	(155)
Celanese Corp, Cl A	(1,272)	(214)
CF Industries Holdings Inc	(3,041)	(215)
Chemours Co/The	(2,300)	(77)
Cleveland-Cliffs Inc *	(5,000)	(109)
Commercial Metals Co, Cl A	(1,331)	(48)
Corteva Inc	(8,128)	(384)
Crown Holdings Inc	(1,663)	(184)
Dow Inc	(8,384)	(476)
DuPont de Nemours Inc	(5,693)	(460)
Eagle Materials Inc	(500)	(83)
Eastman Chemical Co	(1,391)	(168)
Ecolab Inc	(2,921)	(685)
Element Solutions Inc	(4,200)	(102)
FMC Corp	(1,933)	(212)
Freeport-McMoRan Inc, Cl B	(15,997)	(668)
Graphic Packaging Holding Co	(2,560)	(50)
Huntsman Corp	(1,331)	(46)
Innospec Inc	(1,200)	(108)
International Flavors & Fragrances Inc	(2,707)	(408)
International Paper Co	(4,993)	(235)
Livent Corp *	(2,100)	(51)
Louisiana-Pacific Corp	(1,326)	(104)
LyondellBasell Industries NV, Cl A	(3,115)	(287)
Martin Marietta Materials Inc, Cl A	(873)	(385)
Mosaic Co/The	(3,639)	(143)
MP Materials Corp *	(400)	(18)
Newmont Corp	(9,315)	(578)
Nucor Corp	(3,365)	(384)
Olin Corp	(2,100)	(121)
Packaging Corp of America	(1,302)	(177)
PPG Industries Inc	(2,762)	(476)
Reliance Steel & Aluminum Co	(1,019)	(165)
Royal Gold Inc, Cl A	(900)	(95)
RPM International Inc	(2,128)	(215)
Scotts Miracle-Gro Co/The, Cl A	(600)	(97)
Sealed Air Corp	(1,752)	(118)
Sherwin-Williams Co/The, Cl A	(2,612)	(920)
Sonoco Products Co	(512)	(30)
Southern Copper Corp	(1,175)	(73)
Steel Dynamics Inc	(2,654)	(165)
Summit Materials Inc, Cl A *	(1,600)	(64)
Tronox Holdings	(2,500)	(60)
United States Steel Corp	(3,100)	(74)
Valvoline Inc	(3,600)	(134)
Vulcan Materials Co	(1,221)	(253)
Westrock Co	(3,554)	(158)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(12,585)

Total Common Stock Sold Short
(Proceeds $77,710) ($ Thousands)		$(109,713)

FOREIGN COMMON STOCK SOLD SHORT— (0.3)%
United Kingdom — (0.3)%
Adient PLC *	(3,618)	(173)
Amcor PLC	(22,368)	(269)
Aptiv PLC *	(11,262)	(1,858)

Total Foreign Common Stock Sold Short
(Proceeds $1,730) ($ Thousands)		(2,300)

Total Investments Sold Short — (13.3)%
(Proceeds $79,440) ($ Thousands)		$(112,013)

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (H)
(Cost $282) ($ Thousands)	128	$212

WRITTEN OPTIONS* — 0.0%
Total Written Options (H)
(Premiums Received $142) ($ Thousands)	(121)	$(42)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at December 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
March 2022, Crude Oil IPE Future*(A)	68	$81	$85.00	1/22/2022	$51
March 2022, Wheat Future *(A)	60	201	725.00	2/19/2022	161

Total Purchased Options		$282			$212
WRITTEN OPTIONS — 0.0%
Call Options
March 2022, Crude Oil IPE Future*(A)	(48)	$(21)	100.00	01/22/22	$(2)
March 2022, Natural Gas Future*(A)	(13)	(83)	3.85	02/19/22	(23)
March 2022, Wheat Future*(A)	(60)	(38)	860.00	02/19/22	(17)

Total Written Options		$(142)			$(42)

†† Represents cost.

24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
RBOB GASOLINE FT (A)	16	Feb-2022	$1,423	$1,498	$75
Brent Crude(A)	11	Apr-2022	847	846	(1)
Brent Crude(A)	139	Feb-2022	10,969	10,811	(158)
Coffee C(A)	41	Mar-2022	3,192	3,476	284
Coffee C(A)	6	May-2022	509	508	–
Copper(A)	2	May-2022	227	223	(4)
Copper(A)	59	Apr-2022	6,429	6,584	155
Copper(A)	6	Dec-2022	673	661	(11)
Corn(A)	154	Mar-2022	4,381	4,568	187
Corn(A)	5	May-2022	149	149	(1)
Cotton No. 2(A)	46	May-2022	2,539	2,541	2
Cotton No. 2(A)	21	Mar-2022	1,205	1,182	(23)
Cotton No. 2(A)	14	Mar-2022	784	788	4
Gold(A)	23	Feb-2022	4,222	4,206	(16)
Gold(A)	38	Feb-2022	6,851	6,949	97
Heating Oil(A)	24	Feb-2022	2,243	2,327	84
ICE White Sugar(A)	36	Feb-2022	916	895	(21)
KC HRW Wheat(A)	36	Mar-2022	1,448	1,443	(5)
Lean Hogs(A)	41	Feb-2022	1,299	1,336	37
Live Cattle(A)	29	Mar-2022	1,587	1,621	34
LME Lead(A)	39	Jan-2022	2,240	2,270	30
LME Lead(A)	32	Mar-2022	1,826	1,851	25
LME Nickel(A)	17	Jun-2022	2,030	2,108	77
LME Nickel(A)	17	Mar-2022	2,032	2,121	89
LME Primary Aluminum(A)	53	Mar-2022	3,484	3,721	237
LME Zinc(A)	25	Mar-2022	2,034	2,218	183
LME Zinc(A)	5	Mar-2022	445	443	(1)
Low Sulphur Gasoil(A)	104	Mar-2022	6,632	6,895	264
Natural Gas(A)	355	Feb-2022	12,948	12,627	(321)
NY Harbor ULSD(A)	33	Mar-2022	3,092	3,199	107
NY Harbor ULSD(A)	11	May-2022	1,049	1,048	(1)
Platinum(A)	10	Apr-2022	451	483	32
Silver(A)	22	Apr-2022	2,718	2,569	(149)
Soybean(A)	78	Mar-2022	4,996	5,223	227
Soybean Meal(A)	58	Mar-2022	2,079	2,315	235
Soybean Meal(A)	32	May-2022	1,270	1,271	1
Soybean Meal(A)	68	Mar-2022	2,763	2,714	(49)
Soybean Oil(A)	82	Mar-2022	2,703	2,781	78
Sugar No. 11(A)	94	Mar-2022	2,058	1,988	(70)
Sugar No. 11(A)	69	Mar-2022	1,443	1,459	16
Wheat(A)	94	Mar-2022	3,760	3,623	(138)
Wheat(A)	17	May-2022	666	658	(8)
WTI Crude Oil(A)	193	Feb-2022	13,870	14,452	581
			128,482	130,649	2,164
Short Contracts
90-Day Euro$(A)	(65)	Mar-2022	$(16,222)	$(16,194)	$28
Copper(A)	(20)	Apr-2022	(2,218)	(2,232)	(14)
Feeder Cattle(A)	(41)	May-2022	(3,461)	(3,541)	(80)
Gasoline(A)	(5)	Mar-2022	(482)	(468)	14
Gasoline(A)	(2)	May-2022	(188)	(195)	(7)
KC HRW Wheat(A)	(60)	Mar-2022	(2,444)	(2,405)	40
Lean Hogs(A)	(2)	Apr-2022	(68)	(69)	(1)
Lean Hogs(A)	(26)	Feb-2022	(864)	(847)	17
Live Cattle(A)	(4)	May-2022	(224)	(232)	(8)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Live Cattle(A)	(20)	Mar-2022	$(1,095)	$(1,118)	$(22)
LME Primary Aluminum(A)	(3)	May-2022	(196)	(210)	(15)
MSCI EAFE Index	(111)	Mar-2022	(12,536)	(12,886)	(350)
NYMEX Cocoa(A)	(115)	Mar-2022	(2,826)	(2,898)	(72)
Platinum(A)	(2)	Apr-2022	(97)	(97)	–
Red Wheat(A)	(5)	Mar-2022	(253)	(246)	7
S&P 500 Index E-MINI	(109)	Mar-2022	(25,392)	(25,934)	(541)
Silver(A)	(23)	Apr-2022	(2,731)	(2,685)	45
Soybean Oil(A)	(6)	May-2022	(188)	(204)	(15)
Soybean Oil(A)	(31)	Mar-2022	(1,019)	(1,051)	(32)
U.S. 2-Year Treasury Note	(243)	Apr-2022	(53,089)	(53,016)	73
U.S. 5-Year Treasury Note	(234)	Apr-2022	(28,302)	(28,309)	(6)
U.S. Ultra Long Treasury Bond	(21)	Mar-2022	(4,043)	(4,140)	(97)
Ultra 10-Year U.S. Treasury Note	(4)	Mar-2022	(586)	(586)	–
			(158,524)	(159,563)	(1,036)
			$(30,042)	$(28,914)	$1,128

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/02/22	USD	4,163	RUB	311,104	$(54)
Brown Brothers Harriman	01/20/22	USD	401	SEK	3,441	(21)
Brown Brothers Harriman	01/20/22	SEK	3,053	USD	344	6
Brown Brothers Harriman	01/20/22	SEK	2,881	USD	316	(2)
Brown Brothers Harriman	02/08/22	USD	310	AUD	428	1
Brown Brothers Harriman	02/08/22	AUD	902	USD	645	(10)
Brown Brothers Harriman	02/10/22	USD	219	EUR	194	2
Brown Brothers Harriman	02/10/22	EUR	421	USD	477	(3)
Goldman Sachs	06/16/22	MYR	5,201	USD	1,225	(19)
HSBC	02/10/22	EUR	688	USD	796	13
JPMorgan Chase Bank	01/20/22	SEK	91,184	USD	10,424	349
Morgan Stanley	02/08/22	AUD	11,124	USD	8,224	137
Morgan Stanley	02/10/22	EUR	1,689	USD	1,904	(18)
Morgan Stanley	02/10/22	CAD	14,197	USD	11,279	38
						$419

A list of open OTC swap agreements held by the Fund at December 31, 2021, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	$245	$23	$16	$7
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	24	17	7
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	24	17	7
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(25)	(11)	(14)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(6)	(2)	(4)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(30)	(13)	(17)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	(1)	—	(1)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(45)	(13)	(5)	(8)

26

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(201)	$(56)	$(24)	$(32)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Goldman Sachs	CMBX.BBB.9	Buy	3.00%	Monthly	09/17/2058	518	49	88	(39)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(435)	(122)	(30)	(92)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(73)	(16)	(57)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(42)	(12)	(2)	(10)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(1,092)	(306)	(69)	(237)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(227)	(63)	(14)	(49)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(811)	(227)	(47)	(180)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(56)	(19)	(37)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(5)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(13)	(5)	(8)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(66)	(18)	(7)	(11)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(26)	(10)	(16)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(14)	(5)	(9)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(13)	(4)	(9)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(26)	(10)	(16)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(112)	(31)	(12)	(19)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(222)	(62)	(23)	(39)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(113)	(32)	(12)	(20)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(329)	(92)	(43)	(49)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(198)	(55)	(31)	(24)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(276)	(77)	(44)	(33)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(54)	(16)	(38)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(3)	(6)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(3)	(6)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(21)	(6)	(2)	(4)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(18)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(60)	(17)	(7)	(10)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(18)	(7)	(11)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(503)	(141)	(59)	(82)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(175)	(49)	(21)	(28)
CGG	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(30)	(8)	(4)	(4)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	52	111	(59)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	52	109	(57)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	52	109	(57)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,782	167	354	(187)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	891	84	174	(90)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	45	4	9	(5)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	43	4	9	(5)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	50	40	10
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	98	72	26
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	594	56	40	16
JPMorgan Chase	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	184	17	36	(19)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	276	26	52	(26)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	98	74	24
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(128)	(28)	(100)
							$(1,064)	$695	$(1,759)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited(A)	MACQUARIE COMMODITY PRODUCT 251E	0.33%	MACQUARIE COMMODITY PRODUCT 251E	Monthly	01/08/2022	USD	(3,256)	$14	$–	$14
Macquarie Bank Limited(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	02/03/2022	USD	(10,109)	402	–	402
Merrill Lynch(A)	BofA Merrill Lynch Commodity MLBXCS3T Tot Ret	3-Month U.S. Treasury rate plus 18 BPS	BofA Merrill Lynch Commodity MLBXCS3T Tot Ret	Monthly	01/08/2022	USD	(4,621)	(33)	–	(33)
Merrill Lynch(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	02/03/2022	USD	(20,352)	807	–	807
Merrill Lynch(A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 12 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	Monthly	02/03/2022	USD	(3,072)	121	–	121
Morgan Stanley	IBOX $ LIQUID HIGH YIELD INDEX	INDEX RETURN	IBOX $ LIQUID HIGH YIELD INDEX	Annually	03/21/2022	USD	16,070	(164)	–	(164)
Societe Generale(A)	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	Monthly	01/08/2022	USD	(6,298)	57	–	57
Societe Generale(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	02/03/2022	USD	(9,068)	360	–	360
Societe Generale(A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	Monthly	02/03/2022	USD	(2,330)	91	–	91
								$1,655	$–	$1,655

A list of open centrally cleared swap agreements held by the Fund at December 31, 2021, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China	Buy	1.00%	Quarterly	06/20/2026	21,400	$(597)	$(621)	$24
China	Sell	1.00%	Quarterly	06/20/2026	(21,400)	597	580	17
China	Buy	1.00%	Quarterly	12/20/2026	21,400	(614)	(589)	(25)
Malaysia	Buy	1.00%	Quarterly	06/20/2026	39,000	(1,008)	(956)	(52)
Malaysia	Sell	1.00%	Quarterly	06/20/2026	(39,000)	1,008	905	103
Malaysia	Buy	1.00%	Quarterly	12/20/2026	39,000	(1,022)	(907)	(115)
Malaysia	Buy	1.00%	Quarterly	12/20/2026	79,410	(1,753)	(1,756)	3
						$(3,389)	$(3,344)	$(45)

28

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
-0.0165%	3-MONTH SEK - STIBOR	Annually	08/30/2024	SEK	153,850	$(266)	$–	$(266)
3-MONTH USD - LIBOR	2.631%	Quarterly	11/10/2035	USD	1,190	(146)	–	(146)
USD CPI	USD @ 2.519%	Annually	09/07/2031	USD	7,390	360	–	360
3 MONTH USD- LIBOR	1.6165	Quarterly	05/21/2031	USD	18,720	(105)	–	(105)
3-MONTH USD - LIBOR	1.593%	Quarterly	09/27/2029	USD	2,230	(16)	–	(16)
3-MONTH USD - LIBOR	2.1495%	Quarterly	06/04/2029	USD	4,220	(201)	–	(201)
3-MONTH USD - LIBOR	2.3545	Quarterly	07/12/2027	USD	1,075	(56)	–	(56)
3-MONTH USD - LIBOR	0.5575%	Quarterly	06/05/2027	USD	15,800	688	–	688
CAD @ 2.297%	CDOR 3-Month	Semi-Annually	03/03/2051	CAD	592	(22)	–	(22)
3-MONTH USD - LIBOR	2.44	Quarterly	04/04/2027	USD	10,400	(566)	–	(566)
3-MONTH USD - LIBOR	1.67	Quarterly	11/09/2026	USD	1,490	(23)	–	(23)
3-MONTH USD - LIBOR	1.66	Quarterly	11/08/2026	USD	1,490	(22)	–	(22)
3-MONTH USD - LIBOR	1.60%	Quarterly	10/25/2026	USD	6,110	(75)	–	(75)
3-MONTH USD - LIBOR	2.293%	Quarterly	08/04/2025	USD	2,717	(101)	–	(101)
3-MONTH USD - LIBOR	2.49	Quarterly	06/09/2025	USD	1,710	(73)	–	(73)
2.31%	3 MONTH USD - LIBOR	Quarterly	05/18/2025	USD	2,820	(103)	–	(103)
3-MONTH USD - LIBOR	1.99%	Quarterly	04/21/2025	USD	2,760	(71)	–	(71)
USD @ 3.146	USD CPI	Annually	01/15/2027	USD	6,000	325	–	325
CAD @ 2.3325%	CDOR 3-Month	Semi-Annually	03/04/2051	CAD	1,870	(83)	–	(83)
						$(556)	$–	$(556)

A list of the reverse repurchase agreements outstanding as of December 31, 2021 was as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(5,492)		0.11%	$(5,492)
(5,813)		0.11%	(5,813)
(9,496)		0.11%	(9,496)
(11,475)		0.11%	(11,475)
(21,229)		0.11%	(21,229)
(31,250)		0.11%	(31,250)
(50,929)		0.11%	(50,929)
(40,366)		0.13%	(40,366)
			$(176,050)

Percentages are based on Net Assets of $842,200 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2021.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $73 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $98,043 ($ Thousands), representing 11.6% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar
CAD — Canadian Dollar
CDOR — Canadian Dollar Offered Rate
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HRW— Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LME — London Metal Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MYR — Malaysian Ringgit
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S&P— Standard & Poor's
SEK — Swedish Krona

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Inflation Managed Fund (Concluded)

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

STIBOR — Stockholm Interbank Offered Rate

TBA — To Be Announced

ULC — Unlimited Liability Company

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

WTI — West Texas Intermediate

VAR — Variable Rate

The following is a list of the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	502,234	–	502,234
Common Stock	254,083	–	–	254,083
Corporate Obligations	–	96,737	–	96,737
Mortgage-Backed Securities	–	69,468	–	69,468
U.S. Government Agency Obligations	–	44,446	–	44,446
Asset-Backed Securities	–	28,936	–	28,936
Sovereign Debt	–	7,078	–	7,078
Foreign Common Stock	2,596	–	–	2,596
Municipal Bonds	–	1,551	–	1,551
Total Investments in Securities	256,679	750,450	–	1,007,129
Securities Sold Short
Common Stock	(109,713)	–	–	(109,713)
Foreign Common Stock	(2,300)	–	–	(2,300)
Total Securities Sold Short	(112,013)	–	–	(112,013)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	212	–	–	212
Written Options	(42)	–	–	(42)
Futures Contracts*
Unrealized Appreciation	3,365	–	–	3,365
Unrealized Depreciation	(2,237)	–	–	(2,237)
Forwards Contracts*
Unrealized Appreciation	–	546	–	546
Unrealized Depreciation	–	(127)	–	(127)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	97	–	97
Unrealized Depreciation	–	(1,856)	–	(1,856)
Total Return Swaps*
Unrealized Appreciation	–	1,852	–	1,852
Unrealized Depreciation	–	(197)	–	(197)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	147	–	147
Unrealized Depreciation	–	(192)	–	(192)
Interest Rate Swaps*
Unrealized Appreciation	–	1,373	–	1,373
Unrealized Depreciation	–	(1,929)	–	(1,929)
Reverse Repurchase Agreements	–	(176,050)	–	(176,050)
Total Other Financial Instruments	1,298	(176,336)	–	(175,038)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2021 there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

30

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) — 24.6%
Aviation Capital Group
0.450%, 01/11/2022	$10,750	$10,749
Brookfield Infrastructure Holdings Canada
0.300%, 01/05/2022	5,500	5,500
0.300%, 01/11/2022	7,500	7,499
Centennial Energy Holdings
0.373%, 01/18/2022	13,100	13,098
CNPC Finance HK
0.314%, 01/04/2022	13,100	13,100
General Motors Financial
0.340%, 01/13/2022	10,000	9,999
Harley-Davidson Financial Services
0.619%, 01/05/2022	13,000	12,999
Humana
0.320%, 01/04/2022	13,200	13,200
Jabil
0.450%, 01/06/2022	13,100	13,099
Parker-Hannifin
0.275%, 01/04/2022	13,050	13,050
Rogers Communications
0.380%, 01/07/2022	13,100	13,100
Southern California Edison
0.350%, 01/03/2022	13,200	13,200
Viatris
0.500%, 02/11/2022	13,000	12,993
WGL Holdings
0.370%, 01/14/2022	8,750	8,749
0.330%, 01/10/2022	2,350	2,350
White Plains Capital
0.400%, 01/25/2022	13,050	13,047
Total Commercial Paper
(Cost $175,729) ($ Thousands)		175,732

	Shares
EXCHANGE TRADED FUNDS — 9.2%
Italy — 0.0%
Lyxor FTSE MIB UCITS ETF	4,800	145
United States — 9.2%
Energy Select Sector SPDR Fund	12,731	707
Financial Select Sector SPDR Fund	6,381	249
Industrial Select Sector SPDR Fund	2,532	268
Invesco QQQ Trust Series, Ser 1	5,200	2,069
iShares China Large-Cap ETF	5,614	205
iShares Core S&P 500 ETF	69,955	33,368
iShares MSCI Hong Kong ETF	6,107	142
Materials Select Sector SPDR Fund	9,217	835
SPDR S&P Homebuilders ETF	2,335	200
Vanguard Health Care ETF	1,013	270
Vanguard Intermediate-Term Corporate Bond ETF	11,976	1,111
Vanguard Long-Term Corporate Bond ETF	36,730	3,887
Vanguard S&P 500 ETF	48,768	21,291

Description	Shares		Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
Vanguard Small-Capital ETF		4,449	$1,005
WisdomTree Japan Hedged Equity Fund		3,982	249
Xtrackers Harvest CSI 300 China A-Shares ETF		6,905	270
			66,126
Total Exchange Traded Funds
(Cost $42,491) ($ Thousands)			66,271

	Face Amount (Thousands)
SOVEREIGN DEBT — 8.6%

Italy Buoni Ordinari del Tesoro BOT
0.000%, 01/14/2022 (A)	EUR	23,187	26,374
Japan Treasury Discount Bill
0.000%, 01/06/2022 (A)	JPY	1,512,600	13,135
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		1,355,611	12,102
0.100%, 03/10/2027		1,083,769	9,877

Total Sovereign Debt
(Cost $62,969) ($ Thousands)			61,488

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029		$651	907
3.625%, 04/15/2028		376	499
3.375%, 04/15/2032		75	111
2.500%, 01/15/2029		404	516
2.375%, 01/15/2025		736	839
2.375%, 01/15/2027		385	465
2.125%, 02/15/2040		254	389
2.125%, 02/15/2041		277	428
2.000%, 01/15/2026		157	182
1.750%, 01/15/2028		522	627
1.375%, 02/15/2044		689	983
1.000%, 02/15/2046		331	452
1.000%, 02/15/2048		312	438
1.000%, 02/15/2049		254	360
0.875%, 01/15/2029		675	780
0.875%, 02/15/2047		399	538
0.750%, 07/15/2028		818	937
0.750%, 02/15/2042		409	516
0.750%, 02/15/2045		637	819
0.625%, 04/15/2023		181	189
0.625%, 01/15/2024		1,813	1,929
0.625%, 01/15/2026		798	876
0.625%, 02/15/2043		435	540
0.500%, 04/15/2024		673	718
0.500%, 01/15/2028		1,047	1,171
0.375%, 07/15/2023		1,922	2,021

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.375%, 07/15/2025	$1,065	$1,157
0.375%, 01/15/2027	1,202	1,322
0.375%, 07/15/2027	1,006	1,116
0.250%, 01/15/2025	1,260	1,350
0.250%, 07/15/2029	899	1,007
0.250%, 02/15/2050	427	516
0.125%, 07/15/2024	1,129	1,204
0.125%, 10/15/2024	1,379	1,473
0.125%, 04/15/2025	1,117	1,194
0.125%, 10/15/2025	233	251
0.125%, 10/15/2025	729	786
0.125%, 04/15/2026	442	477
0.125%, 07/15/2026	994	1,079
0.125%, 10/15/2026	559	608
0.125%, 01/15/2030	1,130	1,254
0.125%, 07/15/2030	1,052	1,177
0.125%, 01/15/2031	1,151	1,288
0.125%, 07/15/2031	1,071	1,204
0.125%, 02/15/2051	381	452

Total U.S. Treasury Obligations
(Cost $34,701) ($ Thousands)		37,145

U.S. GOVERNMENT AGENCY OBLIGATION — 2.7%
FHLB
1.375%, 02/17/2023	18,990	19,193

Total U.S. Government Agency Obligation
(Cost $19,238) ($ Thousands)		19,193

	Shares
COMMON STOCK — 1.4%
Canada — 0.1%
Bank of Montreal	1,023	110
Bank of Nova Scotia	840	60
Barrick Gold	6,184	118
Kinross Gold	19,236	112
		400
India — 0.0%
ICICI Bank ADR	2,993	59
United Kingdom — 0.0%
Aon PLC, Cl A	188	56
AstraZeneca PLC ADR	1,031	60
Horizon Therapeutics Plc *	1,088	117
Medtronic PLC	519	54
Royalty Pharma PLC, Cl A	1,426	57
		344
United States — 1.3%
Communication Services — 0.2%
Alphabet Inc, Cl A *	39	113
Fox Corp, Cl A	1,551	57

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Interpublic Group of Cos Inc/The	1,595	$60
Meta Platforms Inc, Cl A *	1,215	409
Netflix Inc *	137	82
Verizon Communications Inc	1,092	57
Walt Disney Co/The *	3,411	528
World Wrestling Entertainment Inc, Cl A	6,681	330
		1,636
Consumer Discretionary — 0.3%
Amazon.com Inc, Cl A *	81	270
Caesars Entertainment Inc *	1,744	163
Carnival Corp *	10,860	218
General Motors Co *	6,817	400
Genuine Parts Co	427	60
MGM Resorts International	9,936	446
Norwegian Cruise Line Holdings Ltd *	18,661	387
Service Corp International/US	1,649	117
		2,061
Consumer Staples — 0.1%
Coca-Cola Co/The	1,042	62
J M Smucker Co/The	429	58
Kellogg Co	1,772	114
Mondelez International Inc, Cl A	928	61
PepsiCo Inc	343	60
Unilever PLC ADR	1,080	58
Walmart Inc	407	59
		472
Energy — 0.0%
Williams Cos Inc/The	4,084	106
Financials — 0.2%
AGNC Investment Corp ‡	3,607	54
American International Group Inc	1,027	58
Arthur J Gallagher & Co	671	114
Berkshire Hathaway Inc, Cl B *	199	60
Canadian Imperial Bank of Commerce	510	59
Credit Suisse Group ADR	11,562	112
Fidelity National Financial Inc	1,103	58
Goldman Sachs Group Inc/The	288	110
HSBC Holdings PLC ADR	3,883	117
JPMorgan Chase & Co	346	55
KeyCorp	2,430	56
Northern Trust Corp	469	56
S&P Global Inc	120	57
UBS Group	3,152	56
US Bancorp	986	55
Wells Fargo & Co	8,121	390
		1,467
Health Care — 0.1%
Amgen Inc, Cl A	552	124
BioNTech ADR *	380	98
Bristol-Myers Squibb Co	988	62
Merck & Co Inc	760	58

2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer Inc	1,042	$61
United Therapeutics Corp *	295	64
Vertex Pharmaceuticals Inc *	272	60
Viatris Inc, Cl W *	316	4
		531
Industrials — 0.1%
Delta Air Lines Inc, Cl A *	4,974	195
Huntington Ingalls Industries Inc, Cl A	309	58
Lockheed Martin Corp	167	59
Northrop Grumman Corp	156	60
Old Dominion Freight Line Inc, Cl A	156	56
Oshkosh Corp	509	57
Raytheon Technologies Corp	680	59
Southwest Airlines Co, Cl A *	2,146	92
		636
Information Technology — 0.2%
Apple Inc	3,282	583
Dropbox Inc, Cl A *	4,596	113
Fidelity National Information Services Inc, Cl B	537	59
Hewlett Packard Enterprise Co	3,605	57
Intel Corp	1,123	58
International Business Machines Corp	469	63
Taiwan Semiconductor Manufacturing Co Ltd ADR	464	56
United Microelectronics ADR	4,560	53
Visa Inc, Cl A	283	61
Zebra Technologies Corp, Cl A *	187	111
		1,214
Materials — 0.0%
Martin Marietta Materials Inc, Cl A	267	117
Newmont Corp	2,090	130
Nutrien	1,619	122
		369
Real Estate — 0.0%
CBRE Group Inc, Cl A *	555	60
STAG Industrial Inc ‡	2,564	123
		183
Utilities — 0.1%
American Water Works Co Inc	659	124
National Grid ADR	1,678	121
Pinnacle West Capital Corp	849	60
WEC Energy Group Inc	623	61
Xcel Energy Inc	1,725	117
		483
		9,158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $8,705) ($ Thousands)		$9,961

Total Investments in Securities — 51.7%
(Cost $343,833) ($ Thousands)		$369,790

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Add AUS 3YR BOND FUT MAR22 to SEI_Futures Rule	112	Mar-2022	$9,106	$9,295	$(7)
Add NASD100 MICRO EMINMAR22 to SEI_Futures Rule	26	Mar-2022	836	849	13
Amsterdam Index	4	Jan-2022	700	726	20
Australian 10-Year Bond	4	Mar-2022	399	405	(3)
CAC40 10 Euro Index	4	Jan-2022	311	325	12
Canadian 10-Year Bond	91	Mar-2022	10,041	10,275	194
DAX Index	2	Mar-2022	871	902	22
Euro STOXX 50	46	Mar-2022	2,170	2,243	54
FTSE 100 Index	5	Mar-2022	497	496	(4)
FTSE 100 Index	4	Mar-2022	380	397	8
FTSE MIB Index	3	Mar-2022	447	465	14
IBEX	4	Jan-2022	376	395	15
Long Gilt 10-Year Bond	32	Apr-2022	5,379	5,413	(23)
MSCI EAFE Index	110	Mar-2022	12,585	12,770	185
MSCI Emerging Markets	91	Mar-2022	5,642	5,580	(63)
MSCI Emerging Markets	57	Mar-2022	3,453	3,495	42
MSCI Singapore Index	33	Jan-2022	824	833	6
NASDAQ 100 Index E-MINI	8	Mar-2022	2,572	2,611	39
Nikkei 225 Index	75	Mar-2022	1,896	1,878	3
Nikkei 225 Index	9	Mar-2022	1,267	1,300	33
OMX Stockholm 30	61	Jan-2022	1,526	1,630	89
Russell 2000 Index E-MINI	32	Mar-2022	3,483	3,588	106
S&P 500 Index E-MINI	8	Mar-2022	1,859	1,903	44
S&P Mid Cap 400 Index E-MINI	15	Mar-2022	4,146	4,256	110
S&P TSX 60 Index	19	Mar-2022	3,696	3,853	92
SPI 200 Index	14	Mar-2022	1,810	1,869	22
U.S. 2-Year Treasury Note	155	Apr-2022	33,835	33,817	(18)
U.S. 5-Year Treasury Note	227	Apr-2022	27,462	27,462	–
U.S. 5-Year Treasury Note	48	Apr-2022	5,783	5,807	24
U.S. 10-Year Treasury Note	166	Mar-2022	21,410	21,658	248
U.S. Ultra Long Treasury Bond	1	Mar-2022	194	197	3
			164,956	166,693	1,280
Short Contracts
Euro STOXX 50	(7)	Mar-2022	$(326)	$(341)	$(12)
Hang Seng Index	(9)	Jan-2022	(1,336)	(1,354)	(17)
Japanese 10-Year Bond	(11)	Mar-2022	(14,751)	(14,489)	45
OMX Stockholm 30	(48)	Jan-2022	(1,284)	(1,283)	(1)
S&P 500 Index E-MINI	(73)	Mar-2022	(17,126)	(17,369)	(242)
S&P TSX 60 Index	(4)	Mar-2022	(803)	(811)	(1)
SPI 200 Index	(6)	Mar-2022	(807)	(801)	8
			(36,433)	(36,448)	(220)
			$128,523	$130,245	$1,060

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/20/22	EUR	815	NOK	8,224	$5
Bank of America	01/27/22	PHP	112,534	USD	2,237	49
Barclays PLC	01/07/22	USD	2,494	INR	186,467	11
Barclays PLC	01/07/22	INR	77,644	USD	1,031	(13)
Barclays PLC	01/13/22	USD	279	MXN	5,965	12

4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/19/22	EUR	622	USD	706	$(2)
Barclays PLC	01/19/22	USD	709	AUD	983	6
Barclays PLC	01/19/22	USD	3,407	CAD	4,360	45
Barclays PLC	01/19/22	USD	3,852	SEK	34,978	13
Barclays PLC	01/20/22	USD	1,134	NZD	1,665	5
Barclays PLC	01/20/22	KRW	541,759	USD	462	7
Barclays PLC	01/27/22	USD	371	PHP	18,529	(10)
Barclays PLC	01/27/22	USD	2,019	IDR	29,177,542	30
Barclays PLC	01/27/22	PHP	96,378	USD	1,891	16
Barclays PLC	01/27/22	IDR	2,181,618	USD	152	(1)
Barclays PLC	02/17/22	USD	870	HUF	284,491	5
Barclays PLC	06/16/22	MYR	2,220	USD	520	(11)
BNP Paribas	02/10/22	HKD	22,121	USD	2,841	3
BNP Paribas	02/17/22	USD	987	PLN	4,039	12
Brown Brothers Harriman	01/13/22	USD	228	MXN	4,918	12
Brown Brothers Harriman	01/13/22	CHF	356	USD	388	(3)
Brown Brothers Harriman	01/13/22	CHF	409	EUR	391	(4)
Brown Brothers Harriman	01/13/22 - 02/10/22	USD	596	EUR	525	2
Brown Brothers Harriman	01/13/22	MXN	4,918	USD	236	(4)
Brown Brothers Harriman	01/14/22	USD	469	SGD	632	—
Brown Brothers Harriman	01/19/22	USD	374	CAD	480	6
Brown Brothers Harriman	01/19/22	NZD	636	USD	433	(2)
Brown Brothers Harriman	01/25/22	ZAR	6,720	USD	424	4
Brown Brothers Harriman	01/25/22	ZAR	6,625	USD	412	(2)
Brown Brothers Harriman	02/08/22	USD	1,134	AUD	1,573	9
Brown Brothers Harriman	02/09/22	USD	344	JPY	39,190	(4)
Brown Brothers Harriman	02/10/22	USD	386	CAD	495	6
Brown Brothers Harriman	02/10/22	CAD	1,303	USD	1,022	(9)
Brown Brothers Harriman	02/17/22	USD	638	HUF	208,428	2
Brown Brothers Harriman	02/17/22	USD	648	PLN	2,671	13
Brown Brothers Harriman	02/17/22	CZK	5,872	USD	260	(7)
Brown Brothers Harriman	02/17/22	HUF	134,527	USD	410	(4)
Brown Brothers Harriman	03/10/22	USD	1,714	THB	57,272	1
Brown Brothers Harriman	03/10/22	THB	127,433	USD	3,782	(32)
Citigroup	02/10/22	EUR	731	USD	845	14
Citigroup	02/10/22	USD	3,083	CAD	3,881	(9)
Citigroup	03/02/22	USD	1,943	RUB	145,096	(27)
Credit Suisse First Boston	01/13/22	USD	276	MXN	5,965	15
Credit Suisse First Boston	01/13/22	MXN	11,929	USD	580	(1)
Deutsche Bank	01/07/22	INR	114,500	USD	1,513	(25)
Deutsche Bank	01/20/22	USD	2,819	KRW	3,324,676	(26)
Deutsche Bank	01/20/22	KRW	601,888	USD	508	2
Deutsche Bank	01/21/22	USD	1,010	PEN	4,120	25
Deutsche Bank	01/21/22	PEN	10,617	USD	2,628	(37)
Deutsche Bank	01/21/22	CLP	493,660	USD	605	27
Deutsche Bank	01/21/22	COP	11,589,085	USD	2,972	129
Deutsche Bank	01/27/22	USD	529	PHP	26,680	(11)
Deutsche Bank	02/17/22	CZK	17,220	USD	762	(23)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/13/22	USD	604	MXN	12,470	$4
Goldman Sachs	01/19/22	USD	709	SEK	6,437	2
Goldman Sachs	01/19/22	USD	943	GBP	706	13
Goldman Sachs	01/19/22	NOK	8,613	USD	969	(8)
Goldman Sachs	01/20/22	TWD	9,297	USD	335	(1)
Goldman Sachs	01/20/22	KRW	1,066,021	USD	902	7
Goldman Sachs	01/21/22	USD	547	CLP	468,707	2
Goldman Sachs	01/21/22	PEN	1,542	USD	378	(9)
Goldman Sachs	01/21/22	CLP	585,969	USD	710	24
Goldman Sachs	01/25/22	ZAR	18,505	USD	1,162	6
Goldman Sachs	01/27/22	USD	2,122	PHP	106,718	(47)
Goldman Sachs	01/27/22	IDR	27,591,256	USD	1,925	(13)
Goldman Sachs	02/02/22	USD	2,222	BRL	12,618	25
Goldman Sachs	02/10/22	CAD	1,335	USD	1,056	(1)
Goldman Sachs	02/17/22	USD	754	HUF	247,262	6
Goldman Sachs	02/17/22	USD	909	CZK	20,075	6
Goldman Sachs	02/17/22	PLN	2,347	USD	575	(5)
Goldman Sachs	03/02/22	RUB	103,623	USD	1,377	9
Goldman Sachs	06/16/22	USD	3,701	MYR	15,711	58
Goldman Sachs	06/16/22	MYR	5,201	USD	1,212	(33)
HSBC	01/19/22	CHF	1,335	USD	1,450	(16)
HSBC	01/19/22	USD	1,457	NOK	13,208	40
HSBC	01/19/22	NZD	4,943	USD	3,338	(45)
HSBC	01/19/22	JPY	137,552	USD	1,213	18
HSBC	01/20/22	USD	459	KRW	541,759	(4)
HSBC	01/20/22	USD	697	NOK	5,961	(21)
HSBC	01/20/22	USD	938	TWD	25,944	(1)
HSBC	01/21/22	USD	1,629	CLP	1,319,475	(84)
HSBC	01/27/22	IDR	9,772,195	USD	682	(5)
Montgomery/Bank of America	01/19/22	AUD	3,842	USD	2,736	(57)
Montgomery/Bank of America	01/21/22	PEN	722	USD	178	(3)
Morgan Stanley	01/20/22	NOK	6,071	EUR	594	(12)
Morgan Stanley	01/20/22	NZD	7,415	USD	5,140	67
Morgan Stanley	01/20/22	TWD	25,944	USD	927	(11)
Morgan Stanley	02/08/22	AUD	3,377	USD	2,497	42
Morgan Stanley	02/09/22	JPY	10,934,248	USD	96,035	1,039
RBS	01/20/22	NOK	5,961	USD	714	38
Standard Bank	01/13/22	EUR	802	CHF	835	4
Standard Bank	02/09/22	USD	680	JPY	76,769	(13)
Standard Chartered	01/07/22	INR	52,615	USD	707	—
Standard Chartered	01/19/22	GBP	1,184	USD	1,567	(36)
Standard Chartered	01/27/22	USD	716	IDR	10,289,278	6
Standard Chartered	01/27/22	USD	1,756	PHP	88,475	(36)
UBS	01/04/22	USD	2,236	BRL	12,618	27
UBS	01/20/22	NOK	8,224	EUR	798	(24)
UBS	01/20/22	SEK	8,233	EUR	805	6
UBS	01/20/22	TWD	27,066	USD	976	(2)

6

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	02/17/22	CZK	41,469	USD	1,833	$(57)
						$1,124

A list of the open OTC swap agreements held by the Fund at December 31, 2021, is as follows:

Variance Swaps
Counterparty	Reference Entity/ Obligation	Volatility Strike Price	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	USDJPY VARSWAP Long	6.85%	Quarterly	4/16/2022	USD	35	$(33)	$–	$(33)
Bank of America Merrill Lynch	USDJPY VARSWAP Long	6.85%	Quarterly	4/16/2022	USD	120	(114)	–	(114)
							$(147)	$–	$(147)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley		NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	Annual	03/18/2022	USD	(867)	$31	$–	$31
								$31	$–	$31

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2021, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S36V1-5Y	Sell	5.00%	Quarterly	06/20/2026	(660)	$60	$55	$5
CDX.NA.HY.S37V1-5Y	Sell	5.00%	Quarterly	12/20/2026	(4,610)	424	414	10
CDX.NA.IG.S36V1-5Y	Sell	1.00%	Quarterly	06/20/2026	(480)	12	11	1
CDX.NA.IG.S37V1-5Y	Sell	1.00%	Quarterly	12/20/2026	(3,970)	97	93	4
ITRAXX.XOVER.S35V1-5Y	Sell	5.00%	Quarterly	06/20/2026	(210)	27	27	–
ITRAXX.XOVER.S36V1-5Y	Sell	5.00%	Quarterly	12/20/2026	(700)	$94	$92	$2
						$714	$692	$22

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	1.322	Semi-Annual	07/22/2031	USD	230	$(9)	$–	$(9)
3-MONTH NZD - BKBM	1.754	Semi-Annual	07/23/2031	USD	720	(37)	–	(37)
6-MONTH AUD - BBSW	1.336	Semi-Annual	07/26/2031	USD	1,210	(49)	–	(49)
3-MONTH NZD -BKBM	1.795	Semi-Annual	07/27/2031	USD	970	(48)	–	(48)
6-MONTH AUD - BBSW	1.3065	Semi-Annual	07/28/2031	USD	860	(36)	–	(36)
3-MONTH NZD - BKBM	1.8015	Semi-Annual	07/29/2031	USD	780	(38)	–	(38)
6-MONTH AUD - BBSW	1.31	Semi-Annual	08/03/2031	USD	920	(47)	–	(47)
3-MONTH NZD - BKBM	1.8125	Semi-Annual	08/03/2031	USD	900	(35)	–	(35)
NZD @ 2.105%	NZD BKBM 3M	Semi-Annual	09/22/2031	USD	1,570	(54)	–	(54)
AUD @ 1.4385%	AUD BBSW 6M	Semi-Annual	09/23/2031	USD	1,230	(39)	–	(39)
AUD @ 1.9975%	AUD BBSW 6M	Semi-Annual	11/10/2031	USD	2,160	4	–	4
NZD @ 2.6715	NZD BKBM 3M	Semi-Annual	11/11/2031	USD	1,860	5	–	5

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	2.067	Semi-Annual	11/15/2031	USD	2,130	$13	$–	$13
3-MONTH NZD - BKBM	2.695	Semi-Annual	11/16/2031	USD	1,840	8	–	8
6-MONTH AUD - BBSW	2.074	Semi-Annual	11/22/2031	USD	1,510	10	–	10
3-MONTH NZD - BKBM	2.8	Semi-Annual	11/23/2031	USD	1,340	14	–	14
						$(338)	$–	$(338)

Percentages are based on Net Assets of $714,815 ($ Thousands).
*	Non-income producing security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CZK — Czech Koruna
DAX — German Stock Index
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUR — Euro
FHLB — Federal Home Loan Bank
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IBEX — International Business Exchange
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
Ltd. — Limited
MIB — Milano Indice di Borsa
MSCI — Morgan Stanley Capital International
MXN — Mexican Peso
MYR — Malaysian Ringgit
NASDAQ – National Association of Securities Dealers and Automated Quotations
NOK — Norwegian Krone
NZD — New Zealand Dollar
OMX — Option Market Index
PEN — Peruvian Sol
PHP — Philippine Peso
PLC — Public Limited Company
PLN — Polish zloty
RUB — Russian Ruble
S&P— Standard & Poor's
Ser — Series
SGD — Singapore Dollar
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index

THB — Thai Baht
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

8

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Multi-Asset Capital Stability Fund (Concluded)

The following is a list of the level of inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Commercial Paper	–	175,732	–	175,732
Exchange Traded Funds	66,271	–	–	66,271
Sovereign Debt	–	61,488	–	61,488
U.S. Treasury Obligations	–	37,145	–	37,145
U.S. Government Agency Obligation	–	19,193	–	19,193
Common Stock	9,961	–	–	9,961
Total Investments in Securities	76,232	293,558	–	369,790

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,451	–	–	1,451
Unrealized Depreciation	(391)	–	–	(391)
Forwards Contracts*
Unrealized Appreciation	–	1,935	–	1,935
Unrealized Depreciation	–	(811)	–	(811)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	31	–	31
Variance Swaps*
Unrealized Depreciation	–	(147)	–	(147)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	54	–	54
Unrealized Depreciation	–	(392)	–	(392)
Credit Default Swaps*
Unrealized Appreciation	–	22	–	22
Total Other Financial Instruments	1,060	692	–	1,752

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2021

9